================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: November 30, 2007

================================================================================

Item 1. Reports to Stockholders

                                                                VALIC Company I


                                                             Semi-Annual Report

                                                              November 30, 2007

VALIC Company I
SEMI-ANNUAL REPORT NOVEMBER 30, 2007
--------------------------------------------------------------------------------

TABLE OF CONTENTS



President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  21
   Broad Cap Value Income Fund.............................................  25
   Capital Conservation Fund...............................................  28
   Core Equity Fund........................................................  41
   Core Value Fund.........................................................  45
   Foreign Value Fund......................................................  50
   Global Equity Fund......................................................  53
   Global Social Awareness Fund............................................  57
   Global Strategy Fund....................................................  65
   Government Securities Fund..............................................  71
   Growth & Income Fund....................................................  74
   Health Sciences Fund....................................................  77
   Inflation Protected Fund................................................  85
   International Equities Fund.............................................  87
   International Government Bond Fund...................................... 101
   International Growth I Fund............................................. 107
   Large Cap Core Fund..................................................... 113
   Large Capital Growth Fund............................................... 116
   Mid Cap Index Fund...................................................... 120
   Mid Cap Strategic Growth Fund........................................... 129
   Money Market I Fund..................................................... 133
   Nasdaq-100(R) Index Fund................................................ 136
   Science & Technology Fund............................................... 140
   Small Cap Aggressive Growth Fund........................................ 144
   Small Cap Fund.......................................................... 147
   Small Cap Index Fund.................................................... 160
   Small Cap Special Values Fund........................................... 184
   Small Cap Strategic Growth Fund......................................... 190
   Stock Index Fund........................................................ 195
   VALIC Ultra Fund........................................................ 205
   Value Fund.............................................................. 208

Statements of Assets and Liabilities.......................................
                                                                            210

Statements of Operations...................................................
                                                                            214

Statements of Changes in Net Assets........................................
                                                                            218

Notes to Financial Statements..............................................
                                                                            226

Financial Highlights.......................................................
                                                                            243

Approval of Advisory Agreements............................................
                                                                            261

Special Meeting of Shareholders............................................
                                                                            268

Supplement to Prospectus...................................................
                                                                            269

VALIC Company I
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six month period ending November 30, 2007.

The market was extremely volatile during the six month period. Over the summer, rising subprime mortgage defaults in the United States quickly spread from a domestic economic event to a global financial market event. Several European banks announced problems associated with exposure to these loans and the credit market seized up. As the credit market seized up, heightened concerns regarding future economic growth entered the market.

The Federal Reserve responded to these concerns by lowering the federal funds target rate by a total of 75 basis points combined in the September and October time period. Despite the Federal Reserve response, by the end of November there was a renewed drying up of liquidity as the credit agencies lowered the ratings on hundreds of billions of dollars worth of debt and financial firms began to take significant write-downs in their balance sheets. At the same time, the price of oil spiked and approached the $100-per-barrel mark. All of these factors combined to increase volatility in both global fixed income and equity markets, and the S&P 500/(R)/ Index total return for the six month period was negative 2.33%.

We believe that diversification is an important strategy in all markets, but is especially well suited during times of volatility. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company I and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals - stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                                  Sincerely,

                                                  /s/ Evelyn M. Curran
                                                  /s/ Evelyn M. Curran
                                                  Evelyn M. Curran, President
                                                  VALIC Company I

VALIC Company I
EXPENSE EXAMPLE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2007 and held until November 30, 2007. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended November 30, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended November 30, 2007" column and the "Expense Ratio as of
November 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2007" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended November 30, 2007" column and the "Expense Ratio as of November 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2007" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I
EXPENSE EXAMPLE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                Actual                                   Hypothetical
                              ------------------------------------------ --------------------------------------------
                                                                                          Ending
                                                                                       Account Value
                                               Ending                                     Using a
                                            Account Value Expenses Paid                Hypothetical   Expenses Paid
                                Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the
                              Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended
                               at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,
Fund                              2007          2007          2007*          2007          2007           2007*
----                          ------------- ------------- -------------- ------------- ------------- ----------------
Asset Allocation@............   $1,000.00     $  995.07       $3.54        $1,000.00     $1,021.45        $3.59
Blue Chip Growth#@...........   $1,000.00     $1,029.63       $4.62        $1,000.00     $1,020.45        $4.60
Broad Cap Value Income#@.....   $1,000.00     $  940.71       $4.12        $1,000.00     $1,020.75        $4.29
Capital Conservation.........   $1,000.00     $1,019.17       $3.53        $1,000.00     $1,021.50        $3.54
Core Equity#.................   $1,000.00     $  951.85       $4.15        $1,000.00     $1,020.75        $4.29
Core Value#..................   $1,000.00     $  922.19       $3.99        $1,000.00     $1,020.85        $4.19
Foreign Value................   $1,000.00     $1,032.55       $4.22        $1,000.00     $1,020.85        $4.19
Global Equity@...............   $1,000.00     $  973.23       $4.69        $1,000.00     $1,020.25        $4.80
Global Social Awareness@.....   $1,000.00     $  977.32       $3.06        $1,000.00     $1,021.90        $3.13
Global Strategy..............   $1,000.00     $1,025.23       $3.54        $1,000.00     $1,021.50        $3.54
Government Securities........   $1,000.00     $1,066.21       $3.62        $1,000.00     $1,021.50        $3.54
Growth & Income#@............   $1,000.00     $  992.67       $4.23        $1,000.00     $1,020.75        $4.29
Health Sciences@.............   $1,000.00     $1,055.51       $6.01        $1,000.00     $1,019.15        $5.91
Inflation Protected#.........   $1,000.00     $1,072.99       $3.37        $1,000.00     $1,021.75        $3.29
International Equities.......   $1,000.00     $1,019.49       $2.37        $1,000.00     $1,022.65        $2.38
International Government Bond   $1,000.00     $1,055.60       $3.60        $1,000.00     $1,021.50        $3.54
International Growth I#@.....   $1,000.00     $1,059.64       $5.20        $1,000.00     $1,019.95        $5.10
Large Cap Core#@.............   $1,000.00     $1,008.40       $4.27        $1,000.00     $1,020.75        $4.29
Large Capital Growth@........   $1,000.00     $1,050.08       $3.95        $1,000.00     $1,021.15        $3.89
Mid Cap Index................   $1,000.00     $  943.65       $1.80        $1,000.00     $1,023.15        $1.87
Mid Cap Strategic Growth@....   $1,000.00     $1,101.84       $4.36        $1,000.00     $1,020.85        $4.19
Money Market I...............   $1,000.00     $1,022.85       $2.58        $1,000.00     $1,022.45        $2.58
NASDAQ-100(R) Index#.........   $1,000.00     $1,082.40       $2.97        $1,000.00     $1,022.15        $2.88
Science & Technology@........   $1,000.00     $1,070.23       $5.43        $1,000.00     $1,019.75        $5.30
Small Cap Aggressive Growth#@   $1,000.00     $  997.44       $4.99        $1,000.00     $1,020.00        $5.05
Small Cap#@..................   $1,000.00     $  864.60       $4.43        $1,000.00     $1,020.25        $4.80
Small Cap Index..............   $1,000.00     $  910.35       $2.05        $1,000.00     $1,022.85        $2.17
Small Cap Special Values#@...   $1,000.00     $  830.43       $4.12        $1,000.00     $1,020.50        $4.55
Small Cap Strategic Growth#@.   $1,000.00     $  900.43       $4.75        $1,000.00     $1,020.00        $5.05
Stock Index..................   $1,000.00     $  975.12       $1.73        $1,000.00     $1,023.25        $1.77
VALIC Ultra#.................   $1,000.00     $1,107.21       $5.00        $1,000.00     $1,020.25        $4.80
Value#.......................   $1,000.00     $  936.61       $4.45        $1,000.00     $1,020.40        $4.65





                                Expense
                                 Ratio
                                 as of
                              November 30,
Fund                             2007*
----                          ------------
Asset Allocation@............     0.71%
Blue Chip Growth#@...........     0.91%
Broad Cap Value Income#@.....     0.85%
Capital Conservation.........     0.70%
Core Equity#.................     0.85%
Core Value#..................     0.83%
Foreign Value................     0.83%
Global Equity@...............     0.95%
Global Social Awareness@.....     0.62%
Global Strategy..............     0.70%
Government Securities........     0.70%
Growth & Income#@............     0.85%
Health Sciences@.............     1.17%
Inflation Protected#.........     0.65%
International Equities.......     0.47%
International Government Bond     0.70%
International Growth I#@.....     1.01%
Large Cap Core#@.............     0.85%
Large Capital Growth@........     0.77%
Mid Cap Index................     0.37%
Mid Cap Strategic Growth@....     0.83%
Money Market I...............     0.51%
NASDAQ-100(R) Index#.........     0.57%
Science & Technology@........     1.05%
Small Cap Aggressive Growth#@     1.00%
Small Cap#@..................     0.95%
Small Cap Index..............     0.43%
Small Cap Special Values#@...     0.90%
Small Cap Strategic Growth#@.     1.00%
Stock Index..................     0.35%
VALIC Ultra#.................     0.95%
Value#.......................     0.92%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period November 30, 2007" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                               Actual                                   Hypothetical
                             ------------------------------------------ --------------------------------------------
                                                                                         Ending
                                                                                      Account Value
                                              Ending                                     Using a
                                           Account Value Expenses Paid                Hypothetical   Expenses Paid
                               Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the      Expense
                             Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended Ratio as of
                              at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,   November 30,
Fund                             2007          2007          2007*          2007          2007           2007*          2007*
----                         ------------- ------------- -------------- ------------- ------------- ---------------- ------------
Asset Allocation............   $1,000.00     $  995.07       $3.54        $1,000.00     $1,021.45        $3.59           0.71%
Blue Chip Growth#...........   $1,000.00     $1,029.63       $4.62        $1,000.00     $1,020.45        $4.60           0.91%
Broad Cap Value Income#.....   $1,000.00     $  940.71       $4.12        $1,000.00     $1,020.75        $4.29           0.85%
Global Equity...............   $1,000.00     $  973.23       $4.64        $1,000.00     $1,020.30        $4.75           0.94%
Global Social Awareness.....   $1,000.00     $  977.32       $2.97        $1,000.00     $1,022.00        $3.03           0.60%
Growth & Income#............   $1,000.00     $  992.67       $4.13        $1,000.00     $1,020.85        $4.19           0.83%
Health Sciences.............   $1,000.00     $1,055.51       $6.01        $1,000.00     $1,019.15        $5.91           1.17%
International Growth I#.....   $1,000.00     $1,059.64       $5.20        $1,000.00     $1,019.95        $5.10           1.01%
Large Cap Core#.............   $1,000.00     $1,008.40       $4.17        $1,000.00     $1,020.85        $4.19           0.83%
Large Capital Growth........   $1,000.00     $1,050.08       $3.90        $1,000.00     $1,021.20        $3.84           0.76%
Mid Cap Strategic Growth....   $1,000.00     $1,101.84       $4.31        $1,000.00     $1,020.90        $4.14           0.82%
Science & Technology........   $1,000.00     $1,070.23       $5.38        $1,000.00     $1,019.80        $5.25           1.04%
Small Cap Aggressive Growth#   $1,000.00     $  997.44       $4.84        $1,000.00     $1,020.15        $4.90           0.97%
Small Cap#..................   $1,000.00     $  864.60       $4.43        $1,000.00     $1,020.25        $4.80           0.95%
Small Cap Special Values#...   $1,000.00     $  830.43       $3.98        $1,000.00     $1,020.65        $4.39           0.87%
Small Cap Strategic Growth#.   $1,000.00     $  900.43       $4.70        $1,000.00     $1,020.05        $5.00           0.99%

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Repurchase Agreements.................... 5.6%
                 Index Fund............................... 5.5
                 Federal National Mtg. Assoc.............. 4.8
                 Commercial Paper......................... 4.7
                 Federal Home Loan Mtg. Corp.............. 4.2
                 Oil Companies -- Integrated.............. 4.2
                 Diversified Financial Services........... 4.1
                 Finance -- Investment Banker/Broker...... 3.2
                 Diversified Manufacturing Operations..... 3.0
                 Electric -- Integrated................... 2.9
                 Computers................................ 2.7
                 Telephone -- Integrated.................. 2.3
                 Banks -- Super Regional.................. 2.2
                 Medical -- Drugs......................... 2.0
                 Medical -- HMO........................... 1.5
                 Multimedia............................... 1.5
                 Aerospace/Defense........................ 1.4
                 Banks -- Commercial...................... 1.3
                 Cosmetics & Toiletries................... 1.3
                 Insurance -- Multi-line.................. 1.3
                 United States Treasury Notes............. 1.3
                 Applications Software.................... 1.2
                 Electronic Components -- Semiconductors.. 1.2
                 Retail -- Discount....................... 1.2
                 Insurance -- Life/Health................. 1.1
                 Medical Products......................... 1.1
                 Food -- Misc............................. 1.0
                 Pipelines................................ 1.0
                 Retail -- Restaurants.................... 1.0
                 Banks -- Fiduciary....................... 0.8
                 Beverages -- Non-alcoholic............... 0.8
                 Insurance -- Property/Casualty........... 0.8
                 Investment Management/Advisor Services... 0.8
                 Oil Companies -- Exploration & Production 0.8
                 Medical -- Biomedical/Gene............... 0.7
                 Oil Field Machinery & Equipment.......... 0.7
                 Retail -- Drug Store..................... 0.7
                 Special Purpose Entities................. 0.7
                 Tobacco.................................. 0.7
                 United States Treasury Bonds............. 0.7
                 Aerospace/Defense -- Equipment........... 0.6
                 Agricultural Chemicals................... 0.6
                 Enterprise Software/Service.............. 0.6
                 Networking Products...................... 0.6
                 Real Estate Investment Trusts............ 0.6
                 Telecom Equipment -- Fiber Optics........ 0.6
                 Transport -- Services.................... 0.6
                 Web Portals/ISP.......................... 0.6
                 Diversified Operations................... 0.5
                 Savings & Loans/Thrifts.................. 0.5
                 Therapeutics............................. 0.5
                 Transport -- Rail........................ 0.5
                 U.S. Government Treasuries............... 0.5
                 Brewery.................................. 0.4
                 Chemicals -- Diversified................. 0.4
                 Chemicals -- Specialty................... 0.4
                 Electric Products -- Misc................ 0.4
                 Steel -- Producers....................... 0.4
                 Athletic Footwear........................ 0.3
                 Auto -- Cars/Light Trucks................ 0.3
                 Banks -- Money Center.................... 0.3
                 Cable TV................................. 0.3
                 E-Commerce/Services...................... 0.3
                 Electronic Forms......................... 0.3
                 Finance -- Mortgage Loan/Banker.......... 0.3
                 Food -- Retail........................... 0.3
                 Non -- Hazardous Waste Disposal.......... 0.3
                 Office Automation & Equipment............ 0.3
                 Oil & Gas Drilling....................... 0.3

            Oil -- Field Services............................  0.3
            Wireless Equipment...............................  0.3
            Advertising Agencies.............................  0.2
            Cellular Telecom.................................  0.2
            Commercial Services -- Finance...................  0.2
            Computer Services................................  0.2
            Computers -- Memory Devices......................  0.2
            Containers -- Paper/Plastic......................  0.2
            Electric -- Generation...........................  0.2
            Engineering/R&D Services.........................  0.2
            Finance -- Credit Card...........................  0.2
            Government National Mtg. Assoc...................  0.2
            Industrial Automated/Robotic.....................  0.2
            Insurance Brokers................................  0.2
            Machinery -- Construction & Mining...............  0.2
            Medical Instruments..............................  0.2
            Medical -- Hospitals.............................  0.2
            Metal -- Aluminum................................  0.2
            Office Supplies & Forms..........................  0.2
            Retail -- Auto Parts.............................  0.2
            Retail -- Building Products......................  0.2
            Semiconductor Equipment..........................  0.2
            Telecom Services.................................  0.2
            Transport -- Air Freight.........................  0.2
            Agricultural Operations..........................  0.1
            Airlines.........................................  0.1
            Apparel Manufacturers............................  0.1
            Auto -- Heavy Duty Trucks........................  0.1
            Building & Construction Products -- Misc.........  0.1
            Building Products -- Cement......................  0.1
            Computer Aided Design............................  0.1
            Data Processing/Management.......................  0.1
            E-Commerce/Products..............................  0.1
            Electronic Components -- Misc....................  0.1
            Electronic Measurement Instruments...............  0.1
            Finance -- Auto Loans............................  0.1
            Finance -- Commercial............................  0.1
            Financial Guarantee Insurance....................  0.1
            Food -- Dairy Products...........................  0.1
            Food -- Wholesale/Distribution...................  0.1
            Health Care Cost Containment.....................  0.1
            Independent Power Producers......................  0.1
            Investment Companies.............................  0.1
            Medical -- Wholesale Drug Distribution...........  0.1
            Metal Processors & Fabrication...................  0.1
            Metal -- Diversified.............................  0.1
            Oil Refining & Marketing.........................  0.1
            Pharmacy Services................................  0.1
            Photo Equipment & Supplies.......................  0.1
            Publishing -- Newspapers.........................  0.1
            Radio............................................  0.1
            Real Estate Operations & Development.............  0.1
            Rental Auto/Equipment............................  0.1
            Retail -- Apparel/Shoe...........................  0.1
            Retail -- Consumer Electronics...................  0.1
            Retail -- Major Department Stores................  0.1
            Retail -- Regional Department Stores.............  0.1
            Schools..........................................  0.1
            Semiconductors Components -- Intergrated Circuits  0.1
            Sovereign........................................  0.1
            Television.......................................  0.1
            Time Deposits....................................  0.1
            Tools -- Hand Held...............................  0.1
            Transport -- Marine..............................  0.1
                                                              ----
                                                              99.6%
                                                              ====

*  Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                Value
                    Security Description               Shares  (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK -- 53.9%
       Advertising Agency -- 0.2%
         Omnicom Group, Inc...........................  5,457 $  266,029
                                                              ----------
       Aerospace/Defense -- 1.4%
         Boeing Co.................................... 16,670  1,542,642
         General Dynamics Corp........................  1,970    174,896
         Northrop Grumman Corp........................  3,163    249,213
         Raytheon Co..................................  5,993    370,667
                                                              ----------
                                                               2,337,418
                                                              ----------
       Aerospace/Defense - Equipment -- 0.4%
         United Technologies Corp.....................  9,839    735,662
                                                              ----------
       Agricultural Chemicals -- 0.6%
         Monsanto Co.................................. 10,179  1,011,487
                                                              ----------
       Apparel Manufacturers -- 0.1%
         Coach, Inc.+.................................  2,167     80,482
         Polo Ralph Lauren Corp.......................  1,410     97,262
                                                              ----------
                                                                 177,744
                                                              ----------
       Applications Software -- 1.2%
         Citrix Systems, Inc.+........................  1,500     55,470
         Microsoft Corp............................... 61,246  2,057,866
                                                              ----------
                                                               2,113,336
                                                              ----------
       Athletic Footwear -- 0.3%
         NIKE, Inc., Class B..........................  8,571    562,686
                                                              ----------
       Auto - Cars/Light Trucks -- 0.2%
         Ford Motor Co.+..............................  9,328     70,053
         General Motors Corp..........................  6,289    187,601
                                                              ----------
                                                                 257,654
                                                              ----------
       Auto - Heavy Duty Trucks -- 0.1%
         PACCAR, Inc..................................  2,013    101,878
                                                              ----------
       Auto/Truck Parts & Equipment - Original -- 0.0%
         Johnson Controls, Inc........................  1,020     39,392
                                                              ----------
       Banks - Commercial -- 0.4%
         Marshall & Ilsley Corp.......................  7,500    236,025
         Regions Financial Corp.......................  6,129    161,990
         Synovus Financial Corp.......................  5,024    125,047
         Zions Bancorp................................  1,740     94,952
                                                              ----------
                                                                 618,014
                                                              ----------
       Banks - Fiduciary -- 0.8%
         State Street Corp............................  3,787    302,543
         The Bank of New York Mellon Corp............. 23,386  1,121,593
                                                              ----------
                                                               1,424,136
                                                              ----------
       Banks - Super Regional -- 1.7%
         Bank of America Corp......................... 19,014    877,116
         Comerica, Inc................................  4,850    222,033
         Huntington Bancshares, Inc................... 16,616    260,705
         KeyCorp...................................... 14,632    385,407
         National City Corp...........................  8,239    162,803
         PNC Financial Services Group, Inc............  2,278    166,772
         SunTrust Banks, Inc..........................  4,010    281,141
         Wells Fargo & Co............................. 15,167    491,866
                                                              ----------
                                                               2,847,843
                                                              ----------
       Beverages - Non - alcoholic -- 0.7%
         Coca-Cola Enterprises, Inc...................  4,715    122,448
         PepsiCo, Inc................................. 12,315    950,472
         The Coca-Cola Co.............................  3,100    192,510
                                                              ----------
                                                               1,265,430
                                                              ----------


                                                                 Value
                     Security Description               Shares  (Note 2)

       ------------------------------------------------------------------
       Brewery -- 0.3%
         Anheuser-Busch Cos., Inc...................... 11,124 $  586,457
                                                               ----------
       Building & Construction Products - Misc. -- 0.1%
         Masco Corp....................................  5,538    124,051
                                                               ----------
       Building - Residential/Commercial -- 0.0%
         Lennar Corp., Class A.........................  1,750     27,720
                                                               ----------
       Cable TV -- 0.2%
         Comcast Corp., Class A+....................... 13,054    268,129
                                                               ----------
       Chemicals - Diversified -- 0.3%
         PPG Industries, Inc...........................  3,630    249,163
         The Dow Chemical Co...........................  6,155    258,141
                                                               ----------
                                                                  507,304
                                                               ----------
       Chemicals - Specialty -- 0.2%
         Ashland, Inc..................................  5,821    286,626
         Eastman Chemical Co...........................  1,430     91,820
                                                               ----------
                                                                  378,446
                                                               ----------
       Coal -- 0.0%
         CONSOL Energy, Inc............................  1,030     61,058
                                                               ----------
       Coatings/Paint -- 0.0%
         The Sherwin-Williams Co.......................    310     19,477
                                                               ----------
       Commercial Services -- 0.0%
         Convergys Corp.+..............................  3,564     58,129
                                                               ----------
       Commercial Services - Finance -- 0.1%
         Moody's Corp..................................  4,462    168,039
         The Western Union Co..........................  1,750     39,550
                                                               ----------
                                                                  207,589
                                                               ----------
       Computer Aided Design -- 0.1%
         Autodesk, Inc.+...............................  2,571    121,068
                                                               ----------
       Computer Services -- 0.1%
         Electronic Data Systems Corp..................  6,011    121,783
                                                               ----------
       Computers -- 2.7%
         Apple, Inc.+..................................  9,138  1,665,126
         Dell, Inc.+...................................  6,910    169,571
         Hewlett-Packard Co............................ 30,463  1,558,487
         International Business Machines Corp.......... 11,159  1,173,704
                                                               ----------
                                                                4,566,888
                                                               ----------
       Computers - Memory Devices -- 0.2%
         EMC Corp.+.................................... 17,582    338,805
         SanDisk Corp.+................................    708     26,508
                                                               ----------
                                                                  365,313
                                                               ----------
       Containers - Paper/Plastic -- 0.1%
         Pactiv Corp.+.................................  8,364    212,446
                                                               ----------
       Cosmetics & Toiletries -- 1.3%
         Colgate-Palmolive Co.......................... 10,925    874,874
         Procter & Gamble Co........................... 14,185  1,049,690
         The Estee Lauder Cos., Inc., Class A..........  7,677    344,544
                                                               ----------
                                                                2,269,108
                                                               ----------
       Data Processing/Management -- 0.0%
         Automatic Data Processing, Inc................    840     37,850
         Fidelity National Information Services, Inc...    950     41,059
                                                               ----------
                                                                   78,909
                                                               ----------
       Diversified Manufacturing Operations -- 2.8%
         3M Co.........................................  8,060    671,076
         Cooper Industries, Ltd. Class A...............    497     24,959

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Diversified Manufacturing Operations (continued)
         Eaton Corp....................................    470 $   41,976
         General Electric Co........................... 75,510  2,891,278
         Honeywell International, Inc..................  8,330    471,645
         Illinois Tool Works, Inc......................  2,193    121,711
         Ingersoll - Rand Co., Ltd., Class A...........  1,560     80,558
         Leggett & Platt, Inc.......................... 10,557    217,263
         Tyco International, Ltd.......................  5,014    201,212
                                                               ----------
                                                                4,721,678
                                                               ----------
       E - Commerce/Products -- 0.1%
         Amazon.com, Inc.+.............................  1,367    123,796
                                                               ----------
       E - Commerce/Services -- 0.3%
         eBay, Inc.+................................... 10,023    336,071
         Expedia, Inc.+................................  1,340     43,684
         IAC/InterActive Corp.+........................  3,998    111,264
         Monster Worldwide, Inc.+......................    650     21,951
                                                               ----------
                                                                  512,970
                                                               ----------
       Electric Products - Misc. -- 0.4%
         Emerson Electric Co........................... 11,024    628,589
         Molex, Inc....................................  2,520     69,451
                                                               ----------
                                                                  698,040
                                                               ----------
       Electric - Integrated -- 1.6%
         Constellation Energy Group, Inc...............  7,473    748,869
         DTE Energy Co.................................    910     44,635
         Edison International.......................... 11,320    633,694
         Exelon Corp...................................  1,765    143,089
         FirstEnergy Corp..............................  3,795    260,185
         NiSource, Inc................................. 20,078    371,644
         PG&E Corp.....................................  6,794    314,358
         Pinnacle West Capital Corp....................  4,336    185,841
         Xcel Energy, Inc..............................  1,450     33,510
                                                               ----------
                                                                2,735,825
                                                               ----------
       Electronic Components - Misc. -- 0.1%
         Tyco Electronics, Ltd.........................  4,154    155,318
                                                               ----------
       Electronic Components - Semiconductors -- 1.1%
         Broadcom Corp., Class A+......................  4,909    131,267
         Intel Corp.................................... 40,328  1,051,754
         MEMC Electronic Materials, Inc.+..............    373     28,937
         National Semiconductor Corp...................  2,710     61,951
         NVIDIA Corp.+.................................  2,975     93,832
         Texas Instruments, Inc........................ 13,627    430,204
                                                               ----------
                                                                1,797,945
                                                               ----------
       Electronic Forms -- 0.3%
         Adobe Systems, Inc.+.......................... 11,927    502,604
                                                               ----------
       Engineering/R&D Services -- 0.2%
         Shaw Group, Inc.+.............................  4,855    307,904
                                                               ----------
       Engines - Internal Combustion -- 0.0%
         Cummins, Inc..................................    470     54,943
                                                               ----------
       Enterprise Software/Service -- 0.6%
         Novell, Inc.+.................................  3,841     26,964
         Oracle Corp.+................................. 52,454  1,058,522
                                                               ----------
                                                                1,085,486
                                                               ----------
       Filtration/Separation Products -- 0.0%
         Pall Corp.....................................  1,110     42,458
                                                               ----------
       Finance - Commercial -- 0.1%
         CIT Group, Inc................................  3,393     90,254
                                                               ----------


                                                              Value
                     Security Description            Shares  (Note 2)

          ------------------------------------------------------------
          Finance - Credit Card -- 0.2%
            American Express Co.....................  3,432 $  202,419
            Discover Financial Services.............  3,673     63,800
                                                            ----------
                                                               266,219
                                                            ----------
          Finance - Investment Banker/Broker -- 2.5%
            Citigroup, Inc.......................... 22,476    748,451
            JPMorgan Chase & Co..................... 31,808  1,451,081
            Lehman Brothers Holdings, Inc...........  1,421     88,997
            Morgan Stanley.......................... 22,196  1,170,173
            The Bear Stearns Cos., Inc..............    180     17,946
            The Charles Schwab Corp................. 20,880    507,593
            The Goldman Sachs Group, Inc............  1,447    327,948
                                                            ----------
                                                             4,312,189
                                                            ----------
          Finance - Mortgage Loan/Banker -- 0.2%
            Fannie Mae..............................  5,079    195,135
            Freddie Mac.............................  3,910    137,124
                                                            ----------
                                                               332,259
                                                            ----------
          Finance - Other Services -- 0.0%
            NYSE Euronext...........................    690     59,754
                                                            ----------
          Financial Guarantee Insurance -- 0.1%
            Ambac Financial Group, Inc..............  1,920     52,282
            MBIA, Inc...............................  1,660     60,606
            MGIC Investment Corp....................  1,680     39,514
                                                            ----------
                                                               152,402
                                                            ----------
          Food - Confectionery -- 0.0%
            The Hershey Co..........................  1,050     41,906
                                                            ----------
          Food - Dairy Products -- 0.1%
            Dean Foods Co...........................  7,264    181,164
                                                            ----------
          Food - Meat Products -- 0.0%
            Tyson Foods, Inc., Class A..............  2,410     35,933
                                                            ----------
          Food - Misc. -- 0.9%
            Campbell Soup Co........................ 10,195    374,360
            ConAgra Foods, Inc...................... 17,562    439,401
            General Mills, Inc......................  5,354    322,043
            Kraft Foods, Inc., Class A.............. 11,050    381,778
                                                            ----------
                                                             1,517,582
                                                            ----------
          Food - Retail -- 0.2%
            Safeway, Inc............................  4,981    173,339
            The Kroger Co...........................  6,513    187,249
                                                            ----------
                                                               360,588
                                                            ----------
          Food - Wholesale/Distribution -- 0.1%
            SUPERVALU, Inc..........................  3,810    159,525
                                                            ----------
          Health Care Cost Containment -- 0.1%
            McKesson Corp...........................  2,440    162,821
                                                            ----------
          Home Decoration Products -- 0.0%
            Newell Rubbermaid, Inc..................  1,560     41,777
                                                            ----------
          Independent Power Producers -- 0.0%
            Dynegy, Inc., Class A+..................  5,570     42,388
            Mirant Corp.+...........................    155      5,981
                                                            ----------
                                                                48,369
                                                            ----------
          Industrial Automated/Robotic -- 0.1%
            Rockwell Automation, Inc................  2,160    146,642
                                                            ----------
          Insurance Broker -- 0.1%
            AON Corp................................  3,800    189,886
                                                            ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                Value
                     Security Description              Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance - Life/Health -- 1.0%
          AFLAC, Inc..................................  9,355 $  585,997
          CIGNA Corp..................................  4,263    228,540
          Genworth Financial, Inc., Class A...........  6,130    160,851
          Lincoln National Corp.......................  5,951    366,403
          Principal Financial Group...................  1,509     98,824
          Torchmark Corp..............................  3,304    203,791
                                                              ----------
                                                               1,644,406
                                                              ----------
        Insurance - Multi - line -- 1.1%
          ACE, Ltd....................................  4,205    251,585
          Allstate Corp...............................  5,052    258,258
          Cincinnati Financial Corp...................    790     31,584
          Hartford Financial Services Group, Inc......  8,770    835,957
          Loews Corp..................................    515     24,612
          MetLife, Inc................................  5,280    346,315
          XL Capital, Ltd., Class A...................    610     35,703
                                                              ----------
                                                               1,784,014
                                                              ----------
        Insurance - Property/Casualty -- 0.8%
          Chubb Corp..................................  5,819    317,427
          SAFECO Corp.................................    920     53,093
          The Travelers Cos., Inc..................... 17,028    904,357
                                                              ----------
                                                               1,274,877
                                                              ----------
        Internet Security -- 0.0%
          Symantec Corp.+.............................  2,063     36,722
          VeriSign, Inc.+.............................    837     34,233
                                                              ----------
                                                                  70,955
                                                              ----------
        Investment Management/Advisor Services -- 0.7%
          Ameriprise Financial, Inc...................  6,739    395,512
          Federated Investors, Inc., Class B..........  5,030    205,174
          Franklin Resources, Inc.....................  3,190    392,944
          Legg Mason, Inc.............................  2,509    191,462
                                                              ----------
                                                               1,185,092
                                                              ----------
        Machinery - Construction & Mining -- 0.2%
          Caterpillar, Inc............................  5,014    360,507
                                                              ----------
        Medical Instruments -- 0.2%
          Medtronic, Inc..............................  7,070    359,509
                                                              ----------
        Medical Products -- 1.1%
          Baxter International, Inc...................  7,236    433,219
          Johnson & Johnson........................... 14,310    969,360
          Stryker Corp................................  4,338    315,069
          Zimmer Holdings, Inc.+......................  1,206     78,064
                                                              ----------
                                                               1,795,712
                                                              ----------
        Medical - Biomedical/Gene -- 0.7%
          Amgen, Inc.+................................  5,235    289,234
          Biogen Idec, Inc.+..........................  1,062     78,715
          Celgene Corp.+..............................  2,401    147,782
          Genentech, Inc.+............................  3,238    246,898
          Genzyme Corp.+..............................  5,565    416,985
          Millipore Corp.+............................    500     40,940
                                                              ----------
                                                               1,220,554
                                                              ----------
        Medical - Drugs -- 1.7%
          Abbott Laboratories.........................    899     51,702
          Eli Lilly & Co..............................  8,337    441,444
          Forest Laboratories, Inc.+..................  2,180     84,039
          Merck & Co., Inc............................ 15,112    897,048
          Pfizer, Inc................................. 39,016    927,020
          Schering-Plough Corp........................  5,797    181,446


                                                                 Value
                     Security Description               Shares  (Note 2)

       ------------------------------------------------------------------
       Medical - Drugs (continued)
         Wyeth.........................................  6,767 $  332,260
                                                               ----------
                                                                2,914,959
                                                               ----------
       Medical - HMO -- 1.4%
         Aetna, Inc....................................  5,114    285,770
         Coventry Health Care, Inc.+...................  1,798    104,068
         Humana, Inc.+.................................  2,600    200,278
         UnitedHealth Group, Inc.......................  7,226    397,430
         WellPoint, Inc.+.............................. 15,526  1,307,445
                                                               ----------
                                                                2,294,991
                                                               ----------
       Medical - Wholesale Drug Distribution -- 0.1%
         AmerisourceBergen Corp........................  3,210    145,638
         Cardinal Health, Inc..........................    880     53,284
                                                               ----------
                                                                  198,922
                                                               ----------
       Metal Processors & Fabrication -- 0.0%
         Precision Castparts Corp......................    130     19,154
                                                               ----------
       Metal - Aluminum -- 0.1%
         Alcoa, Inc....................................  5,804    211,091
                                                               ----------
       Metal - Diversified -- 0.1%
         Freeport - McMoRan Copper & Gold, Inc.........  2,186    216,261
                                                               ----------
       Multimedia -- 1.1%
         News Corp., Class A........................... 23,781    501,066
         The E.W. Scripps Co., Class A.................    730     31,718
         The McGraw - Hill Cos., Inc...................  5,150    252,762
         The Walt Disney Co............................ 15,425    511,339
         Time Warner, Inc.............................. 18,011    310,870
         Viacom, Inc., Class B+........................  5,954    250,187
                                                               ----------
                                                                1,857,942
                                                               ----------
       Networking Products -- 0.6%
         Cisco Systems, Inc.+.......................... 33,684    943,826
         Juniper Networks, Inc.+.......................  4,853    144,231
                                                               ----------
                                                                1,088,057
                                                               ----------
       Non - Hazardous Waste Disposal -- 0.2%
         Allied Waste Industries, Inc.+................  5,021     57,289
         Waste Management, Inc.........................  6,962    238,936
                                                               ----------
                                                                  296,225
                                                               ----------
       Office Automation & Equipment -- 0.1%
         Pitney Bowes, Inc.............................  5,821    224,109
                                                               ----------
       Office Supplies & Forms -- 0.2%
         Avery Dennison Corp...........................  5,473    285,198
                                                               ----------
       Oil & Gas Drilling -- 0.3%
         ENSCO International, Inc......................  6,413    345,340
         Transocean, Inc...............................    833    114,363
                                                               ----------
                                                                  459,703
                                                               ----------
       Oil Companies - Exploration & Production -- 0.6%
         Apache Corp...................................    860     83,239
         Devon Energy Corp.............................  2,870    237,665
         Noble Energy, Inc.............................    780     56,191
         Occidental Petroleum Corp.....................  9,774    681,932
                                                               ----------
                                                                1,059,027
                                                               ----------
       Oil Companies - Integrated -- 4.1%
         Chevron Corp.................................. 27,530  2,416,308
         ConocoPhillips................................ 10,353    828,654
         ExxonMobil Corp............................... 39,336  3,507,198

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                            Value
                    Security Description           Shares  (Note 2)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Oil Companies - Integrated (continued)
             Marathon Oil Corp....................  2,448 $  136,843
                                                          ----------
                                                           6,889,003
                                                          ----------
           Oil Field Machinery & Equipment -- 0.7%
             Grant Prideco, Inc.+................. 12,840    617,604
             National-Oilwell Varco, Inc.+........  8,993    612,873
                                                          ----------
                                                           1,230,477
                                                          ----------
           Oil Refining & Marketing -- 0.0%
             Valero Energy Corp...................  1,230     80,036
                                                          ----------
           Oil - Field Services -- 0.3%
             Halliburton Co.......................  7,804    285,704
             Schlumberger, Ltd....................  1,980    185,031
                                                          ----------
                                                             470,735
                                                          ----------
           Pharmacy Services -- 0.1%
             Express Scripts, Inc.+...............  1,310     88,753
             Medco Health Solutions, Inc.+........    985     98,490
                                                          ----------
                                                             187,243
                                                          ----------
           Photo Equipment & Supplies -- 0.1%
             Eastman Kodak Co.....................  7,980    187,370
                                                          ----------
           Pipelines -- 0.4%
             El Paso Corp......................... 14,421    231,889
             Williams Cos., Inc................... 10,411    361,366
                                                          ----------
                                                             593,255
                                                          ----------
           Publishing - Newspapers -- 0.1%
             Gannett Co., Inc.....................  2,540     93,345
             The New York Times Co., Class A......  7,610    125,565
                                                          ----------
                                                             218,910
                                                          ----------
           Real Estate Investment Trusts -- 0.4%
             Equity Residential...................  6,480    241,121
             Host Hotels & Resorts, Inc........... 23,540    451,732
                                                          ----------
                                                             692,853
                                                          ----------
           Retail - Apparel/Shoe -- 0.1%
             Limited Brands, Inc..................    950     19,076
             The Gap, Inc.........................  9,098    185,599
                                                          ----------
                                                             204,675
                                                          ----------
           Retail - Auto Parts -- 0.2%
             AutoZone, Inc.+......................  2,270    253,400
                                                          ----------
           Retail - Building Products -- 0.2%
             Home Depot, Inc......................  8,616    246,073
             Lowe's Cos., Inc.....................  3,893     95,028
                                                          ----------
                                                             341,101
                                                          ----------
           Retail - Consumer Electronics -- 0.1%
             Best Buy Co., Inc....................    910     46,456
             RadioShack Corp......................  4,849     89,706
                                                          ----------
                                                             136,162
                                                          ----------
           Retail - Discount -- 1.2%
             Big Lots, Inc.+......................  4,754     88,757
             Dollar Tree Stores, Inc.+............ 14,825    424,885
             Family Dollar Stores, Inc............  5,457    128,512
             Target Corp..........................  8,940    536,936
             TJX Cos., Inc........................  2,464     72,294
             Wal-Mart Stores, Inc................. 15,836    758,545
                                                          ----------
                                                           2,009,929
                                                          ----------


                                                                     Value
                     Security Description                   Shares  (Note 2)

   --------------------------------------------------------------------------
   Retail - Drug Store -- 0.6%
     CVS Caremark Corp..................................... 24,619 $  986,976
     Walgreen Co...........................................    695     25,430
                                                                   ----------
                                                                    1,012,406
                                                                   ----------
   Retail - Jewelry -- 0.0%
     Tiffany & Co..........................................    380     17,643
                                                                   ----------
   Retail - Regional Department Stores -- 0.1%
     Macy's, Inc...........................................  4,011    118,926
                                                                   ----------
   Retail - Restaurants -- 0.9%
     McDonald's Corp....................................... 24,977  1,460,405
                                                                   ----------
   Rubber - Tires -- 0.0%
     The Goodyear Tire & Rubber Co.+.......................  1,416     40,710
                                                                   ----------
   School -- 0.1%
     Apollo Group, Inc., Class A+..........................  1,370    104,832
                                                                   ----------
   Semiconductor Equipment -- 0.2%
     Applied Materials, Inc................................ 11,563    217,731
     Novellus Systems, Inc.+...............................  3,287     85,495
     Teradyne, Inc.+.......................................  1,570     17,097
                                                                   ----------
                                                                      320,323
                                                                   ----------
   Semiconductors Components - Intergrated Circuits -- 0.1%
     Analog Devices, Inc...................................  5,960    183,449
                                                                   ----------
   Steel - Producers -- 0.2%
     Nucor Corp............................................  2,279    134,940
     United States Steel Corp..............................  1,940    189,538
                                                                   ----------
                                                                      324,478
                                                                   ----------
   Steel - Specialty -- 0.0%
     Allegheny Technologies, Inc...........................    190     18,573
                                                                   ----------
   Telecom Equipment - Fiber Optics -- 0.6%
     Corning, Inc.......................................... 43,063  1,046,000
                                                                   ----------
   Telecom Services -- 0.1%
     Embarq Corp...........................................  2,440    124,318
                                                                   ----------
   Telephone - Integrated -- 1.8%
     AT&T, Inc............................................. 43,891  1,677,075
     CenturyTel, Inc.......................................  4,244    180,922
     Qwest Communications International, Inc.+.............  3,710     24,597
     Sprint Nextel Corp.................................... 23,752    368,631
     Verizon Communications, Inc........................... 18,004    777,953
                                                                   ----------
                                                                    3,029,178
                                                                   ----------
   Therapeutics -- 0.5%
     Gilead Sciences, Inc.+................................ 18,443    858,337
                                                                   ----------
   Tobacco -- 0.7%
     Altria Group, Inc.....................................  9,045    701,530
     Reynolds American, Inc................................  4,030    282,181
     UST, Inc..............................................  3,998    231,484
                                                                   ----------
                                                                    1,215,195
                                                                   ----------
   Tools - Hand Held -- 0.1%
     Black & Decker Corp...................................  1,610    133,067
                                                                   ----------
   Transport - Rail -- 0.2%
     Burlington Northern Santa Fe Corp.....................    698     58,297
     CSX Corp..............................................  2,700    113,400
     Norfolk Southern Corp.................................  2,400    122,904
                                                                   ----------
                                                                      294,601
                                                                   ----------
   Transport - Services -- 0.5%
     FedEx Corp............................................    400     39,388
     United Parcel Service, Inc., Class B.................. 11,511    848,130
                                                                   ----------
                                                                      887,518
                                                                   ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                       Shares/
                                                      Principal   Value
                  Security Description                 Amount    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Web Portals/ISP -- 0.6%
       Google, Inc., Class A+........................    1,190  $   824,670
       Yahoo!, Inc.+.................................    5,772      154,747
                                                                -----------
                                                                    979,417
                                                                -----------
     Wireless Equipment -- 0.3%
       Motorola, Inc.................................    6,750      107,797
       Nokia Oyj ADR.................................    4,220      165,973
       QUALCOMM, Inc.................................    5,188      211,567
                                                                -----------
                                                                    485,337
                                                                -----------
     Total Common Stock
        (cost $86,380,003)...........................            91,541,948
                                                                -----------
     EXCHANGE TRADED FUNDS -- 5.5%
     Index Fund -- 5.5%
       iShares MSCI EAFE Index Fund
        (cost $8,266,525)............................  112,500    9,343,125
                                                                -----------
     PREFERRED STOCK -- 0.4%
     Banks - Money Center -- 0.1%
       Santander Finance Preferred SA 5.88%(1).......    7,600      159,600
                                                                -----------
     Banks - Super Regional -- 0.0%
       Wachovia Capital Trust IX 6.38%...............    3,100       66,898
                                                                -----------
     Diversified Financial Services -- 0.2%
       General Electric Capital Corp. 8.00%(3).......   11,000      245,630
                                                                -----------
     Special Purpose Entity -- 0.1%
       Structured Repackaged Asset-Backed Trust
        Securities 5.97%(1)..........................    7,600      143,640
                                                                -----------
     Total Preferred Stock
        (cost $721,344)..............................               615,768
                                                                -----------
     ASSET BACKED SECURITIES -- 3.8%
     Diversified Financial Services -- 3.8%
       Banc of America Funding Corp.
        Series 2007-C, Class 5A1
        5.37% due 05/20/36(4)........................ $330,764      329,491
       Banc of America Funding Corp.
        Series 2006-J, Class 2A1
        5.89% due 01/20/47(4)........................  336,670      331,436
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2007-PW15, Class A2
        5.21% due 02/11/44(5)........................  155,000      153,963
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2006-PW12, Class F
        5.75% due 09/11/38*(5)(12)...................  300,000      232,399
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2006-PW12, Class G
        5.75% due 09/11/38...........................   51,000       37,126
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2007-PW15, Class H
        5.75% due 02/11/44*(5)(12)...................  330,000      187,343
       Chase Funding Mtg. Loan Asset-Backed Certs.
        Series 2003-6, Class 1A6
        4.59% due 05/25/15...........................   93,007       90,587
       Chase Mtg. Finance Corp.
        Series 2007-A2, Class 1A1
        4.55% due 07/25/37(4)........................  510,056      505,577
       Commercial Mtg. Pass Through Certs.
        Series 2004-LB2A, Class A3
        4.22% due 03/10/39(5)........................  645,000      633,828


                                                         Principal   Value
                   Security Description                   Amount    (Note 2)

   --------------------------------------------------------------------------
   Diversified Financial Services (continued)
     Countrywide Asset-Backed Certs.
      Series 2006-S6, Class A3
      5.66% due 03/25/34................................ $380,000  $  367,952
     Countrywide Asset-Backed Certs.
      Series 2006-S4, Class A3
      5.80% due 10/25/36................................  570,000     530,380
     J.P. Morgan Chase Commercial Mtg. Securities Corp.
      Series 2006-CB16, Class E
      5.84% due 05/12/45*(5)............................  205,000     174,414
     LB-UBS Commercial Mtg. Trust
      Series 2007-C6, Class AM
      6.11% due 07/15/40(5).............................  400,000     400,781
     LB-UBS Commercial Mtg. Trust
      Series 2007-C6, Class B
      6.24% due 07/15/40(5)(12).........................  300,000     290,016
     Merrill Lynch/ Countrywide Commercial Mtg. Trust
      Series 2007-5, Class H
      5.92% due 08/12/48(12)............................  165,000      98,533
     Morgan Stanley Capital I
      Series 2006-IQ12, Class D
      5.53% due 12/15/43(5).............................  200,000     179,985
     Ocwen Advance Receivables Backed Notes
      Series 2006-1A
      5.36% due 11/24/15*(7)............................  300,000     285,000
     Swift Master Auto Receivables Trust
      Series 2007-2, Class A
      5.30% due 10/15/12(1).............................  525,217     524,831
     Wachovia Bank Commercial Mtg. Trust
      Series 2006-WL7A, Class F
      4.99% due 09/15/21*(1)(5).........................  410,000     397,396
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR17, Class A2
      5.84% due 10/25/36(4).............................  495,913     499,297
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR12, Class 2A1
      6.10% due 09/25/36(4).............................  189,119     189,126
                                                                   ----------
   Total Asset Backed Securities
      (cost $6,850,781).................................            6,439,461
                                                                   ----------
   CONVERTIBLE BONDS & NOTES -- 0.0%
   Telecom Services -- 0.0%
     ICO North America, Inc.
      Notes
      7.50% due 08/15/09(7)(8)(9)
      (cost $20,000)....................................   20,000      20,000
                                                                   ----------
   CORPORATE BONDS & NOTES -- 10.9%
   Aerospace/Defense - Equipment -- 0.2%
     United Technologies Corp.
      Senior Notes
      6.10% due 05/15/12................................  384,000     405,955
                                                                   ----------
   Agricultural Chemicals -- 0.0%
     Terra Capital, Inc.
      Company Guar. Notes
      7.00% due 02/01/17................................   20,000      19,750
     The Mosaic Co.
      Senior Notes
      7.38% due 12/01/14*...............................   40,000      42,200
                                                                   ----------
                                                                       61,950
                                                                   ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                 Principal  Value
                    Security Description          Amount   (Note 2)
             ------------------------------------------------------
             CORPORATE BONDS & NOTES (continued)
             Agricultural Operations -- 0.1%
               Cargill, Inc.
                Notes
                5.00% due 11/15/13*............. $127,000  $125,428
                                                           --------
             Airlines -- 0.1%
               American Airlines, Inc.
                Pass Through Certs.
                Series 2001-1, Class A-2
                6.82% due 05/23/11..............   55,000    53,328
               Northwest Airlines, Inc.
                Pass Through Certs.
                Series 2002-1 Class G2
                6.26% due 11/20/21..............   46,573    46,573
                                                           --------
                                                             99,901
                                                           --------
             Auto - Cars/Light Trucks -- 0.1%
               DaimlerChrysler NA Holding Corp.
                Company Guar. Notes
                6.05% due 03/13/09(1)...........   55,000    54,750
               Ford Motor Co.
                Debentures
                6.38% due 02/01/29..............   55,000    37,400
               General Motors Corp.
                Debentures
                8.25% due 07/15/23..............   30,000    24,600
               General Motors Corp.
                Senior Bonds
                8.38% due 07/15/33..............   38,000    31,540
                                                           --------
                                                            148,290
                                                           --------
             Banks - Commercial -- 0.6%
               BOI Capital Funding
                Bank Guar. Bonds
                6.11% due 02/04/16*(1)(2).......   60,000    52,735
               Colonial Bank NA
                Sub. Notes
                6.38% due 12/01/15..............   60,000    59,280
               Compass Bank
                Notes
                5.50% due 04/01/20..............  100,000    94,513
               Compass Bank
                Sub. Notes
                6.40% due 10/01/17..............   40,000    40,949
               First Maryland Capital II
                Notes
                5.76% due 02/01/27(1)...........  124,000   115,233
               Popular North America, Inc.
                Company Guar. Notes
                5.65% due 04/15/09..............   83,000    84,061
               Silicon Valley Bank
                Senior Notes
                5.70% due 06/01/12..............  100,000   103,026
               SouthTrust Bank
                Sub. Notes
                4.75% due 03/01/13..............  110,000   107,265
               SouthTrust Corp.
                Sub. Notes
                5.80% due 06/15/14..............   45,000    46,385
               Union Bank of California NA
                Sub. Notes
                5.95% due 05/11/16..............  110,000   112,332
               US Bank NA
                Notes
                3.90% due 08/15/08..............   26,000    25,696
               Wachovia Bank NA
                6.60% due 01/15/38..............  100,000    99,792
                                                           --------
                                                            941,267
                                                           --------


                                                    Principal  Value
                    Security Description             Amount   (Note 2)

          ------------------------------------------------------------
          Banks - Fiduciary -- 0.0%
            The Bank of New York Mellon Corp.
             Sub. Notes
             6.38% due 04/01/12.................... $ 60,000  $ 63,564
                                                              --------
          Banks - Super Regional -- 0.5%
            Bank of America NA
             Sub. Notes
             6.00% due 10/15/36....................  500,000   476,931
            Capital One Financial Corp.
             Senior Notes
             5.70% due 09/15/11....................  201,000   192,815
            JPMorgan Chase Bank NA
             Sub. Notes
             6.13% due 11/01/08....................  117,000   118,015
                                                              --------
                                                               787,761
                                                              --------
          Beverages - Non - alcoholic -- 0.1%
            Pepsico Inc.
             Notes
             4.65% due 02/15/13....................  105,000   104,952
                                                              --------
          Brewery -- 0.1%
            Anheuser - Busch Cos., Inc.
             Senior Notes
             5.50% due 01/15/18....................   32,000    32,150
            Anheuser - Busch Cos., Inc.
             Senior Notes
             5.60% due 03/01/17....................  124,000   127,866
                                                              --------
                                                               160,016
                                                              --------
          Broadcast Services/Program -- 0.0%
            Nexstar Finance, Inc.
             Senior Sub. Notes
             7.00% due 01/15/14....................   40,000    37,100
                                                              --------
          Building Products - Air & Heating -- 0.0%
            American Standard, Inc.
             Company Guar. Notes
             7.38% due 02/01/08....................   47,000    47,078
                                                              --------
          Building - Residential/Commercial -- 0.0%
            D.R. Horton, Inc.
             Company Guar. Notes
             5.00% due 01/15/09....................   49,000    46,304
                                                              --------
          Cable TV -- 0.1%
            CCH I LLC
             Company Guar. Notes
             11.00% due 10/01/15...................   29,000    25,157
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................   70,000    69,300
            Comcast Cable Communications, Inc.
             Senior Notes
             7.13% due 06/15/13....................   62,000    66,447
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................   28,000    27,927
                                                              --------
                                                               188,831
                                                              --------
          Casino Hotels -- 0.0%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14....................   20,000    18,125
            Turning Stone Resort Casino Enterprise
             Senior Notes
             9.13% due 09/15/14*...................   20,000    20,200
                                                              --------
                                                                38,325
                                                              --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                   Principal  Value
                   Security Description             Amount   (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Cellular Telecom -- 0.2%
            Centennial Communications Corp.
             Senior Notes
             10.98% due 01/01/13(1)............... $ 75,000  $ 76,687
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14...................   20,000    18,600
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14*..................   10,000     9,300
            MetroPCS Wireless, Inc.
             Senior Notes
             9.25% due 11/01/14...................   35,000    33,163
            Nextel Communications, Inc.
             Company Guar. Notes
             5.95% due 03/15/14...................  100,000    93,151
            Rural Cellular Corp.
             Senior Sub. Notes
             8.62% due 06/01/13*..................   15,000    15,225
            Rural Cellular Corp.
             Senior Notes
             10.66% due 11/01/12(1)...............    5,000     5,100
                                                             --------
                                                              251,226
                                                             --------
          Chemicals - Diversified -- 0.1%
            E.I. Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14...................   34,000    33,540
            E.I. Du Pont de Nemours & Co.
             Notes
             5.00% due 01/15/13...................   80,000    80,610
            Lyondell Chemical Co.
             Company Guar. Notes
             8.00% due 09/15/14...................   40,000    45,300
                                                             --------
                                                              159,450
                                                             --------
          Chemicals - Specialty -- 0.2%
            Huntsman International LLC
             Company Guar. Notes
             7.88% due 11/15/14...................   50,000    53,625
            Lubrizol Corp.
             Senior Notes
             4.63% due 10/01/09...................  200,000   200,873
            Momentive Performance Materials, Inc.
             Senior Sub. Notes
             11.50% due 12/01/16*.................   80,000    71,000
                                                             --------
                                                              325,498
                                                             --------
          Commercial Services - Finance -- 0.1%
            The Western Union Co.
             Senior Notes
             5.40% due 11/17/11...................  147,000   149,810
                                                             --------
          Computer Services -- 0.1%
            Compucom Systems, Inc.
             Senior Sub. Notes
             12.50% due 10/01/15*.................   25,000    24,937
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08...................   55,000    54,520
                                                             --------
                                                               79,457
                                                             --------
          Consumer Products - Misc. -- 0.0%
            American Achievement Corp.
             Senior Sub. Notes
             8.25% due 04/01/12...................   10,000     9,750
                                                             --------


                                                          Principal  Value
                    Security Description                   Amount   (Note 2)

    ------------------------------------------------------------------------
    Containers - Paper/Plastic -- 0.1%
      Jefferson Smurfit Corp.
       Company Guar. Notes
       8.25% due 10/01/12................................ $ 10,000  $  9,900
      Pliant Corp.
       Company Guar. Notes
       11.13% due 09/01/09...............................   69,000    56,752
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17................................  150,000   144,000
                                                                    --------
                                                                     210,652
                                                                    --------
    Data Processing/Management -- 0.1%
      Fiserv, Inc.
       Senior Notes
       6.13% due 11/20/12................................  100,000   101,552
                                                                    --------
    Direct Marketing -- 0.0%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12................................   40,000    37,800
                                                                    --------
    Diversified Financial Services -- 0.1%
      American Express Travel Related Services Co., Inc.
       Senior Notes
       5.25% due 11/21/11*...............................   60,000    60,148
      AXA Financial, Inc.
       Senior Notes
       6.50% due 04/01/08................................   50,000    50,161
      General Electric Capital Corp.
       Senior Notes
       5.25% due 10/19/12................................  120,000   122,980
                                                                    --------
                                                                     233,289
                                                                    --------
    Diversified Manufacturing Operations -- 0.1%
      General Electric Co .
       Notes
       5.25% due 12/06/17................................   97,000    96,107
                                                                    --------
    Diversified Operations -- 0.0%
      Capmark Financial Group, Inc.
       Company Guar. Notes
       5.88% due 05/10/12*...............................   55,000    42,634
                                                                    --------
    Electric - Distribution -- 0.0%
      Old Dominion Electric Cooperative
       1st Mtg. Bonds
       5.68% due 12/01/28................................   45,833    48,707
                                                                    --------
    Electric - Generation -- 0.2%
      Bruce Mansfield Unit
       Pass Through Certs.
       6.85% due 06/01/34................................  121,000   123,990
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17*...............................   75,000    74,625
      The AES Corp.
       Senior Notes
       8.88% due 02/15/11................................   70,000    72,625
                                                                    --------
                                                                     271,240
                                                                    --------
    Electric - Integrated -- 1.2%
      Centerpoint Energy, Inc.
       Senior Notes
       5.88% due 06/01/08................................  130,000   130,162
      Commonwealth Edison Co.
       1st Mtg. Bonds
       5.95% due 08/15/16................................  135,000   138,037
      Commonwealth Edison Co.
       1st Mtg. Notes
       6.15% due 09/15/17................................   52,000    53,856

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric - Integrated (continued)
        Consumers Energy Co.
         1st Mtg. Bonds
         Series C
         4.25% due 04/15/08                          $130,000  $  129,452
        Dominion Resources, Inc.
         Senior Notes
         5.69% due 05/15/08.........................  121,000     121,145
        Dominion Resources, Inc.
         Jr. Sub. Notes
         6.30% due 09/30/66(1)......................   95,000      93,680
        Duke Energy Corp.
         Senior Notes
         4.20% due 10/01/08.........................  110,000     109,460
        Duke Energy Indiana, Inc.
         Debentures
         5.00% due 09/15/13.........................   50,000      49,214
        Entergy Louisiana LLC
         1st Mtg. Bonds
         5.83% due 11/01/10.........................  165,000     166,546
        Florida Power & Light Co.
         1st Mortgage Notes
         5.55% due 11/01/17.........................  120,000     123,513
        Illinois Power Co.
         Senior Sec. Notes
         6.13% due 11/15/17*........................   55,000      55,844
        Mackinaw Power LLC
         Secured Notes
         6.30% due 10/31/23*........................  105,270     112,453
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11.........................   25,000      24,937
        Mirant Mid-Atlantic LLC
         Pass Through Certs.
         Series B
         9.13% due 06/30/17.........................   31,308      34,478
        Nisource Finance Corp.
         Company Guar. Notes
         5.25% due 09/15/17.........................   40,000      38,120
        Pepco Holdings, Inc.
         Senior Notes
         6.45% due 08/15/12.........................   45,000      47,188
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11.........................   55,000      59,155
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.........................  183,000     178,162
        Sierra Pacific Power Co.
         Bonds
         6.75% due 07/01/37.........................  108,000     111,404
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(7)(8)(9)...............  125,000           0
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes
         10.25% due 11/01/15*.......................   65,000      63,370
        Virginia Electric & Power Co.
         Notes
         4.10% due 12/15/08.........................  144,000     142,474
        Virginia Electric & Power Co.
         Senior Notes
         6.35% due 11/30/37.........................   47,000      47,390
                                                               ----------
                                                                2,030,040
                                                               ----------


                                                      Principal  Value
                    Security Description               Amount   (Note 2)

       -----------------------------------------------------------------
       Electronic Components - Semiconductors -- 0.1%
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16......................... $ 15,000  $ 15,038
         Freescale Semiconductor, Inc.
          Senior Sub. Notes
          10.13% due 12/15/16........................   25,000    21,437
         National Semiconductor Corp.
          Senior Notes
          6.60% due 06/15/17.........................  100,000   103,424
         Spansion, Inc.
          Sec. Notes
          8.75% due 06/01/13*(1).....................   10,000     9,100
                                                                --------
                                                                 148,999
                                                                --------
       Electronic Measurement Instruments -- 0.1%
         Agilent Technologies, Inc.
          6.50% due 11/01/17.........................  104,000   105,354
                                                                --------
       Electronics - Military -- 0.0%
         L-3 Communications Corp.
          Company Guar. Notes
          6.38% due 10/15/15.........................   35,000    34,650
                                                                --------
       Finance - Auto Loans -- 0.1%
         Ford Motor Credit Co. LLC
          Senior Notes
          5.80% due 01/12/09.........................    6,000     5,709
         Ford Motor Credit Co. LLC
          Notes
          7.38% due 10/28/09.........................  110,000   104,148
         Ford Motor Credit Co. LLC
          Notes
          7.88% due 06/15/10.........................    1,000       928
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11.........................   60,000    52,422
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12.........................    4,000     3,401
                                                                --------
                                                                 166,608
                                                                --------
       Finance - Commercial -- 0.0%
         Transamerica Finance Corp.
          Senior Notes
          6.40% due 09/15/08.........................   67,000    67,696
                                                                --------
       Finance - Credit Card -- 0.0%
         Capital One Bank
          Senior Sub. Notes
          6.50% due 06/13/13.........................   69,000    68,450
                                                                --------
       Finance - Investment Banker/Broker -- 0.7%
         Bear Stearns Co., Inc.
          Notes
          4.50% due 10/28/10.........................   57,000    54,831
         JP Morgan Chase & Co.
          Senior Notes
          5.38% due 01/15/14.........................  110,000   111,302
         JP Morgan Chase & Co.
          Sub. Notes
          5.75% due 01/02/13.........................  500,000   511,878
         Lehman Brothers Holdings, Inc.
          Notes
          4.38% due 11/30/10.........................   55,000    53,729
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          6.88% due 07/17/37.........................   20,000    19,429

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                     Principal   Value
                   Security Description               Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Finance - Investment Banker/Broker (continued)
        Morgan Stanley
         Senior Notes
         5.25% due 11/02/12......................... $ 50,000  $   49,702
        Schwab Capital Trust I
         Company Guar. Bonds
         7.50% due 11/15/37(1)......................   85,000      86,904
        The Bear Stearns Cos., Inc.
         Senior Notes
         6.40% due 10/02/17.........................  210,000     205,240
        The Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/37.........................  127,000     124,746
                                                               ----------
                                                                1,217,761
                                                               ----------
      Finance - Mortgage Loan/Banker -- 0.1%
        Countrywide Financial Corp.
         Company Guar. Notes
         5.80% due 06/07/12.........................    3,000       2,249
        Countrywide Financial Corp.
         Sub. Notes
         6.25% due 05/15/16.........................   88,000      55,450
        Residential Capital LLC
         Company Guar. Notes
         6.50% due 04/17/13.........................   55,000      35,613
                                                               ----------
                                                                   93,312
                                                               ----------
      Food - Misc. -- 0.1%
        Kraft Foods, Inc.
         Senior Notes
         7.00% due 08/11/37.........................  121,000     128,732
                                                               ----------
      Funeral Services & Related Items -- 0.0%
        Service Corp. International
         Senior Notes
         6.75% due 04/01/16.........................   50,000      47,250
                                                               ----------
      Home Furnishings -- 0.0%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14.........................   25,000      23,375
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(3).....................   16,000      12,640
                                                               ----------
                                                                   36,015
                                                               ----------
      Hotel/Motel -- 0.0%
        Starwood Hotels & Resorts Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13.........................   55,000      54,471
                                                               ----------
      Independent Power Producers -- 0.1%
        Calpine Corp.
         Sec. Notes
         8.75% due 07/15/13*(10)....................  145,000     155,875
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.........................   75,000      73,500
                                                               ----------
                                                                  229,375
                                                               ----------
      Industrial Automated/Robotic -- 0.1%
        Rockwell Automation, Inc.
         Debentures
         6.25% due 12/01/37.........................  102,000     101,181
                                                               ----------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10.........................   55,000      55,914


                                                      Principal  Value
                    Security Description               Amount   (Note 2)

       -----------------------------------------------------------------
       Insurance Brokers (continued)
         Marsh & McLennan Cos., Inc.
          Senior Notes
          7.13% due 06/15/09......................... $ 25,000  $ 26,019
                                                                --------
                                                                  81,933
                                                                --------
       Insurance - Life/Health -- 0.1%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*........................  102,000   105,511
         Monumental Global Funding II
          Notes
          5.65% due 07/14/11*........................   54,000    56,793
         Prudential Financial Inc.
          Notes
          6.63% due 12/01/37.........................   63,000    62,471
                                                                --------
                                                                 224,775
                                                                --------
       Insurance - Property/Casualty -- 0.0%
         The Travelers Cos., Inc.
          Senior Notes
          6.25% due 06/15/37.........................   27,000    26,783
                                                                --------
       Investment Management/Advisor Services -- 0.1%
         LVB Acquisition Merger Sub, Inc.
          Senior Notes
          10.38% due 10/15/17*.......................   50,000    49,750
         LVB Acquisition Merger Sub, Inc.
          Senior Sub. Notes
          11.63% due 10/15/17*.......................   40,000    39,450
                                                                --------
                                                                  89,200
                                                                --------
       Medical - Drugs -- 0.2%
         Abbott Laboratories
          Notes
          6.15% due 11/30/37.........................   60,000    62,177
         American Home Products Corp.
          Notes
          6.70% due 03/15/11.........................   93,000    99,748
         Wyeth
          Bonds
          5.50% due 02/01/14.........................  112,000   114,682
                                                                --------
                                                                 276,607
                                                                --------
       Medical - HMO -- 0.1%
         Aetna Inc.
          Senior Notes.
          6.75% due 12/15/37.........................   60,000    59,236
         WellPoint, Inc.
          Notes
          3.75% due 12/14/07.........................   77,958    77,919
                                                                --------
                                                                 137,155
                                                                --------
       Medical - Hospitals -- 0.2%
         Community Health Systems, Inc.
          Senior Notes
          8.88% due 07/15/15.........................   60,000    60,600
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13.........................   70,000    60,900
         HCA, Inc.
          Sec. Notes
          9.25% due 11/15/16.........................  100,000   103,500
         IASIS Healthcare LLC / IASIS Capital Corp.
          Bank Guaranteed Notes
          8.75% due 06/15/14.........................   40,000    38,800
                                                                --------
                                                                 263,800
                                                                --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                    Principal  Value
                    Security Description             Amount   (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Metal Processors & Fabrication -- 0.1%
            Commercial Metals Co.
             Senior Notes
             6.50% due 07/15/17.................... $ 96,000  $101,835
            Timken Co.
             Notes
             5.75% due 02/15/10....................   88,000    88,963
                                                              --------
                                                               190,798
                                                              --------
          Metal - Aluminum -- 0.1%
            Alcoa, Inc.
             Notes
             6.00% due 01/15/12....................   66,000    68,645
            Alcoa, Inc.
             Bonds
             6.50% due 06/15/18....................  142,000   150,091
                                                              --------
                                                               218,736
                                                              --------
          Metal - Diversified -- 0.0%
            Freeport - McMoRan Copper & Gold, Inc.
             Senior Notes
             8.38% due 04/01/17....................   45,000    48,600
                                                              --------
          Mining -- 0.0%
            Newmont Mining Corp.
             Company Guar. Notes
             5.88% due 04/01/35....................   60,000    54,427
                                                              --------
          Multimedia -- 0.3%
            Belo Corp.
             Senior Notes
             6.75% due 05/30/13....................   55,000    55,299
            Cox Enterprises, Inc.
             Notes
             7.88% due 09/15/10*...................  143,000   154,203
            News America, Inc.
             Company Guar. Bonds
             7.30% due 04/30/28....................   65,000    68,937
            Time Warner Entertainment Co. LP
             Senior Notes
             8.38% due 07/15/33....................  138,000   163,838
            Viacom, Inc.
             6.13% due 10/05/17....................   26,000    25,821
            Viacom, Inc.
             Senior Notes
             6.88% due 04/30/36....................   45,000    44,591
                                                              --------
                                                               512,689
                                                              --------
          Non - Hazardous Waste Disposal -- 0.1%
            Republic Services, Inc.
             Notes
             6.09% due 03/15/35....................   95,000    92,356
            Waste Management, Inc.
             Company Guar. Notes
             6.88% due 05/15/09....................   52,000    53,583
            Waste Management, Inc.
             Company Guar. Notes
             7.75% due 05/15/32....................   60,000    68,473
                                                              --------
                                                               214,412
                                                              --------
          Office Automation & Equipment -- 0.2%
            IKON Office Solutions, Inc.
             Senior Notes
             7.75% due 09/15/15....................   30,000    30,383
            Pitney Bowes, Inc.
             Notes
             5.25% due 01/15/37....................  174,000   171,987


                                                        Principal  Value
                   Security Description                  Amount   (Note 2)

     ---------------------------------------------------------------------
     Office Automation & Equipment (continued)
       Pitney Bowes, Inc.
        Notes
        5.75% due 09/15/17............................. $102,000  $105,221
                                                                  --------
                                                                   307,591
                                                                  --------
     Oil Companies - Exploration & Production -- 0.1%
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13.............................  145,000   148,262
       Sabine Pass LNG LP
        Secured Notes
        7.50% due 11/30/16.............................   90,000    85,050
                                                                  --------
                                                                   233,312
                                                                  --------
     Oil Companies - Integrated -- 0.1%
       Hess Corp.
        Bonds
        7.88% due 10/01/29.............................   70,000    83,912
                                                                  --------
     Oil Refining & Marketing -- 0.1%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14.............................  144,000   149,316
                                                                  --------
     Oil - Field Services -- 0.0%
       Allis - Chalmers Energy, Inc.
        Company Guar. Notes
        9.00% due 01/15/14.............................   10,000    10,000
                                                                  --------
     Paper & Related Products -- 0.0%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13.............................   25,000    17,875
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*............................   30,000    28,800
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*............................   10,000     9,575
                                                                  --------
                                                                    56,250
                                                                  --------
     Physicians Practice Management -- 0.0%
       US Oncology, Inc.
        Senior Sub. Notes
        10.75% due 08/15/14............................   10,000     9,800
                                                                  --------
     Pipelines -- 0.4%
       Centerpoint Energy Resources Corp.
        Senior Notes
        6.13% due 11/01/17.............................   20,000    20,381
       CenterPoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11.............................  110,000   118,598
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16.............................  100,000   100,000
       Duke Energy Field Services LLC
        Notes
        6.88% due 02/01/11.............................   55,000    57,620
       Dynegy - Roseton Danskammer Pass Through Certs.
        Series B
        7.67% due 11/08/16.............................   65,000    63,944
       Panhandle Eastern Pipe Line
        Senior Notes
        6.20% due 11/01/17.............................  136,000   136,809

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                   Principal  Value
                   Security Description             Amount   (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Pipelines (continued)
            Williams Cos., Inc.
             Senior Notes
             7.88% due 09/01/21................... $ 75,000  $ 84,750
                                                             --------
                                                              582,102
                                                             --------
          Publishing - Newspapers -- 0.0%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29...................   65,000    46,315
                                                             --------
          Publishing - Periodicals -- 0.0%
            The Reader's Digest Association, Inc.
             Senior Sub. Notes
             9.00% due 02/15/17*..................   30,000    24,600
                                                             --------
          Radio -- 0.1%
            Chancellor Media Corp.
             Company Guar. Notes
             8.00% due 11/01/08...................  150,000   153,913
                                                             --------
          Real Estate Investment Trusts -- 0.2%
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13...................   80,000    78,286
            Liberty Property LP
             Senior Notes
             5.63% due 10/01/17...................   55,000    55,724
            New Plan Excel Realty Trust
             Senior Notes
             4.50% due 02/01/11...................  100,000   101,389
            PPF Funding, Inc.
             Bonds
             5.35% due 04/15/12*..................   55,000    55,131
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16...................   31,000    29,658
            Simon Property Group LP
             Notes
             5.38% due 08/28/08...................   32,000    31,865
            Vornado Realty LP
             Notes
             4.50% due 08/15/09...................   55,000    54,784
                                                             --------
                                                              406,837
                                                             --------
          Recycling -- 0.0%
            Aleris International, Inc.
             Company Guar. Notes
             9.00% due 12/15/14...................   40,000    34,400
            Aleris International, Inc.
             Company Guar. Notes
             10.00% due 12/15/16..................   20,000    16,800
                                                             --------
                                                               51,200
                                                             --------
          Rental Auto/Equipment -- 0.1%
            Erac USA Finance Co.
             Company Guar. Notes
             7.00% due 10/15/37*..................   55,000    54,874
            Erac USA Finance Co.
             Notes
             7.35% due 06/15/08*..................  130,000   131,161
            United Rentals North America, Inc.
             Senior Sub. Notes
             7.75% due 11/15/13...................   35,000    32,025
                                                             --------
                                                              218,060
                                                             --------


                                                     Principal  Value
                    Security Description              Amount   (Note 2)

         --------------------------------------------------------------
         Research & Development -- 0.0%
           Alion Science and Technology Corp.
            Company Guar. Notes
            10.25% due 02/01/15..................... $ 40,000  $ 36,050
                                                               --------
         Retail - Apparel/Shoe -- 0.0%
           Nordstrom Inc.
            Notes
            6.25% due 01/15/18......................   55,000    55,620
                                                               --------
         Retail - Drug Store -- 0.1%
           CVS Caremark Corp.
            Senior Notes
            6.25% due 06/01/27......................   59,000    58,540
           CVS Lease Pass Through Trust
            Pass Through Certs.
            6.04% due 12/10/28*.....................   97,978   100,029
                                                               --------
                                                                158,569
                                                               --------
         Retail - Regional Department Stores -- 0.0%
           JC Penney Corp., Inc.
            Senior Notes
            5.75% due 02/15/18......................   13,000    12,124
                                                               --------
         Retail - Restaurants -- 0.1%
           Darden Restaurants, Inc.
            Senior Notes
            6.80% due 10/15/37......................   72,000    73,386
           NPC International, Inc.
            Company Guar. Notes
            9.50% due 05/01/14......................   40,000    35,600
           Yum! Brands, Inc.
            Senior Notes
            6.88% due 11/15/37......................   34,000    33,214
                                                               --------
                                                                142,200
                                                               --------
         Savings & Loans/Thrifts -- 0.5%
           Independence Community Bank Corp.
            Sub. Notes
            3.50% due 06/20/13(1)...................   59,000    58,525
           Sovereign Bancorp, Inc.
            Senior Notes
            4.80% due 09/01/10......................  166,000   165,504
           Washington Mutual Bank
            Sub. Notes
            5.13% due 01/15/15......................  190,000   155,921
           Washington Mutual Preferred Funding III
            Bonds
            6.90% due 06/15/12*(1)(2)...............  100,000    94,700
           Washington Mutual, Inc.
            Senior Notes
            5.50% due 08/24/11......................  160,000   145,887
           Washington Mutual, Inc.
            Senior Sub. Notes
            7.25% due 11/01/17......................   55,000    47,797
           Western Financial Bank
            Senior Debentures
            9.63% due 05/15/12......................  124,000   133,937
                                                               --------
                                                                802,271
                                                               --------
         Special Purpose Entities -- 0.4%
           BAE Systems Holdings, Inc.
            Notes
            5.20% due 08/15/15*.....................  160,000   157,405
           Capital One Capital IV
            Company Guar. Bonds
            6.75% due 02/17/37(1)...................   60,000    44,623

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                             Principal  Value
                   Security Description                       Amount   (Note 2)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12....................................... $121,000  $124,025
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.51% due 09/01/08*(1)(7)................................   65,000    64,513
  Hawker Beechcraft Acquisition Co. LLC / Hawker
   Beechcraft Notes Co.
   Senior Sub. Notes
   9.75% due 04/01/17*......................................   25,000    25,250
  KAR Holdings, Inc.
   Senior Notes
   9.36% due 05/01/14*(1)...................................   25,000    22,750
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................   45,000    36,183
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................   90,000    93,822
  Principal Life Global Funding I
   Sec. Notes
   5.25% due 01/15/13*......................................  177,000   182,510
                                                                       --------
                                                                        751,081
                                                                       --------
Steel - Producers -- 0.2%
  International Steel Group, Inc.
   Senior Notes
   6.50% due 04/15/14.......................................  110,000   115,304
  Nucor Corp.
   Notes
   5.75% due 12/01/17.......................................   72,000    72,653
  Reliance Steel & Aluminum Co.
   Company Guar. Notes
   6.85% due 11/15/36.......................................   55,000    54,928
  Ryerson, Inc.
   Senior Sec. Notes
   12.57% due 11/01/14*(1)..................................   50,000    48,125
  United States Steel Corp.
   Senior Notes
   6.65% due 06/01/37.......................................   48,000    44,899
                                                                       --------
                                                                        335,909
                                                                       --------
Telecom Services -- 0.1%
  Bellsouth Telecommunications, Inc.
   Debentures
   7.00% due 12/01/95.......................................  180,000   186,425
  Qwest Corp.
   Senior Notes
   7.50% due 10/01/14.......................................   55,000    55,687
                                                                       --------
                                                                        242,112
                                                                       --------
Telephone - Integrated -- 0.4%
  AT&T Corp.
   Senior Notes
   7.30% due 11/15/11.......................................   56,000    60,838
  BellSouth Corp.
   Senior Notes
   6.00% due 10/15/11.......................................  200,000   208,890
  Citizens Communications Co.
   Senior Notes
   7.13% due 03/15/19.......................................   25,000    23,875
  GTE Northwest, Inc.
   Debentures
   5.55% due 10/15/08.......................................   60,000    60,191


                                                  Principal   Value
                  Security Description             Amount    (Note 2)

         --------------------------------------------------------------
         Telephone - Integrated (continued)
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29................... $ 65,000  $    73,646
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................  110,000      103,249
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................  114,000      121,682
                                                            -----------
                                                                652,371
                                                            -----------
         Television -- 0.1%
           Paxson Communication Corp.
            Sec. Senior Notes
            11.49% due 01/15/13*(1)..............   70,000       69,475
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................   20,000       16,000
                                                            -----------
                                                                 85,475
                                                            -----------
         Transport - Air Freight -- 0.2%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  270,263      266,209
                                                            -----------
         Transport - Rail -- 0.2%
           BNSF Funding Trust I
            Company Guar. Bonds
            6.61% due 12/15/55(1)................  120,000      112,665
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18...................  193,000      197,230
           Union Pacific Corp.
            Notes
            3.88% due 02/15/09...................   17,000       16,854
                                                            -----------
                                                                326,749
                                                            -----------
         Transport - Services -- 0.1%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09...................   45,000       45,835
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13...................   80,000       77,600
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14...................   29,000       29,390
                                                            -----------
                                                                152,825
                                                            -----------
         Travel Service -- 0.0%
           Travelport LLC
            Company Guar. Notes
            10.25% due 09/01/14(1)...............   40,000       39,200
                                                            -----------
         Wireless Equipment -- 0.0%
           Motorola, Inc.
            Senior Notes
            6.63% due 11/15/37...................   55,000       53,309
                                                            -----------
         Total Corporate Bonds & Notes
            (cost $18,753,367)...................            18,588,985
                                                            -----------
         FOREIGN CORPORATE BONDS & NOTES -- 2.9%
         Banks - Commercial -- 0.3%
           Barclays Bank PLC
            Jr. Sub. Notes
            7.44% due 12/15/17*(1)(2)............   84,000       84,976

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                            Principal  Value
                   Security Description                      Amount   (Note 2)
 -----------------------------------------------------------------------------
 FOREIGN CORPORATE BONDS & NOTES (continued)
 Banks - Commercial (continued)
   Caisse Nationale des Caisses d'Epargne et de Prevoyance
    Notes
    4.93% due 12/30/09(1)(2)............................... $102,000  $ 69,870
   Credit Agricole SA
    Jr. Sub. Notes
    6.64% due 05/31/17*(1)(2)..............................  111,000   101,438
   HSBC Holdings PLC
    Sub. Notes
    6.50% due 09/15/37.....................................  156,500   147,296
   Royal Bank of Scotland Group PLC
    Bonds
    6.99% due 10/05/17*(1)(2)..............................  120,000   118,098
   Societe Generale
    Sub. Notes
    5.92% due 04/05/17*(1)(2)..............................   60,000    54,976
                                                                      --------
                                                                       576,654
                                                                      --------
 Banks - Money Center -- 0.2%
   HBOS Capital Funding LP
    Bank Guar. Bonds
    6.85% due 03/23/09(2)..................................  163,000   133,252
   Mizuho Financial Group Cayman, Ltd.
    Bank Guar. Bonds
    8.38% due 04/27/09(2)..................................  120,000   122,447
                                                                      --------
                                                                       255,699
                                                                      --------
 Building Products - Cement -- 0.1%
   C8 Capital SPV, Ltd.
    Notes
    6.64% due 12/31/14*(1)(2)..............................  195,000   187,561
                                                                      --------
 Cruise Lines -- 0.0%
   Royal Caribbean Cruises, Ltd.
    Senior Notes
    7.00% due 06/15/13.....................................   65,000    64,661
                                                                      --------
 Diversified Financial Services -- 0.0%
   CIT Group Funding Co. of Canada
    Company Guar. Notes
    5.20% due 06/01/15.....................................   95,000    84,041
                                                                      --------
 Diversified Manufacturing Operations -- 0.1%
   Bombardier, Inc.
    Senior Notes
    8.00% due 11/15/14*....................................   25,000    25,875
   Tyco International Group SA
    Company Guar. Notes
    6.00% due 11/15/13.....................................  110,000   113,967
                                                                      --------
                                                                       139,842
                                                                      --------
 Diversified Operations -- 0.5%
   Hutchison Whampoa Finance, Ltd.
    Company Guar. Notes
    7.50% due 08/01/27*....................................  700,000   782,988
                                                                      --------
 Electric - Integrated -- 0.1%
   Empresa Nacional de Electricidad SA
    Bonds
    7.33% due 02/01/37.....................................   72,000    78,332
   Enel Finance International SA
    Company Guar. Notes
    6.25% due 09/15/17*....................................   36,000    36,874
   Enel Finance International SA
    Company Guar. Notes
    6.80% due 09/15/37*....................................   65,000    67,915
                                                                      --------
                                                                       183,121
                                                                      --------


                                                       Principal  Value
                    Security Description                Amount   (Note 2)

      -------------------------------------------------------------------
      Electronic Components - Misc. -- 0.0%
        NXP BV / NXP Funding LLC
         Company Guar. Notes
         9.50% due 10/15/15........................... $  5,000  $  4,550
                                                                 --------
      Food - Retail -- 0.1%
        Delhaize Group SA
         Senior Notes
         6.50% due 06/15/17...........................   98,000   100,316
        Tesco PLC
         Notes
         5.50% due 11/15/17*..........................   50,000    49,741
                                                                 --------
                                                                  150,057
                                                                 --------
      Insurance - Multi - line -- 0.2%
        Aegon NV
         Sub. Bonds
         5.40% due 07/15/14(1)(2).....................  145,000   103,240
        AXA SA
         Sub. Notes
         6.38% due 12/14/36*(1)(2)....................   77,000    65,197
        ING Groep NV
         Bonds
         5.78% due 12/08/15(1)(2).....................  175,000   160,835
                                                                 --------
                                                                  329,272
                                                                 --------
      Investment Companies -- 0.1%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*..........................  113,000   114,694
        Xstrata Finance Canada Ltd.
         Notes
         6.90% due 11/15/37*..........................   55,000    54,941
                                                                 --------
                                                                  169,635
                                                                 --------
      Medical - Drugs -- 0.1%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14...........................   40,000    32,600
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         9.37% due 12/01/13(1)........................   40,000    38,000
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11...........................   55,000    53,900
                                                                 --------
                                                                  124,500
                                                                 --------
      Metal - Aluminum -- 0.0%
        Alcan, Inc.
         Notes
         6.13% due 12/15/33...........................   83,000    81,048
                                                                 --------
      Metal - Diversified -- 0.0%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................   66,000    71,642
                                                                 --------
      Multimedia -- 0.1%
        The Thomson Corp.
         Notes
         5.70% due 10/01/14...........................  110,000   111,928
                                                                 --------
      Oil Companies - Exploration & Production -- 0.1%
        EnCana Corp.
         Bonds
         6.50% due 08/15/34...........................   25,000    25,418

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                         Principal  Value
                    Security Description                  Amount   (Note 2)
    -----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Oil Companies - Exploration & Production (continued)
      Nexen, Inc.
       Bonds
       6.40% due 05/15/37............................... $100,000  $ 98,458
                                                                   --------
                                                                    123,876
                                                                   --------
    Paper & Related Products -- 0.0%
      Abitibi-Consolidated, Inc.
       Notes
       8.55% due 08/01/10...............................   50,000    43,500
                                                                   --------
    Pipelines -- 0.2%
      Enbridge, Inc.
       Bonds
       5.80% due 06/15/14...............................  189,000   194,805
      Kinder Morgan Finance Co. ULC
       Company Guar. Notes
       5.70% due 01/05/16...............................   99,000    88,513
                                                                   --------
                                                                    283,318
                                                                   --------
    Real Estate Operations & Development -- 0.1%
      Brascan Corp.
       Notes
       8.13% due 12/15/08...............................  141,000   146,682
                                                                   --------
    Retail - Major Department Stores -- 0.1%
      Marks & Spencer PLC
       Senior Notes
       7.13% due 12/01/37*..............................  113,000   111,392
                                                                   --------
    Satellite Telecom -- 0.0%
      Intelsat Bermuda, Ltd.
       Company Guar. Notes
       8.89% due 01/15/15(1)............................   55,000    55,069
      Intelsat Intermediate Holding Co., Ltd.
       Senior Notes
       9.25% due 02/01/15(3)............................   15,000    12,300
                                                                   --------
                                                                     67,369
                                                                   --------
    Special Purpose Entities -- 0.2%
      Hybrid Capital Funding I LP
       Sub. Notes
       8.00% due 06/30/11...............................  208,000   115,440
      Rio Tinto Finance USA, Ltd.
       Notes
       2.63% due 09/30/08...............................   45,000    44,059
      SMFG Preferred Capital, Ltd.
       Bonds
       6.08% due 01/25/17*(1)(2)........................  101,000    92,672
      SovRisc BV
       Notes
       4.63% due 10/31/08*..............................  113,000   113,801
                                                                   --------
                                                                    365,972
                                                                   --------
    Telecom Services -- 0.0%
      TELUS Corp.
       Notes
       8.00% due 06/01/11...............................   50,000    54,489
                                                                   --------
    Telephone - Integrated -- 0.1%
      British Telecommunications PLC
       Bonds
       8.63% due 12/15/30...............................  125,000   167,461
      Telecom Italia Capital SA
       Company Guar. Bonds
       6.20% due 07/18/11...............................   80,000    82,297
                                                                   --------
                                                                    249,758
                                                                   --------


                                                Principal    Value
                  Security Description           Amount     (Note 2)

          -----------------------------------------------------------
          Transport - Marine -- 0.1%
            DP World, Ltd.
             Bonds
             6.85% due 07/02/37*............... $  132,000 $  133,845
                                                           ----------
          Transport - Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................    110,000    117,168
                                                           ----------
          Total Foreign Corporate Bonds & Notes
             (cost $5,298,450).................             5,014,568
                                                           ----------
          FOREIGN GOVERNMENT AGENCIES -- 0.1%
          Sovereign -- 0.1%
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*
             (cost $109,992)...................    110,000    109,021
                                                           ----------
          U.S. GOVERNMENT AGENCIES -- 9.2%
          Federal Home Loan Mtg. Corp. -- 4.2%
            5.00% due 10/01/33.................     27,935     27,484
            5.00% due 03/01/34.................    540,416    531,291
            5.00% due 01/01/37.................    277,016    271,940
            5.00% due 11/01/37.................    611,000    599,610
            5.50% due 11/15/25.................    900,000    910,356
            5.50% due 10/01/33.................     13,989     14,026
            5.50% due 01/01/35.................    547,521    547,981
            5.50% due 08/01/37.................    840,000    840,090
            5.81% due 01/01/37(1)..............    675,660    681,548
            5.98% due 10/01/36(1)..............    661,835    670,485
            6.00% due 08/01/36.................    560,538    569,113
            6.00% due 10/01/37.................    638,630    648,347
            6.50% due 12/01/28.................    222,585    230,724
            6.50% due 11/01/33.................     10,152     10,484
            6.50% due 05/01/36.................      7,733      7,952
            7.00% due 06/01/32.................     73,147     76,564
            7.50% due 04/01/31.................    136,801    145,973
            8.00% due 04/01/30.................     16,407     17,572
            8.00% due 07/01/30.................        222        238
            8.00% due 12/01/30.................     34,759     37,225
            Federal Home Loan Mtg. Corp.
             REMIC
             Series 3349, Class HB
             5.50% due 06/15/31................    282,000    284,850
                                                           ----------
                                                            7,123,853
                                                           ----------
          Federal National Mtg. Assoc. -- 4.8%
            5.00% due 11/01/33.................     26,879     26,404
            5.00% due 03/01/34.................  1,212,114  1,190,106
            5.00% due 07/01/37.................    298,743    292,800
            5.50% due 03/01/18.................     35,212     35,759
            5.50% due 11/01/22.................    260,000    263,050
            5.50% due 12/01/33.................    805,254    808,637
            5.50% due 05/01/34.................    563,802    566,170
            5.50% due 02/01/36(1)..............    299,642    303,143
            5.50% due 11/01/36.................    799,292    800,786
            5.50% due 07/01/37.................    522,588    523,461
            6.00% due 12/01/16.................    143,108    146,623
            6.00% due 05/01/17.................    103,772    106,296
            6.00% due 12/01/33.................    265,651    270,703
            6.00% due 10/01/36.................    958,670    974,514
            6.50% due 02/01/17.................     86,556     89,533
            6.50% due 08/01/31.................    105,996    109,626
            6.50% due 07/01/32.................    152,675    157,849
            6.50% due 07/01/36.................    229,812    236,396

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                            Principal     Value
                   Security Description                      Amount      (Note 2)
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
  7.00% due 09/01/31....................................... $   80,877 $     85,009
  7.00% due 08/01/37.......................................    148,671      154,324
  7.00% due 09/01/37.......................................    431,641      448,056
  7.00% due 10/01/37.......................................    543,393      564,057
  7.50% due 06/01/15.......................................     27,344       28,459
                                                                       ------------
                                                                          8,181,761
                                                                       ------------
Government National Mtg. Assoc. -- 0.2%
  6.00% due 02/15/29.......................................      7,888        8,117
  6.00% due 04/15/29.......................................     24,337       25,044
  6.00% due 06/15/29.......................................     39,062       40,206
  6.50% due 02/15/29.......................................    116,602      121,384
  6.50% due 04/15/31.......................................     60,466       62,911
                                                                       ------------
                                                                            257,662
                                                                       ------------
Total U.S. Government Agencies
   (cost $15,449,090)......................................              15,563,276
                                                                       ------------
U.S. GOVERNMENT TREASURIES -- 2.0%
United States Treasury Bonds -- 0.7%
  7.88% due 02/15/21.......................................    850,000    1,152,215
                                                                       ------------
United States Treasury Notes -- 1.3%
  4.00% due 02/15/14.......................................    500,000      511,367
  4.00% due 02/15/15.......................................    500,000      507,071
  4.25% due 11/15/17.......................................     68,000       69,562
  4.63% due 11/15/16.......................................    100,000      105,031
  4.88% due 06/30/12.......................................  1,000,000    1,061,094
                                                                       ------------
                                                                          2,254,125
                                                                       ------------
Total U.S. Government Treasuries
   (cost $3,196,925).......................................               3,406,340
                                                                       ------------
Total Long-Term Investment Securities
   (cost $145,046,477).....................................             150,642,492
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 5.3%
Commercial Paper -- 4.7%
  Erste Finance LLC
   4.62% due 12/03/07......................................  8,000,000    7,997,947
                                                                       ------------
Time Deposit -- 0.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.30% due 12/03/07......................................    230,000      230,000
                                                                       ------------
U.S. Government Treasuries -- 0.5%
  United States Treasury Bills
   2.68% due 01/24/08(11)..................................      5,000        4,980
   2.87% due 02/07/08(11)..................................    700,000      696,232
   3.27% due 01/24/08(11)..................................     40,000       39,800
                                                                       ------------
                                                                            741,012
                                                                       ------------
Total Short-Term Investment Securities
   (cost $8,968,959).......................................               8,968,959
                                                                       ------------
REPURCHASE AGREEMENTS -- 5.6%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $4,935,669 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 3.25% due 02/15/09 and having an approximate value
   of $5,039,954...........................................  4,934,000    4,934,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $2,335,790 and collateralized
   by Federal Home Loan Mtg. Corp. Notes, bearing interest
   at 5.25%, due 04/18/16 and having an approximate
   value of $2,407,819.....................................  2,335,000    2,335,000


                                                              Principal      Value
                   Security Description                        Amount       (Note 2)

--------------------------------------------------------------------------------------
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $2,177,737 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   3.75%, due 08/15/08 and having an approximate value
   of $2,224,157........................................... $2,177,000    $  2,177,000
                                                                          ------------
Total Repurchase Agreements
   (cost $9,446,000).......................................                  9,446,000
                                                                          ------------
TOTAL INVESTMENTS
   (cost $163,461,436)(13).................................       99.6%    169,057,451
Other assets less liabilities..............................        0.4         597,209
                                                            ----------    ------------
NET ASSETS --                                                    100.0% $  169,654,660
                                                            ==========    ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $6,122,241 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(2)Perpetual maturity -- maturity date reflects the next call date.
(3)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(4)Collateralized Mortgage Obligation
(5)Commercial Mortgage Backed Security
(6)Variable Rate Security -- the rate reflected is as of November 30, 2007, maturity date reflects next reset date.
(7)Fair valued security; see Note 2
(8)Illiquid security
(9)To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Asset Allocation Fund held the following restricted securities:

                                                                  Market   Value as a
                       Acquisition Principal Acquisition Market    Value      % of
         Name             Date      Amount      Cost     Value   Per Share Net Assets
---------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America Inc.
 7.50% due 08/15/09...  08/11/05   $ 20,000    $20,000   $20,000  $100.00     0.00%
Southern Energy, Inc.
 7.90% due 07/15/09...  01/10/06    125,000          0         0     0.00     0.00
                                                         -------              ----
                                                         $20,000              00.0%
                                                         =======              ====

(10)Company has filed Chapter 11 bankruptcy protection.
(11)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)Variable Rate Security -- the rate reflected is as of November 30, 2007, maturity date reflects the stated maturity date.
(13)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt
REMIC--Real Estate Mortgage Investment Conduit

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                                 Unrealized
Number of                            Expiration    Value at     Value as of     Appreciation
Contracts        Description            Date      Trade Date November 30, 2007 (Depreciation)
---------------------------------------------------------------------------------------------
 22 Long  S&P 500 Index............ December 2007 $8,227,312    $8,160,350       $ (66,962)
82 Short  US Treasury 10 Year Notes December 2007  9,062,797     9,341,594        (278,797)
  1 Long  OMXS 30 Index............ December 2007     17,176        17,416             240
 42 Long  MSCI Pan Euro Index...... December 2007  1,543,108     1,539,039          (4,069)
  1 Long  SPI 200 Index............ December 2007    141,422       145,202           3,780
  3 Long  Tokyo Price Index........ December 2007    418,290       415,043          (3,247)
  1 Long  Nikkei 225 Index......... December 2007     79,075        78,950            (125)
                                                                                 ---------
                                                                                 $(349,180)
                                                                                 =========

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 7.4%
             Diversified Manufacturing Operations............ 6.2
             Oil -- Field Services........................... 5.1
             Finance -- Investment Banker/Broker............. 4.4
             Medical -- Drugs................................ 3.9
             Banks -- Fiduciary.............................. 3.8
             Computers....................................... 3.6
             Web Portals/ISP................................. 3.4
             Applications Software........................... 3.3
             Medical -- HMO.................................. 3.3
             Wireless Equipment.............................. 3.2
             Networking Products............................. 3.1
             Electronic Components -- Semiconductors......... 2.3
             Investment Management/Advisor Services.......... 2.2
             Medical -- Biomedical/Gene...................... 2.1
             E-Commerce/Products............................. 2.0
             Retail -- Drug Store............................ 2.0
             Aerospace/Defense............................... 1.9
             Retail -- Discount.............................. 1.9
             Medical Instruments............................. 1.8
             Oil Companies -- Integrated..................... 1.8
             Semiconductors Components -- Integrated Circuits 1.7
             Therapeutics.................................... 1.7
             Cellular Telecom................................ 1.6
             Casino Hotels................................... 1.5
             Engineering/R&D Services........................ 1.5
             Data Processing/Management...................... 1.4
             Finance -- Credit Card.......................... 1.4
             Pharmacy Services............................... 1.4
             Agricultural Chemicals.......................... 1.3
             Cosmetics & Toiletries.......................... 1.3
             E-Commerce/Services............................. 1.2
             Medical Products................................ 1.2
             Retail -- Regional Department Stores............ 1.2
             Cable TV........................................ 1.1
             Metal -- Diversified............................ 1.1
             Computers -- Memory Devices..................... 1.0
             Insurance -- Life/Health........................ 1.0

                Entertainment Software...................   0.9
                Oil Companies -- Exploration & Production   0.9
                Registered Investment Companies..........   0.8
                Finance -- Other Services................   0.7
                Telecom Equipment -- Fiber Optics........   0.7
                Advertising Agencies.....................   0.6
                Aerospace/Defense -- Equipment...........   0.6
                Apparel Manufacturers....................   0.6
                Computer Aided Design....................   0.6
                Enterprise Software/Service..............   0.6
                Hotels/Motels............................   0.6
                Internet Security........................   0.6
                Medical Labs & Testing Services..........   0.6
                Multimedia...............................   0.6
                Optical Supplies.........................   0.6
                Telephone -- Integrated..................   0.6
                Beverages -- Non-alcoholic...............   0.5
                Consulting Services......................   0.5
                Electronic Forms.........................   0.5
                Health Care Cost Containment.............   0.5
                Medical -- Wholesale Drug Distribution...   0.4
                Toys.....................................   0.4
                Casino Services..........................   0.3
                Food -- Wholesale/Distribution...........   0.3
                Insurance -- Multi-line..................   0.3
                Retail -- Bedding........................   0.3
                Retail -- Restaurants....................   0.3
                Semiconductor Equipment..................   0.3
                Transport -- Services....................   0.3
                Broadcast Services/Program...............   0.2
                Instruments -- Scientific................   0.2
                Schools..................................   0.2
                Retail -- Building Products..............   0.1
                                                          -----
                                                          107.5%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK -- 99.3%
          Advertising Agency -- 0.6%
            Omnicom Group, Inc.#..................  17,400 $  848,250
                                                           ----------
          Aerospace/Defense -- 1.9%
            General Dynamics Corp.................  23,100  2,050,818
            Lockheed Martin Corp..................     800     88,536
            Rockwell Collins, Inc.................   8,200    591,384
                                                           ----------
                                                            2,730,738
                                                           ----------
          Aerospace/Defense - Equipment -- 0.6%
            United Technologies Corp..............  10,700    800,039
                                                           ----------
          Agricultural Chemicals -- 1.3%
            Monsanto Co...........................  18,600  1,848,282
                                                           ----------
          Apparel Manufacturer -- 0.6%
            Coach, Inc.+..........................  24,000    891,360
                                                           ----------
          Applications Software -- 3.3%
            Intuit, Inc.+.........................  18,000    527,760
            Microsoft Corp........................ 116,130  3,901,968
            TomTom NV+(1).........................   2,479    235,302
                                                           ----------
                                                            4,665,030
                                                           ----------
          Banks - Fiduciary -- 3.8%
            Northern Trust Corp...................  17,200  1,393,028
            State Street Corp.....................  38,200  3,051,798
            The Bank of New York Mellon Corp......  21,600  1,035,936
                                                           ----------
                                                            5,480,762
                                                           ----------
          Beverages - Non - alcoholic -- 0.5%
            PepsiCo, Inc..........................   9,740    751,733
                                                           ----------
          Broadcast Services/Program -- 0.2%
            Discovery Holding Co., Class A+#......   9,700    237,262
                                                           ----------
          Cable TV -- 1.1%
            Rogers Communications, Inc., Class B..  30,000  1,255,800
            Shaw Communications, Inc., Class B....  12,300    304,794
                                                           ----------
                                                            1,560,594
                                                           ----------
          Casino Hotels -- 1.5%
            Las Vegas Sands Corp.+#...............   5,600    635,040
            MGM Mirage, Inc.+#....................   9,200    795,800
            Wynn Resorts, Ltd.#...................   6,200    787,028
                                                           ----------
                                                            2,217,868
                                                           ----------
          Casino Services -- 0.3%
            International Game Technology.........  11,600    506,456
                                                           ----------
          Cellular Telecom -- 1.6%
            America Movil SAB de CV, Series L ADR.  33,600  2,071,776
            MetroPCS Communications, Inc.+........   8,600    147,060
                                                           ----------
                                                            2,218,836
                                                           ----------
          Computer Aided Design -- 0.6%
            Autodesk, Inc.+.......................  18,300    861,747
                                                           ----------
          Computers -- 3.6%
            Apple, Inc.+..........................  17,400  3,170,628
            Dell, Inc.+...........................  42,790  1,050,067
            Hewlett - Packard Co..................  17,800    910,648
                                                           ----------
                                                            5,131,343
                                                           ----------
          Computers - Memory Devices -- 1.0%
            EMC Corp.+............................  63,300  1,219,791
            Network Appliance, Inc.+..............   8,000    197,680
                                                           ----------
                                                            1,417,471
                                                           ----------
          Consulting Services -- 0.5%
            Accenture Ltd., Class A...............  19,900    687,744
                                                           ----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Cosmetics & Toiletries -- 1.3%
         Procter & Gamble Co.........................  25,076 $1,855,624
                                                              ----------
       Data Processing/Management -- 1.4%
         Automatic Data Processing, Inc..............  35,300  1,590,618
         Fiserv, Inc.+...............................   2,600    133,458
         Mastercard, Inc., Class A#..................   1,200    240,780
                                                              ----------
                                                               1,964,856
                                                              ----------
       Diversified Manufacturing Operations -- 6.2%
         Danaher Corp................................  39,940  3,467,591
         General Electric Co......................... 123,550  4,730,729
         Illinois Tool Works, Inc.#..................  11,100    616,050
                                                              ----------
                                                               8,814,370
                                                              ----------
       E - Commerce/Products -- 2.0%
         Amazon.com, Inc.+#..........................  31,600  2,861,696
                                                              ----------
       E - Commerce/Services -- 1.2%
         Alibaba.com, Ltd.+*.........................  10,500     53,539
         eBay, Inc.+.................................  33,740  1,131,302
         Monster Worldwide, Inc.+#...................  16,500    557,205
                                                              ----------
                                                               1,742,046
                                                              ----------
       Electronic Components - Semiconductors -- 2.3%
         Broadcom Corp., Class A+....................  11,000    294,140
         Intel Corp..................................  51,270  1,337,121
         Texas Instruments, Inc......................  21,910    691,699
         Xilinx, Inc.#...............................  43,230    946,737
                                                              ----------
                                                               3,269,697
                                                              ----------
       Electronic Forms -- 0.5%
         Adobe Systems, Inc.+........................  16,420    691,939
                                                              ----------
       Engineering/R&D Services -- 1.5%
         Foster Wheeler, Ltd.+.......................   9,400  1,400,600
         McDermott International, Inc.+..............  14,600    763,580
                                                              ----------
                                                               2,164,180
                                                              ----------
       Enterprise Software/Service -- 0.6%
         Oracle Corp.+...............................  45,650    921,217
                                                              ----------
       Entertainment Software -- 0.9%
         Electronic Arts, Inc.+......................  23,100  1,297,989
                                                              ----------
       Finance - Credit Card -- 1.4%
         American Express Co.........................  33,400  1,969,932
                                                              ----------
       Finance - Investment Banker/Broker -- 4.4%
         Merrill Lynch & Co., Inc....................   8,900    533,466
         Morgan Stanley..............................  19,200  1,012,224
         The Charles Schwab Corp.....................  59,200  1,439,152
         The Goldman Sachs Group, Inc................   9,100  2,062,424
         UBS AG(1)...................................  23,615  1,186,309
                                                              ----------
                                                               6,233,575
                                                              ----------
       Finance - Other Services -- 0.7%
         CME Group, Inc..............................   1,600  1,053,760
         IntercontinentalExchange, Inc.+.............     100     16,696
                                                              ----------
                                                               1,070,456
                                                              ----------
       Food - Wholesale/Distribution -- 0.3%
         Sysco Corp..................................  14,050    456,766
                                                              ----------
       Health Care Cost Containment -- 0.5%
         McKesson Corp...............................  11,600    774,068
                                                              ----------
       Hotel/Motel -- 0.6%
         Marriott International, Inc., Class A.......  21,800    817,500
                                                              ----------
       Independent Power Producer -- 0.0%
         Dynegy, Inc., Class A+......................     203      1,545
                                                              ----------

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Instruments - Scientific -- 0.2%
          Thermo Fisher Scientific, Inc.+.............  5,200 $  299,728
                                                              ----------
        Insurance - Life/Health -- 1.0%
          Prudential Financial, Inc................... 14,900  1,402,686
                                                              ----------
        Insurance - Multi-line -- 0.3%
          Hartford Financial Services Group, Inc......  4,100    390,812
                                                              ----------
        Internet Security -- 0.6%
          McAfee, Inc.+...............................  4,200    163,590
          VeriSign, Inc.+#............................ 18,400    752,560
                                                              ----------
                                                                 916,150
                                                              ----------
        Investment Management/Advisor Services -- 2.2%
          Ameriprise Financial, Inc................... 15,540    912,043
          BlackRock, Inc.#............................    800    158,696
          Franklin Resources, Inc..................... 16,800  2,069,424
                                                              ----------
                                                               3,140,163
                                                              ----------
        Medical Instruments -- 1.8%
          Medtronic, Inc.............................. 29,000  1,474,650
          St. Jude Medical, Inc.+..................... 27,720  1,101,870
                                                              ----------
                                                               2,576,520
                                                              ----------
        Medical Labs & Testing Services -- 0.6%
          Laboratory Corp. of America Holdings+#...... 12,600    915,642
                                                              ----------
        Medical Products -- 1.2%
          Baxter International, Inc...................  7,500    449,025
          Stryker Corp................................ 16,800  1,220,184
                                                              ----------
                                                               1,669,209
                                                              ----------
        Medical - Biomedical/Gene -- 2.1%
          Celgene Corp.+#............................. 19,400  1,194,070
          Genentech, Inc.+............................ 24,090  1,836,862
                                                              ----------
                                                               3,030,932
                                                              ----------
        Medical - Drugs -- 3.9%
          Allergan, Inc............................... 20,300  1,360,912
          Merck & Co., Inc............................ 23,600  1,400,896
          Novartis AG(1)..............................  2,616    148,101
          Roche Holding AG(1).........................  5,839  1,108,292
          Schering - Plough Corp...................... 35,300  1,104,890
          Wyeth.......................................  9,220    452,702
                                                              ----------
                                                               5,575,793
                                                              ----------
        Medical - HMO -- 3.3%
          Aetna, Inc.................................. 31,600  1,765,808
          Humana, Inc.+............................... 10,500    808,815
          UnitedHealth Group, Inc..................... 11,080    609,400
          WellPoint, Inc.+............................ 18,260  1,537,675
                                                              ----------
                                                               4,721,698
                                                              ----------
        Medical - Wholesale Drug Distribution -- 0.4%
          Cardinal Health, Inc........................  9,600    581,280
                                                              ----------
        Metal - Diversified -- 1.1%
          Freeport - McMoRan Copper & Gold, Inc....... 15,800  1,563,094
                                                              ----------
        Multimedia -- 0.6%
          The McGraw - Hill Cos., Inc................. 13,600    667,488
          Viacom, Inc., Class B+......................  5,414    227,496
                                                              ----------
                                                                 894,984
                                                              ----------
        Networking Products -- 3.1%
          Cisco Systems, Inc.+........................ 89,840  2,517,317
          Juniper Networks, Inc.+#.................... 61,870  1,838,776
                                                              ----------
                                                               4,356,093
                                                              ----------

                                                                    Value
                    Security Description                   Shares  (Note 2)

   -------------------------------------------------------------------------
   Oil Companies - Exploration & Production -- 0.9%
     EOG Resources, Inc...................................  2,100 $  173,838
     Murphy Oil Corp...................................... 15,200  1,087,104
                                                                  ----------
                                                                   1,260,942
                                                                  ----------
   Oil Companies - Integrated -- 1.8%
     Exxon Mobil Corp..................................... 16,000  1,426,560
     Total SA ADR......................................... 14,000  1,132,880
                                                                  ----------
                                                                   2,559,440
                                                                  ----------
   Oil - Field Services -- 5.1%
     Baker Hughes, Inc.................................... 18,500  1,484,995
     Schlumberger, Ltd.................................... 37,600  3,513,720
     Smith International, Inc............................. 35,300  2,214,016
                                                                  ----------
                                                                   7,212,731
                                                                  ----------
   Optical Supplies -- 0.6%
     Alcon, Inc...........................................  5,700    793,098
                                                                  ----------
   Pharmacy Services -- 1.4%
     Express Scripts, Inc.+............................... 13,800    934,950
     Medco Health Solutions, Inc.+........................ 11,400  1,139,886
                                                                  ----------
                                                                   2,074,836
                                                                  ----------
   Retail - Bedding -- 0.3%
     Bed Bath & Beyond, Inc.+#............................ 15,400    484,330
                                                                  ----------
   Retail - Building Products -- 0.1%
     Home Depot, Inc......................................  5,350    152,796
                                                                  ----------
   Retail - Discount -- 1.9%
     Costco Wholesale Corp.#..............................  3,200    215,680
     Target Corp.......................................... 27,025  1,623,121
     Wal - Mart Stores, Inc............................... 19,460    932,134
                                                                  ----------
                                                                   2,770,935
                                                                  ----------
   Retail - Drug Store -- 2.0%
     CVS Caremark Corp.................................... 69,949  2,804,255
                                                                  ----------
   Retail - Regional Department Stores -- 1.2%
     Kohl's Corp.+........................................ 33,600  1,655,808
                                                                  ----------
   Retail - Restaurants -- 0.3%
     McDonald's Corp......................................  6,300    368,361
                                                                  ----------
   School -- 0.2%
     Apollo Group, Inc., Class A+.........................  3,200    244,864
                                                                  ----------
   Semiconductor Equipment -- 0.3%
     ASML Holding NV+#.................................... 10,688    371,408
                                                                  ----------
   Semiconductors Components - Integrated Circuits -- 1.7%
     Analog Devices, Inc.................................. 25,020    770,116
     Marvell Technology Group, Ltd.+#..................... 72,300  1,080,162
     Maxim Integrated Products, Inc....................... 22,850    529,891
                                                                  ----------
                                                                   2,380,169
                                                                  ----------
   Telecom Equipment - Fiber Optics -- 0.7%
     Corning, Inc......................................... 39,100    949,739
                                                                  ----------
   Telephone - Integrated -- 0.6%
     AT&T, Inc............................................ 21,600    825,336
                                                                  ----------
   Therapeutics -- 1.7%
     Gilead Sciences, Inc.+............................... 50,740  2,361,440
                                                                  ----------
   Toys -- 0.4%
     Nintendo Co., Ltd.(1)................................    900    553,234
                                                                  ----------
   Transport - Services -- 0.3%
     Expeditors International of Washington, Inc.#........  8,700    408,204
                                                                  ----------

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description             Shares     (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Web Portals/ISP -- 3.4%
          Google, Inc., Class A+................      6,700 $  4,643,100
          Yahoo!, Inc.+.........................      5,600      150,136
                                                            ------------
                                                               4,793,236
                                                            ------------
        Wireless Equipment -- 3.2%
          American Tower Corp., Class A+........     44,400    2,021,976
          Nokia Oyj ADR.........................     43,100    1,695,123
          QUALCOMM, Inc.........................     21,820      889,820
                                                            ------------
                                                               4,606,919
                                                            ------------
        Total Long-Term Investment Securities
           (cost $115,426,753)..................             141,429,836
                                                            ------------
        SHORT-TERM INVESTMENT SECURITIES -- 8.2%
        Collective Investment Pool -- 7.4%
          Securities Lending Quality Trust(2)... 10,572,515   10,572,515
                                                            ------------

                                                                 Value
                 Security Description               Shares      (Note 2)
     ----------------------------------------------------------------------
     SHORT-TERM INVESTMENT SECURITIES (continued)
     Registered Investment Company -- 0.8%
       T. Rowe Price Reserve Investment Fund..... $1,159,850  $  1,159,850
                                                              ------------
     Total Short-Term Investment Securities
        (cost $11,732,365).......................               11,732,365
                                                              ------------
     TOTAL INVESTMENTS
        (cost $127,159,118)(3)...................      107.5%  153,162,201
     Liabilities in excess of other assets.......       (7.5)  (10,658,657)
                                                  ----------  ------------
     NET ASSETS --                                     100.0% $142,503,544
                                                  ==========  ============

--------
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $53,539 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Security was valued using fair value procedures at November 30, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financials Statements

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Tobacco..................................  9.5%
                Electric -- Integrated...................  8.6
                Oil Companies -- Integrated..............  6.0
                Medical -- HMO...........................  5.3
                Diversified Manufacturing Operations.....  5.1
                Medical -- Drugs.........................  4.5
                Telephone -- Integrated..................  3.9
                Banks -- Super Regional..................  3.4
                Finance -- Investment Banker/Broker......  3.0
                Real Estate Investment Trusts............  3.0
                Insurance -- Multi-line..................  2.9
                Cruise Lines.............................  2.7
                Electronics -- Military..................  2.5
                Tools -- Hand Held.......................  2.3
                Pipelines................................  2.2
                Oil Companies -- Exploration & Production  2.0
                Savings & Loans/Thrifts..................  1.8
                Time Deposits............................  1.8
                Medical Products.........................  1.4
                Aerospace/Defense -- Equipment...........  1.3
                Chemicals -- Diversified.................  1.3
                Finance -- Consumer Loans................  1.3
                Finance -- Credit Card...................  1.3
                Wireless Equipment.......................  1.3
                Computer Services........................  1.2
                Electric Products -- Misc................  1.2
                Office Supplies & Forms..................  1.2
                Transport -- Rail........................  1.2
                Retail -- Auto Parts.....................  1.1
                Hospital Beds/Equipment..................  1.0
                Insurance Brokers........................  1.0
                Office Automation & Equipment............  1.0
                Pharmacy Services........................  1.0
                Food -- Misc.............................  0.9
                Medical Labs & Testing Services..........  0.9
                Apparel Manufacturers....................  0.8
                Banks -- Commercial......................  0.8
                Coatings/Paint...........................  0.8
                Insurance -- Reinsurance.................  0.8
                Retail -- Office Supplies................  0.7
                Transport -- Services....................  0.7
                Appliances...............................  0.6
                Publishing -- Periodicals................  0.6
                Retail -- Discount.......................  0.6
                Computers................................  0.5
                Engines -- Internal Combustion...........  0.5
                Finance -- Commercial....................  0.5
                Publishing -- Newspapers.................  0.5
                Retail -- Building Products..............  0.5
                Semiconductor Equipment..................  0.5
                Data Processing/Management...............  0.2
                                                          ----
                                                          99.7%
                                                          ====

*  Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                     Security Description             Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 97.9%
         Aerospace/Defense - Equipment -- 1.3%
           Goodrich Corp.............................  5,400 $  384,966
                                                             ----------
         Apparel Manufacturer -- 0.8%
           Hanesbrands, Inc.+........................  8,700    245,601
                                                             ----------
         Appliances -- 0.6%
           Whirlpool Corp............................  2,200    178,112
                                                             ----------
         Banks - Commercial -- 0.8%
           The South Financial Group, Inc............ 12,800    229,376
                                                             ----------
         Banks - Super Regional -- 3.4%
           Bank of America Corp...................... 11,151    514,396
           Capital One Financial Corp................  3,500    186,585
           Wells Fargo & Co.......................... 10,100    327,543
                                                             ----------
                                                              1,028,524
                                                             ----------
         Chemicals - Diversified -- 1.3%
           E.I. du Pont de Nemours & Co..............  8,200    378,430
                                                             ----------
         Coatings/Paint -- 0.8%
           The Sherwin-Williams Co...................  3,600    226,188
                                                             ----------
         Computer Services -- 1.2%
           Computer Sciences Corp.+..................  6,500    343,330
                                                             ----------
         Computers -- 0.5%
           International Business Machines Corp......  1,500    157,770
                                                             ----------
         Cruise Lines -- 2.7%
           Carnival Corp............................. 10,000    451,200
           Royal Caribbean Cruises, Ltd..............  9,100    369,096
                                                             ----------
                                                                820,296
                                                             ----------
         Data Processing/Management -- 0.2%
           Mastercard, Inc., Class A.................    300     60,195
                                                             ----------
         Diversified Manufacturing Operations -- 5.1%
           3M Co.....................................  2,600    216,476
           Honeywell International, Inc..............  8,600    486,932
           Illinois Tool Works, Inc.................. 10,100    560,550
           ITT, Inc..................................  3,800    244,872
                                                             ----------
                                                              1,508,830
                                                             ----------
         Electric Products - Misc. -- 1.2%
           Emerson Electric Co.......................  6,500    370,630
                                                             ----------
         Electric - Integrated -- 8.6%
           CenterPoint Energy, Inc................... 15,000    267,750
           Dominion Resources, Inc...................  8,600    406,178
           Duke Energy Corp.......................... 14,600    288,934
           Entergy Corp..............................  4,700    561,838
           MDU Resources Group, Inc.................. 11,750    320,657
           Pinnacle West Capital Corp................  8,100    347,166
           Xcel Energy, Inc.......................... 16,300    376,693
                                                             ----------
                                                              2,569,216
                                                             ----------
         Electronics - Military -- 2.5%
           L-3 Communications Holdings, Inc..........  6,800    752,420
                                                             ----------
         Engines - Internal Combustion -- 0.5%
           Briggs & Stratton Corp....................  6,500    148,200
                                                             ----------
         Finance - Commercial -- 0.5%
           CIT Group, Inc............................  5,800    154,280
                                                             ----------
         Finance - Consumer Loans -- 1.3%
           SLM Corp.................................. 10,200    388,416
                                                             ----------
         Finance - Credit Card -- 1.3%
           American Express Co.......................  6,600    389,268
                                                             ----------

                                                                 Value
                     Security Description               Shares  (Note 2)

       ------------------------------------------------------------------
       Finance - Investment Banker/Broker -- 3.0%
         Citigroup, Inc................................ 11,600 $  386,280
         JPMorgan Chase & Co...........................  5,100    232,662
         The Bear Stearns Cos., Inc....................  2,900    289,130
                                                               ----------
                                                                  908,072
                                                               ----------
       Food - Misc. -- 0.9%
         Kraft Foods, Inc., Class A....................  7,897    272,841
                                                               ----------
       Hospital Beds/Equipment -- 1.0%
         Hillenbrand Industries, Inc...................  5,600    301,504
                                                               ----------
       Insurance Broker -- 1.0%
         Willis Group Holdings, Ltd....................  7,300    291,562
                                                               ----------
       Insurance - Multi - line -- 2.9%
         Allstate Corp.................................  6,000    306,720
         Hartford Financial Services Group, Inc........  3,300    314,556
         XL Capital, Ltd., Class A.....................  4,200    245,826
                                                               ----------
                                                                  867,102
                                                               ----------
       Insurance - Reinsurance -- 0.8%
         Axis Capital Holdings, Ltd....................  6,300    240,282
                                                               ----------
       Medical Labs & Testing Services -- 0.9%
         Quest Diagnostics, Inc........................  4,700    258,782
                                                               ----------
       Medical Products -- 1.4%
         Baxter International, Inc.....................  7,200    431,064
                                                               ----------
       Medical - Drugs -- 4.5%
         Bristol-Myers Squibb Co....................... 15,500    459,265
         Pfizer, Inc................................... 21,600    513,216
         Wyeth.........................................  7,600    373,160
                                                               ----------
                                                                1,345,641
                                                               ----------
       Medical - HMO -- 5.3%
         Coventry Health Care, Inc.+...................  7,200    416,736
         UnitedHealth Group, Inc.......................  8,800    484,000
         WellPoint, Inc.+..............................  8,200    690,522
                                                               ----------
                                                                1,591,258
                                                               ----------
       Office Automation & Equipment -- 1.0%
         Pitney Bowes, Inc.............................  7,600    292,600
                                                               ----------
       Office Supplies & Forms -- 1.2%
         Avery Dennison Corp...........................  7,000    364,770
                                                               ----------
       Oil Companies - Exploration & Production -- 2.0%
         Murphy Oil Corp...............................  8,400    600,768
                                                               ----------
       Oil Companies - Integrated -- 6.0%
         Chevron Corp..................................  2,300    201,871
         ConocoPhillips................................  8,200    656,328
         Marathon Oil Corp.............................  2,300    128,570
         Occidental Petroleum Corp..................... 11,600    809,332
                                                               ----------
                                                                1,796,101
                                                               ----------
       Pharmacy Services -- 1.0%
         Omnicare, Inc................................. 11,200    285,376
                                                               ----------
       Pipelines -- 2.2%
         El Paso Corp.................................. 22,700    365,016
         Spectra Energy Corp........................... 11,950    294,448
                                                               ----------
                                                                  659,464
                                                               ----------
       Publishing - Newspapers -- 0.5%
         Gannett Co., Inc..............................  3,800    139,650
                                                               ----------
       Publishing - Periodicals -- 0.6%
         Idearc, Inc...................................  9,800    185,416
                                                               ----------

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal   Value
                  Security Description                    Amount    (Note 2)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Real Estate Investment Trusts -- 3.0%
   American Financial Realty Trust......................   14,700  $   118,629
   Annaly Mortgage Management, Inc......................   26,400      454,344
   First Industrial Realty Trust, Inc...................    9,000      328,680
                                                                   -----------
                                                                       901,653
                                                                   -----------
 Retail - Auto Parts -- 1.1%
   Advance Auto Parts, Inc..............................    9,300      334,428
                                                                   -----------
 Retail - Building Products -- 0.5%
   Home Depot, Inc......................................    5,000      142,800
                                                                   -----------
 Retail - Discount -- 0.6%
   Family Dollar Stores, Inc............................    6,900      162,495
                                                                   -----------
 Retail - Office Supplies -- 0.7%
   Office Depot, Inc.+..................................   12,800      219,392
                                                                   -----------
 Savings & Loans/Thrifts -- 1.8%
   New York Community Bancorp, Inc......................   10,200      189,822
   People's United Financial, Inc.......................   20,710      351,449
                                                                   -----------
                                                                       541,271
                                                                   -----------
 Semiconductor Equipment -- 0.5%
   Applied Materials, Inc...............................    8,200      154,406
                                                                   -----------
 Telephone - Integrated -- 3.9%
   AT&T, Inc............................................   13,250      506,283
   Verizon Communications, Inc..........................   15,500      669,755
                                                                   -----------
                                                                     1,176,038
                                                                   -----------
 Tobacco -- 9.5%
   Altria Group, Inc....................................    7,900      612,724
   Imperial Tobacco Group PLC ADR.......................    7,700      798,567
   Loews Corp. - Carolina Group.........................    5,000      444,750
   Reynolds American, Inc...............................    6,200      434,124
   UST, Inc.............................................    9,600      555,840
                                                                   -----------
                                                                     2,846,005
                                                                   -----------
 Tools - Hand Held -- 2.3%
   Stanley Works........................................   13,400      698,810
                                                                   -----------
 Transport - Rail -- 1.2%
   Burlington Northern Santa Fe Corp....................    4,100      342,432
                                                                   -----------
 Transport - Services -- 0.7%
   Ryder System, Inc....................................    5,100      221,136
                                                                   -----------
 Wireless Equipment -- 1.3%
   Nokia Oyj ADR........................................   10,100      397,233
                                                                   -----------
 Total Long - Term Investment Securities
    (cost $26,691,477)..................................            29,304,400
                                                                   -----------
 SHORT - TERM INVESTMENT SECURITIES -- 1.8%
 Time Deposit -- 1.8%
   Euro Time Deposit with State Street Bank & Trust Co.
    1.30% due 12/03/07
    (cost $543,000)..................................... $543,000      543,000
                                                                   -----------
 TOTAL INVESTMENTS
    (cost $27,234,477)(1)...............................     99.7%  29,847,400
 Other assets less liabilities..........................      0.3       82,101
                                                         --------  -----------
 NET ASSETS --                                              100.0% $29,929,501
                                                         ========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

ADR--AmericanDepository Receipt

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Federal Home Loan Mtg. Corp.............. 18.3%
                Diversified Financial Services........... 13.0
                Federal National Mtg. Assoc.............. 12.2
                United States Treasury Notes.............  8.4
                Collective Investment Pool...............  6.1
                Repurchase Agreements....................  5.2
                Electric -- Integrated...................  3.9
                Banks -- Commercial......................  3.1
                Special Purpose Entities.................  2.2
                Telephone -- Integrated..................  2.2
                Multimedia...............................  1.6
                Pipelines................................  1.5
                Savings & Loans/Thrifts..................  1.4
                Finance -- Investment Banker/Broker......  1.3
                Federal Home Loan Bank...................  0.9
                Real Estate Investment Trusts............  0.9
                Cellular Telecom.........................  0.8
                Medical -- Drugs.........................  0.8
                Oil Companies -- Exploration & Production  0.8
                Transport -- Rail........................  0.8
                Medical -- Hospitals.....................  0.7
                Steel -- Producers.......................  0.7
                Banks -- Super Regional..................  0.6
                Independent Power Producers..............  0.6
                Office Automation & Equipment............  0.6
                Transport -- Air Freight.................  0.6
                United States Treasury Bonds.............  0.6
                Building Products -- Cement..............  0.5
                Cable TV.................................  0.5
                Diversified Manufacturing Operations.....  0.5
                Electric -- Generation...................  0.5
                Metal -- Aluminum........................  0.5
                Telecom Services.........................  0.5
                Auto -- Cars/Light Trucks................  0.4
                Containers -- Paper/Plastic..............  0.4
                Diversified Operations...................  0.4
                Insurance -- Multi-line..................  0.4
                Oil Refining & Marketing.................  0.4
                Rental Auto/Equipment....................  0.4
                Chemicals -- Diversified.................  0.3
                Chemicals -- Specialty...................  0.3
                Commercial Services -- Finance...........  0.3
                Electronic Components-Semiconductors.....  0.3
                Finance -- Auto Loans....................  0.3
                Food -- Retail...........................  0.3
                Insurance -- Life/Health.................  0.3
                Medical -- HMO...........................  0.3
                Metal Processors & Fabrication...........  0.3
                Metal -- Diversified.....................  0.3
                Paper & Related Products.................  0.3
                Retail -- Drug Store.....................  0.3
                Retail -- Major Department Stores........  0.3
                Retail -- Restaurants....................  0.3
                Transport -- Services....................  0.3
                Aerospace/Defense -- Equipment...........  0.2
                Agricultural Chemicals...................  0.2
                Agricultural Operations..................  0.2
                Airlines.................................  0.2
                Banks -- Money Center....................  0.2
                Beverages -- Non-alcoholic...............  0.2
                Brewery..................................  0.2
                Data Processing/Management...............  0.2
                Electronic Measurement Instruments.......  0.2

                 Finance -- Credit Card................   0.2
                 Finance -- Mortgage Loan/Banker.......   0.2
                 Food -- Misc..........................   0.2
                 Government National Mtg. Assoc........   0.2
                 Industrial Automated/Robotic..........   0.2
                 Insurance Brokers.....................   0.2
                 Investment Companies..................   0.2
                 Investment Management/Advisor Services   0.2
                 Non-Hazardous Waste Disposal..........   0.2
                 Radio.................................   0.2
                 Satellite Telecom.....................   0.2
                 Television............................   0.2
                 Transport -- Marine...................   0.2
                 Banks -- Fiduciary....................   0.1
                 Broadcast Services/Program............   0.1
                 Building Products -- Air & Heating....   0.1
                 Building -- Residential/Commercial....   0.1
                 Casino Hotels.........................   0.1
                 Computer Services.....................   0.1
                 Cruise Lines..........................   0.1
                 Direct Marketing......................   0.1
                 Food -- Meat Products.................   0.1
                 Funeral Services & Related Items......   0.1
                 Home Furnishings......................   0.1
                 Hotels/Motels.........................   0.1
                 Insurance -- Property/Casualty........   0.1
                 Mining................................   0.1
                 Networking Products...................   0.1
                 Oil Companies -- Integrated...........   0.1
                 Publishing -- Newspapers..............   0.1
                 Publishing -- Periodicals.............   0.1
                 Real Estate Operations & Development..   0.1
                 Recycling.............................   0.1
                 Research & Development................   0.1
                 Retail -- Apparel/Shoe................   0.1
                 Sovereign.............................   0.1
                 Travel Services.......................   0.1
                 Wireless Equipment....................   0.1
                                                        -----
                                                        106.6%
                                                        =====

Credit Quality+#

                         Government -- Treasury   9.6%
                         Government -- Agency..  32.9
                         AAA...................   9.2
                         AA....................   3.3
                         A.....................  13.8
                         BBB...................  18.6
                         BB....................   4.0
                         B.....................   4.3
                         CCC...................   2.1
                         Below C...............   0.4
                         Not Rated@............   1.8
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data sources.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 12.4%
   Diversified Financial Services -- 12.4%
     Banc of America Funding Corp.
      Series 2007-C, Class 5A1
      5.37% due 05/20/36(1)........................... $1,269,320 $1,264,432
     Banc of America Funding Corp.
      Series 2006-J, Class 2A1
      5.89% due 01/20/47(1)...........................  1,233,206  1,214,036
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2007-PW15, Class A2
      5.21% due 02/11/44(2)...........................    600,000    595,985
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2006-PW12, Class F
      5.75% due 09/11/38*(2)(4).......................    565,000    437,685
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2006-PW12, Class G
      5.75% due 09/11/38..............................     96,000     69,884
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2007-PW15, Class H
      5.75% due 02/11/44*(2)(4).......................  1,400,000    794,789
     Chase Funding Mtg. Loan Asset-Backed Certs.
      Series 2003-6, Class 1A6
      4.59% due 05/25/15..............................    251,118    244,584
     Chase Mtg. Finance Corp.
      Series 2007-A2, Class 1A1
      4.55% due 07/25/37(1)...........................  1,601,738  1,587,672
     Commercial Mtg. Pass Through Certs.
      Series 2004-LB2A, Class A3
      4.22% due 03/10/39(2)...........................  1,235,000  1,213,608
     Countrywide Asset-Backed Certs.
      Series 2006-S6, Class A3
      5.66% due 03/25/34..............................    830,000    803,684
     Countrywide Asset-Backed Certs.
      Series 2006-S4, Class A3
      5.80% due 07/25/34..............................  1,195,000  1,111,937
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2006-CB16, Class E
      5.84% due 05/12/45*(2)..........................    380,000    323,304
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2001-C1, Class A3
      5.86% due 10/12/35(2)...........................    345,000    354,838
     LB-UBS Commercial Mtg. Trust
      Series 2004-C4, Class C
      5.13% due 06/15/36(2)(4)........................    160,000    156,061
     LB-UBS Commercial Mtg. Trust
      Series 2007-C6, Class AM
      6.11% due 07/15/40(2)...........................  2,100,000  2,104,100
     LB-UBS Commercial Mtg. Trust
      Series 2007-C6, Class B
      6.24% due 07/15/40(2)(4)........................  1,215,000  1,174,565
     Merrill Lynch/ Countrywide Commercial Mtg. Trust
      Series 2007-5, Class H
      5.92% due 08/12/48(4)...........................    780,000    465,793
     Morgan Stanley Capital I
      Series 2004-IQ8, Class C
      5.30% due 04/15/15(2)...........................    400,000    379,409
     Morgan Stanley Capital I
      Series 2006-IQ12, Class D
      5.53% due 12/15/43(2)...........................    955,000    859,430
     Ocwen Advance Receivables Backed Notes
      Series 2006-1A
      5.36% due 11/24/15*(11).........................  1,000,000    950,000
     Swift Master Auto Receivables Trust
      Series 2007-2, Class A
      5.30% due 10/15/12(5)...........................  1,583,426  1,582,262

                                                   Principal    Value
                  Security Description              Amount     (Note 2)

       ------------------------------------------------------------------
       Diversified Financial Services (continued)
         Wachovia Bank Commercial Mtg. Trust
          Series 2006-WL7A, Class F
          4.99% due 09/15/21*(2)(5)............... $2,050,000 $ 1,986,980
         Wells Fargo Mtg. Backed Securities Trust
          Series 2006-AR17, Class A2
          5.84% due 10/25/36(1)...................  1,551,444   1,562,032
         Wells Fargo Mtg. Backed Securities Trust
          Series 2006-AR12, Class 2A1
          6.10% due 09/25/36(1)...................    836,106     836,137
                                                              -----------
       Total Asset Backed Securities
          (cost $23,521,152)......................             22,073,207
                                                              -----------
       CONVERTIBLE BONDS & NOTES -- 0.0%
       Telecom Services -- 0.0%
         ICO North America, Inc.
          Notes
          7.50% due 08/15/09(3)(11)(12)
          (cost $30,000)..........................     30,000      30,000
                                                              -----------
       CORPORATE BONDS & NOTES -- 34.0%
       Aerospace/Defense-Equipment -- 0.2%
         United Technologies Corp.
          Senior Notes
          6.10% due 05/15/12#.....................    308,000     325,610
                                                              -----------
       Agricultural Chemicals -- 0.2%
         Mosaic Global Holdings, Inc.
          Debentures
          7.38% due 08/01/18......................     30,000      30,450
         Terra Capital, Inc.
          Company Guar. Notes
          7.00% due 02/01/17......................     85,000      83,937
         The Mosaic Co.
          Senior Notes
          7.38% due 12/01/14*.....................    175,000     184,625
                                                              -----------
                                                                  299,012
                                                              -----------
       Agricultural Operations -- 0.2%
         Cargill, Inc.
          Notes
          5.00% due 11/15/13*.....................    381,000     376,284
                                                              -----------
       Airlines -- 0.2%
         American Airlines, Inc.
          Pass Through Certs.
          Series 2001-1, Class A-2
          6.82% due 05/23/11......................    253,000     245,309
         Northwest Airlines, Inc.
          Pass Through Certs.
          Series 2002-1 Class G2
          6.26% due 11/20/21......................    148,188     148,188
                                                              -----------
                                                                  393,497
                                                              -----------
       Auto - Cars/Light Trucks -- 0.4%
         DaimlerChrysler NA Holding Corp.
          Company Guar. Notes
          6.05% due 03/13/09(5)...................    230,000     228,956
         Ford Motor Co.
          Debentures
          6.38% due 02/01/29......................    240,000     163,200
         General Motors Corp.
          Debentures
          8.25% due 07/15/23#.....................    145,000     118,900

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                Principal   Value
                   Security Description          Amount    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Auto - Cars/Light Trucks (continued)
             General Motors Corp.
              Senior Bonds
              8.38% due 07/15/33#.............. $185,000  $  153,550
                                                          ----------
                                                             664,606
                                                          ----------
           Banks - Commercial -- 2.0%
             BOI Capital Funding
              Bank Guar. Bonds
              6.11% due 02/04/16*(5)(6)........  175,000     153,809
             Colonial Bank NA
              Sub. Notes
              6.38% due 12/01/15...............  453,000     447,564
             Compass Bank
              Notes
              5.50% due 04/01/20...............  430,000     406,405
             Compass Bank
              Sub. Notes
              6.40% due 10/01/17...............  125,000     127,965
             First Maryland Capital II
              Notes
              5.76% due 02/01/27(5)............  177,000     164,486
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09...............  266,000     269,401
             Silicon Valley Bank
              Senior Notes
              5.70% due 06/01/12...............  270,000     278,170
             SouthTrust Bank...................
              Sub. Notes
              4.75% due 03/01/13...............  404,000     393,956
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14...............  470,000     484,460
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16...............  404,000     412,566
             US Bank NA
              Notes
              3.90% due 08/15/08...............   34,000      33,603
             Wachovia Bank NA
              Sub. Notes
              6.60% due 01/15/38...............  300,000     299,376
                                                          ----------
                                                           3,471,761
                                                          ----------
           Banks - Fiduciary -- 0.1%
             The Bank of New York Mellon Corp.
              Sub. Notes
              6.38% due 04/01/12...............  180,000     190,691
                                                          ----------
           Banks - Super Regional -- 0.6%
             Capital One Financial Corp.
              Senior Notes
              5.70% due 09/15/11...............  891,000     854,718
             JPMorgan Chase Bank NA
              Sub. Notes
              6.13% due 11/01/08...............  151,000     152,310
                                                          ----------
                                                           1,007,028
                                                          ----------
           Beverages - Non-alcoholic -- 0.2%
             PepsiCo, Inc.
              Notes
              4.65% due 02/15/13...............  314,000     313,857
                                                          ----------
           Brewery -- 0.2%
             Anheuser-Busch Cos., Inc.
              Senior Notes
              5.50% due 01/15/18...............   96,000      96,449

                                                    Principal  Value
                    Security Description             Amount   (Note 2)

          ------------------------------------------------------------
          Brewery (continued)
            Anheuser - Busch Cos., Inc.
             Senior Notes
             5.60% due 03/01/17#................... $325,000  $335,134
                                                              --------
                                                               431,583
                                                              --------
          Broadcast Services/Program -- 0.1%
            Nexstar Finance, Inc.
             Senior Sub. Notes
             7.00% due 01/15/14....................   97,000    89,967
                                                              --------
          Building Products - Air & Heating -- 0.1%
            American Standard, Inc.
             Company Guar. Notes
             7.38% due 02/01/08#...................  102,000   102,168
                                                              --------
          Building - Residential/Commercial -- 0.1%
            D.R. Horton, Inc.
             Company Guar. Notes
             5.00% due 01/15/09....................  146,000   137,966
                                                              --------
          Cable TV -- 0.5%
            CCH I LLC Company Guar.
             Notes
             11.00% due 10/01/15#..................  121,000   104,968
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................  305,000   301,950
            Comcast Cable Communications, Inc.
             Senior Notes
             7.13% due 06/15/13....................  185,000   198,268
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................  285,000   284,258
                                                              --------
                                                               889,444
                                                              --------
          Casino Hotels -- 0.1%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14#...................  115,000   104,219
            Turning Stone Resort Casino Enterprise
             Senior Notes
             9.13% due 09/15/14*...................  100,000   101,000
                                                              --------
                                                               205,219
                                                              --------
          Cellular Telecom -- 0.8%
            Centennial Communications Corp.
             Senior Notes
             10.48% due 01/01/13(5)................  340,000   347,650
            Cingular Wireless Services, Inc.
             Senior Notes
             7.88% due 03/01/11....................  490,000   531,359
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14....................   70,000    65,100
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14*...................   35,000    32,550
            MetroPCS Wireless, Inc.
             Senior Notes
             9.25% due 11/01/14....................  105,000    99,488
            Nextel Communications, Inc.
             Company Guar. Notes
             5.95% due 03/15/14....................  350,000   326,028
            Rural Cellular Corp.
             Senior Sub. Notes
             8.62% due 06/01/13*...................   55,000    55,825

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Cellular Telecom (continued)
        Rural Cellular Corp.
         Senior Notes
         10.66% due 11/01/12(5)..................... $ 10,000  $   10,200
                                                               ----------
                                                                1,468,200
                                                               ----------
      Chemicals - Diversified -- 0.3%
        E.I. Du Pont de Nemours & Co.
         Senior Notes
         4.88% due 04/30/14#........................   66,000      65,107
        E.I. Du Pont de Nemours & Co.
         Notes
         5.00% due 01/15/13.........................  245,000     246,868
        Lyondell Chemical Co.
         Company Guar. Notes
         8.00% due 09/15/14.........................  160,000     181,200
                                                               ----------
                                                                  493,175
                                                               ----------
      Chemicals - Specialty -- 0.3%
        Huntsman International LLC
         Company Guar. Notes
         7.88% due 11/15/14.........................  220,000     235,950
        Momentive Performance Materials, Inc.
         Senior Sub. Notes
         11.50% due 12/01/16*#......................  350,000     310,625
                                                               ----------
                                                                  546,575
                                                               ----------
      Commercial Services - Finance -- 0.3%
        The Western Union Co.
         Senior Notes
         5.40% due 11/17/11.........................  588,000     599,239
                                                               ----------
      Computer Services -- 0.1%
        Compucom Systems, Inc.
         Senior Sub. Notes
         12.50% due 10/01/15*.......................  110,000     109,725
        Computer Sciences Corp.
         Notes
         3.50% due 04/15/08#........................  105,000     104,084
                                                               ----------
                                                                  213,809
                                                               ----------
      Consumer Products - Misc. -- 0.0%
        American Achievement Corp.
         Senior Sub. Notes
         8.25% due 04/01/12#........................   50,000      48,750
                                                               ----------
      Containers - Paper/Plastic -- 0.4%
        Jefferson Smurfit Corp.
         Company Guar. Notes
         8.25% due 10/01/12.........................   75,000      74,250
        Pliant Corp.
         Company Guar. Notes
         11.13% due 09/01/09#.......................  286,000     235,235
        Smurfit - Stone Container Enterprises, Inc.
         Senior Notes
         8.00% due 03/15/17.........................  500,000     480,000
                                                               ----------
                                                                  789,485
                                                               ----------
      Data Processing/Management -- 0.2%
        Fiserv, Inc.
         Senior Notes
         6.13% due 11/20/12.........................  295,000     299,578
                                                               ----------
      Direct Marketing -- 0.1%
        Affinity Group, Inc.
         Senior Sub. Notes
         9.00% due 02/15/12.........................  170,000     160,650
                                                               ----------

                                                          Principal  Value
                    Security Description                   Amount   (Note 2)

    ------------------------------------------------------------------------
    Diversified Financial Services -- 0.4%
      American Express Travel Related Services Co., Inc.
       Senior Notes
       5.25% due 11/21/11*............................... $185,000  $185,456
      AXA Financial, Inc.
       Senior Notes
       6.50% due 04/01/08................................  210,000   210,678
      General Electric Capital Corp.
       Senior Notes
       5.25% due 10/19/12................................  324,000   332,045
                                                                    --------
                                                                     728,179
                                                                    --------
    Diversified Manufacturing Operations -- 0.2%
      General Electric Co .
       Notes
       5.25% due 12/06/17................................  290,000   287,330
                                                                    --------
    Diversified Operations -- 0.1%
      Capmark Financial Group, Inc.
       Company Guar. Notes
       5.88% due 05/10/12*...............................  180,000   139,529
                                                                    --------
    Electric - Distribution -- 0.0%
      Old Dominion Electric Cooperative
       1st Mtg. Bonds
       5.68% due 12/01/28................................   69,666    74,035
                                                                    --------
    Electric - Generation -- 0.5%
      Bruce Mansfield Unit
       Pass Through Certs.
       6.85% due 06/01/34................................  374,000   383,240
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17*...............................  235,000   233,825
      The AES Corp.
       Senior Notes
       8.88% due 02/15/11................................  317,000   328,888
                                                                    --------
                                                                     945,953
                                                                    --------
    Electric - Integrated -- 3.5%
      Centerpoint Energy, Inc.
       Senior Notes
       5.88% due 06/01/08................................  230,000   230,287
      Commonwealth Edison Co.
       1st Mtg. Bonds
       5.95% due 08/15/16................................  560,000   572,596
      Commonwealth Edison Co.
       1st Mtg. Notes
       6.15% due 09/15/17................................  156,000   161,569
      Consumers Energy Co.
       1st Mtg. Bonds
       Series C
       4.25% due 04/15/08................................  404,000   402,296
      Dominion Resources, Inc.
       Senior Notes
       5.75% due 05/15/08(7).............................  373,000   373,446
      Dominion Resources, Inc. Jr.
       Sub. Notes
       6.30% due 09/30/66(5).............................  420,000   414,162
      Duke Energy Corp.
       Senior Notes
       4.20% due 10/01/08................................  339,000   337,336
      Duke Energy Indiana, Inc.
       Debentures
       5.00% due 09/15/13................................  230,000   226,384
      Entergy Louisiana LLC
       1st Mtg. Bonds
       5.83% due 11/01/10................................  485,000   489,544

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                   Security Description               Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric - Integrated (continued)
        Florida Power & Light Co.
         1st Mortgage Notes
         5.55% due 11/01/17......................... $360,000  $  370,538
        Illinois Power Co.
         Senior Sec. Notes
         6.13% due 11/15/17*........................  170,000     172,609
        Mackinaw Power LLC
         Secured Notes
         6.30% due 10/31/23*........................  357,918     382,339
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11.........................   90,000      89,775
        Mirant Mid-Atlantic LLC
         Pass Through Certs.
         Series B
         9.13% due 06/30/17.........................  152,070     167,467
        Nisource Finance Corp.
         Company Guar. Notes
         5.25% due 09/15/17#........................  155,000     147,714
        Pepco Holdings, Inc.
         Senior Notes
         6.45% due 08/15/12.........................  195,000     204,482
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11.........................   55,000      59,155
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.........................  514,000     500,411
        Sierra Pacific Power Co.
         Bonds
         6.75% due 07/01/37.........................  333,000     343,497
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(3)(11)(12).............  175,000           0
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes
         10.25% due 11/01/15*.......................  225,000     219,955
        Virginia Electric & Power Co.
         Notes
         4.10% due 12/15/08.........................  227,000     224,594
        Virginia Electric & Power Co.
         Senior Notes
         6.35% due 11/30/37.........................  145,000     146,204
                                                               ----------
                                                                6,236,360
                                                               ----------
      Electronic Components - Semiconductors -- 0.3%
        Amkor Technology, Inc.
         Senior Notes
         7.75% due 05/15/13.........................   10,000       9,400
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................   60,000      60,150
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16#.......................  110,000      94,325
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17.........................  330,000     341,300
        Spansion, Inc.
         Sec. Notes
         8.75% due 06/01/13*(5).....................   80,000      72,800
                                                               ----------
                                                                  577,975
                                                               ----------

                                                   Principal   Value
                   Security Description             Amount    (Note 2)

        ---------------------------------------------------------------
        Electronic Measurement Instruments -- 0.2%
          Agilent Technologies, Inc.
           Senior Notes
           6.50% due 11/01/17..................... $304,000  $  307,957
                                                             ----------
        Electronics - Military -- 0.0%
          L-3 Communications Corp.
           Company Guar. Notes
           6.38% due 10/15/15.....................   80,000      79,200
                                                             ----------
        Finance - Auto Loans -- 0.3%
          Ford Motor Credit Co. LLC
           Senior Notes
           5.80% due 01/12/09.....................    1,000         952
          Ford Motor Credit Co. LLC
           Notes
           7.38% due 10/28/09.....................  260,000     246,168
          General Motors Acceptance Corp.
           Notes
           6.88% due 09/15/11.....................  271,000     236,773
          General Motors Acceptance Corp.
           Notes
           6.88% due 08/28/12.....................   10,000       8,501
                                                             ----------
                                                                492,394
                                                             ----------
        Finance - Commercial -- 0.0%
          Transamerica Finance Corp.
           Senior Notes
           6.40% due 09/15/08.....................   86,000      86,894
                                                             ----------
        Finance - Credit Card -- 0.2%
          Capital One Bank
           Senior Sub. Notes
           6.50% due 06/13/13.....................  303,000     300,587
                                                             ----------
        Finance - Investment Banker/Broker -- 1.3%
          Bear Stearns Co., Inc.
           Notes
           4.50% due 10/28/10.....................  171,000     164,492
          JP Morgan Chase & Co.
           Senior Notes
           5.38% due 01/15/14.....................  450,000     455,327
          Lehman Brothers Holdings, Inc.
           Notes
           4.38% due 11/30/10.....................  165,000     161,188
          Lehman Brothers Holdings, Inc.
           Sub. Notes
           6.88% due 07/17/37.....................   54,000      52,459
          Morgan Stanley
           Senior Notes
           5.25% due 11/02/12.....................  145,000     144,134
          Schwab Capital Trust I
           Company Guar. Bonds
           7.50% due 11/15/37(5)..................  254,000     259,690
          The Bear Stearns Cos., Inc.
           Senior Notes
           6.40% due 10/02/17.....................  635,000     620,606
          The Goldman Sachs Group, Inc.
           Sub. Notes
           6.75% due 10/01/37.....................  381,000     374,238
                                                             ----------
                                                              2,232,134
                                                             ----------
        Finance - Mortgage Loan/Banker -- 0.2%
          Countrywide Financial Corp.
           Company Guar. Notes
           5.80% due 06/07/12.....................   13,000       9,748

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                  Security Description               Amount    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Finance - Mortgage Loan/Banker (continued)
         Countrywide Financial Corp.
          Sub. Notes
          6.25% due 05/15/16#...................... $402,000  $  253,304
         Residential Capital LLC
          Company Guar. Notes
          6.50% due 04/17/13.......................  240,000     155,400
                                                              ----------
                                                                 418,452
                                                              ----------
       Food - Misc. -- 0.2%
         Kraft Foods, Inc.
          Senior Notes
          7.00% due 08/11/37.......................  374,000     397,900
                                                              ----------
       Funeral Services & Related Items -- 0.1%
         Service Corp. International
          Senior Notes
          6.75% due 04/01/16#......................  110,000     103,950
                                                              ----------
       Home Furnishings -- 0.1%
         Simmons Co.
          Company Guar. Notes
          7.88% due 01/15/14#......................   50,000      46,750
         Simmons Co.
          Senior Notes
          10.00% due 12/15/14(7)...................   72,000      56,880
                                                              ----------
                                                                 103,630
                                                              ----------
       Hotel/Motel -- 0.1%
         Starwood Hotels & Resorts Worldwide, Inc.
          Senior Notes
          6.25% due 02/15/13.......................  170,000     168,366
                                                              ----------
       Independent Power Producers -- 0.6%
         Calpine Corp.
          Sec. Notes
          8.75% due 07/15/13*(8)...................  630,000     677,250
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  333,000     326,340
                                                              ----------
                                                               1,003,590
                                                              ----------
       Industrial Automated/Robotic -- 0.2%
         Rockwell Automation Inc.
          Debentures
          6.25% due 12/01/37.......................  298,000     295,606
                                                              ----------
       Insurance Brokers -- 0.2%
         Marsh & McLennan Cos., Inc.
          Senior Notes
          5.15% due 09/15/10.......................  230,000     233,822
         Marsh & McLennan Cos., Inc.
          Senior Notes
          7.13% due 06/15/09.......................  140,000     145,706
                                                              ----------
                                                                 379,528
                                                              ----------
       Insurance - Life/Health -- 0.3%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*......................  121,000     125,164
         Monumental Global Funding II
          Notes
          5.65% due 07/14/11*......................  240,000     252,413
         Prudential Financial Inc.
          Notes
          6.63% due 12/01/37.......................  189,000     187,414
                                                              ----------
                                                                 564,991
                                                              ----------

                                                     Principal   Value
                   Security Description               Amount    (Note 2)

      -------------------------------------------------------------------
      Insurance - Property/Casualty -- 0.1%
        The Travelers Cos., Inc.
         Senior Notes
         6.25% due 06/15/37......................... $127,000  $  125,981
        W.R. Berkley Corp. Senior Sub.
         Notes
         6.25% due 02/15/37.........................   65,000      61,197
                                                               ----------
                                                                  187,178
                                                               ----------
      Investment Management/Advisor Services -- 0.2%
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.38% due 10/15/17*.......................  140,000     139,300
        LVB Acquisition Merger Sub, Inc.
         Senior Sub. Notes
         11.63% due 10/15/17*.......................  180,000     177,525
                                                               ----------
                                                                  316,825
                                                               ----------
      Medical - Drugs -- 0.5%
        Abbott Laboratories
         Notes
         6.15% due 11/30/37.........................  174,000     180,314
        American Home Products Corp.
         Notes
         6.95% due 03/15/11.........................  179,000     191,987
        Wyeth
         Bonds
         5.50% due 02/01/14.........................  470,000     481,254
                                                               ----------
                                                                  853,555
                                                               ----------
      Medical - HMO -- 0.3%
        Aetna Inc.
         Senior Notes.
         6.75% due 12/15/37.........................  175,000     172,770
        WellPoint, Inc.
         Notes
         3.75% due 12/14/07.........................  329,156     328,992
                                                               ----------
                                                                  501,762
                                                               ----------
      Medical - Hospitals -- 0.7%
        Community Health Systems, Inc.
         Senior Notes
         8.88% due 07/15/15.........................  305,000     308,050
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13.........................  325,000     282,750
        HCA, Inc. Sec.
         Notes
         9.25% due 11/15/16.........................  515,000     533,025
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guaranteed Notes
         8.75% due 06/15/14.........................   50,000      48,500
                                                               ----------
                                                                1,172,325
                                                               ----------
      Metal Processors & Fabrication -- 0.3%
        Commercial Metals Co.
         Senior Notes
         6.50% due 07/15/17.........................  297,000     315,051
        Timken Co.
         Notes
         5.75% due 02/15/10.........................  199,000     201,178
                                                               ----------
                                                                  516,229
                                                               ----------
      Metal - Aluminum -- 0.4%
        Alcoa, Inc.
         Notes
         6.00% due 01/15/12.........................  210,000     218,415

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      Principal   Value
                   Security Description                Amount    (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Metal - Aluminum (continued)
       Alcoa, Inc.
        Bonds
        6.50% due 06/15/18........................... $510,000  $  539,059
                                                                ----------
                                                                   757,474
                                                                ----------
     Metal - Diversified -- 0.1%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17...........................  235,000     253,800
                                                                ----------
     Mining -- 0.1%
       Newmont Mining Corp.
        Company Guar. Notes
        5.88% due 04/01/35#..........................  210,000     190,494
                                                                ----------
     Multimedia -- 1.4%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13...........................  125,000     125,681
       Cox Enterprises, Inc.
        Notes
        7.88% due 09/15/10*..........................  600,000     647,006
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28...........................  470,000     498,464
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33...........................  582,000     690,968
       Viacom, Inc.
        Senior Notes
        6.13% due 10/05/17...........................   79,000      78,457
       Viacom, Inc.
        Senior Notes
        6.88% due 04/30/36...........................  470,000     465,729
                                                                ----------
                                                                 2,506,305
                                                                ----------
     Networking Products -- 0.1%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16...........................  110,000     111,806
                                                                ----------
     Non - Hazardous Waste Disposal -- 0.2%
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09...........................  202,000     208,147
       Waste Management, Inc.
        Company Guar. Notes
        7.75% due 05/15/32...........................  210,000     239,656
                                                                ----------
                                                                   447,803
                                                                ----------
     Office Automation & Equipment -- 0.6%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................  140,000     141,789
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37...........................  684,000     676,086
       Pitney Bowes, Inc.
        Notes
        5.75% due 09/15/17...........................  306,000     315,664
                                                                ----------
                                                                 1,133,539
                                                                ----------
     Oil Companies - Exploration & Production -- 0.6%
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13#..........................  790,000     807,775

                                                        Principal   Value
                   Security Description                  Amount    (Note 2)

   -------------------------------------------------------------------------
   Oil Companies - Exploration & Production (continued)
     Sabine Pass LNG LP
      Secured Notes
      7.50% due 11/30/16............................... $315,000  $  297,675
                                                                  ----------
                                                                   1,105,450
                                                                  ----------
   Oil Companies - Integrated -- 0.1%
     Hess Corp.
      Bonds
      7.88% due 10/01/29...............................  218,000     261,327
                                                                  ----------
   Oil Refining & Marketing -- 0.4%
     The Premcor Refining Group, Inc
      Company Guar. Notes
      6.75% due 05/01/14...............................  666,000     690,589
                                                                  ----------
   Oil - Field Services -- 0.0%
     Allis - Chalmers Energy, Inc.
      Company Guar. Notes
      9.00% due 01/15/14...............................   55,000      55,000
                                                                  ----------
   Paper & Related Products -- 0.2%
     Bowater, Inc.
      Notes
      6.50% due 06/15/13...............................  170,000     121,550
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.00% due 01/15/15*..............................  125,000     120,000
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.13% due 01/15/17*..............................   40,000      38,300
                                                                  ----------
                                                                     279,850
                                                                  ----------
   Physicians Practice Management -- 0.0%
     US Oncology, Inc.
      Senior Sub. Notes
      10.75% due 08/15/14..............................   75,000      73,500
                                                                  ----------
   Pipelines -- 1.0%
     Centerpoint Energy Resources Corp.
      Senior Notes
      6.13% due 11/01/17...............................   60,000      61,142
     CenterPoint Energy Resources Corp.
      Notes
      7.75% due 02/15/11...............................  200,000     215,633
     Copano Energy LLC
      Company Guar. Notes
      8.13% due 03/01/16...............................  340,000     340,000
     Duke Energy Field Services LLC
      Notes
      6.88% due 02/01/11#..............................  194,000     203,241
     Dynegy - Roseton Danskammer
      Pass Through Certs.
      Series B
      7.67% due 11/08/16...............................  170,000     167,238
     Panhandle Eastern Pipe Line
      Senior Notes
      6.20% due 11/01/17...............................  407,000     409,423
     Williams Cos., Inc.
      Senior Notes
      7.88% due 09/01/21...............................  340,000     384,200
                                                                  ----------
                                                                   1,780,877
                                                                  ----------
   Publishing - Newspapers -- 0.1%
     Gannett Co, Inc.
      Notes
      5.75% due 06/01/11#..............................   77,000      79,446

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Publishing - Newspapers (continued)
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29................... $125,000  $   89,067
                                                            ----------
                                                               168,513
                                                            ----------
         Publishing - Periodicals -- 0.1%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  140,000     114,800
                                                            ----------
         Radio -- 0.2%
           Chancellor Media Corp.
            Company Guar. Notes
            8.00% due 11/01/08...................  334,000     342,713
                                                            ----------
         Real Estate Investment Trusts -- 0.9%
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................  370,000     362,074
           Liberty Property LP
            Senior Notes
            5.63% due 10/01/17...................  170,000     172,236
           New Plan Excel Realty Trust
            Senior Notes
            4.50% due 02/01/11...................  411,000     416,710
           PPF Funding, Inc.
            Bonds
            5.35% due 04/15/12*..................  240,000     240,572
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16...................   60,000      57,403
           Simon Property Group LP
            Notes
            5.38% due 08/28/08#..................  148,000     147,374
           Vornado Realty LP
            Notes
            4.50% due 08/15/09...................  230,000     229,097
                                                            ----------
                                                             1,625,466
                                                            ----------
         Recycling -- 0.1%
           Aleris International, Inc.
            Company Guar. Notes
            9.00% due 12/15/14...................  170,000     146,200
           Aleris International, Inc.
            Company Guar. Notes
            10.00% due 12/15/16..................   80,000      67,200
                                                            ----------
                                                               213,400
                                                            ----------
         Rental Auto/Equipment -- 0.4%
           Erac USA Finance Co.
            Company Guar. Notes
            7.00% due 10/15/37*..................  165,000     164,622
           Erac USA Finance Co.
            Notes
            7.35% due 06/15/08*..................  530,000     534,731
                                                            ----------
                                                               699,353
                                                            ----------
         Research & Development -- 0.1%
           Alion Science and Technology Corp.
            Company Guar. Notes
            10.25% due 02/01/15..................  175,000     157,719
                                                            ----------
         Retail - Apparel/Shoe -- 0.1%
           Nordstrom Inc.
            Notes
            6.25% due 01/15/18...................  170,000     171,917
                                                            ----------

                                                             Principal   Value
                   Security Description                       Amount    (Note 2)

---------------------------------------------------------------------------------
Retail - Drug Store -- 0.3%
  CVS Caremark Corp.
   Senior Notes
   6.25% due 06/01/27....................................... $188,000  $  186,535
  CVS Lease Pass Through Trust
   Pass Through Certs.
   6.04% due 12/10/28*......................................  421,303     430,125
                                                                       ----------
                                                                          616,660
                                                                       ----------
Retail - Regional Department Stores -- 0.0%
  JC Penney Corp., Inc.
   Senior Notes
   5.75% due 02/15/18.......................................   48,000      44,766
                                                                       ----------
Retail - Restaurants -- 0.3%
  Darden Restaurants, Inc.
   Senior Notes
   6.80% due 10/15/37.......................................  217,000     221,178
  NPC International, Inc.
   Company Guar. Notes
   9.50% due 05/01/14.......................................  180,000     160,200
  Yum! Brands, Inc.
   Senior Notes
   6.88% due 11/15/37.......................................   97,000      94,756
                                                                       ----------
                                                                          476,134
                                                                       ----------
Savings & Loans/Thrifts -- 1.4%
  Independence Community Bank Corp.
   Sub. Notes
   3.50% due 06/20/13(5)....................................  113,000     112,090
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  430,000     428,716
  Washington Mutual Bank
   Sub. Notes
   5.13% due 01/15/15.......................................  760,000     623,684
  Washington Mutual Preferred Funding III
   Bonds
   6.90% due 06/15/12*(5)(6)................................  400,000     378,799
  Washington Mutual, Inc.
   Senior Notes
   5.50% due 08/24/11#......................................  520,000     474,133
  Washington Mutual, Inc.
   Senior Sub. Notes
   7.25% due 11/01/17#......................................  165,000     143,389
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  228,000     246,272
                                                                       ----------
                                                                        2,407,083
                                                                       ----------
Special Purpose Entities -- 1.7%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  546,000     537,143
  Capital One Capital IV
   Company Guar. Bonds
   6.75% due 02/17/37(5)....................................  255,000     189,649
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  622,000     637,550
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.12% due 09/01/08*(5)(11)...............................  161,000     159,792
  Hawker Beechcraft Acquisition Co.
   LLC / Hawker Beechcraft Notes Co.
   Senior Sub. Notes
   9.75% due 04/01/17*......................................   75,000      75,750

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Special Purpose Entities (continued)
             ING USA Global Funding Trust
              Notes
              4.25% due 10/01/10#............... $160,000  $  162,577
             KAR Holdings, Inc.
              Senior Notes
              9.36% due 05/01/14*(5)............  100,000      91,000
             Norbord Delaware GP I
              Company Guar. Notes
              6.45% due 02/15/17*...............  192,000     154,382
             Pricoa Global Funding I
              Notes
              5.30% due 09/27/13*...............  390,000     406,564
             Principal Life Global Funding I
              Sec. Notes
              5.25% due 01/15/13*...............  610,000     628,989
                                                           ----------
                                                            3,043,396
                                                           ----------
           Steel - Producers -- 0.7%
             International Steel Group, Inc.
              Senior Notes
              6.50% due 04/15/14#...............  480,000     503,143
             Nucor Corp.
              Notes
              5.75% due 12/01/17................  216,000     217,960
             Reliance Steel & Aluminum Co.
              Company Guar. Notes
              6.85% due 11/15/36................  220,000     219,712
             Ryerson, Inc.
              Senior Sec. Notes
              12.62% due 11/01/14*#(5)..........  125,000     120,312
             United States Steel Corp.
              Senior Notes
              6.65% due 06/01/37................  160,000     149,663
                                                           ----------
                                                            1,210,790
                                                           ----------
           Telecom Services -- 0.5%
             Bellsouth Telecommunications, Inc.
              Debentures
              7.00% due 12/01/95#...............  660,000     683,558
             PAETEC Holding Corp.
              Senior Notes
              9.50% due 07/15/15*...............   20,000      19,850
             Qwest Corp.
              Senior Notes
              7.50% due 10/01/14................  250,000     253,125
                                                           ----------
                                                              956,533
                                                           ----------
           Telephone - Integrated -- 1.1%
             AT&T Corp.
              Senior Notes
              7.30% due 11/15/11................  238,000     258,564
             BellSouth Corp.
              Senior Notes
              6.00% due 10/15/11................  600,000     626,671
             Citizens Communications Co.
              Senior Notes
              7.13% due 03/15/19................   75,000      71,625
             Citizens Communications Co.
              Senior Notes
              9.00% due 08/15/31................   30,000      30,225
             GTE Northwest, Inc.
              Debentures
              5.55% due 10/15/08................   80,000      80,255
             Level 3 Financing, Inc.
              Company Guar. Notes
              9.25% due 11/01/14................   10,000       8,975

                                                  Principal   Value
                  Security Description             Amount    (Note 2)

         -------------------------------------------------------------
         Telephone - Integrated (continued)
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29................... $ 90,000  $  101,971
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................  470,000     441,156
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................  320,000     341,562
                                                            ----------
                                                             1,961,004
                                                            ----------
         Television -- 0.2%
           Paxson Communication Corp.
            Sec. Senior Notes
            11.49% due 01/15/13*(5)..............  255,000     253,087
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................  100,000      80,000
                                                            ----------
                                                               333,087
                                                            ----------
         Transport - Air Freight -- 0.6%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  423,881     417,523
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  110,515     129,303
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19...................  598,216     610,180
                                                            ----------
                                                             1,157,006
                                                            ----------
         Transport - Rail -- 0.7%
           BNSF Funding Trust I
            Company Guar. Bonds
            6.61% due 12/15/55(5)................  470,000     441,273
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18...................  587,000     599,864
           Norfolk Southern Corp.
            Senior Notes
            5.59% due 05/17/25...................  108,000     103,359
           Union Pacific Corp.
            Notes
            3.88% due 02/15/09...................   65,000      64,442
                                                            ----------
                                                             1,208,938
                                                            ----------
         Transport - Services -- 0.3%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09...................  195,000     198,620
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13...................  290,000     281,300
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14...................  126,000     127,692
                                                            ----------
                                                               607,612
                                                            ----------
         Travel Service -- 0.1%
           Travelport LLC
            Company Guar. Notes
            8.74% due 09/01/14(5)................  100,000      98,000
                                                            ----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                   Security Description              Amount    (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Wireless Equipment -- 0.1%
         Motorola, Inc.
          Senior Notes
          6.63% due 11/15/37....................... $165,000  $   159,926
                                                              -----------
       Total Corporate Bonds & Notes
          (cost $61,159,860).......................            60,413,198
                                                              -----------
       FOREIGN CORPORATE BONDS & NOTES -- 8.2%
       Banks - Commercial -- 1.1%
         Barclays Bank PLC
          Jr. Sub. Notes
          7.43% due 12/15/17*(5)(6)................  245,000      247,848
         Caisse Nationale des Caisses
          d'Epargne et de Prevoyance
          Notes
          4.93% due 12/30/09(5)(6).................  196,000      134,260
         Credit Agricole SA
          Jr. Sub. Notes
          6.64% due 05/31/17*(5)(6)................  375,000      342,697
         HSBC Holdings PLC
          Sub. Notes
          6.50% due 09/15/37.......................  462,500      435,299
         Landsbanki Islands HF
          Jr. Sub. Notes
          7.43% due 10/19/17*(5)(6)................  195,000      187,934
         Royal Bank of Scotland Group PLC
          Bonds
          6.99% due 10/05/17*(5)(6)................  360,000      354,292
         Societe Generale
          Sub. Notes
          5.92% due 04/05/17*(5)(6)................  230,000      210,741
                                                              -----------
                                                                1,913,071
                                                              -----------
       Banks - Money Center -- 0.2%
         HBOS Capital Funding LP
          Bank Guar. Bonds
          6.85% due 03/23/09(6)....................  225,000      183,937
         Mizuho Financial Group Cayman, Ltd.
          Bank Guar. Bonds
          8.38% due 04/27/09(6)....................  245,000      249,996
                                                              -----------
                                                                  433,933
                                                              -----------
       Building Products - Cement -- 0.5%
         C8 Capital SPV, Ltd.
          Notes
          6.64% due 12/31/14*#(5)(6)...............  823,000      791,603
                                                              -----------
       Cruise Lines -- 0.1%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13.......................  245,000      243,723
                                                              -----------
       Diversified Financial Services -- 0.2%
         CIT Group Funding Co. of Canada
          Company Guar. Notes
          5.20% due 06/01/15.......................  387,000      342,355
                                                              -----------
       Diversified Manufacturing Operations -- 0.3%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*......................  125,000      129,375
         Tyco International Group SA
          Company Guar.Notes
          6.00% due 11/15/13.......................  388,000      401,991
                                                              -----------
                                                                  531,366
                                                              -----------

                                                  Principal  Value
                   Security Description            Amount   (Note 2)

           ---------------------------------------------------------
           Diversified Operations -- 0.3%
             Hutchison Whampoa Finance, Ltd.
              Company Guar. Notes
              7.50% due 08/01/27*................ $400,000  $447,422
                                                            --------
           Electric - Integrated -- 0.4%
             Empresa Nacional de Electricidad SA
              Bonds
              7.33% due 02/01/37#................  324,000   352,495
             Enel Finance International SA
              Company Guar. Notes
              6.25% due 09/15/17*................  111,000   113,694
             Enel Finance International SA
              Company Guar. Notes
              6.80% due 09/15/37*................  200,000   208,969
                                                            --------
                                                             675,158
                                                            --------
           Electronic Components - Misc. -- 0.0%
             NXP BV/NXP Funding LLC
              Company Guar. Notes
              9.50% due 10/15/15#................   25,000    22,750
                                                            --------
           Food - Meat Products -- 0.1%
             JBS SA
              Company Guar. Notes
              9.38% due 02/07/11.................  125,000   125,625
                                                            --------
           Food - Retail -- 0.3%
             Delhaize Group SA
              Senior Notes
              6.50% due 06/15/17.................  312,000   319,371
             Tesco PLC
              Notes
              5.50% due 11/15/17*................  200,000   198,965
                                                            --------
                                                             518,336
                                                            --------
           Insurance - Multi-line -- 0.4%
             Aegon NV
              Sub. Bonds
              5.40% due 07/15/14(5)(6)...........  280,000   199,360
             AXA SA
              Sub. Notes
              6.38% due 12/14/36*(5)(6)..........  323,000   273,488
             ING Groep NV
              Bonds
              5.78% due 12/08/15(5)(6)...........  325,000   298,693
                                                            --------
                                                             771,541
                                                            --------
           Investment Companies -- 0.2%
             Canadian Oil Sands, Ltd.
              Notes
              5.80% due 08/15/13*................  225,000   228,373
             Xstrata Finance Canada Ltd.
              Notes
              6.90% due 11/15/37*................  165,000   164,824
                                                            --------
                                                             393,197
                                                            --------
           Medical - Drugs -- 0.3%
             Angiotech Pharmaceuticals, Inc.
              Company Guar. Notes
              7.75% due 04/01/14#................  170,000   138,550
             Angiotech Pharmaceuticals, Inc.
              Company Guar. Notes
              9.11% due 12/01/13(5)..............   70,000    66,500
             Elan Finance PLC
              Company Guar. Bonds
              7.75% due 11/15/11.................  245,000   240,100
                                                            --------
                                                             445,150
                                                            --------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Metal - Aluminum -- 0.1%
        Alcan, Inc.
         Notes
         6.13% due 12/15/33........................... $260,000  $253,884
                                                                 --------
      Metal - Diversified -- 0.2%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................  270,000   293,079
                                                                 --------
      Multimedia -- 0.2%
        The Thomson Corp.
         Notes
         5.70% due 10/01/14...........................  330,000   335,785
                                                                 --------
      Oil Companies - Exploration & Production -- 0.2%
        EnCana Corp.
         Bonds
         6.50% due 08/15/34...........................   50,000    50,836
        Nexen, Inc.
         Bonds
         6.40% due 05/15/37...........................  349,000   343,620
                                                                 --------
                                                                  394,456
                                                                 --------
      Paper & Related Products -- 0.1%
        Abitibi-Consolidated, Inc.
         Notes
         8.55% due 08/01/10...........................  180,000   156,600
                                                                 --------
      Pipelines -- 0.5%
        Enbridge, Inc.
         Bonds
         5.80% due 06/15/14...........................  619,000   638,013
        Kinder Morgan Finance Co. ULC
         Company Guar. Notes
         5.70% due 01/05/16...........................  278,000   248,551
                                                                 --------
                                                                  886,564
                                                                 --------
      Real Estate Operations & Development -- 0.1%
        Brascan Corp.
         Notes
         8.13% due 12/15/08...........................  181,000   188,295
                                                                 --------
      Retail - Major Department Stores -- 0.3%
        Marks & Spencer PLC
         Senior Notes
         6.25% due 12/01/17*..........................  229,000   227,495
        Marks & Spencer PLC
         Senior Notes
         7.13% due 12/01/37*..........................  340,000   335,162
                                                                 --------
                                                                  562,657
                                                                 --------
      Satellite Telecom -- 0.2%
        Intelsat Bermuda, Ltd.
         Company Guar. Notes
         8.89% due 01/15/15(5)........................  260,000   260,325
        Intelsat Intermediate Holding Co., Ltd.
         Senior Notes
         9.25% due 02/01/15(7)........................   75,000    61,500
                                                                 --------
                                                                  321,825
                                                                 --------
      Special Purpose Entities -- 0.5%
        Rio Tinto Finance USA, Ltd.
         Notes
         2.63% due 09/30/08...........................  190,000   186,026
        SMFG Preferred Capital, Ltd.
         Bonds
         6.08% due 01/25/17*(5)(6)....................  453,000   415,650

                                                Principal    Value
                  Security Description           Amount     (Note 2)

          ------------------------------------------------------------
          Special Purpose Entities (continued)
            SovRisc BV
             Notes
             4.63% due 10/31/08*............... $  215,000 $   216,524
                                                           -----------
                                                               818,200
                                                           -----------
          Telecom Services -- 0.0%
            TELUS Corp.
             Notes
             8.00% due 06/01/11................     65,000      70,836
                                                           -----------
          Telephone - Integrated -- 1.1%
            British Telecommunications PLC
             Bonds
             8.63% due 12/15/30................    730,000     977,971
            Telecom Italia Capital SA
             Company Guar. Bonds
             6.20% due 07/18/11................    375,000     385,770
            Telefonica Emisones SAU
             Company Guar. Notes
             6.42% due 06/20/16................    470,000     495,312
                                                           -----------
                                                             1,859,053
                                                           -----------
          Transport - Marine -- 0.2%
            DP World, Ltd.
             Bonds
             6.85% due 07/02/37*#..............    429,000     434,997
                                                           -----------
          Transport - Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11#...............    210,000     223,684
                                                           -----------
          Total Foreign Corporate Bonds & Notes
             (cost $14,914,519)................             14,455,145
                                                           -----------
          FOREIGN GOVERNMENT AGENCIES -- 0.1%
          Sovereign -- 0.1%
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*
             (cost $196,985)...................    197,000     195,247
                                                           -----------
          U.S. GOVERNMENT AGENCIES -- 31.6%
          Federal Home Loan Bank -- 0.9%
            3.90% due 02/25/08.................    410,000     409,532
            4.50% due 09/08/08.................  1,100,000   1,101,602
                                                           -----------
                                                             1,511,134
                                                           -----------
          Federal Home Loan Mtg. Corp. -- 18.3%
            4.45% due 03/06/08.................     64,000      64,007
            5.00% due 10/01/33.................     24,884      24,482
            5.00% due 06/01/34.................    529,741     520,797
            5.00% due 05/01/36.................  3,630,300   3,563,783
            5.00% due 11/01/36.................    214,045     210,123
            5.00% due 11/01/37.................  1,620,000   1,589,800
            5.05% due 02/14/08.................  3,430,000   3,434,932
            5.50% due 07/01/37.................  1,086,631   1,086,748
            5.50% due 08/01/37.................    898,367     898,464
            5.50% due 11/01/18.................    538,736     546,232
            5.50% due 11/15/25.................  2,850,000   2,882,793
            5.50% due 06/15/31.................    887,000     895,963
            5.50% due 10/01/33.................     34,447      34,537
            5.50% due 02/01/35.................  1,020,973   1,021,832
            5.50% due 07/01/36.................  2,172,454   2,173,045
            5.50% due 05/01/37.................  1,661,434   1,661,613
            5.80% due 01/01/37(5)..............    944,369     954,009
            5.81% due 01/01/37(5)..............  1,300,422   1,310,854
            6.00% due 10/01/33.................    772,874     786,536

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
          6.00% due 07/01/36.................... $1,852,197 $ 1,880,534
          6.00% due 10/01/37....................  2,858,499   2,901,992
          6.00% due 11/01/37....................    776,417     788,230
          6.03% due 10/01/36(5).................  2,072,079   2,099,160
          6.50% due 02/01/33....................     92,750      95,870
          6.50% due 02/01/35....................     64,218      66,178
          6.50% due 01/01/36....................    254,721     261,959
          6.50% due 03/01/36....................    415,549     427,357
          7.00% due 11/01/16....................     62,254      64,943
          7.00% due 07/01/32....................     33,225      34,777
          7.50% due 04/01/31....................    150,212     160,283
          8.00% due 01/01/29....................     12,360      13,230
          8.00% due 12/01/29....................      9,145       9,791
          8.00% due 12/01/30....................     35,794      38,334
          8.00% due 01/01/31....................        272         292
                                                            -----------
                                                             32,503,480
                                                            -----------
        Federal National Mtg. Assoc. -- 12.2%
          3.88% due 02/01/08....................    962,000     961,165
          4.50% due December TBA................  2,640,000   2,597,924
          5.00% due 10/01/33....................     58,875      57,836
          5.00% due 03/01/34....................    657,658     645,717
          5.00% due 01/01/37....................  3,414,731   3,346,804
          5.50% due 11/01/22....................  1,025,000   1,037,023
          5.50% due 04/01/33....................  1,056,531   1,061,628
          5.50% due 12/01/33....................    910,287     914,111
          5.50% due 05/01/34....................    520,072     522,257
          5.50% due 10/01/34....................    567,432     569,330
          5.50% due 12/01/35....................    972,804     975,041
          5.50% due 02/01/36(5).................    465,660     471,101
          5.50% due 11/01/36....................  1,544,638   1,547,525
          5.50% due 12/01/36....................    125,813     126,048
          6.00% due 03/01/16....................      2,733       2,801
          6.00% due 12/01/16....................     74,021      75,839
          6.00% due 11/01/17....................    197,544     202,347
          6.00% due 12/01/20....................    572,245     586,302
          6.00% due 12/01/33....................    602,914     614,381
          6.00% due 10/01/36....................    301,412     306,393
          6.50% due 03/01/17....................    112,775     116,542
          6.50% due 08/01/31....................     61,609      63,719
          6.50% due 07/01/32....................    406,954     420,744
          6.50% due 07/01/36....................    371,759     382,410
          7.00% due 09/01/31....................    243,357     255,791
          7.00% due 12/01/35....................    193,580     201,547
          7.00% due 08/01/37....................    459,761     477,245
          7.00% due 09/01/37....................  1,334,838   1,385,599
          7.00% due 10/01/37....................  1,685,932   1,750,044
          7.50% due 08/01/15....................      1,215       1,265
                                                            -----------
                                                             21,676,479
                                                            -----------
        Government National Mtg. Assoc. -- 0.2%
          6.00% due 03/15/29....................     41,726      42,939
          6.00% due 04/15/29....................     16,679      17,164
          6.50% due 07/15/32....................     89,076      92,663
          6.50% due 09/15/32....................    164,330     170,947
                                                            -----------
                                                                323,713
                                                            -----------
        Total U.S. Government Agencies
           (cost $55,427,219)...................             56,014,806
                                                            -----------

                                                            Principal      Value
                  Security Description                       Amount       (Note 2)

-------------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES -- 9.0%
United States Treasury Bonds -- 0.6%
  United States Treasury Bonds
   4.50% due 02/15/36#................................... $ 1,000,000   $  1,013,906
                                                                        ------------
United States Treasury Notes -- 8.4%
  United States Treasury Notes
   4.25% due 11/15/17....................................     203,000        207,663
   4.50% due 11/15/10#...................................     169,000        175,747
   4.50% due 02/28/11#...................................   2,500,000      2,605,272
   4.63% due 10/31/11#...................................   1,400,000      1,468,250
   4.63% due 12/31/11#...................................   3,200,000      3,359,251
   4.88% due 05/31/08#...................................     800,000        806,000
   4.88% due 06/30/09....................................   5,000,000      5,136,330
  United States Treasury Notes TIPS
   0.88% due 04/15/10#...................................     705,247        703,099
   2.00% due 01/15/14#...................................     523,411        541,648
                                                                        ------------
                                                                          15,003,260
                                                                        ------------
Total U.S. Government Treasuries
   (cost $15,457,555)....................................                 16,017,166
                                                                        ------------
COMMON STOCK -- 0.0%
Independent Power Producer -- 0.0%
  Mirant Corp.
   (cost $0).............................................         217          8,374
                                                                        ------------
Total Long-Term Investment Securities
   (cost $170,707,290)...................................                169,207,143
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.1%
Collective Investment Pool -- 6.1%
  Securities Lending Quality Trust(10)
   (cost $10,811,250)....................................  10,811,250     10,811,250
                                                                        ------------
REPURCHASE AGREEMENT -- 5.2%
  Agreement with State Street Bank & Trust Co. bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $9,237,124 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25% due 02/15/09 and having an
   approximate value of $9,513,791
   (cost $9,234,000).....................................   9,234,000      9,234,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $190,752,540)(9)................................       106.6%   189,252,393
Liabilities in excess of other assets....................        (6.6)%  (11,780,219)
                                                          -----------   ------------
NET ASSETS --                                                   100.0%  $177,472,174
                                                          ===========   ============

--------
+  Non-income producing security.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $19,436,490 representing 11.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (See Note 2)
(1)Collateralized Mortgage Obligation
(2)Commercial Mortgage Backed Security
(3)To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

   securities for which secondary markets exist. As of November 30, 2007, the Capital Conservation Fund held the following restricted securities:

                                                                   Market   Value as a
                        Acquisition Principal Acquisition Market    Value      % of
         Name              Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05   $ 30,000    $30,000   $30,000   $100       0.00%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/03/06    175,000          0         0      0       0.00
                                                          -------              ----
                                                          $30,000              0.00%
                                                          =======              ====

(4)Variable Rate Security -- the rate reflected is as of November 30, 2007, maturity date reflects the stated maturity date.
(5)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(6)Perpetual maturity -- maturity date reflects the next call date.
(7)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(8)Company has filed Chapter 11 bankruptcy protection.
(9)See Note 5 for cost of investments on a tax basis.
(10)The security is purchased with the cash collateral received from securities loaned. (see Note 2)
(11)Fair valued security: see Note 2
(12)Illiquid security

TBA--To be announced
TIPS--Treasury Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I Core Equity Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool....................... 10.1%
            Oil Companies -- Integrated......................  9.1
            Medical -- Drugs.................................  6.6
            Computers........................................  4.6
            Diversified Manufacturing Operations.............  4.3
            Finance -- Investment Banker/Broker..............  3.3
            Insurance -- Multi-line..........................  3.2
            Aerospace/Defense................................  2.9
            Medical -- HMO...................................  2.9
            Electronic Components -- Semiconductors..........  2.6
            Enterprise Software/Service......................  2.5
            Oil Refining & Marketing.........................  2.5
            Multimedia.......................................  2.3
            Telephone -- Integrated..........................  2.3
            Food -- Misc.....................................  2.2
            Networking Products..............................  2.2
            Semiconductor Equipment..........................  2.1
            Applications Software............................  2.0
            Insurance -- Property/Casualty...................  2.0
            Pharmacy Services................................  1.6
            Office Automation & Equipment....................  1.5
            Medical Products.................................  1.4
            Machinery -- Farming.............................  1.3
            Oil -- Field Services............................  1.2
            Banks -- Super Regional..........................  1.1
            Retail-Discount..................................  1.1
            Agricultural Chemicals...........................  1.0
            Retail -- Restaurants............................  1.0
            Computer Services................................  0.9
            E-Commerce/Products..............................  0.9
            Repurchase Agreements............................  0.9
            Advertising Agencies.............................  0.8
            Athletic Footwear................................  0.8
            Banks -- Fiduciary...............................  0.8
            Computers -- Memory Devices......................  0.8
            Engineering/R&D Services.........................  0.8
            Food -- Retail...................................  0.8
            Health Care Cost Containment.....................  0.8
            Insurance -- Life/Health.........................  0.8
            Medical -- Biomedical/Gene.......................  0.8
            Metal -- Copper..................................  0.8
            Oil Companies -- Exploration & Production........  0.8
            Oil Field Machinery & Equipment..................  0.8
            Batteries/Battery Systems........................  0.7
            Coatings/Paint...................................  0.7
            Consumer Products-Misc...........................  0.7
            Containers -- Paper/Plastic......................  0.7
            Electric -- Integrated...........................  0.7
            Electronic Design Automation.....................  0.7
            Hospital Beds/Equipment..........................  0.7
            Instruments -- Scientific........................  0.7
            Internet Security................................  0.7
            Paper & Related Products.........................  0.7
            Printing -- Commercial...........................  0.7
            Retail -- Auto Parts.............................  0.7
            Toys.............................................  0.7
            Transport-Rail...................................  0.7
            Airlines.........................................  0.6
            Electronic Parts Distribution....................  0.6
            Instruments -- Controls..........................  0.6
            Office Furnishings -- Original...................  0.6
            Semiconductors Components -- Intergrated Circuits  0.6
            Chemicals -- Diversified.........................  0.5
            Metal -- Aluminum................................  0.5
            Auto -- Cars/Light Trucks........................  0.4
            Coal.............................................  0.4
            Cosmetics & Toiletries...........................  0.4
            Electronic Components -- Misc....................  0.3
            Oil & Gas Drilling...............................  0.3

                 Retail -- Jewelry.....................   0.3
                 Telecommunication Equipment...........   0.3
                 Investment Management/Advisor Services   0.2
                 Agricultural Operations...............   0.1
                 Containers -- Metal/Glass.............   0.1
                 Finance -- Mortgage Loan/Banker.......   0.1
                                                        -----
                                                        109.9%
                                                        =====

*  Calculated as a percentage of net assets

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 2)
          ------------------------------------------------------------
          COMMON STOCK -- 98.9%
          Advertising Agency -- 0.8%
            Omnicom Group, Inc.#..................  62,000 $ 3,022,500
                                                           -----------
          Aerospace/Defense -- 2.9%
            Lockheed Martin Corp..................  31,000   3,430,770
            Northrop Grumman Corp.................  21,500   1,693,985
            Raytheon Co........................... 100,500   6,215,925
                                                           -----------
                                                            11,340,680
                                                           -----------
          Agricultural Chemicals -- 1.0%
            Monsanto Co...........................  40,000   3,974,800
                                                           -----------
          Agricultural Operations -- 0.1%
            Archer - Daniels - Midland Co.........  14,600     530,710
                                                           -----------
          Airlines -- 0.6%
            Continental Airlines, Inc., Class B+#.  78,000   2,195,700
                                                           -----------
          Applications Software -- 2.0%
            Microsoft Corp........................ 233,000   7,828,800
                                                           -----------
          Athletic Footwear -- 0.8%
            NIKE, Inc., Class B...................  49,000   3,216,850
                                                           -----------
          Auto-Cars/Light Trucks -- 0.4%
            Honda Motor Co., Ltd ADR..............  43,300   1,489,953
                                                           -----------
          Banks - Fiduciary -- 0.8%
            The Bank of New York Mellon Corp......  63,551   3,047,906
                                                           -----------
          Banks - Super Regional -- 1.1%
            Bank of America Corp..................  67,300   3,104,549
            Wells Fargo & Co......................  38,400   1,245,312
                                                           -----------
                                                             4,349,861
                                                           -----------
          Batteries/Battery Systems -- 0.7%
            Energizer Holdings, Inc.+#............  25,000   2,840,750
                                                           -----------
          Chemicals - Diversified -- 0.5%
            E.I. du Pont de Nemours & Co..........  44,600   2,058,290
                                                           -----------
          Coal -- 0.4%
            Peabody Energy Corp.#.................  25,100   1,396,564
                                                           -----------
          Coatings/Paint -- 0.7%
            The Sherwin-Williams Co.#.............  44,000   2,764,520
                                                           -----------
          Computer Services -- 0.9%
            Electronic Data Systems Corp.......... 118,000   2,390,680
            Unisys Corp.+#........................ 242,800   1,204,288
                                                           -----------
                                                             3,594,968
                                                           -----------
          Computers -- 4.6%
            Dell, Inc.+...........................  58,000   1,423,320
            Hewlett-Packard Co.................... 138,900   7,106,124
            International Business Machines Corp..  83,800   8,814,084
            Sun Microsystems, Inc.+...............  51,750   1,075,365
                                                           -----------
                                                            18,418,893
                                                           -----------
          Computers - Memory Devices -- 0.8%
            EMC Corp.+............................ 159,000   3,063,930
                                                           -----------
          Consumer Products - Misc. -- 0.7%
            Kimberly - Clark Corp.#...............  37,100   2,589,951
                                                           -----------
          Containers - Metal/Glass -- 0.1%
            Crown Holdings, Inc.+.................  15,000     384,900
                                                           -----------
          Containers - Paper/Plastic -- 0.7%
            Packaging Corp. of America#...........  97,000   2,744,130
                                                           -----------
          Cosmetics & Toiletries -- 0.4%
            Procter & Gamble Co...................  22,000   1,628,000
                                                           -----------

                                                                Value
                   Security Description               Shares   (Note 2)
      Diversified Manufacturing Operations -- 4.3%
        General Electric Co.......................... 203,600 $ 7,795,844
        Honeywell International, Inc.................  89,300   5,056,166
        SPX Corp.....................................  28,000   2,849,280
        Tyco International, Ltd......................  33,950   1,362,413
                                                              -----------
                                                               17,063,703
                                                              -----------
      E - Commerce/Products -- 0.9%
        Amazon.com, Inc.+............................  39,000   3,531,840
                                                              -----------
      Electric - Integrated -- 0.7%
        Consolidated Edison, Inc.#...................   2,900     140,505
        Dominion Resources, Inc.#....................  26,600   1,256,318
        Southern Co..................................  36,700   1,380,654
                                                              -----------
                                                                2,777,477
                                                              -----------
      Electronic Components - Misc. -- 0.3%
        Koninklijke Philips Electronics NV...........  33,300   1,385,613
                                                              -----------
      Electronic Components - Semiconductors -- 2.6%
        Fairchild Semiconductor International, Inc.+.  53,600     850,096
        Intel Corp...................................  69,600   1,815,168
        LSI Logic Corp.+#............................ 418,400   2,322,120
        Micron Technology, Inc.+#.................... 214,700   1,786,304
        NVIDIA Corp.+................................ 100,000   3,154,000
        Texas Instruments, Inc.......................  12,000     378,840
                                                              -----------
                                                               10,306,528
                                                              -----------
      Electronic Design Automation -- 0.7%
        Synopsys, Inc.+.............................. 109,000   2,682,490
                                                              -----------
      Electronic Parts Distribution -- 0.6%
        Avnet, Inc.+.................................  70,000   2,415,000
                                                              -----------
      Engineering/R&D Services -- 0.8%
        Fluor Corp...................................  22,000   3,237,740
                                                              -----------
      Enterprise Software/Service -- 2.5%
        BMC Software, Inc.+..........................  94,000   3,109,520
        CA, Inc...................................... 119,000   2,914,310
        Oracle Corp.+................................ 201,000   4,056,180
                                                              -----------
                                                               10,080,010
                                                              -----------
      Finance - Investment Banker/Broker -- 3.3%
        Citigroup, Inc............................... 103,900   3,459,870
        JPMorgan Chase & Co..........................  88,200   4,023,684
        Morgan Stanley...............................  45,100   2,377,672
        The Charles Schwab Corp......................  13,000     316,030
        The Goldman Sachs Group, Inc.................  13,000   2,946,320
                                                              -----------
                                                               13,123,576
                                                              -----------
      Finance - Mortgage Loan/Banker -- 0.1%
        Fannie Mae...................................   9,400     361,148
                                                              -----------
      Food - Misc. -- 2.2%
        General Mills, Inc...........................  44,600   2,682,690
        Kraft Foods, Inc., Class A...................  77,100   2,663,805
        Unilever NV.................................. 101,400   3,591,588
                                                              -----------
                                                                8,938,083
                                                              -----------
      Food - Retail -- 0.8%
        The Kroger Co................................ 109,000   3,133,750
                                                              -----------
      Health Care Cost Containment -- 0.8%
        McKesson Corp................................  49,000   3,269,770
                                                              -----------
      Hospital Beds/Equipment -- 0.7%
        Kinetic Concepts, Inc.+#.....................  48,000   2,814,720
                                                              -----------

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Instruments - Controls -- 0.6%
         Mettler Toledo International, Inc.+.........  22,000 $ 2,559,920
                                                              -----------
       Instruments - Scientific -- 0.7%
         Waters Corp.+...............................  37,000   2,887,480
                                                              -----------
       Insurance - Life/Health -- 0.8%
         CIGNA Corp..................................  58,000   3,109,380
                                                              -----------
       Insurance - Multi - line -- 3.2%
         ACE, Ltd....................................  23,000   1,376,090
         CNA Financial Corp.#........................  67,000   2,374,480
         Hartford Financial Services Group, Inc......  18,600   1,772,952
         Loews Corp..................................  67,000   3,201,930
         MetLife, Inc................................  53,000   3,476,270
         XL Capital, Ltd., Class A...................   7,800     456,534
                                                              -----------
                                                               12,658,256
                                                              -----------
       Insurance - Property/Casualty -- 2.0%
         SAFECO Corp.................................  27,000   1,558,170
         The Travelers Cos., Inc..................... 119,000   6,320,090
                                                              -----------
                                                                7,878,260
                                                              -----------
       Internet Security -- 0.7%
         McAfee, Inc.+...............................  75,000   2,921,250
                                                              -----------
       Investment Management/Advisor Services -- 0.2%
         Federated Investors, Inc., Class B..........  22,000     897,380
                                                              -----------
       Machinery - Farming -- 1.3%
         Deere & Co..................................  31,100   5,342,980
                                                              -----------
       Medical Products -- 1.4%
         Baxter International, Inc...................  26,800   1,604,516
         Covidien, Ltd...............................  32,350   1,297,559
         Johnson & Johnson...........................  36,700   2,486,058
                                                              -----------
                                                                5,388,133
                                                              -----------
       Medical - Biomedical/Gene -- 0.8%
         Biogen Idec, Inc.+..........................  41,000   3,038,920
                                                              -----------
       Medical - Drugs -- 6.6%
         Bristol - Myers Squibb Co................... 125,700   3,724,491
         GlaxoSmithKline PLC ADR#....................  27,800   1,464,504
         Merck & Co., Inc............................  90,000   5,342,400
         Pfizer, Inc................................. 351,800   8,358,768
         Schering-Plough Corp........................ 199,000   6,228,700
         Wyeth.......................................  23,600   1,158,760
                                                              -----------
                                                               26,277,623
                                                              -----------
       Medical - HMO -- 2.9%
         Aetna, Inc..................................  65,000   3,632,200
         UnitedHealth Group, Inc.....................  78,000   4,290,000
         WellPoint, Inc.+............................  44,000   3,705,240
                                                              -----------
                                                               11,627,440
                                                              -----------
       Metal - Aluminum -- 0.5%
         Alcoa, Inc..................................  53,700   1,953,069
                                                              -----------
       Metal - Copper -- 0.8%
         Southern Copper Corp.#......................  27,000   2,987,550
                                                              -----------
       Multimedia -- 2.3%
         Meredith Corp...............................  15,000     825,750
         The Walt Disney Co.......................... 161,900   5,366,985
         Time Warner, Inc............................ 180,900   3,122,334
                                                              -----------
                                                                9,315,069
                                                              -----------

                                                                 Value
                    Security Description               Shares   (Note 2)
      Networking Products -- 2.2%
        Cisco Systems, Inc.+.......................... 202,000 $ 5,660,040
        Juniper Networks, Inc.+....................... 101,000   3,001,720
                                                               -----------
                                                                 8,661,760
                                                               -----------
      Office Automation & Equipment -- 1.5%
        Xerox Corp.+.................................. 346,400   5,847,232
                                                               -----------
      Office Furnishings - Original -- 0.6%
        Steelcase, Inc. Class A#...................... 157,000   2,375,410
                                                               -----------
      Oil & Gas Drilling -- 0.3%
        Nabors Industries, Ltd.+#.....................   4,800     129,120
        Transocean, Inc...............................   8,610   1,182,067
                                                               -----------
                                                                 1,311,187
                                                               -----------
      Oil Companies - Exploration & Production -- 0.8%
        Anadarko Petroleum Corp.......................  33,600   1,901,760
        Occidental Petroleum Corp.....................  16,000   1,116,320
                                                               -----------
                                                                 3,018,080
                                                               -----------
      Oil Companies - Integrated -- 9.1%
        Chevron Corp.................................. 100,700   8,838,439
        ConocoPhillips................................  67,000   5,362,680
        ExxonMobil Corp............................... 208,800  18,616,608
        Marathon Oil Corp.............................  60,000   3,354,000
                                                               -----------
                                                                36,171,727
                                                               -----------
      Oil Field Machinery & Equipment -- 0.8%
        National - Oilwell Varco, Inc.+...............  46,000   3,134,900
                                                               -----------
      Oil Refining & Marketing -- 2.5%
        Holly Corp....................................  43,000   2,083,350
        Sunoco, Inc...................................  33,000   2,214,300
        Tesoro Corp...................................  48,000   2,360,640
        Valero Energy Corp............................  50,000   3,253,500
                                                               -----------
                                                                 9,911,790
                                                               -----------
      Oil - Field Services -- 1.2%
        BJ Services Co.#..............................  68,700   1,688,646
        Global Industries, Ltd.+......................  40,000     886,800
        Halliburton Co................................  56,100   2,053,821
                                                               -----------
                                                                 4,629,267
                                                               -----------
      Paper & Related Products -- 0.7%
        International Paper Co........................  85,000   2,868,750
                                                               -----------
      Pharmacy Services -- 1.6%
        Express Scripts, Inc.+........................  46,000   3,116,500
        Medco Health Solutions, Inc.+.................  34,000   3,399,660
                                                               -----------
                                                                 6,516,160
                                                               -----------
      Printing - Commercial -- 0.7%
        R.R. Donnelley & Sons Co......................  71,000   2,602,860
                                                               -----------
      Retail - Apparel/Shoe -- 0.0%
        The Gap, Inc..................................   7,300     148,920
                                                               -----------
      Retail - Auto Parts -- 0.7%
        AutoZone, Inc.+...............................  24,000   2,679,120
                                                               -----------
      Retail - Discount -- 1.1%
        Dollar Tree Stores, Inc.+.....................  73,000   2,092,180
        Family Dollar Stores, Inc.#...................  97,000   2,284,350
                                                               -----------
                                                                 4,376,530
                                                               -----------
      Retail - Jewelry -- 0.3%
        Tiffany & Co..................................  25,000   1,160,750
                                                               -----------

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                     Value
                    Security Description                   Shares   (Note 2)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail - Regional Department Stores -- 0.0%
    Macy's, Inc...........................................   4,300 $  127,495
                                                                   ----------
  Retail - Restaurants -- 1.0%
    McDonald's Corp.......................................  70,000  4,092,900
                                                                   ----------
  Semiconductor Equipment -- 2.1%
    Applied Materials, Inc................................ 166,000  3,125,780
    KLA - Tencor Corp.#...................................  55,000  2,644,400
    Novellus Systems, Inc.+#..............................  97,000  2,522,970
                                                                   ----------
                                                                    8,293,150
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 0.6%
    Integrated Device Technology, Inc.+................... 185,000  2,244,050
                                                                   ----------
  Telecommunication Equipment -- 0.3%
    Alcatel-Lucent ADR.................................... 147,400  1,193,940
                                                                   ----------
  Telephone - Integrated -- 2.3%
    AT&T, Inc............................................. 112,900  4,313,909
    Qwest Communications International, Inc.+#............ 285,800  1,894,854
    Verizon Communications, Inc...........................  68,300  2,951,243
                                                                   ----------
                                                                    9,160,006
                                                                   ----------
  Television -- 0.0%
    CBS Corp., Class B#...................................   6,600    181,038
                                                                   ----------
  Toys -- 0.7%
    Hasbro, Inc.#.........................................  98,000  2,721,460
    Mattel, Inc...........................................   6,600    131,868
                                                                   ----------
                                                                    2,853,328
                                                                   ----------

                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 2)
Transport - Rail -- 0.7%
  CSX Corp.#............................................      71,000     2,982,000
                                                                      ------------
Total Long-Term Investment Securities
   (cost $366,126,456)..................................               392,989,164
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 10.1%
Collective Investment Pool -- 10.1%
  Securities Lending Quality Trust(1)
   (cost $40,392,225)...................................  40,392,225    40,392,225
                                                                      ------------
REPURCHASE AGREEMENT -- 0.9%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be
   repurchased 12/03/07 in the amount of $3,534,195
   and collateralized by Federal Home Loan Bank,
   bearing interest at 4.37%, due 09/17/10 and
   having an approximate value of $3,640,534
   (cost $3,533,000).................................... $ 3,533,000     3,533,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $410,051,681)(2)...............................       109.9%  436,914,389
Liabilities in excess of other assets...................        (9.9)  (39,489,513)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $397,424,876
                                                         ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

Open call option contracts written at November 30, 2007 for the Core Equity Fund were as follows:
----------------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                      Contract                      Number of    Premiums     Market Value at      Appreciation
Issue                  Month       Strike Price     Contracts    Received    November 30, 2007    (Depreciation)
----------------------------------------------------------------------------------------------------------------
Chevron Corp.........  Jan-08        $ 90.00           100       $29,786          $27,500            $ 2,286
Exxon Mobil Corp.....  Jan-08         100.00           158        32,126            6,320             25,806
                                                                 -------                             -------
                                                                 $61,912                             $28,092
                                                                 =======                             =======

See Notes to Financial Statements

VALIC Company I Core Value Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Oil Companies -- Integrated.............. 12.0%
                Finance -- Investment Banker/Broker......  9.0
                Banks -- Super Regional..................  6.1
                Medical -- Drugs.........................  5.1
                Telephone -- Integrated..................  4.5
                Computers................................  3.8
                Diversified Manufacturing Operations.....  3.6
                Insurance -- Multi-line..................  3.3
                Medical Products.........................  3.2
                Aerospace/Defense........................  2.8
                Electric -- Integrated...................  2.4
                Applications Software....................  2.2
                Multimedia...............................  1.8
                Beverages -- Non-alcoholic...............  1.7
                Chemicals -- Diversified.................  1.7
                Medical -- HMO...........................  1.7
                Medical -- Biomedical/Gene...............  1.4
                Consumer Products -- Misc................  1.3
                Oil Companies -- Exploration & Production  1.2
                Food -- Misc.............................  1.1
                Retail -- Restaurants....................  1.0
                Time Deposits............................  1.0
                Insurance -- Reinsurance.................  0.9
                Office Automation & Equipment............  0.9
                Oil Refining & Marketing.................  0.9
                Tobacco..................................  0.9
                Computer Services........................  0.8
                Finance -- Mortgage Loan/Banker..........  0.8
                Computers -- Memory Devices..............  0.7
                Electronic Components -- Semiconductors..  0.7
                Retail -- Consumer Electronics...........  0.7
                Retail -- Discount.......................  0.7
                Steel -- Producers.......................  0.7
                Consulting Services......................  0.6
                Forestry.................................  0.6
                Home Decoration Products.................  0.6
                Machinery -- Construction & Mining.......  0.6
                Metal -- Diversified.....................  0.6
                Television...............................  0.6
                Transport -- Rail........................  0.6
                Transport -- Services....................  0.6
                Electronic Components -- Misc............  0.5
                Enterprise Software/Service..............  0.5
                Food -- Retail...........................  0.5
                Savings & Loans/Thrifts..................  0.5
                Semiconductor Equipment..................  0.5
                Auto/Truck Parts & Equipment -- Original.  0.4
                Banks -- Fiduciary.......................  0.4
                Commercial Services -- Finance...........  0.4
                Electronic Parts Distribution............  0.4
                Insurance -- Life/Health.................  0.4
                Insurance -- Property/Casualty...........  0.4
                Medical Instruments......................  0.4
                Publishing -- Newspapers.................  0.4
                Repurchase Agreements....................  0.4
                Retail -- Apparel/Shoe...................  0.4
                Apparel Manufacturers....................  0.3
                Brewery..................................  0.3
                Chemicals -- Specialty...................  0.3
                Data Processing/Management...............  0.3
                Independent Power Producers..............  0.3
                Insurance Brokers........................  0.3
                Machinery -- Farming.....................  0.3
                Non -- Hazardous Waste Disposal..........  0.3
                Oil Field Machinery & Equipment..........  0.3
                Printing -- Commercial...................  0.3
                Real Estate Investment Trusts............  0.3
                Retail -- Office Supplies................  0.3
                Toys.....................................  0.3

                   Web Portals/ISP.....................  0.3
                   Banks -- Commercial.................  0.2
                   Building -- Residential/Commercial..  0.2
                   Cosmetics & Toiletries..............  0.2
                   E-Commerce/Services.................  0.2
                   Financial Guarantee Insurance.......  0.2
                   Medical Labs & Testing Services.....  0.2
                   Metal -- Copper.....................  0.2
                   Retail -- Building Products.........  0.2
                   Retail -- Drug Store................  0.2
                   Agricultural Chemicals..............  0.1
                   Airlines............................  0.1
                   Auto -- Cars/Light Trucks...........  0.1
                   Building -- Heavy Construction......  0.1
                   Coal................................  0.1
                   Containers -- Paper/Plastic.........  0.1
                   Engines -- Internal Combustion......  0.1
                   Finance -- Credit Card..............  0.1
                   Health Care Cost Containment........  0.1
                   Investment Companies................  0.1
                   Medical -- Generic Drugs............  0.1
                   Medical -- Outpatient/Home Medical..  0.1
                   Networking Products.................  0.1
                   Office Supplies & Forms.............  0.1
                   Photo Equipment & Supplies..........  0.1
                   Retail -- Bookstore.................  0.1
                   Retail -- Regional Department Stores  0.1
                   Theaters............................  0.1
                   Transport -- Marine.................  0.1
                   Wireless Equipment..................  0.1
                                                        ----
                                                        99.9%
                                                        ====

*  Calculated as a percentage of net assets

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 98.5%
      Aerospace/Defense -- 2.8%
        Boeing Co.....................................  17,724 $ 1,640,179
        Lockheed Martin Corp..........................  11,852   1,311,661
        Northrop Grumman Corp.........................  34,912   2,750,716
        Raytheon Co...................................   2,496     154,378
                                                               -----------
                                                                 5,856,934
                                                               -----------
      Agricultural Chemicals -- 0.1%
        CF Industries Holdings, Inc...................   1,284     116,818
                                                               -----------
      Airlines -- 0.1%
        Southwest Airlines Co.........................  10,266     145,264
                                                               -----------
      Apparel Manufacturer -- 0.3%
        VF Corp.......................................   8,000     598,320
                                                               -----------
      Applications Software -- 2.2%
        Microsoft Corp................................ 136,344   4,581,158
                                                               -----------
      Auto - Cars/Light Trucks -- 0.1%
        Ford Motor Co.+...............................  35,726     268,302
                                                               -----------
      Auto/Truck Parts & Equipment - Original -- 0.4%
        Magna International, Inc., Class A............  10,958     923,431
                                                               -----------
      Banks - Commercial -- 0.2%
        Marshall & Ilsley Corp........................  10,402     327,351
        Royal Bank of Canada..........................   1,829      97,559
                                                               -----------
                                                                   424,910
                                                               -----------
      Banks - Fiduciary -- 0.4%
        The Bank of New York Mellon Corp..............  17,672     847,549
                                                               -----------
      Banks - Super Regional -- 6.1%
        Bank of America Corp.......................... 133,214   6,145,162
        Capital One Financial Corp....................   3,246     173,044
        National City Corp............................  21,270     420,295
        PNC Financial Services Group, Inc.............  10,000     732,100
        US Bancorp....................................  44,200   1,462,578
        Wachovia Corp.................................  35,989   1,547,527
        Wells Fargo & Co..............................  71,912   2,332,106
                                                               -----------
                                                                12,812,812
                                                               -----------
      Beverages - Non - alcoholic -- 1.7%
        Coca - Cola Enterprises, Inc..................  14,700     381,759
        Pepsi Bottling Group, Inc.....................  37,700   1,608,659
        PepsiAmericas, Inc............................   4,848     164,105
        The Coca - Cola Co............................  23,700   1,471,770
                                                               -----------
                                                                 3,626,293
                                                               -----------
      Brewery -- 0.3%
        Molson Coors Brewing Co., Class B.............   9,833     529,409
                                                               -----------
      Building & Construction Products - Misc. -- 0.0%
        Masco Corp....................................   4,259      95,402
                                                               -----------
      Building - Heavy Construction -- 0.1%
        Perini Corp.+.................................   2,294     122,018
                                                               -----------
      Building - Residential/Commercial -- 0.2%
        NVR, Inc.+....................................     790     388,680
                                                               -----------
      Chemicals - Diversified -- 1.7%
        E.I. du Pont de Nemours & Co..................  46,717   2,155,990
        PPG Industries, Inc...........................  19,700   1,352,208
                                                               -----------
                                                                 3,508,198
                                                               -----------
      Chemicals - Specialty -- 0.3%
        Methanex Corp.................................  19,948     593,652
        Terra Industries, Inc.+.......................     856      32,340
                                                               -----------
                                                                   625,992
                                                               -----------

                                                               Value
                    Security Description             Shares   (Note 2)

        ---------------------------------------------------------------
        Coal -- 0.1%
          Alpha Natural Resources, Inc.+............   4,847 $  136,201
          Walter Industries, Inc....................   2,020     70,074
                                                             ----------
                                                                206,275
                                                             ----------
        Commercial Services - Finance -- 0.4%
          Deluxe Corp...............................   8,129    256,795
          H&R Block, Inc............................  27,503    541,259
                                                             ----------
                                                                798,054
                                                             ----------
        Computer Services -- 0.8%
          Computer Sciences Corp.+..................  24,201  1,278,297
          Electronic Data Systems Corp..............  23,107    468,148
                                                             ----------
                                                              1,746,445
                                                             ----------
        Computers -- 3.8%
          Hewlett - Packard Co......................  81,255  4,157,006
          International Business Machines Corp......  36,667  3,856,635
          Sun Microsystems, Inc.+...................     528     10,972
                                                             ----------
                                                              8,024,613
                                                             ----------
        Computers - Memory Devices -- 0.7%
          Seagate Technology........................  30,391    783,784
          Western Digital Corp.+....................  25,159    695,143
                                                             ----------
                                                              1,478,927
                                                             ----------
        Consulting Services -- 0.6%
          Accenture Ltd., Class A...................  34,801  1,202,722
          Watson Wyatt Worldwide, Inc., Class A.....   1,037     47,754
                                                             ----------
                                                              1,250,476
                                                             ----------
        Consumer Products - Misc. -- 1.3%
          Blyth, Inc................................   6,937    136,451
          Kimberly - Clark Corp.....................  24,543  1,713,347
          Tupperware Brands Corp....................  24,114    841,096
                                                             ----------
                                                              2,690,894
                                                             ----------
        Containers - Paper/Plastic -- 0.1%
          Sonoco Products Co........................   9,160    278,281
                                                             ----------
        Cosmetics & Toiletries -- 0.2%
          Procter & Gamble Co.......................   6,453    477,522
                                                             ----------
        Data Processing/Management -- 0.3%
          Fiserv, Inc.+.............................   9,400    482,502
          Mastercard, Inc., Class A.................   1,106    221,919
                                                             ----------
                                                                704,421
                                                             ----------
        Diversified Manufacturing Operations -- 3.6%
          Dover Corp................................  15,600    721,968
          General Electric Co....................... 122,934  4,707,143
          Ingersoll - Rand Co., Ltd., Class A.......  19,100    986,324
          Parker Hannifin Corp......................   9,700    770,471
          Tyco International, Ltd...................  12,094    485,332
                                                             ----------
                                                              7,671,238
                                                             ----------
        E - Commerce/Services -- 0.2%
          eBay, Inc.+...............................  12,217    409,636
                                                             ----------
        Electric - Integrated -- 2.4%
          Edison International......................  16,261    910,291
          Exelon Corp...............................  22,600  1,832,182
          FPL Group, Inc............................  10,320    719,923
          PPL Corp..................................  29,300  1,493,128
          Progress Energy, Inc......................   2,826    137,965
                                                             ----------
                                                              5,093,489
                                                             ----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Electronic Components - Misc. -- 0.5%
         NAM TAI Electronics, Inc....................  11,751 $   141,012
         Tyco Electronics, Ltd.......................  16,688     623,964
         Vishay Intertechnology, Inc.+...............  18,791     234,700
                                                              -----------
                                                                  999,676
                                                              -----------
       Electronic Components - Semiconductors -- 0.7%
         Intel Corp..................................  44,863   1,170,027
         NVIDIA Corp.+...............................   7,778     245,318
         OmniVision Technologies, Inc.+..............   7,495     139,557
                                                              -----------
                                                                1,554,902
                                                              -----------
       Electronic Parts Distribution -- 0.4%
         Avnet, Inc.+................................  22,195     765,727
                                                              -----------
       Engineering/R&D Services -- 0.0%
         Jacobs Engineering Group, Inc.+.............     194      16,251
                                                              -----------
       Engines - Internal Combustion -- 0.1%
         Cummins, Inc................................     975     113,978
                                                              -----------
       Enterprise Software/Service -- 0.5%
         Open Text Corp.+............................   7,519     247,225
         Oracle Corp.+...............................  40,400     815,272
                                                              -----------
                                                                1,062,497
                                                              -----------
       Finance - Credit Card -- 0.1%
         Discover Financial Services.................  13,525     234,929
                                                              -----------
       Finance - Investment Banker/Broker -- 9.0%
         Citigroup, Inc.............................. 172,886   5,757,104
         JPMorgan Chase & Co......................... 111,822   5,101,320
         Lehman Brothers Holdings, Inc...............  15,469     968,823
         Merrill Lynch & Co., Inc....................  38,771   2,323,934
         Morgan Stanley..............................  47,153   2,485,906
         The Bear Stearns Cos., Inc..................   2,300     229,310
         The Goldman Sachs Group, Inc................   9,046   2,050,185
                                                              -----------
                                                               18,916,582
                                                              -----------
       Finance - Mortgage Loan/Banker -- 0.8%
         Countrywide Financial Corp..................  10,100     109,282
         Freddie Mac.................................  43,900   1,539,573
                                                              -----------
                                                                1,648,855
                                                              -----------
       Financial Guarantee Insurance -- 0.2%
         MGIC Investment Corp........................  17,200     404,544
                                                              -----------
       Food - Misc. -- 1.1%
         General Mills, Inc..........................  16,067     966,430
         Kraft Foods, Inc., Class A..................   1,443      49,856
         Seaboard Corp...............................     100     150,900
         Unilever NV.................................  35,200   1,246,784
                                                              -----------
                                                                2,413,970
                                                              -----------
       Food - Retail -- 0.5%
         The Kroger Co...............................  35,086   1,008,722
                                                              -----------
       Forestry -- 0.6%
         Weyerhaeuser Co.............................  17,515   1,281,748
                                                              -----------
       Health Care Cost Containment -- 0.1%
         Healthspring, Inc.+.........................   6,781     128,161
         McKesson Corp...............................     969      64,661
                                                              -----------
                                                                  192,822
                                                              -----------
       Home Decoration Products -- 0.6%
         Newell Rubbermaid, Inc......................  45,028   1,205,850
                                                              -----------
       Independent Power Producers -- 0.3%
         NRG Energy, Inc.+...........................   6,700     284,013
         Reliant Energy, Inc.+.......................  12,108     315,292
                                                              -----------
                                                                  599,305
                                                              -----------

                                                              Value
                   Security Description             Shares   (Note 2)

         --------------------------------------------------------------
         Insurance Broker -- 0.3%
           Marsh & McLennan Cos., Inc..............  23,200 $   582,784
                                                            -----------
         Insurance - Life/Health -- 0.4%
           Torchmark Corp..........................  14,900     919,032
                                                            -----------
         Insurance - Multi - line -- 3.3%
           ACE, Ltd................................  26,370   1,577,717
           Allstate Corp...........................  40,600   2,075,472
           Hartford Financial Services Group, Inc..  25,100   2,392,532
           Loews Corp..............................  17,700     845,883
           XL Capital, Ltd., Class A...............   2,794     163,533
                                                            -----------
                                                              7,055,137
                                                            -----------
         Insurance - Property/Casualty -- 0.4%
           Arch Capital Group, Ltd.+...............   9,179     640,511
           The Travelers Cos., Inc.................   2,322     123,321
                                                            -----------
                                                                763,832
                                                            -----------
         Insurance - Reinsurance -- 0.9%
           Aspen Insurance Holdings, Ltd...........  14,563     419,414
           Axis Capital Holdings, Ltd..............   6,532     249,130
           Endurance Specialty Holdings, Ltd.......  21,823     881,431
           Odyssey Re Holdings Corp................   1,266      48,792
           PartnerRe, Ltd..........................   3,043     251,261
                                                            -----------
                                                              1,850,028
                                                            -----------
         Internet Security -- 0.0%
           Symantec Corp.+.........................   1,767      31,453
                                                            -----------
         Investment Companies -- 0.1%
           KKR Financial Holdings, LLC.............  20,777     316,434
                                                            -----------
         Machinery - Construction & Mining -- 0.6%
           Caterpillar, Inc........................  18,668   1,342,229
                                                            -----------
         Machinery - Farming -- 0.3%
           Deere & Co..............................   3,100     532,580
                                                            -----------
         Medical Instruments -- 0.4%
           Boston Scientific Corp.+................  27,379     345,797
           Medtronic, Inc..........................  10,400     528,840
                                                            -----------
                                                                874,637
                                                            -----------
         Medical Labs & Testing Services -- 0.2%
           Quest Diagnostics, Inc..................   6,600     363,396
                                                            -----------
         Medical Products -- 3.2%
           Becton, Dickinson & Co..................  15,229   1,259,895
           Covidien, Ltd...........................   4,894     196,298
           Johnson & Johnson.......................  77,037   5,218,487
                                                            -----------
                                                              6,674,680
                                                            -----------
         Medical - Biomedical/Gene -- 1.4%
           Amgen, Inc.+............................  41,333   2,283,648
           Biogen Idec, Inc.+......................     871      64,559
           Genzyme Corp.+..........................   3,710     277,990
           Invitrogen Corp.+.......................   2,466     239,227
                                                            -----------
                                                              2,865,424
                                                            -----------
         Medical - Drugs -- 5.1%
           Abbott Laboratories.....................  28,600   1,644,786
           Biovail Corp............................  37,623     575,256
           Eli Lilly & Co..........................  14,783     782,760
           Merck & Co., Inc........................  24,020   1,425,827
           Pfizer, Inc............................. 205,559   4,884,082
           ViroPharma, Inc.+.......................  15,512     138,677
           Wyeth...................................  27,300   1,340,430
                                                            -----------
                                                             10,791,818
                                                            -----------
         Medical - Generic Drugs -- 0.1%
           Watson Pharmaceuticals, Inc.+...........   5,861     171,786
                                                            -----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - HMO -- 1.7%
        Aetna, Inc....................................  17,009 $   950,463
        AMERIGROUP Corp.+.............................  16,684     573,429
        Coventry Health Care, Inc.+...................   1,327      76,807
        Humana, Inc.+.................................  20,464   1,576,342
        WellCare Health Plans, Inc.+..................   5,121     199,258
        WellPoint, Inc.+..............................   3,811     320,924
                                                               -----------
                                                                 3,697,223
                                                               -----------
      Medical - Outpatient/Home Medical -- 0.1%
        Apria Healthcare Group, Inc.+.................  10,641     230,590
                                                               -----------
      Metal - Copper -- 0.2%
        Southern Copper Corp..........................   3,062     338,810
                                                               -----------
      Metal - Diversified -- 0.6%
        Freeport - McMoRan Copper & Gold, Inc.........  13,204   1,306,272
                                                               -----------
      Multimedia -- 1.8%
        The Walt Disney Co............................  41,199   1,365,747
        Time Warner, Inc..............................  89,192   1,539,454
        Viacom, Inc., Class B+........................  23,839   1,001,715
                                                               -----------
                                                                 3,906,916
                                                               -----------
      Networking Products -- 0.1%
        Cisco Systems, Inc.+..........................   7,722     216,370
                                                               -----------
      Non - Hazardous Waste Disposal -- 0.3%
        Waste Management, Inc.........................  17,700     607,464
                                                               -----------
      Office Automation & Equipment -- 0.9%
        Xerox Corp.+.................................. 109,748   1,852,546
                                                               -----------
      Office Supplies & Forms -- 0.1%
        Avery Dennison Corp...........................   4,600     239,706
                                                               -----------
      Oil Companies - Exploration & Production -- 1.2%
        Devon Energy Corp.............................   2,900     240,149
        EnCana Corp...................................  14,568     950,562
        Occidental Petroleum Corp.....................  18,311   1,277,558
                                                               -----------
                                                                 2,468,269
                                                               -----------
      Oil Companies - Integrated -- 12.0%
        Chevron Corp..................................  73,773   6,475,056
        ConocoPhillips................................  61,280   4,904,851
        Delek US Holdings, Inc........................     174       3,209
        ExxonMobil Corp............................... 121,638  10,845,244
        Royal Dutch Shell PLC ADR.....................  37,300   3,037,339
                                                               -----------
                                                                25,265,699
                                                               -----------
      Oil Field Machinery & Equipment -- 0.3%
        National - Oilwell Varco, Inc.+...............   8,400     572,460
                                                               -----------
      Oil Refining & Marketing -- 0.9%
        Alon USA Energy, Inc..........................   1,557      43,316
        Tesoro Corp...................................   8,067     396,735
        Valero Energy Corp............................  21,423   1,393,994
                                                               -----------
                                                                 1,834,045
                                                               -----------
      Oil - Field Services -- 0.0%
        Schlumberger, Ltd.............................     554      51,771
                                                               -----------
      Paper & Related Products -- 0.0%
        Potlatch Corp.................................   2,176      99,900
                                                               -----------
      Photo Equipment & Supplies -- 0.1%
        Eastman Kodak Co..............................   5,168     121,345
                                                               -----------
      Printing - Commercial -- 0.3%
        R.R. Donnelley & Sons Co......................  18,920     693,607
                                                               -----------
      Publishing - Newspapers -- 0.4%
        Gannett Co., Inc..............................  25,500     937,125
                                                               -----------

                                                               Value
                    Security Description             Shares   (Note 2)

         --------------------------------------------------------------
         Publishing - Periodicals -- 0.0%
           Idearc, Inc..............................   4,156 $   78,632
                                                             ----------
         Real Estate Investment Trusts -- 0.3%
           Host Hotels & Resorts, Inc...............  12,332    236,651
           iStar Financial, Inc.....................   8,914    260,913
           ProLogis.................................   1,091     71,373
                                                             ----------
                                                                568,937
                                                             ----------
         Retail - Apparel/Shoe -- 0.4%
           Brown Shoe Co., Inc......................   4,839     82,118
           The Gap, Inc.............................  36,568    745,987
                                                             ----------
                                                                828,105
                                                             ----------
         Retail - Auto Parts -- 0.0%
           AutoZone, Inc.+..........................     728     81,267
                                                             ----------
         Retail - Bookstore -- 0.1%
           Barnes & Noble, Inc......................   3,884    149,340
                                                             ----------
         Retail - Building Products -- 0.2%
           Home Depot, Inc..........................  14,400    411,264
                                                             ----------
         Retail - Computer Equipment -- 0.0%
           GameStop Corp., Class A+.................   1,666     95,712
                                                             ----------
         Retail - Consumer Electronics -- 0.7%
           Best Buy Co., Inc........................  15,300    781,065
           RadioShack Corp..........................  42,299    782,531
                                                             ----------
                                                              1,563,596
                                                             ----------
         Retail - Discount -- 0.7%
           Big Lots, Inc.+..........................  10,969    204,791
           Wal - Mart Stores, Inc...................  26,600  1,274,140
                                                             ----------
                                                              1,478,931
                                                             ----------
         Retail - Drug Store -- 0.2%
           Walgreen Co..............................  13,100    479,329
                                                             ----------
         Retail - Office Supplies -- 0.3%
           Staples, Inc.............................  29,500    699,150
                                                             ----------
         Retail - Regional Department Stores -- 0.1%
           Kohl's Corp.+............................   5,100    251,328
                                                             ----------
         Retail - Restaurants -- 1.0%
           McDonald's Corp..........................  36,965  2,161,343
           Triarc Cos., Inc., Class B...............   1,995     16,778
                                                             ----------
                                                              2,178,121
                                                             ----------
         Savings & Loans/Thrifts -- 0.5%
           Washington Mutual, Inc...................  57,302  1,117,389
                                                             ----------
         Semiconductor Equipment -- 0.5%
           Applied Materials, Inc...................  52,499    988,556
           ASM International NV.....................   1,077     25,148
           Lam Research Corp.+......................   2,406    110,315
                                                             ----------
                                                              1,124,019
                                                             ----------
         Steel - Producers -- 0.7%
           Nucor Corp...............................  10,724    634,968
           United States Steel Corp.................   7,857    767,629
                                                             ----------
                                                              1,402,597
                                                             ----------
         Telecom Services -- 0.0%
           Embarq Corp..............................   1,204     61,344
                                                             ----------
         Telephone - Integrated -- 4.5%
           AT&T, Inc................................ 119,257  4,556,810
           Sprint Nextel Corp.......................  53,950    837,304
           Verizon Communications, Inc..............  94,577  4,086,672
                                                             ----------
                                                              9,480,786
                                                             ----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 2)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Television -- 0.6%
            CBS Corp., Class B...................... 42,093 $1,154,611
            Sinclair Broadcast Group, Inc., Class A.  8,648     89,507
                                                            ----------
                                                             1,244,118
                                                            ----------
          Theater -- 0.1%
            Regal Entertainment Group, Class A...... 13,179    260,812
                                                            ----------
          Therapeutics -- 0.0%
            Gilead Sciences, Inc.+..................  1,650     76,791
                                                            ----------
          Tobacco -- 0.9%
            Altria Group, Inc....................... 21,986  1,705,234
            Reynolds American, Inc..................  3,138    219,723
                                                            ----------
                                                             1,924,957
                                                            ----------
          Toys -- 0.3%
            Hasbro, Inc............................. 23,895    663,564
            Mattel, Inc.............................  1,554     31,049
                                                            ----------
                                                               694,613
                                                            ----------
          Transport - Marine -- 0.1%
            Overseas Shipholding Group, Inc.........  1,561    111,768
                                                            ----------
          Transport - Rail -- 0.6%
            Burlington Northern Santa Fe Corp.......  4,452    371,831
            CSX Corp................................  4,882    205,044
            Norfolk Southern Corp...................  4,661    238,690
            Union Pacific Corp......................  3,003    378,798
                                                            ----------
                                                             1,194,363
                                                            ----------

                                                            Shares/
                                                           Principal     Value
                  Security Description                      Amount      (Note 2)

----------------------------------------------------------------------------------
Transport - Services -- 0.6%
  FedEx Corp.............................................      3,147  $    309,885
  United Parcel Service, Inc., Class B...................     12,990       957,103
                                                                      ------------
                                                                         1,266,988
                                                                      ------------
Web Portals/ISP -- 0.3%
  United Online, Inc.....................................     40,163       604,052
                                                                      ------------
Wireless Equipment -- 0.1%
  Motorola, Inc..........................................     15,700       250,729
                                                                      ------------
Total Long - Term Investment Securities
   (cost $188,572,276)...................................              207,976,525
                                                                      ------------
SHORT - TERM INVESTMENT SECURITIES -- 1.0%
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.25% due 12/03/07
   (cost $2,191,000)..................................... $2,191,000     2,191,000
                                                                      ------------
REPURCHASE AGREEMENT -- 0.4%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $797,270 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value
   of $812,984 (cost $797,000)...........................    797,000       797,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $191,570,871)(1)................................       99.9%  210,964,525
Other assets less liabilities............................        0.1       284,299
                                                          ----------  ------------
NET ASSETS --                                                  100.0% $211,248,824
                                                          ==========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financials Statements

VALIC Company I Foreign Value Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Banks -- Commercial..............................  12.9%
            Collective Investment Pool.......................   7.3
            Medical -- Drugs.................................   7.1
            Oil Companies -- Integrated......................   6.1
            Telephone -- Integrated..........................   4.7
            Cellular Telecom.................................   4.3
            Insurance -- Multi-line..........................   3.8
            Telecom Services.................................   3.8
            Electronic Components -- Semiconductors..........   3.7
            Real Estate Operations & Development.............   3.3
            U.S. Government Agencies.........................   2.9
            Multimedia.......................................   2.3
            Television.......................................   2.3
            Diversified Financial Services...................   2.1
            Publishing -- Books..............................   2.1
            Electric -- Generation...........................   1.9
            Semiconductors Components -- Intergrated Circuits   1.8
            Insurance -- Life/Health.........................   1.7
            Diversified Manufacturing Operations.............   1.6
            Electronic Components -- Misc....................   1.4
            Athletic Footwear................................   1.3
            Computers -- Periphery Equipment.................   1.3
            Oil Companies -- Exploration & Production........   1.3
            Transport -- Services............................   1.3
            Diversified Operations...........................   1.2
            Oil Refining & Marketing.........................   1.2
            Paper & Related Products.........................   1.2
            Human Resources..................................   1.1
            Diversified Minerals.............................   1.0
            Power Converter/Supply Equipment.................   1.0
            Retail -- Building Products......................   1.0
            Satellite Telecom................................   1.0
            Aerospace/Defense................................   0.8
            Auto/Truck Parts & Equipment -- Original.........   0.8
            Chemicals -- Specialty...........................   0.8
            Food -- Misc.....................................   0.8
            Internet Security................................   0.8
            Medical -- Wholesale Drug Distribution...........   0.8
            Photo Equipment & Supplies.......................   0.8
            Apparel Manufacturers............................   0.7
            Auto -- Cars/Light Trucks........................   0.7
            Coal.............................................   0.7
            Investment Management/Advisor Services...........   0.7
            Retail -- Automobile.............................   0.7
            Finance -- Investment Banker/Broker..............   0.6
            Retail -- Misc./Diversified......................   0.6
            Security Services................................   0.6
            Electronic Parts Distribution....................   0.5
            Building -- Heavy Construction...................   0.4
            Electric -- Integrated...........................   0.4
            Food -- Catering.................................   0.4
            Machinery -- Pumps...............................   0.4
            Retail -- Home Furnishings.......................   0.4
            Retail -- Major Department Stores................   0.4
            Transport -- Rail................................   0.4
            Enterprise Software/Service......................   0.3
            Medical -- Hospitals.............................   0.3
            Metal -- Aluminum................................   0.3
            Building -- Residential/Commercial...............   0.2
            Consumer Products -- Misc........................   0.2
            Electric Products -- Misc........................   0.2
            Office Supplies & Forms..........................   0.2
            Engineering/R&D Services.........................   0.1
            Rubber -- Tires..................................   0.1
                                                              -----
                                                              107.1%
                                                              =====

Country Allocation*

                             United Kingdom  21.9%
                             United States.  10.2
                             Japan.........   9.1
                             France........   7.8
                             Germany.......   6.8
                             Taiwan........   5.6
                             Hong Kong.....   5.3
                             Italy.........   4.9
                             South Korea...   4.8
                             Netherlands...   3.9
                             Singapore.....   3.8
                             Switzerland...   3.5
                             India.........   1.9
                             Brazil........   1.8
                             China.........   1.5
                             Spain.........   1.5
                             Russia........   1.4
                             Bermuda.......   1.3
                             Thailand......   1.3
                             Finland.......   1.2
                             Australia.....   1.1
                             Austria.......   1.0
                             South Africa..   1.0
                             Turkey........   0.9
                             Israel........   0.8
                             Denmark.......   0.7
                             Philippines...   0.6
                             Mexico........   0.5
                             Norway........   0.5
                             Sweden........   0.5
                                            -----
                                            107.1%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                Shares   (Note 2)(4)
      --------------------------------------------------------------------
      COMMON STOCK -- 95.9%
      Australia -- 1.1%
        Alumina, Ltd.#.............................    722,153 $ 4,124,270
        Goodman Fielder, Ltd.#.....................  5,034,421   8,708,880
                                                               -----------
                                                                12,833,150
                                                               -----------
      Austria -- 1.0%
        Telekom Austria AG.........................    395,340  11,526,924
                                                               -----------
      Bermuda -- 1.3%
        Yue Yuen Industrial Holdings, Ltd..........  4,541,672  14,502,079
                                                               -----------
      Brazil -- 0.8%
        Empressa Brasileira de Aeronautica SA ADR#.    213,962   9,324,464
                                                               -----------
      China -- 1.5%
        China Shenhua Energy Co., Ltd..............  1,315,238   7,828,437
        China Telecom Corp., Ltd................... 11,481,823   9,205,561
                                                               -----------
                                                                17,033,998
                                                               -----------
      Denmark -- 0.7%
        Vestas Wind Systems A/S+...................     79,450   7,509,129
                                                               -----------
      Finland -- 1.2%
        UPM - Kymmene Oyj..........................    646,988  13,672,558
                                                               -----------
      France -- 7.8%
        AXA SA.....................................    139,400   5,653,206
        Eutelsat Communications+...................    436,610  11,647,890
        France Telecom SA#.........................    296,615  11,248,404
        Sanofi - Aventis#..........................    329,630  31,301,026
        Societe BIC SA#............................     28,995   2,153,303
        Total SA#..................................    104,480   8,451,513
        Vinci SA...................................     55,454   4,390,519
        Vivendi Universal SA.......................    299,580  13,771,380
                                                               -----------
                                                                88,617,241
                                                               -----------
      Germany -- 6.8%
        Bayerische Motoren Werke AG#...............    120,480   7,342,928
        Celesio AG#................................    160,070   9,248,886
        Commerzbank AG.............................    141,820   5,576,339
        Deutsche Post AG...........................    439,850  14,927,244
        Infineon Technologies AG+..................  1,567,000  18,639,380
        SAP AG.....................................     63,980   3,259,679
        Siemens AG.................................    120,035  18,211,468
                                                               -----------
                                                                77,205,924
                                                               -----------
      Hong Kong -- 5.3%
        Cheung Kong Holdings, Ltd..................  1,552,488  29,160,736
        Hang Lung Group, Ltd.......................  1,393,573   7,933,956
        Hongkong Electric Holdings, Ltd............    980,169   5,148,221
        Hutchison Whampoa, Ltd.....................  1,123,341  13,386,626
        MTR Corp., Ltd.............................  1,395,780   4,706,366
                                                               -----------
                                                                60,335,905
                                                               -----------
      India -- 1.9%
        Gail India, Ltd. GDR+*.....................    118,579   7,707,635
        Reliance Industries, Ltd. GDR*.............     89,790  13,158,786
                                                               -----------
                                                                20,866,421
                                                               -----------
      Israel -- 0.8%
        Check Point Software Technologies+.........    370,390   8,452,300
                                                               -----------
      Italy -- 4.9%
        Eni SpA....................................    490,431  17,516,408
        Intesa Sanpaolo SpA........................  1,338,110  10,685,290
        Mediaset SpA#..............................    854,344   8,337,080
        UniCredito Italiano SpA....................  2,194,307  18,586,312
                                                               -----------
                                                                55,125,090
                                                               -----------

                                                                 Value
                  Security Description               Shares   (Note 2)(4)

      --------------------------------------------------------------------
      Japan -- 9.1%
        Ebara Corp.#............................... 1,221,000 $  4,420,742
        Hitachi, Ltd.#.............................   379,898    2,656,043
        Konica Minolta Holdings, Inc...............   460,832    8,836,595
        Mitsubishi UFJ Financial Group, Inc........ 1,943,000   19,040,430
        NGK Spark Plug Co., Ltd.#..................   374,000    6,630,717
        NOK Corp...................................   134,200    2,728,338
        Nomura Holdings, Inc.#.....................   382,168    6,844,471
        Shinsei Bank, Ltd.#........................ 2,809,637   10,062,090
        Sumitomo Mitsui Financial Group, Inc.#.....     2,275   19,881,376
        Sumitomo Rubber Industries, Ltd............   118,500    1,156,837
        Takeda Pharmaceutical Co., Ltd.............   169,654   10,963,226
        Takuma Co., Ltd.#..........................   323,000    1,440,875
        USS Co, Ltd................................   131,840    8,503,925
                                                              ------------
                                                               103,165,665
                                                              ------------
      Mexico -- 0.5%
        Telefonos de Mexico SAB de CV ADR#.........   156,458    5,831,190
                                                              ------------
      Netherlands -- 3.9%
        ING Groep NV...............................   662,250   25,479,067
        Koninklijke Philips Electronics NV.........   111,750    4,650,285
        Reed Elsevier NV...........................   786,120   14,479,178
                                                              ------------
                                                                44,608,530
                                                              ------------
      Norway -- 0.5%
        Telenor ASA+...............................   239,298    5,543,254
                                                              ------------
      Philippines -- 0.6%
        Philippine Long Distance Telephone Co......    93,500    6,751,489
        Philippine Long Distance Telephone Co. ADR.       442       32,102
                                                              ------------
                                                                 6,783,591
                                                              ------------
      Russia -- 1.4%
        Mobile Telesystems OJSC ADR................   101,952    9,247,046
        OAO Gazprom ADR............................   126,800    6,656,600
                                                              ------------
                                                                15,903,646
                                                              ------------
      Singapore -- 3.8%
        Flextronics International, Ltd.+#.......... 1,000,740   11,968,850
        Parkway Holdings, Ltd.#.................... 1,164,000    3,055,219
        Singapore Telecommunications, Ltd.......... 6,314,999   16,924,385
        United Overseas Bank, Ltd..................   798,387   10,961,123
                                                              ------------
                                                                42,909,577
                                                              ------------
      South Africa -- 1.0%
        Ellerine Holdings, Ltd.....................   375,655    4,425,760
        Foschini, Ltd..............................   474,115    3,367,381
        Massmart Holdings, Ltd.....................   365,443    3,882,280
                                                              ------------
                                                                11,675,421
                                                              ------------
      South Korea -- 4.8%
        Hana Financial Group, Inc..................   270,550   12,782,206
        Kookmin Bank...............................   119,383    8,675,407
        KT Corp. ADR#..............................   176,477    4,627,227
        Lotte Shopping Co., Ltd....................    12,315    5,021,109
        Samsung Electronics Co., Ltd...............    38,348   23,616,016
                                                              ------------
                                                                54,721,965
                                                              ------------
      Spain -- 1.5%
        Gamesa Corp. Tecnologica SA................    65,529    2,971,494
        Telefonica SA..............................   424,804   14,218,681
        Telefonica SA ADR..........................       279       28,087
                                                              ------------
                                                                17,218,262
                                                              ------------

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                Security Description                 Shares    (Note 2)(4)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Sweden -- 0.5%
     Husqvarna AB, Class A#.......................     55,729 $      597,847
     Husqvarna AB, Class B........................    185,766      1,993,146
     Securitas AB, Class B........................    208,465      2,850,108
     Securitas Systems AB, Class B................    208,465        658,378
                                                              --------------
                                                                   6,099,479
                                                              --------------
   Switzerland -- 3.5%
     Adecco SA....................................    233,970     12,977,521
     Ciba Specialty Chemicals AG..................    190,320      8,577,696
     Novartis AG..................................    313,260     17,734,749
                                                              --------------
                                                                  39,289,966
                                                              --------------
   Taiwan -- 5.6%
     Chunghwa Telecom Co., Ltd. ADR...............    578,606     11,531,617
     Lite - On Technology Corp....................  8,512,777     14,719,409
     Mega Financial Holding Co., Ltd.............. 18,343,000     11,337,464
     Taishin Financial Holding Co., Ltd.+......... 13,332,000      5,696,039
     Taiwan Semiconductor Manufacturing Co., Ltd.. 10,698,328     20,149,806
                                                              --------------
                                                                  63,434,335
                                                              --------------
   Thailand -- 1.3%
     Advanced Info Service Public Co., Ltd........  2,964,400      8,101,248
     Krung Thai Bank PCL(3)....................... 22,353,200      6,835,499
                                                              --------------
                                                                  14,936,747
                                                              --------------
   Turkey -- 0.9%
     Turkcell Iletisim Hizmetleri AS ADR..........    381,090     10,419,000
                                                              --------------
   United Kingdom -- 21.9%
     Aviva PLC....................................    924,468     12,977,869
     BP PLC.......................................  1,790,792     21,703,414
     BP PLC ADR#..................................        180         13,093
     British Energy Group PLC.....................  1,999,543     21,461,531
     British Sky Broadcasting Group PLC...........  1,437,470     18,482,633
     Burberry Group PLC...........................    657,675      7,780,626
     Compass Group PLC............................    712,754      4,665,967
     Electrocomponents PLC........................  1,218,762      5,543,689
     G4S PLC......................................    711,803      3,194,574
     GlaxoSmithKline PLC..........................    718,821     18,973,444
     HSBC Holdings PLC............................    810,775     13,769,503
     Invesco PLC..................................    659,489      8,517,148
     Kingfisher PLC...............................  3,659,325     11,466,863
     Old Mutual PLC...............................  5,639,463     19,519,588
     Pearson PLC..................................    842,787     12,933,494
     Persimmon PLC................................    121,100      1,986,698
     Royal Bank of Scotland Group PLC.............  1,545,142     14,560,314
     Royal Dutch Shell PLC, Class A...............    167,235      6,780,222
     Royal Dutch Shell PLC, Class B...............    354,545     14,242,092
     Vodafone Group PLC...........................  5,624,627     21,047,730
     Yell Group PLC...............................  1,025,690      8,773,467
                                                              --------------
                                                                 248,393,959
                                                              --------------
   Total Common Stock
      (cost $988,481,016).........................             1,087,939,770
                                                              --------------

                                                  Shares/
                                                 Principal        Value
               Security Description               Amount       (Note 2)(4)

    ------------------------------------------------------------------------
    PREFERRED STOCK -- 1.0%
    Brazil -- 1.0%
      Cia Vale do Rio Doce ADR.................     373,884  $   10,816,464
      Contax Participacoes SA ADR..............     254,706         328,571
                                                             --------------
       (cost $4,051,144).......................                  11,145,035
                                                             --------------
    RIGHTS -- 0.0%
    Hong Kong -- 0.0%
      Byd Co. Expires 06/18/07 (cost $0).......       2,333               0
                                                             --------------
    Total Long - Term Investment Securities
       (cost $992,532,160).....................               1,099,084,805
                                                             --------------
    SHORT - TERM INVESTMENT SECURITIES -- 10.2%
    United States -- 10.2%
    Collective Investment Pool -- 7.3%
      Securities Lending Quality Trust(1)......  82,842,728      82,842,728
                                                             --------------
    U.S. Government Agencies -- 2.9%
      Federal Home Loan Bank Disc. Notes
       3.80% due 12/03/07...................... $33,515,000      33,507,925
                                                             --------------
    Total Short - Term Investment Securities
       (cost $116,350,653).....................                 116,350,653
                                                             --------------
    TOTAL INVESTMENTS
       (cost $1,108,882,813)(2)................       107.1%  1,215,435,458
    Liabilities in excess of other assets......        (7.1)    (80,535,961)
                                                -----------  --------------
    NET ASSETS --                                     100.0% $1,134,899,497
                                                ===========  ==============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $20,866,421 representing 1.90% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)Fair valued security; see Note 2.
(4)A substantial number of the portfolio's holdings were valued using the fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $1,000,655,911 representing 88.17% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements

VALIC Company I Global Equity Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                 Oil Companies -- Integrated............   7.1%
                 Collective Investment Pool.............   6.8
                 Banks -- Commercial....................   6.1
                 Auto -- Cars/Light Trucks..............   4.0
                 Medical Products.......................   4.0
                 Insurance -- Multi-line................   3.8
                 Finance -- Investment Banker/Broker....   3.7
                 Steel -- Producers.....................   3.7
                 Medical -- Drugs.......................   3.5
                 Medical -- HMO.........................   3.3
                 Multimedia.............................   3.2
                 Electronic Forms.......................   3.0
                 Wireless Equipment.....................   3.0
                 Aerospace/Defense......................   2.9
                 Tobacco................................   2.9
                 Telephone -- Integrated................   2.7
                 Diversified Minerals...................   2.4
                 Banks -- Super Regional................   2.3
                 Oil Field Machinery & Equipment........   2.3
                 Soap & Cleaning Preparation............   2.3
                 Insurance -- Reinsurance...............   2.1
                 Oil Refining & Marketing...............   2.1
                 Enterprise Software/Service............   2.0
                 Electronic Components -- Semiconductors   1.8
                 Office Automation & Equipment..........   1.8
                 Retail -- Apparel/Shoe.................   1.7
                 Shipbuilding...........................   1.7
                 Airlines...............................   1.6
                 Metal -- Diversified...................   1.5
                 Mining.................................   1.4
                 Oil -- Field Services..................   1.4
                 Telecom Services.......................   1.4
                 Transport -- Marine....................   1.4
                 Computers -- Memory Devices............   1.3
                 Independent Power Producers............   1.2
                 Audio/Video Products...................   1.1
                 Consulting Services....................   1.1
                 Food -- Retail.........................   1.1
                 Diversified Financial Services.........   1.0
                 Import/Export..........................   0.9
                 Beverages -- Non-alcoholic.............   0.7
                 Medical -- Generic Drugs...............   0.7
                 Non-Ferrous Metals.....................   0.6
                 Gas -- Distribution....................   0.5
                 Rental Auto/Equipment..................   0.5
                 Retail -- Major Department Stores......   0.5
                 E-Commerce/Products....................   0.2
                 Repurchase Agreements..................   0.1
                 U.S. Government Treasuries.............   0.1
                                                         -----
                                                         106.5%
                                                         =====

Country Allocation*

                             United States.  54.2%
                             Japan.........  10.9
                             United Kingdom   7.5
                             Switzerland...   5.7
                             Germany.......   4.1
                             Finland.......   3.0
                             South Korea...   2.7
                             Sweden........   2.6
                             Belgium.......   2.2
                             Canada........   2.2
                             France........   1.9
                             Bermuda.......   1.4
                             Norway........   1.4
                             Cayman Islands   1.3
                             Singapore.....   1.3
                             Ireland.......   1.2
                             Austria.......   1.0
                             Australia.....   0.6
                             Russia........   0.6
                             Brazil........   0.4
                             Italy.........   0.3
                                            -----
                                            106.5%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                  Value
                   Security Description                Shares  (Note 2)(3)
      --------------------------------------------------------------------
      COMMON STOCK -- 99.5%
      Australia -- 0.6%
        Minara Resources, Ltd.#....................... 454,073 $ 2,515,736
                                                               -----------
      Austria -- 1.0%
        Voestalpine AG................................  60,875   4,459,862
                                                               -----------
      Belgium -- 2.2%
        Delhaize Group................................  56,436   4,917,505
        Fortis........................................  42,187   1,131,806
        KBC Groep NV..................................  28,229   3,905,130
                                                               -----------
                                                                 9,954,441
                                                               -----------
      Bermuda -- 1.4%
        Accenture Ltd., Class A#...................... 142,000   4,907,520
        Orient Overseas International, Ltd............ 179,000   1,386,408
                                                               -----------
                                                                 6,293,928
                                                               -----------
      Brazil -- 0.4%
        Banco Do Brasil SA............................ 107,200   1,901,579
                                                               -----------
      Canada -- 2.2%
        Suncor Energy, Inc............................  39,300   3,757,661
        Teck Cominco, Ltd............................. 112,648   4,314,634
        Teck Cominco, Ltd., Class B...................  44,352   1,694,690
                                                               -----------
                                                                 9,766,985
                                                               -----------
      Cayman Islands -- 1.3%
        Seagate Technology............................ 235,800   6,081,282
                                                               -----------
      Finland -- 3.0%
        Nokia Oyj..................................... 344,400  13,560,585
                                                               -----------
      France -- 1.9%
        Air France - KLM..............................  35,700   1,282,091
        Credit Agricole SA#........................... 148,757   5,189,596
        Societe Generale..............................   7,017   1,074,611
        Vivendi Universal SA..........................  27,714   1,273,984
                                                               -----------
                                                                 8,820,282
                                                               -----------
      Germany -- 4.1%
        Allianz SE#...................................  52,239  10,751,044
        Salzgitter AG#................................  48,450   7,743,562
                                                               -----------
                                                                18,494,606
                                                               -----------
      Ireland -- 1.2%
        Allied Irish Banks PLC........................ 168,991   3,832,883
        Bank of Ireland............................... 100,864   1,598,242
                                                               -----------
                                                                 5,431,125
                                                               -----------
      Italy -- 0.3%
        UniCredito Italiano SpA....................... 154,159   1,305,764
                                                               -----------
      Japan -- 10.9%
        Canon, Inc.#.................................. 153,700   8,093,527
        JFE Holdings, Inc.............................  66,800   3,666,302
        Matsushita Electric Industrial Co., Ltd....... 247,000   5,000,872
        Mitsubishi Corp............................... 142,100   4,108,651
        Mitsui O.S.K. Lines, Ltd.#.................... 324,000   4,855,169
        Nissan Motor Co., Ltd.#....................... 423,500   4,858,634
        Sumitomo Metal Industries, Ltd................ 236,000   1,046,821
        Sumitomo Metal Mining Co., Ltd................ 224,000   4,650,643
        Suzuki Motor Corp.#........................... 408,600  13,343,966
                                                               -----------
                                                                49,624,585
                                                               -----------
      Norway -- 1.4%
        Petroleum Geo - Services ASA.................. 230,350   6,584,865
                                                               -----------
      Russia -- 0.6%
        Mining & Metallurgical Co. Norilsk Nickel ADR.   8,750   2,546,250
                                                               -----------
      Singapore -- 1.3%
        Singapore Airlines, Ltd....................... 467,600   5,798,056
                                                               -----------

                                                                 Value
                 Security Description                Shares   (Note 2)(3)
     ---------------------------------------------------------------------
     South Korea -- 2.7%
       Hyundai Heavy Industries Co., Ltd..........      6,670 $  3,428,175
       Hyundai Mipo Dockyard Co., Ltd.............     11,929    4,162,334
       Korea Investment Holdings Co., Ltd.........     45,280    3,581,194
       Shinhan Financial Group Co., Ltd...........     20,420    1,117,945
                                                              ------------
                                                                12,289,648
                                                              ------------
     Sweden -- 2.6%
       Boliden AB.................................    275,100    3,891,938
       Hennes & Mauritz AB, Class B...............    127,250    7,967,530
                                                              ------------
                                                                11,859,468
                                                              ------------
     Switzerland -- 5.7%
       Credit Suisse Group........................    103,289    6,184,827
       Roche Holding AG...........................     18,863    3,580,359
       Swiss Reinsurance..........................    128,136    9,448,119
       Zurich Financial Services AG...............     22,305    6,454,662
                                                              ------------
                                                                25,667,967
                                                              ------------
     United Kingdom -- 7.5%
       Antofagasta PLC............................    411,513    6,469,881
       Ashtead Group PLC..........................  1,449,500    2,267,836
       Barclays PLC...............................    244,112    2,827,966
       Centrica PLC...............................    320,120    2,394,216
       Marks & Spencer Group PLC..................    187,743    2,254,302
       Reckitt Benckiser PLC......................    171,097   10,160,102
       Royal Bank of Scotland Group PLC...........    589,000    5,550,315
       Royal Dutch Shell PLC, Class A.............     55,692    2,246,258
                                                              ------------
                                                                34,170,876
                                                              ------------
     United States -- 47.2%
       Adobe Systems, Inc.+.......................    322,900   13,607,006
       Bank of America Corp.......................    231,000   10,656,030
       Chevron Corp...............................     64,800    5,687,496
       Eli Lilly & Co.............................     72,600    3,844,170
       Embarq Corp................................    127,262    6,483,999
       ExxonMobil Corp............................    119,854   10,686,183
       Johnson & Johnson..........................    266,800   18,073,032
       JPMorgan Chase & Co........................     69,800    3,184,276
       Lockheed Martin Corp.......................    118,700   13,136,529
       Loews Corp.--Carolina Group................    149,500   13,298,025
       Marathon Oil Corp..........................    173,400    9,693,060
       Mirant Corp.+#.............................    139,000    5,364,010
       National-Oilwell Varco, Inc.+..............    150,700   10,270,205
       NutriSystem, Inc.+#........................     27,550      692,882
       NVIDIA Corp.+..............................    256,800    8,099,472
       Oracle Corp.+..............................    449,000    9,060,820
       PepsiCo, Inc...............................     40,000    3,087,200
       Pfizer, Inc................................    359,655    8,545,403
       Qwest Communications International, Inc.+#.    153,500    1,017,705
       Sprint Nextel Corp.........................    103,378    1,604,427
       The Goldman Sachs Group, Inc.#.............     32,500    7,365,800
       UnitedHealth Group, Inc....................     51,500    2,832,500
       Valero Energy Corp.........................    148,000    9,630,360
       Verizon Communications, Inc................    219,600    9,488,916
       Viacom, Inc., Class B+.....................    309,400   13,000,988
       Watson Pharmaceuticals, Inc.+#.............    112,181    3,288,025
       WellPoint, Inc.+...........................    148,200   12,479,922
                                                              ------------
                                                               214,178,441
                                                              ------------
     Total Long-Term Investment Securities
        (cost $418,293,098).......................             451,306,331
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 6.9%
     Collective Investment Pool -- 6.8%
       Securities Lending Quality Trust(1)........ 30,842,046   30,842,046
                                                              ------------

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Shares/
                                                           Principal     Value
                  Security Description                      Amount    (Note 2)(3)
----------------------------------------------------------------------------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   3.97% due 03/27/08@.................................... $400,000  $    340,986
   3.91% due 03/27/08@....................................   60,000       113,207
                                                                     ------------
                                                                          454,193
                                                                     ------------
Total Short-Term Investment Securities
   (cost $31,296,239).....................................             31,296,239
                                                                     ------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with Bank of America NA, bearing interest at
   4.48% dated 11/30/07 to be repurchased 12/03/07 in the
   amount of $376,140 and collateralized by Federal Home
   Loan Bank Notes, bearing interest at 5.25% due
   01/16/2009 and having an approximate value of $386,250
   (cost $376,000)........................................  376,000       376,000
                                                                     ------------
TOTAL INVESTMENTS --
   (cost $449,965,337) (2)................................    106.5%  482,978,570
  Liabilities in excess of other assets...................     (6.5)  (29,274,721)
                                                           --------  ------------
NET ASSETS --                                                 100.0% $453,703,849
                                                           ========  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)A substantial number of the Portfolio's holdings were valued using the fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $205,340,100 representing 45.3% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt

Open Futures Contracts
---------------------------------------------------------------------------------
                                                                     Unrealized
Number of                Expiration    Value at     Value as of     Appreciation
Contracts  Description      Date      Trade Date November 30, 2007 (Depreciation)
---------------------------------------------------------------------------------
 6 Long   S&P 500 Index December 2007 $2,203,523    $2,225,550        $22,027
                                                                      =======

      Open Forward Foreign Currency Contract
      -------------------------------------------------------------------
                                                            Gross
               Contract to      In Exchange    Delivery   Unrealized
                 Deliver            For          Date    Appreciation
      -------------------------------------------------------------------
             *AUD  19,803,600 USD  17,704,289 01/16/2008  $  252,062
             *CAD  18,217,100 USD  18,904,258 01/16/2008     678,995
            *CHF    1,202,500 USD   1,076,515 12/19/2007      13,141
            *EUR   12,324,900 USD  18,161,296 12/19/2007     122,683
            *GBP    7,753,000 USD  16,072,804 12/19/2007     142,491
            *JPY  389,437,900 USD   3,546,229 02/20/2008       7,354
             *NOK 107,797,700 USD  19,788,743 12/19/2007     357,979
             *USD   2,803,832 AUD   3,200,200 01/16/2008      16,394
             *USD   5,757,484 CHF   6,748,800 12/19/2007     210,501
             *USD 113,108,243 EUR  80,401,100 12/19/2007   4,566,090
             *USD  44,989,356 GBP  22,262,400 12/19/2007     753,840
             *USD   5,775,547 JPY 650,474,400 02/20/2008     135,402
             *USD  14,113,374 NOK  80,986,500 12/19/2007     484,614
             *USD   1,737,313 SEK  11,831,100 12/19/2007     114,955
                                                          ----------
                                                          $7,856,501
                                                          ==========

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

     --------------------------------------------------------------------------
                                                                  Gross
             Contract to           In Exchange       Delivery   Unrealized
               Deliver                 For             Date    Depreciation
     --------------------------------------------------------------------------
          *AUD    17,976,500    USD    15,712,278   01/16/2008 $  (129,790)
          *CHF    26,097,700    USD    21,914,780   12/19/2007  (1,163,499)
         *EUR     69,634,500    USD    97,805,927   12/19/2007  (4,110,506)
          *GBP    13,716,400    USD    27,670,259   12/19/2007    (513,224)
          *JPY 4,542,210,600    USD    40,186,208   02/20/2008  (1,089,474)
           *NOK   16,135,700    USD     2,772,926   12/19/2007    (135,569)
         *SEK     82,134,500    USD    12,549,171   12/19/2007    (309,740)
           *USD   63,171,833    AUD    70,838,700   01/16/2008    (744,139)
           *USD   15,319,345    CAD    15,022,200   01/16/2008    (290,414)
          *USD     3,542,600    CHF     3,929,200   12/19/2007     (67,996)
           *USD   19,356,020    EUR    13,153,700   12/19/2007    (104,382)
           *USD   10,685,960    GBP     5,166,000   12/19/2007     (71,230)
           *USD   20,967,933    JPY 2,271,188,700   02/20/2008    (329,334)
           *USD   16,158,404    NOK    87,463,200   12/19/2007    (392,977)
          *USD     3,414,595    SEK    21,465,700   12/19/2007     (53,942)
                                                               -----------
                                                                (9,506,216)
                                                               ===========
         Net Unrealized Appreciation (Depreciation)            $(1,649,715)
                                                               ===========

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD--Australian Dollar
CAD--Canada Dollar
CHF--Swiss Franc
EUR--Euro Dollar
GBP--Bristish Pound
JPY--Japanese Yen
NOK--Norwegian Krone
SEK--Swedish Krona
USD--United States Dollar

VALIC Company I Global Social Awareness Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Banks -- Commercial...................... 8.6%
                 Medical -- Drugs......................... 5.6
                 Collective Investment Pool............... 4.4
                 Oil Companies -- Integrated.............. 3.7
                 Finance -- Investment Banker/Broker...... 3.3
                 Banks -- Super Regional.................. 3.0
                 Food -- Misc............................. 3.0
                 Telephone -- Integrated.................. 2.8
                 Insurance -- Multi-line.................. 2.7
                 Computers................................ 2.6
                 Oil Companies -- Exploration & Production 2.5
                 Multimedia............................... 2.0
                 Commercial Paper......................... 1.8
                 Transport -- Rail........................ 1.7
                 Medical -- HMO........................... 1.6
                 Applications Software.................... 1.4
                 Beverages -- Non-alcoholic............... 1.4
                 Chemicals -- Diversified................. 1.4
                 Oil -- Field Services.................... 1.4
                 Diversified Minerals..................... 1.3
                 Enterprise Software/Service.............. 1.3
                 Insurance -- Life/Health................. 1.3
                 Networking Products...................... 1.2
                 Steel -- Producers....................... 1.2
                 Cellular Telecom......................... 1.1
                 Real Estate Operations & Development..... 1.1
                 Electric -- Integrated................... 1.0
                 Medical Products......................... 1.0
                 Retail -- Drug Store..................... 1.0
                 Web Portals/ISP.......................... 1.0
                 Auto -- Cars/Light Trucks................ 0.9
                 Consumer Products -- Misc................ 0.9
                 Industrial Gases......................... 0.9
                 Medical -- Biomedical/Gene............... 0.9
                 Pipelines................................ 0.9
                 Retail -- Restaurants.................... 0.9
                 Semiconductor Equipment.................. 0.9
                 Cosmetics & Toiletries................... 0.8
                 Insurance -- Property/Casualty........... 0.8
                 Building -- Heavy Construction........... 0.7
                 Diversified Manufacturing Operations..... 0.7
                 Finance -- Credit Card................... 0.7
                 Machinery -- Farming..................... 0.7
                 Medical Instruments...................... 0.7
                 Retail -- Discount....................... 0.7
                 Transport -- Services.................... 0.7
                 Wireless Equipment....................... 0.7
                 Banks -- Fiduciary....................... 0.6
                 Gas -- Distribution...................... 0.6
                 Machinery -- Construction & Mining....... 0.6
                 Medical -- Wholesale Drug Distribution... 0.6
                 Office Automation & Equipment............ 0.6
                 Retail -- Major Department Stores........ 0.6
                 Athletic Footwear........................ 0.5
                 Electronic Components -- Misc............ 0.5
                 Finance -- Mortgage Loan/Banker.......... 0.5
                 Finance -- Other Services................ 0.5
                 Food -- Retail........................... 0.5
                 Repurchase Agreements.................... 0.5
                 Airlines................................. 0.4
                 Auto -- Heavy Duty Trucks................ 0.4
                 Building Products -- Cement.............. 0.4
                 Distribution/Wholesale................... 0.4
                 Machinery -- General Industrial.......... 0.4
                 Mining................................... 0.4
                 Real Estate Management/Services.......... 0.4
                 Retail -- Automobile..................... 0.4
                 Retail -- Building Products.............. 0.4
                 Wire & Cable Products.................... 0.4

                 Auto/Truck Parts & Equipment -- Original.. 0.3
                 Cable TV.................................. 0.3
                 Chemicals -- Specialty.................... 0.3
                 Computers -- Memory Devices............... 0.3
                 Computers -- Periphery Equipment.......... 0.3
                 Diversified Financial Services............ 0.3
                 Electric -- Transmission.................. 0.3
                 Engineering/R&D Services.................. 0.3
                 Filtration/Separation Products............ 0.3
                 Food -- Wholesale/Distribution............ 0.3
                 Metal -- Copper........................... 0.3
                 Office Supplies & Forms................... 0.3
                 Oil & Gas Drilling........................ 0.3
                 Real Estate Investment Trusts............. 0.3
                 Toys...................................... 0.3
                 Agricultural Chemicals.................... 0.2
                 Agricultural Operations................... 0.2
                 Appliances................................ 0.2
                 Audio/Video Products...................... 0.2
                 Broadcast Services/Program................ 0.2
                 Building -- Residential/Commercial........ 0.2
                 Diversified Operations/Commercial Services 0.2
                 E-Commerce/Services....................... 0.2
                 Electronic Components -- Semiconductors... 0.2
                 Investment Management/Advisor Services.... 0.2
                 Metal -- Diversified...................... 0.2
                 Optical Supplies.......................... 0.2
                 Photo Equipment & Supplies................ 0.2
                 Printing -- Commercial.................... 0.2
                 Publishing -- Newspapers.................. 0.2
                 Recreational Vehicles..................... 0.2
                 Retail -- Apparel/Shoe.................... 0.2
                 Retail -- Consumer Electronics............ 0.2
                 Savings & Loans/Thrifts................... 0.2
                 Therapeutics.............................. 0.2
                 Transport -- Marine....................... 0.2
                 Water..................................... 0.2
                 Advertising Agencies...................... 0.1
                 Apparel Manufacturers..................... 0.1
                 Building & Construction Products -- Misc.. 0.1
                 Building & Construction -- Misc........... 0.1
                 Building Products -- Doors & Windows...... 0.1
                 Circuit Boards............................ 0.1
                 Computers -- Integrated Systems........... 0.1
                 Data Processing/Management................ 0.1
                 Diversified Operations.................... 0.1
                 E-Commerce/Products....................... 0.1
                 Electric Products -- Misc................. 0.1
                 Electric -- Generation.................... 0.1
                 Electronic Measurement Instruments........ 0.1
                 Electronic Security Devices............... 0.1
                 Engines -- Internal Combustion............ 0.1
                 Finance -- Leasing Companies.............. 0.1
                 Food -- Confectionery..................... 0.1
                 Human Resources........................... 0.1
                 Independent Power Producers............... 0.1
                 Instruments -- Scientific................. 0.1
                 Internet Application Software............. 0.1
                 Machine Tools & Related Products.......... 0.1
                 Machinery -- Electrical................... 0.1
                 Medical -- Generic Drugs.................. 0.1
                 Oil Field Machinery & Equipment........... 0.1
                 Pharmacy Services......................... 0.1
                 Property Trust............................ 0.1
                 Public Thoroughfares...................... 0.1
                 Publishing -- Periodicals................. 0.1
                 Retail -- Auto Parts...................... 0.1
                 Retail -- Misc./Diversified............... 0.1
                 Retail -- Office Supplies................. 0.1

VALIC Company I Global Social Awareness Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                       Telecom Services...........   0.1
                       Telecommunication Equipment   0.1
                       Television.................   0.1
                       Textile -- Products........   0.1
                       Tools -- Hand Held.........   0.1
                       U.S. Government Treasuries.   0.1
                                                   -----
                                                   104.2%
                                                   =====

Country Allocation*

                          United States.......  51.6%
                          United Kingdom......   9.7
                          Japan...............   9.5
                          Germany.............   4.2
                          France..............   3.9
                          Canada..............   3.8
                          Australia...........   3.1
                          Italy...............   2.7
                          Switzerland.........   2.7
                          Netherlands.........   2.2
                          Norway..............   1.6
                          Sweden..............   1.5
                          Austria.............   1.1
                          Belgium.............   1.1
                          Hong Kong...........   0.9
                          Netherlands Antilles   0.9
                          Spain...............   0.9
                          Greece..............   0.7
                          Ireland.............   0.5
                          Bermuda.............   0.4
                          Cayman Islands......   0.4
                          Singapore...........   0.4
                          Finland.............   0.2
                          New Zealand.........   0.1
                          Portugal............   0.1
                                               -----
                                               104.2%
                                               =====

*  Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                      Value
                    Security Description                    Shares (Note 2)(1)
  ----------------------------------------------------------------------------
  COMMON STOCK -- 96.9%
  Australia -- 3.1%
    AGL Energy, Ltd........................................  5,378 $    60,896
    Alumina, Ltd........................................... 30,898     176,461
    Amcor, Ltd............................................. 28,542     172,858
    AMP, Ltd............................................... 29,578     265,424
    Asciano Group+.........................................     85         560
    ASX, Ltd...............................................    340      17,022
    Australia and New Zealand Banking Group, Ltd........... 39,014     972,349
    Babcock & Brown, Ltd...................................  1,759      41,079
    BHP Billiton, Ltd...................................... 60,082   2,282,097
    BlueScope Steel, Ltd................................... 20,651     180,067
    Boral, Ltd.............................................  6,346      36,110
    Brambles, Ltd.......................................... 24,490     267,911
    Centro Properties Group................................  5,598      27,213
    Coca - Cola Amatil, Ltd................................ 38,583     341,475
    Cochlear, Ltd..........................................    190      12,643
    Commonwealth Bank of Australia......................... 26,876   1,418,773
    Computershare, Ltd.....................................  5,331      47,911
    CSL, Ltd............................................... 10,596     327,214
    CSR, Ltd...............................................  4,000      10,754
    DB RREEF Trust.........................................  1,092       1,942
    Fairfax Media, Ltd..................................... 30,856     129,355
    Fortescue Metals Group, Ltd.+..........................  2,073     105,160
    Goodman Fielder, Ltd...................................  9,366      16,202
    GPT Group.............................................. 28,961     110,612
    Harvey Norman Holdings, Ltd............................ 13,152      82,943
    Insurance Australia Group, Ltd.........................  6,102      24,201
    Leighton Holdings, Ltd.................................  2,519     135,638
    Macquarie Airports Management, Ltd..................... 14,067      53,993
    Macquarie Goodman Group................................ 17,275      94,386
    Macquarie Group, Ltd...................................  4,078     293,850
    Macquarie Infrastructure Group......................... 30,359      86,518
    Mirvac Group...........................................  2,582      13,098
    National Australia Bank, Ltd........................... 32,970   1,117,767
    Newcrest Mining, Ltd...................................  7,441     223,874
    Orica, Ltd.............................................  4,590     114,700
    Origin Energy, Ltd..................................... 16,543     126,968
    Qantas Airways, Ltd.................................... 26,865     138,998
    QBE Insurance Group, Ltd............................... 20,107     581,732
    Santos, Ltd............................................  8,665     109,689
    Stockland.............................................. 29,962     238,891
    Suncorp - Metway, Ltd.................................. 12,841     212,171
    Telstra Corp., Ltd..................................... 94,243     262,728
    Toll Holdings, Ltd..................................... 10,207     123,436
    Transurban Group.......................................  3,576      22,744
    Wesfarmers, Ltd........................................  9,799     375,506
    Westfield Group........................................ 41,131     744,079
    Westpac Banking Corp................................... 39,624     993,714
    Woodside Petroleum, Ltd................................  8,646     371,270
    WorleyParsons, Ltd.....................................  4,215     186,980
    Zinifex, Ltd...........................................  9,430     121,317
                                                                   -----------
                                                                    13,873,279
                                                                   -----------
  Austria -- 1.1%
    Andritz AG............................................. 21,095   1,290,257
    Erste Bank der oesterreichischen Sparkassen AG......... 22,034   1,588,353
    Oesterreichische Elektrizitaetswirtschafts AG, Class A.  5,228     353,544
    OMV AG.................................................  8,399     597,164
    Raiffeisen International Bank Holding AG...............  4,603     749,658
    Voestalpine AG.........................................  4,295     314,663
                                                                   -----------
                                                                     4,893,639
                                                                   -----------
  Belgium -- 1.1%
    Bekaert NV............................................. 10,766   1,490,135
    Belgacom SA............................................ 17,381     906,416
    S.A D'Ieteren NV.......................................  1,997     769,765

                                                               Value
                   Security Description              Shares  (Note2)(1)

        ---------------------------------------------------------------
        Belgium (continued)
          Solvay SA.................................  11,356 $1,684,099
                                                             ----------
                                                              4,850,415
                                                             ----------
        Bermuda -- 0.4%
          Cheung Kong Infrastructure Holdings, Ltd..  81,000    316,530
          Covidien, Ltd.............................   6,340    254,298
          Johnson Electric Holdings, Ltd............ 201,000     91,968
          Kerry Properties, Ltd.....................  10,500     97,080
          Li & Fung, Ltd............................  62,000    247,149
          Noble Group, Ltd.......................... 384,000    594,369
          Orient Overseas International, Ltd........   5,500     42,599
          Tyco Electronics, Ltd.....................   4,140    154,795
                                                             ----------
                                                              1,798,788
                                                             ----------
        Canada -- 3.8%
          Agnico - Eagle Mines, Ltd.................   2,150    103,184
          Agrium, Inc...............................   1,870    107,343
          Alimentation Couche Tard, Inc.............   4,160     75,341
          Bank of Montreal..........................   6,820    432,682
          Bank of Nova Scotia.......................  17,510    925,450
          Barrick Gold Corp.........................  15,820    637,894
          Biovail Corp..............................   1,110     16,884
          Brookfield Asset Management, Inc..........   7,000    252,713
          Canadian Imperial Bank of Commerce........   5,410    480,703
          Canadian National Railway Co..............   9,640    466,599
          Canadian Natural Resources, Ltd...........   9,550    620,017
          Canadian Oil Sands Trust..................   5,180    187,733
          Canadian Pacific Railway, Ltd.............   2,650    176,605
          Canadian Tire Corp., Ltd., Class A........   1,640    116,282
          Canetic Resources Trust...................   1,240     16,803
          Cognos, Inc.+.............................     120      6,858
          Eldorado Gold Corp.+......................     780      4,555
          Enbridge, Inc.............................   8,950    332,151
          EnCana Corp...............................  13,440    872,300
          Ensign Energy Services, Inc...............     660      9,656
          Fairfax Financial Holdings, Ltd...........     230     66,701
          Finning International, Inc................  22,000    602,170
          First Quantum Minerals, Ltd...............   1,600    152,008
          Fording Canadian Coal Trust...............   3,110    105,839
          Fortis, Inc...............................   6,010    162,579
          George Weston, Ltd........................   1,790     98,168
          Gildan Activewear, Inc.+..................   1,270     48,250
          Goldcorp, Inc.............................  11,680    377,400
          Harry Winston Diamond Corp................     500     18,500
          Harvest Energy Trust......................     170      3,638
          Husky Energy, Inc.........................   4,720    187,252
          Imperial Oil, Ltd.........................   6,200    298,545
          Jean Coutu Group, Inc., Class A...........   3,520     41,221
          Kinross Gold Corp.+.......................   9,040    155,677
          Loblaw Cos., Ltd..........................   2,980     99,537
          Magna International, Inc..................   1,450    116,006
          Manulife Financial Corp...................  28,440  1,188,283
          Meridian Gold, Inc.+......................   1,120     39,874
          Nexen, Inc................................   8,750    248,425
          Niko Resources, Ltd.......................     220     20,278
          Nortel Networks Corp.+....................   6,630    112,053
          OPTI Canada, Inc.+........................     430      7,654
          Pan American Silver Corp.+................   1,370     43,376
          Penn West Energy Trust....................   2,350     62,372
          Petro - Canada............................   9,440    455,975
          Potash Corp. of Saskatchewan..............   5,910    702,143
          Power Corp. Of Canada.....................   4,160    168,364
          Research In Motion, Ltd.+.................   8,160    928,899
          Rogers Communications, Inc................   9,000    374,059
          Royal Bank of Canada......................  23,680  1,255,103

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares  (Note2)(1)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Canada (continued)
      Shaw Communications, Inc., Class B...............   7,110 $   174,701
      Sherritt International Corp......................   7,870     110,107
      Shoppers Drug Mart Corp..........................   9,230     506,383
      Sun Life Financial, Inc..........................   9,600     505,753
      Suncor Energy, Inc...............................   8,590     821,331
      Talisman Energy, Inc.............................  19,860     350,547
      Teck Cominco, Ltd................................  10,550     404,085
      TELUS Corp.......................................   2,900     134,306
      TELUS Corp. (Non Voting Shares)..................   1,270      59,464
      Thomson Corp.....................................   3,800     147,067
      TransAlta Corp...................................   1,160      36,646
      Trican Well Service, Ltd.........................     920      15,687
      UTS Energy Corp.+................................   5,530      29,476
      WesternZagros Resources, Ltd.....................   2,170       4,839
      Yamana Gold, Inc.................................   4,550      58,925
      Yellow Pages Income Fund.........................   3,990      55,743
                                                                -----------
                                                                 17,397,162
                                                                -----------
    Cayman Islands -- 0.4%
      Hutchison Telecommunications International, Ltd..  21,000      29,803
      Kingboard Chemical Holdings, Ltd.................   9,000      49,541
      Tencent Holdings, Ltd............................  16,000     120,934
      Tingyi Cayman Islands Holding Corp...............  42,000      59,769
      Transocean, Inc..................................  10,471   1,437,564
                                                                -----------
                                                                  1,697,611
                                                                -----------
    Finland -- 0.2%
      Outokumpu Oyj....................................  30,473     983,662
                                                                -----------
    France -- 3.9%
      AXA SA...........................................  57,700   2,339,957
      BNP Paribas SA...................................  26,285   2,943,625
      Business Objects SA+.............................  14,503     881,159
      Essilor International SA.........................  12,228     766,496
      France Telecom SA................................  56,916   2,158,401
      Gaz de France SA.................................  29,683   1,653,551
      Peugeot SA.......................................  12,627     982,090
      PPR..............................................   9,491   1,598,695
      Societe BIC SA...................................  18,505   1,374,267
      Unibail - Rodamco................................   7,037   1,592,350
      Vivendi Universal SA.............................  27,637   1,270,444
                                                                -----------
                                                                 17,561,035
                                                                -----------
    Germany -- 3.7%
      Allianz SE.......................................  13,435   2,764,989
      BASF AG..........................................  18,961   2,626,278
      Bilfinger Berger AG..............................   6,155     500,802
      Celesio AG.......................................  28,104   1,623,856
      Commerzbank AG...................................  45,638   1,794,479
      Deutsche Postbank AG.............................  18,158   1,594,284
      Deutsche Telekom AG.............................. 117,602   2,596,784
      Heidelberger Druckmaschinen AG...................   5,731     181,087
      Linde AG.........................................   4,004     523,456
      Muenchener Rueckversicherungs - Gesellschaft AG..   1,219     221,315
      Salzgitter AG....................................   8,217   1,313,289
      SAP AG...........................................  24,667   1,256,744
                                                                -----------
                                                                 16,997,363
                                                                -----------
    Greece -- 0.7%
      Coca - Cola Hellenic Bottling Co. SA.............  39,135   1,657,293
      Piraeus Bank SA..................................  41,599   1,603,543
      Public Power Corp................................   3,053     149,548
                                                                -----------
                                                                  3,410,384
                                                                -----------

                                                              Value
                   Security Description             Shares  (Note2)(1)
        ---------------------------------------------------------------
        Hong Kong -- 0.9%
          BOC Hong Kong Holdings, Ltd..............  87,500 $   227,492
          Hang Lung Properties, Ltd................  43,000     196,719
          Hang Seng Bank, Ltd......................  12,100     232,852
          Henderson Land Development Co., Ltd......  26,000     229,448
          Hong Kong & China Gas Co., Ltd...........  48,000     141,541
          Hong Kong Exchanges & Clearing, Ltd......  19,500     593,337
          HongKong Electric Holdings, Ltd.......... 104,000     546,248
          Link REIT................................   1,000       2,177
          MTR Corp., Ltd...........................  15,500      52,264
          New World Development Co., Ltd...........  49,000     189,259
          PCCW, Ltd................................   2,000       1,202
          Sino Land Co., Ltd.......................  32,000     113,994
          Sun Hung Kai Properties, Ltd.............  55,000   1,146,211
          Swire Pacific, Ltd., Class A.............  12,500     169,611
          Wharf Holdings, Ltd......................  15,000      89,304
                                                            -----------
                                                              3,931,659
                                                            -----------
        Ireland -- 0.5%
          CRH PLC..................................  29,435   1,113,056
          Iaws Group PLC...........................  37,143     804,407
          Kerry Group PLC..........................   6,157     178,615
                                                            -----------
                                                              2,096,078
                                                            -----------
        Italy -- 2.7%
          Autogrill SpA............................  49,175     862,970
          Banca Intesa SpA......................... 220,013   1,659,892
          Eni SpA..................................  81,994   2,928,527
          Intesa Sanpaolo SpA...................... 312,482   2,495,281
          Italcementi SpA..........................  29,243     606,551
          Telecom Italia SpA....................... 645,508   2,049,139
          Terna Rete Elettrica Nazionale SpA....... 404,044   1,582,597
                                                            -----------
                                                             12,184,957
                                                            -----------
        Japan -- 9.5%
          ACOM Co., Ltd............................     220       5,429
          Advantest Corp...........................   3,900     110,432
          Aeon Co., Ltd............................  22,700     348,227
          Aeon Mall Co., Ltd.......................     800      21,650
          Aisin Seiki Co., Ltd.....................   5,600     226,566
          Ajinomoto Co., Inc.......................  24,000     262,384
          Alfresa Holdings Corp....................     100       5,753
          Alps Electric Co., Ltd...................   1,400      17,629
          Amada Co., Ltd...........................  14,000     128,820
          Asahi Glass Co., Ltd.....................  31,000     431,182
          Asics Corp...............................   4,000      57,335
          Astellas Pharma, Inc.....................  10,700     475,135
          Autobacs Seven Co., Ltd..................  17,100     367,554
          Benesse Corp.............................   1,300      53,822
          Canon Marketing Japan, Inc...............   1,800      36,737
          Canon, Inc...............................  22,500   1,184,804
          Casio Computer Co., Ltd..................   1,800      22,961
          Central Japan Railway Co.................      44     463,054
          Chugai Pharmaceutical Co., Ltd...........   3,600      62,952
          Chuo Mitsui Trust Holdings, Inc..........  13,000     111,790
          Citizen Watch Co., Ltd...................   4,500      48,205
          Coca - Cola West Japan Co., Ltd..........   5,500     125,302
          CSK Holdings Corp........................     900      29,440
          Dai Nippon Printing Co., Ltd.............  20,000     291,624
          Daido Steel Co., Ltd.....................  14,000     103,472
          Daifuku Co., Ltd.........................     500       7,023
          Daiichi Sankyo Co., Ltd..................  12,500     390,881
          Dainippon Ink and Chemicals, Inc.........  10,000      50,342
          Dainippon Screen Manufacturing Co., Ltd..   1,000       5,645
          Daito Trust Construction Co., Ltd........   1,300      62,456
          Daiwa House Industry Co., Ltd............  13,000     171,985

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares (Note2)(1)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Japan (continued)
           Daiwa Securities Group, Inc.............. 35,000 $  352,713
           Denki Kagaku Kogyo Kabushiki Kaisha......  6,000     31,218
           Denso Corp............................... 16,600    675,550
           Dentsu, Inc..............................     56    143,432
           Dowa Mining Co., Ltd..................... 15,000    105,596
           East Japan Railway Co....................     84    694,924
           Ebara Corp............................... 10,000     36,206
           Eisai Co., Ltd...........................  5,200    230,093
           Elpida Memory, Inc.+.....................  1,800     60,820
           Fanuc, Ltd...............................  5,000    523,188
           Fuji Electric Holdings Co., Ltd.......... 17,000     62,946
           Fuji Television Network, Inc.............     36     58,572
           Fujikura, Ltd............................  4,000     19,690
           Fujitsu, Ltd............................. 45,000    314,975
           Furukawa Electric Co., Ltd............... 20,000     86,401
           Glory, Ltd...............................    900     24,428
           H20 Retailing Corp.......................  7,000     58,196
           Hankyu Hanshin Holdings, Inc............. 41,000    190,683
           Haseko Corp.+............................ 15,000     29,948
           Hino Motors, Ltd.........................  7,000     42,768
           Hirose Electric Co., Ltd.................    600     67,641
           Hitachi Cable, Ltd.......................  7,000     45,184
           Hitachi Chemical Co., Ltd................  1,800     42,664
           Hitachi Construction Machinery Co., Ltd..  3,700    133,223
           Hitachi High - Technologies Corp......... 28,500    638,760
           Hokuhoku Financial Group, Inc............  7,000     22,570
           Honda Motor Co., Ltd..................... 45,300  1,557,259
           Hoya Corp................................  9,600    332,997
           Ibiden Co., Ltd..........................  3,000    237,312
           Idemitsu Kosan Co., Ltd..................    500     56,347
           Inpex Holdings, Inc......................     23    238,389
           Isetan Co., Ltd..........................  7,300    106,905
           Ito En, Ltd..............................  5,800    136,903
           J Front Retailing Co., Ltd.+............. 13,000    118,275
           Japan Airlines Corp.+....................  9,000     21,651
           Japan Petroleum Exploration Co...........    400     31,513
           Japan Real Estate Investment Corp........      2     25,405
           JGC Corp.................................  4,000     74,414
           JSR Corp.................................  3,100     75,033
           JTEKT Corp...............................  5,600     96,794
           Jupiter Telecommunications Co.+..........    124    100,133
           Kajima Corp.............................. 18,000     58,867
           Kao Corp................................. 18,000    543,943
           Kawasaki Kisen Kaisha, Ltd............... 13,000    156,825
           KDDI Corp................................     58    411,598
           Keyence Corp.............................  1,000    232,700
           Kintetsu Corp............................ 10,000     33,184
           Konami Corp..............................  1,600     47,207
           Konica Minolta Holdings, Inc............. 11,000    210,928
           Kubota Corp.............................. 32,000    236,368
           Kuraray Co., Ltd.........................  7,000     86,115
           Kurita Water Industries, Ltd.............  3,700    108,284
           Kyocera Corp.............................  4,600    412,848
           Kyowa Hakko Kogyo Co., Ltd...............  2,000     22,675
           Leopalace21 Corp.........................  1,900     56,162
           Makita Corp..............................  5,000    222,506
           Marui Co., Ltd........................... 10,600    108,453
           Matsui Securities Co., Ltd...............    900      7,429
           Matsumotokiyoshi Holdings Co., Ltd.+.....  2,500     49,611
           Matsushita Electric Industrial Co., Ltd.. 52,000  1,052,815
           Matsushita Electric Works, Ltd........... 22,000    229,665
           MEDICEO Holdings Co., Ltd................    200      2,772
           Millea Holdings, Inc..................... 16,200    570,175
           Mitsubishi Chemical Holdings Corp........ 37,500    300,244
           Mitsubishi Estate Co., Ltd............... 23,000    619,937

                                                             Value
                    Security Description           Shares  (Note2)(1)

           ----------------------------------------------------------
           Japan (continued)
             Mitsubishi Gas Chemical Co., Inc.....   8,000 $   82,793
             Mitsubishi Rayon Co., Ltd............   8,000     43,313
             Mitsui Chemicals, Inc................  15,000    109,801
             Mitsui Fudosan Co., Ltd..............  19,000    489,591
             Mitsui Mining & Smelting Co., Ltd....  25,000    107,757
             Mitsui O.S.K. Lines, Ltd.............  24,000    359,642
             Mitsui Sumitomo Insurance Co., Ltd...  24,000    262,270
             Mitsukoshi, Ltd......................  13,000     63,797
             Mitsumi Electric Co., Ltd............   2,800    110,185
             Mizuho Financial Group, Inc..........     160    860,341
             Murata Manufacturing Co., Ltd........   5,500    322,293
             NEC Electronics Corp.+...............     200      5,570
             NGK Insulators, Ltd..................   9,000    278,412
             NGK Spark Plug Co., Ltd..............   1,000     17,729
             Nidec Corp...........................   2,300    172,997
             Nikon Corp...........................   2,000     62,639
             Nintendo Co., Ltd....................   1,800  1,106,467
             Nippon Building Fund, Inc............       8    115,290
             Nippon Electric Glass Co., Ltd.......   6,000    100,716
             Nippon Express Co., Ltd..............  19,000     96,329
             Nippon Light Metal Co., Ltd..........  15,000     26,619
             Nippon Mining Holdings, Inc..........  18,500    135,538
             Nippon Sheet Glass Co., Ltd..........  18,000     98,772
             Nippon Steel Corp.................... 136,000    821,049
             Nippon Telegraph and Telephone Corp..     134    606,084
             Nippon Yusen Kabushiki Kaisha........  27,000    234,449
             Nisshin Steel Co., Ltd...............  35,000    130,423
             Nisshinbo Industries, Inc............   6,000     80,142
             Nissin Food Products Co., Ltd........   1,300     46,317
             Nitto Denko Corp.....................   2,700    139,902
             NOK Corp.............................     900     18,297
             Nomura Holdings, Inc.................  46,700    836,378
             Nomura Real Estate Office Fund, Inc..       1     10,297
             Nomura Research Institute, Ltd.......   4,100    145,723
             NSK, Ltd.............................  17,000    163,614
             NTN Corp.............................   9,000     78,970
             NTT Data Corp........................      44    199,775
             NTT DoCoMo, Inc......................     365    579,429
             NTT Urban Development Corp...........      14     28,208
             Obayashi Corp........................   7,000     35,516
             OKUMA Corp...........................   6,000     69,386
             Olympus Corp.........................   7,000    288,707
             Omron Corp...........................   5,600    146,513
             Onward Kashiyama Co., Ltd............   2,000     21,712
             ORACLE Corp..........................   1,600     72,141
             Oriental Land Co., Ltd...............   1,900    115,852
             ORIX Corp............................   1,870    384,484
             Osaka Gas Co., Ltd...................  53,000    210,644
             Osaka Titanium Technologies Co.......     500     38,807
             Otsuka Corp..........................     200     17,834
             Pioneer Corp.........................   1,200     11,462
             Rakuten, Inc.........................     170     87,360
             Resona Holdings, Inc.................     118    233,601
             Rinnai Corp..........................     700     24,060
             Rohm Co., Ltd........................   2,700    247,112
             Ryohin Keikaku Co., Ltd..............     700     43,367
             Sanyo Electric Co., Ltd.+............  11,000     21,062
             SBI E*Trade Securities Co., Ltd......      14     14,181
             SBI Holdings, Inc....................     142     42,578
             Secom Co., Ltd.......................   5,500    304,585
             Seiko Epson Corp.....................   1,900     42,384
             Sekisui Chemical Co., Ltd............   8,000     54,780
             Sekisui House, Ltd...................  14,000    178,827
             Sharp Corp...........................  27,000    445,036
             Shimizu Corp.........................  15,000     64,851

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description             Shares (Note2)(1)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Japan (continued)
           Shin - Etsu Chemical Co., Ltd........... 11,000 $   655,068
           Shinko Electric Industries Co., Ltd.....    700      15,331
           Shinko Securities Co., Ltd.............. 14,000      62,522
           Shionogi & Co., Ltd.....................  3,000      58,285
           Shiseido Co., Ltd.......................  9,000     216,806
           Showa Denko K.K......................... 14,000      48,064
           Showa Shell Sekiyu K.K..................  4,800      55,336
           SMC Corp................................  2,000     232,291
           Softbank Corp........................... 12,900     297,716
           Sompo Japan Insurance, Inc.............. 16,000     154,951
           Stanley Electric Co., Ltd...............  1,400      34,473
           Sumco Corp..............................  4,300     134,097
           Sumitomo Chemical Co., Ltd.............. 34,000     290,180
           Sumitomo Electric Industries, Ltd....... 29,100     447,115
           Sumitomo Metal Industries, Ltd.......... 96,000     425,825
           Sumitomo Mitsui Financial Group, Inc....    112     978,775
           Sumitomo Realty & Development Co., Ltd..  8,000     243,095
           Sumitomo Rubber Industries, Ltd.........  2,400      23,430
           T&D Holdings, Inc.......................  3,200     186,087
           Taiheiyo Cement Corp.................... 34,000      82,164
           Taisei Corp............................. 15,000      44,489
           Taiyo Yuden Co., Ltd....................  4,000      67,686
           Takashimaya Co., Ltd.................... 12,000     148,566
           Takeda Pharmaceutical Co., Ltd.......... 18,000   1,163,180
           TDK Corp................................  2,900     206,752
           Teijin, Ltd............................. 15,000      65,117
           Terumo Corp.............................  3,600     181,870
           The Bank of Yokohama, Ltd............... 18,000     139,224
           The Chiba Bank, Ltd.....................  9,000      77,505
           The Sumitomo Trust & Banking Co., Ltd... 28,000     233,333
           THK Co., Ltd............................  3,400      62,274
           Toho Co., Ltd...........................  2,900      65,037
           Toho Titanium Co., Ltd..................    500      16,647
           Tokai Rika Co., Ltd.....................    900      27,252
           Tokuyama Corp...........................  3,000      31,402
           Tokyo Broadcasting System, Inc..........  2,500      58,308
           Tokyo Electron, Ltd.....................  4,100     253,211
           Tokyo Gas Co., Ltd...................... 65,000     323,833
           Tokyo Steel Manufacturing Co., Ltd......  2,700      34,654
           Tokyo Tatemono Co., Ltd.................  4,000      47,244
           Tokyu Corp.............................. 26,000     181,553
           Tokyu Land Corp.........................  7,000      66,124
           TonenGeneral Sekiyu K.K.................  5,000      52,008
           Toppan Printing Co., Ltd................ 15,000     147,451
           Toray Industries, Inc................... 30,000     243,307
           Tosoh Corp.............................. 13,000      63,784
           Toto, Ltd...............................  5,000      39,879
           Toyo Seikan Kaisha, Ltd.................  3,000      52,392
           Toyobo Co., Ltd.........................  2,000       4,282
           Toyoda Gosei Co., Ltd...................  1,200      43,146
           Toyota Boshoku Corp.....................  2,000      67,059
           Toyota Industries Corp..................  7,400     310,757
           Trend Micro, Inc........................  2,500     100,940
           Ube Industreis, Ltd..................... 15,000      54,694
           Uni - Charm Corp........................    600      38,841
           UNY Co., Ltd............................ 10,000      88,631
           USS Co, Ltd.............................  9,960     642,439
           West Japan Railway Co...................     47     229,934
           Yahoo! Japan Corp.......................    340     162,916
           Yakult Honsha Co., Ltd..................  1,700      41,807
           Yamaha Motor Co., Ltd................... 31,300     849,107
           Yamato Transport Co., Ltd...............  9,000     125,274
           Yaskawa Electric Corp...................  5,000      65,914
                                                           -----------
                                                            43,289,815
                                                           -----------

                                                                   Value
                   Security Description                  Shares  (Note2)(1)

   -------------------------------------------------------------------------
   Netherlands -- 2.2%
     Aegon NV........................................... 102,401 $ 1,831,216
     ASML Holding NV+...................................  51,925   1,801,280
     James Hardie Industries NV.........................   2,372      13,232
     Koninklijke Ahold NV+.............................. 119,763   1,702,558
     Oce NV.............................................  20,997     380,887
     TNT NV.............................................  43,759   1,791,053
     Unilever NV........................................  70,951   2,493,815
                                                                 -----------
                                                                  10,014,041
                                                                 -----------
   Netherlands Antilles -- 0.9%
     Schlumberger, Ltd..................................  42,032   3,927,890
                                                                 -----------
   New Zealand -- 0.1%
     Contact Energy, Ltd................................  39,664     263,139
     Fletcher Building, Ltd.............................   6,164      55,707
     Telecom Corp. of New Zealand, Ltd..................  20,144      66,371
                                                                 -----------
                                                                     385,217
                                                                 -----------
   Norway -- 1.6%
     Aker Kvaerner ASA..................................  37,600   1,070,213
     DNB NOR ASA........................................ 103,000   1,611,528
     Norsk Hydro ASA.................................... 112,100   1,542,988
     Petroleum Geo - Services ASA+......................   6,650     190,099
     Statoil ASA........................................  63,950   2,075,892
     Tandberg ASA.......................................  25,700     575,275
                                                                 -----------
                                                                   7,065,995
                                                                 -----------
   Portugal -- 0.1%
     Banco Espirito Santo SA............................  27,748     642,769
                                                                 -----------
   Singapore -- 0.4%
     CapitaLand, Ltd....................................  29,000     140,821
     City Developments, Ltd.............................   7,000      69,932
     DBS Group Holdings, Ltd............................  29,000     402,644
     Jardine Cycle & Carriage, Ltd......................   5,000      72,565
     Neptune Orient Lines, Ltd..........................  13,000      37,702
     Olam International, Ltd............................  32,000      68,432
     Overseas - Chinese Banking Corp., Ltd..............  35,000     206,387
     Singapore Airlines, Ltd............................  27,000     334,790
     Singapore Exchange, Ltd............................  12,000     117,730
     United Overseas Bank, Ltd..........................  26,000     356,956
                                                                 -----------
                                                                   1,807,959
                                                                 -----------
   Spain -- 0.9%
     Abertis Infraestructuras SA........................  10,807     361,353
     Acciona SA.........................................     190      64,396
     Acerinox SA........................................  34,233     919,106
     Actividades de Construccion y Servicios SA.........  27,412   1,765,221
     Banco Santander Central Hispano SA.................  41,176     882,739
     Sociedad General de Aguas de Barcelona SA, Class A.   3,508     141,415
                                                                 -----------
                                                                   4,134,230
                                                                 -----------
   Sweden -- 1.5%
     Alfa Laval AB......................................  20,275   1,305,868
     Axfood AB..........................................  14,600     555,663
     Electrolux AB, Class B.............................  58,900     992,423
     Eniro AB...........................................  52,300     570,337
     Husqvarna AB, Class B.............................. 117,400   1,259,624
     Nordea Bank AB.....................................  25,000     419,910
     Svenska Handelsbanken AB, Class A..................  56,300   1,791,012
                                                                 -----------
                                                                   6,894,837
                                                                 -----------
   Switzerland -- 2.7%
     Ciba Specialty Chemicals AG........................  20,036     903,020
     Clariant AG+.......................................  33,370     294,070
     Logitech International SA+.........................  36,676   1,248,988
     Nestle SA..........................................   4,895   2,339,245

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                           Value
                  Security Description          Shares   (Note2)(1)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Switzerland (continued)
             Novartis AG......................     7,763 $   439,491
             Roche Holding AG.................    19,254   3,654,574
             Sonova Holding AG................     5,888     629,603
             Straumann AG.....................     1,726     487,904
             UBS AG...........................     4,129     207,422
             Zurich Financial Services AG.....     7,210   2,086,443
                                                         -----------
                                                          12,290,760
                                                         -----------
           United Kingdom -- 9.7%
             Anglo American PLC...............    17,741   1,200,750
             ARM Holdings PLC.................   165,573     451,583
             AstraZeneca PLC..................    52,627   2,497,117
             Barclays PLC.....................   109,258   1,265,722
             Barratt Developments PLC.........    60,735     580,201
             Berkeley Group Holdings PLC+.....     8,229     238,732
             BG Group PLC.....................   108,968   2,282,527
             BHP Billiton PLC.................    52,977   1,753,475
             Biffa PLC........................    10,167      67,468
             Burberry Group PLC...............    41,493     490,883
             Cadbury Schweppes PLC............   154,953   1,986,019
             Daily Mail & General Trust.......    95,382   1,089,151
             Davis Service Group PLC..........    44,883     487,312
             GlaxoSmithKline PLC..............    96,665   2,551,495
             Hammerson PLC....................    26,967     574,765
             Hays PLC.........................   206,243     538,969
             Home Retail Group PLC............   143,942   1,025,538
             HSBC Holdings PLC................    96,874   1,654,159
             International Power PLC..........   136,883   1,312,949
             Investec PLC.....................   109,580   1,170,485
             Kesa Electricals PLC.............    55,677     271,289
             Legal & General Group PLC........   358,250     956,146
             Liberty International PLC........    39,884     931,256
             Man Group PLC....................   120,346   1,377,869
             Man Group PLC, Class B...........   137,539     192,555
             Michael Page International PLC...    17,755     119,191
             Next PLC.........................    24,600     878,763
             Old Mutual PLC...................   333,510   1,154,361
             Resolution PLC...................     8,117     118,048
             Royal Bank of Scotland Group PLC.   280,471   2,642,958
             Royal Dutch Shell PLC, Class A...    92,150   3,736,045
             Severn Trent PLC.................    13,804     445,124
             Smith & Nephew PLC...............   134,303   1,604,613
             Stagecoach Group PLC.............   181,486     920,914
             Taylor Woodrow PLC...............    29,217     123,580
             United Utilities PLC.............    44,042     678,661
             Vodafone Group PLC............... 1,211,727   4,534,363
                                                         -----------
                                                          43,905,036
                                                         -----------
           United States -- 44.8%
             Aetna, Inc.......................    16,673     931,687
             AFLAC, Inc.......................    15,120     947,117
             Air Products & Chemicals, Inc....    17,700   1,753,008
             Allergan, Inc....................    36,483   2,445,820
             Allstate Corp....................    36,062   1,843,489
             Amazon.com, Inc.+................     2,780     251,757
             American Express Co..............    56,578   3,336,970
             Amgen, Inc.+.....................    37,940   2,096,185
             Apache Corp......................    26,305   2,546,061
             Apple, Inc.+.....................    21,256   3,873,268
             Applied Materials, Inc...........    85,358   1,607,291
             Archer - Daniels - Midland Co....    21,040     764,804
             Bank of America Corp.............   118,979   5,488,501
             Barr Pharmaceuticals, Inc.+......     8,903     478,091
             Best Buy Co., Inc.#..............     7,795     397,935
             Boston Scientific Corp.+.........    17,180     216,983

                                                                 Value
                   Security Description                Shares  (Note2)(1)
      -------------------------------------------------------------------
      United States (continued)
        Bristol - Myers Squibb Co..................... 108,273 $3,208,129
        Broadcom Corp., Class A+......................   5,980    159,905
        C.H. Robinson Worldwide, Inc.#................   4,240    218,572
        Campbell Soup Co..............................   9,540    350,309
        Cardinal Health, Inc..........................  13,582    822,390
        Caterpillar, Inc..............................  40,346  2,900,877
        Chesapeake Energy Corp.#......................  37,126  1,405,219
        Chubb Corp....................................   4,810    262,386
        Cisco Systems, Inc.+.......................... 173,232  4,853,961
        Citigroup, Inc................................ 144,998  4,828,433
        Clear Channel Communications, Inc.............  27,199    976,444
        CME Group, Inc................................     700    461,020
        Colgate - Palmolive Co........................  36,380  2,913,310
        Costco Wholesale Corp.#.......................  16,516  1,113,178
        CSX Corp.#....................................  45,869  1,926,498
        Cummins, Inc..................................   4,080    476,952
        CVS Caremark Corp.#...........................  61,886  2,481,010
        Danaher Corp..................................  31,125  2,702,272
        Deere & Co....................................  15,442  2,652,936
        Dell, Inc.+...................................  86,139  2,113,851
        eBay, Inc.+...................................  28,034    939,980
        Eli Lilly & Co................................  57,710  3,055,744
        Embarq Corp...................................  13,228    673,967
        EMC Corp.+....................................  53,593  1,032,737
        EOG Resources, Inc............................  28,615  2,368,750
        Expeditors International of Washington, Inc.#.   6,640    311,549
        Fannie Mae....................................  30,300  1,164,126
        Fluor Corp....................................   3,040    447,397
        Forest Laboratories, Inc.+#...................  29,131  1,123,000
        Franklin Resources, Inc.......................   6,580    810,524
        Freddie Mac#..................................  29,687  1,041,123
        Genentech, Inc.+..............................  25,870  1,972,587
        General Mills, Inc............................  34,335  2,065,250
        Gilead Sciences, Inc.+........................  20,054    933,313
        Google, Inc., Class A+........................   5,677  3,934,161
        H.J. Heinz Co.................................  19,981    945,101
        Halliburton Co................................  50,840  1,861,252
        Hartford Financial Services Group, Inc........  15,910  1,516,541
        Hess Corp.....................................  24,250  1,727,085
        Hewlett - Packard Co..........................  85,085  4,352,949
        Jacobs Engineering Group, Inc.+#..............   1,160     97,173
        JPMorgan Chase & Co........................... 105,290  4,803,330
        Kellogg Co....................................  31,601  1,707,718
        Kimberly - Clark Corp.........................  38,490  2,686,987
        Lehman Brothers Holdings, Inc.#...............  10,160    636,321
        Lowe's Cos., Inc..............................  70,040  1,709,676
        Marathon Oil Corp.............................     182     10,174
        McDonald's Corp...............................  56,124  3,281,570
        Medco Health Solutions, Inc.+.................   2,370    236,976
        Medtronic, Inc................................  65,325  3,321,776
        Merrill Lynch & Co., Inc......................  35,838  2,148,130
        Microsoft Corp................................ 193,351  6,496,594
        Mirant Corp.+#................................  11,210    432,594
        Murphy Oil Corp...............................   8,201    586,536
        National City Corp.#..........................   7,386    145,947
        National - Oilwell Varco, Inc.+...............   5,026    342,522
        News Corp., Class A........................... 138,572  2,919,712
        NIKE, Inc., Class B...........................  34,636  2,273,853
        NiSource, Inc.#...............................  12,290    227,488
        Noble Energy, Inc.............................  12,027    866,425
        Norfolk Southern Corp.........................  50,010  2,561,012
        Nucor Corp....................................  11,670    690,981
        NVIDIA Corp.+.................................   5,740    181,040
        Omnicom Group, Inc............................  10,550    514,313
        Oracle Corp.+................................. 174,614  3,523,711

VALIC Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                            Value
                  Security Description           Shares   (Note2)(1)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          United States (continued)
            PACCAR, Inc.#.......................  39,167 $  1,982,242
            Paychex, Inc........................  13,296      518,544
            Pepco Holdings, Inc.................  27,837      782,220
            Pitney Bowes, Inc...................  18,260      703,010
            PNC Financial Services Group, Inc.#.   4,770      349,212
            Praxair, Inc........................  26,544    2,266,327
            QUALCOMM, Inc.......................  83,495    3,404,926
            R.R. Donnelley & Sons Co............   7,310      267,985
            Regions Financial Corp..............  13,170      348,083
            Republic Services, Inc..............   4,710      156,231
            Safeway, Inc........................   9,690      337,212
            Schering - Plough Corp..............  99,360    3,109,968
            Seagate Technology+(2)(3)(4)........  22,401            0
            Simon Property Group, Inc...........  10,510    1,034,709
            Southern Copper Corp.#..............  11,741    1,299,142
            Southwest Airlines Co.#.............  41,650      589,348
            Spectra Energy Corp.................  69,180    1,704,595
            Sprint Nextel Corp.................. 147,060    2,282,371
            Staples, Inc........................  10,440      247,428
            State Street Corp...................   3,310      264,436
            Stryker Corp........................  15,267    1,108,842
            SunTrust Banks, Inc.................  16,032    1,124,004
            Sysco Corp..........................  37,090    1,205,796
            Target Corp.#.......................  39,455    2,369,667
            The AES Corp.+......................  26,233      573,191
            The Bank of New York Mellon Corp....  49,546    2,376,226
            The Charles Schwab Corp.............  15,590      378,993
            The Coca - Cola Co..................  67,386    4,184,671
            The DIRECTV Group, Inc.+............  22,101      549,652
            The Gap, Inc........................  10,124      206,530
            The Travelers Cos., Inc.............  35,423    1,881,316
            The Walt Disney Co..................  96,370    3,194,665
            Thermo Fisher Scientific, Inc.+.....   7,540      434,606
            Time Warner Cable, Inc.+#...........   6,860      178,566
            UnitedHealth Group, Inc.............  63,014    3,465,770
            US Bancorp..........................  98,954    3,274,388
            Viacom, Inc., Class B+..............  47,940    2,014,439
            Vornado Realty Trust................   5,490      494,100
            Wachovia Corp.#.....................  83,611    3,595,273
            Walgreen Co.........................  44,512    1,628,694
            Washington Mutual, Inc.#............  39,557      771,362
            WellPoint, Inc.+....................  32,081    2,701,541
            Williams Cos., Inc..................  46,658    1,619,499
            Windstream Corp.#...................  31,480      407,666
            WM Wrigley Jr. Co...................   4,770      305,280
            WW Grainger, Inc.#..................   5,540      489,182
            Yahoo!, Inc.+.......................  20,868      559,471
                                                         ------------
                                                          203,227,693
                                                         ------------
          Total Common Stock
             (cost $438,637,672)................          439,262,274
                                                         ------------
          PREFERRED STOCK -- 0.5%
          Germany -- 0.5%
            ProSiebenSat.1Media AG..............  13,173      351,404
            RWE AG..............................   4,887      577,339
            Volkswagen AG.......................  10,216    1,551,370
                                                         ------------
          Total Preferred Stock
             (cost $2,442,752)..................            2,480,113
                                                         ------------

                                                         Shares/
                                                        Principal      Value
                Security Description                     Amount      (Note2)(1)
---------------------------------------------------------------------------------
WARRANTS -- 0.0%
  WesternZagros Resources, Ltd.
   Expires 01/18/08 (Strike Price CAD 2.50)
   (cost $209)........................................         217  $         61
                                                                    ------------
Total Long-Term Investment Securities
   (cost $441,080,633)................................               441,742,448
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.3%
Collective Investment Pool -- 4.4%
  Securities Lending Quality Trust(5).................  19,829,056    19,829,056
                                                                    ------------
Commercial Paper -- 1.8%
  Erste Finance LLC
   4.62% due 12/03/07................................. $ 8,000,000     7,997,947
                                                                    ------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   2.87% due 02/07/08@................................     500,000       497,308
                                                                    ------------
Total Short-Term Investment Securities
   (cost $28,324,311).................................                28,324,311
                                                                    ------------
REPURCHASE AGREEMENT -- 0.5%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.06%, dated 11/30/07, to be
   repurchased 12/03/07 in the amount of $2,081,704
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 3.25%, due 02/15/09 and
   having an approximate value of $2,144,235
   (cost $2,081,000)..................................   2,081,000     2,081,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $471,485,944)(6).............................       104.2%  472,147,759
Liabilities in excess of other assets.................        (4.2)  (18,821,350)
                                                       -----------  ------------
NET ASSETS --                                                100.0% $453,326,409
                                                       ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)A substantial number of the Fund's holdings were valued using the fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $215,100,819 representing 47.4% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security; see Note 2
(3)Illiquid security
(4)To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Global Social Awareness Fund held the following restricted securities:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock.....  11/22/00   22,401     $0        $0     $0.00      0.00%

(5)The security was purchased with the cash collateral received from securities loaned (see Note 2).
(6)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
----------------------------------------------------------------------------------
                                                                      Unrealized
Number of                Expiration    Value at      Value as of     Appreciation
Contracts  Description      Date      Trade Date  November 30, 2007 (Depreciation)
----------------------------------------------------------------------------------
 28 Long  S&P 500 Index December 2007 $10,554,575    $10,385,900      $(168,675)
                                                                      =========

See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Sovereign.................................  33.0%
               Collective Investment Pool................   7.5
               Medical -- Drugs..........................   5.0
               Oil Companies -- Integrated...............   4.7
               Banks -- Commercial.......................   3.6
               Multimedia................................   3.3
               Telephone -- Integrated...................   3.3
               Telecom Services..........................   2.4
               Diversified Manufacturing Operations......   2.1
               Insurance -- Multi-line...................   2.1
               Paper & Related Products..................   1.6
               Cable TV..................................   1.5
               Cellular Telecom..........................   1.5
               Electronic Components -- Misc.............   1.5
               Transport -- Services.....................   1.5
               SupraNational.............................   1.4
               Aerospace/Defense.........................   1.3
               Electronic Components -- Semiconductors...   1.3
               Finance -- Investment Banker/Broker.......   1.1
               Insurance -- Life/Health..................   1.1
               Television................................   1.1
               Publishing -- Books.......................   1.0
               Food -- Catering..........................   0.9
               Power Converter/Supply Equipment..........   0.9
               Real Estate Operations & Development......   0.9
               Retail -- Apparel/Shoe....................   0.9
               Toys......................................   0.9
               Applications Software.....................   0.8
               Computers -- Memory Devices...............   0.8
               Computers -- Periphery Equipment..........   0.8
               Electric -- Integrated....................   0.8
               Insurance Brokers.........................   0.8
               Medical -- Biomedical/Gene................   0.8
               Security Services.........................   0.8
               Diversified Minerals......................   0.7
               Food -- Misc..............................   0.7
               Medical Labs & Testing Services...........   0.7
               Photo Equipment & Supplies................   0.7
               Retail -- Discount........................   0.7
               Auto -- Cars/Light Trucks.................   0.6
               Diversified Operations....................   0.6
               Electric Products -- Misc.................   0.6
               Investment Management/Advisor Services....   0.6
               Medical -- Generic Drugs..................   0.6
               Pipelines.................................   0.6
               Chemicals -- Diversified..................   0.5
               Enterprise Software/Service...............   0.5
               Finance -- Consumer Loans.................   0.5
               Internet Security.........................   0.5
               Audio/Video Products......................   0.4
               Electric -- Distribution..................   0.4
               Gas -- Distribution.......................   0.3
               Medical Instruments.......................   0.2
               Medical -- Hospitals......................   0.2
               Medical Products..........................   0.2
               Diversified Operations/Commerical Services   0.1
                                                          -----
                                                          103.9%
                                                          =====

Country Allocation*

                             United States.  26.2%
                             United Kingdom  13.6
                             Germany.......   7.0
                             South Korea...   5.2
                             France........   4.5
                             Japan.........   4.4
                             Sweden........   4.4
                             Malaysia......   4.1
                             Norway........   3.3
                             Brazil........   3.0
                             Poland........   2.6
                             Netherlands...   2.5
                             Singapore.....   2.3
                             Indonesia.....   2.0
                             Italy.........   2.0
                             Finland.......   1.6
                             Cayman Islands   1.5
                             Hong Kong.....   1.5
                             Spain.........   1.5
                             Luxembourg....   1.4
                             Egypt.........   1.1
                             Mexico........   1.0
                             Taiwan........   0.9
                             Austria.......   0.8
                             Argentina.....   0.7
                             Australia.....   0.7
                             New Zealand...   0.7
                             Bermuda.......   0.6
                             Canada........   0.6
                             South Africa..   0.6
                             Denmark.......   0.5
                             Israel........   0.5
                             Switzerland...   0.5
                             Iraq..........   0.1
                                            -----
                                            103.9%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 62.7%
        Austria -- 0.7%
          Telekom Austria AG(1)..................... 120,080 $ 3,501,171
                                                             -----------
        Bermuda -- 0.6%
          Covidien, Ltd.+...........................  25,291   1,014,422
          Tyco Electronics, Ltd.+...................  25,291     945,630
          Tyco International, Ltd...................  25,291   1,014,928
                                                             -----------
                                                               2,974,980
                                                             -----------
        Cayman Islands -- 1.5%
          ACE, Ltd..................................  57,657   3,449,618
          Seagate Technology........................ 161,636   4,168,593
                                                             -----------
                                                               7,618,211
                                                             -----------
        Denmark -- 0.5%
          Vestas Wind Systems A/S+(1)...............  28,598   2,702,909
                                                             -----------
        Finland -- 1.6%
          Stora Enso Oyj, Class R#(1)............... 293,983   4,849,331
          UPM - Kymmene Oyj(1)...................... 168,687   3,564,800
                                                             -----------
                                                               8,414,131
                                                             -----------
        France -- 4.5%
          AXA SA#(1)................................ 119,489   4,845,739
          France Telecom SA ADR..................... 153,242   5,815,534
          Sanofi - Aventis#(1)......................  47,002   4,463,219
          Total SA#(1)..............................  66,840   5,406,768
          Vivendi Universal SA(1)...................  55,790   2,564,608
                                                             -----------
                                                              23,095,868
                                                             -----------
        Germany -- 4.0%
          Bayerische Motoren Werke AG(1)............  55,255   3,367,642
          Deutsche Post AG(1)....................... 144,737   4,911,958
          E.ON AG#(1)...............................  21,189   4,315,907
          Infineon Technologies AG ADR+#............ 165,670   1,961,533
          Siemens AG ADR............................  39,400   5,979,738
                                                             -----------
                                                              20,536,778
                                                             -----------
        Hong Kong -- 1.5%
          Cheung Kong Holdings, Ltd.(1)............. 243,324   4,570,410
          Swire Pacific, Ltd., Class A(1)........... 220,766   2,995,540
                                                             -----------
                                                               7,565,950
                                                             -----------
        Israel -- 0.5%
          Check Point Software Technologies+........ 121,399   2,770,325
                                                             -----------
        Italy -- 2.0%
          Eni SpA(1)................................ 127,040   4,537,406
          Intesa Sanpaolo SpA(1).................... 401,765   3,208,238
          Mediaset SpA#(1).......................... 239,818   2,340,254
                                                             -----------
                                                              10,085,898
                                                             -----------
        Japan -- 4.4%
          AIFUL Corp.#(1)...........................  64,499   1,260,846
          FUJIFILM Holdings Corp.(1)................  80,707   3,553,943
          Hitachi, Ltd.#(1)......................... 401,911   2,809,946
          Mitsubishi UFJ Financial Group, Inc.(1)... 116,000   1,136,742
          Nintendo Co., Ltd.(1).....................   7,124   4,379,152
          Nomura Holdings, Inc.#(1).................  70,806   1,268,106
          Promise Co., Ltd.#(1).....................  53,600   1,508,678
          Sony Corp. ADR............................  38,857   2,097,112
          Sumitomo Mitsui Financial Group, Inc.#(1).     155   1,354,555
          Takeda Pharmaceutical Co., Ltd.(1)........  47,679   3,081,069
                                                             -----------
                                                              22,450,149
                                                             -----------
        Mexico -- 0.4%
          Telefonos de Mexico SAB de CV ADR#........  52,897   1,971,471
                                                             -----------

                                                              Value
                  Security Description             Shares    (Note 2)
         Netherlands -- 2.5%
           ING Groep NV#(1)......................   119,487 $ 4,597,081
           Koninklijke Philips Electronics NV(1).   120,676   5,021,725
           Reed Elsevier NV(1)...................   180,154   3,318,173
                                                            -----------
                                                             12,936,979
                                                            -----------
         Norway -- 1.1%
           Telenor ASA+(1).......................   241,162   5,586,433
                                                            -----------
         Singapore -- 1.8%
           DBS Group Holdings, Ltd.(1)...........   219,397   3,046,167
           Singapore Telecommunications, Ltd.(1). 1,667,000   4,467,609
           Venture Corp., Ltd.(1)................   193,962   1,699,334
                                                            -----------
                                                              9,213,110
                                                            -----------
         South Africa -- 0.6%
           Sasol, Ltd. ADR#......................    63,630   3,215,860
                                                            -----------
         South Korea -- 1.7%
           Kookmin Bank ADR#.....................    33,378   2,419,905
           Samsung Electronics Co., Ltd.(1)......     7,582   4,669,256
           SK Telecom Co., Ltd. ADR..............    58,720   1,859,663
                                                            -----------
                                                              8,948,824
                                                            -----------
         Spain -- 1.5%
           Gamesa Corp. Tecnologica SA(1)........    42,012   1,905,086
           Telefonica SA ADR.....................    56,803   5,718,358
                                                            -----------
                                                              7,623,444
                                                            -----------
         Switzerland -- 0.5%
           Novartis AG(1)........................    43,790   2,479,106
                                                            -----------
         Taiwan -- 0.9%
           Chunghwa Telecom Co., Ltd. ADR........    89,830   1,790,312
           Lite - On Technology Corp.(1)......... 1,509,714   2,610,441
                                                            -----------
                                                              4,400,753
                                                            -----------
         United Kingdom -- 13.6%
           Aviva PLC(1)..........................   220,880   3,100,758
           BAE Systems PLC(1)....................   378,499   3,577,137
           BP PLC(1).............................   426,865   5,173,369
           British Sky Broadcasting Group PLC(1).   255,698   3,287,701
           Centrica PLC(1).......................   272,288   2,036,475
           Compass Group PLC(1)..................   695,200   4,551,052
           G4S PLC(1)............................   855,503   3,839,500
           GlaxoSmithKline PLC(1)................   164,866   4,351,676
           HSBC Holdings PLC(1)..................   277,053   4,705,229
           Invesco PLC(1)........................   247,529   3,196,780
           National Grid PLC(1)..................   114,673   1,935,879
           Old Mutual PLC(1)..................... 1,008,590   3,490,981
           Pearson PLC(1)........................   206,609   3,170,642
           Rentokil Initial PLC(1)...............   181,861     563,459
           Rolls-Royce Group PLC+(1).............   263,239   2,857,843
           Royal Bank of Scotland Group PLC(1)...   264,400   2,491,517
           Royal Dutch Shell PLC, Class B(1).....   142,106   5,708,406
           Unilever PLC(1).......................   101,385   3,716,430
           Vodafone Group PLC ADR#...............   163,547   6,092,126
           Yell Group PLC(1).....................   253,970   2,172,389
                                                            -----------
                                                             70,019,349
                                                            -----------
         United States -- 16.3%
           Abbott Laboratories...................    59,279   3,409,135
           Amgen, Inc.+..........................    78,240   4,322,760
           AON Corp.#............................    78,710   3,933,139
           Boston Scientific Corp.+..............   182,961   2,310,797
           Bristol - Myers Squibb Co.............    88,390   2,618,996
           Chico's FAS, Inc.+#...................   159,610   1,805,189
           Comcast Corp., Special Class A#+......   171,115   3,458,234
           Discover Financial Services#+.........     8,756     152,092

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Shares/
                                                 Principal       Value
               Security Description               Amount        (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      United States (continued)
        El Paso Corp..........................        195,496 $  3,143,576
        General Electric Co...................         87,630    3,355,353
        JPMorgan Chase & Co...................         73,284    3,343,216
        Lexmark International, Inc., Class A#.         42,300    1,475,424
        Microsoft Corp........................        126,124    4,237,766
        Morgan Stanley........................         17,513      923,285
        News Corp., Class A...................        206,437    4,349,627
        Oracle Corp.+.........................        132,880    2,681,518
        Pfizer, Inc...........................        184,499    4,383,696
        Quest Diagnostics, Inc.#..............         65,980    3,632,859
        Target Corp...........................         60,653    3,642,819
        Tenet Healthcare Corp.+#..............        332,427    1,831,673
        The DIRECTV Group, Inc.+..............        159,586    3,968,904
        The Dow Chemical Co...................         66,218    2,777,183
        The Gap, Inc..........................        116,950    2,385,780
        Time Warner, Inc......................        194,916    3,364,250
        Torchmark Corp........................         37,420    2,308,066
        United Parcel Service, Inc., Class B..         35,370    2,606,062
        Viacom, Inc., Class B+................         90,980    3,822,980
        Watson Pharmaceuticals, Inc.#+........        107,040    3,137,342
                                                              ------------
                                                                83,381,721
                                                              ------------
      Total Common Stock
         (cost $276,453,469)..................                 321,493,420
                                                              ------------
      PREFERRED STOCK -- 0.7%
      Brazil -- 0.7%
        Cia Vale do Rio Doce ADR
         (cost $1,284,880)....................        125,110    3,619,432
                                                              ------------
      GOVERNMENT AGENCIES -- 24.6%
      Argentina -- 0.7%
        Republic of Argentina
         Bonds
         5.39% due 08/03/12(2)................ USD  6,328,000    3,553,172
                                                              ------------
      Australia -- 0.7%
        New South Wales Treasury Corp
         Notes
         8.00% due 03/01/08................... AUD  1,859,000    1,644,669
        Queensland Treasury Corp. Local
         Bonds
         6.00% due 07/14/09................... AUD  2,140,000    1,861,319
                                                              ------------
                                                                 3,505,988
                                                              ------------
      Austria -- 0.1%
        Republic of Austria
         Bonds
         5.00% due 07/15/12*.................. EUR    426,000      648,258
                                                              ------------
      Belgium -- 0.0%
        Kingdom of Belgium
         Debentures
         7.50% due 07/29/08................... EUR    146,000      217,747
                                                              ------------
      Brazil -- 2.3%
        Brazil Nota do Tesouro Nacional
         Notes
         6.00% due 05/15/15................... BRL  1,700,000    1,466,939
        Brazil Nota do Tesouro Nacional
         Notes
         6.00% due 05/15/45................... BRL  4,750,000    3,998,087
        Brazil Nota do Tesouro Nacional
         Notes
         10.00% due 01/01/12.................. BRL  3,915,000    2,112,032
        Brazil Nota do Tesouro Nacional
         Notes
         10.00% due 01/01/14.................. BRL  2,950,000    1,536,435


                                               Principal       Value
              Security Description              Amount        (Note 2)
        Brazil (continued)
          Federal Republic of Brazil
           Notes
           10.00% due 01/01/17............ BRL     5,200,000 $ 2,600,734
                                                             -----------
                                                              11,714,227
                                                             -----------
        Canada -- 0.6%
          Government of Canada
           Bonds
           4.25% due 12/01/08............. CAD     3,260,000   3,271,085
                                                             -----------
        Germany -- 3.0%
          Kreditanstalt fuer Wiederaufbau
           Notes
           0.66% due 08/08/11(2).......... JPY 1,680,000,000  15,122,207
                                                             -----------
        Indonesia -- 2.0%
          Republic of Indonesia
           Bonds
           10.75% due 05/15/16............ IDR39,900,000,000   4,382,779
          Republic of Indonesia
           Bonds
           11.00% due 11/15/20............ IDR31,680,000,000   3,423,979
          Republic of Indonesia
           Bonds
           12.00% due 09/15/26............ IDR 6,000,000,000     696,954
          Republic of Indonesia
           Bonds
           12.80% due 06/15/21............ IDR11,100,000,000   1,344,615
          Republic of Indonesia
           Bonds
           14.28% due 12/15/13............ IDR 4,200,000,000     533,879
                                                             -----------
                                                              10,382,206
                                                             -----------
        Iraq -- 0.1%
          Republic of Iraq
           Bonds
           5.80% due 01/15/28*............ USD     1,000,000     635,000
                                                             -----------
        Luxembourg -- 1.4%
          European Investment Bank
           Senior Notes
           0.78% due 09/21/11(2).......... JPY   780,000,000   7,018,491
                                                             -----------
        Malaysia -- 1.2%
          Government of Malaysia
           Bonds
           3.14% due 12/17/07............. MYR       300,000      89,149
          Government of Malaysia
           Bonds
           3.92% due 09/30/08............. MYR       200,000      59,531
          Government of Malaysia
           Bonds
           4.31% due 02/27/09............. MYR     5,375,000   1,610,997
          Government of Malaysia
           Bonds
           6.45% due 07/01/08............. MYR    12,875,000   3,888,135
          Government of Malaysia
           Bonds
           7.00% due 03/15/09............. MYR       970,000     300,479
                                                             -----------
                                                               5,948,291
                                                             -----------
        Mexico -- 0.6%
          United Mexican States
           Bonds
           8.00% due 12/17/15............. MXN    16,000,000   1,471,135
          United Mexican States
           Bonds
           10.00% due 12/05/24............ MXN    13,700,000   1,484,737
                                                             -----------
                                                               2,955,872
                                                             -----------

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                             Principal        Value
              Security Description            Amount         (Note 2)
         --------------------------------------------------------------
         GOVERNMENT AGENCIES (continued)
         New Zealand -- 0.7%
           Government of New Zealand
            Bonds
            7.00% due 07/15/09..........  NZD     4,490,000 $ 3,399,434
                                                            -----------
         Norway -- 0.7%
           Kingdom of Norway
            Bonds
            5.50% due 05/15/09..........  NOK    19,960,000   3,628,755
                                                            -----------
         Poland -- 2.6%
           Government of Poland
            Bonds
            5.75% due 06/24/08..........  PLN       500,000     202,770
           Government of Poland
            Bonds
            5.75% due 09/23/22..........  PLN     1,090,000     442,162
           Government of Poland
            Bonds
            6.00% due 05/24/09..........  PLN    27,600,000  11,185,723
           Government of Poland
            Bonds
            6.25% due 10/24/15..........  PLN     4,150,000   1,722,029
                                                            -----------
                                                             13,552,684
                                                            -----------
         Singapore -- 0.5%
           Government of Singapore
            Bonds
            1.50% due 04/01/08..........  SGD       300,000     206,802
           Government of Singapore
            Bonds
            4.38% due 01/15/09..........  SGD       765,000     541,659
           Government of Singapore
            Bonds
            5.63% due 07/01/08..........  SGD     2,805,000   1,976,591
                                                            -----------
                                                              2,725,052
                                                            -----------
         South Korea -- 3.5%
           Republic of South Korea
            Bonds
            4.25% due 09/10/08.......... KRW  2,625,000,000   2,824,632
           Republic of South Korea
            Bonds
            4.75% due 06/10/09.......... KRW  1,140,000,000   1,220,814
           Republic of South Korea
            Bonds
            5.25% due 09/10/12..........  KRW     5,300,000   5,615,520
           Republic of South Korea
            Bonds
            5.25% due 03/10/27.......... KRW  2,645,000,000   2,721,933
           Republic of South Korea
            Bonds
            5.50% due 09/10/17..........  KRW 5,250,000,000   5,615,805
                                                            -----------
                                                             17,998,704
                                                            -----------
         Sweden -- 3.8%
           Kingdom of Sweden
            Bonds
            5.00% due 01/28/09..........  SEK    81,750,000  12,929,139
           Kingdom of Sweden
            Bonds
            5.50% due 10/08/12#.........  SEK    27,480,000   4,566,274
           Kingdom of Sweden
            Bonds
            6.50% due 05/05/08..........  SEK    12,400,000   1,958,594
                                                            -----------
                                                             19,454,007
                                                            -----------

                                                 Principal       Value
               Security Description               Amount        (Note 2)
     United States -- 0.1%
       Federal National Mtg. Assoc.
        Notes
        1.75% due 03/26/08.................... JPY 70,000,000 $    631,574
                                                              ------------
     Total Government Agencies
        (cost $119,017,337)...................                 126,362,754
                                                              ------------
     Total Long-Term Investment Securities
        (cost $396,755,686)...................                 451,475,606
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 15.9%
     Collective Investment Pool -- 7.5%
     United States -- 7.5%
       Securities Lending Quality Trust(3)
        (cost $38,526,416)....................   $ 38,526,416   38,526,416
                                                              ------------
     GOVERNMENT AGENCIES -- 8.4%
     Egypt -- 1.1%
       Egypt Treasury Bills
        6.76% due 09/30/08.................... EGP  1,700,000      291,073
       Egypt Treasury Bills
        6.80% due 09/30/08.................... EGP  1,600,000      273,951
       Egypt Treasury Bills
        6.89% due 06/24/08.................... EGP  2,500,000      433,559
       Egypt Treasury Bills
        6.94% due 06/24/08.................... EGP  2,500,000      433,559
       Egypt Treasury Bills
        7.32% due 08/05/08.................... EGP  1,500,000      257,940
       Egypt Treasury Bills
        7.34% due 09/16/08.................... EGP  3,400,000      579,628
       Egypt Treasury Bills
        7.37% due 08/05/08.................... EGP  5,275,000      907,091
       Egypt Treasury Bills
        7.40% due 08/12/08.................... EGP  5,225,000      894,433
       Egypt Treasury Bills
        7.75% due 08/26/08.................... EGP  5,500,000      944,390
       Egypt Treasury Bills
        8.17% due 04/01/08.................... EGP     25,000        4,412
       Egypt Treasury Bills
        8.22% due 04/01/08.................... EGP     25,000        4,411
       Egypt Treasury Bills
        9.30% due 01/08/08.................... EGP  4,700,000      840,921
                                                              ------------
                                                                 5,865,368
                                                              ------------
     Malaysia -- 2.9%
       Bank Negara Malaysia Monetary Notes
        3.17% due 05/15/08.................... MYR  3,500,000    1,038,265
       Malaysia Treasury Bills
        3.23% due 01/04/08.................... MYR    400,000      118,491
       Malaysia Treasury Bills
        3.23% due 02/28/08.................... MYR    700,000      206,255
       Malaysia Treasury Bills
        3.23% due 03/28/08.................... MYR    400,000      117,547
       Malaysia Treasury Bills
        3.23% due 05/09/08.................... MYR  1,800,000      526,864
       Bank Negara Malaysia Monetary Notes
        3.29% due 12/13/07.................... MYR  2,765,000      820,793
       Bank Negara Malaysia Monetary Notes
        3.29% due 12/21/07.................... MYR    710,000      210,603
       Bank Negara Malaysia Monetary Notes
        3.30% due 12/06/07.................... MYR  1,500,000      445,575
       Bank Negara Malaysia Monetary Notes
        3.30% due 12/13/07.................... MYR    310,000       92,024
       Bank Negara Malaysia Monetary Notes
        3.30% due 12/21/07.................... MYR  6,120,000    1,815,336

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal      Value
               Security Description               Amount       (Note 2)
       ------------------------------------------------------------------
       GOVERNMENT AGENCIES (continued)
       Malaysia (continued)
         Bank Negara Malaysia Monetary Notes
          3.30% due 02/28/08(4).............. MYR   7,675,000 $ 2,260,641
         Bank Negara Malaysia Monetary Notes
          3.34% due 02/28/08(4).............. MYR   2,900,000     854,183
         Bank Negara Malaysia Monetary Notes
          3.39% due 02/28/08(4).............. MYR     530,000     156,109
         Bank Negara Malaysia Monetary Notes
          3.55% due 01/11/08................. MYR   8,590,000   2,552,847
         Bank Negara Malaysia Monetary Notes
          3.55% due 03/13/08(4).............. MYR   1,930,000     567,728
         Malaysia Treasury Bills
          3.55% due 06/06/08................. MYR   1,407,000     410,746
         Bank Negara Malaysia Monetary Notes
          3.57% due 02/14/08................. MYR   8,320,000   2,472,540
                                                              -----------
                                                               14,666,547
                                                              -----------
       Norway -- 1.5%
         Norwegian Treasury Bills
          3.96% due 12/19/07................. NOK  18,090,000   3,254,407
         Norwegian Treasury Bills
          3.99% due 12/19/07................. NOK  20,100,000   3,616,007
         Kingdom of Norway
          4.55% due 03/19/08................. NOK   2,400,000     426,327
         Kingdom of Norway
          4.75% due 09/17/08................. NOK   1,380,000     248,263
         Kingdom of Norway
          4.77% due 06/18/08................. NOK     330,000      57,863
                                                              -----------
                                                                7,602,867
                                                              -----------
       Sweden -- 0.6%
         Sweden Treasury Bill
          3.06% due 12/19/07................. SEK   3,800,000     593,690
         Sweden Treasury Bill
          3.81% due 06/18/08................. SEK   9,000,000   1,365,102

                                               Principal       Value
               Security Description             Amount        (Note 2)
      Sweden (continued)
        Sweden Treasury Bill
         3.87% due 09/17/08................. SEK 9,000,000  $  1,377,884
                                                            ------------
                                                               3,336,676
                                                            ------------
      United States -- 2.3%
        Federal Home Loan Bank
         3.80% due 12/03/07.................   $11,650,000    11,647,541
                                                            ------------
      Total Government Agencies
         (cost $41,461,646).................                  43,118,999
                                                            ------------
      Total Short-Term Investment Securities
         (cost $79,988,062).................                  81,645,415
                                                            ------------
      TOTAL INVESTMENTS
         (cost $476,743,748)(5).............         103.9%  533,121,021
      Liabilities in excess of other assets.          (3.9)  (19,919,534)
                                             -------------  ------------
      NET ASSETS --                                  100.0% $513,201,487
                                             =============  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $1,283,258 representing 0.25% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at November 30, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(3)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)Fair valued security; see Note 2
(5)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

            Open Forward Currency Contracts
            --------------------------------------------------------
                                                           Gross
              Contract to      In Exchange    Delivery   Unrealized
                Deliver            For          Date    Appreciation
            --------------------------------------------------------
              MXN  6,426,756 CLP 298,252,908  5/16/2008  $    6,873
              MXN  4,398,010 CLP 201,742,006  5/20/2008         205
              MXN  1,322,091 CLP  60,115,467  9/15/2008         300
              MXN  3,676,778 CLP 168,672,188  6/12/2008         956
              MXN 16,171,585 INR  64,807,626  1/25/2008     155,692
             USD   7,129,986 CAD   7,172,765  6/30/2008      40,179
            *USD   1,600,366 BRL   3,500,000  12/3/2007     347,592
            *BRL   3,500,000 USD   1,954,761  12/3/2007       6,803
              USD    477,227 ISK  30,700,000 12/27/2007      20,048
             USD   1,700,000 JPY 200,864,350  6/30/2008     146,806
              USD     20,174 JPY   2,350,000  7/18/2008       1,461
              USD    400,000 JPY  44,565,600  8/20/2008      11,295
              USD    400,000 JPY  44,716,000  8/20/2008      12,683
              USD    400,000 JPY  44,279,200  8/25/2008       8,803
              USD    815,000 JPY  89,918,950  9/25/2008      17,075
              USD    815,000 JPY  89,857,825  9/25/2008      16,510
             USD   1,610,000 JPY 178,331,650  9/26/2008      40,334
              USD    805,000 JPY  89,540,150  9/26/2008      23,631
             USD   1,000,000 KZT 121,700,000  1/16/2008         138
             USD   1,000,000 KZT 121,800,000  1/18/2008         435
              USD    370,273 RON     944,938 12/27/2007      24,265
             USD   2,589,287 CHF     300,000 10/20/2008      98,900
              USD    437,500 CHF     505,304 10/24/2008      15,339
              USD    437,500 CHF     504,098 10/27/2008      14,300
                                                         ----------
                                                         $1,010,623
                                                         ==========

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

             -------------------------------------------------------
                                                           Gross
              Contract to      In Exchange    Delivery   Unrealized
                Deliver            For          Date    Depreciation
             -------------------------------------------------------
             EUR    287,500  JPY  43,274,500  12/6/2007  $ (30,908)
             NZD  4,189,112  INR 125,200,000  2/29/2008    (11,128)
             RON  4,200,000  NOK   9,314,704 11/17/2008    (45,451)
             USD  1,909,959  BRL   3,500,000   9/4/2008    (21,897)
             USD    100,960  JPY  10,703,750 11/14/2008     (1,543)
             USD  1,000,000  KZT 121,450,000  1/18/2008     (2,440)
             USD    800,000  KZT  98,184,000  3/25/2008     (6,373)
             RON    944,938  USD     393,069 12/27/2007     (1,469)
             USD  1,357,251  CHF   1,500,000  11/6/2008    (12,461)
                                                         ---------
                                                          (133,670)
                                                         =========
             Net Unrealized Appreciation (Depreciation)  $ 876,953
                                                         =========

--------
* Represents open forwards foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CHF--Swiss Franc
CLP--Chilean Peso
EGP--Egyptian Pound
EUR--Euro Dollar
HKD--Hong Kong Dollar
IDR--Indonesian Rupiah
INR--Indian Rupee
ISK--Icelandic Krona
JPY--Japanese Yen
KRW--South Korean Won
KZT--Kazakhstan Tenge
MXN--Mexican Peso
MYR--Malaysian Ringgit
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
RON--New Romanian Leu
SEK--Swedish Krona
SGD--Singapore Dollar
SKK--Slovak Koruna
THB--Thailand Baht
TWD--New Taiwan Dollar
USD--United States Dollar

See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                   United States Treasury Bonds.......  21.0%
                   Federal Home Loan Mtg. Corp........  16.6
                   Collective Investment Pool.........  16.1
                   Repurchase Agreements..............  15.1
                   Federal National Mtg. Assoc........  12.6
                   Federal Home Loan Bank.............   8.5
                   United States Treasury Notes.......   8.5
                   Federal Farm Credit Bank...........   3.8
                   Tennessee Valley Authority.........   3.3
                   Banks -- Special Purpose...........   1.9
                   Oil Companies -- Integrated........   1.9
                   Government National Mtg. Assoc.....   1.4
                   Finance -- Commercial..............   1.0
                   Sovereign..........................   1.0
                   Finance -- Investment Banker/Broker   0.9
                   Banks -- Commercial................   0.8
                   Regional Authority.................   0.6
                   Diversified Financial Services.....   0.5
                                                       -----
                                                       115.5%
                                                       =====

Credit Quality+#

                         Government -- Treasury  35.0%
                         Government -- Agency..  52.4
                         AAA...................   1.7
                         AA....................   9.7
                         A.....................   1.2
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                   Principal    Value
                   Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        CORPORATE BONDS & NOTES -- 2.2%
        Banks - Commercial -- 0.8%
          HSBC Bank USA
           Sub. Notes
           5.63% due 08/15/35#.................... $1,000,000 $  847,661
                                                              ----------
        Diversified Financial Services -- 0.5%
          General Electric Capital Corp.
           Notes
           6.00% due 06/15/12.....................    500,000    526,848
                                                              ----------
        Finance - Investment Banker/Broker -- 0.9%
          Goldman Sachs Group, Inc.
           Senior Notes
           5.75% due 10/01/16#....................  1,000,000  1,005,160
                                                              ----------
        Total Corporate Bonds & Notes
           (cost $2,515,089)......................             2,379,669
                                                              ----------
        FOREIGN CORPORATE BONDS & NOTES -- 4.8%
        Banks - Special Purpose -- 1.9%
          Landwirtschaftliche Rentenbank
           Foreign Gov't Guar.
           5.13% due 02/01/17#....................  1,000,000  1,052,707
          Swedish Export Credit Corp.
           Notes
           4.88% due 09/29/11.....................  1,000,000  1,035,012
                                                              ----------
                                                               2,087,719
                                                              ----------
        Finance - Commercial -- 1.0%
          Eksportfinans A/S
           Senior Notes
           5.00% due 02/14/12.....................  1,000,000  1,032,918
                                                              ----------
        Oil Companies - Integrated -- 1.9%
          Shell International Finance BV
           Guar. Notes
           5.63% due 06/27/11#....................  2,000,000  2,086,912
                                                              ----------
        Total Foreign Corporate Bonds & Notes
           (cost $4,992,803)......................             5,207,549
                                                              ----------
        FOREIGN GOVERNMENT AGENCIES -- 1.6%
        Regional Authority -- 0.6%
          Province of New Brunswick Canada
           Bonds
           5.20% due 02/21/17.....................    658,000    692,476
                                                              ----------
        Sovereign -- 1.0%
          Italy Government International Bond
           Senior Notes
           5.25% due 09/20/16.....................  1,000,000  1,057,018
                                                              ----------
        Total Foreign Government Agencies
           (cost $1,655,721)......................             1,749,494
                                                              ----------
        U.S. GOVERNMENT AGENCIES -- 46.2%
        Federal Farm Credit Bank -- 3.8%
          4.88% due 12/16/15......................  2,000,000  2,055,090
          4.88% due 01/17/17#.....................  1,000,000  1,025,095
          5.00% due 10/23/09#.....................  1,000,000  1,023,388
                                                              ----------
                                                               4,103,573
                                                              ----------
        Federal Home Loan Bank -- 8.5%
          4.25% due 09/12/08#.....................  1,000,000    999,675
          4.75% due 09/11/15......................  1,000,000  1,016,510
          4.88% due 11/27/13#.....................  2,000,000  2,074,058
          5.00% due 02/20/09#.....................    940,000    951,698
          5.15% due 01/16/09......................  1,000,000  1,001,359
          5.38% due 08/19/11#.....................  2,000,000  2,106,156
          5.38% due 06/14/13#.....................  1,000,000  1,061,763
                                                              ----------
                                                               9,211,219
                                                              ----------

                                                 Principal    Value
                  Security Description            Amount     (Note 2)

         --------------------------------------------------------------
         Federal Home Loan Mtg. Corp. -- 16.6%
           4.35% due 06/02/08................... $2,000,000 $ 1,998,102
           4.45% due 03/06/08...................  1,000,000   1,000,110
           4.50% due 09/01/19...................    876,564     862,923
           4.75% due 11/17/15#..................  3,000,000   3,058,815
           5.00% due 01/16/09#..................  1,000,000   1,011,494
           5.00% due 12/14/18#..................  1,000,000     999,884
           5.00% due 10/01/34...................    596,611     586,537
           5.25% due 10/06/11...................  2,000,000   2,022,126
           5.33% due 12/01/35(1)................    215,861     216,564
           5.45% due 09/02/11#..................  1,000,000   1,011,224
           5.50% due 12/01/36...................    637,569     637,743
         Federal Home Loan Mtg. Corp. Notes
           5.75% due 01/15/12#..................  2,000,000   2,137,202
           6.00% due 05/12/16...................  1,000,000   1,026,198
           6.00% due 11/01/33...................    863,682     878,949
           6.50% due 02/01/32...................    343,175     354,836
           7.50% due 09/01/16...................    100,866     105,516
           8.00% due 02/01/30...................      4,796       5,137
           8.00% due 08/01/30...................      1,763       1,889
           8.00% due 06/01/31...................      5,909       6,328
                                                            -----------
                                                             17,921,577
                                                            -----------
         Federal National Mtg. Assoc. -- 12.6%
           4.25% due 08/15/10#..................  2,000,000   2,027,198
           4.77% due 02/01/35(1)................     39,564      39,550
           4.79% due 11/01/34(1)................    188,315     192,055
           5.00% due 02/16/12#..................    752,000     781,671
           5.00% due 02/01/19...................    781,671     783,714
           5.00% due 12/01/36...................    869,175     852,187
           5.13% due 12/18/09#..................  2,000,000   2,000,932
           5.25% due 08/01/12#..................  1,000,000   1,045,958
           5.34% due 01/01/36(1)................     78,879      80,001
           5.38% due 03/02/12...................  2,790,000   2,810,215
           5.50% due 12/01/33...................    400,245     401,926
           5.50% due 10/01/34...................    737,662     740,129
           6.00% due 05/15/11...................  1,000,000   1,071,942
           6.00% due 06/01/35...................    352,330     358,275
           6.50% due 02/01/17...................    125,292     129,477
           6.50% due 07/01/32...................     74,411      76,933
           7.00% due 09/01/31...................    129,010     135,601
           7.50% due 03/01/32...................    104,610     111,341
           11.50% due 09/01/19..................        440         497
           12.00% due 01/15/16..................        174         203
           12.50% due 09/20/15..................        327         374
           13.00% due 11/01/15..................        839         951
           14.50% due 11/15/14..................        265         308
                                                            -----------
                                                             13,641,438
                                                            -----------
         Government National Mtg. Assoc. -- 1.4%
           5.00% due 09/15/35...................     26,563      26,398
           5.00% due 02/15/36...................    807,408     802,196
           5.00% due 05/15/36...................    103,426     102,759
           6.00% due 01/15/32...................    190,446     195,706
           6.50% due 08/15/31...................    351,041     365,231
           7.50% due 02/15/29...................      8,765       9,350
           7.50% due 07/15/30...................        531         566
           7.50% due 01/15/31...................     10,181      10,853
           7.50% due 02/15/31...................     12,159      12,962
                                                            -----------
                                                              1,526,021
                                                            -----------
         Tennessee Valley Authority -- 3.3%
           4.75% due 08/01/13...................  3,400,000   3,490,508
                                                            -----------
         Total U.S. Government Agencies
            (cost $48,808,135)..................             49,894,336
                                                            -----------

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      Principal      Value
               Security Description                    Amount       (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES -- 29.5%
United States Treasury Bonds -- 21.0%
  United States Treasury Bonds......................
   4.75% due 02/15/37#.............................. $ 3,500,000  $  3,695,506
   5.00% due 05/15/37#..............................   5,000,000     5,490,625
   6.25% due 08/15/23#..............................   2,000,000     2,415,624
   6.63% due 02/15/27#..............................   1,000,000     1,278,750
   7.50% due 11/15/16#..............................   1,000,000     1,260,547
   7.88% due 02/15/21#..............................   3,000,000     4,066,641
   8.75% due 08/15/20#..............................   1,000,000     1,435,391
  United States Treasury Bonds STRIPS
   zero coupon due 08/15/24.........................   2,040,000       951,407
  United States Treasury Bond TIPS
   2.00% due 01/15/26#TIPS..........................   2,079,317     2,099,135
                                                                  ------------
                                                                    22,693,626
                                                                  ------------
United States Treasury Notes -- 8.5%
  United States Treasury Notes
   3.88% due 10/31/12...............................   5,000,000     5,103,125
   4.00% due 02/15/15#..............................   1,000,000     1,014,141
   4.25% due 08/15/13#..............................   1,000,000     1,038,047
   4.25% due 08/15/15#..............................   1,000,000     1,027,188
   4.75% due 02/15/10#..............................   1,000,000     1,035,938
                                                                  ------------
                                                                     9,218,439
                                                                  ------------
Total U.S. Government Treasuries
   (cost $30,316,358)...............................                31,912,065
                                                                  ------------
Total Long-Term Investment Securities
   (cost $88,288,106)...............................                91,143,113
                                                                  ------------
SHORT-TERM INVESTMENT SECURITIES -- 16.1%
Collective Investment Pool -- 16.1%
  Securities Lending Quality Trust(2)
   (cost $17,392,464)...............................  17,392,464    17,392,464
                                                                  ------------
REPURCHASE AGREEMENT -- 15.1%
  UBS Securities, LLC Joint Repurchase Agreement(3)
   (cost $16,352,000)...............................  16,352,000    16,352,000
                                                                  ------------
TOTAL INVESTMENTS
   (cost $122,032,570)(4)...........................       115.5%  124,887,577
Liabilities in excess of other assets...............       (15.5)  (16,745,500)
                                                     -----------  ------------
NET ASSETS --                                              100.0% $108,142,077
                                                     ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(2)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)See Note 5 for cost of investments on a tax basis.

TIPS--Treasury Inflation Protected Security
STRIPS--Separate Trading of Registered Interest and Principal of Securities

See Notes to Financials Statements

VALIC Company I Growth & Income Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                 Industry Allocation*

                 Collective Investment Pool.............  10.4%
                 Oil Companies -- Integrated............   8.5
                 Finance -- Investment Banker/Broker....   5.9
                 Electric -- Integrated.................   5.7
                 Medical -- Drugs.......................   5.2
                 Diversified Manufacturing Operations...   4.8
                 Telephone -- Integrated................   3.7
                 Repurchase Agreements..................   3.6
                 Electronic Components -- Semiconductors   3.5
                 Medical Products.......................   2.8
                 Applications Software..................   2.6
                 Aerospace/Defense -- Equipment.........   2.5
                 Tobacco................................   2.4
                 Insurance -- Property/Casualty.........   2.1
                 Medical -- Generic Drugs...............   2.1
                 Brewery................................   2.0
                 Enterprise Software/Service............   2.0
                 Food -- Misc...........................   2.0
                 Banks -- Fiduciary.....................   1.9
                 Banks -- Super Regional................   1.9
                 Finance -- Credit Card.................   1.9
                 Retail -- Apparel/Shoe.................   1.9
                 Investment Management/Advisor Services.   1.8
                 Transport -- Services..................   1.8
                 Cosmetics & Toiletries.................   1.7
                 Electronic Components -- Misc..........   1.7
                 Apparel Manufacturers..................   1.6
                 Insurance -- Multi-line................   1.6
                 Medical -- HMO.........................   1.5
                 Networking Products....................   1.5
                 Oil Field Machinery & Equipment........   1.5
                 Telecom Equipment -- Fiber Optics......   1.5
                 Advertising Agencies...................   1.4
                 Beverages -- Non-alcoholic.............   1.4
                 Chemicals -- Diversified...............   1.4
                 Multimedia.............................   1.4
                 Oil -- Field Services..................   1.4
                 Retail -- Building Products............   1.3
                 Retail -- Regional Department Stores...   1.3
                 Medical -- Biomedical/Gene.............   1.1
                 Paper & Related Products...............   1.1
                 Non -- Hazardous Waste Disposal........   1.0
                 Aerospace/Defense......................   0.9
                 Metal -- Aluminum......................   0.9
                 Semiconductor Equipment................   0.9
                                                         -----
                                                         111.1%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK -- 97.1%
       Advertising Agency -- 1.4%
         Interpublic Group of Cos., Inc.+#........... 203,200 $1,928,368
                                                              ----------
       Aerospace/Defense -- 0.9%
         Boeing Co...................................  13,800  1,277,052
                                                              ----------
       Aerospace/Defense - Equipment -- 2.5%
         United Technologies Corp....................  46,800  3,499,236
                                                              ----------
       Apparel Manufacturer -- 1.6%
         Phillips-Van Heusen.........................  53,500  2,269,470
                                                              ----------
       Applications Software -- 2.6%
         Microsoft Corp.............................. 110,700  3,719,520
                                                              ----------
       Banks-Fiduciary -- 1.9%
         The Bank of New York Mellon Corp............  55,500  2,661,780
                                                              ----------
       Banks - Super Regional -- 1.9%
         Bank of America Corp........................  58,500  2,698,605
                                                              ----------
       Beverages - Non-alcoholic -- 1.4%
         PepsiCo, Inc................................  26,000  2,006,680
                                                              ----------
       Brewery -- 2.0%
         Anheuser-Busch Cos., Inc....................  53,900  2,841,608
                                                              ----------
       Chemicals - Diversified -- 1.4%
         The Dow Chemical Co.........................  45,400  1,904,076
                                                              ----------
       Computers - Memory Devices -- 0.0%
         Seagate Technology+(1)(2)(3)................  10,000          0
                                                              ----------
       Cosmetics & Toiletries -- 1.7%
         Procter & Gamble Co.........................  33,000  2,442,000
                                                              ----------
       Diversified Manufacturing Operations -- 4.8%
         3M Co.......................................  30,600  2,547,756
         General Electric Co......................... 111,400  4,265,506
                                                              ----------
                                                               6,813,262
                                                              ----------
       Electric - Integrated -- 5.7%
         Duke Energy Corp.#.......................... 101,900  2,016,601
         FPL Group, Inc.#............................  27,200  1,897,472
         Public Service Enterprise Group, Inc........  20,200  1,933,948
         Southern Co.#...............................  58,000  2,181,960
                                                              ----------
                                                               8,029,981
                                                              ----------
       Electronic Components - Misc. -- 1.7%
         Tyco Electronics, Ltd.......................  63,400  2,370,526
                                                              ----------
       Electronic Components - Semiconductors -- 3.5%
         Broadcom Corp., Class A+....................  40,900  1,093,666
         Intel Corp.................................. 101,600  2,649,728
         Microchip Technology, Inc.#.................  40,200  1,157,358
                                                              ----------
                                                               4,900,752
                                                              ----------
       Enterprise Software/Service -- 2.0%
         Oracle Corp.+............................... 137,600  2,776,768
                                                              ----------
       Finance - Credit Card -- 1.9%
         American Express Co.........................  45,200  2,665,896
                                                              ----------
       Finance - Investment Banker/Broker -- 5.9%
         Citigroup, Inc..............................  86,300  2,873,790
         JPMorgan Chase & Co.........................  59,700  2,723,514
         Morgan Stanley..............................  52,500  2,767,800
                                                              ----------
                                                               8,365,104
                                                              ----------
       Food - Misc. -- 2.0%
         Kraft Foods, Inc., Class A#.................  83,300  2,878,015
                                                              ----------
       Insurance - Multi-line -- 1.6%
         Hartford Financial Services Group, Inc......  23,600  2,249,552
                                                              ----------

                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       Insurance - Property/Casualty -- 2.1%
         Chubb Corp..................................  54,900 $ 2,994,795
                                                              -----------
       Investment Management/Advisor Services -- 1.8%
         Invesco PLC ADR#............................  96,400   2,530,500
                                                              -----------
       Medical Products -- 2.8%
         Johnson & Johnson...........................  40,000   2,709,600
         Zimmer Holdings, Inc.+......................  19,400   1,255,762
                                                              -----------
                                                                3,965,362
                                                              -----------
       Medical - Biomedical/Gene -- 1.1%
         Genzyme Corp.+..............................  20,000   1,498,600
                                                              -----------
       Medical - Drugs -- 5.2%
         Merck & Co., Inc............................  32,300   1,917,328
         Pfizer, Inc.................................  79,300   1,884,168
         Schering-Plough Corp........................  70,100   2,194,130
         Wyeth.......................................  27,400   1,345,340
                                                              -----------
                                                                7,340,966
                                                              -----------
       Medical - Generic Drugs -- 2.1%
         Barr Pharmaceuticals, Inc.+.................  26,400   1,417,680
         Mylan, Inc.#................................ 105,000   1,509,900
                                                              -----------
                                                                2,927,580
                                                              -----------
       Medical - HMO -- 1.5%
         UnitedHealth Group, Inc.....................  38,700   2,128,500
                                                              -----------
       Metal - Aluminum -- 0.9%
         Alcoa, Inc..................................  33,300   1,211,121
                                                              -----------
       Multimedia -- 1.4%
         News Corp., Class A.........................  93,000   1,959,510
                                                              -----------
       Networking Products -- 1.5%
         Cisco Systems, Inc.+........................  75,800   2,123,916
                                                              -----------
       Non - Hazardous Waste Disposal -- 1.0%
         Waste Management, Inc.......................  40,200   1,379,664
                                                              -----------
       Oil Companies - Integrated -- 8.5%
         Chevron Corp................................  30,300   2,659,431
         ConocoPhillips..............................  33,800   2,705,352
         ExxonMobil Corp.............................  45,300   4,038,948
         Marathon Oil Corp...........................  47,100   2,632,890
                                                              -----------
                                                               12,036,621
                                                              -----------
       Oil Field Machinery & Equipment -- 1.5%
         Grant Prideco, Inc.+........................  43,100   2,073,110
                                                              -----------
       Oil - Field Services -- 1.4%
         Schlumberger, Ltd...........................  21,600   2,018,520
                                                              -----------
       Paper & Related Products -- 1.1%
         International Paper Co.#....................  43,800   1,478,250
                                                              -----------
       Retail - Apparel/Shoe -- 1.9%
         American Eagle Outfitters, Inc.#............ 114,000   2,609,460
                                                              -----------
       Retail - Building Products -- 1.3%
         Home Depot, Inc.............................  62,400   1,782,144
                                                              -----------
       Retail - Regional Department Stores -- 1.3%
         Kohl's Corp.+...............................  37,500   1,848,000
                                                              -----------
       Semiconductor Equipment -- 0.9%
         Applied Materials, Inc......................  69,500   1,308,685
                                                              -----------
       Telecom Equipment - Fiber Optics -- 1.5%
         Corning, Inc................................  87,000   2,113,230
                                                              -----------
       Telephone - Integrated -- 3.7%
         AT&T, Inc...................................  70,200   2,682,342

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Shares/
                                                 Principal      Value
                Security Description              Amount       (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Telephone - Integrated (continued)
        Verizon Communications, Inc............      57,100  $  2,467,291
                                                             ------------
                                                                5,149,633
                                                             ------------
      Tobacco -- 2.4%
        Altria Group, Inc......................      42,900     3,327,324
                                                             ------------
      Transport - Services -- 1.8%
        United Parcel Service, Inc., Class B...      35,200     2,593,536
                                                             ------------
      Total Long - Term Investment Securities
       (cost $131,379,334)                                    136,697,278
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 10.4%
      Collective Investment Pool -- 10.4%
        Securities Lending Quality Trust(4)
         (cost $14,633,909)....................  14,633,909    14,633,909
                                                             ------------
      REPURCHASE AGREEMENT -- 3.6%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement(5)
         (cost $5,156,000)..................... $ 5,156,000     5,156,000
                                                             ------------
      TOTAL INVESTMENTS
       (cost $151,169,243)(6)                         111.1%  156,487,187
      Liabilities in excess of other assets....       (11.1)  (15,677,791)
                                                -----------  ------------
      NET ASSETS --                                   100.0% $140,809,396
                                                ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1) Fair valued security; see Note 2
(2) Illiquid security
(3) To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Growth & Income Fund held the following restricted security:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology  10/14/04   10,000     $0        $0     $0.00      0.00%
                                           ==        ==     =====      ====

(4) The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5) See Note 2 for details of Joint Repurchase Agreements.
(6) See Note 5 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financials Statements

VALIC Company I Health Sciences Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Medical -- Drugs.......................  22.6%
                 Medical -- Biomedical/Gene.............  15.4
                 Therapeutics...........................  13.2
                 Medical -- HMO.........................   6.9
                 Medical Products.......................   6.6
                 Medical Instruments....................   5.3
                 Retail -- Drug Store...................   3.5
                 Medical -- Generic Drugs...............   2.9
                 Medical Labs & Testing Services........   2.5
                 Medical -- Wholesale Drug Distribution.   2.3
                 Pharmacy Services......................   2.0
                 Registered Investment Companies........   1.6
                 Optical Supplies.......................   1.4
                 Agricultural Chemicals.................   1.3
                 Physicians Practice Management.........   1.3
                 Health Care Cost Containment...........   1.2
                 Diagnostic Equipment...................   1.1
                 Medical -- Hospitals...................   1.1
                 Dialysis Centers.......................   0.9
                 Insurance -- Life/Health...............   0.9
                 Respiratory Products...................   0.9
                 Drug Delivery Systems..................   0.8
                 Insurance -- Multi-line................   0.7
                 Disposable Medical Products............   0.6
                 Medical Information Systems............   0.6
                 Instruments -- Scientific..............   0.5
                 MRI/Medical Diagnostic Imaging.........   0.5
                 Chemicals -- Diversified...............   0.4
                 Hazardous Waste Disposal...............   0.4
                 Insurance Brokers......................   0.4
                 Medical Imaging Systems................   0.4
                 Retirement/Aged Care...................   0.4
                 Dental Supplies & Equipment............   0.3
                 Diagnostic Kits........................   0.3
                 Medical -- Nursing Homes...............   0.3
                 Patient Monitoring Equipment...........   0.3
                 X-Ray Equipment........................   0.3
                 Physical Therapy/Rehabilitation Centers   0.2
                 Chemicals -- Specialty.................   0.1
                 Veterinary Diagnostics.................   0.1
                                                         -----
                                                         102.5%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 100.9%
         Agricultural Chemicals -- 1.3%
           Monsanto Co..............................  25,700 $2,553,809
                                                             ----------
         Chemicals - Diversified -- 0.4%
           Bayer AG(1)..............................  10,300    850,644
                                                             ----------
         Chemicals - Specialty -- 0.1%
           Symyx Technologies, Inc.+................  36,400    278,824
                                                             ----------
         Dental Supplies & Equipment -- 0.3%
           Dentsply International, Inc..............  14,800    633,144
                                                             ----------
         Diagnostic Equipment -- 1.1%
           Gen - Probe, Inc.+.......................  19,800  1,324,422
           Home Diagnostics, Inc.+..................  23,200    180,264
           Immucor, Inc.+...........................  19,133    634,642
                                                             ----------
                                                              2,139,328
                                                             ----------
         Diagnostic Kits -- 0.3%
           Idexx Laboratories, Inc.+................  10,600    641,300
                                                             ----------
         Dialysis Centers -- 0.9%
           DaVita, Inc.+............................  10,500    650,580
           Fresenius SE(1)..........................  14,320  1,169,749
                                                             ----------
                                                              1,820,329
                                                             ----------
         Disposable Medical Products -- 0.6%
           C.R. Bard, Inc...........................  14,300  1,208,779
                                                             ----------
         Distribution/Wholesale -- 0.0%
           Chindex International, Inc.+.............   2,300     77,234
                                                             ----------
         Drug Delivery Systems -- 0.8%
           Alkermes, Inc.+.......................... 116,400  1,659,864
           Insite Vision, Inc.+.....................  36,400     34,216
                                                             ----------
                                                              1,694,080
                                                             ----------
         Hazardous Waste Disposal -- 0.4%
           Stericycle, Inc.+........................  13,800    812,130
                                                             ----------
         Health Care Cost Containment -- 1.2%
           McKesson Corp............................  35,900  2,395,607
                                                             ----------
         Instruments - Scientific -- 0.5%
           Applera Corp. - Applied Biosystems Group.  18,800    642,208
           Waters Corp.+............................   3,800    296,552
                                                             ----------
                                                                938,760
                                                             ----------
         Insurance Broker -- 0.4%
           eHealth, Inc.+...........................  28,600    886,314
                                                             ----------
         Insurance - Life/Health -- 0.9%
           CIGNA Corp...............................  33,000  1,769,130
                                                             ----------
         Insurance - Multi-line -- 0.7%
           Assurant, Inc............................  22,000  1,439,460
                                                             ----------
         Internet Content - Information/News -- 0.0%
           WebMD Health Corp., Class A+.............   1,800     76,788
                                                             ----------
         Medical Imaging Systems -- 0.4%
           Vital Images, Inc.+......................  40,700    734,228
                                                             ----------
         Medical Information Systems -- 0.6%
           Allscripts Healthcare Solutions, Inc.+...  11,900    210,511
           Cerner Corp.+............................  18,100  1,081,475
                                                             ----------
                                                              1,291,986
                                                             ----------
         Medical Instruments -- 5.3%
           ArthroCare Corp.+........................   2,300    124,499
           Boston Scientific Corp.+.................  55,600    702,228
           Bruker BioSciences Corp.+................  14,600    135,634
           Conceptus, Inc.+.........................  93,800  1,884,442
           Edwards Lifesciences Corp.+..............  16,400    810,980

                                                                  Value
                   Security Description                 Shares   (Note 2)

     ----------------------------------------------------------------------
     Medical Instruments (continued)
       Intuitive Surgical, Inc.+.......................   6,300 $ 2,064,384
       Medtronic, Inc..................................  32,600   1,657,710
       Micrus Endovascular Corp.+......................  18,200     333,242
       St. Jude Medical, Inc.+.........................  54,800   2,178,300
       Stereotaxis, Inc.+..............................  74,500   1,005,005
                                                                -----------
                                                                 10,896,424
                                                                -----------
     Medical Labs & Testing Services -- 2.5%
       Covance, Inc.+..................................  30,300   2,646,099
       Laboratory Corp. of America Holdings+...........  33,300   2,419,911
                                                                -----------
                                                                  5,066,010
                                                                -----------
     Medical Products -- 6.6%
       Baxter International, Inc.......................  33,900   2,029,593
       Becton, Dickinson & Co..........................   9,600     794,208
       Covidien, Ltd...................................  28,600   1,147,146
       Henry Schein, Inc.+.............................  46,700   2,762,305
       Johnson & Johnson...............................  12,100     819,654
       Nobel Biocare Holding AG(1).....................   3,597   1,017,449
       Sonova Holding AG(1)............................   4,366     466,856
       Stryker Corp....................................  25,200   1,830,276
       TomoTherapy, Inc.+..............................  51,000     948,600
       Wright Medical Group, Inc.+.....................  14,900     402,002
       Zimmer Holdings, Inc.+..........................  18,900   1,223,397
                                                                -----------
                                                                 13,441,486
                                                                -----------
     Medical - Biomedical/Gene -- 15.4%
       Affymetrix, Inc.+...............................  31,200     650,520
       Alexion Pharmaceuticals, Inc.+..................  92,396   6,719,037
       Amgen, Inc.+....................................  39,800   2,198,950
       Basilea Pharmaceutica AG+(1)....................   3,371     582,585
       BioCryst Pharmaceuticals, Inc.+.................  56,700     360,045
       BioMimetic Therapeutics, Inc.+..................  16,800     204,792
       BioSphere Medical, Inc.+........................  26,000     151,580
       Celgene Corp.+..................................  29,400   1,809,570
       Cell Genesys, Inc.+.............................  35,300      82,249
       Charles River Laboratories International, Inc.+.  24,200   1,537,426
       Cougar Biotechnology, Inc.+.....................  27,600     855,600
       Cougar Biotechnology, Inc. (PIPE)+(2)...........  24,300     753,300
       deCODE genetics, Inc.+..........................  80,700     348,624
       Dyadic International, Inc.+(2)..................  35,800     170,766
       Exelixis, Inc.+.................................  72,600     633,798
       Genentech, Inc.+................................  59,100   4,506,375
       Human Genome Sciences, Inc.+....................  35,900     373,719
       Illumina, Inc.+.................................  16,700     965,093
       Incyte Corp.+................................... 210,600   1,806,948
       Invitrogen Corp.+...............................   7,200     698,472
       Martek Biosciences Corp.+.......................  26,500     685,290
       Maxygen, Inc.+..................................  22,900     173,353
       Millennium Pharmaceuticals, Inc.+...............  18,800     277,112
       Myriad Genetics, Inc.+..........................   8,100     390,420
       Nanosphere, Inc.+...............................   2,300      33,166
       Panacos Pharmaceuticals, Inc.+..................  24,700      50,882
       PDL BioPharma, Inc.+............................  18,900     334,719
       Qiagen NV+......................................  41,300     870,191
       Regeneron Pharmaceuticals, Inc.+................  26,800     583,704
       Seattle Genetics, Inc.+.........................  69,100     759,409
       Tercica, Inc.+..................................  86,100     571,704
       Vertex Pharmaceuticals, Inc.+...................  52,794   1,340,440
                                                                -----------
                                                                 31,479,839
                                                                -----------
     Medical - Drugs -- 22.6%
       Abbott Laboratories.............................  21,400   1,230,714
       Acadia Pharmaceuticals, Inc.+...................  64,700     733,698
       Advanced Life Sciences Holdings, Inc.+..........  27,700      57,616

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical - Drugs (continued)
         Allergan, Inc...............................  22,100 $ 1,481,584
         Array Biopharma, Inc.+......................  14,900     164,943
         Biodel, Inc.+...............................  42,500     746,725
         Bristol - Myers Squibb Co...................  26,800     794,084
         Cadence Pharmaceuticals, Inc.+..............  13,700     184,402
         Cephalon, Inc.+.............................  46,400   3,476,288
         Chugai Pharmaceutical Co., Ltd.(1)..........  75,300   1,316,754
         CombinatoRx, Inc.+..........................  42,115     224,473
         Cubist Pharmaceuticals, Inc.+...............  72,500   1,539,900
         Elan Corp. PLC ADR+......................... 172,000   3,961,160
         Eli Lilly & Co..............................  21,100   1,117,245
         EPIX Pharmaceuticals, Inc.+.................  32,500     103,350
         EPIX Pharmaceuticals, Inc. (PIPE)+(2)(3)(4).  14,100      42,864
         GlaxoSmithKline Pharmaceuticals, Ltd.(1)....  20,400     492,672
         Infinity Pharmaceuticals, Inc.+.............  35,950     344,760
         Ipsen SA(1).................................  24,100   1,366,452
         MAP Pharmaceuticals, Inc.+..................   8,600     117,046
         Merck & Co., Inc............................  55,900   3,318,224
         Merck KGaA(1)...............................   7,184     928,669
         Novo - Nordisk A/S(1).......................   3,900     492,863
         OSI Pharmaceuticals, Inc.+..................  67,996   3,170,653
         Pharmasset, Inc.+...........................  42,700     572,180
         Pharmion Corp.+.............................  18,800   1,200,192
         Poniard Pharmaceuticals, Inc.+..............  58,026     261,117
         Rigel Pharmaceuticals, Inc.+................  22,500     161,100
         Roche Holding AG(1).........................  16,714   3,172,461
         Schering - Plough Corp......................  96,500   3,020,450
         Sepracor, Inc.+.............................  45,600   1,209,768
         Shire PLC(1)................................  32,600     773,465
         Shire PLC ADR...............................  16,900   1,199,055
         Stada Arzneimittel AG(1)....................   4,710     290,979
         Takeda Pharmaceutical Co., Ltd.(1)..........   6,700     432,961
         UCB SA+(1)..................................  16,999     801,640
         Valeant Pharmaceuticals International+......  55,600     642,180
         ViroPharma, Inc.+...........................  14,400     128,736
         Wyeth.......................................  53,897   2,646,343
         XenoPort, Inc.+.............................  43,000   2,261,370
                                                              -----------
                                                               46,181,136
                                                              -----------
       Medical - Generic Drugs -- 2.9%
         Barr Pharmaceuticals, Inc.+.................  28,800   1,546,560
         Mylan, Inc..................................   5,000      71,900
         Sawai Pharmaceutical Co., Ltd.(1)...........  16,600     656,129
         Simcere Pharmaceutical Group ADR+...........   2,300      30,130
         Teva Pharmaceutical Industries, Ltd. ADR....  62,382   2,784,109
         Towa Pharmaceutical Co., Ltd.(1)............  18,300     831,611
                                                              -----------
                                                                5,920,439
                                                              -----------
       Medical - HMO -- 6.9%
         Aetna, Inc..................................  56,400   3,151,632
         AMERIGROUP Corp.+...........................  51,600   1,773,492
         Centene Corp.+..............................  51,700   1,292,500
         Coventry Health Care, Inc.+.................  15,550     900,034
         Health Net, Inc.+...........................  10,500     510,090
         Humana, Inc.+...............................  26,400   2,033,592
         Medial Saude SA+............................  34,200     427,333
         WellPoint, Inc.+............................  47,700   4,016,817
                                                              -----------
                                                               14,105,490
                                                              -----------
       Medical - Hospitals -- 1.1%
         Bangkok Dusit Medical Service PCL........... 620,000     622,793
         Community Health Systems, Inc.+.............  28,000     935,760
         LifePoint Hospitals, Inc.+..................  24,100     762,524
                                                              -----------
                                                                2,321,077
                                                              -----------

                                                                     Value
                   Security Description                    Shares   (Note 2)

  ---------------------------------------------------------------------------
  Medical - Nursing Homes -- 0.3%
    Manor Care, Inc.......................................  10,700 $  691,434
                                                                   ----------
  Medical - Wholesale Drug Distribution -- 2.3%
    A&D Pharma Holding NV GDR.............................  57,800  1,327,569
    Cardinal Health, Inc..................................  54,700  3,312,085
                                                                   ----------
                                                                    4,639,654
                                                                   ----------
  MRI/Medical Diagnostic Imaging -- 0.5%
    Nighthawk Radiology Holdings, Inc.+...................  35,500    750,470
    Virtual Radiologic Corp.+.............................   9,900    237,600
                                                                   ----------
                                                                      988,070
                                                                   ----------
  Optical Supplies -- 1.4%
    Alcon, Inc............................................  13,400  1,864,476
    Essilor International SA(1)...........................  16,742  1,049,450
                                                                   ----------
                                                                    2,913,926
                                                                   ----------
  Patient Monitoring Equipment -- 0.3%
    Insulet Corp.+........................................   7,000    192,220
    Masimo Corp.+.........................................   6,700    247,632
    Mindray Medical International, Ltd. ADR...............   2,300     93,150
                                                                   ----------
                                                                      533,002
                                                                   ----------
  Pharmacy Services -- 2.0%
    Express Scripts, Inc.+................................  16,800  1,138,200
    HealthExtras, Inc.+...................................  39,900  1,060,143
    Medco Health Solutions, Inc.+.........................   2,600    259,974
    National Medical Health Card Systems, Inc.+...........  22,710    213,247
    Omnicare, Inc.........................................   4,700    119,756
    Profarma Distribuidora de Productos Farmaceuticos SA+.  66,700  1,359,896
                                                                   ----------
                                                                    4,151,216
                                                                   ----------
  Physical Therapy/Rehabilitation Centers -- 0.2%
    Psychiatric Solutions, Inc.+..........................  13,000    474,890
                                                                   ----------
  Physicians Practice Management -- 1.3%
    Healthways, Inc.+.....................................  20,500  1,196,585
    Matria Healthcare, Inc.+..............................  61,600  1,399,552
                                                                   ----------
                                                                    2,596,137
                                                                   ----------
  Respiratory Products -- 0.9%
    ResMed, Inc.+.........................................  33,600  1,538,880
    Respironics, Inc.+....................................   7,700    379,302
                                                                   ----------
                                                                    1,918,182
                                                                   ----------
  Retail - Drug Store -- 3.5%
    China Nepstar Chain Drugstore, Ltd. ADR+..............   7,000    130,410
    CVS Caremark Corp..................................... 128,649  5,157,539
    Shoppers Drug Mart Corp...............................   9,900    543,141
    Walgreen Co...........................................  33,300  1,218,447
                                                                   ----------
                                                                    7,049,537
                                                                   ----------
  Retirement/Aged Care -- 0.4%
    Sunrise Senior Living, Inc.+..........................  28,600    897,754
                                                                   ----------
  Therapeutics -- 13.2%
    Alexza Pharmaceuticals, Inc.+.........................  29,100    254,916
    Allos Therapeutics, Inc.+.............................  87,700    606,007
    Altus Pharmaceuticals, Inc.+..........................  38,900    411,951
    Amylin Pharmaceuticals, Inc.+.........................  32,900  1,256,451
    BioMarin Pharmaceuticals, Inc.+.......................  94,500  2,598,750
    CV Therapeutics, Inc.+................................  20,800    181,376
    Favrille, Inc.+.......................................  56,500    109,045
    Gilead Sciences, Inc.+................................ 191,300  8,903,102
    ImClone Systems, Inc.+................................  21,500    969,435
    Medarex, Inc.+........................................   7,700     97,790
    MGI Pharma, Inc.+.....................................  70,900  2,453,849

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Therapeutics (continued)
       Neurocrine Biosciences, Inc.+..................  81,400 $  1,059,828
       Onyx Pharmaceuticals, Inc.+....................  59,500    3,245,130
       Progenics Pharmaceuticals, Inc.+...............   4,800       93,120
       The Medicines Co.+............................. 112,400    1,987,232
       Theravance, Inc.+..............................  46,500    1,120,185
       Transition Therapeutics, Inc.+.................   4,522       44,044
       United Therapeutics Corp.+.....................   9,800      980,784
       Warner Chilcott, Ltd., Class A+................  28,000      511,000
                                                               ------------
                                                                 26,883,995
                                                               ------------
     Veterinary Diagnostics -- 0.1%
       Animal Health International, Inc.+.............  20,300      243,600
                                                               ------------
     X-Ray Equipment -- 0.3%
       Hologic, Inc.+.................................   8,592      570,423
                                                               ------------
     Total Common Stock
        (cost $173,650,269)...........................          206,205,595
                                                               ------------
     WARRANTS -- 0.0%
     Medical - Biomedical/Gene -- 0.0%
       Dyadic International, Inc. Expires 05/30/10
        (Strike price $6.33) +(2)(3)(4)...............   4,560            0
                                                               ------------
     Medical-Drugs -- 0.0%
       Poniard Pharmaceuticals, Inc. Expires 01/31/11
        (Strike price $0.77) +(3)(4)..................  67,560          225
       Poniard Pharmaceuticals, Inc. Expires 12/03/08
        (Strike price $6.00) +(3)(4)..................   2,000            0
                                                               ------------
                                                                        225
                                                               ------------
     Therapeutics -- 0.0%
       Favrille, Inc. Expires 03/07/11
        (Strike price $5.25) +(3)(4)..................  15,435            0
       MannKind Corp. Expires 08/05/10
        (Strike price $12.23) +(3)(4).................  15,000            0
                                                               ------------
                                                                          0
                                                               ------------
     Total Warrants
       (cost $2,304)..................................                  225
                                                               ------------
     CALL OPTIONS - PURCHASED -- 0.0%
     Medical - Hospitals -- 0.0%
       Community Health Systems, Inc.
        Jan 08 (Strike price $40).....................      97        2,910
                                                               ------------
     Therapeutics -- 0.0%
       Neurocrine Biosciences, Inc.
        Dec 07 (Strike price $12.50)..................      73       15,330
                                                               ------------
     Total Call Options - Purchased
        (cost $11,080)................................               18,240
                                                               ------------
     PULL OPTIONS - PURCHASED -- 0.0%
     Medical - Biomedical/Gene -- 0.0%
       Genetech, Inc.
        Dec 07 (Strike price $75).....................     145       16,363
                                                               ------------
     Therapeutics -- 0.0%
       Imclone Systems, Inc.
        Jan 08 (Strike price $30).....................      32          320
       Neurocrine Biosciences, Inc....................
        Jan 08 (Strike price $10).....................     136       18,360
                                                               ------------
                                                                     18,680
                                                               ------------
     Total Put Options - Purchased
        (cost $39,069)................................               35,043
                                                               ------------
     Total Long-Term Investment Securities
        (cost $173,702,722)...........................          206,259,103
                                                               ------------

                                                              Value
                 Security Description             Shares     (Note 2)

       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 1.6%
       Registered Investment Company -- 1.6%
         T. Rowe Price Reserve Investment Fund
          (cost $3,297,618).................... 3,297,618  $  3,297,618
                                                           ------------
       TOTAL INVESTMENTS
          (cost $177,000,340)(5)...............     102.5%  209,556,721
       Liabilities in excess of other assets...      (2.5)   (5,096,675)
                                                ---------  ------------
       NET ASSETS --                                100.0% $204,460,046
                                                =========  ============

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at November 30, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security; see Note 2
(3)To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Health Sciences Fund held the following restricted securities:

                                                                      Market
                              Acquisition        Acquisition Market    Value      % of
            Name                 Date     Shares    Cost     Value   Per Share Net Assets
----------------------------- ----------- ------ ----------- ------- --------- ----------
Dyadic International, Inc.
 (Warrant)
 Expires 05/30/10;
 Strike price $6.33..........  12/1/2006   4,560   $     0   $     0   $   0      0.00%
EPIX Pharmaceuticals, Inc.
 (PIPE)...................... 11/15/2007  14,100    43,710    42,864    3.04      0.02%
Favrille, Inc. (Warrant)
 Expires 03/07/11;
 Strike price $5.25..........   3/9/2006  15,435     1,929         0       0      0.00%
MannKind Corp. (Warrant)
 Expires 08/05/10;
 Strike price $12.23.........   8/5/2005  15,000       375         0       0      0.00%
Poniard Pharmaceuticals, Inc.
 (Warrant) Expires 12/03/08;
 Strike price $6.00..........  12/5/2003   2,000         0         0       0      0.00%
Poniard Pharmaceuticals, Inc.
 (Warrant) Expires 01/31/11;
 Strike price $0.77..........   2/1/2006   5,994         0
                               4/26/2006  61,566         0
                                          ------   -------
                                          67,560         0       225       0      0.00%
                                          ------   -------   -------              ----
                                                             $43,009              0.02%
                                                             =======              ====

(4)Illiquid security
(5)See Note 5 for cost of investments on a tax basis.
ADR--American Depository Receipt
GDR--Global Depository Receipt
PIPE--Private Investment in Public Equity

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Open call option contracts written at November 30, 2007 for the Health Sciences Fund were as follows:
---------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                      Contract              Number of Premiums  Market Value at   Appreciation
Issue                                  Month   Strike Price Contracts Received November 30, 2007 (Depreciation)
---------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.........  Dec-07    $ 75.00        114   $ 12,423    $   18,240       $  (5,817)
Alexion Pharmaceuticals, Inc.........  Jan-08      55.00         53     10,390        99,110         (88,720)
Alexion Pharmaceuticals, Inc.........  Jan-08      80.00         56      7,477         9,520          (2,043)
Alexion Pharmaceuticals, Inc.........  Jan-08      85.00         30      8,852         2,550           6,302
Alexion Pharmaceuticals, Inc.........  Feb-08      85.00         46     10,354         8,740           1,614
Allergan, Inc........................  Jan-08      65.00         48      7,896        19,200         (11,304)
Amgen, Inc...........................  Jan-08      55.00         99     20,624        25,938          (5,314)
Amgen, Inc...........................  Jan-08      57.50         24      8,208         3,432           4,776
Amgen, Inc...........................  Jan-08      60.00         48     13,536         3,360          10,176
Amylin Pharmaceuticals, Inc..........  Apr-08      60.00         50     19,920         1,500          18,420
Amylin Pharmaceuticals, Inc..........  Jul-08      50.00         48     10,176         8,640           1,536
Assurant, Inc........................  Jan-09      80.00         24      9,334         9,840            (506)
Barr Pharmaceuticals, Inc............  May-08      60.00         60     15,665        11,700           3,965
BioMarin Pharmaceuticals, Inc........  Jan-08      25.00         47     20,409        23,500          (3,091)
BioMarin Pharmaceuticals, Inc........  Jan-08      30.00         97     16,782        20,855          (4,073)
Celgene Corp.........................  Jul-08      75.00         73     28,980        27,740           1,240
Cephalon, Inc........................  Dec-07      70.00         62     35,908        37,200          (1,292)
Cephalon, Inc........................  Jan-08      85.00         43      7,108         3,655           3,453
Cephalon, Inc........................  Feb-08      85.00         24      3,168         3,480            (312)
Cephalon, Inc........................  May-08      90.00        102     21,250        18,360           2,890
Community Health System, Inc.........  Jan-08      40.00         97     15,515         2,910          12,605
CVS Caremark, Inc....................  Feb-08      42.50         97     10,194        10,670            (476)
Elan Corp. PLC ADR...................  Jan-08      22.50         96     14,507        22,080          (7,573)
Eli Lilly & Co., Inc.................  Apr-08      55.00         48      9,936        12,000          (2,064)
Eli Lilly & Co., Inc.................  Apr-08      60.00         48     11,856         4,560           7,296
Express Scripts, Inc.................  Feb-08      60.00         97     19,847        95,060         (75,213)
Genentech, Inc.......................  Dec-07      80.00         96     24,372         6,240          18,132
Genentech, Inc.......................  Mar-08      80.00         73     19,916        21,170          (1,254)
Genentech, Inc.......................  Mar-08      85.00         24      4,008         3,480             528
Gilead Sciences, Inc.................  Jan-08      40.00         72      9,984        52,560         (42,576)
Gilead Sciences, Inc.................  Jan-08      42.50         24      3,528        12,480          (8,952)
Gilead Sciences, Inc.................  May-08      52.50         24      4,608         5,280            (672)
Healthways, Inc......................  Feb-08      65.00         48      8,201        12,720          (4,519)
Henry Schein, Inc....................  Jul-08      65.00         48     11,232        13,920          (2,688)
Hologic, Inc.........................  Mar-08      75.00         24      4,728         6,360          (1,632)
Humana, Inc..........................  Jan-08      75.00         24      5,690        12,720          (7,030)
Humana, Inc..........................  Jan-08      80.00         97     15,685        25,705         (10,020)
ImClone Systems, Inc.................  Jan-08      50.00         43      7,616         5,375           2,241
Immucor Corp.........................  Jan-08      35.00         19      2,888         2,945             (57)
Immucor Corp.........................  Mar-08      45.00         48      9,216         2,160           7,056
Intuitive Surgical, Inc..............  Apr-08     350.00          5     14,178        22,350          (8,172)
Invitrogen Corp......................  Jan-08      85.00         41     14,022        54,940         (40,918)
Manor Care, Inc......................  Jan-08      60.00         77     15,585        48,510         (32,925)
McKesson Corp........................  Jan-08      65.00         24      5,268         8,880          (3,612)
McKesson Corp........................  Feb-08      70.00         24      4,016         5,040          (1,024)
McKesson Corp........................  May-08      75.00         48     10,656        10,560              96
Medco Health Solutions, inc.,........  Jan-08      70.00         16      3,912        49,120         (45,208)
MGI Pharma, Inc......................  Jan-08      30.00         49      5,858        28,420         (22,562)
Monsanto Co..........................  Jan-08      75.00         73     13,651       184,690        (171,039)
Monsanto Co..........................  Jan-08      80.00         73     12,118       151,840        (139,722)
Onyx Pharmaceuticals, Inc............  Jan-08      50.00         13      3,972         8,840          (4,868)
OSI Pharmaceuticals, Inc.............  Apr-08      40.00         24      5,616        22,080         (16,464)
Pharmion Corp........................  Jan-08      45.00         29      6,328        57,420         (51,092)
St. Jude Medical, Inc................  Jan-08      45.00        134     15,528         5,360          10,168
Schering Plough Corp.................  Jan-08      30.00         24      2,765         4,800          (2,035)
Schering Plough Corp.................  Feb-08      30.00         97     15,714        23,765          (8,051)
Stereotaxis, Inc.....................  Jun-08      17.50         49      8,558         4,165           4,393
Teva Pharmaceuticals Industries, Ltd.  Jan-08      45.00         73      7,446        10,220          (2,774)
United Therapeutics Corp.............  Feb-08     115.00         34     10,148        14,620          (4,472)
United Therapeutics Corp.............  May-08     130.00         29     16,963        13,340           3,623
Valeant Pharmaceuticals International  Jan-08      15.00         73     12,562         1,460          11,102
Wellpoint, Inc.......................  Jan-08      85.00         24      5,748         5,280             468
Wyeth................................  Jan-08      50.00         97     17,169        16,005           1,164
Wyeth................................  Jan-08      55.00         97      9,425         3,395           6,030
Wyeth................................  Apr-08      52.50         48      7,776        11,280          (3,504)
XenoPort, Inc........................  Dec-07      45.00        145     21,581       130,500        (108,919)
                                                              -----   --------    ----------       ---------
                                                              3,715   $768,550    $1,583,835       $(815,285)
                                                              =====   ========    ==========       =========

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Open put option contracts written at November 30, 2007 for the Health Sciences Fund were as follows:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                                Contract              Number of Premiums  Market Value at   Appreciation
Issue                                            Month   Strike Price Contracts Received November 30, 2007 (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories............................  Jan-08    $ 55.00        66    $23,891       $ 5,940         $ 17,951
Abbott Laboratories............................  Jan-08      60.00        38     24,653        12,920           11,733
Abbott Laboratories............................  May-08      60.00        10      7,970         4,900            3,070
Abbott Laboratories............................  Jan-09      60.00        19     15,143        13,300            1,843
Affymetrix, Inc................................  Jan-09      30.00        48     23,899        46,560          (22,661)
Alcon, Inc.....................................  Jan-09     140.00        29     48,762        47,850              912
Alexion Pharmaceuticals, Inc...................  Jan-08      55.00        29     28,331         2,030           26,301
Alexion Pharmaceuticals, Inc...................  Feb-08      65.00         5      4,585         1,475            3,110
Alexion Pharmaceuticals, Inc...................  May-08      65.00        10      8,170         5,800            2,370
Alexion Pharmaceuticals, Inc...................  Jan-09      65.00        10     11,970         9,100            2,870
Alkermes, Inc..................................  Jan-08      17.50        32      9,084        11,200           (2,116)
Alkermes, Inc..................................  Jan-09      20.00        74     38,156        51,800          (13,644)
Allergan, Inc..................................  Jan-08      62.50        22     14,988         1,870           13,118
Allergan, Inc..................................  Jan-08      65.00        39     27,956         5,460           22,496
Amerigroup, Inc................................  Mar-08      35.00        19      7,068         7,220             (152)
Amgen, Inc.....................................  Jan-08      55.00        48     12,336         9,312            3,024
Amgen, Inc.....................................  Jan-08      60.00        24     10,488        12,360           (1,872)
Amylin Pharmaceuticals, Inc....................  Jul-08      35.00        10      3,470         3,700             (230)
ArthroCare Corp................................  Jun-08      55.00        24     16,019        18,480           (2,461)
ArthroCare Corp................................  Jun-08      60.00        24     23,113        25,200           (2,087)
Assurant, Inc..................................  Jan-09      70.00        73     73,186        75,190           (2,004)
Baxter International, Inc......................  Jan-08      60.00         5      2,485         1,100            1,385
Baxter International, Inc......................  Jan-09      65.00        22     21,794        20,020            1,774
Becton, Dickinson & Co.........................  Jun-08      85.00        19     13,433        12,540              893
Beckman Coulter, Inc...........................  Feb-08      75.00        15     11,805         9,600            2,205
Biogen Idec, Inc...............................  Apr-08      75.00        49     42,585        36,750            5,835
BioMarin Pharmaceuticals, Inc..................  Jan-08      20.00        39     15,873         2,925           12,948
BioMarin Pharmaceuticals, Inc..................  Jan-09      25.00        48     24,527        24,480               47
Bristol-Myers Squibb Co........................  Jan-08      32.50        51     19,482        16,320            3,162
Cardinal Health, Inc...........................  Jan-08      70.00        16      6,694        15,360           (8,666)
Cardinal Health, Inc...........................  Jan-09      55.00        26     10,873         9,360            1,513
Celgene Corp...................................  Jan-09      70.00        13     18,621        19,760           (1,139)
Cephalon, Inc..................................  Dec-07      75.00        31      7,542         7,905             (363)
Cephalon, Inc..................................  Dec-07      80.00        10      4,670         5,900           (1,230)
Cerner Corp....................................  Mar-08      60.00        24     17,688        11,280            6,408
Cerner Corp....................................  Jan-09      60.00        12     10,764         9,840              924
Charles Rivers Laboratories International, Inc.  Feb-08      60.00        24     14,158         3,960           10,198
Charles Rivers Laboratories International, Inc.  May-08      65.00        29     12,963        14,210           (1,247)
Charles Rivers Laboratories International, Inc.  Jan-09      65.00        10      5,570         7,000           (1,430)
CIGNA Corp.....................................  Jan-08      50.00         5      3,035           475            2,560
CIGNA Corp.....................................  Jan-08      60.00        86     50,532        57,620           (7,088)
CIGNA Corp.....................................  Apr-08      55.00        14      7,363         6,440              923
CIGNA Corp.....................................  Jan-09      50.00        10      7,170         4,700            2,470
CIGNA Corp.....................................  Jan-09      55.00        15     12,405        10,350            2,055
Community Health System, Inc...................  Jan-09      35.00        10      5,202         5,600             (398)
Covance, Inc...................................  Jan-09      80.00        25     18,425        13,250            5,175
Covidien, Ltd..................................  Jul-08      40.00        29      9,628         8,265            1,363
C.R. Bard, Inc.................................  Jan-09      80.00        15     10,005         8,700            1,305
Cubist Pharmaceuticals, Inc....................  Jan-08      20.00        57     22,672         5,130           17,542
CVS Caremark Corp..............................  Jan-09      40.00        24     10,063        10,320             (257)
CVS Caremark Corp..............................  Jan-09      45.00        62     38,063        43,400           (5,337)
DaVita, Inc....................................  Jan-08      55.00        31      9,207         2,015            7,192
DaVita, Inc....................................  Jan-08      65.00        48     24,336        21,600            2,736
DaVita, Inc....................................  Apr-08      70.00        73     65,120        67,890           (2,770)
Dentsply International, Inc....................  Apr-08      45.00        48     23,376        19,680            3,696
Dentsply International, Inc....................  Jul-08      45.00        10      5,134         4,800              334
Elan Corp. PLC ADR.............................  Jan-08      17.50        26     10,451           910            9,541
Elan Corp. PLC ADR.............................  Jan-08      22.50       120     22,095        20,400            1,695
Elan Corp. PLC ADR.............................  Jan-09      22.50        48     24,816        26,400           (1,584)
Express Scripts, Inc...........................  Jan-09      65.00        29     26,746        21,460            5,286
Forest Labs, Inc...............................  Jan-08      45.00        48     21,456        32,160          (10,704)
Genentech, Inc.................................  Jan-08      80.00        24     13,693        12,240            1,453
Genzyme Corp...................................  Jan-08      70.00        24     20,656         3,840           16,816
Gen-Probe, Inc.................................  Jan-08      55.00        15      8,655           600            8,055
Gilead Sciences, Inc...........................  Jan-08      37.50        48     19,287         1,200           18,087
Gilead Sciences, Inc...........................  Jan-08      42.50        24     13,768         2,040           11,728
Gilead Sciences, Inc...........................  Jan-09      42.50        10      7,170         4,400            2,770
Health Net, Inc................................  Jan-09      50.00        48     25,775        25,440              335

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                  Unrealized
                                     Contract              Number of Premiums  Market Value at   Appreciation
Issue                                 Month   Strike Price Contracts Received November 30, 2007 (Depreciation)
--------------------------------------------------------------------------------------------------------------
Healthways, Inc.....................  Feb-08    $ 60.00        40    $ 24,220     $ 22,400         $ 1,820
Healthways, Inc.....................  Jan-09      60.00         5       5,285        5,200              85
Henry Schein, Inc...................  Jan-08      55.00        10       3,770          850           2,920
Henry Schein, Inc...................  Jan-09      60.00        21      12,227       12,390            (163)
Humana, Inc.........................  Jan-08      65.00        26      17,082        1,690          15,392
Humana, Inc.........................  Jan-08      70.00        19      20,561        2,565          17,996
Humana, Inc.........................  Jan-09      70.00        48      42,689       36,480           6,209
Humana, Inc.........................  Jan-09      80.00        37      48,708       44,770           3,938
Idexx Laboratories, Inc.............  Jan-09      60.00        26      15,901       18,460          (2,559)
Illumina, Inc.......................  Dec-07      45.00        24      15,503          360          15,143
ImClone Systems, Inc................  Jan-08      30.00        32      12,917          320          12,597
ImClone Systems, Inc................  Jan-08      45.00        13       9,026        3,445           5,581
ImClone Systems, Inc................  May-08      45.00        15       8,655        7,050           1,605
ImClone Systems, Inc................  Jan-09      40.00        19      15,173        9,310           5,863
ImClone Systems, Inc................  Jan-10      40.00        50      22,840        4,500          18,340
Immucor Corp........................  Jan-08      30.00        19       7,828        1,900           5,928
Immucor Corp........................  Mar-08      35.00        18       9,126        7,380           1,746
Immucor Corp........................  Jan-09      30.00         9       3,359        3,330              29
Immucor Corp........................  Jan-09      35.00        10       6,048        6,300            (252)
InterMune, Inc......................  Jan-09      25.00       130     175,356      182,000          (6,644)
Intuitive Surgical, Inc.............  Apr-08     300.00         8      30,757       29,520           1,237
Invitrogen Corp.....................  Jan-08      70.00        26      18,261          390          17,871
Invitrogen Corp.....................  Jan-08      75.00        29      18,972          580          18,392
Invitrogen Corp.....................  Jan-08      85.00        24      12,392        1,680          10,712
Invitrogen Corp.....................  May-08      85.00        24      16,488        7,440           9,048
Johnson & Johnson...................  Jan-08      60.00         5       1,135           50           1,085
Laboratory Corp. of America Holdings  Feb-08      85.00         1         577        1,260            (683)
Manor Care, Inc.....................  Jan-08      60.00        32       6,397        3,840           2,557
Manor Care, Inc.....................  Jan-08      65.00        18       5,086        3,330           1,756
Matria Healthcare, Inc..............  Mar-08      30.00        29      15,098       22,040          (6,942)
McKesson Corp.......................  Jan-08      55.00        15       4,855          375           4,480
McKesson Corp.......................  Jan-08      60.00        19      11,443        1,235          10,208
McKesson Corp.......................  Feb-08      57.50        10       4,570          750           3,820
McKesson Corp.......................  Jan-09      60.00        10       7,770        4,500           3,270
MedImmune, Inc......................  Jan-08      35.00        36      13,081          360          12,721
MedImmune, Inc......................  Jan-08      45.00        10       3,170          100           3,070
Medtronic, Inc......................  Jan-09      50.00        10       5,570        4,600             970
Merck & Co., Inc....................  Jan-08      60.00        47      45,609       11,985          33,624
MGI Pharma, Inc.....................  Jan-08      25.00        24       8,568          960           7,608
MGI Pharma, Inc.....................  Jul-08      35.00        24       9,688        9,688               -
Millennium Pharmaceuticals, Inc.....  Jan-09      15.00        95      23,227       20,900           2,327
Monsanto Co.........................  Jan-08      70.00        48      17,136        1,440          15,696
Monsanto Co.........................  Jan-08      75.00        35      37,144        2,100          35,044
Monsanto Co.........................  Jan-08      80.00        10      14,265        1,050          13,215
Monsanto Co.........................  Apr-08      75.00        48      30,562       11,520          19,042
Monsanto Co.........................  Apr-08      80.00        34      21,478       11,560           9,918
Monsanto Co.........................  Jan-09      80.00        34      42,217       27,540          14,677
Neurocrine Biosciences, Inc.........  Jan-08      15.00        48      23,477       18,240           5,237
Onyx Pharmaceuticals, Inc...........  Jan-08      40.00        24      17,486          600          16,886
Onyx Pharmaceuticals, Inc...........  Jan-08      50.00        15      12,605        2,775           9,830
Onyx Pharmaceuticals, Inc...........  May-08      50.00        33      32,380       19,140          13,240
Onyx Pharmaceuticals, Inc...........  Jan-09      30.00        29      28,332       10,150          18,182
Onyx Pharmaceuticals, Inc...........  Jan-09      35.00        29      31,552       13,920          17,632
Onyx Pharmaceuticals, Inc...........  Jan-09      45.00        48      63,092       48,480          14,612
Onyx Pharmaceuticals, Inc...........  Jan-09      50.00        29      44,894       36,250           8,644
OSI Pharmaceuticals, Inc............  Jan-09      30.00        29      14,837        6,380           8,457
Pfizer, Inc.........................  Jan-09      25.00        48      11,434       15,840          (4,406)
Pharmion Corp.......................  Jan-08      45.00        48      37,883        1,440          36,443
Pharmion Corp.......................  Jan-08      50.00        29      27,209        1,160          26,049
St. Jude Medical, Inc...............  Jan-08      45.00        49      20,068       27,440          (7,372)
Schering-Plough Corp................  Jan-08      35.00        48      25,921       19,680           6,241
Schering-Plough Corp................  Jan-09      30.00        24       9,528        7,080           2,448
Schering-Plough Corp................  Jan-09      35.00        20      13,840       11,200           2,640
Stryker Corp........................  Jan-08      65.00        55      26,509        3,300          23,209
Stryker Corp........................  Jan-08      70.00        15       7,905        2,325           5,580
Stryker Corp........................  Mar-08      75.00        29      15,428       15,370              58
Stryker Corp........................  Jan-09      70.00        12       8,964        7,440           1,524
Stryker Corp........................  Jan-09      75.00        53      45,950       45,050             900

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
                                      Contract              Number of  Premiums   Market Value at   Appreciation
Issue                                  Month   Strike Price Contracts  Received  November 30, 2007 (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Industries, Ltd.  Jan-08     $40.00         10   $    4,620    $      250        $  4,370
Teva Pharmaceuticals Industries, Ltd.  Jan-08      45.00         34       12,138         5,100           7,038
Teva Pharmaceuticals Industries, Ltd.  Jan-09      45.00         24       13,228        10,560           2,668
Teva Pharmaceuticals Industries, Ltd.  Jan-09      50.00         34       21,658        24,140          (2,482)
The Medicines Co.....................  Jan-08      20.00         62       19,859        18,290           1,569
Varian, Inc..........................  Jan-08      45.00         31        9,594         1,550           8,044
Vertex Pharmaceuticals, Inc..........  Jan-09      30.00         45       31,182        36,450          (5,268)
Vertex Pharmaceuticals, Inc..........  Jan-09      35.00         37       35,598        42,920          (7,322)
Walgreen Co..........................  Jan-09      40.00        116       43,401        64,960         (21,559)
Walgreen Co..........................  Jan-09      45.00         58       39,225        52,780         (13,555)
Waters Corp..........................  Jan-08      65.00         28       13,095           560          12,535
WellCare Health Plans, Inc...........  Jan-09      35.00         74       98,154        80,660          17,494
WellPoint, Inc.......................  Jan-09      80.00          9        5,980         5,580             400
Wyeth................................  Jan-09      50.00         63       46,801        42,210           4,591
Zimmer Holdings, Inc.................  Jan-08      90.00          8        6,176        11,080          (4,904)
Zimmer Holdings, Inc.................  Jan-09      90.00         19       20,858        48,450         (27,592)
                                                              -----   ----------    ----------        --------
                                                              4,764   $3,073,720    $2,351,595        $722,125
                                                              =====   ==========    ==========        ========

See Notes to Financials Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  United States Treasury Bonds.......... 29.4%
                  United States Treasury Notes.......... 20.4
                  Time Deposit.......................... 17.9
                  Federal National Mortgage Association. 11.0
                  Finance -- Investment Banker/Broker...  4.4
                  Insurance -- Life/Health..............  4.1
                  Federal Home Loan Mortgage Corporation  4.0
                  Federal Home Loan Bank................  2.8
                  Finance -- Commercial.................  1.5
                  Finance -- Consumer Loans.............  1.2
                  Banks -- Super Regional...............  1.1
                  Special Purpose Entities..............  0.8
                  Tennessee Valley Authority............  0.5
                  Banks -- Money Center.................  0.2
                                                         ----
                                                         99.3%
                                                         ====

Credit Quality+#

                         Government -- Agency..  21.6%
                         Government -- Treasury  62.7
                         AA....................   8.6
                         A.....................   7.1
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                           Principal   Value
           Security Description             Amount    (Note 2)
---------------------------------------------------------------
CORPORATE BONDS & NOTES -- 13.3%
Banks - Money Center -- 0.2%
  RBS Capital Trust II
   Bonds
   6.43% due 01/03/34(1).................. $ 50,000  $   43,080
                                                     ----------
Banks - Super Regional -- 1.1%
  Bank of America NA
   Sub. Notes
   6.00% due 10/15/36.....................  200,000     190,772
                                                     ----------
Finance - Commercial -- 1.5%
  CIT Group, Inc.
   Notes
   4.96% due 12/14/16(2)..................  300,000     266,559
                                                     ----------
Finance - Consumer Loans -- 1.2%
  SLM Corp.
   Notes
   3.67% due 05/01/14(2)..................  130,000      97,572
  SLM Corp.
   Notes
   4.10% due 11/21/13(2)..................  150,000     121,614
                                                     ----------
                                                        219,186
                                                     ----------
Finance - Investment Banker/Broker -- 4.4%
  Lehman Brothers Holdings, Inc.
   Notes
   3.47% due 04/14/11(2)..................  400,000     363,092
  Lehman Brothers Holdings, Inc.
   Notes
   4.38% due 06/10/14(2)..................  150,000     135,729
  Morgan Stanley
   Senior Notes
   3.97% due 06/01/11(2)..................  150,000     148,717
  Morgan Stanley
   Senior Notes
   4.32% due 11/01/13(2)..................  150,000     145,647
                                                     ----------
                                                        793,185
                                                     ----------
Insurance - Life/Health -- 4.1%
  Jackson National Life Global Funding
   Notes
   4.29% due 05/01/14*(2).................  300,000     304,050
  Pacific Life Global Funding
   Bonds
   4.15% due 02/06/16*(2).................  300,000     291,558
  Principal Life Income Funding Trust
   Notes
   3.02% due 04/01/08(2)..................  150,000     149,760
                                                     ----------
                                                        745,368
                                                     ----------
Special Purpose Entity -- 0.8%
  Allstate Life Global Funding Trust
   Sec. Notes
   3.02% due 03/01/10(2)..................  150,000     143,543
                                                     ----------
Total Corporate Bonds & Notes
   (cost $2,590,354)......................            2,401,693
                                                     ----------

                                                         Principal    Value
                 Security Description                     Amount     (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 18.3%
Federal Home Loan Bank -- 2.8%
  3.63% due 01/15/08................................... $  500,000  $   499,538
                                                                    -----------
Federal Home Loan Mtg. Corp. -- 4.0%
  4.50% due 01/15/15...................................    135,000      136,467
  6.25% due 07/15/32...................................    500,000      588,694
                                                                    -----------
                                                                        725,161
                                                                    -----------
Federal National Mtg. Assoc. -- 11.0%
  3.11% due 02/17/09(2)................................  2,000,000    1,987,700
                                                                    -----------
Tennessee Valley Authority -- 0.5%
  4.65% due 06/15/35...................................    100,000       95,256
                                                                    -----------
Total U.S. Government Agencies
   (cost $3,319,110)...................................               3,307,655
                                                                    -----------
U.S. GOVERNMENT TREASURIES -- 49.8%
United States Treasury Bonds -- 29.4%
  2.00% due 01/15/26 TIPS(3)...........................  5,262,254    5,312,408
                                                                    -----------
United States Treasury Notes -- 20.4%
  1.63% due 01/15/15 TIPS(3)...........................  2,412,834    2,429,610
  1.88% due 07/15/15 TIPS(3)...........................    267,945      274,560
  2.00% due 07/15/14 TIPS(3)...........................    934,545      968,057
                                                                    -----------
                                                                      3,672,227
                                                                    -----------
Total U.S. Government Treasuries
   (cost $8,437,690)...................................               8,984,635
                                                                    -----------
Total Long-Term Investment Securities
   (cost $14,347,154)..................................              14,693,983
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES -- 17.9%
Time Deposit -- 17.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.25% due 12/03/07
   (cost $3,221,000)...................................  3,221,000    3,221,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $17,568,154)(4)...............................       99.3%  17,914,983
Other assets less liabilities..........................        0.7      122,691
                                                        ----------  -----------
NET ASSETS --                                                100.0% $18,037,674
                                                        ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $595,608 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Perpetual maturity - maturity date reflects the next call date.
(2) Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)  Principal amount of security is adjusted for inflation.
(4)  See Note 5 for cost of investments on a tax basis.
TIPS -- Treasury Inflation Protected Securities.

See Notes to Financials Statements

VALIC Company I International Equities Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Banks -- Commercial............................... 14.6%
            Collective Investment Pool........................  8.8
            Oil Companies -- Integrated.......................  6.5
            Medical -- Drugs..................................  4.8
            Repurchase Agreements.............................  4.2
            Telephone -- Integrated...........................  4.0
            Electric -- Integrated............................  3.6
            Auto -- Cars/Light Trucks.........................  3.1
            Insurance -- Multi-line...........................  3.0
            Index Fund........................................  2.2
            Diversified Minerals..............................  2.1
            Food -- Misc......................................  2.1
            Chemicals -- Diversified..........................  1.9
            Finance -- Investment Banker/Broker...............  1.7
            Food -- Retail....................................  1.5
            Real Estate Operations & Development..............  1.5
            Import/Export.....................................  1.4
            Steel -- Producers................................  1.3
            Cellular Telecom..................................  1.2
            Wireless Equipment................................  1.2
            Brewery...........................................  1.1
            Finance -- Other Services.........................  1.1
            Tobacco...........................................  1.1
            Auto/Truck Parts & Equipment -- Original..........  1.0
            Insurance -- Life/Health..........................  1.0
            Transport -- Marine...............................  1.0
            Diversified Manufacturing Operations..............  0.9
            Enterprise Software/Service.......................  0.9
            Medical Products..................................  0.9
            Photo Equipment & Supplies........................  0.9
            Transport -- Services.............................  0.9
            Aerospace/Defense.................................  0.8
            Engineering/R&D Services..........................  0.7
            Metal -- Diversified..............................  0.7
            Paper & Related Products..........................  0.7
            Building Products -- Cement.......................  0.6
            Building -- Heavy Construction....................  0.6
            Electric Products -- Misc.........................  0.6
            Electronic Components -- Misc.....................  0.6
            Machinery -- General Industrial...................  0.6
            Telecom Services..................................  0.6
            Toys..............................................  0.6
            Airlines..........................................  0.5
            Audio/Video Products..............................  0.5
            Building & Construction -- Misc...................  0.5
            Chemicals -- Specialty............................  0.5
            Diversified Operations............................  0.5
            Insurance -- Property/Casualty....................  0.5
            Miscellaneous Manufacturing.......................  0.5
            Multimedia........................................  0.5
            Real Estate Management/Services...................  0.5
            Telecommunication Equipment.......................  0.5
            Transport -- Rail.................................  0.5
            Beverages -- Non-alcoholic........................  0.4
            Gas -- Distribution...............................  0.4
            Insurance -- Reinsurance..........................  0.4
            Machinery -- Electrical...........................  0.4
            Optical Supplies..................................  0.4
            Retail -- Major Department Stores.................  0.4
            Television........................................  0.4
            Unknown...........................................  0.4
            Water.............................................  0.4
            Beverages -- Wine/Spirits.........................  0.3
            Machinery -- Construction & Mining................  0.3
            Machinery -- Material Handling....................  0.3

           Office Automation & Equipment.....................   0.3
           Oil Companies -- Exploration & Production.........   0.3
           Property Trust....................................   0.3
           Retail -- Apparel/Shoe............................   0.3
           Rubber -- Tires...................................   0.3
           Semiconductor Equipment...........................   0.3
           Wire & Cable Products.............................   0.3
           Aerospace/Defense -- Equipment....................   0.2
           Appliances........................................   0.2
           Building & Construction Products -- Misc..........   0.2
           Building Products -- Air & Heating................   0.2
           Building -- Residential/Commercial................   0.2
           Computers -- Periphery Equipment..................   0.2
           Cosmetics & Toiletries............................   0.2
           Distribution/Wholesale............................   0.2
           Diversified Financial Services....................   0.2
           Food -- Dairy Products............................   0.2
           Human Resources...................................   0.2
           Oil -- Field Services.............................   0.2
           Publishing -- Books...............................   0.2
           Retail -- Consumer Electronics....................   0.2
           Retail -- Jewelry.................................   0.2
           U.S. Government Treasuries........................   0.2
           Advertising Services..............................   0.1
           Agricultural Chemicals............................   0.1
           Apparel Manufacturers.............................   0.1
           Athletic Footwear.................................   0.1
           Building Products -- Doors & Windows..............   0.1
           Building Products -- Wood.........................   0.1
           Computers -- Integrated Systems...................   0.1
           Consumer Products -- Misc.........................   0.1
           Diversified Operations/Commercial Services........   0.1
           Electric -- Distribution..........................   0.1
           Electric -- Generation............................   0.1
           Electronic Components -- Semiconductors...........   0.1
           Electronic Security Devices.......................   0.1
           Entertainment Software............................   0.1
           Filtration/Separation Products....................   0.1
           Finance -- Leasing Companies......................   0.1
           Gambling (Non-Hotel)..............................   0.1
           Hotels/Motels.....................................   0.1
           Industrial Gases..................................   0.1
           Internet Application Software.....................   0.1
           Investment Companies..............................   0.1
           Machine Tools & Related Products..................   0.1
           Medical -- Wholesale Drug Distribution............   0.1
           Metal -- Aluminum.................................   0.1
           Mining............................................   0.1
           Non -- Ferrous Metals.............................   0.1
           Office Supplies & Forms...........................   0.1
           Power Converter/Supply Equipment..................   0.1
           Public Thoroughfares..............................   0.1
           Retail -- Misc./Diversified.......................   0.1
           Retail -- Perfume & Cosmetics.....................   0.1
           Retail -- Pubs....................................   0.1
           Retail -- Restaurants.............................   0.1
           Shipbuilding......................................   0.1
           Soap & Cleaning Preparation.......................   0.1
           Steel Pipe & Tube.................................   0.1
           Textile -- Products...............................   0.1
                                                              -----
                                                              107.6%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I International Equities Fund
PORTFOLIO PROFILE-- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation*

                             United Kingdom  19.7%
                             Japan.........  17.9
                             United States.  15.6
                             France........   8.4
                             Germany.......   7.5
                             Switzerland...   6.3
                             Australia.....   6.1
                             Italy.........   4.3
                             Spain.........   4.1
                             Sweden........   2.9
                             Belgium.......   2.2
                             Netherlands...   2.0
                             Hong Kong.....   1.7
                             Finland.......   1.6
                             Norway........   1.6
                             Singapore.....   1.0
                             Greece........   0.9
                             Austria.......   0.8
                             Denmark.......   0.8
                             Ireland.......   0.7
                             Bermuda.......   0.5
                             Portugal......   0.5
                             Cayman Islands   0.2
                             Luxembourg....   0.2
                             New Zealand...   0.1
                                            -----
                                            107.6%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.8%
Australia -- 6.1%
 ABC Learning Centers, Ltd.#................................  28,306 $  131,740
 AGL Energy, Ltd.#..........................................  32,800    371,399
 Alumina, Ltd.#.............................................  85,411    487,789
 Amcor, Ltd.................................................  66,814    404,643
 AMP, Ltd................................................... 141,840  1,272,827
 Ansell, Ltd.#..............................................   5,382     55,126
 APN News & Media, Ltd.#....................................       1          4
 Aristocrat Leisure, Ltd.#..................................  26,344    256,564
 Asciano Group#.............................................  42,223    278,291
 ASX, Ltd...................................................  12,926    647,120
 Australia and New Zealand Banking Group, Ltd............... 140,992  3,513,955
 Axa Asia Pacific Holdings, Ltd.#...........................  64,885    458,988
 Babcock & Brown, Ltd.#.....................................  17,528    409,339
 Bendigo Bank Ltd...........................................  19,375    296,192
 BHP Billiton, Ltd.#........................................ 253,901  9,643,933
 Billabong International, Ltd.#.............................  12,553    166,532
 BlueScope Steel, Ltd.#.....................................  55,537    484,256
 Boart Longyear Group+...................................... 101,128    216,551
 Boral, Ltd.#...............................................  45,342    258,003
 Brambles, Ltd.............................................. 107,170  1,172,398
 Caltex Australia, Ltd......................................  10,213    202,366
 Centro Properties Group#...................................  63,936    310,803
 Centro Retail Group........................................  86,416    107,801
 CFS Retail Property Trust#................................. 110,283    230,569
 Challenger Financial Services Group, Ltd.#.................  27,226    133,695
 Coca-Cola Amatil, Ltd......................................  39,918    353,290
 Cochlear, Ltd..............................................   4,205    279,817
 Commonwealth Bank of Australia.............................  98,394  5,194,180
 Commonwealth Property Office Fund#.........................  55,054     77,259
 Computershare, Ltd.........................................  38,008    341,588
 Consolidated Media Holdings, Ltd.#.........................  33,856    623,090
 CSL, Ltd...................................................  41,580  1,284,026
 CSR, Ltd.#.................................................  70,002    188,208
 DB RREEF Trust............................................. 218,989    389,424
 Downer EDI, Ltd.#..........................................  11,540     50,528
 Fairfax Media, Ltd.#.......................................  89,553    375,425
 Fortescue Metals Group, Ltd.+#.............................   9,526    483,238
 Foster's Group, Ltd.#...................................... 149,103    830,573
 Futuris Corp., Ltd.#.......................................  22,159     41,621
 Goodman Fielder, Ltd.......................................  80,193    138,723
 GPT Group.................................................. 155,366    593,398
 Harvey Norman Holdings, Ltd................................  40,044    252,537
 Iluka Resources, Ltd.#.....................................   8,995     34,562
 ING Industrial Fund#.......................................  37,700     89,135
 Insurance Australia Group, Ltd.#........................... 135,771    538,478
 Leighton Holdings, Ltd.#...................................  10,519    566,404
 Lend Lease Corp., Ltd......................................  27,311    463,833
 Lion Nathan, Ltd.#.........................................  22,230    181,436
 Macquarie Airports Management, Ltd.........................  52,009    199,625
 Macquarie Communications Infrastructure Group#.............  16,497     77,959
 Macquarie Goodman Group#................................... 109,575    598,690
 Macquarie Group, Ltd.#.....................................  19,920  1,435,383
 Macquarie Infrastructure Group#............................ 200,852    572,395
 Macquarie Office Trust..................................... 152,195    205,376
 Mirvac Group#..............................................  77,302    392,138
 National Australia Bank, Ltd............................... 122,634  4,157,606
 Newcrest Mining, Ltd.......................................  34,242  1,030,225
 OneSteel, Ltd..............................................  56,083    329,634
 Orica, Ltd.................................................  23,549    588,467
 Origin Energy, Ltd.........................................  65,993    506,500
 Oxiana, Ltd................................................ 104,750    363,601
 Pacific Brands, Ltd........................................  19,000     52,290
 Paladin Resources, Ltd.+#..................................  41,019    248,855
 PaperlinX, Ltd.............................................  16,974     36,497
 Perpetual, Ltd.#...........................................   2,814    169,249

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Australia (continued)
 Qantas Airways, Ltd........................................  73,603 $   380,818
 QBE Insurance Group, Ltd...................................  65,274   1,888,496
 Rio Tinto, Ltd.#...........................................  21,618   2,781,304
 Santos, Ltd.#..............................................  43,644     552,483
 Sonic Healthcare, Ltd.#....................................  23,598     349,239
 St George Bank, Ltd........................................  20,146     642,823
 Stockland#................................................. 109,733     874,916
 Suncorp-Metway, Ltd........................................  69,972   1,156,141
 Symbion Health, Ltd.#......................................  24,477      87,665
 TABCORP Holdings, Ltd.#....................................  39,712     535,196
 Tattersall's, Ltd.#........................................  81,370     289,451
 Telstra Corp., Ltd.#....................................... 216,996     896,337
 Telstra Corp., Ltd. (Installment Receipt)#................. 112,484     313,579
 Toll Holdings, Ltd.#.......................................  41,325     499,756
 Transurban Group#..........................................  81,949     521,202
 Wesfarmers Ltd+............................................  12,514     476,551
 Wesfarmers Ltd PPS+........................................  23,567     903,501
 Wesfarmers, Ltd. (ASX)#....................................  28,483   1,091,494
 Westfield Group............................................ 132,239   2,392,264
 Westpac Banking Corp....................................... 141,101   3,538,615
 Woodside Petroleum, Ltd....................................  36,069   1,548,848
 Woolworths, Ltd............................................  91,430   2,751,777
 WorleyParsons, Ltd.........................................  11,239     498,569
 Zinifex, Ltd.#.............................................  36,836     473,897
                                                                     -----------
                                                                      71,291,069
                                                                     -----------
Austria -- 0.8%
 Andritz AG.................................................   8,618     527,112
 Bwin Interactive Entertainment AG+#........................     467      16,324
 Erste Bank der oesterreichischen Sparkassen AG#............  59,882   4,316,681
 Flughafen Wien AG..........................................     188      21,198
 Immoeast AG+...............................................  14,894     161,455
 Immofinanz AG..............................................  16,392     171,895
 Mayr-Melnhof Karton AG.....................................     150      16,822
 Meinl European Land, Ltd.+.................................  10,717     156,994
 Oesterreichische Elektrizitaetswirtschafts AG, Class A.....   2,753     186,172
 OMV AG.....................................................   5,894     419,060
 Raiffeisen International Bank Holding AG#..................   6,139     999,815
 RHI AG+....................................................  15,466     632,696
 Telekom Austria AG.........................................  12,325     359,360
 Voestalpine AG.............................................   7,242     530,568
 Wiener Staedtische Versicherung AG#........................   1,126      84,018
 Wienerberger AG............................................   2,850     160,924
                                                                     -----------
                                                                       8,761,094
                                                                     -----------
Belgium -- 2.2%
 AGFA Gevaert NV............................................   2,302      25,445
 Barco NV#..................................................     204      15,685
 Bekaert NV.................................................  12,546   1,736,507
 Belgacom SA#...............................................  62,218   3,244,657
 Cofinimmo#.................................................     152      29,054
 Colruyt SA.................................................     595     131,151
 Compagnie Maritime Belge SA#...............................     251      22,429
 Compagnie Nationale a Portefeuille.........................     708      52,617
 Delhaize Group.............................................  13,220   1,151,914
 Dexia SA...................................................  97,620   2,645,749
 Dexia Strip VVPR+..........................................   1,290          19
 Euronav NV#................................................  27,466     904,203
 Fortis.....................................................  89,282   2,395,285
 Group Bruxelles Lambert SA.................................   2,883     366,481
 InBev NV...................................................  56,906   4,991,515
 KBC Ancora.................................................     560      62,378
 KBC Groep NV...............................................  32,373   4,478,401
 Mobistar SA................................................   1,131      99,480

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                 Shares  (Note 2)(4)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Belgium (continued)
      Omega Pharma SA..................................     328 $    23,028
      S.A D'Ieteren NV.................................     973     375,053
      Solvay SA........................................  19,147   2,839,508
      UCB SA#..........................................   3,930     186,878
      Umicore..........................................     887     207,826
                                                                -----------
                                                                 25,985,263
                                                                -----------
    Bermuda -- 0.5%
      C C Land Holdings Ltd............................  73,000     122,636
      Cheung Kong Infrastructure Holdings, Ltd.........  34,636     135,350
      Chinese Estates Holdings.........................  44,000      85,887
      Esprit Holdings, Ltd.............................  79,200   1,190,435
      Frontline, Ltd.#.................................  44,446   2,037,166
      Giordano International, Ltd......................  58,000      27,813
      Johnson Electric Holdings, Ltd...................     500         229
      Kerry Properties, Ltd............................  48,000     443,796
      Li & Fung, Ltd................................... 166,600     664,114
      Noble Group, Ltd.#...............................  77,000     119,183
      NWS Holdings, Ltd................................  30,000     104,157
      Orient Overseas International, Ltd...............  16,483     127,666
      Pacific Basin Shipping, Ltd......................  96,000     197,278
      SeaDrill, Ltd.+..................................   9,100     197,143
      Shangri-La Asia, Ltd.............................  86,000     247,607
      Yue Yuen Industrial Holdings, Ltd................  44,500     142,094
                                                                -----------
                                                                  5,842,554
                                                                -----------
    Cayman Islands -- 0.2%
      ASM Pacific Technology, Ltd......................  15,000     106,314
      Belle International Holdings, Ltd................ 155,000     204,569
      Foxconn International Holdings, Ltd.+............ 159,000     395,642
      Hutchison Telecommunications International, Ltd.. 109,000     154,690
      Kingboard Chemical Holdings, Ltd.................  44,000     242,203
      Lee & Man Paper Manufactoring Ltd................  30,400     133,692
      Lifestyle International Holdings Ltd.............  52,000     135,070
      Parkson Retail Group Ltd.........................   7,500      79,470
      Shui On Land, Ltd................................ 142,000     176,453
      Tencent Holdings, Ltd............................  67,000     506,412
      Tingyi Cayman Islands Holding Corp............... 126,000     179,308
                                                                -----------
                                                                  2,313,823
                                                                -----------
    Cyprus -- 0.0%
      ProSafe ASA#.....................................   6,635     113,552
                                                                -----------
    Denmark -- 0.8%
      AP Moller - Maersk A/S, Class A..................      10     117,309
      AP Moller - Maersk A/S, Class B..................     280   3,315,184
      Bang & Olufsen A/S, Class B#.....................     187      18,407
      Carlsberg A/S....................................   1,224     155,618
      Coloplast A/S#...................................     997      92,798
      D/S Torm A/S.....................................     526      20,185
      Danisco A/S......................................   9,005     663,540
      Danske Bank A/S..................................  16,209     646,293
      DSV A/S..........................................   7,100     165,168
      East Asiatic Co., Ltd. A/S.......................   8,008     547,561
      FLSmidth & Co. A/S...............................   4,104     414,632
      GN Store Nord A/S+#..............................   3,522      27,255
      H. Lundbeck A/S..................................   1,068      30,535
      Jyske Bank A/S+..................................   2,100     165,600
      NKT Holding A/S..................................     428      40,880
      Novo-Nordisk A/S.................................  12,822   1,620,383
      Novozymes A/S#...................................   1,631     177,922
      Rockwool International A/S.......................     275      70,076
      Sydbank A/S......................................   9,300     387,893
      Topdanmark A/S+#.................................     606      90,571
      TrygVesta A/S#...................................   2,050     159,618

                                                                       Value
                   Security Description                     Shares  (Note 2)(4)

 ------------------------------------------------------------------------------
 Denmark (continued)
   Vestas Wind Systems A/S+................................   6,612 $   624,926
   William Demant Holding A/S+#............................     891      79,900
                                                                    -----------
                                                                      9,632,254
                                                                    -----------
 Finland -- 1.6%
   Amer Sports Oyj#........................................   1,290      35,184
   Cargotec Corp., Class B.................................   1,366      71,747
   Elisa Oyj...............................................   5,340     166,133
   Fortum Oyj..............................................  15,923     684,986
   KCI Konecranes Oyj......................................   1,085      41,460
   Kesko Oyj, Class B......................................   2,357     138,080
   Kone Oyj, Class B.......................................   4,532     341,332
   Metso Corp..............................................   4,557     247,046
   Neste Oil Oyj...........................................   4,579     160,741
   Nokia Oyj............................................... 244,920   9,643,608
   Nokian Renkaat Oyj......................................   3,744     142,701
   OKO Bank Class A........................................  35,199     695,859
   Orion Oyj...............................................  96,566   2,282,777
   Outokumpu Oyj...........................................  13,919     449,303
   Rautaruukki Oyj.........................................   6,083     284,707
   Sampo Oyj, Class A......................................  15,468     453,558
   Sanoma-WSOY Oyj.........................................   2,955      84,233
   Stora Enso Oyj, Class R.................................  78,625   1,296,941
   TietoEnator Oyj.........................................   1,322      28,402
   UPM-Kymmene Oyj.........................................  49,186   1,039,430
   Uponor Oyj#.............................................     981      23,363
   Wartsila Corp., Class B.................................   2,322     177,350
   YIT Oyj.................................................   4,534     105,489
                                                                    -----------
                                                                     18,594,430
                                                                    -----------
 France -- 8.4%
   Accor SA#...............................................   8,294     702,772
   Aeroports de Paris#.....................................   1,237     141,079
   Air France-KLM..........................................   4,510     161,967
   Air Liquide#............................................   8,645   1,246,771
   Alcatel SA..............................................  82,511     672,983
   Alstom..................................................   5,859   1,315,182
   Atos Origin SA+.........................................   2,464     139,009
   AXA SA.................................................. 209,114   8,480,377
   BNP Paribas SA..........................................  97,491  10,917,898
   Bouygues SA#............................................  55,240   4,953,976
   Business Objects SA+....................................  13,294     807,704
   Cap Gemini SA...........................................   4,900     285,643
   Carrefour SA#...........................................  21,404   1,648,560
   Casino Guichard-Perrachon SA............................   3,850     422,131
   Christian Dior SA.......................................     974     127,345
   Cie Generale de Geophysique-Veritas+....................     929     278,822
   CNP Assurances#.........................................  16,083   2,000,629
   Compagnie de St. Gobain#................................  23,918   2,359,453
   Compagnie Generale des Etablissements Michelin, Class B.   5,140     609,887
   Credit Agricole SA#.....................................  23,536     821,086
   Dassault Systemes SA....................................   2,057     119,890
   Eiffage SA..............................................     666      74,292
   Electricite de France...................................   3,581     435,346
   Essilor International SA#...............................  67,549   4,234,220
   Eurazeo.................................................     439      62,393
   France Telecom SA#......................................  93,300   3,538,176
   Gaz de France SA#.......................................  21,495   1,197,422
   Gecina SA...............................................     446      75,723
   Groupe Danone...........................................  15,573   1,373,551
   Hermes International#...................................   2,481     320,380
   Icade...................................................   1,167      85,265
   Imerys SA...............................................   1,134      95,960
   JC Decaux SA............................................   2,375      91,970
   Klepierre...............................................   2,474     126,812

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
France (continued)
 L'Oreal SA.................................................   8,946 $ 1,240,911
 Lafarge SA#................................................   9,855   1,558,121
 Lagardere SCA..............................................   4,553     365,655
 Legrand SA.................................................   1,687      59,058
 LVMH Moet Henessy Louis Vuitton SA#........................   8,751   1,062,786
 M6-Metropole Television....................................   2,356      63,839
 Natixis....................................................   6,542     132,266
 Neopost SA#................................................   1,153     123,059
 Neuf Cegetel...............................................   1,116      58,204
 PagesJaunes Groupe SA......................................   4,512      98,815
 Pernod Ricard SA#..........................................   3,132     691,717
 Peugeot SA.................................................   5,448     423,729
 PPR#.......................................................  23,222   3,911,589
 Publicis Groupe#...........................................   5,027     182,936
 Renault SA.................................................  17,206   2,507,234
 Safran SA#.................................................   5,960     115,206
 Sanofi-Aventis.............................................  36,487   3,464,735
 Schneider Electric SA#.....................................   7,882   1,092,586
 SCOR.......................................................   6,201     161,322
 Societe BIC SA.............................................  13,949   1,035,917
 Societe Des Autoroutes Paris-Rhin-Rhone....................     808      89,722
 Societe Generale#..........................................  13,325   2,040,642
 Societe Television Francaise 1.............................   4,211     116,214
 Sodexho Alliance SA#.......................................   3,409     215,333
 Suez SA (Brussels)+........................................  13,468         197
 Suez SA(Paris)#............................................ 102,639   6,795,938
 Technip SA#................................................   3,625     295,893
 Thales SA#.................................................   8,295     496,682
 Thomson#...................................................   8,725     135,829
 Total SA#.................................................. 146,768  11,872,240
 Unibail-Rodamco............................................   8,860   2,004,863
 Valeo SA...................................................   2,513     126,947
 Vallourec SA...............................................   1,705     481,725
 Veolia Environnement.......................................  12,525   1,153,752
 Vinci SA...................................................  14,653   1,160,138
 Vivendi Universal SA#......................................  78,487   3,607,966
 Wendel.....................................................     585      91,685
 Zodiac SA#.................................................   1,385      90,307
                                                                     -----------
                                                                      99,050,432
                                                                     -----------
Germany -- 7.3%
 Adidas AG..................................................   7,274     482,223
 Allianz SE#................................................  25,635   5,275,809
 Altana AG..................................................  16,582     410,385
 Arcandor AG+#..............................................   2,329      70,298
 BASF AG#...................................................  68,361   9,468,644
 Bayer AG#..................................................  25,940   2,142,302
 Bayerische Motoren Werke AG................................   5,914     360,442
 Beiersdorf AG#.............................................   3,150     253,841
 Bilfinger Berger AG........................................   5,600     455,644
 Celesio AG.................................................  17,732   1,024,559
 Commerzbank AG.............................................  64,338   2,529,760
 Continental AG.............................................   5,505     716,644
 DaimlerChrysler AG#........................................ 105,645  10,761,435
 Deutsche Bank AG#..........................................  35,317   4,611,612
 Deutsche Boerse AG.........................................  14,034   2,628,579
 Deutsche Lufthansa AG......................................   8,180     221,196
 Deutsche Post AG...........................................  23,801     807,738
 Deutsche Post AG (London)+.................................   4,152     141,104
 Deutsche Postbank AG.......................................  33,719   2,960,550
 Deutsche Telekom AG#....................................... 249,418   5,507,430
 Douglas Holding AG.........................................   8,638     528,110
 E.ON AG....................................................  27,203   5,540,876
 Fraport AG.................................................     573      44,177

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Germany (continued)
 Fresenius AG...............................................   1,382 $   114,029
 Fresenius Medical Care AG#.................................   6,767     377,516
 GEA Group AG+..............................................   5,712     206,863
 Heidelbergcement AG........................................     429      69,790
 Heidelberger Druckmaschinen AG#............................   8,829     278,976
 Henkel KGaA................................................   3,713     187,879
 Hochtief AG................................................   1,501     198,427
 Hypo Real Estate Holding AG#...............................   7,184     377,694
 Infineon Technologies AG+..................................  26,771     318,440
 IVG Immobilien AG#.........................................   3,315     130,560
 K+S AG.....................................................   1,326     270,668
 Linde AG#..................................................   8,739   1,142,479
 MAN AG.....................................................   4,028     647,502
 Merck KGaA.................................................   3,458     447,012
 Metro AG#..................................................   5,789     523,049
 MLP AG#....................................................     972      13,956
 Muenchener Rueckversicherungs-Gesellschaft AG#.............  17,965   3,261,631
 Premiere AG#+..............................................   1,708      26,814
 Puma AG Rudolf Dassler Sport#..............................     229      92,193
 Q-Cells AG+................................................   1,697     236,879
 Rheinmetall AG.............................................   2,541     208,375
 RWE AG#....................................................  15,893   2,170,221
 Salzgitter AG..............................................   4,444     710,266
 SAP AG#....................................................  80,396   4,096,048
 Siemens AG.................................................  49,485   7,507,764
 Solarworld AG#.............................................   2,993     178,620
 Suedzucker AG#.............................................   1,184      25,847
 ThyssenKrupp AG............................................  39,787   2,343,591
 TUI AG+#...................................................   7,622     214,415
 Volkswagen AG..............................................  10,285   2,467,096
 Wacker Chemie AG...........................................     280      78,174
 Wincor Nixdorf AG..........................................     562      48,439
                                                                     -----------
                                                                      85,914,571
                                                                     -----------
Gibraltar -- 0.0%
 PartyGaming PLC+...........................................  21,340      12,707
                                                                     -----------
Greece -- 0.9%
 Alpha Bank A.E.............................................  13,848     469,317
 Athens Stock Exchange SA...................................   1,067      31,486
 Coca-Cola Hellenic Bottling Co. SA.........................  97,398   4,124,621
 Cosmote Mobile Telecommunications SA.......................   4,606     176,161
 EFG Eurobank Ergasias......................................  11,171     392,430
 Folli-Follie SA............................................     295      11,794
 Hellenic Petroleum SA......................................   3,822      59,107
 Hellenic Technodomiki Tev SA...............................   2,129      27,982
 Hellenic Telecommunications Organization SA................  68,044   2,454,463
 Motor Oil Hellas Corinth Refineries SA.....................     792      16,988
 National Bank of Greece SA.................................  14,399     962,488
 OPAP SA....................................................   7,977     310,679
 Piraeus Bank SA............................................  17,720     683,064
 Public Power Corp..........................................   3,730     182,711
 Titan Cement Co. SA........................................   2,198      97,889
 Viohalco Hellenic Copper and Aluminum Industry SA..........  32,793     440,622
                                                                     -----------
                                                                      10,441,802
                                                                     -----------
Hong Kong -- 1.7%
 Bank of East Asia, Ltd..................................... 106,800     650,026
 BOC Hong Kong Holdings, Ltd................................ 279,500     726,675
 Cathay Pacific Airways, Ltd................................ 105,000     276,172
 Cheung Kong Holdings, Ltd.................................. 114,562   2,151,844
 CITIC International Financia Holdings Ltd..................  55,000      35,461
 CLP Holdings, Ltd.......................................... 100,000     679,833
 Fosun International+....................................... 122,000     149,485
 Hang Lung Group, Ltd.......................................  33,000     188,409
 Hang Lung Properties, Ltd.................................. 156,000     713,679

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Hong Kong (continued)
 Hang Seng Bank, Ltd........................................  57,888 $ 1,113,993
 Henderson Investment Ltd...................................  41,000      86,677
 Henderson Land Development Co., Ltd........................  67,000     591,271
 Hong Kong & China Gas Co., Ltd............................. 275,040     811,032
 Hong Kong Aircraft Engineering Co., Ltd....................   5,200     161,357
 Hong Kong Exchanges & Clearing, Ltd........................  80,500   2,449,417
 HongKong Electric Holdings, Ltd............................ 104,500     548,874
 Hopewell Holdings, Ltd.....................................  46,955     213,833
 Hutchison Whampoa, Ltd..................................... 161,000   1,918,604
 Hysan Development Co., Ltd.................................  49,000     140,982
 Link REIT.................................................. 161,500     351,613
 Melco International Development............................  55,000      88,453
 MTR Corp., Ltd............................................. 106,000     357,417
 New World Development Co., Ltd............................. 182,000     702,961
 PCCW, Ltd.................................................. 307,657     184,901
 Shun Tak Holdings, Ltd.....................................  86,000     130,791
 Sino Land Co., Ltd......................................... 106,000     377,606
 Sun Hung Kai Properties, Ltd............................... 103,282   2,152,417
 Swire Pacific, Ltd., Class A...............................  62,816     852,341
 Techtronic Industries Co., Ltd.............................     500         423
 Television Broadcasts, Ltd.................................  21,926     134,528
 Wharf Holdings, Ltd........................................  93,000     553,685
 Wheelock & Co., Ltd........................................  35,000     112,382
 Wing Hang Bank, Ltd........................................  13,245     166,430
                                                                     -----------
                                                                      19,773,572
                                                                     -----------
Ireland -- 0.7%
 Allied Irish Banks PLC.....................................  62,728   1,401,857
 Anglo Irish Bank Corp. PLC (Dublin)........................  13,000     226,702
 Bank of Ireland (Dublin)...................................  35,392     560,804
 C&C Group PLC..............................................       1           5
 CRH PLC (Dublin)...........................................  87,467   3,307,479
 DCC PLC....................................................   1,438      35,748
 Elan Corp PLC+.............................................  16,762     387,619
 Grafton Group PLC+.........................................       1           9
 Greencore Group PLC........................................  33,546     212,508
 Iaws Group PLC.............................................  16,243     351,775
 Independent News & Media PLC...............................       1           3
 Irish Life & Permanent PLC.................................   9,835     195,259
 Kerry Group PLC............................................  40,163   1,165,132
 Kingspan Group PLC (Ireland)...............................   4,594      97,049
 Paddy Power PLC (Dublin)...................................   2,791      87,349
 Ryanair Holdings+..........................................   7,244      51,720
 Ryanair Holdings PLC ADR+#.................................   1,252      50,794
 Smurfit Kappa Group PLC+...................................   4,279      74,494
                                                                     -----------
                                                                       8,206,306
                                                                     -----------
Isle of Man -- 0.0%
 Genting International PLC+................................. 183,000      91,047
                                                                     -----------
Italy -- 4.2%
 AEM SpA....................................................  16,078      67,506
 Alleanza Assicurazioni SpA#................................  15,122     199,614
 Arnoldo Mondadori Editore SpA#.............................   2,085      17,409
 Assicurazione Generali SpA#................................  47,835   2,187,749
 Atlantia SpA...............................................   9,202     349,430
 Autogrill SpA..............................................  42,158     739,828
 Banca Carige SpA...........................................   8,676      43,282
 Banca Intesa SpA (Milan)................................... 630,960   4,760,290
 Banca Monte dei Paschi di Siena SpA#.......................  39,453     220,535
 Banca Popolare di Milano Scarl#............................  27,254     393,199
 Banco Popolare Scarl+#.....................................  23,890     537,925
 Bulgari SpA................................................   5,358      79,317
 Enel SpA#.................................................. 674,993   8,069,309
 Eni SpA.................................................... 315,098  11,254,152
 Fiat SpA...................................................  58,606   1,612,867

                                                                          Value
                   Security Description                       Shares   (Note 2)(4)

----------------------------------------------------------------------------------
Italy (continued)
 Finmeccanica SpA...........................................    30,047 $   896,589
 Fondiaria-Sai SpA..........................................     2,461     107,718
 IFI - Istituto Finanziario Industriale SpA+................     2,058      73,101
 IFIL Investments SpA.......................................     6,494      67,073
 Intesa Sanpaolo SpA........................................   330,143   2,636,311
 Italcementi SpA RNC........................................     1,884      28,251
 Italcementi SpA#...........................................    72,965   1,513,422
 Lottomatica SpA#...........................................     2,437      83,174
 Luxottica Group SpA#.......................................     4,952     165,015
 Mediaset SpA...............................................    27,429     267,665
 Mediobanca SpA.............................................    17,531     394,436
 Mediolanum SpA#............................................     9,114      66,056
 Parmalat SpA...............................................   580,530   2,240,030
 Pirelli & C. SpA+..........................................   102,825     122,506
 Prysmian SpA+..............................................     4,822     120,982
 Saipem SpA.................................................     4,730     190,568
 Seat Pagine Gialle SpA.....................................   146,613      69,428
 Snam Rete Gas SpA#.........................................    31,450     199,333
 Telecom Italia SpA (Chi-X)................................. 1,767,769   5,611,712
 Telecom Italia SpA (Milan)#................................   215,281     536,143
 Terna Rete Elettrica Nazionale SpA#........................    42,881     167,960
 UniCredito Italiano SpA....................................   333,619   2,825,834
 Unione di Banche Italiane Scpa.............................    21,691     617,752
 Unipol Gruppo Finanziario SpA..............................    10,435      40,454
                                                                       -----------
                                                                        49,573,925
                                                                       -----------
Japan -- 17.9%
 Access Co., Ltd.+#.........................................         5      20,031
 ACOM Co., Ltd.#............................................     2,439      60,192
 Aderans Co., Ltd...........................................       700      11,149
 Advantest Corp.#...........................................     6,120     173,294
 Aeon Co., Ltd..............................................    24,430     374,766
 Aeon Credit Service Co., Ltd.#.............................     3,300      54,845
 Aeon Mall Co., Ltd.........................................     2,500      67,657
 AIFUL Corp.#...............................................     3,000      58,645
 Aioi Insurance Co., Ltd....................................    12,000      66,418
 Aisin Seiki Co., Ltd.......................................    89,200   3,608,873
 Ajinomoto Co., Inc.........................................    24,807     271,207
 Alfresa Holdings Corp......................................     1,100      63,281
 All Nippon Airways Co., Ltd................................    24,000      93,265
 Alps Electric Co., Ltd.#...................................     6,549      82,467
 Amada Co., Ltd.............................................    13,863     127,559
 Aoyama Trading Co., Ltd....................................     2,200      55,867
 Aozora Bank Ltd............................................    14,000      45,237
 Asahi Breweries, Ltd.#.....................................    15,595     270,780
 Asahi Glass Co., Ltd.#.....................................    35,249     490,282
 Asahi Kasei Corp...........................................    44,549     319,624
 Asatsu-DK, Inc.#...........................................       700      20,512
 Asics Corp.................................................     6,000      86,002
 Astellas Pharma, Inc.......................................    18,800     834,816
 Autobacs Seven Co., Ltd.#..................................       655      14,079
 Bank of Kyoto, Ltd.#.......................................    10,000     127,037
 Benesse Corp...............................................     2,614     108,224
 Bridgestone Corp.#.........................................    23,300     442,733
 Brother Industries, Ltd....................................     5,000      70,153
 Canon Marketing Japan, Inc.#...............................     2,900      59,187
 Canon, Inc.................................................    40,700   2,143,179
 Capcom Co., Ltd.#..........................................    50,000   1,347,254
 Casio Computer Co., Ltd....................................     9,092     115,979
 Central Glass Co., Ltd.....................................     4,000      14,699
 Central Japan Railway Co...................................        60     631,437
 Chiyoda Corp.#.............................................     5,000      64,547
 Chubu Electric Power Co., Inc..............................    25,400     706,873
 Chugai Pharmaceutical Co., Ltd.#...........................    10,736     187,738
 Chugoku Electric Power Co..................................     5,300     114,953

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Japan (continued)
 Chuo Mitsui Trust Holdings, Inc............................  30,000 $  257,976
 Circle K Sunkus Co., Ltd...................................   1,000     14,605
 Citizen Watch Co., Ltd.....................................  13,047    139,763
 Coca-Cola West Japan Co., Ltd.#............................   2,200     50,121
 COMSYS Holdings Corp.......................................   2,737     22,570
 Cosmo Oil Co., Ltd.........................................  21,000     85,803
 Credit Saison Co., Ltd.....................................   6,254    179,310
 CSK Holdings Corp..........................................   2,400     78,507
 Dai Nippon Printing Co., Ltd...............................  23,000    335,368
 Daicel Chemical Industries, Ltd.#..........................  10,427     61,473
 Daido Steel Co., Ltd.#.....................................  13,000     96,081
 Daifuku Co., Ltd.#.........................................   2,000     28,093
 Daihatsu Motor Co., Ltd....................................   3,000     29,996
 Daiichi Sankyo Co., Ltd.................................... 151,600  4,740,608
 Daikin Industries, Ltd.....................................  32,010  1,649,028
 Dainippon Ink and Chemicals, Inc...........................  24,180    121,728
 Dainippon Screen Manufacturing Co., Ltd.#..................     401      2,264
 Dainippon Sumitomo Pharma Co., Ltd.........................   3,000     24,353
 Daito Trust Construction Co., Ltd..........................   3,153    151,480
 Daiwa House Industry Co., Ltd..............................  19,070    252,289
 Daiwa Securities Group, Inc................................  51,045    514,407
 Denki Kagaku Kogyo Kabushiki Kaisha........................  17,226     89,627
 Denso Corp.................................................  43,600  1,774,337
 Dentsu, Inc................................................      74    189,535
 Dowa Mining Co., Ltd.......................................  10,000     70,397
 eAccess, Ltd.#.............................................      26     14,075
 East Japan Railway Co......................................     530  4,384,640
 Ebara Corp.#...............................................  14,000     50,688
 Edion Corp.#...............................................   1,600     19,991
 Eisai Co., Ltd.............................................   9,606    425,053
 Electric Power Development Co., Ltd........................   5,800    209,190
 Elpida Memory, Inc.+#......................................   3,800    128,398
 FamilyMart Co., Ltd........................................   2,156     63,815
 Fanuc, Ltd.................................................   7,300    763,854
 Fast Retailing Co., Ltd.#..................................   2,100    138,266
 Fuji Electric Holdings Co., Ltd.#..........................  22,000     81,460
 Fuji Heavy Industries Ltd.................................. 111,000    551,999
 Fuji Soft ABC, Inc.#.......................................     600     10,055
 Fuji Television Network, Inc...............................      18     29,286
 FUJIFILM Holdings Corp.....................................  18,673    822,268
 Fujikura, Ltd..............................................  14,000     68,915
 Fujitsu, Ltd...............................................  71,448    500,096
 Fukuoka Financial Group, Inc...............................  29,000    190,656
 Furukawa Electric Co., Ltd.................................  25,000    108,002
 Futaba Industrial Co., Ltd.................................  40,000  1,088,502
 Glory, Ltd.................................................  26,300    713,854
 Goodwill Group, Inc.+#.....................................      27      6,797
 Gunma Bank, Ltd............................................  14,000    102,727
 Gunze, Ltd.................................................   4,017     16,816
 H20 Retailing Corp.........................................   3,120     25,939
 Hakuhodo DY Holdings, Inc..................................     890     52,109
 Hankyu Hanshin Holdings, Inc.#.............................  46,600    216,728
 Haseko Corp.+..............................................  40,500     80,860
 Hikari Tsushin, Inc.#......................................   1,100     33,812
 Hino Motors, Ltd...........................................   9,000     54,988
 Hirose Electric Co., Ltd...................................   1,281    144,414
 Hitachi Cable, Ltd.........................................   6,000     38,729
 Hitachi Chemical Co., Ltd..................................   4,000     94,808
 Hitachi Construction Machinery Co., Ltd....................   4,100    147,625
 Hitachi High-Technologies Corp.............................   2,700     60,514
 Hitachi Metals, Ltd........................................   3,000     41,336
 Hitachi, Ltd............................................... 127,849    893,851
 Hokkaido Electric Power Co., Inc...........................   7,000    154,354
 Hokuhoku Financial Group, Inc..............................  45,177    145,665
 Hokuriku Electric Power Co.................................   3,300     76,772

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Japan (continued)
 Honda Motor Co., Ltd.......................................  59,400 $2,041,969
 House Foods Corp.#.........................................   1,383     24,629
 Hoya Corp..................................................  15,800    548,058
 Ibiden Co., Ltd............................................   4,900    387,609
 Idemitsu Kosan Co., Ltd.#..................................     800     90,155
 IHI Corp...................................................  50,596    116,067
 Inpex Holdings, Inc........................................      32    331,672
 Isetan Co., Ltd............................................   7,394    108,281
 Isuzu Motors, Ltd..........................................  27,000    125,111
 Ito En, Ltd.#..............................................   2,300     54,289
 ITOCHU Corp................................................  57,000    606,345
 ITOCHU Techno-Solutions Corp.#.............................   1,200     42,884
 J Front Retailing Co., Ltd.+...............................  15,867    144,359
 Jafco Co., Ltd.............................................   1,300     48,943
 Japan Airlines Corp.+#.....................................  35,000     84,199
 Japan Petroleum Exploration Co.............................   1,100     86,662
 Japan Prime Reality Investment Corp.#......................      20     82,609
 Japan Real Estate Investment Corp.#........................      14    177,836
 Japan Retail Fund Investment Corp..........................      13     85,443
 Japan Steel Works, Ltd..................................... 233,000  3,430,347
 Japan Tobacco, Inc.........................................   1,012  5,732,184
 JFE Holdings, Inc..........................................  22,300  1,223,930
 JGC Corp...................................................  97,282  1,809,795
 JS Group Corp.#............................................  10,175    163,014
 JSR Corp...................................................   6,900    167,008
 JTEKT Corp.#...............................................   7,400    127,907
 Jupiter Telecommunications Co.+............................      86     69,447
 Kajima Corp................................................  35,000    114,464
 Kamigumi Co., Ltd..........................................  10,135     79,096
 Kaneka Corp................................................  11,081     91,224
 Kansai Paint Co., Ltd......................................   8,000     59,494
 Kao Corp...................................................  20,000    604,382
 Kawasaki Heavy Industries, Ltd.#...........................  54,842    181,177
 Kawasaki Kisen Kaisha, Ltd.................................  21,631    260,944
 KDDI Corp..................................................     304  2,157,339
 Keihin Electric Express Railway Co., Ltd.#.................  16,582    108,526
 Keio Corp..................................................  22,000    138,218
 Keisei Electric Railway Co., Ltd...........................  11,000     64,192
 Keyence Corp...............................................   1,300    302,510
 Kikkoman Corp..............................................   5,531     75,995
 Kinden Corp................................................   4,036     32,936
 Kintetsu Corp.#............................................  62,072    205,980
 Kirin Brewery Co., Ltd.#...................................  29,937    473,176
 KK DaVinci Advisors+#......................................      21     20,999
 Kobe Steel, Ltd............................................ 100,000    329,373
 Kokuyo Co., Ltd.#..........................................   1,662     14,890
 Komatsu, Ltd............................................... 117,300  3,574,000
 Komori Corp................................................   1,905     45,404
 Konami Corp.#..............................................   3,561    105,064
 Konica Minolta Holdings, Inc............................... 147,836  2,834,801
 Kose Corp..................................................     700     17,956
 Kubota Corp................................................  42,000    310,233
 Kuraray Co., Ltd...........................................  13,461    165,599
 Kurita Water Industries, Ltd.#.............................   4,210    123,210
 Kyocera Corp...............................................   6,143    551,331
 Kyowa Hakko Kogyo Co., Ltd.#...............................  11,265    127,715
 Kyushu Electric Power Co., Inc.............................  14,400    390,833
 Lawson, Inc................................................   2,300     83,791
 Leopalace21 Corp...........................................   4,900    144,839
 Mabuchi Motor Co., Ltd.....................................   1,000     64,843
 Makita Corp................................................   4,300    191,355
 Marubeni Corp..............................................  62,000    476,046
 Marui Co., Ltd.............................................  11,296    115,574
 Matsui Securities Co., Ltd.#...............................   4,700     38,795
 Matsumotokiyoshi Holdings Co., Ltd.+#......................     800     15,875

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Japan (continued)
 Matsushita Electric Industrial Co., Ltd....................  75,000 $1,518,484
 Matsushita Electric Works, Ltd.............................  14,000    146,151
 Mazda Motor Corp...........................................  17,000     91,338
 MEDICEO Holdings Co., Ltd..................................   5,600     77,620
 Meiji Dairies Corp.#.......................................  10,000     50,492
 Meiji Seika Kaisha, Ltd.#..................................   6,975     30,723
 Meitec Corp.#..............................................     716     23,890
 Millea Holdings, Inc.......................................  28,300    996,046
 Minebea Co., Ltd...........................................  13,125     81,842
 Mitsubishi Chemical Holdings Corp..........................  44,500    356,290
 Mitsubishi Corp............................................ 136,501  3,946,763
 Mitsubishi Electric Corp................................... 162,000  1,848,348
 Mitsubishi Estate Co., Ltd.................................  44,750  1,206,183
 Mitsubishi Gas Chemical Co., Inc...........................  14,864    153,830
 Mitsubishi Heavy Industries, Ltd........................... 123,000    598,177
 Mitsubishi Logistics Corp..................................   5,000     60,703
 Mitsubishi Materials Corp..................................  42,000    213,882
 Mitsubishi Motor Corp.+....................................  68,000    128,516
 Mitsubishi Rayon Co., Ltd.#................................  21,042    113,924
 Mitsubishi Tanabe Pharma Corp..............................   8,000     76,820
 Mitsubishi UFJ Financial Group, Inc........................ 330,780  3,241,479
 Mitsubishi UFJ Lease & Finance Co., Ltd....................   1,530     53,997
 Mitsui & Co., Ltd.......................................... 224,331  5,187,183
 Mitsui Chemicals, Inc......................................  24,000    175,681
 Mitsui Engineering & Shipbuilding Co., Ltd.#............... 178,668    818,340
 Mitsui Fudosan Co., Ltd....................................  32,000    824,574
 Mitsui Mining & Smelting Co., Ltd..........................  20,977     90,417
 Mitsui O.S.K. Lines, Ltd................................... 311,000  4,660,363
 Mitsui Sumitomo Insurance Co., Ltd.........................  45,996    502,640
 Mitsukoshi, Ltd.#..........................................  16,000     78,519
 Mitsumi Electric Co., Ltd..................................   3,100    121,990
 Mizuho Financial Group, Inc................................     376  2,021,801
 Mizuho Trust & Banking Co., Ltd............................  24,000     43,846
 Murata Manufacturing Co., Ltd..............................   8,173    478,927
 NamCo Bandai Holdings, Inc.................................   7,818    130,485
 NEC Corp...................................................  77,441    361,104
 NEC Electronics Corp.+#....................................   1,500     41,778
 NGK Insulators, Ltd........................................   9,537    295,024
 NGK Spark Plug Co., Ltd.#..................................   6,455    114,442
 NHK Spring Co., Ltd.#......................................   6,000     60,514
 Nichirei Corp..............................................   5,213     21,772
 Nidec Corp.#...............................................  39,160  2,945,463
 Nikko Cordial Corp.#.......................................  15,000    223,512
 Nikon Corp.#............................................... 136,485  4,274,634
 Nintendo Co., Ltd..........................................  11,300  6,946,156
 Nippon Building Fund, Inc.#................................      17    244,992
 Nippon Electric Glass Co., Ltd.............................  13,000    218,218
 Nippon Express Co., Ltd....................................  29,879    151,485
 Nippon Kayaku Co., Ltd.#...................................   4,000     32,580
 Nippon Light Metal Co., Ltd.#..............................  10,000     17,746
 Nippon Meat Packers, Inc...................................   7,000     68,877
 Nippon Mining Holdings, Inc................................  34,000    249,097
 Nippon Oil Corp............................................  47,000    393,180
 Nippon Paper Group, Inc.#..................................      33     96,170
 Nippon Sheet Glass Co., Ltd................................  22,067    121,089
 Nippon Shokubai Co., Ltd...................................   4,502     43,521
 Nippon Steel Corp.#........................................ 420,389  2,537,942
 Nippon Telegraph and Telephone Corp........................     198    895,557
 Nippon Yusen Kabushiki Kaisha..............................  42,000    364,699
 Nipponkoa Insurance Co., Ltd...............................  13,000    124,016
 Nishi-Nippon City Bank, Ltd................................  26,000     72,912
 Nishimatsu Construction Co., Ltd.#.........................   5,571     15,717
 Nissan Chemical Industries, Ltd............................  70,000    955,627
 Nissan Motor Co., Ltd.#.................................... 226,100  2,593,948
 Nisshin Seifun Group, Inc..................................   7,463     73,808

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Japan (continued)
 Nisshin Steel Co., Ltd.#...................................  30,000 $  111,792
 Nisshinbo Industries, Inc.#................................   5,532     73,891
 Nissin Food Products Co., Ltd.#............................   3,455    123,097
 Nitori Co., Ltd............................................   1,400     68,565
 Nitto Denko Corp.#.........................................   6,307    326,800
 NOK Corp...................................................  48,300    981,958
 Nomura Holdings, Inc.#..................................... 172,400  3,087,613
 Nomura Real Estate Holdings, Inc...........................   2,000     54,084
 Nomura Real Estate Office Fund, Inc........................       9     92,672
 Nomura Research Institute, Ltd............................. 120,200  4,272,174
 NSK, Ltd.#.................................................  16,077    154,731
 NTN Corp.#.................................................  14,277    125,272
 NTT Data Corp.#............................................      49    222,477
 NTT DoCoMo, Inc............................................     612    971,536
 NTT Urban Development Corp.................................      44     88,654
 Obayashi Corp..............................................  23,861    121,064
 Obic Co, Ltd.#.............................................     270     51,512
 Odakyu Electric Railway Co., Ltd.#.........................  23,000    166,872
 OJI Paper Co., Ltd.#.......................................  31,528    150,627
 Oki Electric Industry Co., Ltd.+#..........................  12,000     20,397
 OKUMA Corp.................................................   5,000     57,821
 Okumura Corp.#.............................................   3,977     18,172
 Olympus Corp...............................................  33,206  1,369,541
 Omron Corp.................................................   8,084    211,501
 Ono Pharmaceutical Co., Ltd................................   1,800     91,860
 Onward Kashiyama Co., Ltd..................................   5,944     64,528
 ORACLE Corp.#..............................................   1,400     63,123
 Oriental Land Co., Ltd.#...................................   1,771    107,986
 ORIX Corp..................................................   3,500    719,622
 Osaka Gas Co., Ltd.........................................  76,188    302,802
 Osaka Titanium Technologies Co.#...........................  10,700    830,461
 OSG Corp.#.................................................   1,600     17,908
 Otsuka Corp................................................     600     53,503
 Pioneer Corp.#.............................................   5,911     56,460
 Promise Co., Ltd.#.........................................   2,850     80,219
 QP Corp.#..................................................   2,000     20,493
 Rakuten, Inc.+#............................................     249    127,956
 Resona Holdings, Inc.#.....................................     218    431,567
 Ricoh Co., Ltd.............................................  25,000    469,411
 Rinnai Corp.#..............................................     800     27,497
 Rohm Co., Ltd..............................................   3,808    348,520
 Round One Corp.#...........................................       7     16,982
 Ryohin Keikaku Co., Ltd....................................     500     30,977
 Sanken Electric Co., Ltd.#.................................   3,000     15,991
 Sankyo Co., Ltd............................................   2,000     90,188
 Santen Pharmaceutical Co., Ltd.............................   2,700     66,070
 Sanwa Shutter Corp.........................................   5,000     24,942
 Sanyo Electric Co., Ltd.+#.................................  61,000    116,797
 Sapporo Hokuyo Holdings, Inc...............................      11    114,500
 Sapporo Holdings, Ltd.#....................................   9,000     73,557
 SBI E*Trade Securities Co., Ltd.#..........................      55     55,709
 SBI Holdings, Inc.#........................................     355    106,446
 Secom Co., Ltd.............................................   7,959    440,762
 Sega Sammy Holdings, Inc.#.................................   7,600     96,472
 Seiko Epson Corp.#.........................................   4,900    109,307
 Seino Holdings Corp........................................   2,893     21,141
 Sekisui Chemical Co., Ltd.#................................  16,925    115,894
 Sekisui House, Ltd.........................................  19,000    242,694
 Seven & I Holdings Co., Ltd................................  31,400    788,572
 Sharp Corp.#...............................................  38,330    631,786
 Shikoku Electric Power Co..................................   3,500     98,907
 Shimachu Co., Ltd..........................................     897     26,540
 Shimamura Co., Ltd.#.......................................     800     82,765
 Shimano, Inc.#.............................................   2,540     95,815
 Shimizu Corp...............................................  22,559     97,532

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Japan (continued)
 Shin-Etsu Chemical Co., Ltd................................  15,726 $  936,509
 Shinko Electric Industries Co., Ltd........................   2,600     56,943
 Shinko Securities Co., Ltd.................................  20,000     89,317
 Shinsei Bank, Ltd.#........................................  60,000    214,877
 Shionogi & Co., Ltd........................................  11,507    223,561
 Shiseido Co., Ltd..........................................  13,000    313,164
 Showa Denko K.K.#..........................................  42,798    146,933
 Showa Shell Sekiyu K.K.#...................................   7,200     83,004
 SMC Corp...................................................   2,200    255,520
 Softbank Corp.#............................................  28,200    650,821
 Sojitz Corp................................................  44,600    177,170
 Sompo Japan Insurance, Inc.................................  32,000    309,902
 Sony Corp.#................................................  78,262  4,224,781
 Sony Financial Holdings, Inc.+.............................      33    124,736
 Square Enix Co., Ltd.......................................   1,900     60,190
 Stanley Electric Co., Ltd..................................   5,700    140,354
 Sumco Corp.................................................   4,400    137,216
 Sumitomo Chemical Co., Ltd.................................  60,000    512,083
 Sumitomo Corp..............................................  40,500    607,064
 Sumitomo Electric Industries, Ltd..........................  28,587    439,232
 Sumitomo Heavy Industries, Ltd.............................  22,000    239,146
 Sumitomo Metal Industries, Ltd............................. 156,000    691,966
 Sumitomo Metal Mining Co., Ltd.............................  65,341  1,356,597
 Sumitomo Mitsui Financial Group, Inc.#.....................     251  2,193,506
 Sumitomo Osaka Cement Co., Ltd.............................   7,796     15,410
 Sumitomo Realty & Development Co., Ltd.....................  14,000    425,416
 Sumitomo Rubber Industries, Ltd............................   6,600     64,431
 Suruga Bank, Ltd.#......................................... 137,000  1,750,159
 Suzuken Co., Ltd...........................................   2,600     85,964
 Suzuki Motor Corp.#........................................  82,700  2,700,798
 T&D Holdings, Inc..........................................   7,509    436,665
 Taiheiyo Cement Corp.#.....................................  35,000     84,580
 Taisei Corp................................................  36,384    107,912
 Taisho Pharmaceutical Co., Ltd.............................   5,000     97,950
 Taiyo Nippon Sanso Corp.#..................................  10,000     98,635
 Taiyo Yuden Co., Ltd.......................................   3,000     50,764
 Takara Holdings, Inc.#.....................................   3,794     23,680
 Takashimaya Co., Ltd.#.....................................  11,000    136,185
 Takeda Pharmaceutical Co., Ltd.............................  52,200  3,373,221
 Takefuji Corp..............................................   4,210    108,219
 TDK Corp...................................................   4,700    335,081
 Teijin, Ltd................................................  34,277    148,802
 Terumo Corp................................................  56,400  2,849,295
 The 77 Bank, Ltd...........................................  13,000     87,910
 The Bank of Yokohama, Ltd.................................. 425,000  3,287,242
 The Chiba Bank, Ltd........................................ 389,000  3,349,941
 The Hachijuni Bank, Ltd....................................  15,000    118,998
 The Hiroshima Bank, Ltd.#..................................  19,000    112,114
 The Joyo Bank, Ltd.........................................  24,723    148,907
 The Kansai Electric Power Co., Inc.........................  29,400    755,536
 The Shizuoka Bank, Ltd.....................................  22,163    263,173
 The Sumitomo Trust & Banking Co., Ltd......................  48,000    400,000
 THK Co., Ltd.#.............................................   4,900     89,748
 TIS, Inc...................................................     768     15,002
 Tobu Railway Co., Ltd.#....................................  30,624    148,451
 Toda Corp.#................................................   4,683     24,979
 Toho Co., Ltd..............................................   4,400     98,676
 Toho Titanium Co., Ltd.#...................................   1,100     36,623
 Tohoku Electric Power Co., Inc.............................  16,316    375,776
 Tokai Rika Co., Ltd........................................   1,900     57,533
 Tokuyama Corp.#............................................   8,000     83,738
 Tokyo Broadcasting System, Inc.............................   1,500     34,985
 Tokyo Electric Power Co., Inc..............................  46,400  1,268,500
 Tokyo Electron, Ltd........................................   6,600    407,607
 Tokyo Gas Co., Ltd.........................................  86,077    428,839

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

---------------------------------------------------------------------------------
Japan (continued)
 Tokyo Seimitsu Co., Ltd.#..................................     700 $     17,665
 Tokyo Steel Manufacturing Co., Ltd.........................   4,200       53,906
 Tokyo Tatemono Co., Ltd.#..................................  11,000      129,920
 Tokyu Corp.#...............................................  42,426      296,252
 Tokyu Land Corp............................................  16,000      151,139
 TonenGeneral Sekiyu K.K.#..................................  11,000      114,419
 Toppan Printing Co., Ltd...................................  21,477      211,120
 Toray Industries, Inc.#....................................  50,992      413,557
 Toshiba Corp.#............................................. 266,618    2,182,135
 Tosoh Corp.................................................  17,718       86,932
 Toto, Ltd.#................................................  10,771       85,907
 Toyo Seikan Kaisha, Ltd....................................   6,226      108,731
 Toyo Suisan Kaisha, Ltd....................................   3,000       56,287
 Toyo Tanso Co., Ltd.#......................................  32,000    3,078,277
 Toyobo Co., Ltd.#..........................................     876        1,876
 Toyoda Gosei Co., Ltd......................................   2,500       89,887
 Toyota Boshoku Corp........................................  67,500    2,263,234
 Toyota Industries Corp.....................................   6,800      285,560
 Toyota Motor Corp.......................................... 193,149   10,876,133
 Toyota Tsusho Corp.#.......................................  78,100    2,268,199
 Trend Micro, Inc.+.........................................   4,000      161,504
 Ube Industries, Ltd........................................  36,463      132,953
 Uni-Charm Corp.............................................   1,500       97,102
 UNY Co., Ltd...............................................   6,295       55,793
 Urban Corp.................................................   6,400      103,100
 Ushio, Inc.................................................   4,300       93,234
 USS Co, Ltd................................................     940       60,632
 Wacoal Corp................................................   2,000       25,656
 West Japan Railway Co......................................      64      313,101
 Yahoo! Japan Corp..........................................     576      275,998
 Yakult Honsha Co., Ltd.#...................................   4,058       99,796
 Yamada Denki Co., Ltd.#....................................   9,300    1,077,557
 Yamaha Corp................................................   6,651      161,010
 Yamaha Motor Co., Ltd......................................   7,000      189,896
 Yamaichi Securities Co., Ltd. ADR+#(5)(6)..................   6,000            0
 Yamato Kogyo Co., Ltd......................................  16,600      710,030
 Yamato Transport Co., Ltd..................................  14,923      207,719
 Yamazaki Baking Co., Ltd.#.................................   4,513       45,937
 Yaskawa Electric Corp.#....................................   8,000      105,463
 Yokogawa Electric Corp.....................................   8,200       91,778
 Zeon Corp..................................................   7,000       46,532
                                                                     ------------
                                                                      210,220,291
                                                                     ------------
Luxembourg -- 0.2%
 Acergy SA#.................................................   6,834      145,059
 ArcelorMittal..............................................  32,330    2,391,038
 Millicom International Cellular SA SDR+....................   1,150      138,577
 Oriflame Cosmetics SA SDR..................................     756       45,979
 SES Global.................................................   5,399      135,702
 Stolt-Nielsen SA#..........................................     648       16,203
                                                                     ------------
                                                                        2,872,558
                                                                     ------------
Netherlands -- 2.0%
 ABN Amro Holding NV........................................   3,531      184,974
 Aegon NV................................................... 166,872    2,984,138
 Akzo Nobel NV..............................................   9,711      745,161
 ASML Holding NV+...........................................  61,030    2,117,132
 Corio NV...................................................   1,442      122,344
 Corporate Express NV.......................................   2,601       23,145
 European Aeronautic Defense and Space Co.#.................  11,629      372,751
 Fugro NV...................................................   2,074      170,664
 Hagemeyer NV#..............................................  10,535       71,735
 Heineken Holding NV........................................   1,970      109,726
 Heineken NV................................................   8,752      572,147
 ING Groep NV...............................................  67,124    2,582,494

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares  (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Netherlands (continued)
 James Hardie Industries NV#................................  35,383 $   197,377
 Koninklijke Ahold NV+...................................... 251,848   3,580,287
 Koninklijke DSM DV.........................................  14,241     704,448
 Koninklijke KPN NV.........................................  68,896   1,266,879
 Koninklijke Philips Electronics NV.........................  40,827   1,698,946
 Oce NV#....................................................  10,414     188,911
 Qiagen NV+#................................................   3,211      67,881
 Randstad Holding NV........................................   1,874      88,837
 Reed Elsevier NV...........................................  63,951   1,177,884
 SBM Offshore NV............................................   5,038     175,270
 STMicroelectronics NV#.....................................  24,389     374,683
 TNT NV.....................................................  16,795     687,418
 TomTom NV+.................................................   1,824     173,131
 Unilever NV#...............................................  65,855   2,314,699
 Vedior NV..................................................   6,211     154,661
 Wereldhave NV..............................................     372      41,046
 Wolters Kluwer NV..........................................  10,478     323,870
                                                                     -----------
                                                                      23,272,639
                                                                     -----------
New Zealand -- 0.1%
 Auckland International Airport, Ltd.#......................  73,941     160,183
 Contact Energy, Ltd.#......................................  21,813     144,712
 Fisher & Paykel Appliances Holdings, Ltd.#.................  10,228      26,726
 Fisher & Paykel Healthcare Corp.#..........................  19,263      46,261
 Fletcher Building, Ltd.#...................................  37,661     340,362
 Kiwi Income Property Trust.................................  27,077      28,492
 Sky City Entertainment Group, Ltd.#........................  35,048     128,017
 Sky Network Television, Ltd.#..............................   7,361      31,211
 Telecom Corp. of New Zealand, Ltd.#........................ 135,848     447,596
 Vector, Ltd.#..............................................   9,457      17,213
                                                                     -----------
                                                                       1,370,773
                                                                     -----------
Norway -- 1.6%
 Aker Kvaerner ASA..........................................   5,860     166,794
 DnB NOR ASA................................................ 226,144   3,538,227
 DNO ASA+...................................................  14,600      26,234
 Lighthouse Caledonia ASA+..................................     789       1,351
 Marine Harvest+#...........................................  92,900      57,998
 Norsk Hydro ASA............................................ 234,985   3,234,424
 Norske Skogindustrier ASA#.................................  13,176      94,444
 Ocean RIG ASA+#............................................   3,200      25,100
 Orkla ASA..................................................  29,585     533,577
 Petroleum Geo-Services ASA+................................  80,634   2,305,032
 Renewable Energy Corp. AS+#................................   6,150     300,646
 Schibsted ASA#.............................................     841      38,223
 Statoil ASA................................................ 156,699   5,086,633
 Storebrand ASA#............................................  20,497     227,577
 Tandberg ASA...............................................  86,542   1,937,178
 Telenor ASA+...............................................  29,997     694,870
 TGS Nopec Geophysical Co. ASA+#............................   1,930      26,441
 Tomra Systems ASA#.........................................   2,758      17,902
 Yara International ASA.....................................   6,236     236,674
                                                                     -----------
                                                                      18,549,325
                                                                     -----------
Portugal -- 0.5%
 Banco BPI SA...............................................   8,145      64,665
 Banco Comercial Portugues SA...............................  64,507     280,749
 Banco Espirito Santo SA....................................  35,379     819,537
 Brisa-Auto Estradas de Portugal SA.........................  10,718     161,971
 Cimpor Cimentos de Portugal SGPS SA........................   7,202      64,339
 Energias de Portugal SA....................................  71,846     484,896
 Jeronimo Martins SGPS SA................................... 483,959   3,882,518
 Portugal Telecom SGPS SA...................................  28,230     384,791

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Portugal (continued)
 PT Multimedia-Servicos de Telecomunicacoes e Multimedia
   SGPS SA..................................................   7,464 $   103,450
 Sonae Industria SGPS SA+...................................   1,125      12,751
 Sonae SGPS SA..............................................  28,517      85,008
                                                                     -----------
                                                                       6,344,675
                                                                     -----------
Singapore -- 1.0%
 Allgreen Properties, Ltd.#.................................  54,816      60,961
 Ascendas Real Estate Investment Trust......................  76,000     122,708
 CapitaCommercial Trust.....................................  74,000     115,385
 CapitaLand, Ltd.#.......................................... 116,000     563,285
 CapitaMall Trust...........................................  88,000     196,522
 Chartered Semiconductor Manufacturing, Ltd.+#..............   1,000         683
 City Developments, Ltd.....................................  37,000     369,642
 ComfortDelGro Corp., Ltd................................... 141,000     186,016
 Cosco Corp. Singapore, Ltd.#...............................  59,000     291,538
 DBS Group Holdings, Ltd....................................  86,000   1,194,047
 Fraser and Neave, Ltd......................................  63,730     255,322
 Haw Par Corp., Ltd.#.......................................   4,429      21,109
 Jardine Cycle & Carriage, Ltd..............................  11,059     160,500
 Keppel Corp., Ltd..........................................  83,000     772,427
 Keppel Land, Ltd.#.........................................  27,706     143,527
 Neptune Orient Lines, Ltd.#................................  34,000      98,606
 Olam International, Ltd.#..................................  48,000     102,648
 Overseas-Chinese Banking Corp., Ltd........................ 190,000   1,120,384
 Parkway Holdings, Ltd.#....................................  47,000     123,364
 SembCorp Industries, Ltd...................................  67,360     261,895
 SembCorp Marine, Ltd.......................................  62,600     191,029
 Singapore Airlines, Ltd....................................  38,890     482,221
 Singapore Exchange, Ltd....................................  60,000     588,651
 Singapore Land, Ltd........................................   9,488      51,776
 Singapore Petroleum Co., Ltd...............................   6,943      36,935
 Singapore Post, Ltd.#......................................  55,000      41,487
 Singapore Press Holdings, Ltd.............................. 114,250     358,950
 Singapore Technologies Engineering, Ltd.................... 102,000     267,799
 Singapore Telecommunications, Ltd.......................... 601,860   1,613,003
 SMRT Corp, Ltd.#...........................................  26,000      28,989
 Suntec Real Estate Investment Trust#.......................   1,000       1,074
 United Overseas Bank, Ltd.#................................  92,000   1,263,076
 United Overseas Land, Ltd..................................  39,700     124,446
 Venture Corp., Ltd.........................................  18,000     157,701
 Wilmar International, Ltd..................................  31,000      93,343
 Wing Tai Holdings, Ltd.#...................................  20,000      36,334
 Yanlord Land Group.........................................  34,000      87,818
                                                                     -----------
                                                                      11,585,201
                                                                     -----------
Spain -- 4.1%
 Abertis Infraestructuras SA................................   9,123     305,045
 Acciona SA#................................................   1,362     461,614
 Acerinox SA#...............................................  87,134   2,339,421
 Actividades de Construccion y Servicios SA.................  68,979   4,441,967
 Altadis SA#................................................   9,149     664,050
 Antena 3 de Television SA#.................................  14,765     226,753
 Banco Bilbao Vizcaya Argentaria SA#........................ 133,894   3,317,890
 Banco de Sabadell SA.......................................  17,490     203,417
 Banco Popular Espanol SA#..................................  30,394     536,187
 Banco Santander Central Hispano SA......................... 362,342   7,767,962
 Bankinter SA...............................................   4,963     104,335
 Cintra Concesiones de Infraestructuras de Transporte SA#...   7,738     123,640
 Ebro Puleva SA#............................................       1          20
 Endesa SA..................................................  36,986   2,034,021
 Fomento de Construcciones y Contratas SA#..................   1,633     138,218
 Gamesa Corp. Tecnologica SA................................   6,085     275,932
 Gas Natural SDG, SA#.......................................   4,000     245,829

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                          Value
                   Security Description                       Shares   (Note 2)(4)
----------------------------------------------------------------------------------
COMMON STOCK (continued)
Spain (continued)
 Gestevision Telecinco SA#..................................     3,525 $    94,919
 Grupo Ferrovial SA#........................................     2,254     193,586
 Iberdrola SA (Euro)+.......................................    67,220   1,109,648
 Iberdrola SA...............................................    66,579   1,096,331
 Iberia Lineas Aereas de Espana SA..........................    17,020      80,254
 Indra Sistemas SA..........................................     4,105     112,096
 Industria de Diseno Textil SA#.............................     7,793     540,958
 Mapfre SA#.................................................   212,521     970,848
 Promotora de Informaciones SA..............................     2,737      47,549
 Red Electrica de Espana....................................     3,866     238,560
 Repsol YPF SA..............................................    39,060   1,441,405
 Sacyr Vallehermoso SA#.....................................     3,050     134,901
 Sociedad General de Aguas de Barcelona SA, Class A#........    68,466   2,760,006
 Sogecable SA+..............................................     1,721      60,999
 Telefonica SA#.............................................   462,709  15,487,405
 Union Fenosa SA#...........................................     3,799     262,564
 Zardoya Otis SA#...........................................     4,118     131,152
 Zeltia SA#.................................................     2,889      29,272
                                                                       -----------
                                                                        47,978,754
                                                                       -----------
Sweden -- 2.9%
 Alfa Laval AB..............................................    10,851     698,889
 Assa Abloy AB, Class B.....................................    11,052     229,870
 Atlas Copco AB, Class A....................................    24,006     352,792
 Atlas Copco AB, Class B....................................    14,126     193,234
 Axfood AB..................................................    21,319     811,382
 Billerud AB#...............................................    79,992     925,885
 Boliden AB.................................................    20,050     283,654
 Castellum AB...............................................     2,816      32,331
 D. Carnegie & Co. AB#......................................     1,273      24,583
 Electrolux AB, Class B.....................................   139,913   2,357,433
 Elekta AB, Class B#........................................     1,539      26,119
 Eniro AB...................................................    27,791     303,064
 Fabege AB..................................................     2,400      27,271
 Getinge AB, Class B........................................     6,182     155,705
 Hennes & Mauritz AB, Class B...............................    16,938   1,060,542
 Hoganas AB#................................................       431      10,011
 Holmen AB#.................................................    58,569   2,256,748
 Husqvarna AB, Class B......................................    58,313     625,660
 Investor AB, Class B.......................................     8,200     192,490
 Kungsleden AB#.............................................   148,600   1,761,587
 Kungsleden AB Redemption Shares+#..........................   150,500     270,855
 Lundin Petroleum AB+#......................................     8,287      93,520
 Modern Times Group AB, Class B.............................     1,840     120,814
 Nobia AB...................................................     2,650      24,687
 Nordea Bank AB.............................................   371,826   6,245,341
 OMX AB.....................................................     4,537     189,315
 Sandvik AB.................................................    33,700     609,744
 SAS AB+....................................................   114,881   1,755,468
 Scania AB, Class B.........................................    12,824     321,501
 Securitas AB, Class B......................................    11,304     154,547
 Securitas Direct AB, Class B+..............................     5,704      24,092
 Securitas Systems AB, Class B..............................     5,704      18,014
 Skandinaviska Enskilda Banken AB, Class A..................    55,727   1,559,355
 Skanska AB, Class B........................................    13,332     260,108
 SKF AB, Class B............................................    14,577     256,935
 Ssab Svenskt Stal AB, Class A..............................     6,511     179,191
 Ssab Svenskt Stal AB, Class B..............................     3,035      75,924
 Svenska Cellulosa AB, Class B..............................    20,009     357,276
 Svenska Handelsbanken AB, Class A..........................    45,260   1,439,808
 Swedbank AB, Class A.......................................     6,500     209,548
 Swedish Match AB...........................................     9,618     222,153
 Tele2 AB, Class B..........................................    10,814     246,654
 Telefonaktiebolaget LM Ericsson, Class B................... 1,918,157   4,689,820
 TeliaSonera AB.............................................    80,044     764,766

                                                                        Value
                   Security Description                      Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Sweden (continued)
 Trelleborg AB..............................................   1,481 $    32,945
 Volvo AB, Class A..........................................  16,865     286,080
 Volvo AB Class B...........................................  68,245   1,162,824
 Wihlborgs Fastigheter AB...................................     530       9,509
                                                                     -----------
                                                                      33,910,044
                                                                     -----------
Switzerland -- 6.3%
 ABB, Ltd................................................... 124,396   3,653,950
 Actelion Ltd.+.............................................   3,425     151,858
 Adecco SA..................................................  45,145   2,504,040
 Ciba Specialty Chemicals AG................................  65,317   2,943,828
 Clariant AG+............................................... 187,008   1,647,992
 Compagnie Financiere Richemont SA..........................  18,648   1,280,265
 Credit Suisse Group........................................ 143,112   8,569,382
 EFG International..........................................   1,572      63,984
 Geberit AG.................................................   1,411     194,285
 Givaudan SA................................................     235     224,754
 Holcim, Ltd................................................   7,483     800,646
 Julius Baer Holding AG.....................................   3,788     317,605
 Kudelski SA................................................  76,004   1,313,932
 Kuehne & Nagel International AG............................   1,930     198,442
 Kuoni Reisen Holding.......................................      51      26,964
 Lindt + Spruengli AG.......................................      30      99,598
 Logitech International SA+.................................  73,481   2,502,369
 Lonza Group AG.............................................   1,622     189,544
 Nestle SA..................................................  22,046  10,535,444
 Nobel Biocare Holding AG...................................     846     239,300
 Novartis AG................................................ 108,101   6,119,977
 OC Oerlikon Corp AG+#......................................     227     104,207
 Pargesa Holding SA.........................................     483      54,247
 PSP Swiss Property AG+.....................................     796      40,782
 Rieter Holding AG..........................................   4,937   2,456,386
 Roche Holding AG...........................................  45,916   8,715,251
 Schindler Holding AG.......................................   1,820     113,086
 SGS SA.....................................................     168     208,586
 Sonova Holding AG..........................................  30,504   3,261,786
 Straumann AG...............................................     947     267,697
 Sulzer AG..................................................     103     155,255
 Swatch Group AG............................................   1,831     100,181
 Swatch Group AG, Class B...................................   1,769     492,646
 Swiss Life Holding+........................................   1,206     337,355
 Swiss Reinsurance..........................................  12,554     925,670
 Swisscom AG................................................     811     307,200
 Syngenta AG................................................   3,716     919,589
 UBS AG(virt-x)............................................. 102,469   5,147,571
 Zurich Financial Services AG...............................  23,212   6,717,131
                                                                     -----------
                                                                      73,902,785
                                                                     -----------
United Kingdom -- 19.7%
 3i Group PLC...............................................  13,854     309,587
 Aegis Group PLC............................................       1           2
 Aggreko PLC................................................   4,586      47,802
 Alliance & Leicester PLC...................................   6,918     103,826
 AMEC PLC...................................................  11,933     188,822
 American Physicians Capital, Inc........................... 131,083   5,087,158
 Anglo American PLC.........................................  96,912   6,559,216
 Antofagasta PLC............................................   7,045     110,763
 ARM Holdings PLC#.......................................... 278,547     759,707
 Arriva PLC................................................. 126,963   2,133,144
 Associated British Foods PLC...............................   6,364     116,053
 AstraZeneca PLC............................................ 175,164   8,311,419
 Aviva PLC..................................................  92,744   1,301,959
 BAE Systems PLC............................................ 463,074   4,376,443
 Balfour Beatty PLC.........................................  15,449     154,805
 Barclays PLC............................................... 635,252   7,359,208

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                  Security Description                      Shares   (Note 2)(4)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
United Kingdom (continued)
 Barratt Developments PLC.................................    36,059 $   344,471
 BBA Aviation PLC.........................................   264,512   1,187,309
 Bellway PLC..............................................    28,774     574,381
 Berkeley Group Holdings PLC+.............................    32,589     945,441
 BG Group PLC.............................................   190,785   3,996,329
 BHP Billiton PLC.........................................   102,512   3,393,025
 Biffa PLC................................................     6,250      41,475
 Bovis Homes Group PLC....................................    18,779     244,433
 BP PLC................................................... 1,695,862  20,552,914
 British Airways PLC+.....................................    36,890     258,432
 British Energy Group PLC.................................    80,238     861,212
 British Land Co. PLC.....................................    18,379     346,817
 British Sky Broadcasting Group PLC.......................   337,028   4,333,423
 Brixton PLC..............................................    25,438     166,242
 BT Group PLC.............................................   289,381   1,704,597
 Bunzl PLC................................................    11,722     172,430
 Burberry Group PLC.......................................    56,833     672,363
 Cable & Wireless PLC.....................................   230,787     893,083
 Cadbury Schweppes PLC....................................   164,189   2,104,396
 Capita Group.............................................    21,389     326,109
 Carnival PLC.............................................     6,019     262,833
 Carphone Warehouse PLC#..................................    14,463     108,665
 Cattles PLC..............................................     6,480      40,261
 Centrica PLC.............................................   131,378     982,592
 Charter PLC+.............................................     2,977      52,887
 Close Brothers Group PLC.................................     2,369      43,840
 Cobham PLC...............................................   133,069     569,646
 Compass Group PLC........................................    69,521     455,112
 Cookson Group PLC........................................     3,790      58,008
 CSR PLC+.................................................    11,983     156,673
 Daily Mail & General Trust...............................    41,771     476,976
 Davis Service Group PLC..................................    42,626     462,807
 De La Rue Ord PLC........................................     2,671      47,930
 Diageo PLC...............................................    93,814   2,109,664
 DSG International PLC....................................    65,463     151,987
 Electrocomponents PLC....................................     7,776      35,370
 Emap PLC.................................................     7,712     132,012
 Enterprise Inns PLC......................................   113,644   1,246,712
 Experian Group, Ltd......................................    36,522     318,678
 FirstGroup PLC...........................................    51,269     747,777
 FKI PLC..................................................    10,506      16,703
 Friends Provident PLC....................................   223,576     720,948
 G4S PLC..................................................    41,177     184,803
 Galiform PLC+............................................    10,751      20,737
 GKN PLC..................................................    73,678     484,277
 GlaxoSmithKline PLC......................................   465,050  12,275,101
 Great Portland Estates PLC...............................     3,234      33,236
 Hammerson PLC............................................    30,026     639,963
 Hays PLC.................................................   133,354     348,490
 HBOS PLC.................................................   196,442   3,218,647
 Home Retail Group PLC....................................    31,346     223,330
 HSBC Holdings PLC........................................   683,117  11,664,474
 ICAP PLC.................................................    18,468     262,075
 IMI PLC..................................................    11,843     109,950
 Imperial Chemical Industries PLC.........................    43,080     589,590
 Imperial Tobacco Group PLC...............................    24,202   1,252,005
 Inchcape PLC.............................................    15,855     133,494
 Intercontinental Hotels Group PLC........................    10,702     205,135
 International Power PLC..................................   106,462   1,021,158
 Intertek Group PLC.......................................     2,813      52,287
 Invensys PLC+............................................    39,786     203,419
 Invesco PLC+.............................................    37,244     480,998
 Investec PLC.............................................   151,328   1,616,419
 ITV PLC..................................................   138,937     245,166
 J Sainsbury PLC..........................................    56,004     506,051

                                                                        Value
                  Security Description                      Shares   (Note 2)(4)

--------------------------------------------------------------------------------
United Kingdom (continued)
 Johnson Matthey PLC......................................     7,685 $   272,407
 Kazakhmys PLC............................................     3,757     103,888
 Kelda Group PLC..........................................     9,853     218,211
 Kesa Electricals PLC.....................................   156,674     763,402
 Kingfisher PLC...........................................    83,683     262,229
 Ladbrokes PLC............................................    22,447     142,297
 Land Securities Group PLC................................    16,639     514,605
 Legal & General Group PLC................................ 1,474,270   3,934,730
 Liberty International PLC................................    28,005     653,892
 Lloyds TSB Group PLC.....................................   201,633   2,054,083
 LogicaCMG PLC............................................    53,461     136,432
 London Stock Exchange Group PLC..........................     8,680     317,234
 Lonmin PLC...............................................     2,784     185,961
 Man Group PLC............................................   354,105   4,054,230
 Man Group PLC, Class B...................................   405,604     567,846
 Marks & Spencer Group PLC................................    60,783     729,845
 Meggitt PLC..............................................    23,413     149,874
 Michael Page International PLC...........................    27,862     187,040
 Misys PLC................................................     8,994      37,233
 Mitchells & Butlers PLC..................................    14,379     170,321
 Mondi PLC................................................   256,727   2,044,955
 National Express Group PLC...............................    24,367     592,680
 National Grid PLC........................................    93,318   1,575,370
 Next PLC.................................................    28,560   1,020,222
 Old Mutual PLC...........................................   764,194   2,645,066
 Pearson PLC..............................................    28,797     441,922
 Persimmon PLC............................................    10,266     168,418
 Premier Farnell PLC......................................     6,513      19,033
 Provident Financial PLC..................................     5,592     100,739
 Prudential PLC...........................................    87,888   1,228,565
 Punch Taverns PLC........................................     9,501     160,524
 Rank Group PLC...........................................     6,975      14,389
 Reckitt Benckiser PLC....................................    21,662   1,286,335
 Reed Elsevier PLC........................................    45,436     571,060
 Rentokil Initial PLC.....................................    64,831     200,866
 Resolution PLC...........................................    45,517     661,965
 Reuters Group PLC........................................    45,133     553,402
 Rexam PLC................................................    22,933     229,703
 Rio Tinto PLC............................................    41,509   4,800,670
 Rolls-Royce Group PLC+...................................   232,932   2,528,816
 Royal & Sun Alliance Insurance Group PLC.................   114,725     349,830
 Royal Bank of Scotland Group PLC......................... 1,093,353  10,302,977
 Royal Dutch Shell PLC, Class A...........................   297,922  12,078,675
 Royal Dutch Shell PLC, Class B...........................   164,865   6,622,636
 RT Group PLC+(5)(6)......................................    10,000       1,028
 SABMiller PLC............................................   173,893   4,950,746
 Sage Group PLC...........................................    46,557     206,373
 Schroders PLC............................................     4,034     111,172
 Scottish & Newcastle PLC.................................    28,687     439,917
 Scottish and Southern Energy PLC.........................   125,190   4,088,985
 Segro PLC................................................    15,564     141,190
 Serco Group PLC..........................................    17,285     168,753
 Severn Trent PLC.........................................     8,374     270,028
 Shire PLC................................................     9,961     236,334
 Signet Group PLC.........................................   123,368     158,731
 Smith & Nephew PLC.......................................   164,422   1,964,466
 Smiths Group PLC.........................................    13,801     302,806
 SSL International PLC....................................     3,405      35,241
 Stagecoach Group PLC.....................................   367,147   1,863,014
 Standard Chartered PLC...................................    23,808     936,843
 Standard Life PLC........................................    77,655     419,429
 Tate & Lyle PLC..........................................    17,275     159,930
 Taylor Woodrow PLC.......................................    85,451     361,435
 Tesco PLC................................................   281,140   2,770,307
 Thomas Cook Group PLC+...................................    17,441      94,921

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
               Security Description                    Shares     (Note 2)(4)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 United Kingdom (continued)
  Tomkins PLC......................................       31,496 $      126,813
  Travis Perkins PLC...............................       32,887        901,222
  Trinity Mirror PLC...............................        5,238         36,392
  TUI Travel PLC+..................................       19,971        112,965
  Tullett Prebon PLC...............................        3,224         31,493
  Tullow Oil PLC...................................       25,685        354,327
  Unilever PLC.....................................       62,592      2,294,410
  United Business Media PLC........................        8,957        117,757
  United Utilities PLC.............................       48,524        747,726
  Vedanta Resources PLC............................        2,571        121,783
  Vodafone Group PLC...............................    3,463,993     12,962,493
  Whitbread PLC....................................        7,020        207,660
  William Hill PLC.................................       12,598        134,171
  William Morrison Supermarkets PLC................       43,149        273,670
  Wolseley PLC.....................................       23,619        337,616
  WPP Group PLC....................................       41,011        518,156
  Xstrata PLC......................................       24,056      1,694,011
  Yell Group PLC...................................       27,841        238,144
                                                                 --------------
                                                                    231,554,718
                                                                 --------------
 United States -- 0.1%
  Synthes, Inc.....................................        5,558        692,843
                                                                 --------------
 Total Common Stock
    (cost $904,860,677)............................               1,077,853,007
                                                                 --------------
 EXCHANGE TRADED FUNDS -- 2.3%
 United States -- 2.3%
  iShares MSCI Australia Index Fund#...............       15,600        493,584
  iShares MSCI EAFE Index Fund#....................      255,700     21,235,885
  iShares MSCI Hong Kong Index Fund#...............        7,200        163,152
  iShares MSCI Japan Index Fund#...................      328,400      4,620,588
  iShares MSCI Singapore Index Fund#...............        5,300         76,214
                                                                 --------------
                                                                     26,589,423
                                                                 --------------
 Total Exchange Traded Funds
    (cost $26,689,468).............................                  26,589,423
                                                                 --------------
 PREFERRED STOCK -- 0.3%
 Australia -- 0.0%
  BBI EPS, Ltd.(1)................................. AUD   56,882         44,207
                                                                 --------------
 Germany -- 0.2%
  Bayerische Motoren Werke AG...................... EUR      653         33,331
  Henkel KGaA...................................... EUR    6,364        351,217
  Porsche AG....................................... EUR      512      1,126,979
  ProSiebenSat.1Media AG........................... EUR    2,931         78,188
  RWE AG........................................... EUR    1,394        164,684
  Volkswagen AG.................................... EUR    3,759        570,830
                                                                 --------------
                                                                      2,325,229
                                                                 --------------
 Italy -- 0.1%
  Unipol Gruppo Finanziario SpA....................      159,249        566,286
                                                                 --------------
 Total Preferred Stock
    (cost $2,045,011)..............................                   2,935,722
                                                                 --------------
 FOREIGN CORPORATE BONDS & NOTES -- 0.0%
 United Kingdom -- 0.0%
  National Grid Gas Holdings PLC Bonds 4.19% due
    12/14/22....................................... GBP    5,000         15,809
  National Grid Gas Holdings PLC Bonds 6.90% due
    12/14/09(1).................................... GBP    5,000         10,376
  National Grid Gas Holdings PLC Bonds 7.00% due
    12/16/24....................................... GBP    5,000         11,560
                                                                 --------------
                                                                         37,745
                                                                 --------------
 Total Foreign Corporate Bonds & Notes
    (cost $22,639).................................                      37,745
                                                                 --------------

                                                            Shares/
                                                           Principal         Value
                 Security Description                       Amount        (Note 2)(4)

---------------------------------------------------------------------------------------
RIGHTS -- 0.0%
Japan -- 0.0%
 Dowa Mining Co., Ltd. Expires 01/29/10+............... JPY     14,000  $        4,876
                                                                        --------------
Norway -- 0.0%
 Storebrand ASA Expires 12/10/07+#.....................      NOK 13,497         31,632
                                                                        --------------
Total Rights
   (cost $25,563)......................................                         36,508
                                                                        --------------
Total Long-Term Investment Securities
   (cost $933,643,358).................................                  1,107,452,405
                                                                        --------------
SHORT-TERM INVESTMENT SECURITIES -- 9.0%
COLLECTIVE INVESTMENT POOL -- 8.8%
 Securities Lending Quality Trust(2)...................    103,238,476     103,238,476
                                                                        --------------
U.S. Government Treasuries -- 0.2%
 United States Treasury Bills 2.85% due 02/07/08.......        400,000         397,847
   2.87% due 02/07/08..................................      2,300,000       2,287,618
                                                                        --------------
                                                                             2,685,465
                                                                        --------------
Time Deposit -- 0.0%

   Euro Time Deposit with State Street Bank & Trust Co.
   1.30% due 12/03/07..................................        165,000         165,000
                                                                        --------------
Total Short-Term Investment Securities
   (cost $106,088,941).................................                    106,088,941
                                                                        --------------
REPURCHASE AGREEMENT -- 4.2%
 Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.06%, dated 11/30/07, to
   be repurchased 12/03/07 in the amount of
   $39,819,468 and collateralized by Federal Home
   Loan Bank Bonds, bearing interest at 4.13% due
   04/18/08 and having an approximate value of
   $41,001,874 (cost $39,806,000)......................     39,806,000      39,806,000
 Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.06%, dated 11/30/07, to
   be repurchased 12/03/07 in the amount of
   $6,355,149 and collateralized by Federal Home
   Loan Bonds, bearing interest at 5.13% due
   02/26/08 and having an approximate value of
   $6,480,775 (cost $6,353,000)........................      6,353,000       6,353,000
 Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.06%, dated 11/30/07, to
   be repurchased 12/03/07 in the amount of
   $3,476,176 and collateralized by Federal Home
   Loan Bonds, bearing interest at 4.85% due
   11/30/12 and having an approximate value of
   $3,545,274 (cost $3,475,000)........................      3,475,000       3,475,000
                                                                        --------------
Total Repurchase Agreements
   (cost $49,634,000)..................................                     49,634,000
                                                                        --------------
TOTAL INVESTMENTS
   (cost $1,089,366,299)(3)............................          107.6%  1,263,175,346
Liabilities in excess of other assets..................           (7.6)    (89,510,449)
                                                        --------------  --------------
NET ASSETS --                                                    100.0% $1,173,664,897
                                                        ==============  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.
(4)A substantial number of the Fund's holdings were valued using fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $1,073,214,359 representing 91.44% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

(5)To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the International Equities Fund held the following restricted securities:

                                                                Market
                         Acquisition        Acquisition Market   Value      % of
          Name              Date     Shares    Cost     Value  Per Share Net Assets
------------------------ ----------- ------ ----------- ------ --------- ----------
RT Group PLC............  04/02/01   10,000  $ 56,191   $1,028   $0.10      0.00%
Yamaichi Securities Co.,
 Ltd....................  08/04/93    6,000   478,650       --      --      0.00
                                                        ------              ----
                                                        $1,028              0.00%
                                                        ======              ====

(6)Fair valued security (see Note 2).
ADR--American Depository Receipt
SDR--Swedish Depository Receipt
VVPR--Reduced tax rate shares

Open Futures Contracts
-------------------------------------------------------------------------------------------
                                                                               Unrealized
Number of                           Expiration  Value at      Value as of     Appreciation
Contracts       Description            Date    Trade Date  November 30, 2007 (Depreciation)
-------------------------------------------------------------------------------------------
  12 Long MSCI Singapore Index.....  Dec 2007  $   677,749    $   708,948      $  31,199
   6 Long Hang Seng Index..........  Dec 2007    1,031,342      1,112,881         81,539
  21 Long OMXS 30 Index............  Dec 2007      360,956        365,740          4,785
   1 Long Amsterdam Index..........  Dec 2007      149,130        149,291            161
   5 Long CAC 40 10 Euro Index.....  Dec 2007      405,012        417,307         12,295
  13 Long Nikkei 225 Index.........  Dec 2007    1,040,325      1,026,350        (13,975)
  66 Long Topix Index..............  Dec 2007    9,714,030      9,130,943       (583,087)
   1 Long S&P/MIB Index............  Dec 2007      283,931        286,625          2,694
  24 Long SPI 200 Index............  Dec 2007    3,341,592      3,484,849        143,257
   5 Long FTSE 100 Index...........  Dec 2007      640,578        664,326         23,748
   1 Long DAX Index................  Dec 2007      277,067        289,766         12,699
1019 Long MSCI Pan Euro Index......  Dec 2007   37,125,100     37,340,008        214,908
                                                                               ---------
                                                                               $ (69,777)
                                                                               =========

See Notes to Financials Statements

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Sovereign.................................... 77.2%
              United States Treasury Notes.................  4.0
              United States Treasury Bonds.................  1.9
              Cosmetics & Toiletries.......................  1.6
              Diversified Financial Services...............  1.2
              Finance -- Investment Banker/Broker..........  1.2
              Repurchase Agreements........................  1.2
              Retail -- Major Department Stores............  0.9
              Banks -- Commercial..........................  0.8
              Cellular Telecom.............................  0.7
              Medical -- Drugs.............................  0.7
              Telephone -- Integrated......................  0.7
              Diversified Manufacturing Operations.........  0.6
              Transport -- Marine..........................  0.6
              Aerospace/Defense............................  0.5
              Beverages -- Non-alcoholic...................  0.5
              Insurance -- Life/Health.....................  0.4
              Transport -- Services........................  0.4
              Banks -- Money Center........................  0.3
              Banks -- Special Purpose.....................  0.3
              Finance -- Commercial........................  0.3
              Finance -- Credit Card.......................  0.3
              Food -- Retail...............................  0.3
              Industrial Gases.............................  0.3
              Semiconductor Equipment......................  0.3
              Special Purpose Entities.....................  0.3
              Steel -- Producers...........................  0.3
              Auto -- Cars/Light Trucks....................  0.2
              Electric -- Transmission.....................  0.2
                                                            ----
                                                            98.2%
                                                            ====

Country Allocation*

              Japan........................................ 15.3%
              United States................................ 12.9
              Germany......................................  8.0
              Brazil.......................................  6.4
              United Kingdom...............................  4.8
              Argentina....................................  4.3
              Belgium......................................  4.2
              Venezuela....................................  3.8
              Mexico.......................................  3.2
              Philippines..................................  3.1
              Turkey.......................................  2.7
              Austria......................................  2.0
              Denmark......................................  2.0
              Norway.......................................  1.9
              Colombia.....................................  1.8
              Sweden.......................................  1.8
              Canada.......................................  1.7
              France.......................................  1.6
              Italy........................................  1.5
              South Africa.................................  1.5
              Indonesia....................................  1.4
              Peru.........................................  1.4
              Spain........................................  1.4
              Ukrainian SSR................................  1.3
              Australia....................................  1.1
              Luxembourg...................................  1.1
              Russia.......................................  1.1
              Netherlands..................................  1.0
              Uruguay......................................  1.0
              Singapore....................................  0.6
              Greece.......................................  0.5
              Poland.......................................  0.5
              Cayman Islands...............................  0.4
              Panama.......................................  0.4
              Ecuador......................................  0.2

              Pakistan.....................................  0.2
              Egypt........................................  0.1
                                                            ----
                                                            98.2%
                                                            ====

Credit Quality+#

              U.S. Government Treasury.....................   5.9%
              AAA..........................................  22.9
              AA...........................................  23.9
              A............................................   9.4
              BBB..........................................   5.8
              BB...........................................  24.1
              B............................................   5.0
              CCC..........................................   0.2
              Not Rated@...................................   2.8
                                                            -----
                                                            100.0%
                                                            =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                 Principal       Value
               Security Description              Amount(4)      (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES -- 5.3%
      United States -- 5.3%
        Abbott Laboratories
         Notes
         5.15% due 11/30/12..................          150,000 $  153,693
        American Express Bank FSB
         Notes
         5.55% due 10/17/12..................          500,000    505,004
        American Express Credit Corp
         Senior Notes
         1.65% due 11/01/11.................. JPY   50,000,000    456,636
        BAE Systems Holdings, Inc.
         Notes
         5.20% due 08/15/15*.................          500,000    491,889
        CIT Group, Inc.
         Senior Notes
         4.25% due 03/17/15.................. EUR      400,000    458,373
        General Electric Capital Corp.
         Sub. Notes
         4.13% due 09/19/35.................. EUR      600,000    709,849
        General Electric Co .
         Notes
         5.25% due 12/06/17..................          250,000    247,988
        Merrill Lynch & Co., Inc.
         Senior Notes
         6.40% due 08/28/17..................          500,000    506,893
        PepsiCo, Inc.
         Notes
         4.65% due 02/15/13..................          250,000    249,887
        Procter & Gamble Co.
         Senior Notes
         2.00% due 06/21/10.................. JPY  200,000,000  1,841,192
        Procter & Gamble Co.
         Bonds
         5.13% due 10/24/17.................. EUR      290,000    426,143
        Prudential Financial Inc.
         Notes
         6.63% due 12/01/37..................          500,000    495,804
        Schering-Plough Corp.
         Notes
         5.00% due 10/01/10.................. EUR      300,000    440,661
        The Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/37..................          500,000    491,126
                                                               ----------
      Total Corporate Bonds & Notes
         (cost $7,467,366)...................                   7,475,138
                                                               ----------
      FOREIGN CORPORATE BONDS & NOTES -- 9.0%
      Canada -- 0.4%
        Royal Bank of Canada
         Bonds
         4.50% due 11/05/12.................. EUR      350,000    510,906
                                                               ----------
      Cayman Islands -- 0.4%
        TGI International Ltd.
         Senior Notes
         9.50% due 10/03/17*.................          510,000    521,475
                                                               ----------
      France -- 1.3%
        Air Liquide
         Notes
         5.00% due 03/22/13.................. EUR      300,000    442,778
        BNP Paribas SA
         Bonds
         4.50% due 10/16/09.................. EUR      500,000    732,467
        France Telecom SA
         Senior Notes
         4.75% due 02/21/17.................. EUR      500,000    699,181
                                                               ----------
                                                                1,874,426
                                                               ----------

                                                        Principal    Value
                 Security Description                   Amount(4)   (Note 2)

  ---------------------------------------------------------------------------
  Germany -- 0.9%
    Citibank Global Markets Deutschland for Severstal
     Notes
     8.63% due 02/24/09...............................     380,000 $  386,841
    Deutsche Bank AG/London
     Senior Notes
     5.38% due 10/12/12...............................     500,000    511,522
    IKB Deutsche Industriebank AG
     Senior Notes
     4.70% due 05/23/08(1)............................ EUR 300,000    436,147
                                                                   ----------
                                                                    1,334,510
                                                                   ----------
  Luxembourg -- 1.1%
    Coca Cola Enterprises, Inc.
     Company Guar. Notes
     3.13% due 12/15/08............................... EUR 350,000    503,790
    Mobile Telesystems Finance SA
     Company Guar. Senior Notes
     8.38% due 10/14/10...............................     500,000    516,750
    TNK-BP Finance SA
     Senior Notes
     6.13% due 03/20/12...............................     480,000    457,632
    TNK-BP Finance SA
     Company Guar. Senior Notes
     6.88% due 07/18/11...............................     130,000    128,345
                                                                   ----------
                                                                    1,606,517
                                                                   ----------
  Netherlands -- 1.0%
    ASML Holdings NV
     Senior Bonds
     5.75% due 06/13/17............................... EUR 300,000    401,361
    Metro Finance BV
     Notes
     4.75% due 05/29/12............................... EUR 300,000    434,107
    Siemens Financieringsmaatschappij NV
     Notes
     6.13% due 08/17/26*..............................     550,000    554,030
                                                                   ----------
                                                                    1,389,498
                                                                   ----------
  Singapore -- 0.6%
    PSA International Pte, Ltd.
     Senior Bonds
     5.75% due 06/29/11*..............................     860,000    890,736
                                                                   ----------
  United Kingdom -- 2.8%
    BAE Systems PLC
     Bonds
     11.88% due 12/29/08.............................. GBP 320,000    695,945
    BMW (UK) Capital PLC
     Notes
     6.38% due 06/28/10............................... GBP 150,000    312,087
    British Telecom PLC
     Notes
     6.38% due 06/23/37............................... GBP 150,000    305,212
    Credit Suisse First Boston International for
     City of Kiev Ukraine
     Bonds
     8.00% due 11/06/15...............................     570,000    558,828
    Glaxosmithkline Capital PLC
     Senior Notes
     5.25% due 04/10/42............................... GBP 250,000    478,305
    Marks & Spencer PLC
     Senior Notes
     5.88% due 05/29/12............................... GBP 600,000  1,214,420
    Vodafone Group PLC
     Senior Notes
     5.38% due 06/06/22............................... EUR 300,000    412,815
                                                                   ----------
                                                                    3,977,612
                                                                   ----------

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal      Value
                Security Description               Amount(4)     (Note 2)
     ----------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (continued)
     United States -- 0.5%
       EEB International, Ltd.
        Company Guar. Notes
        8.75% due 10/31/14*.....................        230,000 $   233,105
       TNK-BP Finance SA
        Company Guar. Bonds
        7.88% due 03/13/18*.....................        445,000     437,769
                                                                -----------
                                                                    670,874
                                                                -----------
     Total Foreign Corporate Bonds & Notes
        (cost $12,373,519)......................                 12,776,554
                                                                -----------
     FOREIGN GOVERNMENT AGENCIES -- 73.3%
     Argentina -- 4.3%
       Republic of Argentina
        Notes
        5.25% due 12/31/38(2)...................      3,307,134   1,422,068
       Republic of Argentina
        Bonds
        7.00% due 09/12/13......................      1,500,000   1,305,000
       Republic of Argentina
        Bonds
        7.00% due 10/03/15......................      1,620,000   1,312,200
       Republic of Argentina
        Notes
        8.28% due 12/31/33......................      2,170,991   2,095,006
                                                                -----------
                                                                  6,134,274
                                                                -----------
     Australia -- 1.1%
       Government of Australia
        Bonds
        6.50% due 05/15/13...................... AUD    200,000     178,883
       Government of Australia
        Bonds
        7.50% due 09/15/09...................... AUD  1,490,000   1,335,735
                                                                -----------
                                                                  1,514,618
                                                                -----------
     Austria -- 2.0%
       Republic of Austria
        Bonds
        4.15% due 03/15/37*..................... EUR    245,000     329,645
       Republic of Austria
        Bonds
        4.65% due 01/15/18...................... EUR  1,380,000   2,078,126
       Republic of Austria
        Bonds
        6.25% due 07/15/27...................... EUR    235,000     415,430
                                                                -----------
                                                                  2,823,201
                                                                -----------
     Belgium -- 4.2%
       Kingdom of Belgium
        Senior Bonds
        3.75% due 03/28/09...................... EUR    660,000     961,291
       Kingdom of Belgium
        Bonds
        4.00% due 03/28/17...................... EUR  2,445,000   3,481,518
       Kingdom of Belgium
        Bonds
        4.25% due 09/28/14......................        340,000     500,676
       Kingdom of Belgium
        Bonds
        5.00% due 03/28/35...................... EUR    645,000     979,630
                                                                -----------
                                                                  5,923,115
                                                                -----------
     Brazil -- 6.4%
       Federal Republic of Brazil
        Bonds
        6.00% due 01/17/17......................      1,240,000   1,266,660

                                            Principal        Value
              Security Description          Amount(4)       (Note 2)

          -----------------------------------------------------------
          Brazil (continued)
            Federal Republic of Brazil
             Bonds
             7.13% due 01/20/37........            480,000 $  547,680
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18........          1,310,000  1,469,820
            Federal Republic of Brazil
             Bonds
             8.25% due 01/20/34........            590,000    752,250
            Federal Republic of Brazil
             Notes
             8.75% due 02/04/25........          1,020,000  1,305,600
            Federal Republic of Brazil
             Bonds
             8.88% due 10/14/19........            740,000    925,000
            Federal Republic of Brazil
             Notes
             8.88% due 04/15/24........            275,000    350,625
            Federal Republic of Brazil
             Senior Bonds
             10.25% due 01/10/28....... BRL        700,000    353,378
            Federal Republic of Brazil
             Bonds
             10.25% due 01/10/28.......         BRL420,000    212,027
            Federal Republic of Brazil
             Notes
             11.00% due 08/17/40.......            750,000  1,007,250
            Federal Republic of Brazil
             Bonds
             12.50% due 01/05/16.......         BRL410,000    243,914
            Federal Republic of Brazil
             Bonds
             12.50% due 01/05/16....... BRL      1,060,000    630,607
                                                           ----------
                                                            9,064,811
                                                           ----------
          Canada -- 1.3%
            Government of Canada
             Bonds
             5.25% due 06/01/13........ CAD        820,000    876,222
            Government of Canada
             Bonds
             8.00% due 06/01/23........ CAD        630,000    905,960
                                                           ----------
                                                            1,782,182
                                                           ----------
          Colombia -- 1.8%
            Republic of Colombia
             Notes
             7.38% due 01/27/17........            480,000    531,360
            Republic of Colombia
             Bonds
             7.38% due 09/18/37........            435,000    489,375
            Republic of Columbia
             Bonds
             8.13% due 05/21/24........            260,000    308,100
            Republic of Colombia
             Bonds
             12.00% due 10/22/15....... COP  2,245,000,000  1,222,965
                                                           ----------
                                                            2,551,800
                                                           ----------
          Denmark -- 2.0%
            Kingdom of Denmark
             Bonds
             4.00% due 08/15/08........ DKK     14,340,000  2,805,201
                                                           ----------

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal      Value
               Security Description              Amount(4)     (Note 2)
      -------------------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES (continued)
      Ecuador -- 0.2%
        Republic of Ecuador
         Bonds
         10.00% due 08/15/30(2)..............         340,000 $   328,100
                                                              -----------
      Egypt -- 0.1%
        Arab Republic of Egypt
         Notes
         8.75% due 07/18/12*................. EGP   1,100,000     206,188
                                                              -----------
      France -- 0.3%
        Government of France
         Bonds
         3.00% due 10/25/15.................. EUR     325,000     439,348
        Government of France
         Bonds
         5.50% due 04/25/29.................. EUR         347         566
                                                              -----------
                                                                  439,914
                                                              -----------
      Germany -- 7.1%
        Federal Republic of Germany
         Bonds
         3.50% due 04/08/11.................. EUR     367,000     530,057
        Federal Republic of Germany
         Bonds
         3.75% due 01/04/17.................. EUR     300,000     427,220
        Federal Republic of Germany
         Bonds Series 03
         4.25% due 01/04/14.................. EUR   2,695,000   3,993,513
        Federal Republic of Germany
         Bonds
         4.25% due 07/04/17.................. EUR     525,000     775,292
        Federal Republic of Germany
         Bonds
         4.50% due 07/04/09.................. EUR     710,000   1,048,074
        Federal Republic of Germany
         Bonds
         4.50% due 01/04/13.................. EUR   1,425,000   2,137,406
        Federal Rebublic of Germany
         Bonds
         5.25% due 07/04/10.................. EUR     380,000     574,789
        Federal Republic of Germany
         Bonds
         6.25% due 01/04/24.................. EUR     295,000     518,722
                                                              -----------
                                                               10,005,073
                                                              -----------
      Greece -- 0.5%
        Republic of Greece
         Bonds
         6.00% due 05/19/10.................. EUR     455,000     694,452
                                                              -----------
      Indonesia -- 1.4%
        Republic of Indonesia
         Bonds
         6.63% due 02/17/37..................       1,090,000   1,027,480
        Republic of Indonesia
         Bonds
         7.50% due 01/15/16..................         370,000     396,934
        Republic of Indonesia
         Notes
         8.50% due 10/12/35..................         420,000     490,313
                                                              -----------
                                                                1,914,727
                                                              -----------
      Japan -- 15.3%
        Government of Japan
         Bonds
         0.80% due 03/20/13.................. JPY 350,000,000   3,106,497

                                         Principal      Value
               Security Description      Amount(4)     (Note 2)

              ---------------------------------------------------
              Japan (continued)
                Government of Japan
                 Bonds
                 1.10% due 03/20/11... JPY265,000,000 $ 2,396,791
                Government of Japan
                 Bonds
                 1.40% due 12/20/15... JPY541,850,000   4,916,432
                Government of Japan
                 Bonds
                 1.90% due 12/20/10... JPY296,500,000   2,744,771
                Government of Japan
                 Bonds
                 2.00% due 03/20/09... JPY395,000,000   3,615,540
                Government of Japan
                 Bonds
                 2.00% due 03/20/25... JPY470,700,000   4,252,444
                Government of Japan
                 Bonds
                 5.00% due 09/21/09... JPY 62,900,000     608,099
                                                      -----------
                                                       21,640,574
                                                      -----------
              Mexico -- 3.2%
                United Mexican States
                 Notes
                 5.63% due 01/15/17...        780,000     790,920
                United Mexican States
                 Notes
                 6.75% due 09/27/34...      1,173,000   1,312,587
                United Mexican States
                 Bonds
                 7.50% due 04/08/33...        440,000     530,200
                United Mexican States
                 Bonds
                 8.30% due 08/15/31...        240,000     313,512
                United Mexican States
                 Bonds
                 9.50% due 12/18/14... MXN 15,200,000   1,511,012
                                                      -----------
                                                        4,458,231
                                                      -----------
              Norway -- 1.9%
                Kingdom of Norway
                 Bonds
                 5.50% due 05/15/09... NOK 14,900,000   2,708,840
                                                      -----------
              Pakistan -- 0.2%
                Republic of Pakistan
                 Bonds
                 6.88% due 06/01/17...        100,000      86,500
                Republic of Pakistan
                 Bonds
                 6.88% due 06/01/17*..        289,000     252,875
                                                      -----------
                                                          339,375
                                                      -----------
              Panama -- 0.4%
                Republic of Panama
                 Bonds
                 6.70% due 01/26/36...        580,000     610,740
                                                      -----------
              Peru -- 1.4%
                Republic of Peru
                 Bonds
                 6.55% due 03/14/37...        550,000     572,000
                Republic of Peru
                 Notes
                 7.35% due 07/21/25...        905,000   1,031,700
                Republic of Peru
                 Bonds
                 8.75% due 11/21/33...        280,000     369,600
                                                      -----------
                                                        1,973,300
                                                      -----------

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal      Value
                Security Description              Amount(4)     (Note 2)
       ------------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Philippines -- 3.1%
         Republic of Philippines
          Bonds
          7.75% due 01/14/31..................       1,170,000 $1,322,100
         Republic of Philippines
          Notes
          8.00% due 01/15/16..................         830,000    929,600
         Republic of Philippines
          Notes
          8.88% due 03/17/15..................         880,000  1,023,000
         Republic of Philippines
          Senior Notes
          9.50% due 02/02/30..................         810,000  1,077,300
                                                               ----------
                                                                4,352,000
                                                               ----------
       Poland -- 0.5%
         Republic of Poland
          Bonds
          4.25% due 05/24/11.................. PLN   1,825,000    699,355
                                                               ----------
       Russia -- 1.1%
         Russian Federation
          Bonds
          7.50% due 03/31/30(2)...............       1,024,700  1,163,137
         Russian Federation
          Notes
          12.75% due 06/24/28.................         250,000    454,125
                                                               ----------
                                                                1,617,262
                                                               ----------
       South Africa -- 1.5%
         Republic of South Africa
          Bonds
          5.88% due 05/30/22..................         530,000    543,603
         Republic of South Africa
          Bonds
          13.00% due 08/31/10................. ZAR   6,800,000  1,081,704
         Republic of South Africa
          Bonds
          13.50% due 09/15/15................. ZAR   2,800,000    526,178
                                                               ----------
                                                                2,151,485
                                                               ----------
       Spain -- 1.4%
         Kingdom of Spain
          Bonds
          4.90% due 07/30/40.................. EUR     585,000    878,976
         Kingdom of Spain
          Bonds
          5.75% due 07/30/32.................. EUR     615,000  1,042,077
                                                               ----------
                                                                1,921,053
                                                               ----------
       Sweden -- 1.8%
         Kingdom of Sweden
          Bonds
          4.50% due 08/12/15.................. SEK  16,260,000  2,599,839
                                                               ----------
       Turkey -- 2.7%
         Republic of Turkey
          Notes
          6.88% due 03/17/36..................         780,000    766,350
         Republic of Turkey
          Notes
          7.00% due 06/05/20..................       1,020,000  1,056,975
         Republic of Turkey
          Notes
          7.25% due 03/15/15..................         710,000    757,925

                                                Principal      Value
                Security Description            Amount(4)     (Note 2)

        ----------------------------------------------------------------
        Turkey (continued)
          Republic of Turkey
           Notes
           8.00% due 02/14/34.................      470,000 $    526,400
          Republic of Turkey
           Notes
           9.50% due 01/15/14.................      570,000      669,750
                                                            ------------
                                                               3,777,400
                                                            ------------
        Ukrainian SSR -- 1.3%
          Ukrainian Soviet Socialist Republic
           Bonds
           6.39% due 06/26/12*................      480,000      480,480
          Ukrainian Soviet Socialist Republic
           Senior Notes
           6.58% due 11/21/16.................      260,000      255,986
          Ukrainian Soviet Socialist Republic
           Bonds
           6.75% due 11/14/17*................      780,000      768,690
          Ukrainian Soviet Socialist Republic
           Notes
           7.65% due 06/11/13.................      360,000      378,936
                                                            ------------
                                                               1,884,092
                                                            ------------
        Uruguay -- 1.0%
          Republic of Uruguay
           Bonds
           8.00% due 11/18/22.................    1,260,000    1,417,500
                                                            ------------
        Venezuela -- 3.8%
          Republic of Venezuela
           Bonds
           5.75% due 02/26/16.................      880,000      677,600
          Republic of Venezuela
           Bonds
           6.00% due 12/09/20.................      200,000      149,000
          Republic of Venezuela
           Bonds
           7.00% due 12/01/18.................      260,000      219,050
          Republic of Venezuela
           Bonds
           7.65% due 04/21/25.................      770,000      652,575
          Republic of Venezuela
           Notes
           8.50% due 10/08/14.................      840,000      789,600
          Republic of Venezuela
           Bonds
           9.25% due 09/15/27.................    1,780,000    1,760,420
          Republic of Venezuela
           Bonds
           9.38% due 01/13/34.................    1,150,000    1,131,025
                                                            ------------
                                                               5,379,270
                                                            ------------
        Total Foreign Government Agencies
           (cost $100,570,992)................               103,717,972
                                                            ------------
        FOREIGN GOVERNMENT TREASURIES -- 3.5%
        Italy -- 1.5%
          Republic of Italy
           Bonds
           5.00% due 02/01/12................. EUR  670,000    1,014,719
          Republic of Italy
           Bonds
           9.00% due 11/01/23................. EUR  532,912    1,154,428
                                                            ------------
                                                               2,169,147
                                                            ------------
        United Kingdom -- 2.0%
          Government of United Kingdom
           Bonds
           5.75% due 12/07/09................. GBP      250          526

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal      Value
                Security Description             Amount(4)     (Note 2)
      -------------------------------------------------------------------
      FOREIGN GOVERNMENT TREASURIES (continued)
      United Kingdom (continued)
        Government of United Kingdom
         Bonds
         4.25% due 03/07/36.................... GBP  645,000 $  1,279,577
        Government of United Kingdom
         Bonds
         8.00% due 06/07/21.................... GBP  545,000    1,485,289
                                                             ------------
                                                                2,765,392
                                                             ------------
      Total Foreign Government Treasuries
         (cost $4,064,431).....................                 4,934,539
                                                             ------------
      U.S. GOVERNMENT TREASURIES -- 5.9%
      United States -- 5.9%
        United States Treasury Bonds
         4.88% due 07/31/11....................      300,000      317,109
         5.38% due 02/15/31....................      750,000      852,539
         6.00% due 02/15/26....................      200,000      238,453
         6.25% due 08/15/23....................      900,000    1,087,031
         6.50% due 11/15/26....................      130,000      163,932
        United States Treasury Notes
         3.63% due 10/31/09....................    1,300,000    1,313,508
         3.88% due 10/31/12....................      860,000      877,738
         4.13% due 05/15/15....................      350,000      356,946
         4.25% due 08/15/14....................      240,000      248,025
         4.25% due 11/15/17....................    1,200,000    1,227,563
         4.50% due 11/15/10....................      820,000      852,736
         4.75% due 05/15/14....................      100,000      106,375
         4.88% due 05/31/08....................      484,000      487,630
         4.88% due 08/15/16....................      100,000      106,788
                                                             ------------
      Total U.S. Government Treasuries
         (cost $8,008,979).....................                 8,236,373
                                                             ------------
      Total Long-Term Investment Securities
         (cost $132,485,287)...................               137,140,576
                                                             ------------

                                                               Principal     Value
                    Security Description                        Amount      (Note 2)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $1,742,589 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest at
   4.25% due 05/15/09 and having an approximate value of
   $1,777,502 (cost $1,742,000)............................... 1,742,000  $  1,742,000
                                                                          ------------
TOTAL INVESTMENTS
   (cost $134,227,287)(3).....................................      98.2%  138,882,576
Other assets less liabilities.................................       1.8     2,529,377
                                                               ---------  ------------
NET ASSETS --                                                      100.0% $141,411,953
                                                               =========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $5,166,882 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(2)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)See Note 5 for cost of investments on a tax basis.
(4)Denominated in United States Dollars unless otherwise indicated.

            Open Forward Currency Contracts
            --------------------------------------------------------
                                                           Gross
                Contract to      In Exchange   Delivery  Unrealized
                  Deliver            For         Date   Appreciation
            --------------------------------------------------------
            *SEK  22,640,000    EUR  2,466,715 2/4/2008   $ 65,832
             GBP     990,000    EUR  1,112,380 2/4/2008     37,557
             NOK  8,000,000     EUR    984,258 2/4/2008        464
            *EUR   1,164,281    SEK 10,900,000 2/4/2008      2,451
                                                          --------
                                                          $106,304
                                                          ========

              ----------------------------------------------------------------
                                                                     Gross
               Contract to            In Exchange        Delivery  Unrealized
                 Deliver                  For              Date   Depreciation
              ----------------------------------------------------------------
               CAD 1,300,000        JPY 141,498,500      2/4/2008   $(16,990)
               EUR 1,800,000        USD   2,599,092      2/4/2008    (37,067)
                                                                    --------
                                                                     (54,057)
                                                                    ========
              Net Unrealized Appreciation (Depreciation)            $ 52,247
                                                                    ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

      AUD--Australian Dollar EGP--Egyptian Pound NOK--Norwegian Krone
      BRL--Brazilian Real    EUR--Euro Dollar    PLN--Polish Zloty
      CAD--Canadian Dollar   GBP--British Pound  SEK--Swedish Krona
      COP--Colombian Peso    JPY--Japanese Yen   USD--United State Dollar
      DKK--Danish Krone      MXN--Mexican Peso   ZAR--South African Rand

See Notes to Financial Statements

VALIC Company I International Growth I Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool............... 12.5%
                Banks -- Commercial......................  9.9
                Medical -- Drugs.........................  5.7
                Oil Companies -- Integrated..............  4.6
                Auto -- Cars/Light Trucks................  3.2
                Food -- Misc.............................  2.9
                Cellular Telecom.........................  2.8
                Electric -- Integrated...................  2.5
                Chemicals -- Diversified.................  2.4
                Electronic Components -- Misc............  2.4
                Diversified Operations...................  2.2
                Soap & Cleaning Preparation..............  2.1
                Insurance -- Multi -- line...............  2.0
                Office Automation & Equipment............  1.9
                Diversified Minerals.....................  1.8
                Brewery..................................  1.7
                Engineering/R&D Services.................  1.7
                Finance -- Investment Banker/Broker......  1.7
                Time Deposits............................  1.7
                Finance -- Other Services................  1.6
                Agricultural Chemicals...................  1.4
                Diversified Manufacturing Operations.....  1.3
                Tobacco..................................  1.3
                Food -- Retail...........................  1.2
                Machinery -- General Industrial..........  1.2
                Distribution/Wholesale...................  1.1
                Cosmetics & Toiletries...................  1.0
                Machinery -- Electrical..................  1.0
                Oil -- Field Services....................  1.0
                Toys.....................................  1.0
                Beverages -- Wine/Spirits................  0.9
                Insurance -- Property/Casualty...........  0.9
                Retail -- Apparel/Shoe...................  0.9
                Advertising Services.....................  0.8
                Electronic Components -- Semiconductors..  0.8
                Gambling (Non-Hotel).....................  0.8
                Medical Products.........................  0.8
                Oil Companies -- Exploration & Production  0.8
                Rubber -- Tires..........................  0.8
                Transport -- Services....................  0.8
                Building Products -- Cement..............  0.7
                Chemicals -- Specialty...................  0.7
                Circuit Boards...........................  0.7
                Telecom Services.........................  0.7
                Transport -- Rail........................  0.7
                Apparel Manufacturers....................  0.6
                Building & Construction -- Misc..........  0.6
                Computers................................  0.6
                Machinery -- Construction & Mining.......  0.6
                Real Estate Operations & Development.....  0.6
                Retail -- Jewelry........................  0.6
                Telephone -- Integrated..................  0.6
                Wireless Equipment.......................  0.6
                Applications Software....................  0.5
                Cable TV.................................  0.5
                Dialysis Centers.........................  0.5
                Electric Products -- Misc................  0.5
                Electric -- Generation...................  0.5
                Energy -- Alternate Sources..............  0.5
                Gas -- Distribution......................  0.5
                Human Resources..........................  0.5
                Insurance -- Life/Health.................  0.5
                Medical -- Generic Drugs.................  0.5
                Power Converter/Supply Equipment.........  0.5
                Building -- Heavy Construction...........  0.4
                Finance -- Credit Card...................  0.4
                Industrial Gases.........................  0.4
                Insurance -- Reinsurance.................  0.4
                Metal -- Diversified.....................  0.4

            Miscellaneous Manufacturing......................   0.4
            Multimedia.......................................   0.4
            Retail -- Major Department Stores................   0.4
            Athletic Footwear................................   0.3
            Building Products -- Air & Heating...............   0.3
            Building Products -- Doors & Windows.............   0.3
            Commercial Paper.................................   0.3
            Commercial Services..............................   0.3
            Diversified Financial Services...................   0.3
            Hotels/Motels....................................   0.3
            Import/Export....................................   0.3
            Repurchase Agreements............................   0.3
            Retail -- Consumer Electronics...................   0.3
            Semiconductor Equipment..........................   0.3
            Semiconductors Components -- Intergrated Circuits   0.3
            Shipbuilding.....................................   0.3
            Steel -- Producers...............................   0.3
            Textile -- Products..............................   0.3
            Aerospace/Defense................................   0.2
            Airlines.........................................   0.2
            Auto/Truck Parts & Equipment -- Original.........   0.2
            Building & Construction Products -- Misc.........   0.2
            Computer Services................................   0.2
            Electronic Measurement Instruments...............   0.2
            Enterprise Software/Service......................   0.2
            Finance -- Leasing Companies.....................   0.2
            Metal Processors & Fabrication...................   0.2
            Public Thoroughfares.............................   0.2
            Retail -- Drug Store.............................   0.2
            Satellite Telecom................................   0.2
            Tools -- Hand Held...............................   0.2
            Transport -- Marine..............................   0.2
            Travel Services..................................   0.2
            Broadcast Services/Program.......................   0.1
            Building -- Residential/Commerical...............   0.1
            Diversified Operations/Commerical Services.......   0.1
            Electronic Connectors............................   0.1
            Food -- Catering.................................   0.1
            Machinery -- Farming.............................   0.1
            Retail -- Pubs...................................   0.1
            Television.......................................   0.1
                                                              -----
                                                              112.4%
                                                              =====

Country Allocation*

                              United States. 15.1%
                              Japan......... 14.6
                              United Kingdom 14.1
                              Germany....... 11.7
                              Switzerland... 11.5
                              France........ 10.7
                              Australia.....  3.4
                              Canada........  2.9
                              Netherlands...  2.5
                              Spain.........  2.4
                              Italy.........  2.1
                              Singapore.....  2.0
                              Taiwan........  1.6
                              Norway........  1.5
                              Belgium.......  1.4
                              Denmark.......  1.4
                              Mexico........  1.3
                              Hong Kong.....  1.2
                              Bermuda.......  1.1
                              Brazil........  1.1
                              Greece........  1.0
                              South Korea...  1.0
                              Finland.......  0.9

VALIC Company I International Growth I Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Country Allocation* (continued)

                             Ireland.......   0.8%
                             India.........   0.7
                             Austria.......   0.6
                             South Africa..   0.6
                             Sweden........   0.6
                             Czech Republic   0.5
                             Israel........   0.5
                             Turkey........   0.5
                             China.........   0.4
                             Cayman Islands   0.2
                             Indonesia.....   0.2
                             Luxembourg....   0.2
                             Hungary.......   0.1
                                            -----
                                            112.4%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                  Value
                   Security Description                Shares  (Note 2)(1)
     ---------------------------------------------------------------------
     COMMON STOCK -- 96.0%
     Australia -- 3.4%
       Babcock & Brown, Ltd.#.........................  24,790 $   578,932
       BHP Billiton, Ltd.#............................ 214,692   8,154,656
       Boart Longyear Group+.......................... 476,609   1,020,589
       Brambles, Ltd..................................  54,970     601,350
       CSL, Ltd....................................... 121,970   3,766,537
       Oxiana, Ltd.#.................................. 245,050     868,383
       QBE Insurance Group, Ltd....................... 163,921   4,742,534
       Rio Tinto, Ltd.#...............................  22,080   2,840,743
       Westpac Banking Corp...........................  65,150   1,633,871
                                                               -----------
                                                                24,207,595
                                                               -----------
     Austria -- 0.6%
       Erste Bank der oesterreichischen Sparkassen AG.  60,462   4,358,491
                                                               -----------
     Belgium -- 1.4%
       InBev NV.......................................  36,071   3,163,971
       KBC Groep NV...................................  34,464   4,767,665
       Umicore........................................  10,486   2,456,893
                                                               -----------
                                                                10,388,529
                                                               -----------
     Bermuda -- 1.1%
       Esprit Holdings, Ltd........................... 372,300   5,595,946
       Li & Fung, Ltd................................. 633,400   2,524,907
                                                               -----------
                                                                 8,120,853
                                                               -----------
     Brazil -- 0.6%
       All America Latina Logistica...................  96,100   1,257,603
       Bolsa de Mercadorias e Futuros+................  23,400     318,492
       Redecard SA.................................... 112,800   2,053,769
       Unibanco - Uniao de Bancos Brasileiros SA......  61,200     908,083
                                                               -----------
                                                                 4,537,947
                                                               -----------
     Canada -- 2.9%
       Canadian National Railway Co. (New York).......  31,200   1,530,048
       Canadian National Railway Co. (Toronto)#.......  24,436   1,182,762
       Canadian Natural Resources, Ltd................  19,330   1,254,966
       EnCana Corp....................................  29,560   1,928,790
       Manulife Financial Corp.#......................  29,003   1,211,806
       Research In Motion, Ltd.+......................  35,290   4,016,708
       Rogers Communications, Inc.....................  88,970   3,697,778
       Shoppers Drug Mart Corp.#......................  33,703   1,849,039
       Suncor Energy, Inc.............................  39,899   3,814,934
                                                               -----------
                                                                20,486,831
                                                               -----------
     Cayman Islands -- 0.2%
       Agile Property Holdings, Ltd................... 550,000   1,096,113
       Alibaba.com, Ltd.+#............................   2,895      14,761
                                                               -----------
                                                                 1,110,874
                                                               -----------
     China -- 0.4%
       China Merchants Bank Co., Ltd.................. 664,500   3,079,637
                                                               -----------
     Czech Republic -- 0.5%
       CEZ AS.........................................  50,970   3,770,595
                                                               -----------
     Denmark -- 1.4%
       Novo-Nordisk A/S...............................  50,924   6,435,532
       Vestas Wind Systems A/S+.......................  37,730   3,566,009
                                                               -----------
                                                                10,001,541
                                                               -----------
     Finland -- 0.9%
       Kone Oyj, Class B..............................  21,760   1,638,875
       Metso Corp.....................................  12,930     700,967
       Nokia Oyj...................................... 104,790   4,126,056
                                                               -----------
                                                                 6,465,898
                                                               -----------

                                                             Value
                   Security Description           Shares  (Note 2)(1)

           ----------------------------------------------------------
           France -- 10.7%
             Accor SA#...........................  23,460 $ 1,987,826
             Air Liquide#........................  21,078   3,039,842
             Alstom..............................  16,470   3,697,055
             AXA SA#............................. 210,697   8,544,574
             BNP Paribas SA......................  24,085   2,697,250
             Cap Gemini SA.......................  24,188   1,410,028
             Credit Agricole SA..................  56,090   1,956,778
             Gaz de France SA....................  33,200   1,849,473
             Groupe Danone.......................  29,390   2,592,221
             L'Oreal SA..........................  13,010   1,804,633
             Legrand SA..........................  62,590   2,191,130
             LVMH Moet Henessy Louis Vuitton SA#.  45,260   5,496,711
             Pernod Ricard SA#...................  12,976   2,865,811
             PPR#................................  13,560   2,284,091
             Renault SA..........................   6,870   1,001,087
             Schneider Electric SA#..............  54,480   7,551,899
             Societe Generale#...................  38,119   5,837,692
             Societe Television Francaise 1#.....  30,867     851,861
             Suez SA(Paris)......................  71,750   4,750,714
             Total SA#........................... 138,998  11,243,716
             Vinci SA#...........................  22,430   1,775,874
             Vivendi Universal SA#...............  29,300   1,346,890
                                                          -----------
                                                           76,777,156
                                                          -----------
           Germany -- 10.6%
             Allianz SE#.........................  12,850   2,644,593
             Arcandor AG+#.......................  21,709     655,260
             BASF AG#............................  23,240   3,218,959
             Bayer AG............................  91,533   7,559,421
             Bayerische Motoren Werke AG.........  28,310   1,725,417
             Commerzbank AG......................  41,873   1,646,440
             Continental AG......................  31,009   4,036,770
             DaimlerChrysler AG..................  29,643   3,019,558
             Deutsche Boerse AG#.................  40,497   7,585,121
             E.ON AG.............................  18,010   3,668,389
             Fresenius Medical Care AG#..........  63,876   3,563,500
             GEA Group AG+.......................  78,662   2,848,786
             Hochtief AG.........................  23,703   3,133,456
             K+S AG#.............................  17,380   3,547,670
             Linde AG............................  45,010   5,884,307
             MAN AG..............................  19,748   3,174,494
             Merck KGaA..........................  32,205   4,163,110
             Puma AG Rudolf Dassler Sport........   5,766   2,321,336
             Q-Cells AG+.........................  24,030   3,354,279
             SAP AG..............................  27,750   1,413,818
             Siemens AG..........................  41,638   6,317,233
                                                          -----------
                                                           75,481,917
                                                          -----------
           Greece -- 1.0%
             National Bank of Greece SA..........  87,096   5,821,855
             OPAP SA.............................  34,390   1,339,381
                                                          -----------
                                                            7,161,236
                                                          -----------
           Hong Kong -- 1.2%
             China Mobile, Ltd.#................. 238,000   4,343,559
             Hang Seng Bank, Ltd.................  71,700   1,379,791
             Hutchison Whampoa, Ltd.............. 212,000   2,526,361
                                                          -----------
                                                            8,249,711
                                                          -----------
           Hungary -- 0.1%
             OTP Bank Nyrt.......................  20,787   1,024,769
                                                          -----------

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description               Shares   (Note 2)(1)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       India -- 0.7%
         HDFC Bank, Ltd. ADR#......................    12,470 $ 1,677,090
         Infosys Technologies, Ltd. ADR#...........    47,433   1,999,301
         Satyam Computer Services, Ltd. ADR#.......    40,630   1,062,881
                                                              -----------
                                                                4,739,272
                                                              -----------
       Indonesia -- 0.2%
         PT Bank Central Asia......................   547,000     416,316
         PT Telekomunikasi Indonesia............... 1,196,000   1,294,735
                                                              -----------
                                                                1,711,051
                                                              -----------
       Ireland -- 0.8%
         Anglo Irish Bank Corp. PLC................    32,500     550,115
         Anglo Irish Bank Corp. PLC (Dublin).......   129,496   2,258,234
         CRH PLC (Dublin)..........................    32,376   1,224,267
         CRH, PLC (Virt-x).........................     5,937     224,141
         Kingspan Group PLC (Ireland)..............    64,400   1,360,463
                                                              -----------
                                                                5,617,220
                                                              -----------
       Israel -- 0.5%
         Teva Pharmaceutical Industries, Ltd. ADR#.    76,377   3,408,705
                                                              -----------
       Italy -- 2.1%
         Assicurazione Generali SpA................    20,528     938,855
         Eni SpA...................................   102,680   3,667,355
         Fiat SpA..................................    49,770   1,369,696
         Finmeccanica SpA..........................    55,280   1,649,530
         Intesa Sanpaolo SpA.......................   203,211   1,622,713
         Saipem SpA................................   140,413   5,657,128
                                                              -----------
                                                               14,905,277
                                                              -----------
       Japan -- 14.6%
         Aeon Credit Service Co., Ltd.#............    63,400   1,053,691
         Asahi Glass Co., Ltd.#....................   134,000   1,863,818
         Bridgestone Corp.#........................    64,200   1,219,890
         Canon, Inc.#..............................   217,500  11,453,104
         Daikin Industries, Ltd....................    46,300   2,385,192
         Denso Corp................................    37,500   1,526,093
         East Japan Railway Co.....................       130   1,075,478
         Fanuc, Ltd................................    52,600   5,503,933
         Hirose Electric Co., Ltd.#................     7,800     879,336
         Ibiden Co., Ltd...........................    68,300   5,402,799
         Inpex Holdings, Inc.......................       229   2,373,525
         Isuzu Motors, Ltd.........................   121,000     560,683
         Japan Tobacco, Inc........................       670   3,795,023
         Kao Corp..................................   182,000   5,499,872
         Keyence Corp..............................     5,700   1,326,388
         Kobe Steel, Ltd...........................   238,000     783,908
         Komatsu, Ltd..............................    92,200   2,809,231
         Kuraray Co., Ltd..........................   163,000   2,005,248
         Makita Corp...............................    26,700   1,188,181
         Marubeni Corp.............................   281,000   2,157,562
         Mitsubishi Electric Corp..................   124,000   1,414,784
         Mizuho Financial Group, Inc...............       181     973,261
         Murata Manufacturing Co., Ltd.............     7,100     416,051
         NGK Insulators, Ltd.......................    62,000   1,917,948
         Nintendo Co., Ltd.#.......................    11,800   7,253,508
         Nippon Yusen Kabushiki Kaisha.............   194,000   1,684,562
         Nomura Holdings, Inc.#....................   138,400   2,478,687
         NTT DoCoMo, Inc...........................     1,130   1,793,849
         Omron Corp................................    47,900   1,253,205
         ORIX Corp.#...............................     6,370   1,309,712
         Ricoh Co., Ltd............................   102,000   1,915,195
         Sony Financial Holdings, Inc.+............       602   2,275,480
         Sumitomo Chemical Co., Ltd................   221,000   1,886,172
         Sumitomo Heavy Industries, Ltd............   105,000   1,141,381
         Sumitomo Metal Industries, Ltd............   336,000   1,490,389

                                                                       Value
                   Security Description                     Shares  (Note 2)(1)

--------------------------------------------------------------------------------
Japan (continued)
  Sumitomo Realty & Development Co., Ltd...................  81,000 $  2,461,337
  Suzuki Motor Corp.#......................................  60,900    1,988,858
  Terumo Corp..............................................  37,300    1,884,374
  The Shizuoka Bank, Ltd...................................  95,000    1,128,070
  Tokyo Gas Co., Ltd....................................... 247,000    1,230,565
  Toyota Motor Corp........................................ 169,550    9,547,284
  Yamada Denki Co., Ltd.#..................................  17,160    1,988,266
                                                                    ------------
                                                                     104,295,893
                                                                    ------------
Luxembourg -- 0.2%
  SES......................................................  56,623    1,423,203
                                                                    ------------
Mexico -- 1.3%
  America Movil SAB de CV, Series L ADR.................... 112,146    6,914,922
  Desarrolladora Homex SAB de CV ADR+#.....................  17,186      845,036
  Grupo Televisa SA ADR#...................................  29,758      719,251
  Urbi Desarrollos Urbanos SA de CV+....................... 162,900      552,583
                                                                    ------------
                                                                       9,031,792
                                                                    ------------
Netherlands -- 2.5%
  ASML Holding NV+.........................................  53,768    1,865,213
  CNH Global NV#...........................................  11,570      709,588
  Heineken Holding NV......................................  31,269    1,741,631
  Heineken NV.............................................. 100,500    6,570,020
  Royal Numico NV#.........................................  15,586    1,239,133
  TNT NV................................................... 137,673    5,634,947
                                                                    ------------
                                                                      17,760,532
                                                                    ------------
Norway -- 1.5%
  Aker Kvaerner ASA........................................  65,085    1,852,522
  Petroleum Geo-Services ASA+..............................  54,566    1,559,843
  Statoil ASA.............................................. 126,750    4,114,453
  Telenor ASA+.............................................  80,456    1,863,735
  Yara International ASA...................................  33,980    1,289,640
                                                                    ------------
                                                                      10,680,193
                                                                    ------------
Singapore -- 2.0%
  Keppel Corp., Ltd........................................ 735,000    6,840,172
  Overseas-Chinese Banking Corp............................ 502,000    2,960,172
  Singapore Telecommunications, Ltd........................ 875,950    2,347,572
  United Overseas Bank, Ltd................................ 164,000    2,251,570
                                                                    ------------
                                                                      14,399,486
                                                                    ------------
South Africa -- 0.6%
  MTN Group, Ltd........................................... 118,360    2,381,850
  Standard Bank Group, Ltd................................. 102,831    1,581,880
                                                                    ------------
                                                                       3,963,730
                                                                    ------------
South Korea -- 1.0%
  Hana Financial Group, Inc................................  37,230    1,758,941
  Hyundai Heavy Industries Co., Ltd........................   3,612    1,856,457
  Samsung Electronics Co., Ltd.............................   1,720    1,059,235
  Samsung Electronics Co., Ltd. GDR*.......................   8,541    2,598,360
                                                                    ------------
                                                                       7,272,993
                                                                    ------------
Spain -- 2.4%
  Banco Bilbao Vizcaya Argentaria SA#...................... 144,580    3,582,689
  Banco Santander Central Hispano SA.......................  71,886    1,541,107
  Cintra Concesiones de Infraestructuras de Transporte SA#. 113,682    1,816,441
  Industria de Diseno Textil SA#...........................  91,201    6,330,793
  Telefonica SA............................................ 121,340    4,061,390
                                                                    ------------
                                                                      17,332,420
                                                                    ------------

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                    Value
                  Security Description                  Shares   (Note 2)(1)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Sweden -- 0.6%
     Assa Abloy AB, Class B...........................    81,539 $ 1,695,922
     Atlas Copco AB, Class A..........................    78,800   1,158,044
     Swedish Match AB.................................    68,046   1,571,701
                                                                 -----------
                                                                   4,425,667
                                                                 -----------
   Switzerland -- 11.5%
     ABB, Ltd.........................................   177,080   5,201,466
     Actelion Ltd.+...................................    32,796   1,454,112
     Adecco SA........................................    12,933     717,350
     Compagnie Financiere Richemont SA................    61,376   4,213,724
     Credit Suisse Group..............................    27,104   1,622,956
     Givaudan SA......................................     2,970   2,840,510
     Holcim, Ltd......................................    36,970   3,955,615
     Julius Baer Holding AG...........................    94,058   7,886,305
     Nestle SA........................................    34,207  16,346,998
     Novartis AG......................................    42,926   2,430,192
     Roche Holding AG.................................    78,837  14,963,940
     Sonova Holding AG................................    11,790   1,260,702
     Swiss Reinsurance................................    36,151   2,665,597
     Syngenta AG......................................    33,552   8,303,029
     UBS AG(virt-x)...................................   167,797   8,429,348
                                                                 -----------
                                                                  82,291,844
                                                                 -----------
   Taiwan -- 1.6%
     AU Optronics Corp................................ 1,022,000   1,998,528
     Hon Hai Precision Industry Co., Ltd..............   838,920   5,377,752
     MediaTek, Inc....................................   139,755   1,827,293
     Taiwan Semiconductor Manufacturing Co., Ltd......   395,014     743,991
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR.   137,600   1,364,992
                                                                 -----------
                                                                  11,312,556
                                                                 -----------
   Turkey -- 0.5%
     Akbank TAS.......................................   189,565   1,372,166
     Turkiye Garanti Bankasi AS.......................   259,760   2,283,554
                                                                 -----------
                                                                   3,655,720
                                                                 -----------
   United Kingdom -- 14.1%
     Admiral Group PLC................................    74,200   1,590,042
     Aggreko PLC......................................    80,260     836,589
     AMEC PLC.........................................   100,510   1,590,420
     American Physicians Capital, Inc.................    39,638   1,538,299
     Anglo American PLC...............................    39,895   2,700,181
     Aviva PLC........................................   102,548   1,439,590
     Barclays PLC.....................................    69,632     806,666
     BG Group PLC.....................................   296,646   6,213,775
     BHP Billiton PLC.................................    38,740   1,282,248
     British Sky Broadcasting Group PLC...............    21,890     281,456
     Burberry Group PLC...............................   349,053   4,129,473
     Capita Group PLC.................................   208,196   3,174,278
     Compass Group PLC................................   106,440     696,798
     Diageo PLC.......................................   164,910   3,708,451
     easyJet PLC+.....................................   104,520   1,208,364
     Enterprise Inns PLC..............................    58,161     638,045
     GlaxoSmithKline PLC..............................   216,879   5,724,571
     HSBC Holdings PLC................................   161,275   2,753,830
     Imperial Tobacco Group PLC.......................    49,918   2,582,332
     Informa PLC......................................   161,518   1,474,151
     International Power PLC..........................   542,161   5,200,277
     Ladbrokes PLC....................................   207,048   1,312,526
     Man Group PLC....................................   267,064   3,057,677
     Man Group PLC Class B............................   305,216     427,302
     Reckitt Benckiser PLC............................   191,882  11,394,359
     Royal Dutch Shell PLC, Class A...................    78,700   3,190,740
     Scottish and Southern Energy PLC.................   129,340   4,224,533
     Shire PLC........................................    76,186   1,807,582

                                                            Shares/
                                                           Principal       Value
                  Security Description                      Amount      (Note 2)(1)

------------------------------------------------------------------------------------
United Kingdom (continued)
  Smiths Group PLC.......................................     119,786  $  2,628,207
  Tesco PLC..............................................     865,590     8,529,382
  TUI Travel PLC+........................................     299,230     1,692,584
  Vodafone Group PLC.....................................   1,136,800     4,253,982
  William Hill PLC.......................................     252,790     2,692,253
  WPP Group PLC..........................................     470,473     5,944,214
                                                                       ------------
                                                                        100,725,177
                                                                       ------------
United States -- 0.3%
  Synthes, Inc...........................................      19,590     2,442,029
                                                                       ------------
Total Common Stock
   (cost $539,466,318)...................................               686,618,340
                                                                       ------------
PREFERRED STOCK -- 1.6%
Brazil -- 0.5%
  Banco Itau Holding Financeira SA.......................      49,000     1,352,987
  Cia de Bebidas das Americas ADR........................      18,639     1,399,416
  Petroleo Brasileiro SA ADR.............................      15,976     1,296,772
                                                                       ------------
                                                                          4,049,175
                                                                       ------------
Germany -- 1.1%
  Henkel KGaA............................................      69,175     3,817,641
  Porsche AG.............................................       1,748     3,847,576
                                                                       ------------
                                                                          7,665,217
                                                                       ------------
Total Preferred Stock
   (cost $6,585,222).....................................                11,714,392
                                                                       ------------
Total Long-Term Investment Securities
   (cost $546,051,540)...................................               698,332,732
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 14.5%
United States -- 14.5%
Collective Investment Pool -- 12.5%
  Securities Lending Quality Trust(2)....................  89,511,499    89,511,499
                                                                       ------------
Commercial Paper -- 0.3%
  Societe Generale NA
   5.18% due 12/03/07.................................... $ 1,845,000     1,844,528
Time Deposits -- 1.7%
  Euro Time Deposit with State Street Bank & Trust Co.
   3.35% due 12/03/07....................................  12,481,000    12,481,000
                                                                       ------------
                                                                         14,325,528
                                                                       ------------
Total Short-Term Investment Securities
   (cost $103,837,027)...................................               103,837,027
                                                                       ------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $1,852,627 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 4.25% due 05/15/09 and having
   approximate value of $1,893,316
   (cost $1,852,000).....................................   1,852,000     1,852,000
                                                                       ------------
TOTAL INVESTMENTS --
   (cost $651,740,567)(3)................................       112.4%  804,021,759
                                                                       ------------
Liabilities in excess of other assets....................       (12.4)  (88,933,356)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $715,088,403
                                                          ===========  ============

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $2,598,360 representing 0.36% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)A substantial number of the Fund's holdings were valued using the fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $642,611,453 representing 89.87% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.
ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool...............  11.6%
                Oil Companies -- Integrated..............   7.4
                Finance -- Investment Banker/Broker......   5.8
                Medical -- Drugs.........................   5.8
                Diversified Manufacturing Operations.....   4.1
                Wireless Equipment.......................   4.1
                Electronic Components -- Semiconductors..   3.9
                E-Commerce/Products......................   3.7
                Cosmetics & Toiletries...................   3.4
                Medical -- Biomedical/Gene...............   3.3
                Networking Products......................   3.0
                Web Portals/ISP..........................   2.9
                Investment Management/Advisor Services...   2.8
                Banks -- Super Regional..................   2.6
                Enterprise Software/Service..............   2.5
                Medical Products.........................   2.5
                Applications Software....................   2.1
                Telephone -- Integrated..................   2.1
                Computers................................   2.0
                E-Commerce/Services......................   2.0
                Footwear & Related Apparel...............   1.9
                Retail -- Drug Store.....................   1.9
                Food -- Retail...........................   1.8
                Beverages -- Wine/Spirits................   1.6
                Oil -- Field Services....................   1.6
                Tobacco..................................   1.6
                Transport -- Services....................   1.6
                Advertising Agencies.....................   1.5
                Aerospace/Defense........................   1.3
                Consumer Products -- Misc................   1.3
                Food -- Misc.............................   1.3
                Medical Instruments......................   1.3
                Industrial Gases.........................   1.2
                Investment Companies.....................   1.2
                Oil Companies -- Exploration & Production   1.2
                Retail -- Consumer Electronics...........   1.2
                Finance -- Credit Card...................   1.1
                Insurance Brokers........................   1.1
                Medical -- HMO...........................   1.1
                Schools..................................   1.1
                Banks -- Fiduciary.......................   1.0
                Beverages -- Non-alcoholic...............   1.0
                Data Processing/Management...............   1.0
                Insurance -- Life/Health.................   1.0
                Insurance -- Multi-line..................   1.0
                Electric -- Integrated...................   0.9
                Aerospace/Defense -- Equipment...........   0.6
                Consulting Services......................   0.4
                                                          -----
                                                          112.4%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 100.8%
        Advertising Agency -- 1.5%
          Omnicom Group, Inc.#........................ 20,657 $1,007,029
                                                              ----------
        Aerospace/Defense -- 1.3%
          Lockheed Martin Corp........................  8,282    916,569
                                                              ----------
        Aerospace/Defense - Equipment -- 0.6%
          United Technologies Corp....................  5,889    440,321
                                                              ----------
        Applications Software -- 2.1%
          Microsoft Corp.............................. 41,470  1,393,392
                                                              ----------
        Banks - Fiduciary -- 1.0%
          State Street Corp...........................  8,578    685,296
                                                              ----------
        Banks - Super Regional -- 2.6%
          Wells Fargo & Co............................ 53,710  1,741,815
                                                              ----------
        Beverages - Non-alcoholic -- 1.0%
          PepsiCo, Inc................................  8,678    669,768
                                                              ----------
        Beverages - Wine/Spirits -- 1.6%
          Diageo PLC(1)............................... 38,617    868,409
          Diageo PLC ADR..............................  2,390    216,486
                                                              ----------
                                                               1,084,895
                                                              ----------
        Computers -- 2.0%
          Dell, Inc.+................................. 54,269  1,331,761
                                                              ----------
        Consulting Services -- 0.4%
          Accenture Ltd., Class A.....................  8,874    306,685
                                                              ----------
        Consumer Products - Misc. -- 1.3%
          Clorox Co.#................................. 13,560    879,773
                                                              ----------
        Cosmetics & Toiletries -- 3.4%
          Procter & Gamble Co......................... 31,132  2,303,768
                                                              ----------
        Data Processing/Management -- 1.0%
          Automatic Data Processing, Inc.............. 15,628    704,198
                                                              ----------
        Diversified Manufacturing Operations -- 4.1%
          General Electric Co......................... 72,747  2,785,483
                                                              ----------
        E-Commerce/Products -- 3.7%
          Amazon.com, Inc.+#.......................... 27,583  2,497,916
                                                              ----------
        E-Commerce/Services -- 2.0%
          eBay, Inc.+................................. 41,167  1,380,330
                                                              ----------
        Electric - Integrated -- 0.9%
          Exelon Corp.................................  7,798    632,184
                                                              ----------
        Electronic Components - Semiconductors -- 3.9%
          Altera Corp.#............................... 37,945    712,607
          Intel Corp.................................. 47,778  1,246,050
          Texas Instruments, Inc...................... 21,323    673,167
                                                              ----------
                                                               2,631,824
                                                              ----------
        Enterprise Software/Service -- 2.5%
          Oracle Corp.+............................... 83,847  1,692,032
                                                              ----------
        Finance - Credit Card -- 1.1%
          American Express Co......................... 12,466    735,245
                                                              ----------
        Finance - Investment Banker/Broker -- 5.8%
          Citigroup, Inc.............................. 58,093  1,934,497
          JPMorgan Chase & Co......................... 19,534    891,141
          The Goldman Sachs Group, Inc................  4,840  1,096,938
                                                              ----------
                                                               3,922,576
                                                              ----------
        Food - Misc. -- 1.3%
          McCormick & Co., Inc.#...................... 23,967    915,779
                                                              ----------
        Food - Retail -- 1.8%
          Whole Foods Market, Inc.#................... 28,440  1,223,204
                                                              ----------

                                                                 Value
                     Security Description               Shares  (Note 2)

       ------------------------------------------------------------------
       Footwear & Related Apparel -- 1.9%
         Timberland Co., Class A+#..................... 79,757 $1,298,444
                                                               ----------
       Industrial Gases -- 1.2%
         Air Products & Chemicals, Inc.................  7,897    782,119
                                                               ----------
       Insurance Broker -- 1.1%
         Marsh & McLennan Cos., Inc.................... 28,695    720,818
                                                               ----------
       Insurance - Life/Health -- 1.0%
         Prudential Financial, Inc.....................  7,237    681,291
                                                               ----------
       Insurance - Multi-line -- 1.0%
         Hartford Financial Services Group, Inc........  7,416    706,893
                                                               ----------
       Investment Companies -- 1.2%
         Apollo Global Mgmt LLC Class A................ 33,592    823,004
                                                               ----------
       Investment Management/Advisor Services -- 2.8%
         Legg Mason, Inc.#............................. 18,154  1,385,332
         T. Rowe Price Group, Inc......................  8,086    497,127
                                                               ----------
                                                                1,882,459
                                                               ----------
       Medical Instruments -- 1.3%
         Medtronic, Inc................................ 16,765    852,500
                                                               ----------
       Medical Products -- 2.5%
         Baxter International, Inc..................... 15,176    908,587
         Johnson & Johnson............................. 11,322    766,952
                                                               ----------
                                                                1,675,539
                                                               ----------
       Medical - Biomedical/Gene -- 3.3%
         Amgen, Inc.+.................................. 26,849  1,483,407
         Biogen Idec, Inc.+............................  9,800    726,376
                                                               ----------
                                                                2,209,783
                                                               ----------
       Medical - Drugs -- 5.8%
         Abbott Laboratories........................... 13,474    774,890
         Bristol - Myers Squibb Co..................... 24,831    735,743
         Novartis AG ADR............................... 17,569    993,000
         Pfizer, Inc................................... 40,283    957,124
         Wyeth.........................................  9,934    487,759
                                                               ----------
                                                                3,948,516
                                                               ----------
       Medical - HMO -- 1.1%
         WellPoint, Inc.+..............................  8,784    739,701
                                                               ----------
       Networking Products -- 3.0%
         Cisco Systems, Inc.+.......................... 71,711  2,009,342
                                                               ----------
       Oil Companies - Exploration & Production -- 1.2%
         Apache Corp...................................  8,709    842,944
                                                               ----------
       Oil Companies - Integrated -- 7.4%
         BP PLC ADR....................................  9,938    722,890
         Chevron Corp..................................  6,324    555,057
         ConocoPhillips................................ 10,365    829,615
         ExxonMobil Corp............................... 32,979  2,940,408
                                                               ----------
                                                                5,047,970
                                                               ----------
       Oil - Field Services -- 1.6%
         Schlumberger, Ltd............................. 11,446  1,069,629
                                                               ----------
       Retail - Consumer Electronics -- 1.2%
         Best Buy Co., Inc.#........................... 16,499    842,274
                                                               ----------
       Retail - Drug Store -- 1.9%
         CVS Caremark Corp............................. 31,550  1,264,840
                                                               ----------
       School -- 1.1%
         Apollo Group, Inc., Class A+..................  9,673    740,178
                                                               ----------

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description                Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Telephone - Integrated -- 2.1%
        AT&T, Inc..................................... 18,224 $   696,339
        Verizon Communications, Inc................... 16,145     697,625
                                                              -----------
                                                                1,393,964
                                                              -----------
      Tobacco -- 1.6%
        Altria Group, Inc............................. 13,594   1,054,351
                                                              -----------
      Transport - Services -- 1.6%
        Expeditors International of Washington, Inc.#.  9,612     450,995
        United Parcel Service, Inc., Class B..........  8,837     651,110
                                                              -----------
                                                                1,102,105
                                                              -----------
      Web Portals/ISP -- 2.9%
        Google, Inc., Class A+........................  2,829   1,960,497
                                                              -----------
      Wireless Equipment -- 4.1%
        QUALCOMM, Inc................................. 67,435   2,749,999
                                                              -----------
      Total Long-Term Investment Securities
         (cost $59,593,668)...........................         68,281,003
                                                              -----------

                                                               Value
                 Security Description              Shares     (Note 2)

       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 11.6%
       Collective Investment Pool -- 11.6%
         Securities Lending Quality Trust(2)
          (cost $7,875,749)..................... 7,875,749  $ 7,875,749
                                                            -----------
       TOTAL INVESTMENTS
          (cost $67,469,417)(3).................     112.4%  76,156,752
       Liabilities in excess of other assets....     (12.4)  (8,402,807)
                                                 ---------  -----------
       NET ASSETS --                                 100.0% $67,753,945
                                                 =========  ===========

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Security was valued using fair value procedures at November 30, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financials Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Computers................................ 8.7%
                 Collective Investment Pool............... 8.6
                 Aerospace/Defense........................ 5.4
                 Networking Products...................... 3.6
                 Electronic Components -- Semiconductors.. 3.4
                 Medical -- Drugs......................... 3.3
                 Medical -- HMO........................... 3.2
                 Diversified Manufacturing Operations..... 3.1
                 Web Portals/ISP.......................... 2.9
                 Applications Software.................... 2.8
                 Cellular Telecom......................... 2.8
                 Engineering/R&D Services................. 2.7
                 Medical Products......................... 2.5
                 Beverages -- Non-alcoholic............... 2.2
                 Oil Companies -- Integrated.............. 2.2
                 Enterprise Software/Service.............. 2.0
                 Finance -- Investment Banker/Broker...... 2.0
                 Oil -- Field Services.................... 1.9
                 Medical -- Biomedical/Gene............... 1.8
                 Repurchase Agreements.................... 1.8
                 Wireless Equipment....................... 1.8
                 Cosmetics & Toiletries................... 1.6
                 Pharmacy Services........................ 1.6
                 Agricultural Chemicals................... 1.5
                 E-Commerce/Services...................... 1.4
                 Metal -- Diversified..................... 1.4
                 Consulting Services...................... 1.3
                 Electric Products -- Misc................ 1.3
                 Finance -- Other Services................ 1.1
                 Health Care Cost Containment............. 1.1
                 Retail -- Drug Store..................... 1.1
                 Retail -- Discount....................... 1.0
                 Aerospace/Defense -- Equipment........... 0.9
                 Athletic Footwear........................ 0.9
                 Insurance -- Life/Health................. 0.9
                 Beverages -- Wine/Spirits................ 0.8
                 Instruments -- Scientific................ 0.8
                 Medical -- Generic Drugs................. 0.8
                 Building -- Heavy Construction........... 0.7
                 Oil Companies -- Exploration & Production 0.7
                 Therapeutics............................. 0.7
                 Computer Aided Design.................... 0.6
                 Finance -- Credit Card................... 0.6
                 Medical Instruments...................... 0.6
                 Oil Field Machinery & Equipment.......... 0.6
                 Telecom Equipment -- Fiber Optics........ 0.6
                 Banks -- Fiduciary....................... 0.5
                 Cable TV................................. 0.5
                 Coal..................................... 0.5
                 Data Processing/Management............... 0.5
                 Diversified Minerals..................... 0.5
                 Electronic Measurement Instruments....... 0.5
                 Electronics -- Military.................. 0.5
                 Independent Power Producers.............. 0.5
                 Insurance -- Multi-line.................. 0.5
                 Multimedia............................... 0.5
                 Retail -- Office Supplies................ 0.5
                 X-Ray Equipment.......................... 0.5
                 Auto/Truck Parts & Equipment -- Original. 0.4
                 Banks -- Commercial...................... 0.4
                 Brewery.................................. 0.4
                 Chemicals -- Specialty................... 0.4
                 Commercial Services...................... 0.4
                 Computer Services........................ 0.4
                 Computers -- Memory Devices.............. 0.4
                 Diagnostic Kits.......................... 0.4
                 Electronic Forms......................... 0.4
                 Insurance -- Property/Casualty........... 0.4
                 Internet Infrastructure Software......... 0.4

            Internet Security...............................   0.4
            Oil & Gas Drilling..............................   0.4
            Retail -- Auto Parts............................   0.4
            Retail -- Consumer Electronics..................   0.4
            Schools.........................................   0.4
            Casino Hotels...................................   0.3
            Electronic Parts Distribution...................   0.3
            Retail -- Apparel/Shoe..........................   0.3
            Retail -- Regional Department Stores............   0.3
            Retail -- Restaurants...........................   0.3
            Semiconductor Equipment.........................   0.3
            Semiconductors Components -- Integrated Circuits   0.3
            Time Deposits...................................   0.3
            Finance -- Consumer Loans.......................   0.2
            Machinery -- General Industrial.................   0.2
            Medical -- Wholesale Drug Distribution..........   0.2
                                                             -----
                                                             108.7%
                                                             =====

*  Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 97.6%
      Aerospace/Defense -- 5.4%
        Boeing Co.....................................  79,395 $ 7,347,213
        General Dynamics Corp.........................  47,192   4,189,706
        Lockheed Martin Corp..........................  95,388  10,556,590
        Raytheon Co................................... 114,995   7,112,441
        Spirit Aerosystems Holdings, Inc., Class A+...  62,900   2,198,355
                                                               -----------
                                                                31,404,305
                                                               -----------
      Aerospace/Defense - Equipment -- 0.9%
        United Technologies Corp......................  67,866   5,074,341
                                                               -----------
      Agricultural Chemicals -- 1.5%
        Monsanto Co...................................  50,400   5,008,248
        Syngenta AG...................................  15,591   3,858,266
                                                               -----------
                                                                 8,866,514
                                                               -----------
      Applications Software -- 2.8%
        Microsoft Corp................................ 477,229  16,034,894
                                                               -----------
      Athletic Footwear -- 0.9%
        NIKE, Inc., Class B...........................  76,118   4,997,147
                                                               -----------
      Auto/Truck Parts & Equipment - Original -- 0.4%
        BorgWarner, Inc...............................  22,026   2,127,932
                                                               -----------
      Banks - Commercial -- 0.4%
        Unibanco - Uniao de Bancos Brasileiros SA GDR.  16,190   2,423,967
                                                               -----------
      Banks - Fiduciary -- 0.5%
        The Bank of New York Mellon Corp..............  65,471   3,139,989
                                                               -----------
      Beverages - Non - alcoholic -- 2.2%
        PepsiCo, Inc.................................. 166,937  12,884,198
                                                               -----------
      Beverages - Wine/Spirits -- 0.8%
        Diageo PLC.................................... 210,419   4,731,845
                                                               -----------
      Building - Heavy Construction -- 0.7%
        Chicago Bridge & Iron Co. NV..................  80,657   4,286,920
                                                               -----------
      Cable TV -- 0.5%
        Comcast Corp., Class A+....................... 128,400   2,637,336
                                                               -----------
      Casino Hotel -- 0.3%
        Las Vegas Sands Corp.+#.......................  14,550   1,649,970
                                                               -----------
      Cellular Telecom -- 2.8%
        America Movil SAB de CV, Series L ADR......... 108,067   6,663,411
        China Mobile, Ltd............................. 296,000   5,402,074
        NII Holdings, Inc.+...........................  70,800   3,905,328
                                                               -----------
                                                                15,970,813
                                                               -----------
      Chemicals - Specialty -- 0.4%
        The Mosaic Co.+...............................  35,330   2,443,069
                                                               -----------
      Coal -- 0.5%
        Peabody Energy Corp...........................  50,700   2,820,948
                                                               -----------
      Commercial Services -- 0.4%
        AerCap Holdings NV+........................... 111,900   2,577,057
                                                               -----------
      Computer Aided Design -- 0.6%
        Autodesk, Inc.+...............................  69,678   3,281,137
                                                               -----------
      Computer Services -- 0.4%
        DST Systems, Inc.+#...........................  25,523   2,163,074
                                                               -----------
      Computers -- 8.7%
        Apple, Inc.+..................................  94,085  17,144,169
        Dell, Inc.+................................... 117,861   2,892,309
        Hewlett - Packard Co.......................... 343,379  17,567,270
        International Business Machines Corp..........  75,018   7,890,393
        Research In Motion, Ltd.+.....................  43,566   4,958,682
                                                               -----------
                                                                50,452,823
                                                               -----------

                                                                Value
                    Security Description              Shares   (Note 2)

       ------------------------------------------------------------------
       Computers - Memory Devices -- 0.4%
         EMC Corp.+.................................. 112,000 $ 2,158,240
                                                              -----------
       Consulting Services -- 1.3%
         Accenture Ltd., Class A..................... 210,396   7,271,286
                                                              -----------
       Cosmetics & Toiletries -- 1.6%
         Procter & Gamble Co......................... 124,200   9,190,800
                                                              -----------
       Data Processing/Management -- 0.5%
         Fiserv, Inc.+...............................  52,900   2,715,357
                                                              -----------
       Diagnostic Kits -- 0.4%
         Inverness Medical Innovations, Inc.+#.......  41,100   2,411,748
                                                              -----------
       Diversified Manufacturing Operations -- 3.1%
         Danaher Corp.#..............................  55,000   4,775,100
         Dover Corp.#................................  62,800   2,906,384
         General Electric Co......................... 163,900   6,275,731
         Honeywell International, Inc................  71,884   4,070,072
                                                              -----------
                                                               18,027,287
                                                              -----------
       Diversified Minerals -- 0.5%
         Cia Vale do Rio Doce ADR....................  78,100   2,700,698
                                                              -----------
       E - Commerce/Services -- 1.4%
         eBay, Inc.+................................. 152,396   5,109,838
         Expedia, Inc.+#.............................  96,000   3,129,600
                                                              -----------
                                                                8,239,438
                                                              -----------
       Electric Products - Misc. -- 1.3%
         AMETEK, Inc.#...............................  67,017   2,948,748
         Emerson Electric Co.........................  75,300   4,293,606
                                                              -----------
                                                                7,242,354
                                                              -----------
       Electronic Components - Semiconductors -- 3.4%
         Broadcom Corp., Class A+#...................  64,700   1,730,078
         Intel Corp.................................. 282,643   7,371,330
         MEMC Electronic Materials, Inc.+............  37,000   2,870,460
         NVIDIA Corp.+...............................  90,550   2,855,947
         Texas Instruments, Inc...................... 146,576   4,627,404
                                                              -----------
                                                               19,455,219
                                                              -----------
       Electronic Forms -- 0.4%
         Adobe Systems, Inc.+........................  51,900   2,187,066
                                                              -----------
       Electronic Measurement Instruments -- 0.5%
         Agilent Technologies, Inc.+.................  75,900   2,871,297
                                                              -----------
       Electronic Parts Distribution -- 0.3%
         Avnet, Inc.+#...............................  57,000   1,966,500
                                                              -----------
       Electronics - Military -- 0.5%
         L - 3 Communications Holdings, Inc.#........  24,500   2,710,925
                                                              -----------
       Engineering/R&D Services -- 2.7%
         ABB, Ltd.................................... 267,182   7,848,080
         Fluor Corp..................................  21,200   3,120,004
         McDermott International, Inc.+..............  92,308   4,827,708
                                                              -----------
                                                               15,795,792
                                                              -----------
       Enterprise Software/Service -- 2.0%
         BMC Software, Inc.+.........................  95,115   3,146,404
         Oracle Corp.+............................... 424,152   8,559,388
                                                              -----------
                                                               11,705,792
                                                              -----------
       Finance - Consumer Loans -- 0.2%
         SLM Corp....................................  25,200     959,616
                                                              -----------
       Finance - Credit Card -- 0.6%
         American Express Co.........................  61,100   3,603,678
                                                              -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Finance - Investment Banker/Broker -- 2.0%
          The Goldman Sachs Group, Inc.#...........  50,881 $11,531,670
                                                            -----------
        Finance - Other Services -- 1.1%
          CME Group, Inc...........................   4,300   2,831,980
          Nymex Holdings, Inc.#....................  10,500   1,307,775
          The Nasdaq Stock Market, Inc.+#..........  49,916   2,164,358
                                                            -----------
                                                              6,304,113
                                                            -----------
        Health Care Cost Containment -- 1.1%
          McKesson Corp............................  92,245   6,155,509
                                                            -----------
        Independent Power Producer -- 0.5%
          NRG Energy, Inc.+#.......................  67,257   2,851,024
                                                            -----------
        Instruments - Scientific -- 0.8%
          Thermo Fisher Scientific, Inc.+..........  84,200   4,853,288
                                                            -----------
        Insurance - Life/Health -- 0.9%
          Prudential Financial, Inc................  53,888   5,073,016
                                                            -----------
        Insurance - Multi - line -- 0.5%
          Assurant, Inc.#..........................  41,700   2,728,431
                                                            -----------
        Insurance - Property/Casualty -- 0.4%
          Chubb Corp...............................  39,839   2,173,217
                                                            -----------
        Internet Infrastructure Software -- 0.4%
          Akamai Technologies, Inc.+#..............  54,400   2,070,464
                                                            -----------
        Internet Security -- 0.4%
          McAfee, Inc.+............................  62,919   2,450,695
                                                            -----------
        Machinery - General Industrial -- 0.2%
          IDEX Corp................................  38,441   1,372,344
                                                            -----------
        Medical Instruments -- 0.6%
          Medtronic, Inc...........................  70,100   3,564,585
                                                            -----------
        Medical Products -- 2.5%
          Baxter International, Inc................ 100,628   6,024,598
          Johnson & Johnson........................  94,100   6,374,334
          Zimmer Holdings, Inc.+...................  29,000   1,877,170
                                                            -----------
                                                             14,276,102
                                                            -----------
        Medical - Biomedical/Gene -- 1.8%
          Biogen Idec, Inc.+.......................  31,881   2,363,020
          Celgene Corp.+#..........................  34,600   2,129,630
          Genentech, Inc.+.........................  35,500   2,706,875
          Genzyme Corp.+...........................  40,200   3,012,186
                                                            -----------
                                                             10,211,711
                                                            -----------
        Medical - Drugs -- 3.3%
          Abbott Laboratories......................  33,900   1,949,589
          Allergan, Inc............................  21,500   1,441,360
          Merck & Co., Inc.........................  83,165   4,936,674
          Novartis AG ADR..........................  46,500   2,628,180
          Schering - Plough Corp................... 183,068   5,730,029
          Shire PLC................................  96,122   2,280,582
                                                            -----------
                                                             18,966,414
                                                            -----------
        Medical - Generic Drugs -- 0.8%
          Barr Pharmaceuticals, Inc.+..............  51,700   2,776,290
          Teva Pharmaceutical Industries, Ltd. ADR.  48,000   2,142,240
                                                            -----------
                                                              4,918,530
                                                            -----------
        Medical - HMO -- 3.2%
          Coventry Health Care, Inc.+#.............  48,665   2,816,730
          UnitedHealth Group, Inc.................. 181,025   9,956,375
          WellPoint, Inc.+.........................  70,726   5,955,837
                                                            -----------
                                                             18,728,942
                                                            -----------

                                                                 Value
                    Security Description               Shares   (Note 2)

      --------------------------------------------------------------------
      Medical - Wholesale Drug Distribution -- 0.2%
        Cardinal Health, Inc..........................  22,100 $ 1,338,155
                                                               -----------
      Metal - Diversified -- 1.4%
        Freeport - McMoRan Copper & Gold, Inc.........  31,912   3,157,054
        Rio Tinto PLC ADR#............................  10,479   4,898,723
                                                               -----------
                                                                 8,055,777
                                                               -----------
      Multimedia -- 0.5%
        News Corp., Class A........................... 128,662   2,710,908
                                                               -----------
      Networking Products -- 3.6%
        Cisco Systems, Inc.+.......................... 658,380  18,447,808
        Juniper Networks, Inc.+#......................  79,000   2,347,880
                                                               -----------
                                                                20,795,688
                                                               -----------
      Oil & Gas Drilling -- 0.4%
        Transocean, Inc...............................  16,860   2,314,709
                                                               -----------
      Oil Companies - Exploration & Production -- 0.7%
        Occidental Petroleum Corp.....................  60,851   4,245,574
                                                               -----------
      Oil Companies - Integrated -- 2.2%
        ExxonMobil Corp...............................  91,471   8,155,554
        Marathon Oil Corp.............................  80,404   4,494,584
                                                               -----------
                                                                12,650,138
                                                               -----------
      Oil Field Machinery & Equipment -- 0.6%
        National - Oilwell Varco, Inc.+...............  49,190   3,352,298
                                                               -----------
      Oil - Field Services -- 1.9%
        Halliburton Co................................ 101,700   3,723,237
        Schlumberger, Ltd.............................  75,000   7,008,750
                                                               -----------
                                                                10,731,987
                                                               -----------
      Pharmacy Services -- 1.6%
        Express Scripts, Inc.+........................  63,284   4,287,491
        Medco Health Solutions, Inc.+.................  50,323   5,031,797
                                                               -----------
                                                                 9,319,288
                                                               -----------
      Rental Auto/Equipment -- 0.0%
        RSC Holdings, Inc.+#..........................  19,899     244,360
                                                               -----------
      Retail - Apparel/Shoe -- 0.3%
        American Eagle Outfitters, Inc.#..............  74,900   1,714,461
                                                               -----------
      Retail - Auto Parts -- 0.4%
        AutoZone, Inc.+#..............................  19,500   2,176,785
                                                               -----------
      Retail - Consumer Electronics -- 0.4%
        Best Buy Co., Inc.#...........................  51,200   2,613,760
                                                               -----------
      Retail - Discount -- 1.0%
        Target Corp...................................  45,300   2,720,718
        Wal - Mart Stores, Inc........................  59,300   2,840,470
                                                               -----------
                                                                 5,561,188
                                                               -----------
      Retail - Drug Store -- 1.1%
        CVS Caremark Corp............................. 157,978   6,333,338
                                                               -----------
      Retail - Office Supplies -- 0.5%
        Staples, Inc.................................. 110,900   2,628,330
                                                               -----------
      Retail - Regional Department Stores -- 0.3%
        Kohl's Corp.+.................................  41,300   2,035,264
                                                               -----------
      Retail - Restaurants -- 0.3%
        Starbucks Corp.+..............................  76,850   1,797,521
                                                               -----------
      School -- 0.4%
        Apollo Group, Inc., Class A+..................  33,591   2,570,383
                                                               -----------
      Semiconductor Equipment -- 0.3%
        Applied Materials, Inc........................ 100,742   1,896,972
                                                               -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                   Security Description                Shares       (Note 2)
         ---------------------------------------------------------------------
         COMMON STOCK (continued)
         Semiconductors Components - Intergrated Circuits -- 0.3%
           Marvell Technology Group, Ltd.+#........... 113,900    $  1,701,666
                                                                  ------------
         Telecom Equipment - Fiber Optics -- 0.6%
           Corning, Inc............................... 138,700       3,369,023
                                                                  ------------
         Therapeutics -- 0.7%
           Gilead Sciences, Inc.+.....................  84,000       3,909,360
                                                                  ------------
         Web Portals/ISP -- 2.9%
           Google, Inc., Class A+.....................  19,907      13,795,551
           Yahoo!, Inc.+.............................. 103,000       2,761,430
                                                                  ------------
                                                                    16,556,981
                                                                  ------------
         Wireless Equipment -- 1.8%
           Nokia Oyj ADR.............................. 147,856       5,815,176
           QUALCOMM, Inc.............................. 116,700       4,759,026
                                                                  ------------
                                                                    10,574,202
                                                                  ------------
         X-Ray Equipment -- 0.5%
           Hologic, Inc.+.............................  40,000       2,655,600
                                                                  ------------
         Total Common Stock
            (cost $455,812,892).......................             563,265,143
                                                                  ------------
         PREFERRED STOCK -- 0.4%
         Brewery -- 0.4%
           Cia de Bebidas das Americas ADR
            (cost $2,217,154).........................  31,423       2,359,239
                                                                  ------------
         Total Long - Term Investment Securities
            (cost $458,030,046).......................             565,624,382
                                                                  ------------

                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 2)

----------------------------------------------------------------------------------
SHORT - TERM INVESTMENT SECURITIES -- 8.9%
Collective Investment Pool -- 8.6%
  Securities Lending Quality Trust(1)..................  49,658,232  $ 49,658,232
                                                                     ------------
Time Deposit -- 0.3%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.25% due 12/03/07.................................. $ 1,586,000     1,586,000
                                                                     ------------
Total Short - Term Investment Securities
   (cost $51,244,232)..................................                51,244,232
                                                                     ------------
REPURCHASE AGREEMENTS -- 1.8%
  State Street Bank & Trust Co. Joint Repurchase
   Agreement(2)........................................   2,471,000     2,471,000
  UBS Securities, LLC Joint Repurchase Agreement(2)....   8,006,000     8,006,000
                                                                     ------------
Total Repurchase Agreements
   (cost $10,477,000)..................................                10,477,000
                                                                     ------------
TOTAL INVESTMENTS
   (cost $519,751,278)(3)..............................       108.7%  627,345,614
Liabilities in excess of other assets..................        (8.7)  (50,475,710)
                                                        -----------  ------------
NET ASSETS --                                                 100.0% $576,869,904
                                                        ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 2 for details of Joint Repurchase Agreements.
(3)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financials Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool....................... 21.6%
            Electric -- Integrated...........................  5.1
            Real Estate Investment Trusts....................  4.5
            Oil Companies -- Exploration & Production........  3.9
            Diversified Manufacturing Operations.............  3.0
            Banks -- Commercial..............................  2.2
            Medical Instruments..............................  2.1
            Oil Field Machinery & Equipment..................  2.0
            Chemicals -- Specialty...........................  1.9
            Retail -- Apparel/Shoe...........................  1.9
            Data Processing/Management.......................  1.8
            Medical -- Biomedical/Gene.......................  1.7
            Chemicals -- Diversified.........................  1.5
            Commercial Paper.................................  1.5
            Telecommunication Equipment......................  1.5
            Gas -- Distribution..............................  1.4
            Insurance -- Multi-line..........................  1.3
            Insurance -- Property/Casualty...................  1.3
            Commercial Services..............................  1.2
            Medical -- Drugs.................................  1.2
            Electronic Components -- Semiconductors..........  1.1
            Schools..........................................  1.1
            Steel -- Producers...............................  1.1
            Engineering/R&D Services.........................  1.0
            Oil & Gas Drilling...............................  1.0
            Savings & Loans/Thrifts..........................  1.0
            Distribution/Wholesale...........................  0.9
            Electronic Connectors............................  0.9
            Internet Security................................  0.9
            Oil -- Field Services............................  0.9
            Pipelines........................................  0.9
            Retail -- Restaurants............................  0.9
            Semiconductors Components -- Intergrated Circuits  0.9
            Auto/Truck Parts & Equipment -- Original.........  0.8
            Electronic Design Automation.....................  0.8
            Electronic Parts Distribution....................  0.8
            Medical -- Hospitals.............................  0.8
            Retail -- Computer Equipment.....................  0.8
            Aerospace/Defense -- Equipment...................  0.7
            Apparel Manufacturers............................  0.7
            Computers -- Integrated Systems..................  0.7
            Investment Management/Advisor Services...........  0.7
            Machinery -- Pumps...............................  0.7
            Metal Processors & Fabrication...................  0.7
            Retail -- Automobile.............................  0.7
            Telephone -- Integrated..........................  0.7
            Batteries/Battery Systems........................  0.6
            Building -- Residential/Commercial...............  0.6
            Computers -- Memory Devices......................  0.6
            Dental Supplies & Equipment......................  0.6
            Hospital Beds/Equipment..........................  0.6
            Human Resources..................................  0.6
            Insurance -- Reinsurance.........................  0.6
            Medical -- HMO...................................  0.6
            Paper & Related Products.........................  0.6
            Retail -- Auto Parts.............................  0.6
            X-Ray Equipment..................................  0.6
            Building Products -- Cement......................  0.5
            Coal.............................................  0.5
            Computer Services................................  0.5
            Consumer Products -- Misc........................  0.5
            Containers -- Paper/Plastic......................  0.5
            Entertainment Software...........................  0.5
            Finance -- Investment Banker/Broker..............  0.5
            Food -- Meat Products............................  0.5
            Insurance Brokers................................  0.5
            Insurance -- Life/Health.........................  0.5
            Machine Tools & Related Products.................  0.5
            Machinery -- Construction & Mining...............  0.5

                  Machinery -- Farming................... 0.5
                  Medical Labs & Testing Services........ 0.5
                  Non-Hazardous Waste Disposal........... 0.5
                  Retail -- Discount..................... 0.5
                  Semiconductor Equipment................ 0.5
                  Transport -- Truck..................... 0.5
                  Advertising Sales...................... 0.4
                  Agricultural Chemicals................. 0.4
                  Beverages -- Non-alcoholic............. 0.4
                  Coatings/Paint......................... 0.4
                  Consulting Services.................... 0.4
                  Electric Products -- Misc.............. 0.4
                  Electronic Components -- Misc.......... 0.4
                  Hazardous Waste Disposal............... 0.4
                  Machinery -- General Industrial........ 0.4
                  Medical Products....................... 0.4
                  Oil Refining & Marketing............... 0.4
                  Publishing -- Newspapers............... 0.4
                  Rental Auto/Equipment.................. 0.4
                  Research & Development................. 0.4
                  Textile -- Home Furnishings............ 0.4
                  Transport -- Marine.................... 0.4
                  Airlines............................... 0.3
                  Auto -- Heavy Duty Trucks.............. 0.3
                  Diagnostic Equipment................... 0.3
                  E-Marketing/Info....................... 0.3
                  Enterprise Software/Service............ 0.3
                  Filtration/Separation Products......... 0.3
                  Food -- Confectionery.................. 0.3
                  Funeral Services & Related Items....... 0.3
                  Industrial Gases....................... 0.3
                  Medical Information Systems............ 0.3
                  Medical -- Generic Drugs............... 0.3
                  Medical -- Outpatient/Home Medical..... 0.3
                  Metal -- Iron.......................... 0.3
                  Networking Products.................... 0.3
                  Office Furnishings -- Original......... 0.3
                  Pharmacy Services...................... 0.3
                  Power Converter/Supply Equipment....... 0.3
                  Real Estate Management/Services........ 0.3
                  Respiratory Products................... 0.3
                  Retail -- Pet Food & Supplies.......... 0.3
                  Soap & Cleaning Preparation............ 0.3
                  Veterinary Diagnostics................. 0.3
                  Auction Houses/Art Dealers............. 0.2
                  Banks -- Fiduciary..................... 0.2
                  Casino Hotels.......................... 0.2
                  Casino Services........................ 0.2
                  Computer Aided Design.................. 0.2
                  Computer Software...................... 0.2
                  Cosmetics & Toiletries................. 0.2
                  Electronic Measurement Instruments..... 0.2
                  Financial Guarantee Insurance.......... 0.2
                  Food -- Misc........................... 0.2
                  Instruments -- Scientific.............. 0.2
                  Internet Infrastructure Software....... 0.2
                  Machinery -- Print Trade............... 0.2
                  Medical Sterilization Products......... 0.2
                  Multimedia............................. 0.2
                  Physical Therapy/Rehabilitation Centers 0.2
                  Publishing -- Books.................... 0.2
                  Recreational Centers................... 0.2
                  Retail -- Bookstore.................... 0.2
                  Retail -- Catalog Shopping............. 0.2
                  Retail -- Mail Order................... 0.2
                  Retail -- Major Department Stores...... 0.2
                  Retail -- Sporting Goods............... 0.2
                  Telecom Services....................... 0.2
                  Transport -- Equipment & Leasing....... 0.2

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

               Water......................................   0.2
               Wireless Equipment.........................   0.2
               Advertising Services.......................   0.1
               Building & Construction -- Misc............   0.1
               Building -- Heavy Construction.............   0.1
               Building -- Maintenance & Services.........   0.1
               Building -- MobileHome/Manufactured Housing   0.1
               Commercial Services -- Finance.............   0.1
               Computers..................................   0.1
               Decision Support Software..................   0.1
               Direct Marketing...........................   0.1
               Environmental Monitoring & Detection.......   0.1
               Finance -- Auto Loans......................   0.1
               Finance -- Mortgage Loan/Banker............   0.1
               Food -- Retail.............................   0.1
               Footwear & Related Apparel.................   0.1
               Golf.......................................   0.1
               Industrial Automated/Robotic...............   0.1
               Internet Content -- Entertainment..........   0.1
               Internet Infrastructure Equipment..........   0.1
               Intimate Apparel...........................   0.1
               Medical -- Nursing Homes...................   0.1
               Motion Pictures & Services.................   0.1
               Optical Supplies...........................   0.1
               Printing -- Commercial.....................   0.1
               Racetracks.................................   0.1
               Retail -- Hair Salons......................   0.1
               Tobacco....................................   0.1
               Transactional Software.....................   0.1
               U.S. Government Treasuries.................   0.1
               Vitamins & Nutrition Products..............   0.1
                                                           -----
                                                           121.7%
                                                           =====

*  Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 98.5%
      Advertising Sales -- 0.4%
        Lamar Advertising Co., Class A#.............. 206,400 $10,734,864
                                                              -----------
      Advertising Services -- 0.1%
        Getty Images, Inc.+#......................... 119,800   3,492,170
                                                              -----------
      Aerospace/Defense - Equipment -- 0.7%
        Alliant Techsystems, Inc.+#..................  84,900   9,918,867
        DRS Technologies, Inc........................ 103,900   6,151,919
        Sequa Corp., Class A+#.......................  18,500   3,236,575
                                                              -----------
                                                               19,307,361
                                                              -----------
      Agricultural Chemicals -- 0.4%
        CF Industries Holdings, Inc.................. 121,000  11,008,580
                                                              -----------
      Airlines -- 0.3%
        AirTran Holdings, Inc.+#..................... 231,500   1,965,435
        Alaska Air Group, Inc.+#..................... 102,300   2,591,259
        JetBlue Airways Corp.+#...................... 454,800   3,183,600
                                                              -----------
                                                                7,740,294
                                                              -----------
      Apparel Manufacturers -- 0.7%
        Guess ?, Inc................................. 137,900   6,471,647
        Hanesbrands, Inc.+#.......................... 242,200   6,837,306
        Phillips - Van Heusen........................ 142,600   6,049,092
                                                              -----------
                                                               19,358,045
                                                              -----------
      Auction House/Art Dealer -- 0.2%
        Sotheby's#................................... 167,200   6,261,640
                                                              -----------
      Auto - Heavy Duty Trucks -- 0.3%
        Oshkosh Truck Corp., Class B................. 187,000   8,992,830
                                                              -----------
      Auto/Truck Parts & Equipment - Original -- 0.8%
        ArvinMeritor, Inc.#.......................... 182,600   1,846,086
        BorgWarner, Inc.............................. 146,300  14,134,043
        Lear Corp.+#................................. 194,700   5,731,968
        Modine Manufacturing Co.#....................  83,100   1,690,254
                                                              -----------
                                                               23,402,351
                                                              -----------
      Banks - Commercial -- 2.2%
        Associated Banc-Corp.#....................... 321,200   8,739,852
        Bank of Hawaii Corp.......................... 125,000   6,508,750
        Cathay General Bancorp#...................... 126,200   3,657,276
        City National Corp.#......................... 103,500   6,667,470
        Colonial BancGroup, Inc.#.................... 387,500   6,169,000
        Cullen/Frost Bankers, Inc.#.................. 149,300   7,854,673
        First Community Bancorp#.....................  67,000   3,014,330
        FirstMerit Corp.#............................ 203,300   4,190,013
        SVB Financial Group+#........................  86,900   4,473,612
        TCF Financial Corp........................... 275,900   5,355,219
        Webster Financial Corp.#..................... 138,100   4,652,589
        Westamerica Bancorp.#........................  75,100   3,530,451
                                                              -----------
                                                               64,813,235
                                                              -----------
      Banks - Fiduciary -- 0.2%
        Wilmington Trust Corp........................ 171,800   6,136,696
                                                              -----------
      Batteries/Battery Systems -- 0.6%
        Energizer Holdings, Inc.+.................... 143,800  16,339,994
                                                              -----------
      Beverages - Non-alcoholic -- 0.4%
        Hansen Natural Corp.+#....................... 149,400   6,485,454
        PepsiAmericas, Inc........................... 149,700   5,067,345
                                                              -----------
                                                               11,552,799
                                                              -----------
      Building & Construction - Misc. -- 0.1%
        Dycom Industries, Inc.+#..................... 103,600   2,915,304
                                                              -----------
      Building Products - Cement -- 0.5%
        Martin Marietta Materials, Inc.#............. 105,600  14,208,480
                                                              -----------

                                                                  Value
                    Security Description                Shares   (Note 2)

     ----------------------------------------------------------------------
     Building - Heavy Construction -- 0.1%
       Granite Construction, Inc.......................  89,000 $ 3,650,780
                                                                -----------
     Building - Maintenance & Services -- 0.1%
       Rollins, Inc.#..................................  72,200   2,125,568
                                                                -----------
     Building - MobileHome/Manufactured Housing -- 0.1%
       Thor Industries, Inc.#..........................  87,400   3,080,850
                                                                -----------
     Building - Residential/Commercial -- 0.6%
       Hovnanian Enterprises, Inc., Class A+#..........  92,800     701,568
       M.D.C Holdings, Inc.#...........................  88,000   3,114,320
       NVR, Inc.+#.....................................  12,900   6,346,800
       Ryland Group, Inc.#............................. 105,700   2,431,100
       Toll Brothers, Inc.+#........................... 320,700   6,628,869
                                                                -----------
                                                                 19,222,657
                                                                -----------
     Capacitors -- 0.0%
       KEMET Corp.+#................................... 211,600   1,311,920
                                                                -----------
     Casino Hotel -- 0.2%
       Boyd Gaming Corp.#.............................. 141,900   5,494,368
                                                                -----------
     Casino Services -- 0.2%
       Scientific Games Corp., Class A+#............... 163,900   5,308,721
                                                                -----------
     Chemicals - Diversified -- 1.5%
       FMC Corp........................................ 192,200  10,517,184
       Lyondell Chemical Co............................ 640,300  30,222,160
       Olin Corp.#..................................... 186,700   3,909,498
                                                                -----------
                                                                 44,648,842
                                                                -----------
     Chemicals - Specialty -- 1.9%
       Albemarle Corp.................................. 200,200   8,836,828
       Cabot Corp...................................... 171,000   5,885,820
       Chemtura Corp................................... 610,300   4,577,250
       Cytec Industries, Inc........................... 106,200   6,514,308
       Ferro Corp.#.................................... 109,700   2,324,543
       Lubrizol Corp................................... 174,500  11,192,430
       Minerals Technologies, Inc.#....................  48,700   3,258,030
       Sensient Technologies Corp...................... 119,100   3,295,497
       Terra Industries, Inc.+#........................ 232,100   8,768,738
                                                                -----------
                                                                 54,653,444
                                                                -----------
     Coal -- 0.5%
       Arch Coal, Inc.#................................ 361,500  13,686,390
                                                                -----------
     Coatings/Paint -- 0.4%
       RPM International, Inc.......................... 306,200   5,833,110
       Valspar Corp.................................... 254,100   5,727,414
                                                                -----------
                                                                 11,560,524
                                                                -----------
     Commercial Services -- 1.2%
       Alliance Data Systems Corp.+#................... 198,800  15,446,760
       ChoicePoint, Inc.+.............................. 189,900   7,187,715
       Quanta Services, Inc.+#......................... 428,900  11,743,282
                                                                -----------
                                                                 34,377,757
                                                                -----------
     Commercial Services - Finance -- 0.1%
       Deluxe Corp.#................................... 131,900   4,166,721
                                                                -----------
     Computer Aided Design -- 0.2%
       Parametric Technology Corp.+.................... 290,100   4,844,670
                                                                -----------
     Computer Services -- 0.5%
       DST Systems, Inc.+#............................. 134,600  11,407,350
       SRA International, Inc.+#....................... 107,000   2,925,380
                                                                -----------
                                                                 14,332,730
                                                                -----------
     Computer Software -- 0.2%
       Metavante Technologies, Inc.+#.................. 224,500   5,114,110
                                                                -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Computers -- 0.1%
          Palm, Inc.#............................... 262,800 $ 1,831,716
                                                             -----------
        Computers - Integrated Systems -- 0.7%
          Diebold, Inc.#............................ 166,200   5,644,152
          Jack Henry & Associates, Inc.#............ 198,500   5,311,860
          NCR Corp.+................................ 456,000  10,916,640
                                                             -----------
                                                              21,872,652
                                                             -----------
        Computers - Memory Devices -- 0.6%
          Imation Corp.#............................  86,400   1,734,048
          Western Digital Corp.+.................... 553,200  15,284,916
                                                             -----------
                                                              17,018,964
                                                             -----------
        Consulting Services -- 0.4%
          Corporate Executive Board Co.#............  91,400   6,132,026
          Gartner, Inc.+............................ 176,000   3,324,640
          Navigant Consulting, Inc.+#............... 112,700   1,462,846
                                                             -----------
                                                              10,919,512
                                                             -----------
        Consumer Products - Misc. -- 0.5%
          American Greetings Corp., Class A#........ 140,700   3,272,682
          Blyth, Inc................................  64,900   1,276,583
          Scotts Miracle-Gro Co., Class A#.......... 110,900   4,093,319
          Tupperware Brands Corp.................... 156,000   5,441,280
                                                             -----------
                                                              14,083,864
                                                             -----------
        Containers - Paper/Plastic -- 0.5%
          Packaging Corp. of America................ 234,200   6,625,518
          Sonoco Products Co........................ 254,700   7,737,786
                                                             -----------
                                                              14,363,304
                                                             -----------
        Cosmetics & Toiletries -- 0.2%
          Alberto - Culver Co....................... 212,700   5,436,612
                                                             -----------
        Data Processing/Management -- 1.8%
          Acxiom Corp............................... 174,800   2,153,536
          Broadridge Financial Solutions, Inc....... 351,700   8,008,209
          CSG Systems International, Inc.+..........  89,700   1,486,329
          Dun & Bradstreet Corp..................... 148,700  13,268,501
          Fair Isaac Corp.#......................... 144,400   5,337,024
          Global Payments, Inc...................... 204,400   8,834,168
          MoneyGram International, Inc.#............ 209,300   3,231,592
          SEI Investments Co........................ 321,500   9,972,930
                                                             -----------
                                                              52,292,289
                                                             -----------
        Decision Support Software -- 0.1%
          Wind River Systems, Inc.+................. 193,500   1,975,635
                                                             -----------
        Dental Supplies & Equipment -- 0.6%
          Dentsply International, Inc............... 383,900  16,423,242
                                                             -----------
        Diagnostic Equipment -- 0.3%
          Gen - Probe, Inc.+........................ 133,700   8,943,193
                                                             -----------
        Direct Marketing -- 0.1%
          Harte - Hanks, Inc.#...................... 125,100   2,101,680
                                                             -----------
        Distribution/Wholesale -- 0.9%
          Fastenal Co.#............................. 319,500  12,664,980
          Ingram Micro, Inc., Class A+.............. 369,200   7,347,080
          Tech Data Corp.+.......................... 139,500   5,246,595
                                                             -----------
                                                              25,258,655
                                                             -----------
        Diversified Manufacturing Operations -- 3.0%
          Carlisle Cos., Inc........................ 157,700   6,278,037
          Crane Co.................................. 128,100   5,756,814
          Federal Signal Corp.#..................... 121,200   1,393,800
          Harsco Corp............................... 212,600  12,770,882
          Lancaster Colony Corp.#...................  55,301   2,130,194
          Matthews International Corp., Class A#....  79,100   3,491,474

                                                                 Value
                   Security Description               Shares    (Note 2)

     ---------------------------------------------------------------------
     Diversified Manufacturing Operations (continued)
       Pentair, Inc.................................. 252,200 $  8,554,624
       Roper Industries, Inc......................... 223,700   14,193,765
       SPX Corp...................................... 137,600   14,002,176
       Teleflex, Inc.................................  99,500    6,002,835
       The Brink's Co................................ 122,400    7,831,152
       Trinity Industries, Inc.#..................... 204,900    5,186,019
                                                              ------------
                                                                87,591,772
                                                              ------------
     E-Marketing/Info -- 0.3%
       Digital River, Inc.+#......................... 101,400    3,921,138
       ValueClick, Inc.+#............................ 253,400    5,990,376
                                                              ------------
                                                                 9,911,514
                                                              ------------
     Electric Products - Misc. -- 0.4%
       AMETEK, Inc................................... 270,500   11,902,000
                                                              ------------
     Electric - Integrated -- 5.1%
       Alliant Energy Corp........................... 282,900   11,746,008
       Aquila, Inc.+#................................ 947,000    3,750,120
       Black Hills Corp.#............................  95,400    3,974,364
       DPL, Inc.#.................................... 287,000    8,690,360
       Energy East Corp.............................. 399,900   11,053,236
       Great Plains Energy, Inc.#.................... 217,600    6,458,368
       Hawaiian Electric Industries, Inc.#........... 208,500    4,826,775
       IDACORP, Inc.#................................ 112,000    3,937,920
       MDU Resources Group, Inc...................... 460,000   12,553,400
       Northeast Utilities........................... 391,400   12,360,412
       NSTAR......................................... 269,900    9,446,500
       OGE Energy Corp............................... 231,900    8,255,640
       PNM Resources, Inc.#.......................... 193,900    4,300,702
       Puget Energy, Inc............................. 295,700    8,300,299
       SCANA Corp.................................... 294,700   12,557,167
       Sierra Pacific Resources...................... 559,800    9,628,560
       Westar Energy, Inc.#.......................... 231,200    5,990,392
       Wisconsin Energy Corp......................... 295,500   14,136,720
                                                              ------------
                                                               151,966,943
                                                              ------------
     Electronic Components - Misc. -- 0.4%
       Gentex Corp.#................................. 363,100    7,196,642
       Vishay Intertechnology, Inc.+................. 470,700    5,879,043
                                                              ------------
                                                                13,075,685
                                                              ------------
     Electronic Components - Semiconductors -- 1.1%
       Cree, Inc.+#.................................. 214,100    5,273,283
       Fairchild Semiconductor International, Inc.+.. 313,900    4,978,454
       International Rectifier Corp.+#............... 183,200    5,957,664
       Intersil Corp., Class A....................... 336,300    8,387,322
       Semtech Corp.+#............................... 160,600    2,450,756
       Silicon Laboratories, Inc.+................... 139,500    5,181,030
                                                              ------------
                                                                32,228,509
                                                              ------------
     Electronic Connectors -- 0.9%
       Amphenol Corp., Class A....................... 449,600   19,490,160
       Thomas & Betts Corp.+......................... 128,100    6,963,516
                                                              ------------
                                                                26,453,676
                                                              ------------
     Electronic Design Automation -- 0.8%
       Cadence Design Systems, Inc.+................. 701,100   11,638,260
       Mentor Graphics Corp.+#....................... 226,300    2,464,407
       Synopsys, Inc.+............................... 366,100    9,009,721
                                                              ------------
                                                                23,112,388
                                                              ------------
     Electronic Measurement Instruments -- 0.2%
       National Instruments Corp..................... 144,800    4,831,976
                                                              ------------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                               Value
                    Security Description             Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Electronic Parts Distribution -- 0.8%
          Arrow Electronics, Inc.+.................. 312,600 $11,569,326
          Avnet, Inc.+.............................. 378,600  13,061,700
                                                             -----------
                                                              24,631,026
                                                             -----------
        Engineering/R&D Services -- 1.0%
          KBR, Inc.+................................ 426,900  16,999,158
          URS Corp.+#............................... 209,100  12,021,159
                                                             -----------
                                                              29,020,317
                                                             -----------
        Enterprise Software/Service -- 0.3%
          Advent Software, Inc.+#...................  44,200   2,243,592
          Sybase, Inc.+............................. 230,900   5,920,276
                                                             -----------
                                                               8,163,868
                                                             -----------
        Entertainment Software -- 0.5%
          Activision, Inc.+......................... 721,100  15,972,365
                                                             -----------
        Environmental Monitoring & Detection -- 0.1%
          Mine Safety Appliances Co.#...............  74,100   3,631,641
                                                             -----------
        Filtration/Separation Products -- 0.3%
          Donaldson Co., Inc.#...................... 180,400   8,439,112
                                                             -----------
        Finance - Auto Loans -- 0.1%
          AmeriCredit Corp.+#....................... 289,200   3,317,124
                                                             -----------
        Finance - Investment Banker/Broker -- 0.5%
          Jefferies Group, Inc...................... 282,900   7,230,924
          Raymond James Financial, Inc.............. 238,300   7,739,984
                                                             -----------
                                                              14,970,908
                                                             -----------
        Finance - Mortgage Loan/Banker -- 0.1%
          IndyMac Bancorp, Inc.#.................... 203,200   1,940,560
                                                             -----------
        Financial Guarantee Insurance -- 0.2%
          PMI Group, Inc.#.......................... 204,900   2,710,827
          Radian Group, Inc.#....................... 203,000   2,302,020
                                                             -----------
                                                               5,012,847
                                                             -----------
        Food - Confectionery -- 0.3%
          The J. M. Smucker Co...................... 145,300   7,138,589
          Tootsie Roll Industries, Inc.#............  68,200   1,680,448
                                                             -----------
                                                               8,819,037
                                                             -----------
        Food - Meat Products -- 0.5%
          Hormel Foods Corp......................... 182,800   7,266,300
          Smithfield Foods, Inc.+#.................. 295,100   8,867,755
                                                             -----------
                                                              16,134,055
                                                             -----------
        Food - Misc. -- 0.2%
          Corn Products International, Inc.......... 187,800   7,386,174
                                                             -----------
        Food - Retail -- 0.1%
          Ruddick Corp.#............................  93,400   3,342,786
                                                             -----------
        Footwear & Related Apparel -- 0.1%
          Timberland Co., Class A+#................. 127,100   2,069,188
                                                             -----------
        Funeral Services & Related Items -- 0.3%
          Service Corp. International............... 725,300   9,631,984
                                                             -----------
        Gas - Distribution -- 1.4%
          AGL Resources, Inc........................ 196,400   7,282,512
          Energen Corp.............................. 181,300  11,556,062
          ONEOK, Inc................................ 262,400  12,201,600
          Vectren Corp.#............................ 193,400   5,678,224
          WGL Holdings, Inc.#....................... 124,600   4,116,784
                                                             -----------
                                                              40,835,182
                                                             -----------
        Golf -- 0.1%
          Callaway Golf Co.#........................ 167,600   2,859,256
                                                             -----------

                                                                Value
                   Security Description               Shares   (Note 2)

       ------------------------------------------------------------------
       Hazardous Waste Disposal -- 0.4%
         Stericycle, Inc.+........................... 221,300 $13,023,505
                                                              -----------
       Home Furnishings -- 0.0%
         Furniture Brands International, Inc.#....... 122,100   1,236,873
                                                              -----------
       Hospital Beds/Equipment -- 0.6%
         Hillenbrand Industries, Inc................. 156,400   8,420,576
         Kinetic Concepts, Inc.+#.................... 135,600   7,951,584
                                                              -----------
                                                               16,372,160
                                                              -----------
       Human Resources -- 0.6%
         Kelly Services, Inc., Class A...............  59,400   1,131,570
         Korn/Ferry International+#.................. 122,200   2,105,506
         Manpower, Inc............................... 213,800  13,063,180
         MPS Group, Inc.+............................ 257,200   2,854,920
                                                              -----------
                                                               19,155,176
                                                              -----------
       Industrial Automated/Robotic -- 0.1%
         Nordson Corp.#..............................  85,400   4,509,120
                                                              -----------
       Industrial Gases -- 0.3%
         Airgas, Inc................................. 200,100   9,900,948
                                                              -----------
       Instruments-Scientific -- 0.2%
         Varian, Inc.+...............................  77,100   5,400,855
                                                              -----------
       Insurance Brokers -- 0.5%
         Arthur J. Gallagher & Co.#.................. 240,800   6,328,224
         Brown & Brown, Inc.#........................ 287,200   7,065,120
                                                              -----------
                                                               13,393,344
                                                              -----------
       Insurance - Life/Health -- 0.5%
         Protective Life Corp........................ 177,200   7,332,536
         StanCorp Financial Group, Inc............... 125,200   6,521,668
                                                              -----------
                                                               13,854,204
                                                              -----------
       Insurance - Multi-line -- 1.3%
         American Financial Group, Inc............... 189,900   5,548,878
         Hanover Insurance Group, Inc................ 131,100   5,912,610
         HCC Insurance Holdings, Inc................. 284,500   8,745,530
         Horace Mann Educators Corp.................. 109,000   2,132,040
         Old Republic International Corp............. 585,100   8,782,351
         Unitrin, Inc.#.............................. 132,600   6,134,076
                                                              -----------
                                                               37,255,485
                                                              -----------
       Insurance - Property/Casualty -- 1.3%
         Commerce Group, Inc.#....................... 114,900   4,130,655
         Fidelity National Financial, Inc., Class A#. 558,100   8,717,522
         First American Corp......................... 241,900   8,268,142
         Mercury General Corp.#......................  89,900   4,664,911
         W.R. Berkley Corp........................... 416,300  12,730,454
                                                              -----------
                                                               38,511,684
                                                              -----------
       Insurance - Reinsurance -- 0.6%
         Everest Re Group, Ltd....................... 159,600  16,746,828
                                                              -----------
       Internet Content - Entertainment -- 0.1%
         NetFlix, Inc.+#............................. 124,800   2,882,880
                                                              -----------
       Internet Infrastructure Equipment -- 0.1%
         Avocent Corp.+#............................. 127,600   3,177,240
                                                              -----------
       Internet Infrastructure Software -- 0.2%
         F5 Networks, Inc.+.......................... 212,700   5,619,534
                                                              -----------
       Internet Security -- 0.9%
         CheckFree Corp.+............................ 223,000  10,614,800
         McAfee, Inc.+............................... 403,000  15,696,850
                                                              -----------
                                                               26,311,650
                                                              -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Intimate Apparel -- 0.1%
       The Warnaco Group, Inc.+........................ 114,900 $ 4,239,810
                                                                -----------
     Investment Management/Advisor Services -- 0.7%
       Eaton Vance Corp.#.............................. 312,100  13,657,496
       Waddell & Reed Financial, Inc., Class A......... 211,700   7,235,906
                                                                -----------
                                                                 20,893,402
                                                                -----------
     Machine Tools & Related Products -- 0.5%
       Kennametal, Inc.................................  98,400   7,680,120
       Lincoln Electric Holdings, Inc.................. 108,400   7,563,068
                                                                -----------
                                                                 15,243,188
                                                                -----------
     Machinery - Construction & Mining -- 0.5%
       Joy Global, Inc................................. 272,900  15,828,200
                                                                -----------
     Machinery - Farming -- 0.5%
       AGCO Corp.+..................................... 231,000  15,925,140
                                                                -----------
     Machinery - General Industrial -- 0.4%
       IDEX Corp....................................... 205,700   7,343,490
       Wabtec Corp..................................... 123,200   4,181,408
                                                                -----------
                                                                 11,524,898
                                                                -----------
     Machinery - Print Trade -- 0.2%
       Zebra Technologies Corp., Class A+.............. 174,500   6,730,465
                                                                -----------
     Machinery - Pumps -- 0.7%
       Flowserve Corp.................................. 144,000  13,548,960
       Graco, Inc...................................... 165,900   6,178,116
                                                                -----------
                                                                 19,727,076
                                                                -----------
     Medical Information Systems -- 0.3%
       Cerner Corp.+#.................................. 165,700   9,900,575
                                                                -----------
     Medical Instruments -- 2.1%
       Beckman Coulter, Inc.#.......................... 156,300  11,055,099
       Edwards Lifesciences Corp.+#.................... 144,800   7,160,360
       Intuitive Surgical, Inc.+.......................  95,300  31,227,904
       Techne Corp.+...................................  99,900   6,508,485
       Ventana Medical Systems, Inc.+..................  73,800   6,554,916
                                                                -----------
                                                                 62,506,764
                                                                -----------
     Medical Labs & Testing Services -- 0.5%
       Covance, Inc.+.................................. 160,900  14,051,397
                                                                -----------
     Medical Products -- 0.4%
       Henry Schein, Inc.+............................. 224,900  13,302,835
                                                                -----------
     Medical Sterilization Products -- 0.2%
       STERIS Corp..................................... 164,200   4,591,032
                                                                -----------
     Medical - Biomedical/Gene -- 1.7%
       Affymetrix, Inc.+#.............................. 173,000   3,607,050
       Charles River Laboratories International, Inc.+. 171,500  10,895,395
       Invitrogen Corp.+............................... 116,900  11,340,469
       Millennium Pharmaceuticals, Inc.+............... 809,500  11,932,030
       PDL BioPharma, Inc.+#........................... 295,100   5,226,221
       Vertex Pharmaceuticals, Inc.+#.................. 332,800   8,449,792
                                                                -----------
                                                                 51,450,957
                                                                -----------
     Medical - Drugs -- 1.2%
       Cephalon, Inc.+#................................ 168,800  12,646,496
       Endo Pharmaceuticals Holdings, Inc.+............ 338,600   9,281,026
       Medicis Pharmaceutical Corp., Class A#.......... 141,000   3,792,900
       PharMerica Corp.+#..............................       1          15
       Sepracor, Inc.+#................................ 271,100   7,192,283
       Valeant Pharmaceuticals International+#......... 232,200   2,681,910
                                                                -----------
                                                                 35,594,630
                                                                -----------

                                                                  Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - Generic Drugs -- 0.3%
       Par Pharmaceutical Cos., Inc.+#...............    89,700 $ 1,725,828
       Perrigo Co.#..................................   196,400   6,068,760
                                                                -----------
                                                                  7,794,588
                                                                -----------
     Medical - HMO -- 0.6%
       Health Net, Inc.+.............................   281,000  13,650,980
       WellCare Health Plans, Inc.+#.................   105,300   4,097,223
                                                                -----------
                                                                 17,748,203
                                                                -----------
     Medical - Hospitals -- 0.8%
       Community Health Systems, Inc.+...............   242,200   8,094,324
       Health Management Assoc., Inc.#...............   612,500   4,171,125
       LifePoint Hospitals, Inc.+#...................   146,600   4,638,424
       Universal Health Services, Inc., Class B......   136,300   6,944,485
                                                                -----------
                                                                 23,848,358
                                                                -----------
     Medical - Nursing Homes -- 0.1%
       Kindred Healthcare, Inc.+#....................    75,500   1,855,035
                                                                -----------
     Medical - Outpatient/Home Medical -- 0.3%
       Apria Healthcare Group, Inc.+#................   110,500   2,394,535
       Lincare Holdings, Inc.+.......................   214,500   7,333,755
                                                                -----------
                                                                  9,728,290
                                                                -----------
     Metal Processors & Fabrication -- 0.7%
       Commercial Metals Co..........................   302,300   9,344,093
       Timken Co.....................................   239,700   7,644,033
       Worthington Industries, Inc.#.................   174,200   3,691,298
                                                                -----------
                                                                 20,679,424
                                                                -----------
     Metal - Iron -- 0.3%
       Cleveland-Cliffs, Inc.#.......................   103,600   9,344,720
                                                                -----------
     Motion Pictures & Services -- 0.1%
       Macrovision Corp.+#...........................   138,700   3,456,404
                                                                -----------
     Multimedia -- 0.2%
       Belo Corp., Class A...........................   222,100   3,677,976
       Media General, Inc., Class A#.................    57,200   1,416,844
                                                                -----------
                                                                  5,094,820
                                                                -----------
     Networking Products -- 0.3%
       3Com Corp.+................................... 1,009,200   4,349,652
       Polycom, Inc.+................................   231,000   5,606,370
                                                                -----------
                                                                  9,956,022
                                                                -----------
     Non-Hazardous Waste Disposal -- 0.5%
       Republic Services, Inc........................   414,700  13,755,599
                                                                -----------
     Office Furnishings - Original -- 0.3%
       Herman Miller, Inc............................   155,400   4,265,730
       HNI Corp.#....................................   121,100   4,423,783
                                                                -----------
                                                                  8,689,513
                                                                -----------
     Oil & Gas Drilling -- 1.0%
       Helmerich & Payne, Inc........................   260,900   9,014,095
       Patterson - UTI Energy, Inc.#.................   395,600   7,457,060
       Pride International, Inc.+....................   421,300  13,890,261
                                                                -----------
                                                                 30,361,416
                                                                -----------
     Oil Companies - Exploration & Production -- 3.9%
       Bill Barrett Corp.+#..........................    84,700   3,269,420
       Cimarex Energy Co.#...........................   210,100   8,116,163
       Denbury Resources, Inc.+......................   308,300  16,438,556
       Encore Acquisition Co.+.......................   134,400   4,374,720
       Forest Oil Corp.+#............................   222,300  10,465,884
       Newfield Exploration Co.+.....................   328,200  16,360,770

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                 Shares    (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Oil Companies - Exploration & Production (continued)
     Pioneer Natural Resources Co...................... 306,500 $ 13,660,705
     Plains Exploration & Production Co.+#............. 285,000   14,366,850
     Quicksilver Resources, Inc.+#..................... 128,800    6,517,280
     Southwestern Energy Co.+.......................... 430,000   21,401,100
                                                                ------------
                                                                 114,971,448
                                                                ------------
   Oil Field Machinery & Equipment -- 2.0%
     Cameron International Corp.+...................... 274,500   25,591,635
     FMC Technologies, Inc.+........................... 327,300   18,191,334
     Grant Prideco, Inc.+.............................. 324,000   15,584,400
                                                                ------------
                                                                  59,367,369
                                                                ------------
   Oil Refining & Marketing -- 0.4%
     Frontier Oil Corp................................. 270,600   11,960,520
                                                                ------------
   Oil - Field Services -- 0.9%
     Exterran Holdings, Inc.+#......................... 166,200   13,302,648
     Superior Energy Services, Inc.+................... 205,800    7,182,420
     Tidewater, Inc.#.................................. 141,000    6,893,490
                                                                ------------
                                                                  27,378,558
                                                                ------------
   Optical Supplies -- 0.1%
     Advanced Medical Optics, Inc.+.................... 152,600    3,848,572
                                                                ------------
   Paper & Related Products -- 0.6%
     Louisiana-Pacific Corp.#.......................... 263,800    4,057,244
     Potlatch Corp.#...................................  98,700    4,531,317
     Rayonier, Inc..................................... 196,700    9,122,946
                                                                ------------
                                                                  17,711,507
                                                                ------------
   Pharmacy Services -- 0.3%
     Omnicare, Inc.#................................... 307,200    7,827,456
                                                                ------------
   Physical Therapy/Rehabilitation Centers -- 0.2%
     Psychiatric Solutions, Inc.+#..................... 137,200    5,011,916
                                                                ------------
   Pipelines -- 0.9%
     Equitable Resources, Inc.......................... 307,300   16,243,878
     National Fuel Gas Co.#............................ 211,100   10,058,915
                                                                ------------
                                                                  26,302,793
                                                                ------------
   Power Converter/Supply Equipment -- 0.3%
     Hubbell, Inc., Class B............................ 149,900    8,234,007
                                                                ------------
   Printing - Commercial -- 0.1%
     Valassis Communications, Inc.+#................... 121,000    1,491,930
                                                                ------------
   Publishing - Books -- 0.2%
     John Wiley & Sons, Inc., Class A.................. 112,900    4,758,735
     Scholastic Corp.+#................................  65,700    2,315,268
                                                                ------------
                                                                   7,074,003
                                                                ------------
   Publishing - Newspapers -- 0.4%
     Lee Enterprises, Inc.#............................ 100,400    1,405,600
     The Washington Post Co., Class B..................  14,700   11,855,550
                                                                ------------
                                                                  13,261,150
                                                                ------------
   Racetrack -- 0.1%
     International Speedway Corp., Class A.............  78,900    3,361,929
                                                                ------------
   Radio -- 0.0%
     Entercom Communications Corp., Class A#...........  66,900    1,089,801
                                                                ------------
   Real Estate Investment Trusts -- 4.5%
     AMB Property Corp................................. 252,400   15,436,784
     BRE Properties, Inc., Class A..................... 128,300    5,715,765
     Camden Property Trust............................. 141,800    7,460,098
     Cousins Properties, Inc.#.........................  94,400    2,243,888
     Duke Realty Corp.#................................ 363,600    9,559,044
     Equity One, Inc.#.................................  93,300    2,208,411
     Health Care REIT, Inc............................. 204,600    9,168,126

                                                               Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       Real Estate Investment Trusts (continued)
         Highwoods Properties, Inc................. 144,400 $  4,581,812
         Hospitality Properties Trust.............. 237,200    8,667,288
         Liberty Property Trust.................... 230,600    7,220,086
         Mack - Cali Realty Corp................... 171,700    6,127,973
         Nationwide Health Properties, Inc......... 229,800    7,188,144
         Realty Income Corp.#...................... 255,300    7,276,050
         Regency Centers Corp...................... 175,700   11,673,508
         The Macerich Co........................... 181,600   14,101,240
         UDR, Inc.#................................ 340,400    7,499,012
         Weingarten Realty Investors, Inc.#........ 194,400    6,930,360
                                                            ------------
                                                             133,057,589
                                                            ------------
       Real Estate Management/Services -- 0.3%
         Jones Lang LaSalle, Inc.#.................  94,500    7,944,615
                                                            ------------
       Recreational Centers -- 0.2%
         Life Time Fitness, Inc.+#.................  85,100    4,622,632
                                                            ------------
       Rental Auto/Equipment -- 0.4%
         Avis Budget Group, Inc.+.................. 262,100    3,939,363
         Rent-A - Center, Inc.+#................... 174,800    2,475,168
         United Rentals, Inc.+#.................... 184,500    4,293,315
                                                            ------------
                                                              10,707,846
                                                            ------------
       Research & Development -- 0.4%
         Pharmaceutical Product Development, Inc.#. 263,900   11,173,526
                                                            ------------
       Respiratory Products -- 0.3%
         ResMed, Inc.+#............................ 195,700    8,963,060
                                                            ------------
       Retail-Apparel/Shoe -- 1.9%
         Aeropostale, Inc.+........................ 194,700    4,974,585
         American Eagle Outfitters, Inc............ 542,900   12,426,981
         AnnTaylor Stores Corp.+................... 157,100    4,783,695
         Charming Shoppes, Inc.+#.................. 309,600    1,712,088
         Chico's FAS, Inc.+#....................... 444,600    5,028,426
         Collective Brands, Inc.+#................. 165,400    2,535,582
         Foot Locker, Inc.......................... 389,900    5,088,195
         Pacific Sunwear of California, Inc.+#..... 176,800    2,895,984
         Ross Stores, Inc.#........................ 346,300    9,135,394
         Urban Outfitters, Inc.+#.................. 284,800    7,461,760
                                                            ------------
                                                              56,042,690
                                                            ------------
       Retail - Auto Parts -- 0.6%
         Advance Auto Parts, Inc................... 253,000    9,097,880
         O'Reilly Automotive, Inc.+#............... 290,000    9,529,400
                                                            ------------
                                                              18,627,280
                                                            ------------
       Retail - Automobile -- 0.7%
         CarMax, Inc.+#............................ 549,800   12,573,926
         Copart, Inc.+............................. 182,200    6,806,992
                                                            ------------
                                                              19,380,918
                                                            ------------
       Retail - Bookstore -- 0.2%
         Barnes & Noble, Inc....................... 128,200    4,929,290
         Borders Group, Inc.#...................... 148,700    1,860,237
                                                            ------------
                                                               6,789,527
                                                            ------------
       Retail - Catalog Shopping -- 0.2%
         Coldwater Creek, Inc.+#................... 156,000    1,287,000
         MSC Industrial Direct Co., Inc., Class A.. 120,100    5,190,722
                                                            ------------
                                                               6,477,722
                                                            ------------
       Retail - Computer Equipment -- 0.8%
         GameStop Corp., Class A+.................. 401,700   23,077,665
                                                            ------------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                  Security Description                   Shares    (Note 2)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail - Discount -- 0.5%
    99 Cents Only Stores+#.............................   118,700 $   956,722
    BJ's Wholesale Club, Inc.+.........................   164,400   6,156,780
    Dollar Tree Stores, Inc.+..........................   240,400   6,889,864
                                                                  -----------
                                                                   14,003,366
                                                                  -----------
  Retail - Hair Salons -- 0.1%
    Regis Corp.........................................   111,600   3,279,924
                                                                  -----------
  Retail - Mail Order -- 0.2%
    Williams-Sonoma, Inc.#.............................   227,600   6,625,436
                                                                  -----------
  Retail - Major Department Stores -- 0.2%
    Saks, Inc.+#.......................................   362,200   7,461,320
                                                                  -----------
  Retail - Pet Food & Supplies -- 0.3%
    PetSmart, Inc......................................   339,900   9,680,352
                                                                  -----------
  Retail - Restaurants -- 0.9%
    Bob Evans Farms, Inc.#.............................    89,400   2,757,096
    Brinker International, Inc.........................   265,700   6,119,071
    CBRL Group, Inc.#..................................    61,800   2,067,828
    Chipotle Mexican Grill, Inc., Class A+#............    83,000  11,051,450
    Ruby Tuesday, Inc.#................................   130,600   1,712,166
    The Cheesecake Factory, Inc.+#.....................   182,300   4,245,767
                                                                  -----------
                                                                   27,953,378
                                                                  -----------
  Retail - Sporting Goods -- 0.2%
    Dick's Sporting Goods, Inc.+#......................   209,400   6,545,844
                                                                  -----------
  Savings & Loans/Thrifts -- 1.0%
    Astoria Financial Corp.............................   207,800   5,203,312
    First Niagara Financial Group, Inc.#...............   266,300   3,310,109
    New York Community Bancorp, Inc.#..................   792,800  14,754,008
    Washington Federal, Inc............................   220,700   5,179,829
                                                                  -----------
                                                                   28,447,258
                                                                  -----------
  Schools -- 1.1%
    Career Education Corp.+#...........................   230,300   6,616,519
    Corinthian Colleges, Inc.+#........................   213,800   3,732,948
    DeVry, Inc.........................................   150,800   8,290,984
    ITT Educational Services, Inc.+....................    75,500   8,542,070
    Strayer Education, Inc.............................    36,500   6,601,390
                                                                  -----------
                                                                   33,783,911
                                                                  -----------
  Semiconductor Equipment -- 0.5%
    Lam Research Corp.+................................   341,200  15,644,020
                                                                  -----------
  Semiconductors Components-Integrated Circuits -- 0.9%
    Atmel Corp.+....................................... 1,134,500   4,980,455
    Cypress Semiconductor Corp.+#......................   390,000  12,955,800
    Integrated Device Technology, Inc.+................   495,800   6,014,054
    TriQuint Semiconductor, Inc.+#.....................   351,400   2,083,802
                                                                  -----------
                                                                   26,034,111
                                                                  -----------
  Soap & Cleaning Preparation -- 0.3%
    Church & Dwight Co., Inc...........................   166,600   9,349,592
                                                                  -----------
  Steel - Producers -- 1.1%
    Carpenter Technology Corp.#........................   130,400   9,838,680
    Reliance Steel & Aluminum Co.......................   167,600   8,646,484
    Steel Dynamics, Inc................................   263,200  13,241,592
                                                                  -----------
                                                                   31,726,756
                                                                  -----------
  Telecom Services -- 0.2%
    NeuStar Inc.+#.....................................   193,000   6,131,610
                                                                  -----------
  Telecommunication Equipment -- 1.5%
    ADC Telecommunications, Inc.+......................   296,800   4,915,008
    ADTRAN, Inc.#......................................   154,100   3,342,429
    Andrew Corp.+......................................   394,000   5,776,040

                                                 Shares/
                                                Principal       Value
              Security Description               Amount        (Note 2)

    -----------------------------------------------------------------------
    Telecommunication Equipment (continued)
      CommScope, Inc.+#......................      155,700  $    6,305,850
      Harris Corp............................      347,100      21,787,467
      Plantronics, Inc.......................      121,500       3,262,275
                                                            --------------
                                                                45,389,069
                                                            --------------
    Telephone - Integrated -- 0.7%
      Cincinnati Bell, Inc.+.................      626,800       2,983,568
      Telephone and Data Systems, Inc........      269,000      16,745,250
                                                            --------------
                                                                19,728,818
                                                            --------------
    Textile - Home Furnishings -- 0.4%
      Mohawk Industries, Inc.+#..............      139,200      11,197,248
                                                            --------------
    Tobacco -- 0.1%
      Universal Corp.#.......................       69,200       3,714,656
                                                            --------------
    Transactional Software -- 0.1%
      ACI Worldwide, Inc+#...................       92,700       2,116,341
                                                            --------------
    Transport - Equipment & Leasing -- 0.2%
      GATX Corp.#............................      122,800       4,547,284
                                                            --------------
    Transport - Marine -- 0.4%
      Alexander & Baldwin, Inc.#.............      108,600       5,579,868
      Overseas Shipholding Group, Inc.#......       71,900       5,148,040
                                                            --------------
                                                                10,727,908
                                                            --------------
    Transport - Truck -- 0.5%
      Con - way, Inc.#.......................      115,700       4,891,796
      J.B. Hunt Transport Services, Inc.#....      217,900       5,728,591
      Werner Enterprises, Inc.#..............      116,200       2,039,310
      YRC Worldwide, Inc.+#..................      145,800       2,582,118
                                                            --------------
                                                                15,241,815
                                                            --------------
    Veterinary Diagnostics -- 0.3%
      VCA Antech, Inc.+......................      212,100       8,702,463
                                                            --------------
    Vitamins & Nutrition Products -- 0.1%
      NBTY, Inc.+............................      142,900       4,268,423
                                                            --------------
    Water -- 0.2%
      Aqua America, Inc.#....................      335,000       7,416,900
                                                            --------------
    Wireless Equipment -- 0.2%
      Powerwave Technologies, Inc.+#.........      330,400       1,367,856
      RF Micro Devices, Inc.+#...............      729,000       4,213,620
                                                            --------------
                                                                 5,581,476
                                                            --------------
    X-Ray Equipment -- 0.6%
      Hologic, Inc.+.........................      289,300      19,206,627
                                                            --------------
    Total Long-Term Investment Securities
       (cost $2,475,909,840).................                2,905,056,088
                                                            --------------
    SHORT-TERM INVESTMENT SECURITIES -- 23.2%
    Collective Investment Pool -- 21.6%
      Securities Lending Quality Trust(1)....  637,866,394     637,866,394
                                                            --------------
    Commercial Paper -- 1.5%
      Erste Finance LLC 4.62% due 12/03/07... $ 43,000,000      42,988,963
                                                            --------------
    U.S. Government Treasuries -- 0.1%
      United States Treasury Bill
       2.57% due 02/07/08(2).................    1,900,000       1,889,772
                                                            --------------
    Total Short-Term Investment Securities
       (cost $682,745,129)...................                  682,745,129
                                                            --------------
    TOTAL INVESTMENTS
       (cost $3,158,654,969)(3)..............        121.7%  3,587,801,217
    Liabilities in excess of other assets....        (21.7)   (638,649,778)
                                              ------------  --------------
    NET ASSETS --                                    100.0% $2,949,151,439
                                              ============  ==============

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------------------------
                                                                                      Unrealized
Number of                               Expiration     Value at      Value as of     Appreciation
Contracts          Description             Date       Trade Date  November 30, 2007 (Depreciation)
--------------------------------------------------------------------------------------------------
 156 Short S&P Midcap 400 Index....... December 2007 $ 70,681,200   $ 67,290,600     $ 3,390,600
1,270 Long S&P Midcap 400 E-mini Index December 2007  114,100,051    109,562,900      (4,537,151)
                                                                                     -----------
                                                                                     $(1,146,551)
                                                                                     ===========

See Notes to Financials Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool............... 21.5%
                Oil Companies -- Exploration & Production  5.9
                Time Deposits............................  4.5
                Data Processing/Management...............  2.9
                Electronic Components -- Semiconductors..  2.5
                Finance -- Other Services................  2.5
                Medical Instruments......................  2.5
                Internet Application Software............  2.4
                E-Commerce/Services......................  2.2
                Internet Content -- Information/News.....  2.2
                Transport -- Services....................  2.2
                Retail -- Restaurants....................  2.1
                Retail -- Apparel/Shoe...................  2.0
                Advertising Sales........................  1.9
                Casino Hotels............................  1.8
                Diagnostic Equipment.....................  1.7
                Machinery -- Farming.....................  1.7
                Oil Field Machinery & Equipment..........  1.7
                Broadcast Services/Program...............  1.6
                Building Products -- Cement..............  1.6
                Commercial Services......................  1.6
                Industrial Audio & Video Products........  1.6
                Advertising Services.....................  1.5
                Internet Content -- Entertainment........  1.5
                Engineering/R&D Services.................  1.4
                Chemicals -- Diversified.................  1.3
                E-Commerce/Products......................  1.3
                Private Corrections......................  1.3
                Real Estate Operations & Development.....  1.3
                Aerospace/Defense -- Equipment...........  1.2
                Apparel Manufacturers....................  1.2
                Computer Aided Design....................  1.2
                Consulting Services......................  1.2
                Distribution/Wholesale...................  1.2
                Investment Management/Advisor Services...  1.2
                Medical Labs & Testing Services..........  1.2
                Metal Processors & Fabrication...........  1.2
                Respiratory Products.....................  1.2
                Building -- Heavy Construction...........  1.1
                Energy -- Alternate Sources..............  1.1
                Hazardous Waste Disposal.................  1.1
                Medical -- Biomedical/Gene...............  1.1
                Oil & Gas Drilling.......................  1.1
                Hotels/Motels............................  1.0
                Retail -- Computer Equipment.............  1.0
                Telecom Equipment -- Fiber Optics........  1.0
                Transport -- Marine......................  1.0
                Water Treatment Systems..................  1.0
                Web Hosting/Design.......................  1.0
                Beverages -- Non-alcoholic...............  0.9
                Cellular Telecom.........................  0.9
                Diversified Operations...................  0.9
                Machinery -- General Industrial..........  0.9
                Medical -- Drugs.........................  0.9
                Retail -- Jewelry........................  0.9
                Schools..................................  0.9
                Web Portals/ISP..........................  0.9
                Applications Software....................  0.8
                Containers -- Metal/Glass................  0.8
                Electronic Measurement Instruments.......  0.8
                Internet Infrastructure Software.........  0.8
                Medical -- Nursing Homes.................  0.8
                Computer Services........................  0.7
                Diversified Manufacturing Operations.....  0.7
                Pipelines................................  0.7
                Wireless Equipment.......................  0.7
                X-Ray Equipment..........................  0.7
                Airport Development/Maintenance..........  0.6
                Insurance -- Property/Casualty...........  0.6

                   Networking Products...............   0.6
                   Semiconductor Equipment...........   0.6
                   Airlines..........................   0.5
                   Coal..............................   0.5
                   Oil -- Field Services.............   0.5
                   Building -- Residential/Commerical   0.4
                   Textile -- Home Furnishings.......   0.4
                   Commercial Services -- Finance....   0.3
                                                      -----
                                                      122.2%
                                                      =====

*  Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 96.2%
      Advertising Sales -- 1.9%
        Focus Media Holding, Ltd. ADR+#............... 101,541 $5,730,974
        Lamar Advertising Co., Class A................  26,852  1,396,573
                                                               ----------
                                                                7,127,547
                                                               ----------
      Advertising Services -- 1.5%
        Aeroplan Income Fund.......................... 243,789  5,607,427
                                                               ----------
      Aerospace/Defense - Equipment -- 1.2%
        BE Aerospace, Inc.+........................... 101,200  4,756,400
                                                               ----------
      Airlines -- 0.5%
        UAL Corp.+#...................................  49,678  2,033,817
                                                               ----------
      Airport Development/Maintenance -- 0.6%
        Grupo Aeroportuario del Pacifico SA de CV ADR.  50,449  2,317,123
                                                               ----------
      Apparel Manufacturers -- 1.2%
        Coach, Inc.+..................................  77,780  2,888,749
        Guess ?, Inc.#................................  38,600  1,811,498
                                                               ----------
                                                                4,700,247
                                                               ----------
      Applications Software -- 0.8%
        Salesforce.com, Inc.+.........................  51,057  2,896,464
                                                               ----------
      Beverages - Non-alcoholic -- 0.9%
        Hansen Natural Corp.+#........................  82,000  3,559,620
                                                               ----------
      Broadcast Services/Program -- 1.6%
        Discovery Holding Co., Class A+............... 119,323  2,918,640
        Grupo Televisa SA ADR......................... 140,398  3,393,420
                                                               ----------
                                                                6,312,060
                                                               ----------
      Building Products - Cement -- 1.6%
        Martin Marietta Materials, Inc.#..............  32,504  4,373,413
        Texas Industries, Inc.#.......................  26,858  1,863,408
                                                               ----------
                                                                6,236,821
                                                               ----------
      Building - Heavy Construction -- 1.1%
        Chicago Bridge & Iron Co. NV..................  78,100  4,151,015
                                                               ----------
      Building - Residential/Commercial -- 0.4%
        NVR, Inc.+#...................................   2,897  1,425,324
                                                               ----------
      Casino Hotel -- 1.8%
        Wynn Resorts, Ltd.............................  53,798  6,829,118
                                                               ----------
      Cellular Telecom -- 0.9%
        NII Holdings, Inc.+...........................  63,147  3,483,188
                                                               ----------
      Chemicals - Diversified -- 1.3%
        FMC Corp......................................  92,900  5,083,488
                                                               ----------
      Coal -- 0.5%
        CONSOL Energy, Inc............................  33,500  1,985,880
                                                               ----------
      Commercial Services -- 1.6%
        ChoicePoint, Inc.+............................  66,718  2,525,276
        Iron Mountain, Inc.+#.........................  83,292  3,038,492
        Weight Watchers International, Inc.#..........  10,778    514,650
                                                               ----------
                                                                6,078,418
                                                               ----------
      Commercial Services - Finance -- 0.3%
        Morningstar, Inc.+............................  13,633  1,109,045
                                                               ----------
      Computer Aided Design -- 1.2%
        Autodesk, Inc.+...............................  93,903  4,421,892
                                                               ----------
      Computer Services -- 0.7%
        IHS, Inc.+....................................  38,853  2,725,149
                                                               ----------
      Consulting Services -- 1.2%
        Corporate Executive Board Co.#................  66,473  4,459,674
                                                               ----------

                                                                 Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Containers - Metal/Glass -- 0.8%
        Greif, Inc., Class A#.......................    52,500 $ 3,101,175
                                                               -----------
      Data Processing/Management -- 2.9%
        Mastercard, Inc., Class A#..................    55,763  11,188,846
                                                               -----------
      Diagnostic Equipment -- 1.7%
        Gen - Probe, Inc.+..........................    97,729   6,537,093
                                                               -----------
      Distribution/Wholesale -- 1.2%
        Li & Fung, Ltd.............................. 1,122,000   4,472,601
                                                               -----------
      Diversified Manufacturing Operations -- 0.7%
        Roper Industries, Inc.......................    44,500   2,823,525
                                                               -----------
      Diversified Operations -- 0.9%
        Leucadia National Corp.#....................    71,990   3,380,650
                                                               -----------
      E - Commerce/Products -- 1.3%
        Amazon.com, Inc.+...........................    53,300   4,826,848
                                                               -----------
      E - Commerce/Services -- 2.2%
        Alibaba.com, Ltd.+..........................   394,800   2,013,057
        Ctrip.com International, Ltd. ADR...........    50,883   3,058,577
        Monster Worldwide, Inc.+....................    84,561   2,855,625
        priceline.com, Inc.+........................     3,269     372,012
                                                               -----------
                                                                 8,299,271
                                                               -----------
      Electronic Components - Semiconductors -- 2.5%
        Broadcom Corp., Class A+....................    75,500   2,018,870
        Intersil Corp., Class A.....................    56,500   1,409,110
        MEMC Electronic Materials, Inc.+............    32,900   2,552,382
        NVIDIA Corp.+...............................    44,900   1,416,146
        Silicon Laboratories, Inc.+.................    60,900   2,261,826
                                                               -----------
                                                                 9,658,334
                                                               -----------
      Electronic Measurement Instruments -- 0.8%
        Trimble Navigation, Ltd.+...................    82,500   3,058,275
                                                               -----------
      Energy - Alternate Sources -- 1.1%
        First Solar, Inc.+#.........................    17,800   4,221,270
                                                               -----------
      Engineering/R&D Services -- 1.4%
        Aecom Technology Corp.+#....................    49,837   1,325,166
        Fluor Corp.#................................    27,000   3,973,590
                                                               -----------
                                                                 5,298,756
                                                               -----------
      Finance - Other Services -- 2.5%
        Intercontinental Exchange, Inc.+............    56,808   9,484,664
                                                               -----------
      Hazardous Waste Disposal -- 1.1%
        Stericycle, Inc.+...........................    72,270   4,253,089
                                                               -----------
      Hotels/Motels -- 1.0%
        Choice Hotels International, Inc.#..........    51,053   1,768,986
        Marriott International, Inc., Class A.......    50,463   1,892,363
                                                               -----------
                                                                 3,661,349
                                                               -----------
      Industrial Audio & Video Products -- 1.6%
        Dolby Laboratories, Inc., Class A+..........   123,200   6,189,568
                                                               -----------
      Insurance - Property/Casualty -- 0.6%
        Alleghany Corp.+#...........................     5,722   2,340,298
                                                               -----------
      Internet Application Software -- 2.4%
        Tencent Holdings, Ltd.......................   625,000   4,723,994
        Vocus, Inc.+................................   144,000   4,521,600
                                                               -----------
                                                                 9,245,594
                                                               -----------
      Internet Content - Entertainment -- 1.5%
        Shanda Interactive Entertainment, Ltd.+
         Sponsored ADR#.............................   159,200   5,836,272
                                                               -----------

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Internet Content - Information/News -- 2.2%
        Baidu.com ADR+#...............................  22,542 $ 8,610,142
                                                               -----------
      Internet Infrastructure Software -- 0.8%
        Akamai Technologies, Inc.+#...................  80,600   3,067,636
                                                               -----------
      Investment Management/Advisor Services -- 1.2%
        Calamos Asset Management, Inc., Class A#......  94,726   2,804,837
        GLG Partners' Inc.+#.......................... 140,518   1,932,122
                                                               -----------
                                                                 4,736,959
                                                               -----------
      Machinery - Farming -- 1.7%
        AGCO Corp.+#..................................  96,400   6,645,816
                                                               -----------
      Machinery - General Industrial -- 0.9%
        The Manitowoc Co., Inc........................  81,300   3,565,005
                                                               -----------
      Medical Instruments -- 2.5%
        Intuitive Surgical, Inc.+.....................  18,100   5,931,008
        Techne Corp.+.................................  57,092   3,719,544
                                                               -----------
                                                                 9,650,552
                                                               -----------
      Medical Labs & Testing Services -- 1.2%
        Covance, Inc.+................................  53,173   4,643,598
                                                               -----------
      Medical - Biomedical/Gene -- 1.1%
        Illumina, Inc.+#..............................  72,019   4,161,978
                                                               -----------
      Medical - Drugs -- 0.9%
        K - V Pharmaceutical Co., Class A+#........... 126,100   3,556,020
                                                               -----------
      Medical - Nursing Homes -- 0.8%
        Sun Healthcare Group, Inc.+#.................. 173,700   2,881,683
                                                               -----------
      Metal Processors & Fabrication -- 1.2%
        Precision Castparts Corp......................  31,800   4,685,412
                                                               -----------
      Networking Products -- 0.6%
        Foundry Networks, Inc.+#...................... 119,700   2,110,311
                                                               -----------
      Oil & Gas Drilling -- 1.1%
        Transocean, Inc...............................  30,852   4,235,671
                                                               -----------
      Oil Companies - Exploration & Production -- 5.9%
        Quicksilver Resources, Inc.+#.................  68,900   3,486,340
        Range Resources Corp.......................... 107,600   4,377,168
        Southwestern Energy Co.+...................... 105,963   5,273,779
        Ultra Petroleum Corp.+........................ 144,345   9,367,990
                                                               -----------
                                                                22,505,277
                                                               -----------
      Oil Field Machinery & Equipment -- 1.7%
        Cameron International Corp.+#.................  35,400   3,300,342
        National-Oilwell Varco, Inc.+.................  47,500   3,237,125
                                                               -----------
                                                                 6,537,467
                                                               -----------
      Oil - Field Services -- 0.5%
        Helix Energy Solutions Group, Inc.+#..........  46,200   1,875,258
                                                               -----------
      Pipelines -- 0.7%
        Questar Corp..................................  51,244   2,738,992
                                                               -----------
      Private Corrections -- 1.3%
        Corrections Corp. of America+................. 123,200   3,758,832
        Geo Group, Inc.+#.............................  44,600   1,135,516
                                                               -----------
                                                                 4,894,348
                                                               -----------


                                                                   Value
                   Security Description                 Shares    (Note 2)

    Real Estate Operations & Development -- 1.3%
      Brookfield Asset Management, Inc. Class A........  70,807 $  2,565,338
      Forest City Enterprises, Inc., Class A#..........  49,173    2,465,534
                                                                ------------
                                                                   5,030,872
                                                                ------------
    Respiratory Products -- 1.2%
      Respironics, Inc.+...............................  92,100    4,536,846
                                                                ------------
    Retail - Apparel/Shoe -- 2.0%
      Abercrombie & Fitch Co., Class A.................  67,467    5,534,993
      Lululemon Athletica, Inc.+#......................  53,912    1,976,953
                                                                ------------
                                                                   7,511,946
                                                                ------------
    Retail - Computer Equipment -- 1.0%
      GameStop Corp., Class A+.........................  67,900    3,900,855
                                                                ------------
    Retail - Jewelry -- 0.9%
      Tiffany & Co.....................................  72,200    3,352,246
                                                                ------------
    Retail - Restaurants -- 2.1%
      Chipotle Mexican Grill, Inc., Class B+#..........  25,132    2,903,249
      Starbucks Corp.+................................. 227,364    5,318,044
                                                                ------------
                                                                   8,221,293
                                                                ------------
    School -- 0.9%
      Apollo Group, Inc., Class A+.....................  43,922    3,360,912
                                                                ------------
    Semiconductor Equipment -- 0.6%
      Varian Semiconductor Equipment Associates, Inc.+.  57,400    2,382,674
                                                                ------------
    Telecom Equipment - Fiber Optics -- 1.0%
      Ciena Corp.+#....................................  88,800    3,905,424
                                                                ------------
    Telecom Services -- 0.0%
      SAVVIS, Inc.+#...................................   5,386      172,567
                                                                ------------
    Textile - Home Furnishings -- 0.4%
      Mohawk Industries, Inc.+#........................  18,055    1,452,344
                                                                ------------
    Transport - Marine -- 1.0%
      DryShips, Inc.#..................................  39,200    3,703,616
                                                                ------------
    Transport - Services -- 2.2%
      C.H. Robinson Worldwide, Inc.....................  88,309    4,552,329
      Expeditors International of Washington, Inc......  81,639    3,830,502
                                                                ------------
                                                                   8,382,831
                                                                ------------
    Water Treatment Systems -- 1.0%
      Nalco Holding Co................................. 163,803    3,924,720
                                                                ------------
    Web Hosting/Design -- 1.0%
      Equinix, Inc.+#..................................  36,362    3,785,648
                                                                ------------
    Web Portals/ISP -- 0.9%
      Sohu.com, Inc.+#.................................  59,300    3,402,634
                                                                ------------
    Wireless Equipment -- 0.7%
      Crown Castle International Corp.+................  64,236    2,694,700
                                                                ------------
    X - Ray Equipment -- 0.7%
      Hologic, Inc.+#..................................  41,800    2,775,102
                                                                ------------
    Total Long - Term Investment Securities
       (cost $315,829,831).............................          368,776,550
                                                                ------------

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 2)
----------------------------------------------------------------------------------
SHORT - TERM INVESTMENT SECURITIES -- 26.0%
Collective Investment Pool -- 21.5%
  Securities Lending Quality Trust(1)..................  82,398,480  $ 82,398,480
                                                                     ------------
Time Deposit -- 4.5%
  Euro Time Deposit with State Street Bank & Trust Co.
   3.35% due 12/03/07.................................. $17,274,000    17,274,000
                                                                     ------------
Total Short - Term Investment Securities
   (cost $99,672,480)..................................                99,672,480
                                                                     ------------
TOTAL INVESTMENTS
   (cost $415,502,311)(2)..............................       122.2%  468,449,030
Liabilities in excess of other assets..................       (22.2)  (84,987,375)
                                                        -----------  ------------
NET ASSETS --                                                 100.0% $383,461,655
                                                        ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
ADRAmerican Depository Receipt

See Notes to Financial Statements

VALIC Company I Money Market Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                    Diversified Financial Services... 18.5%
                    U.S. Government Securities....... 16.6
                    Foreign Banks.................... 13.5
                    Money Center Banks............... 13.2
                    Sovereign Agency................. 12.1
                    Commercial Banks.................  8.3
                    Finance..........................  5.4
                    Domestic Banks...................  4.0
                    Super Regional Banks.............  3.9
                    Investment Banks/Brokerage.......  3.2
                    Asset Backed/Finance.............  0.9
                                                      ----
                                                      99.6%
                                                      ====

                    Weighted Average Days to Maturity 71.6

Credit Quality@#

                                   A-1  99.1%
                                   D..   0.9
                                       -----
                                       100.0%
                                       =====

*  Calculated as a percentage of net assets.
@  Source: Standard & Poors.
#  Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                  Principal     Value
                 Security Description              Amount      (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 86.5%
       Certificates of Deposit -- 22.2%
         ABN Amro Bank NV
          5.15% due 12/27/07.................... $ 6,000,000 $  6,000,118
         Bank of America Corp.
          4.66% due 03/28/08....................  14,000,000   14,000,000
         Bank of Scotland PLC
          4.75% due 02/29/08....................   6,000,000    6,000,000
         Barclays Bank PLC
          4.62% due 03/17/08....................   2,100,000    2,099,883
         Calyon
          5.33% due 03/04/08....................  14,000,000   14,000,175
         Citibank NA
          4.77% due 01/24/08....................  11,000,000   11,000,000
         Citibank NA
          4.81% due 01/23/08....................  10,000,000   10,000,000
         Dexia Credit Local SA
          4.71% due 12/03/07....................   5,000,000    5,000,003
         Fortis Bank
          5.27% due 02/19/08....................   7,000,000    7,000,075
         Fortis Bank
          5.27% due 04/28/08....................   4,000,000    3,999,390
         Lloyds Bank PLC
          5.05% due 01/04/08....................   6,000,000    6,000,056
         Royal Bank of Canada
          4.63% due 04/04/08....................   4,500,000    4,499,689
         Royal Bank of Scotland
          5.25% due 01/11/08....................   1,500,000    1,500,038
         State Street Bank & Trust Co.
          4.62% due 12/17/07....................  12,500,000   12,500,000
         UBS AG
          5.05% due 03/20/08....................  14,000,000   14,025,187
         Wachovia Bank NA
          5.12% due 02/25/08....................   1,000,000    1,000,465
                                                             ------------
       Total Certificates of Deposit
          (amortized cost $118,625,079).........              118,625,079
                                                             ------------
       Commercial Paper -- 26.0%
         Bank of America Corp.
          4.78% due 12/28/07(1).................   6,000,000    6,000,063
         Deutsche Bank Financial LLC
          4.54% due 12/03/07....................   8,000,000    7,997,982
         Deutsche Bank Financial LLC
          4.55% due 12/03/07....................  14,000,000   13,996,461
         General Electric Co.
          4.47% due 12/05/07....................   9,000,000    8,995,530
         HSBC Bank USA
          5.20% due 12/27/07....................   6,000,000    5,977,467
         J.P. Morgan Chase & Co.
          4.40% due 12/14/07....................   7,000,000    6,988,878
         J.P. Morgan Chase & Co.
          4.45% due 12/05/07....................   7,500,000    7,496,292
         Lloyds TSB Bank PLC
          4.57% due 12/03/07....................   6,000,000    5,998,477
         Rabobank Nederland
          4.70% due 01/30/08....................   8,500,000    8,500,700
         Rabobank USA Financial Co.
          4.56% due 12/03/07....................  15,000,000   14,996,200
         Societe Generale NA
          4.56% due 12/03/07....................   7,000,000    6,998,227
         Societe Generale NA
          4.65% due 12/07/07....................   6,800,000    6,794,730
         Societe Generale NA
          5.09% due 01/15/08....................   8,000,000    7,949,150

                                                     Principal     Value
                 Security Description                 Amount      (Note 2)

    ------------------------------------------------------------------------
    Commercial Paper (continued)
      State Street Boston Corp.
       4.50% due 12/04/07.......................... $ 5,500,000 $  5,497,937
      UBS Finance Delaware LLC
       4.45% due 12/03/07..........................   5,000,000    4,998,764
      UBS Finance Delaware LLC
       4.51% due 12/14/07..........................   3,000,000    2,995,120
      Wells Fargo & Co.
       4.43% due 12/03/07..........................   6,500,000    6,498,400
      Wells Fargo Bank NA
       4.55% due 12/05/07..........................  10,000,000   10,000,000
                                                                ------------
    Total Commercial Paper
       (amortized cost $138,680,378)...............              138,680,378
                                                                ------------
    Medium Term Notes -- 9.7%
      General Electric Capital Corp.
       4.71% due 04/11/08(1).......................   8,500,000    8,502,266
      Merrill Lynch & Co., Inc.
       4.77% due 08/22/08(1).......................   8,000,000    8,000,000
      Merrill Lynch & Co., Inc.
       4.79% due 09/12/08..........................   3,000,000    3,000,000
      Morgan Stanley
       5.49% due 01/18/08(1).......................   6,000,000    6,001,196
      Royal Bank of Scotland PLC
       5.37% due 06/06/08(1).......................   5,000,000    5,001,352
      Sedna Finance, Inc.
       5.20% due 01/11/08(1).......................  11,500,000   11,499,935
      SIV Portfolio LLC
       5.20% due 01/07/08(1)(2)(3)(4)..............   5,000,000    5,000,000
      Wells Fargo & Co.
       4.74% due 09/03/08(1).......................   5,000,000    5,000,000
                                                                ------------
    Total Medium Term Notes
       (amortized cost $52,004,749)................               52,004,749
                                                                ------------
    U.S. Government Agencies -- 12.1%
      Federal Farm Credit Bank
       3.80% due 12/03/07..........................  12,000,000   11,997,467
       4.27% due 12/04/07..........................  11,500,000   11,495,908
      Federal Home Loan Bank
       3.80% due 12/03/07..........................   3,000,000    2,999,367
       4.39% due 12/05/07..........................  10,500,000   10,494,884
       5.80% due 09/02/08..........................  12,000,000   12,127,363
      Federal National Mtg. Assoc.
       4.31% due 12/12/07..........................   6,500,000    6,491,460
       5.55% due 06/04/10..........................   9,000,000    9,000,884
                                                                ------------
    Total U.S. Government Agencies
       (amortized cost $64,607,333)................               64,607,333
                                                                ------------
    U.S. Government Treasuries -- 16.5%
      United States Treasury Notes
       2.63% due 05/15/08..........................   8,000,000    7,948,895
       3.13% due 09/15/08..........................  15,000,000   14,901,178
       4.13% due 08/15/08..........................  15,000,000   14,998,982
       4.38% due 12/31/07..........................  10,000,000   10,003,024
       4.38% due 01/31/08..........................   7,000,000    7,004,484
       4.63% due 02/29/08..........................  15,000,000   15,016,875
       4.88% due 04/30/08..........................  10,000,000   10,030,404
       4.88% due 05/31/08..........................   8,000,000    8,029,628
                                                                ------------
    Total U.S. Government Treasuries
       (amortized cost $87,933,470)................               87,933,470
                                                                ------------
    Total Short-Term Investment Securities -- 86.5%
       (amortized cost $461,851,009)...............              461,851,009
                                                                ------------

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal      Value
                Security Description                  Amount       (Note 2)
  ---------------------------------------------------------------------------
  REPURCHASE AGREEMENT -- 13.1%
  Repurchase Agreement -- 13.1%
    UBS Warburg, LLC Joint Repurchase Agreement(5)
     (cost $69,597,000)............................ $69,597,000  $ 69,597,000
                                                                 ------------
  TOTAL INVESTMENTS
     (amortized cost $531,448,009)(6)..............        99.6%  531,448,009
  Other assets less liabilities....................         0.4     2,383,859
                                                    -----------  ------------
  NET ASSETS --                                           100.0% $533,831,868
                                                    ===========  ============

--------
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.
(2)Fair valued security; see Note 2
(3)Bond in default
(4)On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance
   PLC), the issuer of the underlying notes held by SIV Portfolio LLC, the issuer of the medium term notes (the "Notes") held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. According to additional public reports as of January 18, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.
(5)See Note 2 for details of Joint Repurchase Agreements.
(6)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool.......................  17.7%
            Computers........................................  16.4
            Applications Software............................   7.0
            Web Portals/ISP..................................   6.1
            Commercial Paper.................................   5.9
            Electronic Components -- Semiconductors..........   5.5
            Medical -- Biomedical/Gene.......................   5.4
            Wireless Equipment...............................   4.5
            Networking Products..............................   3.7
            E -- Commerce/Services...........................   3.5
            Enterprise Software/Service......................   2.6
            Therapeutics.....................................   2.5
            Cable TV.........................................   2.1
            Internet Security................................   1.8
            Repurchase Agreements............................   1.7
            Semiconductor Equipment..........................   1.6
            Medical -- Generic Drugs.........................   1.4
            Data Processing/Management.......................   1.3
            E -- Commerce/Products...........................   1.3
            Electronic Forms.................................   1.3
            Retail -- Restaurants............................   1.3
            Cellular Telecom.................................   1.2
            Entertainment Software...........................   1.2
            Auto -- Heavy Duty Trucks........................   1.1
            Electronic Measurement Instruments...............   1.1
            Transport -- Services............................   1.0
            Computers -- Memory Devices......................   0.9
            Semiconductors Components -- Intergrated Circuits   0.9
            Casino Hotels....................................   0.8
            Pharmacy Services................................   0.8
            Retail -- Discount...............................   0.8
            Retail -- Major Department Stores................   0.8
            Broadcast Services/Program.......................   0.7
            Schools..........................................   0.7
            Computer Aided Design............................   0.6
            Dental Supplies & Equipment......................   0.6
            Electronic Components -- Misc....................   0.6
            Engineering/R&D Services.........................   0.6
            Medical Instruments..............................   0.6
            Radio............................................   0.6
            Retail -- Bedding................................   0.6
            Retail -- Office Supplies........................   0.6
            Airlines.........................................   0.5
            Computer Services................................   0.5
            Medical -- Drugs.................................   0.4
            Telecom Services.................................   0.4
            U.S. Government Treasuries.......................   0.4
            Chemicals -- Specialty...........................   0.3
            Computers -- Periphery Equipment.................   0.3
            Distribution/Wholesale...........................   0.3
            Electronic Design Automation.....................   0.3
            Food -- Retail...................................   0.3
            Internet Infrastructure Software.................   0.3
            Linen Supply & Related Items.....................   0.3
            Machinery -- Construction & Mining...............   0.3
            Medical Products.................................   0.3
            Telephone -- Integrated..........................   0.3
            Advertising Sales................................   0.2
            Oil & Gas Drilling...............................   0.2
            Retail -- Apparel/Shoe...........................   0.2
            Retail -- Pet Food & Supplies....................   0.2
            Telecommunication Equipment......................   0.1
                                                              -----
                                                              117.5%
                                                              =====

*  Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.8%
Advertising Sales -- 0.2%
 Lamar Advertising Co., Class A.............................   4,180 $   217,402
                                                                     -----------
Airlines -- 0.5%
 Ryanair Holdings PLC ADR+#.................................   6,189     251,088
 UAL Corp.+#................................................   5,777     236,510
                                                                     -----------
                                                                         487,598
                                                                     -----------
Applications Software -- 7.0%
 Citrix Systems, Inc.+......................................  11,997     443,649
 Infosys Technologies, Ltd. ADR#............................   5,955     251,003
 Intuit, Inc.+..............................................  22,580     662,046
 Microsoft Corp............................................. 171,755   5,770,968
                                                                     -----------
                                                                       7,127,666
                                                                     -----------
Auto - Heavy Duty Trucks -- 1.1%
 PACCAR, Inc.#..............................................  22,248   1,125,971
                                                                     -----------
Broadcast Services/Program -- 0.7%
 Discovery Holding Co., Class A+#...........................  12,693     310,471
 Liberty Global, Inc., Class A+#............................  10,366     421,067
                                                                     -----------
                                                                         731,538
                                                                     -----------
Cable TV -- 2.1%
 Comcast Corp., Class A+....................................  77,291   1,587,557
 EchoStar Communications Corp., Class A+....................  11,486     495,047
                                                                     -----------
                                                                       2,082,604
                                                                     -----------
Casino Hotel -- 0.8%
 Wynn Resorts, Ltd.#........................................   6,378     809,623
                                                                     -----------
Cellular Telecom -- 1.2%
 Leap Wireless International, Inc.+#........................   3,607     125,199
 Millicom International Cellular SA+#.......................   5,196     619,779
 NII Holdings, Inc.+#.......................................   8,943     493,296
                                                                     -----------
                                                                       1,238,274
                                                                     -----------
Chemicals - Specialty -- 0.3%
 Sigma - Aldrich Corp.#.....................................   6,675     351,439
                                                                     -----------
Computer Aided Design -- 0.6%
 Autodesk, Inc.+............................................  12,756     600,680
                                                                     -----------
Computer Services -- 0.5%
 Cognizant Technology Solutions Corp., Class A+.............  15,009     466,780
                                                                     -----------
Computers -- 16.4%
 Apple, Inc.+...............................................  64,565  11,765,034
 Dell, Inc.+................................................  44,484   1,091,637
 Research In Motion, Ltd.+..................................  29,812   3,393,202
 Sun Microsystems, Inc.+....................................  19,188     398,727
                                                                     -----------
                                                                      16,648,600
                                                                     -----------
Computers - Memory Devices -- 0.9%
 Network Appliance, Inc.+...................................  19,805     489,381
 SanDisk Corp.+#............................................  11,127     416,595
                                                                     -----------
                                                                         905,976
                                                                     -----------
Computers - Periphery Equipment -- 0.3%
 Logitech International SA+#................................   9,439     321,209
                                                                     -----------
Data Processing/Management -- 1.3%
 Fiserv, Inc.+..............................................  10,986     563,911
 Paychex, Inc...............................................  19,338     754,182
                                                                     -----------
                                                                       1,318,093
                                                                     -----------
Dental Supplies & Equipment -- 0.6%
 Dentsply International, Inc................................   7,769     332,358
 Patterson Cos., Inc.+#.....................................   7,144     229,894
                                                                     -----------
                                                                         562,252
                                                                     -----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Distribution/Wholesale -- 0.3%
         Fastenal Co.#...............................   7,662 $  303,722
                                                              ----------
       E - Commerce/Products -- 1.3%
         Amazon.com, Inc.+...........................  14,611  1,323,172
                                                              ----------
       E - Commerce/Services -- 3.5%
         eBay, Inc.+.................................  53,929  1,808,239
         Expedia, Inc.+#.............................  14,620    476,612
         IAC/InterActive Corp.+#.....................  15,959    444,139
         Liberty Media Corp., Series A+..............  30,905    622,736
         Monster Worldwide, Inc.+#...................   7,124    240,578
                                                              ----------
                                                               3,592,304
                                                              ----------
       Electronic Components - Misc. -- 0.6%
         Flextronics International, Ltd.+............  48,032    574,463
                                                              ----------
       Electronic Components - Semiconductors -- 5.5%
         Altera Corp.#...............................  25,779    484,130
         Broadcom Corp., Class A+....................  22,733    607,880
         Intel Corp.................................. 108,854  2,838,912
         Microchip Technology, Inc.#.................   9,681    278,716
         NVIDIA Corp.+...............................  28,686    904,756
         Xilinx, Inc.#...............................  21,073    461,499
                                                              ----------
                                                               5,575,893
                                                              ----------
       Electronic Design Automation -- 0.3%
         Cadence Design Systems, Inc.+...............  15,478    256,935
                                                              ----------
       Electronic Forms -- 1.3%
         Adobe Systems, Inc.+........................  30,697  1,293,572
                                                              ----------
       Electronic Measurement Instruments -- 1.1%
         Garmin, Ltd.#...............................  10,696  1,148,216
                                                              ----------
       Engineering/R&D Services -- 0.6%
         Foster Wheeler, Ltd.+.......................   3,965    590,785
                                                              ----------
       Enterprise Software/Service -- 2.6%
         BEA Systems, Inc.+..........................  19,345    306,231
         Oracle Corp.+............................... 113,483  2,290,087
                                                              ----------
                                                               2,596,318
                                                              ----------
       Entertainment Software -- 1.2%
         Activision, Inc.+...........................  13,569    300,553
         Electronic Arts, Inc.+#.....................  16,739    940,565
                                                              ----------
                                                               1,241,118
                                                              ----------
       Food - Retail -- 0.3%
         Whole Foods Market, Inc.#...................   7,256    312,081
                                                              ----------
       Internet Infrastructure Software -- 0.3%
         Akamai Technologies, Inc.+#.................   8,446    321,455
                                                              ----------
       Internet Security -- 1.8%
         Check Point Software Technologies+..........  11,708    267,177
         CheckFree Corp.+............................   4,479    213,200
         Symantec Corp.+.............................  49,121    874,354
         VeriSign, Inc.+#............................  11,090    453,581
                                                              ----------
                                                               1,808,312
                                                              ----------
       Linen Supply & Related Items -- 0.3%
         Cintas Corp.#...............................  10,145    324,538
                                                              ----------
       Machinery - Construction & Mining -- 0.3%
         Joy Global, Inc.............................   5,648    327,584
                                                              ----------
       Medical Instruments -- 0.6%
         Intuitive Surgical, Inc.+...................   2,008    657,981
                                                              ----------
       Medical Products -- 0.3%
         Henry Schein, Inc.+.........................   4,730    279,779
                                                              ----------

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Medical - Biomedical/Gene -- 5.4%
     Amgen, Inc.+.........................................  26,962 $1,489,650
     Biogen Idec, Inc.+...................................  16,660  1,234,839
     Celgene Corp.+.......................................  20,200  1,243,310
     Genzyme Corp.+.......................................  17,559  1,315,696
     Vertex Pharmaceuticals, Inc.+#.......................   7,335    186,236
                                                                   ----------
                                                                    5,469,731
                                                                   ----------
   Medical - Drugs -- 0.4%
     Cephalon, Inc.+#.....................................   3,467    259,747
     Sepracor, Inc.+#.....................................   5,547    147,162
                                                                   ----------
                                                                      406,909
                                                                   ----------
   Medical - Generic Drugs -- 1.4%
     Teva Pharmaceutical Industries, Ltd. ADR.............  32,551  1,452,751
                                                                   ----------
   Networking Products -- 3.7%
     Cisco Systems, Inc.+................................. 115,458  3,235,133
     Juniper Networks, Inc.+..............................  17,985    534,514
                                                                   ----------
                                                                    3,769,647
                                                                   ----------
   Oil & Gas Drilling -- 0.2%
     Patterson - UTI Energy, Inc.#........................   8,451    159,301
                                                                   ----------
   Pharmacy Services -- 0.8%
     Express Scripts, Inc.+...............................  12,248    829,802
                                                                   ----------
   Radio -- 0.6%
     Sirius Satellite Radio, Inc.+#.......................  84,260    322,716
     XM Satellite Radio Holdings, Inc., Class A+#.........  16,840    262,704
                                                                   ----------
                                                                      585,420
                                                                   ----------
   Retail - Apparel/Shoe -- 0.2%
     Ross Stores, Inc.#...................................   7,267    191,703
                                                                   ----------
   Retail - Bedding -- 0.6%
     Bed Bath & Beyond, Inc.+#............................  19,424    610,885
                                                                   ----------
   Retail - Discount -- 0.8%
     Costco Wholesale Corp.#..............................  12,278    827,537
                                                                   ----------
   Retail - Major Department Stores -- 0.8%
     Sears Holdings Corp.+#...............................   7,952    839,015
                                                                   ----------
   Retail - Office Supplies -- 0.6%
     Staples, Inc.........................................  25,527    604,990
                                                                   ----------
   Retail - Pet Food & Supplies -- 0.2%
     PetSmart, Inc........................................   7,095    202,066
                                                                   ----------
   Retail - Restaurants -- 1.3%
     Starbucks Corp.+.....................................  55,233  1,291,900
                                                                   ----------
   School -- 0.7%
     Apollo Group, Inc., Class A+.........................   9,328    713,779
                                                                   ----------
   Semiconductor Equipment -- 1.6%
     Applied Materials, Inc...............................  37,936    714,335
     KLA - Tencor Corp.#..................................  11,749    564,892
     Lam Research Corp.+#.................................   6,790    311,321
                                                                   ----------
                                                                    1,590,548
                                                                   ----------
   Semiconductors Components - Integrated Circuits -- 0.9%
     Linear Technology Corp.#.............................  15,794    481,085
     Marvell Technology Group, Ltd.+......................  29,993    448,096
                                                                   ----------
                                                                      929,181
                                                                   ----------
   Telecom Services -- 0.4%
     Virgin Media, Inc.#..................................  18,969 $  360,411
                                                                   ----------

                                                                    Shares/
                                                                   Principal      Value
                      Security Description                          Amount       (Note 2)
--------------------------------------------------------------------------------------------
Telecommunication Equipment -- 0.1%
  Tellabs, Inc.+#................................................      13,329        92,770
                                                                               ------------
Telephone - Integrated -- 0.3%
  Level 3 Communications, Inc.+#.................................      79,610       267,490
                                                                               ------------
Therapeutics -- 2.5%
  Amylin Pharmaceuticals, Inc.+#.................................       6,781       258,966
  Gilead Sciences, Inc.+.........................................      48,560     2,259,983
                                                                               ------------
                                                                                  2,518,949
                                                                               ------------
Transport - Services -- 1.0%
  C.H. Robinson Worldwide, Inc.#.................................       9,079       468,022
  Expeditors International of Washington, Inc.#..................      11,138       522,595
                                                                               ------------
                                                                                    990,617
                                                                               ------------
Web Portals/ISP -- 6.1%
  Google, Inc., Class A+.........................................       7,542     5,226,606
  Yahoo!, Inc.+..................................................      34,276       918,940
                                                                               ------------
                                                                                  6,145,546
                                                                               ------------
Wireless Equipment -- 4.5%
  QUALCOMM, Inc..................................................     107,483     4,383,157
  Telefonaktiebolaget LM Ericsson ADR#...........................       7,550       184,673
                                                                               ------------
                                                                                  4,567,830
                                                                               ------------
Total Long-Term Investment Securities
   (cost $63,578,417)............................................                92,942,711
                                                                               ------------
SHORT-TERM INVESTMENT SECURITIES -- 24.0%
Collective Investment Pool -- 17.7%
  Securities Lending Quality Trust(1)............................  17,914,730    17,914,730
                                                                               ------------
Commercial Paper -- 5.9%
  Erste Finance LLC
   4.62% due 12/03/07............................................ $ 4,000,000     3,998,973
  Societe Generale NA
   4.60% due 12/03/07............................................   2,000,000     1,999,489
                                                                               ------------
                                                                                  5,998,462
                                                                               ------------
U.S. Government Treasuries -- 0.4%
  United States Treasury Bill
   2.87% due 02/07/08(2).........................................     400,000       397,778
                                                                               ------------
Total Short-Term Investment Securities
   (cost $24,311,007)............................................                24,310,970
                                                                               ------------
REPURCHASE AGREEMENT -- 1.7%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in
   the amount of $1,723,583 and collateralized by Federal
   Home Loan Bank Bonds, bearing interest at 3.75%, due
   8/15/08 and having an approximate value of $1,761,210
   (cost $1,723,000).............................................   1,723,000     1,723,000
                                                                               ------------
TOTAL INVESTMENTS
   (cost $89,612,424)(3).........................................       117.5%  118,976,681
Liabilities in excess of other assets............................       (17.5)  (17,759,125)
                                                                  -----------  ------------
NET ASSETS --                                                           100.0% $101,217,556
                                                                  ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)See Note 5 for cost of investments on a tax basis.
ADR American Depository Receipt

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Open Futures Contracts
----------------------------------------------------------------------------------------
                                                                            Unrealized
Number of                       Expiration    Value at     Value as of     Appreciation
Contracts     Description          Date      Trade Date November 30, 2007 (Depreciation)
----------------------------------------------------------------------------------------
193 Long  NASDAQ 100 E-Mini
           Index.............. December 2007 $8,363,635    $8,084,770       $(278,865)
                                                                            ---------
                                                                            $(278,865)
                                                                            =========

See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

            Collective Investment Pool.......................  16.0%
            Electronic Components -- Semiconductors..........  10.9
            Applications Software............................   9.8
            Computers........................................   8.0
            Web Portals/ISP..................................   6.3
            Wireless Equipment...............................   5.7
            Networking Products..............................   5.4
            Time Deposits....................................   5.1
            Entertainment Software...........................   3.9
            Computers -- Memory Devices......................   3.7
            Telecom Equipment -- Fiber Optics................   3.3
            Semiconductors Components -- Intergrated Circuits   3.2
            Electronic Components -- Misc....................   3.1
            Semiconductor Equipment..........................   2.8
            Energy -- Alternate Sources......................   2.3
            Registered Investment Companies..................   1.8
            Internet Security................................   1.6
            Telecommunication Equipment......................   1.6
            E-Commerce/Services..............................   1.5
            Toys.............................................   1.5
            Computer Services................................   1.2
            Computers -- Integrated Systems..................   1.1
            Data Processing/Management.......................   1.1
            Advertising Sales................................   1.0
            Internet Application Software....................   1.0
            Cellular Telecom.................................   0.9
            Commercial Services -- Finance...................   0.9
            Consulting Services..............................   0.9
            Engineering/R&D Services.........................   0.9
            Computer Aided Design............................   0.8
            Distribution/Wholesale...........................   0.7
            Agricultural Chemicals...........................   0.6
            Commercial Services..............................   0.5
            Human Resources..................................   0.5
            Internet Content -- Information/News.............   0.5
            Medical Information Systems......................   0.5
            Computers -- Periphery Equipment.................   0.4
            Electronic Forms.................................   0.4
            Index Fund.......................................   0.4
            Web Hosting/Design...............................   0.4
            Chemicals -- Diversified.........................   0.3
            E-Marketing/Info.................................   0.3
            Enterprise Software/Service......................   0.3
            Industrial Audio & Video Products................   0.3
            Medical -- Biomedical/Gene.......................   0.3
            Banks -- Special Purpose.........................   0.2
            Casino Services..................................   0.2
            Food -- Misc.....................................   0.2
            Internet Content -- Entertainment................   0.2
            Machinery -- Electrical..........................   0.2
            Power Converter/Supply Equipment.................   0.2
            Retail -- Computer Equipment.....................   0.2
            Communications Software..........................   0.1
            Computer Software................................   0.1
            Electric Products -- Misc........................   0.1
            Identification Systems...........................   0.1
            Internet Infrastructure Software.................   0.1
            Motion Pictures & Services.......................   0.1
            Telecom Services.................................   0.1
                                                              -----
                                                              115.8%
                                                              =====

*  Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                  Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 92.0%
    Advertising Sales -- 1.0%
      Focus Media Holding, Ltd. ADR+#................   172,989 $ 9,763,499
                                                                -----------
    Agricultural Chemicals -- 0.6%
      Monsanto Co....................................    61,968   6,157,760
                                                                -----------
    Applications Software -- 9.8%
      Citrix Systems, Inc.+..........................    10,000     369,800
      Infosys Technologies, Ltd. ADR#................   100,900   4,252,935
      Microsoft Corp................................. 1,780,198  59,814,653
      Red Hat, Inc.+#................................   539,242  10,795,625
      Salesforce.com, Inc.+#.........................   249,156  14,134,620
      Satyam Computer Services, Ltd. ADR#............   112,700   2,948,232
      TomTom NV+(1)..................................    34,540   3,278,477
                                                                -----------
                                                                 95,594,342
                                                                -----------
    Casino Services -- 0.2%
      International Game Technology#.................    50,168   2,190,335
                                                                -----------
    Cellular Telecom -- 0.9%
      NII Holdings, Inc.+#...........................   150,262   8,288,452
      Vodafone Group PLC ADR.........................    21,575     803,669
                                                                -----------
                                                                  9,092,121
                                                                -----------
    Chemicals-Diversified -- 0.3%
      Wacker Chemie AG(1)............................    12,100   3,378,222
                                                                -----------
    Commercial Services -- 0.5%
      Iron Mountain, Inc.+#..........................   120,700   4,403,136
                                                                -----------
    Commercial Services-Finance -- 0.9%
      The Western Union Co...........................   409,600   9,256,960
                                                                -----------
    Computer Aided Design -- 0.8%
      Autodesk, Inc.+................................   158,864   7,480,906
                                                                -----------
    Computer Services -- 1.2%
      Cognizant Technology Solutions Corp., Class A+.    89,775   2,792,003
      DST Systems, Inc.+#............................    83,200   7,051,200
      Telecity Group PLC+............................   413,734   2,347,644
                                                                -----------
                                                                 12,190,847
                                                                -----------
    Computer Software -- 0.1%
      Temenos Group AG+(1)...........................    58,616   1,414,256
                                                                -----------
    Computers -- 8.0%
      Apple, Inc.+...................................   168,453  30,695,506
      Dell, Inc.+....................................   360,662   8,850,645
      Foxconn Technology Co., Ltd.(1)................   125,000   1,218,232
      Hewlett-Packard Co.............................   450,500  23,047,580
      International Business Machines Corp...........    59,300   6,237,174
      Palm, Inc.#....................................   300,800   2,096,576
      Research In Motion, Ltd.+......................    49,700   5,656,854
      Wistron Corp.(1)...............................   501,000     865,592
                                                                -----------
                                                                 78,668,159
                                                                -----------
    Computers-Integrated Systems -- 1.1%
      Brocade Communications Systems, Inc.+#.........   513,800   3,745,602
      Lenovo Group, Ltd.(1).......................... 2,375,885   2,118,005
      Riverbed Technology, Inc.+.....................   182,610   5,164,211
                                                                -----------
                                                                 11,027,818
                                                                -----------
    Computers-Memory Devices -- 3.7%
      EMC Corp.+#....................................   690,508  13,306,089
      Network Appliance, Inc.+.......................   809,340  19,998,792
      SanDisk Corp.+#................................    71,791   2,687,855
                                                                -----------
                                                                 35,992,736
                                                                -----------
    Computers-Periphery Equipment -- 0.4%
      Innolux Display Corp.+*........................   460,191   3,474,442
                                                                -----------

                                                                   Value
                 Security Description                  Shares     (Note 2)

   -------------------------------------------------------------------------
   Consulting Services -- 0.9%
     Accenture Ltd., Class A.........................   262,814 $  9,082,852
                                                                ------------
   Data Processing/Management -- 1.1%
     Automatic Data Processing, Inc..................   172,000    7,750,320
     BladeLogic, Inc.+...............................     9,925      242,765
     NAVTEQ Corp.+#..................................    40,065    3,000,468
                                                                ------------
                                                                  10,993,553
                                                                ------------
   Distribution/Wholesale -- 0.7%
     Ingram Micro, Inc., Class A+....................   333,000    6,626,700
                                                                ------------
   E-Commerce/Products -- 0.0%
     Amazon.com, Inc.+#..............................     1,540      139,462
                                                                ------------
   E-Commerce/Services -- 1.5%
     Alibaba.com, Ltd.+..............................   489,200    2,494,396
     Ctrip.com International, Ltd. ADR...............    24,498    1,472,575
     eBay, Inc.+.....................................   150,895    5,059,509
     Monster Worldwide, Inc.+........................   179,393    6,058,101
                                                                ------------
                                                                  15,084,581
                                                                ------------
   E-Marketing/Info -- 0.3%
     Digital River, Inc.+#...........................    86,900    3,360,423
                                                                ------------
   Electric Products-Misc. -- 0.1%
     Stanley Electric Co., Ltd.(1)...................    35,100      864,285
                                                                ------------
   Electronic Components-Misc. -- 3.0%
     Flextronics International, Ltd.+................   300,168    3,590,009
     Hon Hai Precision Industry Co., Ltd.(1).........   551,360    3,534,398
     Hon Hai Precision Industry Co., Ltd. GDR+*......   859,620   11,046,117
     Hoya Corp.(1)...................................   120,800    4,190,218
     Jabil Circuit, Inc.#............................   180,510    3,059,644
     Koninklijke Philips Electronics NV..............    16,455      684,693
     Tyco Electronics, Ltd...........................    75,225    2,812,663
                                                                ------------
                                                                  28,917,742
                                                                ------------
   Electronic Components-Semiconductors -- 10.9%
     Advanced Micro Devices, Inc.+#..................   150,400    1,467,904
     Altera Corp.....................................   501,683    9,421,607
     Austriamicrosystems AG+(1)......................    34,398    1,394,714
     Broadcom Corp., Class A+........................   433,741   11,598,234
     Chartered Semiconductor Manufacturing, Ltd.+(1). 4,448,561    3,036,678
     Fairchild Semiconductor International, Inc.+....   251,500    3,988,790
     Intel Corp...................................... 1,225,980   31,973,558
     MEMC Electronic Materials, Inc.+................    26,671    2,069,136
     Microchip Technology, Inc.#.....................   149,600    4,306,984
     National Semiconductor Corp.....................   130,300    2,978,658
     NVIDIA Corp.+#..................................   399,150   12,589,191
     ON Semiconductor Corp.+#........................   742,890    6,827,159
     PMC-Sierra, Inc.+#..............................   425,833    2,989,348
     QLogic Corp.+...................................   199,100    2,691,832
     Silicon-On-Insulator Technologies+(1)...........   131,029    1,742,131
     Xilinx, Inc.....................................   335,617    7,350,012
                                                                ------------
                                                                 106,425,936
                                                                ------------
   Electronic Forms -- 0.4%
     Adobe Systems, Inc.+............................    90,286    3,804,652
                                                                ------------
   Energy-Alternate Sources -- 2.3%
     First Solar, Inc.+#.............................    29,173    6,918,377
     Q-Cells AG+(1)..................................    14,290    1,994,700
     Renewable Energy Corp. AS+(1)...................    61,967    3,029,295
     Sunpower Corp., Class A+#.......................    48,253    6,004,603
     Suntech Power Holdings Co., Ltd. ADR+#..........    57,770    4,573,651
                                                                ------------
                                                                  22,520,626
                                                                ------------

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description              Shares    (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Engineering/R&D Services -- 0.9%
         ABB, Ltd.(1).............................   271,406 $ 7,972,154
         SAIC, Inc.+#.............................    50,200   1,000,988
                                                             -----------
                                                               8,973,142
                                                             -----------
       Enterprise Software/Service -- 0.3%
         Oracle Corp.+............................   124,672   2,515,881
                                                             -----------
       Entertainment Software -- 3.9%
         Activision, Inc.+#.......................   325,187   7,202,892
         Electronic Arts, Inc.+#..................   511,754  28,755,457
         Take-Two Interactive Software, Inc.+#....   120,100   1,799,098
                                                             -----------
                                                              37,757,447
                                                             -----------
       Food-Misc. -- 0.2%
         Orkla ASA(1).............................   106,345   1,917,975
                                                             -----------
       Human Resources -- 0.5%
         Manpower, Inc............................    66,600   4,069,260
         Robert Half International, Inc...........    15,200     409,792
                                                             -----------
                                                               4,479,052
                                                             -----------
       Identification Systems -- 0.1%
         Cogent, Inc.+#...........................   125,143   1,389,087
                                                             -----------
       Industrial Audio & Video Products -- 0.3%
         Dolby Laboratories, Inc., Class A+.......    54,399   2,733,006
                                                             -----------
       Internet Application Software -- 1.0%
         Tencent Holdings, Ltd.(1)................ 1,354,675  10,239,162
                                                             -----------
       Internet Content-Entertainment -- 0.2%
         Perfect World Co., Ltd. ADR+#............    75,224   1,821,925
                                                             -----------
       Internet Content-Information/News -- 0.5%
         Baidu.com ADR+#..........................    13,000   4,965,480
                                                             -----------
       Internet Infrastructure Software -- 0.1%
         Akamai Technologies, Inc.+#..............    12,500     475,750
                                                             -----------
       Internet Security -- 1.6%
         McAfee, Inc.+............................   178,206   6,941,123
         VeriSign, Inc.+#.........................   205,122   8,389,490
                                                             -----------
                                                              15,330,613
                                                             -----------
       Machinery-Electrical -- 0.2%
         Nidec Corp.(1)...........................    31,890   2,398,642
                                                             -----------
       Medical Information Systems -- 0.5%
         Cerner Corp.+#...........................    81,825   4,889,044
                                                             -----------
       Medical-Biomedical/Gene -- 0.3%
         Amgen, Inc.+.............................    50,000   2,762,500
                                                             -----------
       Motion Pictures & Services -- 0.1%
         Dreamworks Animation SKG, Inc., Class A+.    50,176   1,319,629
                                                             -----------
       Networking Products -- 5.4%
         Acme Packet, Inc.+#......................    76,800     944,640
         BigBand Networks, Inc.+#.................   122,900     736,171
         Cisco Systems, Inc.+..................... 1,011,322  28,337,242
         Foundry Networks, Inc.+..................   439,500   7,748,385
         Juniper Networks, Inc.+#.................   429,544  12,766,048
         Starent Networks Corp.+#.................   100,700   2,104,630
                                                             -----------
                                                              52,637,116
                                                             -----------
       Oil Field Machinery & Equipment -- 0.0%
         Cameron International Corp.+#............     1,540     143,574
         National-Oilwell Varco, Inc.+............     1,541     105,019
                                                             -----------
                                                                 248,593
                                                             -----------

                                                                     Value
                   Security Description                   Shares    (Note 2)

  ----------------------------------------------------------------------------
  Oil-Field Services -- 0.0%
    Schlumberger, Ltd...................................     1,540 $   143,913
    Weatherford International, Ltd.+....................     1,537      96,247
                                                                   -----------
                                                                       240,160
                                                                   -----------
  Power Converter/Supply Equipment -- 0.2%
    Delta Electronics, Inc.(1)..........................   551,100   1,904,739
                                                                   -----------
  Retail-Computer Equipment -- 0.2%
    GameStop Corp., Class A+#...........................    36,614   2,103,474
                                                                   -----------
  Semiconductor Equipment -- 2.8%
    Applied Materials, Inc..............................   289,600   5,453,168
    ASML Holding NV+(1).................................   225,285   7,815,143
    Lam Research Corp.+#................................   217,000   9,949,450
    Varian Semiconductor Equipment Associates, Inc.+....    98,900   4,105,339
    Veeco Instruments, Inc.+#...........................     7,214     121,051
                                                                   -----------
                                                                    27,444,151
                                                                   -----------
  Semiconductors Components-Intergrated Circuits -- 3.1%
    Analog Devices, Inc.................................   201,187   6,192,536
    Marvell Technology Group, Ltd.+.....................   650,400   9,716,976
    Maxim Integrated Products, Inc......................   444,274  10,302,714
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR....   457,290   4,536,317
                                                                   -----------
                                                                    30,748,543
                                                                   -----------
  Software Tools -- 0.0%
    VMware, Inc. Class A+#..............................       510      46,599
                                                                   -----------
  Steel-Producer -- 0.0%
    Tenaris SA ADR......................................     1,542      72,752
                                                                   -----------
  Telecom Equipment-Fiber Optics -- 3.3%
    Ciena Corp.+#.......................................    87,532   3,849,658
    Corning, Inc........................................   800,473  19,443,489
    Finisar Corp.+#.....................................   802,900   1,364,930
    JDS Uniphase Corp.+#................................   533,837   7,185,446
                                                                   -----------
                                                                    31,843,523
                                                                   -----------
  Telecom Services -- 0.1%
    Amdocs, Ltd.+.......................................    13,800     456,642
    TELUS Corp..........................................         1          41
                                                                   -----------
                                                                       456,683
                                                                   -----------
  Telecommunication Equipment -- 1.6%
    Alcatel-Lucent ADR..................................   238,500   1,931,850
    CommScope, Inc.+#...................................    83,500   3,381,750
    Comverse Technology, Inc.+#.........................   254,500   4,122,900
    Foxconn International Holdings, Ltd.+(1)............ 1,506,500   3,748,643
    Optium Corp.+#......................................   100,400     843,360
    Sonus Networks, Inc.+#..............................   287,400   1,891,092
                                                                   -----------
                                                                    15,919,595
                                                                   -----------
  Toys -- 1.5%
    Nintendo Co., Ltd.(1)...............................    23,155  14,233,473
                                                                   -----------
  Web Hosting/Design -- 0.4%
    Equinix, Inc.+#.....................................    39,300   4,091,523
                                                                   -----------
  Web Portals/ISP -- 6.3%
    Google, Inc., Class A+..............................    78,253  54,229,329
    SINA Corp.+#........................................    39,515   1,900,277
    Sohu.com, Inc.+#....................................    25,895   1,485,855
    Yahoo!, Inc.+.......................................   150,241   4,027,961
                                                                   -----------
                                                                    61,643,422
                                                                   -----------

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal     Value
                 Security Description                     Amount      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Wireless Equipment -- 5.7%
  American Tower Corp., Class A+........................     50,100 $  2,281,555
  Crown Castle International Corp.+.....................     50,200    2,105,890
  Motorola, Inc.........................................    351,200    5,608,664
  Nokia Oyj ADR.........................................    280,715   11,040,521
  QUALCOMM, Inc.........................................    808,016   32,950,892
  Telefonaktiebolaget LM Ericsson ADR...................     78,125    1,910,938
  Telefonaktiebolaget LM Ericsson, Class B(1)...........    135,000      330,070
                                                                    ------------
                                                                      56,228,530
                                                                    ------------
Total Common Stock
   (cost $830,814,060)..................................             901,737,562
                                                                    ------------
EXCHANGE TRADED FUNDS -- 0.4%
  iShares S&P GSTI Technology Index Fund
   (cost $3,825,121)....................................     66,900    3,944,424
                                                                    ------------
EQUITY CERTIFICATES -- 0.4%
Banks-Special Purpose -- 0.2%
  Macquarie Bank, Ltd.-Bharti Airtel, Ltd...............     87,059    2,066,256
                                                                    ------------
Electronic Components-Misc. -- 0.1%
  Macquarie Bank, Ltd.-MediaTek, Inc....................     81,655    1,063,018
                                                                    ------------
Semiconductors Components-Integrated Circuits -- 0.1%
  Merrill Lynch International & Co.- RichTek Technology
   Corp.*...............................................     68,040      643,240
                                                                    ------------
Total Equity Certificates
   (cost $4,300,186)....................................               3,772,514
                                                                    ------------
CONVERTIBLE BONDS & NOTES -- 0.1%
Communications Software -- 0.1%
  Liberty Media Corp. LLC
   3.50% due 01/15/31
   (cost $1,117,575).................................... $1,395,000    1,255,500
                                                                    ------------

                                                 Shares/
                                                Principal       Value
              Security Description               Amount        (Note 2)
    Total Long-Term Investment Securities
       (cost $840,056,942)...................                  910,710,000
                                                            --------------
    SHORT-TERM INVESTMENT SECURITIES -- 22.9%
    Collective Investment Pool -- 16.0%
      Securities Lending Quality Trust(2)....  157,051,651  $  157,051,651
                                                            --------------
    Registered Investment Company -- 1.8%
      T. Rowe Price Reserve Investment Fund..   17,518,592      17,518,591
                                                            --------------
    Time Deposit -- 5.1%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       3.35% due 12/03/07.................... $ 49,683,000      49,683,000
                                                            --------------
    Total Short-Term Investment Securities
       (cost $224,253,242)...................                  224,253,242
                                                            --------------
    TOTAL INVESTMENTS
       (cost $1,064,310,184) (3).............        115.8%  1,134,963,242
                                                            --------------
    Liabilities in excess of other assets....        (15.8)   (155,273,013)
                                              ------------  --------------
    NET ASSETS --                                    100.0% $  979,690,229
                                              ============  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $15,163,799 representing 1.60% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at November 30, 2007.
   See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool.......................  25.3%
            Consulting Services..............................   7.0
            Human Resources..................................   3.7
            Computer Services................................   3.6
            Electronic Components -- Semiconductors..........   3.5
            Advertising Services.............................   3.4
            Medical Instruments..............................   3.4
            Commercial Services -- Finance...................   3.1
            Printing -- Commercial...........................   2.9
            Insurance -- Property/Casualty...................   2.8
            Time Deposits....................................   2.8
            Telecom Services.................................   2.5
            Educational Software.............................   2.4
            Medical -- Drugs.................................   2.4
            Transactional Software...........................   2.4
            Medical Products.................................   2.3
            E-Services/Consulting............................   2.2
            Enterprise Software/Service......................   2.1
            E-Commerce/Products..............................   2.0
            Diversified Manufacturing Operations.............   1.7
            Machinery -- General Industrial..................   1.7
            Semiconductors Components -- Intergrated Circuits   1.7
            Therapeutics.....................................   1.7
            Internet Connectivity Services...................   1.6
            Commercial Services..............................   1.4
            Medical -- Biomedical/Gene.......................   1.4
            Networking Products..............................   1.4
            Oil Companies -- Exploration & Production........   1.4
            Building & Construction Products-Misc............   1.3
            Cable TV.........................................   1.3
            Diagnostic Kits..................................   1.3
            Internet Security................................   1.3
            Physical Therapy/Rehabilitation Centers..........   1.3
            Cellular Telecom.................................   1.2
            Resorts/Theme Parks..............................   1.2
            Office Furnishings -- Original...................   1.1
            Hotels/Motels....................................   1.0
            Instruments -- Scientific........................   1.0
            Transport -- Services............................   0.9
            Ultra Sound Imaging Systems......................   0.9
            Aerospace/Defense................................   0.8
            Dental Supplies & Equipment......................   0.8
            Filtration/Separation Products...................   0.8
            Gambling (Non-Hotel).............................   0.8
            Internet Content -- Information/News.............   0.8
            Metal Processors & Fabrication...................   0.8
            Theaters.........................................   0.8
            Aerospace/Defense -- Equipment...................   0.7
            Disposable Medical Products......................   0.7
            Drug Delivery Systems............................   0.7
            Finance -- Other Services........................   0.7
            Internet Application Software....................   0.7
            Leisure Products.................................   0.7
            Machinery -- Electrical..........................   0.7
            Recreational Vehicles............................   0.7
            Cosmetics & Toiletries...........................   0.6
            E-Commerce/Services..............................   0.6
            Finance -- Investment Banker/Broker..............   0.6
            Rental Auto/Equipment............................   0.6
            Specified Purpose Acquisitions...................   0.6
            Appliances.......................................   0.5
            Lighting Products & Systems......................   0.5
            Real Estate Management/Services..................   0.5
            E-Marketing/Info.................................   0.4
            Finance -- Consumer Loans........................   0.4
            Insurance Brokers................................   0.4
            Research & Development...........................   0.4
            Hazardous Waste Disposal.........................   0.1
                                                              -----
                                                              125.0%
                                                              =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 96.9%
       Advertising Services -- 3.4%
         inVentiv Health, Inc.+........................ 51,128 $1,491,915
         Marchex, Inc., Class B#....................... 67,773    834,286
                                                               ----------
                                                                2,326,201
                                                               ----------
       Aerospace/Defense -- 0.8%
         Esterline Technologies Corp.+#................ 10,100    527,422
                                                               ----------
       Aerospace/Defense - Equipment -- 0.7%
         DRS Technologies, Inc.#.......................  7,500    444,075
                                                               ----------
       Appliances -- 0.5%
         Hhgregg, Inc.+#............................... 25,200    354,060
                                                               ----------
       Building & Construction Products - Misc. -- 1.3%
         Interline Brands, Inc.+#...................... 35,600    851,908
                                                               ----------
       Cable TV -- 1.3%
         LodgeNet Entertainment Corp.+#................ 44,700    858,240
                                                               ----------
       Cellular Telecom -- 1.2%
         Centennial Communications Corp.+#............. 43,900    390,710
         Virgin Mobile USA, Inc.+#..................... 53,700    390,936
                                                               ----------
                                                                  781,646
                                                               ----------
       Commercial Services -- 1.4%
         TeleTech Holdings, Inc.+...................... 46,237    957,568
                                                               ----------
       Commercial Services - Finance -- 3.1%
         Bankrate, Inc.+#.............................. 23,890    935,055
         Dollar Financial Corp.+#...................... 15,700    469,116
         Global Cash Access Holdings, Inc.+#........... 74,400    258,912
         Wright Express Corp.+#........................ 10,810    410,239
                                                               ----------
                                                                2,073,322
                                                               ----------
       Computer Services -- 3.6%
         IHS, Inc.+#...................................  6,300    441,882
         SI International, Inc.+#...................... 27,038    701,906
         SYKES Enterprises, Inc.+#..................... 68,200  1,258,972
                                                               ----------
                                                                2,402,760
                                                               ----------
       Consulting Services -- 7.0%
         Forrester Research, Inc.+..................... 23,100    604,758
         FTI Consulting, Inc.+#........................ 36,215  2,064,255
         Gartner, Inc.+#............................... 16,700    315,463
         Huron Consulting Group, Inc.+#................  2,343    171,672
         The Advisory Board Co.+....................... 13,157    855,336
         Watson Wyatt Worldwide, Inc., Class A#........ 14,600    672,330
                                                               ----------
                                                                4,683,814
                                                               ----------
       Cosmetics & Toiletries -- 0.6%
         Chattem, Inc.+#...............................  5,700    404,187
                                                               ----------
       Dental Supplies & Equipment -- 0.8%
         Sirona Dental Systems, Inc.+#................. 20,800    562,848
                                                               ----------
       Diagnostic Kits -- 1.3%
         Inverness Medical Innovations, Inc.+#......... 15,000    880,200
                                                               ----------
       Disposable Medical Products -- 0.7%
         Volcano Corp.+#............................... 32,100    468,981
                                                               ----------
       Diversified Manufacturing Operations -- 1.7%
         Actuant Corp., Class A#....................... 27,600    874,092
         Acuity Brands, Inc.#..........................  6,300    248,787
                                                               ----------
                                                                1,122,879
                                                               ----------
       Drug Delivery Systems -- 0.7%
         Noven Pharmaceuticals, Inc.+#................. 28,700    454,321
                                                               ----------
       E-Commerce/Products -- 2.0%
         Shutterfly, Inc.+............................. 48,531  1,382,648
                                                               ----------
       E-Commerce/Services -- 0.6%
         priceline.com, Inc.+..........................  3,600    409,680
                                                               ----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       E-Marketing/Info -- 0.4%
         Digital River, Inc.+........................   7,500 $  290,025
                                                              ----------
       E-Services/Consulting -- 2.2%
         GSI Commerce, Inc.+#........................  55,600  1,452,272
                                                              ----------
       Educational Software -- 2.4%
         SkillSoft PLC ADR+.......................... 164,510  1,594,102
                                                              ----------
       Electronic Components - Semiconductors -- 3.5%
         Microsemi Corp.+#...........................  61,944  1,417,279
         PMC - Sierra, Inc.+#........................ 137,300    963,846
                                                              ----------
                                                               2,381,125
                                                              ----------
       Enterprise Software/Service -- 2.1%
         Epicor Software Corp.+#.....................  41,200    445,784
         Lawson Software, Inc.+#..................... 100,800    979,776
                                                              ----------
                                                               1,425,560
                                                              ----------
       Filtration/Separation Products -- 0.8%
         Polypore International, Inc.+#..............  32,950    573,659
                                                              ----------
       Finance - Consumer Loans -- 0.4%
         Portfolio Recovery Associates, Inc.#........   7,600    306,128
                                                              ----------
       Finance - Investment Banker/Broker -- 0.6%
         Evercore Partners, Inc., Class A............  20,371    427,180
                                                              ----------
       Finance - Other Services -- 0.7%
         FCStone Group, Inc.+#.......................  11,150    470,642
                                                              ----------
       Gambling (Non - Hotel) -- 0.8%
         Pinnacle Entertainment, Inc.+#..............  19,000    521,550
                                                              ----------
       Hazardous Waste Disposal -- 0.1%
         Energy Solutions, Inc.+.....................   2,400     57,168
                                                              ----------
       Hotels/Motels -- 1.0%
         Gaylord Entertainment Co.+#.................  14,400    605,664
         Red Lion Hotels Corp.+......................   7,399     71,030
                                                              ----------
                                                                 676,694
                                                              ----------
       Human Resources -- 3.7%
         On Assignment, Inc.+#....................... 141,800    906,102
         Resources Connection, Inc...................  75,719  1,561,326
                                                              ----------
                                                               2,467,428
                                                              ----------
       Instruments - Scientific -- 1.0%
         Varian, Inc.+...............................   9,736    682,007
                                                              ----------
       Insurance Broker -- 0.4%
         eHealth, Inc.+..............................   9,341    289,478
                                                              ----------
       Insurance - Property/Casualty -- 2.8%
         First Mercury Financial Corp.+#.............  30,500    647,210
         Navigators Group, Inc.+.....................   8,800    516,560
         Tower Group, Inc.#..........................  22,450    727,829
                                                              ----------
                                                               1,891,599
                                                              ----------
       Internet Application Software -- 0.7%
         DealerTrack Holdings, Inc.+#................  10,563    449,350
                                                              ----------
       Internet Connectivity Services -- 1.6%
         Cogent Communications Group, Inc.+..........  26,100    542,358
         Internap Network Services Corp.+#...........  51,192    509,360
                                                              ----------
                                                               1,051,718
                                                              ----------
       Internet Content - Information/News -- 0.8%
         The Knot, Inc.+#............................  38,595    509,454
                                                              ----------
       Internet Security -- 1.3%
         Secure Computing Corp.+#....................  97,446    883,835
                                                              ----------
       Leisure Products -- 0.7%
         WMS Industries, Inc.+.......................  13,600    454,240
                                                              ----------

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Lighting Products & Systems -- 0.5%
         Universal Display Corp.+#..................... 21,275 $  352,314
                                                               ----------
       Machinery - Electrical -- 0.7%
         Regal - Beloit Corp........................... 10,100    475,508
                                                               ----------
       Machinery - General Industrial -- 1.7%
         Gardner Denver, Inc.+......................... 34,754  1,150,705
                                                               ----------
       Medical Instruments -- 3.4%
         Bruker BioSciences Corp.+#.................... 57,000    529,530
         ev3, Inc.+#................................... 22,700    332,328
         SenoRx, Inc.+................................. 36,822    318,142
         Spectranetics Corp.+#......................... 33,059    501,505
         Symmetry Medical, Inc.+#...................... 37,751    635,727
                                                               ----------
                                                                2,317,232
                                                               ----------
       Medical Products -- 2.3%
         Northstar Neuroscience, Inc.+#................ 27,852    257,074
         Orthofix International NV+#...................  7,364    430,131
         PSS World Medical, Inc.+#..................... 46,700    895,706
                                                               ----------
                                                                1,582,911
                                                               ----------
       Medical - Biomedical/Gene -- 1.4%
         Applera Corp. - Celera Group+................. 34,000    514,080
         Exelixis, Inc.+#.............................. 47,685    416,290
                                                               ----------
                                                                  930,370
                                                               ----------
       Medical - Drugs -- 2.4%
         Sciele Pharma, Inc.+#......................... 72,312  1,614,004
                                                               ----------
       Metal Processors & Fabrication -- 0.8%
         Kaydon Corp.#................................. 10,300    521,283
                                                               ----------
       Networking Products -- 1.4%
         Ixia+......................................... 89,333    922,810
                                                               ----------
       Office Furnishings - Original -- 1.1%
         Interface, Inc. Class A....................... 40,900    713,296
                                                               ----------
       Oil Companies - Exploration & Production -- 1.4%
         Concho Resources, Inc.+#...................... 18,800    354,568
         PetroHawk Energy Corp.+#...................... 34,900    568,870
                                                               ----------
                                                                  923,438
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 1.3%
         Psychiatric Solutions, Inc.+#................. 24,300    887,679
                                                               ----------
       Printing - Commercial -- 2.9%
         VistaPrint, Ltd.+#............................ 43,989  1,953,112
                                                               ----------
       Real Estate Management/Services -- 0.5%
         HFF, Inc., Class A+#.......................... 53,557    365,794
                                                               ----------
       Recreational Vehicles -- 0.7%
         Polaris Industries, Inc.#..................... 10,400    473,824
                                                               ----------
       Rental Auto/Equipment -- 0.6%
         RSC Holdings, Inc.+#.......................... 34,100    418,748
                                                               ----------
       Research & Development -- 0.4%
         Senomyx, Inc.+#............................... 36,700    256,900
                                                               ----------


                                                           Shares/
                                                          Principal       Value
                 Security Description                      Amount        (Note 2)

------------------------------------------------------------------------------------
Resort/Theme Park -- 1.2%
  Great Wolf Resorts, Inc.+#...........................      73,100    $    790,942
                                                                       ------------
Semiconductors Components - Intergrated Circuits --
 1.7%
  Exar Corp.+#.........................................      57,000         523,830
  Power Integrations, Inc.+............................      20,782         625,123
                                                                       ------------
                                                                          1,148,953
                                                                       ------------
Specified Purpose Acquisitions -- 0.6%
  Information Services Group Inc+#.....................      63,200         425,336
                                                                       ------------
Telecom Services -- 2.5%
  NeuStar Inc.+#.......................................       9,500         301,815
  PAETEC Holding Corp.+#...............................      72,600         776,820
  SAVVIS, Inc.+#.......................................      19,700         631,188
                                                                       ------------
                                                                          1,709,823
                                                                       ------------
Theater -- 0.8%
  Cinemark Holdings, Inc.#.............................      31,874         531,977
                                                                       ------------
Therapeutics -- 1.7%
  MGI Pharma, Inc.+#...................................      33,100       1,145,591
                                                                       ------------
Transactional Software -- 2.4%
  Innerworkings, Inc.+#................................      57,050         904,242
  Solera Holdings, Inc.+#..............................      31,200         717,912
                                                                       ------------
                                                                          1,622,154
                                                                       ------------
Transport - Services -- 0.9%
  Hub Group, Inc., Class A+#...........................      23,200         605,056
                                                                       ------------
Ultra Sound Imaging Systems -- 0.9%
  SonoSite, Inc.+......................................      17,600         584,672
                                                                       ------------
Total Long-Term Investment Securities
   (cost $65,950,851)..................................                  65,226,406
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 28.1%
Collective Investment Pool -- 25.3%
  Securities Lending Quality Trust(1)..................  17,050,368      17,050,368
                                                                       ------------
Time Deposit -- 2.8%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.25% due 12/03/07.................................. $ 1,891,000       1,891,000
                                                                       ------------
Total Short-Term Investment Securities
   (cost $18,941,368)..................................                  18,941,368
                                                                       ------------
TOTAL INVESTMENTS
   (cost $84,892,219)(2)...............................       125.0%     84,167,774
Liabilities in excess of other assets..................       (25.0)    (16,821,967)
                                                        -----------    ------------
NET ASSETS --                                                 100.0% $   67,345,807
                                                        ===========    ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financials Statements

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool....................... 22.9%
            Banks -- Commercial..............................  6.2
            Real Estate Investment Trusts....................  2.9
            Medical -- Biomedical/Gene.......................  2.5
            Diversified Manufacturing Operations.............  2.1
            Oil -- Field Services............................  2.1
            Electric -- Integrated...........................  2.0
            Oil Companies -- Exploration & Production........  2.0
            Medical -- Drugs.................................  1.8
            Retail -- Restaurants............................  1.6
            Gas -- Distribution..............................  1.5
            Chemicals -- Specialty...........................  1.4
            Consumer Products -- Misc........................  1.4
            Electronic Components -- Semiconductors..........  1.4
            Electronic Measurement Instruments...............  1.4
            Telecommunication Equipment......................  1.4
            Machinery -- General Industrial..................  1.3
            Medical -- HMO...................................  1.3
            Retail -- Apparel/Shoe...........................  1.3
            Insurance -- Reinsurance.........................  1.2
            Engineering/R&D Services.........................  1.1
            Enterprise Software/Service......................  1.1
            Medical Instruments..............................  1.1
            Semiconductor Equipment..........................  1.1
            Building -- Heavy Construction...................  1.0
            Commercial Services..............................  1.0
            Finance -- Investment Banker/Broker..............  1.0
            Medical Products.................................  1.0
            Savings & Loans/Thrifts..........................  1.0
            Aerospace/Defense -- Equipment...................  0.9
            Computer Services................................  0.9
            Computers -- Integrated Systems..................  0.9
            Consulting Services..............................  0.9
            E-Commerce/Services..............................  0.9
            Therapeutics.....................................  0.9
            Chemicals -- Diversified.........................  0.8
            Electric Products -- Misc........................  0.8
            Insurance -- Property/Casualty...................  0.8
            Paper & Related Products.........................  0.8
            Semiconductors Components -- Intergrated Circuits  0.8
            Wire & Cable Products............................  0.8
            Apparel Manufacturers............................  0.7
            Auction Houses/Art Dealers.......................  0.7
            Commercial Services -- Finance...................  0.7
            Computers -- Periphery Equipment.................  0.7
            Decision Support Software........................  0.7
            Human Resources..................................  0.7
            Medical -- Outpatient/Home Medical...............  0.7
            Oil Refining & Marketing.........................  0.7
            Transport -- Truck...............................  0.7
            Applications Software............................  0.6
            Food -- Misc.....................................  0.6
            Hospital Beds/Equipment..........................  0.6
            Instruments -- Controls..........................  0.6
            Instruments -- Scientific........................  0.6
            Retail -- Discount...............................  0.6
            Building Products -- Air & Heating...............  0.5
            Coal.............................................  0.5
            Electronic Components -- Misc....................  0.5
            Insurance -- Life/Health.........................  0.5
            Investment Management/Advisor Services...........  0.5
            Metal Processors & Fabrication...................  0.5
            Recreational Vehicles............................  0.5
            Respiratory Products.............................  0.5
            Retail -- Computer Equipment.....................  0.5
            Time Deposits....................................  0.5
            Agricultural Chemicals...........................  0.4
            Alternative Waste Technology.....................  0.4
            Building & Construction Products -- Misc.........  0.4
            Containers -- Paper/Plastic......................  0.4

                  Data Processing/Management.............. 0.4
                  Distribution/Wholesale.................. 0.4
                  Electronic Design Automation............ 0.4
                  Food -- Wholesale/Distribution.......... 0.4
                  Internet Security....................... 0.4
                  Intimate Apparel........................ 0.4
                  Medical -- Generic Drugs................ 0.4
                  Metal -- Diversified.................... 0.4
                  Oil Field Machinery & Equipment......... 0.4
                  Physicians Practice Management.......... 0.4
                  Telecom Services........................ 0.4
                  Telephone -- Integrated................. 0.4
                  Television.............................. 0.4
                  Transport -- Marine..................... 0.4
                  Transport -- Services................... 0.4
                  Wireless Equipment...................... 0.4
                  Aerospace/Defense....................... 0.3
                  Airlines................................ 0.3
                  Auto/Truck Parts & Equipment -- Original 0.3
                  Computer Aided Design................... 0.3
                  Computers -- Memory Devices............. 0.3
                  Diagnostic Kits......................... 0.3
                  Energy -- Alternate Sources............. 0.3
                  Footwear & Related Apparel.............. 0.3
                  Industrial Audio & Video Products....... 0.3
                  Insurance -- Multi-line................. 0.3
                  Internet Application Software........... 0.3
                  Internet Content -- Information/News.... 0.3
                  Machinery -- Electrical................. 0.3
                  Motion Pictures & Services.............. 0.3
                  Office Furnishings -- Original.......... 0.3
                  Oil & Gas Drilling...................... 0.3
                  Registered Investment Companies......... 0.3
                  Retirement/Aged Care.................... 0.3
                  Schools................................. 0.3
                  Steel -- Producers...................... 0.3
                  Sugar................................... 0.3
                  Telecom Equipment -- Fiber Optics....... 0.3
                  Textile -- Apparel...................... 0.3
                  Vitamins & Nutrition Products........... 0.3
                  Advanced Materials...................... 0.2
                  Audio/Video Products.................... 0.2
                  Broadcast Services/Program.............. 0.2
                  Building Products -- Light Fixtures..... 0.2
                  Cellular Telecom........................ 0.2
                  Chemicals -- Plastics................... 0.2
                  Coffee.................................. 0.2
                  E-Services/Consulting................... 0.2
                  Electronic Security Devices............. 0.2
                  Finance -- Consumer Loans............... 0.2
                  Financial Guarantee Insurance........... 0.2
                  Firearms & Ammunition................... 0.2
                  Garden Products......................... 0.2
                  Hotels/Motels........................... 0.2
                  Identification Systems.................. 0.2
                  Insurance Brokers....................... 0.2
                  Internet Infrastructure Software........ 0.2
                  Linen Supply & Related Items............ 0.2
                  Medical Sterilization Products.......... 0.2
                  Miscellaneous Manufacturing............. 0.2
                  Networking Products..................... 0.2
                  Non -- Hazardous Waste Disposal......... 0.2
                  Office Automation & Equipment........... 0.2
                  Power Converter/Supply Equipment........ 0.2
                  Real Estate Operations & Development.... 0.2
                  Research & Development.................. 0.2
                  Retail -- Convenience Store............. 0.2
                  Retail -- Sporting Goods................ 0.2
                  Transport -- Rail....................... 0.2

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                Advertising Services....................... 0.1
                Auto Repair Centers........................ 0.1
                Auto/Truck Parts & Equipment -- Replacement 0.1
                Banks -- Fiduciary......................... 0.1
                Batteries/Battery Systems.................. 0.1
                Building Products -- Doors & Windows....... 0.1
                Building Products -- Wood.................. 0.1
                Building -- MobileHome/Manufactured Housing 0.1
                Building -- Residential/Commercial......... 0.1
                Cable TV................................... 0.1
                Casino Services............................ 0.1
                Commerce................................... 0.1
                Communications Software.................... 0.1
                Computers.................................. 0.1
                Containers -- Metal/Glass.................. 0.1
                Disposable Medical Products................ 0.1
                Diversified Minerals....................... 0.1
                Drug Delivery Systems...................... 0.1
                E-Commerce/Products........................ 0.1
                E-Marketing/Info........................... 0.1
                Entertainment Software..................... 0.1
                Finance -- Credit Card..................... 0.1
                Finance -- Leasing Companies............... 0.1
                Finance -- Mortgage Loan/Banker............ 0.1
                Finance -- Other Services.................. 0.1
                Food -- Baking............................. 0.1
                Food -- Canned............................. 0.1
                Food -- Confectionery...................... 0.1
                Food -- Retail............................. 0.1
                Health Care Cost Containment............... 0.1
                Home Furnishings........................... 0.1
                Housewares................................. 0.1
                Internet Connectivity Services............. 0.1
                Internet Financial Services................ 0.1
                Investment Companies....................... 0.1
                Lasers -- System/Components................ 0.1
                Leisure Products........................... 0.1
                MRI/Medical Diagnostic Imaging............. 0.1
                Machine Tools & Related Products........... 0.1
                Machinery -- Pumps......................... 0.1
                Medical -- Hospitals....................... 0.1
                Medical -- Nursing Homes................... 0.1
                Metal -- Aluminum.......................... 0.1
                Metal -- Iron.............................. 0.1
                Mining..................................... 0.1
                Multimedia................................. 0.1
                Music...................................... 0.1
                Patient Monitoring Equipment............... 0.1
                Pharmacy Services.......................... 0.1
                Printing -- Commercial..................... 0.1
                Publishing -- Books........................ 0.1
                Racetracks................................. 0.1
                Radio...................................... 0.1
                Real Estate Management/Services............ 0.1
                Recycling.................................. 0.1
                Rental Auto/Equipment...................... 0.1
                Repurchase Agreements...................... 0.1
                Retail -- Automobile....................... 0.1
                Retail -- Bookstore........................ 0.1
                Retail -- Drug Store....................... 0.1
                Retail -- Fabric Store..................... 0.1
                Retail -- Jewelry.......................... 0.1
                Retail -- Leisure Products................. 0.1
                Retail -- Mail Order....................... 0.1
                Rubber -- Tires............................ 0.1
                Schools -- Day Care........................ 0.1
                Seismic Data Collection.................... 0.1
                Steel Pipe & Tube.......................... 0.1
                Steel -- Specialty......................... 0.1

                         Textile -- Products....   0.1
                         Toys...................   0.1
                         Transactional Software.   0.1
                         Veterinary Products....   0.1
                         Water..................   0.1
                         Wound, Burn & Skin Care   0.1
                                                 -----
                                                 122.7%
                                                 =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                            Value
                    Security Description          Shares   (Note 2)
            --------------------------------------------------------
            COMMON STOCK -- 98.9%
            Advanced Materials -- 0.2%
              Ceradyne, Inc.+#...................  13,600 $  672,384
              Core Molding Technologies, Inc.+...  35,700    252,399
                                                          ----------
                                                             924,783
                                                          ----------
            Advertising Services -- 0.1%
              Greenfield Online, Inc.+...........  32,300    485,792
                                                          ----------
            Aerospace/Defense -- 0.3%
              Teledyne Technologies, Inc.+.......  22,066  1,196,419
              TransDigm Group, Inc.+.............   4,300    205,024
                                                          ----------
                                                           1,401,443
                                                          ----------
            Aerospace/Defense - Equipment -- 0.9%
              Argon ST, Inc.+#...................   6,600    120,252
              Curtiss - Wright Corp.#............  32,371  1,746,092
              Ducommun, Inc.+....................  12,700    466,852
              Moog, Inc., Class A+...............  14,000    631,120
              Orbital Sciences Corp.+#...........  33,100    796,386
                                                          ----------
                                                           3,760,702
                                                          ----------
            Agricultural Chemicals -- 0.4%
              CF Industries Holdings, Inc........  20,472  1,862,543
                                                          ----------
            Airlines -- 0.3%
              AirTran Holdings, Inc.+#...........  24,600    208,854
              Frontier Airlines Holdings, Inc.+#.  58,200    355,020
              Skywest, Inc.......................  26,020    684,586
                                                          ----------
                                                           1,248,460
                                                          ----------
            Alternative Waste Technology -- 0.4%
              Darling International, Inc.+....... 181,400  1,859,350
                                                          ----------
            Apparel Manufacturers -- 0.7%
              G - III Apparel Group, Ltd.+.......  18,800    270,156
              Gymboree Corp.+....................  78,920  2,632,771
              Maidenform Brands, Inc.+#..........  15,400    201,278
              Phillips - Van Heusen..............   2,845    120,685
                                                          ----------
                                                           3,224,890
                                                          ----------
            Applications Software -- 0.6%
              Actuate Corp.+.....................  56,600    428,462
              American Reprographics Co.+#.......  19,100    295,668
              Bsquare Corp.+..................... 104,400    643,104
              Moldflow Corp.+....................   9,538    152,131
              PDF Solutions, Inc.+#..............  19,700    156,221
              Progress Software Corp.+...........  13,067    413,309
              Quest Software, Inc.+..............  20,100    325,017
              Red Hat, Inc.+#....................  12,600    252,252
                                                          ----------
                                                           2,666,164
                                                          ----------
            Athletic Equipment -- 0.0%
              Cybex International, Inc.+.........  37,100    172,515
                                                          ----------
            Athletic Footwear -- 0.0%
              K - Swiss, Inc., Class A#..........   8,200    148,830
                                                          ----------
            Auction Houses/Art Dealers -- 0.7%
              Premier Exhibitions, Inc.+#........   4,800     52,224
              Ritchie Bros. Auctioneers, Inc.....   9,200    681,720
              Sotheby's#.........................  57,594  2,156,895
                                                          ----------
                                                           2,890,839
                                                          ----------
            Audio/Video Products -- 0.2%
              DTS, Inc.+#........................   8,900    220,275
              Universal Electronics, Inc.+.......  13,400    495,130
                                                          ----------
                                                             715,405
                                                          ----------

                                                                  Value
                     Security Description                Shares  (Note 2)

      --------------------------------------------------------------------
      Auto Repair Center -- 0.1%
        Monro Muffler Brake, Inc........................ 19,950 $  420,347
                                                                ----------
      Auto/Truck Parts & Equipment - Original -- 0.3%
        Accuride Corp.+................................. 58,881    446,907
        Amerigon, Inc.+.................................  3,200     58,496
        Fuel Systems Solutions, Inc.+................... 14,900    219,626
        Miller Industries, Inc.+........................  7,300     95,119
        Spartan Motors, Inc............................. 27,675    276,196
        Strattec Security Corp..........................  4,400    195,360
        TRW Automotive Holdings Corp.+.................. 10,600    237,970
                                                                ----------
                                                                 1,529,674
                                                                ----------
      Auto/Truck Parts & Equipment - Replacement -- 0.1%
        Aftermarket Technology Corp.+................... 17,871    498,958
                                                                ----------
      Banks - Commercial -- 6.2%
        Bancfirst Corp.#................................  9,400    439,544
        Bancorp Rhode Island, Inc.......................  9,000    323,190
        Bank of Florida Corp.+.......................... 12,100    154,880
        Bank of Hawaii Corp............................. 49,556  2,580,381
        Beverly Hills Bancorp, Inc...................... 40,400    218,968
        Camden National Corp............................  6,300    187,110
        Cardinal Financial Corp......................... 23,000    220,340
        Cascade Bancorp#................................ 13,725    237,992
        Cass Information Systems, Inc...................  9,790    364,971
        Center Bancorp, Inc............................. 16,170    193,393
        Chittenden Corp.................................  8,350    292,501
        Citizens Republic Bancorp.#..................... 29,000    412,380
        City Holding Co.#............................... 10,432    375,343
        City National Corp.............................. 24,070  1,550,589
        Commerce Bancshares, Inc.#...................... 18,238    826,729
        Community Bank Systems, Inc.#................... 16,900    340,873
        East West Bancorp, Inc.#........................ 28,330    763,493
        Financial Institutions, Inc..................... 17,195    310,026
        First Bancorp................................... 12,600    240,786
        First BanCorp Puerto Rico....................... 35,800    234,132
        First Citizens BancShares, Inc., Class A........  2,292    359,133
        First Community Bancshares, Inc................. 10,800    346,788
        First Financial Bancorp#........................ 27,800    319,144
        First Regional Bancorp+#........................ 18,342    404,258
        First South Bancorp, Inc........................ 12,300    296,553
        Gateway Financial Holdings, Inc................. 25,400    337,566
        Glacier Bancorp, Inc.#.......................... 24,771    493,191
        Great Southern Bancorp, Inc.#...................  2,700     60,021
        Greene County Bancshares, Inc...................  7,000    209,090
        Horizon Financial Corp.......................... 10,625    182,856
        Oriental Financial Group, Inc................... 32,600    439,448
        Pacific Capital Bancorp#........................ 47,946    985,290
        Peoples Bancorp, Inc............................ 14,700    355,593
        Pinnacle Financial Partners, Inc.+#............. 15,600    454,428
        Preferred Bank Los Angeles California#.......... 14,038    375,236
        Prosperity Bancshares, Inc.#.................... 29,844    959,186
        Provident Bankshares Corp.#..................... 18,400    431,480
        Sandy Spring Bancorp, Inc.#.....................  9,500    278,920
        SCBT Financial Corp.............................  7,035    218,085
        Seacoast Banking Corp. of Florida#.............. 10,800    135,540
        Sierra Bancorp.................................. 12,200    304,512
        Signature Bank+................................. 10,700    396,435
        Smithtown Bancorp, Inc.......................... 12,540    263,716
        Southside Bancshares, Inc....................... 10,080    193,032
        State Bancorp, Inc.............................. 14,400    210,528
        Sterling Bancorp................................ 27,100    362,056
        Suffolk Bancorp................................. 10,400    320,944
        Susquehanna Bancshares, Inc.#................... 27,900    554,931
        SVB Financial Group+#........................... 29,922  1,540,385
        Temecula Valley Bancorp, Inc.#..................  5,225     58,520

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 2)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
    Tennessee Commerce Bancorp, Inc.+....................  10,400 $   266,240
    Texas Capital Bancshares, Inc.+#.....................  12,300     259,284
    Trustmark Corp.#.....................................   3,028      77,093
    UCBH Holdings, Inc.#.................................  30,000     482,400
    Umpqua Holding Corp.#................................  12,600     203,364
    Union Bankshares Corp................................  15,400     318,934
    United Community Banks, Inc.#........................  21,000     398,160
    United Security Bancshares...........................  16,500     256,575
    Univest Corp. of Pennsylvania........................  15,700     334,410
    Valley National Bancorp#.............................  24,158     473,497
    Vineyard National Bancorp#...........................  17,693     191,084
    Washington Trust Bancorp, Inc........................  12,900     320,565
    WesBanco, Inc.#......................................   2,300      55,154
    West Bancorp., Inc...................................  19,400     272,376
    Westamerica Bancorp.#................................  15,900     747,459
    Western Alliance Bancorp.+#..........................   9,900     218,394
                                                                  -----------
                                                                   26,989,475
                                                                  -----------
  Banks - Fiduciary -- 0.1%
    Boston Private Financial Holdings, Inc.#.............  12,000     330,480
                                                                  -----------
  Batteries/Battery Systems -- 0.1%
    Greatbatch, Inc.+#...................................  14,168     291,577
                                                                  -----------
  Beverages - Non - alcoholic -- 0.0%
    Coca - Cola Bottling Co..............................     764      43,349
    PepsiAmericas, Inc...................................   4,401     148,974
                                                                  -----------
                                                                      192,323
                                                                  -----------
  Broadcast Services/Program -- 0.2%
    Crown Media Holdings, Inc., Class A+#................  36,200     263,174
    DG Fastchannel, Inc.+................................  23,700     463,572
                                                                  -----------
                                                                      726,746
                                                                  -----------
  Building & Construction Products - Misc. -- 0.4%
    Advanced Environmental Recycling Technologies, Inc.,
     Class A+............................................ 109,600      95,352
    Builders FirstSource, Inc.+#.........................  12,200      84,424
    Drew Industries, Inc.+#..............................  31,344     856,318
    Gibraltar Industries, Inc............................   9,450     132,111
    Interline Brands, Inc.+..............................  13,900     332,627
    Simpson Manufacturing Co., Inc.#.....................   6,800     180,948
                                                                  -----------
                                                                    1,681,780
                                                                  -----------
  Building & Construction - Misc. -- 0.0%
    Insituform Technologies, Inc., Class A+#.............   8,300     107,817
                                                                  -----------
  Building Products - Air & Heating -- 0.5%
    Aaon, Inc............................................  18,900     359,667
    Goodman Global, Inc.+#...............................  24,878     588,365
    KSW, Inc.+...........................................  51,660     346,638
    Lennox International, Inc............................  24,694     835,645
                                                                  -----------
                                                                    2,130,315
                                                                  -----------
  Building Products - Doors & Windows -- 0.1%
    Apogee Enterprises, Inc..............................  14,272     317,124
                                                                  -----------
  Building Products - Light Fixtures -- 0.2%
    Genlyte Group, Inc.+.................................   9,600     904,800
                                                                  -----------
  Building Products - Wood -- 0.1%
    Universal Forest Products, Inc.#.....................   9,200     263,212
                                                                  -----------
  Building - Heavy Construction -- 1.0%
    Chicago Bridge & Iron Co. NV.........................  39,858   2,118,453
    Perini Corp.+........................................  39,985   2,126,802
                                                                  -----------
                                                                    4,245,255
                                                                  -----------

                                                                  Value
                     Security Description                Shares  (Note 2)

      --------------------------------------------------------------------
      Building - MobileHome/Manufactured Housing -- 0.1%
        Skyline Corp....................................  6,500 $  220,350
        Winnebago Industries, Inc.#.....................    400      8,608
                                                                ----------
                                                                   228,958
                                                                ----------
      Building - Residential/Commerical -- 0.1%
        Amrep Corp......................................  8,000    264,480
        Meritage Homes Corp.+#.......................... 15,200    207,784
        Standard-Pacific Corp.#......................... 26,900     93,074
                                                                ----------
                                                                   565,338
                                                                ----------
      Cable TV -- 0.1%
        LodgeNet Entertainment Corp.+................... 13,400    257,280
                                                                ----------
      Casino Hotel -- 0.0%
        Monarch Casino & Resort, Inc.+..................  1,300     33,254
                                                                ----------
      Casino Services -- 0.1%
        Bally Technologies, Inc.+.......................  7,666    319,672
        Progressive Gaming International Corp.+......... 65,800    157,920
                                                                ----------
                                                                   477,592
                                                                ----------
      Cellular Telecom -- 0.2%
        Syniverse Holdings, Inc.+#...................... 42,091    657,461
        Virgin Mobile USA, Inc.+#....................... 17,000    123,760
                                                                ----------
                                                                   781,221
                                                                ----------
      Chemicals-Diversified -- 0.8%
        Celanese Corp., Class A......................... 66,947  2,656,457
        Olin Corp....................................... 37,500    785,250
                                                                ----------
                                                                 3,441,707
                                                                ----------
      Chemicals-Plastics -- 0.2%
        Landec Corp.+................................... 66,200    869,868
        Spartech Corp...................................  1,900     25,954
                                                                ----------
                                                                   895,822
                                                                ----------
      Chemicals-Specialty -- 1.4%
        Arch Chemicals, Inc............................. 17,200    707,780
        ICO, Inc.+...................................... 37,800    410,130
        Methanex Corp................................... 23,017    684,986
        Penford Corp.................................... 11,900    287,980
        Quaker Chemical Corp............................ 13,400    291,852
        Sensient Technologies Corp...................... 25,000    691,750
        Symyx Technologies, Inc.+#......................  6,600     50,556
        Terra Industries, Inc.+#........................ 79,810  3,015,222
                                                                ----------
                                                                 6,140,256
                                                                ----------
      Coal -- 0.5%
        Foundation Coal Holdings, Inc................... 17,500    795,200
        Massey Energy Co................................ 32,293  1,096,347
        Westmoreland Coal Co.+..........................  5,200     83,980
                                                                ----------
                                                                 1,975,527
                                                                ----------
      Coffee -- 0.2%
        Green Mountain Coffee Roasters, Inc.+........... 20,400    665,448
                                                                ----------
      Commerce -- 0.1%
        Ariba, Inc.+#................................... 32,300    383,401
                                                                ----------
      Commercial Services -- 1.0%
        CPI Corp.#...................................... 26,038    722,815
        HMS Holdings Corp.+............................. 20,100    624,105
        PeopleSupport, Inc.+............................ 13,600    191,080
        Pre - Paid Legal Services, Inc.+#............... 20,169  1,008,652
        Quanta Services, Inc.+#.........................  9,417    257,837
        Standard Parking Corp.+.........................  6,731    312,117
        Team, Inc.+..................................... 18,000    537,840
        TeleTech Holdings, Inc.+........................ 25,200    521,892
                                                                ----------
                                                                 4,176,338
                                                                ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Commercial Services - Finance -- 0.7%
      Bankrate, Inc.+#..................................   8,100 $  317,034
      Deluxe Corp.......................................  73,483  2,321,328
      Heartland Payment Systems, Inc.#..................   7,400    238,872
      PRG - Schultz International, Inc.+................  25,435    237,817
                                                                 ----------
                                                                  3,115,051
                                                                 ----------
    Communications Software -- 0.1%
      Captaris, Inc.+...................................  42,200    171,332
      Digi International, Inc.+.........................  17,400    267,612
                                                                 ----------
                                                                    438,944
                                                                 ----------
    Computer Aided Design -- 0.3%
      Ansys, Inc.+......................................  28,529  1,108,637
                                                                 ----------
    Computer Services -- 0.9%
      3PAR, Inc.+.......................................   2,200     31,152
      CGI Group, Inc., Class A+.........................  12,271    139,644
      CIBER, Inc.+#.....................................  17,400    118,668
      COMSYS IT Partners, Inc.+.........................  66,309    885,225
      FactSet Research Systems, Inc.#...................  16,243  1,018,111
      Furmanite Corp.+..................................  46,900    484,477
      Manhattan Associates, Inc.+.......................  24,300    659,259
      SYKES Enterprises, Inc.+..........................  34,400    635,024
                                                                 ----------
                                                                  3,971,560
                                                                 ----------
    Computers -- 0.1%
      Palm, Inc.#.......................................  52,900    368,713
                                                                 ----------
    Computers - Integrated Systems -- 0.9%
      3D Systems Corp.+#................................  13,100    230,167
      Catapult Communications Corp.+#...................   8,100     58,725
      Cray, Inc.+.......................................  23,400    136,422
      Integral Systems, Inc#............................  14,973    373,277
      Jack Henry & Associates, Inc......................  42,000  1,123,920
      MICROS Systems, Inc.+.............................  13,504    974,178
      MTS Systems Corp..................................  12,000    491,880
      NetScout Systems, Inc.+...........................  31,500    382,725
      Radiant Systems, Inc.+............................  23,700    378,489
                                                                 ----------
                                                                  4,149,783
                                                                 ----------
    Computers - Memory Devices -- 0.3%
      Quantum Corp.+#...................................  59,351    188,143
      Western Digital Corp.+............................  28,877    797,871
      Xyratex, Ltd.+....................................  16,600    244,684
                                                                 ----------
                                                                  1,230,698
                                                                 ----------
    Computers - Periphery Equipment -- 0.7%
      Immersion Corp.+#................................. 178,189  2,339,622
      Sigma Designs, Inc.+..............................   6,728    437,454
      Synaptics, Inc.+#.................................   3,600    199,944
                                                                 ----------
                                                                  2,977,020
                                                                 ----------
    Consulting Services -- 0.9%
      Diamond Management & Technology Consultants, Inc..  45,200    335,836
      First Consulting Group, Inc.+.....................   4,379     56,051
      Forrester Research, Inc.+.........................  28,700    751,366
      Hewitt Associates Inc., Class A+..................  10,086    378,225
      LECG Corp.+.......................................  17,800    282,308
      Watson Wyatt Worldwide, Inc., Class A.............  45,609  2,100,295
                                                                 ----------
                                                                  3,904,081
                                                                 ----------
    Consumer Products - Misc. -- 1.4%
      American Greetings Corp., Class A#................  49,301  1,146,741
      Fossil, Inc.+.....................................  60,169  2,607,724
      Helen of Troy, Ltd.+#.............................   7,591    137,625

                                                               Value
                     Security Description             Shares  (Note 2)

         --------------------------------------------------------------
         Consumer Products - Misc. (continued)
           Jarden Corp.+#............................ 10,200 $  268,872
           Russ Berrie & Co., Inc.+.................. 16,600    275,560
           Tupperware Brands Corp.................... 45,869  1,599,911
                                                             ----------
                                                              6,036,433
                                                             ----------
         Containers - Metal/Glass -- 0.1%
           Crown Holdings, Inc.+..................... 12,695    325,754
                                                             ----------
         Containers-Paper/Plastic -- 0.4%
           AEP Industries, Inc.+#....................  5,694    194,792
           Chesapeake Corp.#......................... 10,000     61,000
           Pactiv Corp.+............................. 67,188  1,706,575
                                                             ----------
                                                              1,962,367
                                                             ----------
         Data Processing/Management -- 0.4%
           Acxiom Corp............................... 76,944    947,950
           FalconStor Software, Inc.+................  8,000     96,880
           Global Payments, Inc...................... 15,800    682,876
                                                             ----------
                                                              1,727,706
                                                             ----------
         Decision Support Software -- 0.7%
           DemandTec, Inc.+..........................  8,700    142,767
           Interactive Intelligence, Inc.+........... 21,900    571,152
           SPSS, Inc.+#.............................. 54,532  1,970,787
           Wind River Systems, Inc.+................. 16,200    165,402
                                                             ----------
                                                              2,850,108
                                                             ----------
         Diagnostic Kits -- 0.3%
           Idexx Laboratories, Inc.+................. 22,704  1,373,592
                                                             ----------
         Direct Marketing -- 0.0%
           ValueVision Media, Inc., Class A+#........ 23,400    153,972
                                                             ----------
         Disposable Medical Products -- 0.1%
           Rochester Medical Corp.+.................. 18,200    232,050
           Volcano Corp.+............................ 12,800    187,008
                                                             ----------
                                                                419,058
                                                             ----------
         Distribution/Wholesale -- 0.4%
           Bell Microproducts, Inc.+................. 45,000    252,000
           Navarre Corp.+............................ 62,000    130,820
           NuCo2, Inc.+#............................. 12,600    347,508
           Pool Corp.#............................... 11,611    247,547
           Tech Data Corp.+..........................  8,095    304,453
           United Stationers, Inc.+..................  9,400    476,204
                                                             ----------
                                                              1,758,532
                                                             ----------
         Diversified Manufacturing Operations -- 2.1%
           A.O. Smith Corp.#......................... 23,800    842,282
           Actuant Corp., Class A#................... 31,200    988,104
           EnPro Industries, Inc.+................... 30,345    928,557
           ESCO Technologies, Inc.+#................. 20,700    765,486
           GenTek, Inc.+.............................  9,100    273,000
           Harsco Corp............................... 17,500  1,051,225
           Koppers Holdings, Inc..................... 19,828    762,188
           LSB Industries, Inc.+..................... 20,800    471,744
           Matthews International Corp., Class A..... 19,200    847,488
           Teleflex, Inc............................. 34,338  2,071,612
                                                             ----------
                                                              9,001,686
                                                             ----------
         Diversified Minerals -- 0.1%
           AMCOL International Corp.#................  7,934    301,333
                                                             ----------
         Drug Delivery Systems -- 0.1%
           Alkermes, Inc.+........................... 13,200    188,232
           Nastech Pharmaceutical Co., Inc.+......... 16,400     62,320
                                                             ----------
                                                                250,552
                                                             ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       E-Commerce/Products -- 0.1%
         Blue Nile, Inc.+#...........................   2,943 $  217,223
         drugstore.com, Inc.+........................  38,237    117,005
         FTD Group, Inc..............................  13,538    181,409
         Overstock.com, Inc.+#.......................   1,400     32,438
                                                              ----------
                                                                 548,075
                                                              ----------
       E-Commerce/Services -- 0.9%
         Napster, Inc.+..............................  57,500    159,850
         priceline.com, Inc.+#.......................  34,850  3,965,930
                                                              ----------
                                                               4,125,780
                                                              ----------
       E-Marketing/Info -- 0.1%
         Digital River, Inc.+#.......................  10,800    417,636
                                                              ----------
       E-Services/Consulting -- 0.2%
         Keynote Systems, Inc.+......................  24,600    338,496
         RightNow Technologies, Inc.+#...............  18,500    335,775
         Websense, Inc.+#............................  10,700    174,838
                                                              ----------
                                                                 849,109
                                                              ----------
       Educational Software -- 0.0%
         INVESTools, Inc.+...........................   7,100    109,695
                                                              ----------
       Electric Products - Misc. -- 0.8%
         GrafTech International, Ltd.+............... 205,752  3,306,435
                                                              ----------
       Electric - Distribution -- 0.0%
         EnerNOC, Inc.+#.............................   2,300    105,271
                                                              ----------
       Electric - Integrated -- 2.0%
         Allete, Inc.#...............................   3,736    153,027
         Black Hills Corp.#..........................   5,500    229,130
         Central Vermont Public Service Corp.........  10,300    284,898
         Cleco Corp..................................  10,800    301,752
         El Paso Electric Co.+....................... 157,458  4,048,245
         OGE Energy Corp.............................   8,000    284,800
         Pike Electric Corp.+#.......................   6,200     98,580
         PNM Resources, Inc.#........................  11,100    246,198
         Portland General Electric Co................  28,100    752,237
         The Empire District Electric Co.............  14,500    334,080
         Unisource Energy Corp.......................  61,671  1,907,484
         Westar Energy, Inc.#........................   5,400    139,914
                                                              ----------
                                                               8,780,345
                                                              ----------
       Electronic Components - Misc. -- 0.5%
         Cubic Corp.#................................  30,608  1,208,404
         Methode Electronics, Inc....................  74,234    894,520
         Stoneridge, Inc.+...........................   7,570     62,982
                                                              ----------
                                                               2,165,906
                                                              ----------
       Electronic Components - Semiconductors -- 1.4%
         Advanced Analogic Technologies, Inc.+#......  47,688    513,600
         Amkor Technology, Inc.+#....................   7,651     63,044
         Conexant Systems, Inc.+#.................... 231,400    256,854
         Diodes, Inc.+#..............................  22,650    666,363
         IPG Photonics Corp.+........................   2,800     56,980
         Kopin Corp.+................................   4,620     16,632
         Lattice Semiconductor Corp.+#...............  36,400    122,304
         Leadis Technology, Inc.+....................  56,800    157,904
         Microtune, Inc.+............................  51,100    265,720
         Mindspeed Technologies, Inc.+............... 155,100    217,140
         MIPS Technologies, Inc.+....................  37,000    210,160
         ON Semiconductor Corp.+#.................... 245,000  2,251,550
         Pixelworks, Inc.+...........................  85,000     73,950
         Semtech Corp.+..............................  24,900    379,974
         Silicon Laboratories, Inc.+.................  13,100    486,534
         Virage Logic Corp.+#........................   5,700     47,709

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Electronic Components - Semiconductors -- 1.4%
         Volterra Semiconductor Corp.+#..............   9,600 $  118,848
         Zarlink Semiconductor, Inc.+................  52,100     37,773
                                                              ----------
                                                               5,943,039
                                                              ----------
       Electronic Design Automation -- 0.4%
         Ansoft Corp.+...............................  10,100    293,001
         Comtech Group, Inc.+#.......................  13,900    246,586
         Magma Design Automation, Inc.+#.............  18,007    240,574
         Synopsys, Inc.+.............................  22,140    544,865
         Synplicity, Inc.+...........................  39,400    224,186
                                                              ----------
                                                               1,549,212
                                                              ----------
       Electronic Measurement Instruments -- 1.4%
         Analogic Corp...............................  20,003  1,076,561
         Axsys Technologies, Inc.+...................  16,335    690,971
         CyberOptics Corp.+..........................  18,900    230,391
         FLIR Systems, Inc.+.........................   9,880    679,052
         Itron, Inc.+#...............................  11,920    924,396
         Measurement Specialties, Inc.+#.............     800     19,688
         National Instruments Corp...................   7,900    263,623
         Orbotech, Ltd.+.............................  11,500    176,755
         Trimble Navigation, Ltd.+...................  45,487  1,686,203
         Zygo Corp.+.................................  18,100    204,349
                                                              ----------
                                                               5,951,989
                                                              ----------
       Electronic Security Devices -- 0.2%
         American Science and Engineering, Inc.#.....   6,600    381,810
         LoJack Corp.+#..............................  20,510    359,130
         Vicon Industries, Inc.+.....................  21,026    200,378
                                                              ----------
                                                                 941,318
                                                              ----------
       Energy - Alternate Sources -- 0.3%
         FuelCell Energy, Inc.+#.....................  60,800    551,456
         Headwaters, Inc.+#..........................  20,800    249,600
         Plug Power, Inc.+........................... 116,900    423,178
                                                              ----------
                                                               1,224,234
                                                              ----------
       Engineering/R&D Services -- 1.1%
         EMCOR Group, Inc.+.......................... 111,835  2,979,284
         Michael Baker Corp.+........................  19,902    695,177
         Shaw Group, Inc.+...........................  17,074  1,082,833
                                                              ----------
                                                               4,757,294
                                                              ----------
       Enterprise Software/Service -- 1.1%
         American Software, Inc., Class A............  37,400    268,906
         JDA Software Group, Inc.+...................   8,629    180,691
         ManTech International Corp., Class A+.......   3,715    143,733
         Omnicell, Inc.+.............................  38,043  1,003,194
         Open Text Corp.+#...........................  16,600    545,808
         PROS Holdings, Inc.+........................   3,900     67,080
         Salary.Com, Inc.+...........................   7,500    100,500
         Sybase, Inc.+...............................  97,276  2,494,157
         SYNNEX Corp.+#..............................   4,400     90,904
                                                              ----------
                                                               4,894,973
                                                              ----------
       Entertainment Software -- 0.1%
         Glu Mobile, Inc.+...........................   3,000     16,380
         THQ, Inc.+#.................................  20,100    491,445
                                                              ----------
                                                                 507,825
                                                              ----------
       Finance - Auto Loans -- 0.0%
         Consumer Portfolio Services+................  47,000    155,570
                                                              ----------
       Finance - Consumer Loans -- 0.2%
         Encore Capital Group, Inc.+.................  26,400    271,128
         Ocwen Financial Corp.+#..................... 127,116    711,850
                                                              ----------
                                                                 982,978
                                                              ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Finance - Credit Card -- 0.1%
           Advanta Corp., Class B#..................  39,921 $  399,609
                                                             ----------
         Finance - Investment Banker/Broker -- 1.0%
           Greenhill & Co., Inc.#...................   9,400    679,526
           Investment Technology Group, Inc.+.......  14,779    675,105
           Knight Capital Group, Inc., Class A+.....  39,900    532,665
           optionsXpress Holdings, Inc.#............  12,500    380,125
           Penson Worldwide, Inc.+#.................  17,900    274,407
           Piper Jaffray Cos., Inc.+#...............  11,400    528,048
           SWS Group, Inc.#......................... 103,040  1,397,222
                                                             ----------
                                                              4,467,098
                                                             ----------
         Finance - Leasing Companies -- 0.1%
           Financial Federal Corp.#.................  15,500    342,395
           Marlin Business Services, Corp.+.........  12,000    162,000
                                                             ----------
                                                                504,395
                                                             ----------
         Finance - Mortgage Loan/Banker -- 0.1%
           Federal Agricultural Mtg. Corp., Class C.   9,600    261,216
                                                             ----------
         Finance - Other Services -- 0.1%
           MarketAxess Holdings, Inc.+#.............  15,200    218,272
                                                             ----------
         Financial Guarantee Insurance -- 0.2%
           Assured Guaranty, Ltd....................  21,800    492,026
           Radian Group, Inc.#......................  12,500    141,750
           Security Capital Assurance, Ltd.#........  11,500     81,420
                                                             ----------
                                                                715,196
                                                             ----------
         Firearms & Ammunition -- 0.2%
           Sturm Ruger & Co., Inc.+#................  79,848    738,594
                                                             ----------
         Food - Baking -- 0.1%
           Flowers Foods, Inc.......................  22,900    531,967
                                                             ----------
         Food - Canned -- 0.1%
           Seneca Foods Corp., Class A+.............   5,800    149,060
           Seneca Foods Corp., Class B+.............   2,700     69,660
                                                             ----------
                                                                218,720
                                                             ----------
         Food - Confectionery -- 0.1%
           The J. M. Smucker Co.....................   6,725    330,399
                                                             ----------
         Food - Misc. -- 0.6%
           Cal-Maine Foods, Inc.#...................   7,484    184,331
           Corn Products International, Inc.........  29,112  1,144,975
           M&F Worldwide Corp.+.....................  16,700    857,879
           Ralcorp Holdings, Inc.+..................   9,909    608,313
                                                             ----------
                                                              2,795,498
                                                             ----------
         Food - Retail -- 0.1%
           Village Super Market, Class A............   5,400    289,386
                                                             ----------
         Food - Wholesale/Distribution -- 0.4%
           Fresh Del Monte Produce, Inc.+#..........  18,809    581,574
           Performance Food Group Co.+..............  10,200    282,438
           Spartan Stores, Inc.#....................  34,248    770,580
                                                             ----------
                                                              1,634,592
                                                             ----------
         Footwear & Related Apparel -- 0.3%
           Deckers Outdoor Corp.+#..................   9,436  1,360,388
                                                             ----------
         Gambling (Non-Hotel) -- 0.0%
           Lakes Entertainment, Inc.+#..............  32,600    216,464
                                                             ----------
         Garden Products -- 0.2%
           Toro Co..................................  17,800    990,570
                                                             ----------
         Gas - Distribution -- 1.5%
           AGL Resources, Inc.......................   7,574    280,844
           Energen Corp.............................  42,153  2,686,832

                                                              Value
                    Security Description             Shares  (Note 2)

         -------------------------------------------------------------
         Gas - Distribution (continued)
           EnergySouth, Inc.........................  7,400 $  409,072
           Northwest Natural Gas Co.#............... 42,595  2,043,282
           Piedmont Natural Gas, Inc.#..............  7,300    190,092
           Southwest Gas Corp....................... 18,000    520,560
           UGI Corp.................................  8,638    228,389
           WGL Holdings, Inc........................  3,800    125,552
                                                            ----------
                                                             6,484,623
                                                            ----------
         Hazardous Waste Disposal -- 0.0%
           Energy Solutions, Inc.+..................  4,600    109,572
                                                            ----------
         Health Care Cost Containment -- 0.1%
           Healthspring, Inc.+#..................... 15,897    300,453
                                                            ----------
         Heart Monitors -- 0.0%
           Arrhythmia Research Technology+.......... 13,800    113,712
                                                            ----------
         Home Furnishings -- 0.1%
           American Woodmark Corp.#.................  8,200    158,834
           Tempur-Pedic International, Inc.#........  3,445    102,282
                                                            ----------
                                                               261,116
                                                            ----------
         Hospital Beds/Equipment -- 0.6%
           Kinetic Concepts, Inc.+.................. 41,687  2,444,526
                                                            ----------
         Hotels/Motels -- 0.2%
           Choice Hotels International, Inc......... 10,714    371,240
           Interstate Hotels & Resorts, Inc.+....... 69,966    326,741
           Red Lion Hotels Corp.+................... 23,700    227,520
                                                            ----------
                                                               925,501
                                                            ----------
         Housewares -- 0.1%
           Libbey, Inc.............................. 20,600    319,506
                                                            ----------
         Human Resources -- 0.7%
           Heidrick & Struggles International, Inc.. 22,579    818,940
           Hudson Highland Group, Inc.+............. 18,100    161,271
           Kforce, Inc.+............................ 15,400    167,090
           Korn/Ferry International+................ 33,300    573,759
           MPS Group, Inc.+......................... 51,500    571,650
           On Assignment, Inc.+..................... 26,200    167,418
           Resources Connection, Inc................ 21,500    443,330
           Spherion Corp.+.......................... 40,800    317,424
                                                            ----------
                                                             3,220,882
                                                            ----------
         Identification Systems -- 0.2%
           Checkpoint Systems, Inc.+................ 38,007    903,046
           Cogent, Inc.+#...........................  5,900     65,490
                                                            ----------
                                                               968,536
                                                            ----------
         Industrial Audio & Video Products -- 0.3%
           Dolby Laboratories, Inc., Class A+....... 25,714  1,291,871
                                                            ----------
         Industrial Automated/Robotic -- 0.0%
           Intermec, Inc.+#.........................  7,000    150,290
                                                            ----------
         Instruments - Controls -- 0.6%
           Mettler Toledo International, Inc.+...... 22,162  2,578,770
           Woodward Governor Co.#...................  3,300    226,182
                                                            ----------
                                                             2,804,952
                                                            ----------
         Instruments - Scientific -- 0.6%
           FEI Co.+#................................ 20,400    508,164
           Varian, Inc.+............................ 28,672  2,008,474
                                                            ----------
                                                             2,516,638
                                                            ----------
         Insurance Brokers -- 0.2%
           eHealth, Inc.+...........................  1,600     49,584
           Life Partners Holdings, Inc.............. 29,500  1,041,350
                                                            ----------
                                                             1,090,934
                                                            ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance - Life/Health -- 0.5%
          Reinsurance Group of America, Inc.........  30,003 $1,623,462
          The Phoenix Cos., Inc.....................  55,000    661,100
                                                             ----------
                                                              2,284,562
                                                             ----------
        Insurance - Multi - line -- 0.3%
          American Financial Group, Inc.#...........  32,130    938,839
          Citizens, Inc.+...........................  44,200    289,952
                                                             ----------
                                                              1,228,791
                                                             ----------
        Insurance - Property/Casualty -- 0.8%
          American Physicians Capital, Inc..........  19,600    822,416
          American Safety Insurance Holdings, Ltd.+.   6,671    122,613
          Amtrust Financial Services, Inc...........   7,300     92,710
          Employers Holdings, Inc...................   9,800    174,342
          Infinity Property & Casualty Corp.#.......  14,400    562,896
          Markel Corp.+.............................   1,500    723,225
          Meadowbrook Insurance Group, Inc.+........  22,200    204,018
          Mercer Insurance Group Inc................   9,700    171,787
          Procentury Corp...........................  15,100    212,457
          Selective Insurance Group, Inc.#..........  12,000    283,080
                                                             ----------
                                                              3,369,544
                                                             ----------
        Insurance - Reinsurance -- 1.2%
          Aspen Insurance Holdings, Ltd.............  95,351  2,746,109
          Endurance Specialty Holdings, Ltd.........  58,554  2,364,996
          Odyssey Re Holdings Corp.#................   5,000    192,700
                                                             ----------
                                                              5,303,805
                                                             ----------
        Internet Application Software -- 0.3%
          DealerTrack Holdings, Inc.+...............   7,400    314,796
          Interwoven, Inc.+.........................  17,400    213,672
          Motive, Inc.+#............................  31,900     57,420
          RealNetworks, Inc.+#......................  39,200    241,864
          Vignette Corp.+...........................  41,500    638,270
                                                             ----------
                                                              1,466,022
                                                             ----------
        Internet Connectivity Services -- 0.1%
          Cogent Communications Group, Inc.+........  11,300    234,814
                                                             ----------
        Internet Content - Information/News -- 0.3%
          CNET Networks, Inc.+#.....................  38,700    293,346
          Harris Interactive, Inc.+.................  83,400    349,446
          The Knot, Inc.+#..........................  12,500    165,000
          TheStreet.com, Inc........................  23,900    293,970
                                                             ----------
                                                              1,101,762
                                                             ----------
        Internet Financial Services -- 0.1%
          Online Resources Corp.+...................  28,600    268,840
                                                             ----------
        Internet Infrastructure Equipment -- 0.0%
          Network Engines, Inc.+.................... 128,600    210,904
                                                             ----------
        Internet Infrastructure Software -- 0.2%
          Chordiant Software, Inc.+.................  80,686    809,281
                                                             ----------
        Internet Security -- 0.4%
          Actividentity Corp.+......................  59,000    240,130
          Blue Coat Systems, Inc.+..................  37,215  1,347,555
          Sourcefire, Inc.+.........................   7,600     61,636
                                                             ----------
                                                              1,649,321
                                                             ----------
        Intimate Apparel -- 0.4%
          The Warnaco Group, Inc.+..................  43,844  1,617,844
                                                             ----------
        Investment Companies -- 0.1%
          Apollo Investment Corp....................  17,100    302,841
                                                             ----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Investment Management/Advisor Services -- 0.5%
         Affiliated Managers Group, Inc.+#...........   7,800 $  969,150
         Calamos Asset Management, Inc., Class A.....  21,030    622,698
         National Financial Partners Corp.#..........   2,700    122,580
         U.S. Global Investors, Inc., Class A........  20,200    332,694
                                                              ----------
                                                               2,047,122
                                                              ----------
       Lasers - System/Components -- 0.1%
         Cymer, Inc.+................................   8,200    336,774
         Newport Corp.+#.............................  12,700    168,402
                                                              ----------
                                                                 505,176
                                                              ----------
       Leisure Products -- 0.1%
         Brunswick Corp.#............................  14,000    285,460
         GameTech International, Inc.+...............  30,200    234,654
         Multimedia Games, Inc.+.....................     300      2,382
                                                              ----------
                                                                 522,496
                                                              ----------
       Linen Supply & Related Items -- 0.2%
         Angelica Corp.#.............................   8,400    145,572
         G&K Services, Inc., Class A#................  13,000    528,710
                                                              ----------
                                                                 674,282
                                                              ----------
       Machine Tools & Related Products -- 0.1%
         K - Tron International, Inc.+...............   2,400    273,600
                                                              ----------
       Machinery - Electrical -- 0.3%
         Baldor Electric Co..........................  25,300    853,875
         Regal - Beloit Corp.........................   7,200    338,976
                                                              ----------
                                                               1,192,851
                                                              ----------
       Machinery - General Industrial -- 1.3%
         Applied Industrial Technologies, Inc........  51,250  1,548,262
         Hirsch International Corp., Class A+........  75,700    156,699
         IDEX Corp...................................  13,900    496,230
         Intevac, Inc.+..............................  54,601    857,236
         Kadant, Inc.+...............................  10,100    297,546
         Robbins & Myers, Inc........................  18,310  1,254,235
         Twin Disc, Inc..............................   7,600    472,188
         Wabtec Corp.................................  14,300    485,342
                                                              ----------
                                                               5,567,738
                                                              ----------
       Machinery - Material Handling -- 0.0%
         Cascade Corp.#..............................   3,000    180,990
                                                              ----------
       Machinery - Pumps -- 0.1%
         Graco, Inc..................................  14,700    547,428
                                                              ----------
       Medical Imaging Systems -- 0.0%
         Vital Images, Inc.+#........................   9,600    173,184
                                                              ----------
       Medical Information Systems -- 0.0%
         Allscripts Healthcare Solutions, Inc.+#.....  11,200    198,128
                                                              ----------
       Medical Instruments -- 1.1%
         AngioDynamics, Inc.+#.......................   5,400    104,814
         ArthroCare Corp.+#..........................   1,733     93,807
         Bovie Medical Corp.+........................  32,900    211,547
         Bruker BioSciences Corp.+...................  76,700    712,543
         CONMED Corp.+...............................  55,096  1,370,789
         Edwards Lifesciences Corp.+.................   8,400    415,380
         ev3, Inc.+..................................   8,000    117,120
         Micrus Endovascular Corp.+#.................   7,600    139,156
         Natus Medical, Inc.+........................  18,100    305,347
         NuVasive, Inc.+.............................   7,200    306,504
         OrthoLogic Corp.+........................... 192,300    251,913
         Stereotaxis, Inc.+..........................  10,200    137,598
         Synergetics USA, Inc.+......................  31,361     90,633
         Thoratec Corp.+#............................  21,000    411,390
         Vascular Solutions, Inc.+...................  29,900    200,031
                                                              ----------
                                                               4,868,572
                                                              ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 2)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Medical Laser Systems -- 0.0%
            Cynosure, Inc. Class A+#...............  2,700 $    80,163
                                                           -----------
          Medical Products -- 1.0%
            Cantel Medical Corp.+.................. 21,600     382,104
            Hanger Orthopedic Group, Inc.+......... 26,100     273,006
            Henry Schein, Inc.+.................... 14,300     845,845
            Lifecore Biomedical, Inc.+............. 22,000     269,720
            NMT Medical, Inc.+..................... 16,200      81,324
            Northstar Neuroscience, Inc.+#.........  5,300      48,919
            NxStage Medical, Inc.+#................ 12,900     165,894
            Osteotech, Inc.+....................... 46,600     383,052
            Sonic Innovations, Inc.+............... 41,500     345,695
            Span - America Medical Systems, Inc.... 12,500     149,250
            Synovis Life Technologies, Inc.+....... 17,457     328,366
            TomoTherapy, Inc.+#.................... 14,100     262,260
            Vnus Medical Technologies, Inc.+....... 23,800     334,866
            West Pharmaceutical Services, Inc.#....  6,800     255,476
            Wright Medical Group, Inc.+............ 13,300     358,834
                                                           -----------
                                                             4,484,611
                                                           -----------
          Medical Sterilization Products -- 0.2%
            STERIS Corp............................ 27,500     768,900
                                                           -----------
          Medical - Biomedical/Gene -- 2.5%
            Alexion Pharmaceuticals, Inc.+.........  5,000     363,600
            Bio - Rad Laboratories, Inc., Class A+.  8,220     829,480
            BioMimetic Therapeutics, Inc.+#........  2,300      28,037
            CryoLife, Inc.+........................ 34,400     246,992
            Cytokinetics, Inc.+#................... 42,200     205,092
            deCODE genetics, Inc.+#................ 15,700      67,824
            Exelixis, Inc.+........................ 17,200     150,156
            Geron Corp.+#.......................... 97,600     631,472
            GTx, Inc.+#............................ 42,900     616,473
            Harvard Bioscience, Inc.+.............. 61,600     261,184
            Immunogen, Inc.+....................... 63,900     306,720
            Incyte Corp.+.......................... 25,800     221,364
            Integra LifeSciences Holdings Corp.+#.. 17,900     741,955
            InterMune, Inc.+#...................... 12,500     203,000
            Invitrogen Corp.+...................... 26,950   2,614,420
            LifeCell Corp.+#....................... 18,400     746,120
            Martek Biosciences Corp.+#............. 10,400     268,944
            Maxygen, Inc.+.........................  5,900      44,663
            Myriad Genetics, Inc.+................. 13,300     641,060
            Seattle Genetics, Inc.+................ 52,300     574,777
            SuperGen, Inc.+........................ 57,200     241,956
            Tercica, Inc.+#........................ 12,000      79,680
            Third Wave Technologies, Inc.+......... 46,000     371,220
            Vertex Pharmaceuticals, Inc.+..........  9,511     241,484
            Vical, Inc.+........................... 48,985     224,351
                                                           -----------
                                                            10,922,024
                                                           -----------
          Medical - Drugs -- 1.8%
            Acadia Pharmaceuticals, Inc.+#.........  9,000     102,060
            Cadence Pharmaceuticals, Inc.+#........  4,500      60,570
            Cephalon, Inc.+#.......................  4,500     337,140
            CollaGenex Pharmaceuticals, Inc.+...... 19,300     153,628
            Cubist Pharmaceuticals, Inc.+#......... 61,739   1,311,337
            Indevus Pharmaceuticals, Inc.+......... 41,900     313,831
            King Pharmaceuticals, Inc.+............ 82,931     878,239
            MAP Pharmaceuticals, Inc.+.............  1,800      24,498
            Medicis Pharmaceutical Corp., Class A#. 17,000     457,300
            OSI Pharmaceuticals, Inc.+............. 54,615   2,546,698
            Pharmasset, Inc.+#.....................  7,300      97,820
            Rigel Pharmaceuticals, Inc.+#.......... 37,500     268,500

                                                               Value
                    Security Description             Shares   (Note 2)

         --------------------------------------------------------------
         Medical - Drugs (continued)
           Sciele Pharma, Inc.+.....................  29,400 $  656,208
           XenoPort, Inc.+#.........................  14,504    762,765
                                                             ----------
                                                              7,970,594
                                                             ----------
         Medical - Generic Drugs -- 0.4%
           Watson Pharmaceuticals, Inc.+............  59,318  1,738,611
                                                             ----------
         Medical - HMO -- 1.3%
           AMERIGROUP Corp.+........................  57,342  1,970,844
           Centene Corp.+...........................  53,881  1,347,025
           Molina Healthcare, Inc.+#................  46,642  1,748,609
           WellCare Health Plans, Inc.+.............  16,974    660,458
                                                             ----------
                                                              5,726,936
                                                             ----------
         Medical - Hospitals -- 0.1%
           LifePoint Hospitals, Inc.+...............  17,700    560,028
                                                             ----------
         Medical - Nursing Homes -- 0.1%
           Advocat, Inc.+...........................  13,000    145,730
           Skilled Healthcare Group, Inc. Class A+..   9,200    139,380
                                                             ----------
                                                                285,110
                                                             ----------
         Medical - Outpatient/Home Medical -- 0.7%
           Air Methods Corp.+.......................  19,544  1,028,992
           Apria Healthcare Group, Inc.+............ 103,467  2,242,130
                                                             ----------
                                                              3,271,122
                                                             ----------
         Metal Processors & Fabrication -- 0.5%
           Ampco - Pittsburgh Corp..................   8,100    285,282
           Haynes International, Inc.+..............   4,500    380,295
           LB Foster Co., Class A+..................  22,800  1,044,468
           Mueller Industries, Inc..................   3,961    119,741
           RBC Bearings, Inc.+......................  14,200    522,276
                                                             ----------
                                                              2,352,062
                                                             ----------
         Metal - Aluminum -- 0.1%
           Kaiser Aluminum Corp.....................   3,400    241,876
                                                             ----------
         Metal - Diversified -- 0.4%
           Hecla Mining Co.+#....................... 140,712  1,650,552
                                                             ----------
         Metal - Iron -- 0.1%
           Mesabi Trust.............................  13,000    274,300
                                                             ----------
         Mining -- 0.1%
           Allied Nevada Gold Corp.+................  19,293    129,263
           Lihir Gold, Ltd.+(3).....................  52,100    175,701
           Vista Gold Corp.+........................  24,300    123,930
                                                             ----------
                                                                428,894
                                                             ----------
         Miscellaneous Manufacturing -- 0.2%
           AptarGroup, Inc..........................  18,599    785,064
                                                             ----------
         Motion Pictures & Services -- 0.3%
           Dreamworks Animation SKG, Inc., Class A+.  45,006  1,183,658
                                                             ----------
         MRI/Medical Diagnostic Imaging -- 0.1%
           Nighthawk Radiology Holdings, Inc.+#.....  12,400    262,136
           RadNet, Inc.+............................  42,600    400,440
                                                             ----------
                                                                662,576
                                                             ----------
         Multimedia -- 0.1%
           Belo Corp., Class A......................  22,100    365,976
           Corus Entertainment, Inc., Class B.......   1,698     83,474
           WPT Enterprises, Inc.+...................  55,500    119,880
                                                             ----------
                                                                569,330
                                                             ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Music -- 0.1%
        Steinway Musical Instruments, Inc.............   9,000 $  254,250
                                                               ----------
      Networking Products -- 0.2%
        Acme Packet, Inc.+#...........................   3,300     40,590
        Anixter International, Inc.+#.................   3,400    219,300
        Atheros Communications, Inc.+#................   7,300    215,277
        Avici Systems, Inc............................  28,700    213,241
        BigBand Networks, Inc.+#......................   3,800     22,762
        Ixia+.........................................  13,000    134,290
                                                               ----------
                                                                  845,460
                                                               ----------
      Non - Ferrous Metals -- 0.0%
        USEC, Inc.+#..................................  19,300    158,453
                                                               ----------
      Non - Hazardous Waste Disposal -- 0.2%
        Waste Connections, Inc.+......................  20,900    665,247
        Waste Industries USA, Inc.#...................   2,931     99,068
                                                               ----------
                                                                  764,315
                                                               ----------
      Office Automation & Equipment -- 0.2%
        IKON Office Solutions, Inc.#..................  63,200    798,216
                                                               ----------
      Office Furnishings - Original -- 0.3%
        Knoll, Inc....................................  80,019  1,398,732
                                                               ----------
      Oil & Gas Drilling -- 0.3%
        Atlas America, Inc.#..........................  11,600    658,648
        Grey Wolf, Inc.+#............................. 116,100    589,788
                                                               ----------
                                                                1,248,436
                                                               ----------
      Oil Companies - Exploration & Production -- 2.0%
        American Oil And Gas, Inc.+...................  56,800    365,792
        ATP Oil & Gas Corp.+..........................   2,800    124,824
        Barnwell Industries, Inc......................  13,200    181,632
        Bill Barrett Corp.+#..........................  19,000    733,400
        Bois d'Arc Energy, Inc.+......................   7,401    145,060
        Brigham Exploration Co.+......................  50,600    349,646
        Clayton Williams Energy, Inc.+................  12,400    356,624
        Concho Resources, Inc.+#......................  10,600    199,916
        FieldPoint Petroleum Corp.+...................  86,200     99,992
        Forest Oil Corp.+#............................  22,300  1,049,884
        FX Energy, Inc.+..............................  40,500    301,320
        GeoMet, Inc.+.................................  25,000    121,500
        Mariner Energy, Inc.+#........................  53,331  1,156,216
        McMoRan Exploration Co.+#.....................  43,400    510,384
        Meridian Resource Corp.+......................  82,200    143,028
        Rosetta Resources, Inc.+......................   6,100    111,630
        Stone Energy Corp.+...........................  29,501  1,333,445
        TransGlobe Energy Corp.+......................  52,300    269,345
        W&T Offshore, Inc.............................  49,981  1,319,498
                                                               ----------
                                                                8,873,136
                                                               ----------
      Oil Field Machinery & Equipment -- 0.4%
        Bolt Technology Corp.+........................  18,800    734,516
        Complete Production Services, Inc.+#..........   7,000    124,040
        Dril - Quip, Inc.+............................  10,657    601,268
        FMC Technologies, Inc.+.......................   3,600    200,088
                                                               ----------
                                                                1,659,912
                                                               ----------
      Oil Refining & Marketing -- 0.7%
        Frontier Oil Corp.............................   4,359    192,668
        Holly Corp....................................  23,359  1,131,743
        Tesoro Corp...................................  36,670  1,803,431
                                                               ----------
                                                                3,127,842
                                                               ----------
      Oil - Field Services -- 2.1%
        Exterran Holdings, Inc.+......................   7,070    565,883
        Helix Energy Solutions Group, Inc.+#..........  36,795  1,493,509

                                                              Value
                    Security Description            Shares   (Note 2)

          ------------------------------------------------------------
          Oil - Field Services (continued)
            Key Energy Services, Inc.+.............   3,300 $   44,220
            MarkWest Hydrocarbon, Inc.#............   1,300     79,690
            Matrix Service Co.+....................  18,900    493,101
            Oceaneering International, Inc.+.......  21,906  1,397,822
            Oil States International, Inc.+........  17,400    551,754
            SEACOR Holdings, Inc.+#................  12,700  1,150,239
            Trico Marine Services, Inc.+#..........  80,169  2,835,577
            Union Drilling, Inc.+#.................   4,800     60,960
            W-H Energy Services, Inc.+.............   6,700    338,350
                                                            ----------
                                                             9,011,105
                                                            ----------
          Paper & Related Products -- 0.8%
            Buckeye Technologies, Inc.+............ 100,110  1,429,571
            Potlatch Corp..........................   1,500     68,865
            Rock - Tenn Co., Class A...............  68,660  1,811,251
            Smurfit-Stone Container Corp.+.........  28,200    310,482
                                                            ----------
                                                             3,620,169
                                                            ----------
          Patient Monitoring Equipment -- 0.1%
            Masimo Corp.+..........................   1,900     70,224
            Somanetics Corp.+......................  12,400    248,124
                                                            ----------
                                                               318,348
                                                            ----------
          Pharmacy Services -- 0.1%
            HealthExtras, Inc.+....................  15,200    403,864
                                                            ----------
          Physicians Practice Management -- 0.4%
            American Dental Partners, Inc.+........  22,478    447,986
            I-Trax, Inc.+..........................  31,493    114,005
            Pediatrix Medical Group, Inc.+.........  18,509  1,196,792
                                                            ----------
                                                             1,758,783
                                                            ----------
          Power Converter/Supply Equipment -- 0.2%
            Advanced Energy Industries, Inc.+#.....  52,600    763,226
            SL Industries, Inc.+...................   5,586    122,892
                                                            ----------
                                                               886,118
                                                            ----------
          Printing - Commercial -- 0.1%
            Cenveo, Inc.+#.........................   7,200    148,032
            Multi-Color Corp.#.....................  12,250    292,775
                                                            ----------
                                                               440,807
                                                            ----------
          Publishing - Books -- 0.1%
            Scholastic Corp.+......................  17,415    613,705
                                                            ----------
          Racetrack -- 0.1%
            Dover Motorsports, Inc.................  58,800    399,840
                                                            ----------
          Radio -- 0.1%
            Entercom Communications Corp., Class A.   6,200    100,998
            Saga Communications, Inc., Class A+....  30,400    207,632
            Salem Communications Corp., Class A....  24,900    199,200
            Westwood One, Inc.#....................  24,057     45,949
                                                            ----------
                                                               553,779
                                                            ----------
          Real Estate Investment Trusts -- 2.9%
            Agree Reality Corp.#...................     756     22,718
            Ashford Hospitality Trust, Inc.........  71,000    549,540
            Capital Trust, Inc., Class A#..........  12,461    383,300
            Cousins Properties, Inc.#..............  16,500    392,205
            DiamondRock Hospitality Co.............   8,500    147,220
            EastGroup Properties, Inc.#............  12,100    558,173
            Equity Lifestyle Properties, Inc.......  46,219  2,144,099
            Essex Property Trust, Inc..............   1,500    155,610
            Extra Space Storage, Inc.#.............  46,000    655,960
            FelCor Lodging Trust, Inc..............  32,500    569,075
            First Industrial Realty Trust, Inc.#...   3,300    120,516

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Real Estate Investment Trusts (continued)
          Getty Realty Corp.#....................... 22,800 $   618,336
          Gramercy Capital Corp.#................... 83,565   1,987,176
          LaSalle Hotel Properties.................. 11,700     435,240
          Parkway Properties, Inc.#.................  5,900     233,463
          PS Business Parks, Inc....................  4,300     231,985
          Ramco-Gershenson Properties Trust......... 22,500     569,250
          Saul Centers, Inc.........................  2,500     142,725
          Taubman Centers, Inc...................... 44,235   2,367,900
          Washington Real Estate Investment Trust#.. 10,500     336,420
          Winthrop Realty Trust..................... 15,100      80,634
                                                            -----------
                                                             12,701,545
                                                            -----------
        Real Estate Management/Services -- 0.1%
          Housevalues, Inc.+........................ 71,600     244,872
          Jones Lang LaSalle, Inc.#.................  4,826     405,722
                                                            -----------
                                                                650,594
                                                            -----------
        Real Estate Operations & Development -- 0.2%
          Avatar Holdings, Inc.+#................... 18,865     821,759
          Stratus Properties, Inc.+.................  7,600     238,640
                                                            -----------
                                                              1,060,399
                                                            -----------
        Recreational Vehicles -- 0.5%
          Polaris Industries, Inc.#................. 46,454   2,116,444
                                                            -----------
        Recycling -- 0.1%
          Metal Management, Inc.....................  8,900     409,578
                                                            -----------
        Rental Auto/Equipment -- 0.1%
          Electro Rent Corp.........................  6,300      86,184
          H&E Equipment Services, Inc.+#............ 26,100     450,747
                                                            -----------
                                                                536,931
                                                            -----------
        Research & Development -- 0.2%
          Albany Molecular Research, Inc.+.......... 24,700     326,287
          Exponent, Inc.+........................... 12,800     356,480
          Senomyx, Inc.+#...........................  7,100      49,700
                                                            -----------
                                                                732,467
                                                            -----------
        Respiratory Products -- 0.5%
          ResMed, Inc.+#............................ 21,100     966,380
          Respironics, Inc.+........................ 28,930   1,425,092
                                                            -----------
                                                              2,391,472
                                                            -----------
        Retail - Apparel/Shoe -- 1.3%
          Aeropostale, Inc.+........................ 31,700     809,935
          AnnTaylor Stores Corp.+................... 22,150     674,468
          Cache, Inc.+.............................. 21,800     291,902
          Christopher & Banks Corp.#................ 12,700     204,724
          Dress Barn, Inc.+#........................ 97,131   1,373,432
          Hot Topic, Inc.+.......................... 21,000     132,510
          J Crew Group, Inc.+#......................  9,700     466,085
          Jos. A. Bank Clothiers, Inc.+#............ 17,817     461,282
          Men's Wearhouse, Inc...................... 20,262     699,444
          Tween Brands, Inc.+#...................... 15,200     382,736
          Under Armour, Inc., Class A+#.............  3,700     183,816
                                                            -----------
                                                              5,680,334
                                                            -----------
        Retail - Arts & Crafts -- 0.0%
          A.C. Moore Arts & Crafts, Inc.+#..........  4,900      77,763
                                                            -----------
          Retail-Automobile -- 0.1%.................
          Asbury Automotive Group, Inc.#............ 34,100     570,834
          Rush Enterprises, Inc., Class A+#.........  3,150      49,644
                                                            -----------
                                                                620,478
                                                            -----------

                                                              Value
                    Security Description             Shares  (Note 2)

          ------------------------------------------------------------
          Retail - Bookstore -- 0.1%
            Books-A-Million, Inc.................... 13,900 $  168,051
            Borders Group, Inc.#.................... 28,600    357,786
                                                            ----------
                                                               525,837
                                                            ----------
          Retail - Building Products -- 0.0%
            Lumber Liquidators, Inc.+...............  1,800     16,182
                                                            ----------
          Retail - Computer Equipment -- 0.5%
            PC Connection, Inc.+.................... 21,300    272,427
            PC Mall, Inc.+#......................... 65,417    711,083
            Systemax, Inc.#......................... 69,556  1,373,731
                                                            ----------
                                                             2,357,241
                                                            ----------
          Retail - Convenience Store -- 0.2%
            Casey's General Stores, Inc............. 19,500    565,500
            The Pantry, Inc.+#...................... 11,300    325,327
                                                            ----------
                                                               890,827
                                                            ----------
          Retail - Discount -- 0.6%
            Big Lots, Inc.+#........................ 92,156  1,720,552
            Dollar Tree Stores, Inc.+............... 27,783    796,261
                                                            ----------
                                                             2,516,813
                                                            ----------
          Retail - Drug Store -- 0.1%
            Allion Healthcare, Inc.+................ 61,200    358,632
                                                            ----------
          Retail - Fabric Store -- 0.1%
            Jo-Ann Stores, Inc.+#................... 16,691    274,734
                                                            ----------
          Retail - Jewelry -- 0.1%
            Zale Corp.+#............................ 17,000    304,130
                                                            ----------
          Retail - Leisure Products -- 0.1%
            MarineMax, Inc.+#....................... 34,700    567,345
                                                            ----------
          Retail - Mail Order -- 0.1%
            Sport Supply Group, Inc................. 27,600    281,520
            Zones, Inc.+............................ 24,200    233,288
                                                            ----------
                                                               514,808
                                                            ----------
          Retail - Perfume & Cosmetics -- 0.0%
            Ulta Salon Cosmetics & Fragrance, Inc.+.  1,200     30,888
                                                            ----------
          Retail - Restaurants -- 1.6%
            AFC Enterprises, Inc.+.................. 51,386    560,621
            BJ's Restaurants, Inc.+#................ 13,300    236,607
            CEC Entertainment, Inc.+................  6,250    178,125
            Chipotle Mexican Grill, Inc., Class A+#. 12,727  1,694,600
            Famous Dave's of America, Inc.+......... 16,700    231,128
            Jack in the Box, Inc.+.................. 29,400    880,530
            Kona Grill, Inc.+....................... 20,900    329,175
            Luby's, Inc.+........................... 25,300    276,529
            Panera Bread Co., Class A+#.............  8,100    324,567
            PF Chang's China Bistro, Inc.+#.........  5,600    143,304
            Red Robin Gourmet Burgers, Inc.+#....... 11,700    462,852
            Ruby Tuesday, Inc.#..................... 45,700    599,127
            Sonic Corp.+#........................... 26,962    657,873
            The Cheesecake Factory, Inc.+#.......... 18,300    426,207
                                                            ----------
                                                             7,001,245
                                                            ----------
          Retail - Sporting Goods -- 0.2%
            Hibbett Sports, Inc.+#.................. 13,100    280,602
            Zumiez, Inc.+#.......................... 18,300    508,740
                                                            ----------
                                                               789,342
                                                            ----------
          Retirement/Aged Care -- 0.3%
            Sunrise Senior Living, Inc.+#........... 38,100  1,195,959
                                                            ----------
            Rubber-Tires -- 0.1%....................
            Cooper Tire & Rubber Co................. 28,267    434,746
                                                            ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                     Security Description                   Shares  (Note 2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Satellite Telecom -- 0.0%
     GeoEye, Inc.+.........................................  4,818 $  152,827
                                                                   ----------
   Savings & Loans/Thrifts -- 1.0%
     Abington Bancorp, Inc................................. 28,640    253,750
     American Bancorp of New Jersey........................ 21,400    228,980
     Charter Financial Corp.#..............................  2,779    106,297
     Clifton Savings Bancorp, Inc.......................... 28,200    298,920
     First Niagara Financial Group, Inc.#.................. 46,300    575,509
     FirstFed Financial Corp.+#............................  4,600    161,092
     NewAlliance Bancshares, Inc.#......................... 22,400    288,960
     OceanFirst Financial Corp............................. 20,200    332,492
     Pacific Premier Bancorp, Inc.+........................ 20,800    194,688
     Rainier Pacific Financial Group, Inc.................. 13,600    201,416
     Rome Bancorp, Inc..................................... 19,500    227,175
     TierOne Corp.#........................................ 17,900    418,860
     Timberland Bancorp, Inc............................... 14,498    224,719
     United Financial Bancorp., Inc........................ 19,300    207,861
     United Western Bancorp, Inc...........................  7,612    159,928
     Westfield Financial, Inc.............................. 33,500    323,610
     WSFS Financial Corp...................................  1,800    100,584
                                                                   ----------
                                                                    4,304,841
                                                                   ----------
   Schools -- 0.3%
     Corinthian Colleges, Inc.+#........................... 41,800    729,828
     Learning Tree International, Inc.+.................... 30,700    777,938
                                                                   ----------
                                                                    1,507,766
                                                                   ----------
   School - Day Care -- 0.1%
     Bright Horizons Family Solutions, Inc.+............... 11,500    434,585
                                                                   ----------
   Seismic Data Collection -- 0.1%
     ION Geophysical Corp.+................................ 18,400    283,912
     T.G.C. Industries, Inc.+.............................. 31,815    287,926
                                                                   ----------
                                                                      571,838
                                                                   ----------
   Semiconductor Equipment -- 1.1%
     ASM International NV#................................. 23,695    553,278
     Asyst Technologies, Inc.+.............................  6,316     21,727
     ATMI, Inc.+...........................................  3,100     93,279
     Brooks Automation, Inc.+.............................. 35,766    480,337
     Cabot Microelectronics Corp.+#........................ 11,342    424,191
     Entegris, Inc.+#...................................... 45,134    390,861
     FormFactor, Inc.+#....................................  6,200    235,228
     LTX Corp.+............................................ 50,000    120,000
     Mattson Technology, Inc.+............................. 20,400    168,096
     MKS Instruments, Inc.+................................  5,300     96,301
     Nextest Systems Corp.+................................ 14,100    187,248
     Semitool, Inc.+#...................................... 23,900    220,836
     Trio Tech International............................... 15,800    155,472
     Ultra Clean Holdings, Inc.+........................... 23,000    330,510
     Varian Semiconductor Equipment Associates, Inc.+...... 30,506  1,266,304
     Veeco Instruments, Inc.+#.............................  5,500     92,290
                                                                   ----------
                                                                    4,835,958
                                                                   ----------
   Semiconductors Components - Intergrated Circuits -- 0.8%
     Actions Semiconductor Co., Ltd. ADR+#................. 14,500     65,975
     Emulex Corp.+......................................... 83,424  1,397,352
     Exar Corp.+#.......................................... 25,700    236,183
     Micrel, Inc.#......................................... 52,400    467,408
     Pericom Semiconductor Corp.+.......................... 48,900    810,273
     Standard Microsystems Corp.+.......................... 14,400    507,888
                                                                   ----------
                                                                    3,485,079
                                                                   ----------
   Specified Purpose Acquisitions -- 0.0%
     Highlands Acquisition Corp.+.......................... 11,700    114,660
                                                                   ----------

                                                                Value
                   Security Description               Shares   (Note 2)

       -----------------------------------------------------------------
       Steel Pipe & Tube -- 0.1%
         Valmont Industries, Inc.#...................   3,700 $  290,413
                                                              ----------
       Steel - Producer -- 0.3%
         AK Steel Holding Corp.+.....................  25,517  1,137,293
                                                              ----------
       Steel - Specialty -- 0.1%
         Material Sciences Corp.+....................  11,300     93,451
         Universal Stainless & Alloy Products, Inc.+.   8,200    252,888
                                                              ----------
                                                                 346,339
                                                              ----------
       Sugar -- 0.3%
         Imperial Sugar Co.#.........................  59,602  1,360,118
                                                              ----------
       Telecom Equipment - Fiber Optics -- 0.3%
         C - COR, Inc.+..............................  35,300    433,484
         Finisar Corp.+#............................. 122,100    207,570
         KVH Industries, Inc.+.......................  14,357    124,762
         Oplink Communications, Inc.+................  44,500    718,675
                                                              ----------
                                                               1,484,491
                                                              ----------
       Telecom Services -- 0.4%
         Neutral Tandem, Inc.+.......................   3,500     64,015
         NTELOS Holdings Corp........................   8,500    225,505
         Premiere Global Services, Inc.+.............  70,754    974,990
         Time Warner Telecom, Inc., Class A+#........  21,900    491,217
                                                              ----------
                                                               1,755,727
                                                              ----------
       Telecommunication Equipment -- 1.4%
         ADTRAN, Inc.................................  14,900    323,181
         Anaren, Inc.+#..............................  25,300    389,620
         Arris Group, Inc.+..........................  61,300    639,359
         CommScope, Inc.+#...........................  64,778  2,623,509
         Comtech Telecommunications Corp.+...........  25,369  1,259,825
         CPI International, Inc.+....................   3,355     56,330
         Network Equipment Technologies, Inc.+.......  33,700    419,228
         Optium Corp.+#..............................   6,500     54,600
         Tekelec+#...................................   6,700     82,410
         WJ Communications, Inc.+.................... 113,600     99,968
                                                              ----------
                                                               5,948,030
                                                              ----------
       Telephone - Integrated -- 0.4%
         Alaska Communications Systems Group, Inc....  30,800    462,000
         CenturyTel, Inc.............................  10,220    435,679
         Cincinnati Bell, Inc.+......................  74,494    354,591
         HickoryTech Corp............................  35,200    319,968
                                                              ----------
                                                               1,572,238
                                                              ----------
       Television -- 0.4%
         Lin TV Corp., Class A+......................   8,800     98,736
         Sinclair Broadcast Group, Inc., Class A#.... 141,091  1,460,292
         Young Broadcasting, Inc., Class A+#.........  15,500     21,855
                                                              ----------
                                                               1,580,883
                                                              ----------
       Textile - Apparel -- 0.3%
         Cherokee, Inc...............................   6,900    217,419
         Perry Ellis International, Inc.+#...........  50,488    813,867
         Unifi, Inc.+................................ 114,100    342,300
                                                              ----------
                                                               1,373,586
                                                              ----------
       Textile - Products -- 0.1%
         Culp, Inc.+.................................  46,000    382,720
                                                              ----------
       Therapeutics -- 0.9%
         Alexza Pharmaceuticals, Inc.+#..............   3,500     30,660
         Altus Pharmaceuticals, Inc.+#...............   8,000     84,720
         Amylin Pharmaceuticals, Inc.+...............   4,700    179,493
         BioMarin Pharmaceuticals, Inc.+.............  31,400    863,500
         Cypress Bioscience, Inc.+...................  11,800    143,960

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Therapeutics (continued)
            Dendreon Corp.+.......................  55,900 $  279,500
            Discovery Laboratories, Inc.+......... 117,900    344,268
            Hollis - Eden Pharmaceuticals, Inc.+..  40,300     76,570
            Inspire Phamaceuticals, Inc.+#........  62,700    373,692
            Introgen Therapeutics, Inc.+..........  55,700    218,344
            Neurocrine Biosciences, Inc.+#........   3,500     45,570
            Onyx Pharmaceuticals, Inc.+#..........   6,200    338,148
            Pharmacyclics, Inc.+..................  52,000    106,600
            Spectrum Pharmaceuticals, Inc.+.......  48,200    157,614
            The Medicines Co.+....................   8,100    143,208
            Theravance, Inc.+#....................   4,300    103,587
            Vivus, Inc.+..........................  69,000    390,540
                                                           ----------
                                                            3,879,974
                                                           ----------
          Toys -- 0.1%
            JAKKS Pacific, Inc.+#.................  17,136    432,513
            Marvel Entertainment, Inc.+#..........   5,200    144,040
                                                           ----------
                                                              576,553
                                                           ----------
          Transactional Software -- 0.1%
            Bottomline Technologies, Inc.+........  39,200    493,920
                                                           ----------
          Transport - Equipment & Leasng -- 0.0%
            Greenbrier Cos., Inc.#................   3,100     68,758
                                                           ----------
          Transport - Marine -- 0.4%
            Gulfmark Offshore, Inc.+#.............  16,856    749,081
            Kirby Corp.+..........................  20,963  1,007,691
                                                           ----------
                                                            1,756,772
                                                           ----------
          Transport - Rail -- 0.2%
            Kansas City Southern+#................  30,316  1,043,780
                                                           ----------
          Transport - Services -- 0.4%
            Bristow Group, Inc.+#.................   8,964    493,020
            Hub Group, Inc., Class A+.............  11,854    309,152
            Pacer International, Inc.#............  35,100    482,976
            Ryder System, Inc.....................   3,200    138,752
            UTI Worldwide, Inc....................  15,600    370,188
                                                           ----------
                                                            1,794,088
                                                           ----------
          Transport - Truck -- 0.7%
            Arkansas Best Corp.#..................   9,155    208,734
            Forward Air Corp.#....................  11,173    361,670
            Heartland Express, Inc.#..............  26,793    389,303
            Knight Transportation, Inc.#..........  58,516    889,443
            Landstar System, Inc..................  21,617    859,924
            Old Dominion Freight Lines, Inc.+#....  10,734    241,837
            Patriot Transportation Holding, Inc.+.   3,300    309,837
                                                           ----------
                                                            3,260,748
                                                           ----------
          Veterinary Diagnostics -- 0.0%
            Animal Health International, Inc.+....  11,400    136,800
                                                           ----------
          Veterinary Products -- 0.1%
            PetMed Express, Inc.+.................  24,100    307,034
                                                           ----------
          Vitamins & Nutrition Products -- 0.3%
            NBTY, Inc.+...........................  44,456  1,327,900
            Nutraceutical International Corp.+....   4,624     51,003
                                                           ----------
                                                            1,378,903
                                                           ----------
          Water -- 0.1%
            Southwest Water Co....................  20,300    243,194
                                                           ----------
          Wire & Cable Products -- 0.8%
            Belden, Inc.#.........................  70,255  3,235,243
            Encore Wire Corp......................   7,300    124,830
            Superior Essex, Inc.+.................   4,250    103,105
                                                           ----------
                                                            3,463,178
                                                           ----------

                                                                          Value
                  Security Description                       Shares      (Note 2)
Wireless Equipment -- 0.4%
  Aruba Networks, Inc.+#.................................       4,600  $     64,124
  EMS Technologies, Inc.+................................      24,800       721,928
  Globecomm Systems, Inc.+...............................      28,200       317,250
  Novatel Wireless, Inc.+#...............................      23,000       357,420
  RELM Wireless Corp.....................................      32,200       106,582
  SBA Communcations Corp., Class A+......................       5,400       202,176
  TESSCO Technologies, Inc.+.............................      10,700       174,731
                                                                       ------------
                                                                          1,944,211
                                                                       ------------
Wound, Burn & Skin Care -- 0.1%
  Obagi Medical Products, Inc.+..........................      13,800       253,921
                                                                       ------------
Total Long - Term Investment Securities
   (cost $422,933,833)...................................               431,121,020
                                                                       ------------
SHORT - TERM INVESTMENT SECURITIES -- 23.7%
Collective Investment Pool -- 22.9%
  Securities Lending Quality Trust(1)....................  99,688,214    99,688,214
                                                                       ------------
Registered Investment Company -- 0.3%
  T. Rowe Price Reserve Investment Fund..................   1,507,904     1,507,904
                                                                       ------------
Time Deposits -- 0.5%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.30% due 12/03/07.................................... $   203,000       203,000
  Euro Time Deposit with State Street Bank & Trust Co.
   2.25% due 12/03/07....................................   1,816,000     1,816,000
                                                                       ------------
                                                                          2,019,000
                                                                       ------------
Total Short-Term Investment Securities
   (cost $103,215,118)...................................               103,215,118
                                                                       ------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $405,137 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value
   of $414,162 (cost $405,000)...........................     405,000       405,000
                                                                       ------------
TOTAL INVESTMENTS
   (cost $526,553,951)(2)................................       122.7%  534,741,138
Liabilities in excess of other assets....................       (22.7)  (98,974,575)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $435,766,563
                                                          ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)Fair valued security; see Note 2

See Notes to Financials Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool....................... 25.2%
            Banks -- Commercial..............................  5.5
            Real Estate Investment Trusts....................  5.5
            Commercial Paper.................................  5.0
            Oil Companies -- Exploration & Production........  2.5
            Medical -- Biomedical/Gene.......................  2.4
            Electric -- Integrated...........................  1.6
            Electronic Components -- Semiconductors..........  1.5
            Medical -- Drugs.................................  1.5
            Retail -- Apparel/Shoe...........................  1.5
            Retail -- Restaurants............................  1.5
            Therapeutics.....................................  1.5
            Insurance -- Property/Casualty...................  1.4
            Chemicals -- Specialty...........................  1.3
            Oil -- Field Services............................  1.3
            Diversified Manufacturing Operations.............  1.1
            Medical Instruments..............................  1.1
            Networking Products..............................  1.1
            Savings & Loans/Thrifts..........................  1.1
            Commercial Services -- Finance...................  1.0
            Enterprise Software/Service......................  1.0
            Insurance -- Reinsurance.........................  1.0
            Medical Products.................................  1.0
            Aerospace/Defense -- Equipment...................  0.9
            Consulting Services..............................  0.9
            Distribution/Wholesale...........................  0.9
            Finance -- Investment Banker/Broker..............  0.9
            Gas -- Distribution..............................  0.9
            Semiconductor Equipment..........................  0.9
            Telecom Services.................................  0.9
            Telecommunication Equipment......................  0.9
            Metal Processors & Fabrication...................  0.8
            Auto/Truck Parts & Equipment -- Original.........  0.7
            Commercial Services..............................  0.7
            Computer Services................................  0.7
            Computers -- Integrated Systems..................  0.7
            Electronic Measurement Instruments...............  0.7
            Human Resources..................................  0.7
            Machinery -- General Industrial..................  0.7
            Transport -- Marine..............................  0.7
            Consumer Products -- Misc........................  0.6
            Electronic Components -- Misc....................  0.6
            Schools..........................................  0.6
            X-Ray Equipment..................................  0.6
            Agricultural Chemicals...........................  0.5
            Airlines.........................................  0.5
            Apparel Manufacturers............................  0.5
            Applications Software............................  0.5
            Computer Aided Design............................  0.5
            Engineering/R&D Services.........................  0.5
            Food -- Misc.....................................  0.5
            Footwear & Related Apparel.......................  0.5
            Insurance -- Life/Health.........................  0.5
            Internet Application Software....................  0.5
            Investment Companies.............................  0.5
            Investment Management/Advisor Services...........  0.5
            Oil & Gas Drilling...............................  0.5
            Paper & Related Products.........................  0.5
            Semiconductors Components -- Intergrated Circuits  0.5
            Computers -- Periphery Equipment.................  0.4
            Diagnostic Kits..................................  0.4
            E-Commerce/Services..............................  0.4
            Home Furnishings.................................  0.4
            Instruments -- Scientific........................  0.4
            Lasers -- System/Components......................  0.4
            Medical -- HMO...................................  0.4
            Medical -- Outpatient/Home Medical...............  0.4
            Oil Field Machinery & Equipment..................  0.4
            Printing -- Commercial...........................  0.4

                Telephone -- Integrated.................... 0.4
                Transport -- Truck......................... 0.4
                Wireless Equipment......................... 0.4
                Advanced Materials......................... 0.3
                Aerospace/Defense.......................... 0.3
                Chemicals -- Diversified................... 0.3
                Coal....................................... 0.3
                Computers -- Memory Devices................ 0.3
                E-Marketing/Info........................... 0.3
                Energy -- Alternate Sources................ 0.3
                Finance -- Other Services.................. 0.3
                Food -- Retail............................. 0.3
                Food -- Wholesale/Distribution............. 0.3
                Identification Systems..................... 0.3
                Industrial Automated/Robotic............... 0.3
                Internet Content -- Information/News....... 0.3
                Machinery -- Construction & Mining......... 0.3
                Machinery -- Electrical.................... 0.3
                Medical Information Systems................ 0.3
                Medical -- Generic Drugs................... 0.3
                Miscellaneous Manufacturing................ 0.3
                Multimedia................................. 0.3
                Non-Ferrous Metals......................... 0.3
                Office Furnishings -- Original............. 0.3
                Physical Therapy/Rehabilation Centers...... 0.3
                Rental Auto/Equipment...................... 0.3
                Research & Development..................... 0.3
                Telecom Equipment -- Fiber Optics.......... 0.3
                Transport -- Services...................... 0.3
                U.S. Government Treasuries................. 0.3
                Web Hosting/Design......................... 0.3
                Web Portals/ISP............................ 0.3
                Auction Houses/Art Dealers................. 0.2
                Batteries/Battery Systems.................. 0.2
                Broadcast Services/Program................. 0.2
                Building & Construction Products -- Misc... 0.2
                Building & Construction -- Misc............ 0.2
                Building Products -- Cement................ 0.2
                Building Products -- Light Fixtures........ 0.2
                Building -- Heavy Construction............. 0.2
                Building -- Maintance & Services........... 0.2
                Building -- MobileHome/Manufactured Housing 0.2
                Casino Services............................ 0.2
                Communications Software.................... 0.2
                Computer Software.......................... 0.2
                Containers -- Metal/Glass.................. 0.2
                Cosmetics & Toiletries..................... 0.2
                Data Processing/Management................. 0.2
                Diagnostic Equipment....................... 0.2
                Diversified Operations/Commerical Services. 0.2
                Drug Delivery Systems...................... 0.2
                E-Commerce/Products........................ 0.2
                E-Services/Consulting...................... 0.2
                Educational Software....................... 0.2
                Electric Products -- Misc.................. 0.2
                Electric -- Transmission................... 0.2
                Electronic Design Automation............... 0.2
                Entertainment Software..................... 0.2
                Environmental Monitoring & Detection....... 0.2
                Filtration/Separation Products............. 0.2
                Finance -- Consumer Loans.................. 0.2
                Financial Guarantee Insurance.............. 0.2
                Gambling (Non-Hotel)....................... 0.2
                Hotels/Motels.............................. 0.2
                Instruments -- Controls.................... 0.2
                Insurance Brokers.......................... 0.2
                Insurance-Multi -- line.................... 0.2
                Internet Infrastructure Software........... 0.2
                Internet Security.......................... 0.2

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                Medical -- Nursing Homes................... 0.2%
                Metal -- Aluminum.......................... 0.2
                Metal -- Diversified....................... 0.2
                Non -- Hazardous Waste Disposal............ 0.2
                Physicians Practice Management............. 0.2
                Radio...................................... 0.2
                Resorts/Theme Parks........................ 0.2
                Retail -- Automobile....................... 0.2
                Retail -- Convenience Store................ 0.2
                Retail -- Sporting Goods................... 0.2
                Steel Pipe & Tube.......................... 0.2
                Steel -- Producers......................... 0.2
                Tobacco.................................... 0.2
                Toys....................................... 0.2
                Transactional Software..................... 0.2
                Water...................................... 0.2
                Wire & Cable Products...................... 0.2
                Advertising Services....................... 0.1
                Agricultural Operations.................... 0.1
                Alternative Waste Technology............... 0.1
                Audio/Video Products....................... 0.1
                Auto -- Heavy Duty Trucks.................. 0.1
                Auto/Truck Parts & Equipment -- Replacement 0.1
                Banks -- Fiduciary......................... 0.1
                Building Products -- Air & Heating......... 0.1
                Building Products -- Doors & Windows....... 0.1
                Building -- Residential/Commercial......... 0.1
                Cable TV................................... 0.1
                Casino Hotels.............................. 0.1
                Cellular Telecom........................... 0.1
                Chemicals -- Fibers........................ 0.1
                Chemicals -- Plastics...................... 0.1
                Circuit Boards............................. 0.1
                Coffee..................................... 0.1
                Commerce................................... 0.1
                Computers.................................. 0.1
                Decision Support Software.................. 0.1
                Dental Supplies & Equipment................ 0.1
                Disposable Medical Products................ 0.1
                Diversified Minerals....................... 0.1
                Electronic Security Devices................ 0.1
                Electronics -- Military.................... 0.1
                Engines -- Internal Combustion............. 0.1
                Environmental Consulting & Engineering..... 0.1
                Finance -- Mortgage Loan/Banker............ 0.1
                Food -- Baking............................. 0.1
                Food -- Canned............................. 0.1
                Food -- Confectionery...................... 0.1
                Funeral Services & Related Items........... 0.1
                Golf....................................... 0.1
                Health Care Cost Containment............... 0.1
                Independent Power Producers................ 0.1
                Internet Connectivity Services............. 0.1
                Internet Content -- Entertainment.......... 0.1
                Internet Incubators........................ 0.1
                Internet Infrastructure Equipment.......... 0.1
                Internet Telephone......................... 0.1

                  Intimate Apparel....................   0.1
                  Leisure Products....................   0.1
                  Linen Supply & Related Items........   0.1
                  MRI/Medical Diagnostic Imaging......   0.1
                  Machinery -- Farming................   0.1
                  Machinery -- Material Handling......   0.1
                  Machinery -- Pumps..................   0.1
                  Medical Laser Systems...............   0.1
                  Medical Sterilization Products......   0.1
                  Mining..............................   0.1
                  Motion Pictures & Services..........   0.1
                  Multilevel Direct Selling...........   0.1
                  Office Automation & Equipment.......   0.1
                  Office Supplies & Forms.............   0.1
                  Oil Refining & Marketing............   0.1
                  Patient Monitoring Equipment........   0.1
                  Pharmacy Services...................   0.1
                  Poultry.............................   0.1
                  Power Converter/Supply Equipment....   0.1
                  Precious Metals.....................   0.1
                  Private Corrections.................   0.1
                  Publishing -- Books.................   0.1
                  Publishing -- Newspapers............   0.1
                  Quarrying...........................   0.1
                  Racetracks..........................   0.1
                  Real Estate Operations & Development   0.1
                  Recreational Centers................   0.1
                  Recreational Vehicles...............   0.1
                  Recycling...........................   0.1
                  Retail -- Auto Parts................   0.1
                  Retail -- Bookstore.................   0.1
                  Retail -- Computer Equipment........   0.1
                  Retail -- Discount..................   0.1
                  Retail -- Drug Store................   0.1
                  Retail -- Hair Salons...............   0.1
                  Retail -- Jewelry...................   0.1
                  Retail -- Office Supplies...........   0.1
                  Retail -- Pawn Shops................   0.1
                  Retail -- Perfume & Cosmetics.......   0.1
                  Retail -- Petroleum Products........   0.1
                  Retail -- Video Rentals.............   0.1
                  Retirement/Aged Care................   0.1
                  Rubber -- Tires.....................   0.1
                  Satellite Telecom...................   0.1
                  Schools -- Day Care.................   0.1
                  Seismic Data Collection.............   0.1
                  Specified Purpose Acquisitions......   0.1
                  Storage/Warehousing.................   0.1
                  Superconductor Product & Systems....   0.1
                  Television..........................   0.1
                  Theaters............................   0.1
                  Transport -- Air Freight............   0.1
                  Transport -- Equipment & Leasing....   0.1
                  Transport -- Rail...................   0.1
                                                       -----
                                                       125.2%
                                                       =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 2)
          ------------------------------------------------------------
          COMMON STOCK -- 94.7%
          Advanced Materials -- 0.3%
           Ceradyne, Inc.+........................  23,135 $ 1,143,794
           Hexcel Corp.+#.........................  80,238   2,043,662
                                                           -----------
                                                             3,187,456
                                                           -----------
          Advertising Services -- 0.1%
           Greenfield Online, Inc.+...............  18,466     277,729
           inVentiv Health, Inc.+.................  26,479     772,657
           Marchex, Inc., Class B#................  23,803     293,015
                                                           -----------
                                                             1,343,401
                                                           -----------
          Aerospace/Defense -- 0.3%
           Aerovironment, Inc.+#..................   5,925     142,733
           Esterline Technologies Corp.+..........  24,882   1,299,338
           MTC Technologies, Inc.+................   8,027     131,242
           Teledyne Technologies, Inc.+...........  29,742   1,612,611
           TransDigm Group, Inc.+.................   7,980     380,486
                                                           -----------
                                                             3,566,410
                                                           -----------
          Aerospace/Defense - Equipment -- 0.9%
           AAR Corp.+#............................  31,728   1,047,659
           Argon ST, Inc.+#.......................  11,072     201,732
           Curtiss - Wright Corp..................  37,682   2,032,567
           GenCorp, Inc.+#........................  47,727     577,497
           HEICO Corp.#...........................  21,746   1,071,208
           Innovative Solutions and Support,
             Inc.+#...............................  10,728     152,659
           Kaman Corp., Class A...................  20,712     660,713
           Moog, Inc., Class A+...................  32,232   1,453,018
           Orbital Sciences Corp.+................  50,483   1,214,621
           Sequa Corp., Class A+..................   6,144   1,074,893
           Triumph Group, Inc.#...................  14,012   1,138,615
                                                           -----------
                                                            10,625,182
                                                           -----------
          Agricultural Chemicals -- 0.5%
           CF Industries Holdings, Inc............  47,114   4,286,431
           UAP Holding Corp.......................  43,792   1,309,819
                                                           -----------
                                                             5,596,250
                                                           -----------
          Agricultural Operations -- 0.1%
           Alico, Inc.#...........................   3,067     136,144
           Andersons, Inc.#.......................  13,235     561,429
           Cadiz, Inc.+#..........................  10,112     200,824
           Maui Land & Pineapple Co., Inc.+#......   3,771     106,154
           Tejon Ranch Co.+#......................   9,405     363,503
                                                           -----------
                                                             1,368,054
                                                           -----------
          Airlines -- 0.5%
           AirTran Holdings, Inc.+#...............  77,840     660,862
           Alaska Air Group, Inc.+#...............  34,436     872,264
           Allegiant Travel Co.+..................   4,492     159,017
           ExpressJet Holdings, Inc.+#............  46,119     115,297
           JetBlue Airways Corp.+#................ 151,905   1,063,335
           Midwest Air Group, Inc.+#..............  20,919     325,918
           Pinnacle Airlines Corp.+#..............  15,692     255,152
           Republic Airways Holdings, Inc.+.......  28,689     576,075
           Skywest, Inc.#.........................  51,799   1,362,832
                                                           -----------
                                                             5,390,752
                                                           -----------
          Alternative Waste Technology -- 0.1%
           Calgon Carbon Corp.+#..................  34,193     497,850
           Darling International, Inc.+...........  68,795     705,149
           Rentech, Inc.+#........................ 138,463     288,003
                                                           -----------
                                                             1,491,002
                                                           -----------
          Apparel Manufacturers -- 0.5%
           Carter's, Inc.+........................  49,704   1,114,861
           Columbia Sportswear Co.#...............  11,766     564,886

                                                             Value
                   Security Description            Shares   (Note 2)

          -----------------------------------------------------------
          Apparel Manufacturers (continued)
           G - III Apparel Group, Ltd.+...........  11,069 $  159,061
           Gymboree Corp.+........................  26,188    873,632
           Kellwood Co............................  22,110    331,429
           Maidenform Brands, Inc.+...............  19,554    255,571
           Oxford Industries, Inc.#...............  13,092    324,289
           Quiksilver, Inc.+#..................... 105,777  1,121,236
           True Religion Apparel, Inc.+#..........  11,867    206,723
           Volcom, Inc.+#.........................  12,458    335,992
                                                           ----------
                                                            5,287,680
                                                           ----------
          Appliances -- 0.0%
           Hhgregg, Inc.+.........................   7,982    112,147
                                                           ----------
          Applications Software -- 0.5%
           Actuate Corp.+.........................  51,516    389,976
           American Reprographics Co.+#...........  25,312    391,830
           EPIQ Systems, Inc.+#...................  22,055    384,198
           Nuance Communications, Inc.+........... 112,098  2,262,138
           OpenTV Corp. Class A+#.................  79,698     94,841
           PDF Solutions, Inc.+#..................  19,325    153,247
           Progress Software Corp.+...............  34,900  1,103,887
           Quest Software, Inc.+..................  58,046    938,604
           SourceForge, Inc.+#....................  57,530    132,894
           Unica Corp.+#..........................   8,344     75,096
           Visual Sciences, Inc.+#................  17,358    274,603
                                                           ----------
                                                            6,201,314
                                                           ----------
          Athletic Equipment -- 0.0%
           Nautilus, Inc.#........................  26,837    154,313
                                                           ----------
          Athletic Footwear -- 0.0%
           K - Swiss, Inc., Class A#..............  21,989    399,100
                                                           ----------
          Auction Houses/Art Dealers -- 0.2%
           Premier Exhibitions, Inc.+#............  24,873    270,618
           Sotheby's#.............................  56,220  2,105,439
                                                           ----------
                                                            2,376,057
                                                           ----------
          Audio/Video Products -- 0.1%
           DTS, Inc.+#............................  15,473    382,957
           Tivo, Inc.+#...........................  82,927    621,123
           Universal Electronics, Inc.+...........  12,264    453,155
                                                           ----------
                                                            1,457,235
                                                           ----------
          Auto Repair Centers -- 0.0%
           Midas, Inc.+#..........................  12,571    205,913
           Monro Muffler Brake, Inc...............  15,012    316,303
                                                           ----------
                                                              522,216
                                                           ----------
          Auto - Heavy Duty Trucks -- 0.1%
           A.S.V., Inc.+#.........................  17,325    202,009
           Force Protection, Inc.+#...............  57,906    625,964
                                                           ----------
                                                              827,973
                                                           ----------
          Auto - Truck Trailers -- 0.0%
           Wabash National Corp.#.................  25,971    179,460
                                                           ----------
          Auto/Truck Parts & Equipment - Original
           -- 0.7%
           Accuride Corp.+........................  20,037    152,081
           American Axle & Manufacturing
             Holdings, Inc.#......................  38,063    880,017
           Amerigon, Inc.+........................  18,392    336,206
           ArvinMeritor, Inc.#....................  60,744    614,122
           Hayes Lemmerz International, Inc.+#....  85,069    351,335
           Lear Corp.+............................  65,241  1,920,695
           Miller Industries, Inc.+...............   8,511    110,898
           Modine Manufacturing Co................  27,579    560,957
           Noble International, Ltd.#.............   9,990    163,037
           Spartan Motors, Inc.#..................  27,396    273,412

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                    Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Auto/Truck Parts & Equipment - Original (continued)
       Superior Industries International, Inc.#.........  19,424 $  359,732
       Tenneco, Inc.+...................................  39,381  1,165,284
       Titan International, Inc.#.......................  20,490    562,655
       Visteon Corp.+#.................................. 110,291    485,280
                                                                 ----------
                                                                  7,935,711
                                                                 ----------
     Auto/Truck Parts & Equipment - Replacement -- 0.1%
       Aftermarket Technology Corp.+....................  18,586    518,921
       Commercial Vehicle Group, Inc.+..................  18,202    242,633
       Exide Technologies+#.............................  63,449    446,046
       Standard Motor Products, Inc.....................  13,394     99,250
                                                                 ----------
                                                                  1,306,850
                                                                 ----------
     Banks - Commercial -- 5.5%
       1st Source Corp..................................  11,736    236,363
       Alabama National Bancorp.........................  14,478  1,119,005
       AMCORE Financial, Inc.#..........................  19,648    461,728
       AmericanWest Bancorp#............................  14,620    265,353
       Ameris Bancorp#..................................  11,517    193,831
       Bancfirst Corp.#.................................   6,785    317,267
       Banco Latinoamericano de Exportaciones SA........  23,148    413,423
       Bancorp, Inc.+...................................   9,143    147,751
       Bank Mutual Corp.................................  47,067    476,318
       Bank of the Ozarks, Inc.#........................  10,396    302,420
       BankFinancial Corp.#.............................  19,716    311,710
       Banner Corp.#....................................  13,172    394,633
       Capital City Bank Group, Inc.#...................  10,797    313,437
       Capital Corp. of the West#.......................   8,124    152,650
       Capitol Bancorp, Ltd.#...........................  12,117    242,825
       Cascade Bancorp#.................................  19,104    331,263
       Cass Information Systems, Inc.#..................   5,914    220,474
       Cathay General Bancorp#..........................  43,540  1,261,789
       Centennial Bank Holdings, Inc.+#.................  46,958    237,138
       Center Financial Corp.#..........................   8,547    105,128
       Central Pacific Financial Corp.#.................  26,153    528,552
       Chemical Financial Corp.#........................  21,111    529,886
       Chittenden Corp..................................  39,229  1,374,192
       Citizens Republic Bancorp.#......................  64,410    915,910
       City Bank#.......................................  11,614    241,571
       City Holding Co..................................  14,595    525,128
       CoBiz Financial, Inc.#...........................  15,736    257,126
       Columbia Banking System, Inc.....................  15,222    468,990
       Community Bancorp Nevada+#.......................   8,865    159,836
       Community Bank Systems, Inc......................  25,600    516,352
       Community Trust Bancorp, Inc.#...................  12,946    365,725
       Corus Bankshares, Inc.#..........................  33,113    314,242
       CVB Financial Corp...............................  56,424    627,435
       Enterprise Financial Services Corp.#.............   8,764    200,959
       F.N.B. Corp.#....................................  51,354    796,501
       First Bancorp#...................................  10,240    195,686
       First BanCorp Puerto Rico........................  78,698    514,685
       First Busey Corp.#...............................  22,082    461,293
       First Charter Corp.#.............................  29,905    900,739
       First Commonwealth Financial Corp.#..............  62,961    732,866
       First Community Bancorp#.........................  22,013    990,365
       First Community Bancshares, Inc.#................   8,543    274,316
       First Financial Bancorp#.........................  28,245    324,253
       First Financial Bankshares, Inc.#................  17,657    688,623
       First Financial Corp.#...........................  11,233    318,793
       First Indiana Corp...............................  10,514    334,871
       First Merchants Corp.#...........................  15,582    337,974
       First Midwest Bancorp, Inc.#.....................  42,299  1,383,177
       First Regional Bancorp+#.........................   7,098    156,440
       First South Bancorp, Inc.#.......................   7,237    174,484
       First State Bancorp..............................  17,395    254,315

                                                                       Value
                    Security Description                      Shares  (Note 2)

 ------------------------------------------------------------------------------
 Banks - Commercial (continued)
  FirstMerit Corp.#.......................................... 68,456 $1,410,878
  Fremont General Corp.#..................................... 57,643    144,684
  Frontier Financial Corp.#.................................. 33,320    638,411
  Glacier Bancorp, Inc.#..................................... 44,825    892,466
  Great Southern Bancorp, Inc.#..............................  8,852    196,780
  Greene County Bancshares, Inc..............................  9,722    290,396
  Hancock Holding Co.#....................................... 22,761    892,459
  Hanmi Financial Corp....................................... 34,560    331,430
  Harleysville National Corp.#............................... 24,645    378,301
  Heartland Financial USA, Inc.#............................. 10,807    216,032
  Heritage Commerce Corp..................................... 11,379    202,546
  Home Bancshares, Inc.#.....................................  9,779    195,873
  Horizon Financial Corp.#................................... 10,425    179,414
  IBERIABANK Corp............................................  9,872    477,805
  Imperial Capital Bancorp, Inc..............................  4,676    106,613
  Independent Bank Corp. (MA)................................ 12,079    349,566
  Independent Bank Corp. (MI)#............................... 19,213    183,676
  Integra Bank Corp.......................................... 17,670    283,957
  International Bancshares Corp.............................. 43,583    960,569
  Irwin Financial Corp.#..................................... 16,008    130,145
  Lakeland Bancorp, Inc.#.................................... 17,061    196,372
  Lakeland Financial Corp.#.................................. 10,369    196,389
  Macatawa Bank Corp.#....................................... 13,162    131,357
  MainSource Financial Group, Inc............................ 15,932    239,936
  MB Financial, Inc.#........................................ 31,041    984,000
  Midwest Banc Holdings, Inc.#............................... 18,777    236,590
  Nara BanCorp., Inc.#....................................... 19,030    253,860
  National Penn Bancshares, Inc.#............................ 41,737    655,688
  NBT Bancorp, Inc.#......................................... 27,424    683,680
  Old National Bancorp#...................................... 56,509    903,014
  Old Second Bancorp, Inc.#.................................. 10,333    273,721
  Omega Financial Corp.#..................................... 10,759    332,991
  Oriental Financial Group, Inc.............................. 17,627    237,612
  Pacific Capital Bancorp.................................... 40,005    822,103
  Park National Corp.#....................................... 10,301    778,447
  Peoples Bancorp, Inc.......................................  8,950    216,501
  Pinnacle Financial Partners, Inc.+#........................ 13,216    384,982
  Preferred Bank Los Angeles California......................  7,846    209,724
  PrivateBancorp, Inc.#...................................... 16,052    491,352
  Prosperity Bancshares, Inc................................. 30,221    971,303
  Provident Bankshares Corp.................................. 27,429    643,210
  Renasant Corp.#............................................ 18,020    351,570
  Republic Bancorp, Inc., Class A#...........................  8,063    131,024
  Royal Bancshares of Pennsylvania, Inc., Class A#...........  4,620     55,255
  S&T Bancorp, Inc.#......................................... 21,100    675,833
  S.Y. Bancorp, Inc.#........................................ 10,461    247,507
  Sandy Spring Bancorp, Inc.#................................ 13,387    393,042
  Santander Bancorp..........................................  3,730     36,479
  SCBT Financial Corp.#......................................  7,816    242,296
  Seacoast Banking Corp. of Florida#......................... 12,622    158,406
  Security Bank Corp.#....................................... 13,920    156,878
  Sierra Bancorp#............................................  6,450    160,992
  Signature Bank+............................................ 25,244    935,290
  Simmons First National Corp., Class A#..................... 12,019    313,576
  Southside Bancshares, Inc.#................................  9,749    186,693
  Southwest Bancorp, Inc..................................... 12,157    218,218
  Sterling Bancorp#.......................................... 15,879    212,143
  Sterling Bancshares, Inc................................... 63,306    781,196
  Sterling Financial Corp.#.................................. 22,458    385,155
  Suffolk Bancorp#...........................................  8,546    263,730
  Sun Bancorp, Inc.+#........................................ 13,378    225,419
  Superior Bancorp.+#........................................ 34,271    205,283
  Susquehanna Bancshares, Inc.#.............................. 69,312  1,378,625
  SVB Financial Group+#...................................... 29,165  1,501,414
  Taylor Capital Group, Inc..................................  4,922    108,973

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description               Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Banks - Commercial (continued)
        Texas Capital Bancshares, Inc.+............... 19,931 $   420,146
        The South Financial Group, Inc.#.............. 63,084   1,130,465
        Tompkins Trustco, Inc.#.......................  5,593     237,982
        TriCo Bancshares#............................. 11,929     253,014
        TrustCo Bank Corp. NY#........................ 63,905     679,310
        Trustmark Corp.#.............................. 41,637   1,060,078
        U.S.B. Holding Co., Inc.#.....................  9,608     202,537
        UCBH Holdings, Inc.#.......................... 84,993   1,366,687
        UMB Financial Corp.#.......................... 26,344     991,061
        Umpqua Holding Corp.#......................... 52,113     841,104
        Union Bankshares Corp.#....................... 11,357     235,203
        United Bankshares, Inc........................ 32,606   1,013,395
        United Community Banks, Inc.#................. 35,358     670,388
        United Security Bancshares#...................  6,957     108,181
        Univest Corp. of Pennsylvania#................ 11,041     235,173
        Virginia Commerce Bancorp, Inc.+#............. 14,579     182,675
        W Holding Co., Inc.#.......................... 97,078     113,581
        Washington Trust Bancorp, Inc.#...............  9,715     241,418
        WesBanco, Inc.#............................... 17,781     426,388
        West Coast Bancorp............................ 13,353     266,526
        Westamerica Bancorp.#......................... 25,568   1,201,952
        Western Alliance Bancorp.+#................... 14,101     311,068
        Wilshire Bancorp, Inc......................... 14,991     139,716
        Wintrust Financial Corp.#..................... 20,542     725,543
                                                              -----------
                                                               64,053,212
                                                              -----------
      Banks - Fiduciary -- 0.1%
        Boston Private Financial Holdings, Inc........ 31,514     867,896
                                                              -----------
      Batteries/Battery Systems -- 0.2%
        Energy Conversion Devices, Inc.+#............. 33,690     871,560
        EnerSys+#..................................... 18,201     423,537
        Greatbatch, Inc.+#............................ 18,996     390,938
        Medis Technologies, Ltd.+#.................... 19,475     248,696
                                                              -----------
                                                                1,934,731
                                                              -----------
      Beverages - Non - alcoholic -- 0.0%
        Coca - Cola Bottling Co.......................  5,060     287,104
        Jones Soda Co.+#.............................. 22,002     145,213
        National Beverage Corp.#......................  8,709      64,447
                                                              -----------
                                                                  496,764
                                                              -----------
      Brewery -- 0.0%
        Boston Beer Co., Inc., Class A+...............  7,684     255,032
                                                              -----------
      Broadcast Services/Program -- 0.2%
        Acacia Research - Acacia Technologies+#....... 25,448     234,630
        CKX, Inc.+#................................... 32,204     390,634
        Crown Media Holdings, Inc., Class A+#......... 13,729      99,810
        DG Fastchannel, Inc.+#........................ 12,686     248,138
        Fisher Communications, Inc.+..................  5,312     216,358
        Gray Television, Inc.#........................ 35,613     303,067
        Nexstar Broadcasting Group, Inc. Class A+#....  9,037      81,966
        World Wrestling Entertainment, Inc............ 19,188     302,403
                                                              -----------
                                                                1,877,006
                                                              -----------
      Building & Construction Products - Misc. -- 0.2%
        Builders FirstSource, Inc.+#.................. 13,002      89,974
        Drew Industries, Inc.+........................ 15,439     421,794
        Gibraltar Industries, Inc..................... 21,276     297,438
        Interline Brands, Inc.+....................... 23,539     563,288
        NCI Building Systems, Inc.+#.................. 17,155     588,931
        Simpson Manufacturing Co., Inc.#.............. 31,382     835,075
        Trex Co., Inc.+#.............................. 10,168      70,058
                                                              -----------
                                                                2,866,558
                                                              -----------

                                                                  Value
                    Security Description                Shares   (Note 2)

     ---------------------------------------------------------------------
     Building & Construction - Misc. -- 0.2%
       Dycom Industries, Inc.+.........................  34,732 $  977,358
       Insituform Technologies, Inc., Class A+#........  23,206    301,446
       Layne Christensen Co.+#.........................  14,224    810,057
                                                                ----------
                                                                 2,088,861
                                                                ----------
     Building Products - Air & Heating -- 0.1%
       Aaon, Inc.......................................  11,774    224,059
       Comfort Systems USA, Inc........................  34,842    409,394
       Goodman Global, Inc.+#..........................  32,009    757,013
                                                                ----------
                                                                 1,390,466
                                                                ----------
     Building Products - Cement -- 0.2%
       Texas Industries, Inc.#.........................  23,232  1,611,836
       US Concrete, Inc.+#.............................  28,922    108,747
                                                                ----------
                                                                 1,720,583
                                                                ----------
     Building Products - Doors & Windows -- 0.1%
       Apogee Enterprises, Inc.........................  24,494    544,256
       PGT, Inc.+#.....................................   8,865     48,935
                                                                ----------
                                                                   593,191
                                                                ----------
     Building Products - Light Fixtures -- 0.2%
       Genlyte Group, Inc.+............................  24,199  2,280,756
       LSI Industries, Inc.#...........................  15,616    322,626
                                                                ----------
                                                                 2,603,382
                                                                ----------
     Building Products - Wood -- 0.0%
       Universal Forest Products, Inc.#................  14,200    406,262
                                                                ----------
     Building - Heavy Construction -- 0.2%
       Granite Construction, Inc.......................  30,647  1,257,140
       Perini Corp.+...................................  22,707  1,207,785
                                                                ----------
                                                                 2,464,925
                                                                ----------
     Building - Maintance & Services -- 0.2%
       ABM Industries, Inc.............................  36,855    751,842
       Healthcare Services Group#......................  35,380    774,822
       Home Solutions of America, Inc.+#...............  33,540     35,553
       Integrated Electrical Services, Inc.+#..........  11,383    213,659
       Rollins, Inc....................................  24,096    709,386
                                                                ----------
                                                                 2,485,262
                                                                ----------
     Building - MobileHome/Manufactured Housing -- 0.2%
       Champion Enterprises, Inc.+#....................  65,303    589,033
       Fleetwood Enterprises, Inc.+#...................  54,494    298,082
       MonaCo. Coach Corp.#............................  25,469    229,985
       Palm Harbor Homes, Inc.+#.......................   8,320     93,850
       Skyline Corp.#..................................   5,803    196,722
       Winnebago Industries, Inc.#.....................  25,143    541,077
                                                                ----------
                                                                 1,948,749
                                                                ----------
     Building - Residential/Commerical -- 0.1%
       Amrep Corp.#....................................   1,471     48,631
       Beazer Homes USA, Inc.#.........................  33,267    282,437
       Brookfield Homes Corp.#.........................   9,605    161,940
       Hovnanian Enterprises, Inc., Class A+#..........  31,849    240,779
       M/I Homes, Inc.#................................  10,261    102,918
       Meritage Homes Corp.+#..........................  22,311    304,991
       Standard - Pacific Corp.#.......................  55,081    190,580
       WCI Communities, Inc.+#.........................  26,269     88,264
                                                                ----------
                                                                 1,420,540
                                                                ----------
     Cable TV -- 0.1%
       Charter Communications, Inc., Class A+#......... 347,660    458,911
       LodgeNet Entertainment Corp.+#..................  19,333    371,194
       Mediacom Communications Corp., Class A+#........  46,138    208,082
                                                                ----------
                                                                 1,038,187
                                                                ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                   Security Description            Shares  (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Capacitors -- 0.0%
           KEMET Corp.+........................... 71,430 $   442,866
                                                          -----------
          Casino Hotels -- 0.1%
           Ameristar Casinos, Inc.#............... 21,507     675,105
           Monarch Casino & Resort, Inc.+......... 10,216     261,325
           MTR Gaming Group, Inc.+#............... 17,435     120,650
           Riviera Holdings Corp.+................  8,652     236,200
           Trump Entertainment Resorts, Inc.+#.... 26,457     136,783
                                                          -----------
                                                            1,430,063
                                                          -----------
          Casino Services -- 0.2%
           Bally Technologies, Inc.+.............. 45,310   1,889,427
           Shuffle Master, Inc.+#................. 29,965     400,632
                                                          -----------
                                                            2,290,059
                                                          -----------
          Cellular Telecom -- 0.1%
           Centennial Communications Corp.+....... 20,301     180,679
           iPCS, Inc.(1)(2)(3).................... 14,461     500,351
           Rural Cellular Corp. Class A+.......... 10,375     457,122
           Syniverse Holdings, Inc.+.............. 23,226     362,790
                                                          -----------
                                                            1,500,942
                                                          -----------
          Chemicals - Diversified -- 0.3%
           Georgia Gulf Corp.#.................... 29,262     217,709
           Innophos Holdings, Inc.#............... 17,683     253,044
           Innospec, Inc.......................... 20,430     358,751
           Olin Corp.............................. 62,734   1,313,650
           Rockwood Holdings, Inc.+............... 29,821   1,004,371
           ShengdaTech, Inc.+#.................... 24,345     199,142
                                                          -----------
                                                            3,346,667
                                                          -----------
          Chemicals - Fibers -- 0.1%
           Zoltek Cos., Inc.+..................... 21,228     904,737
                                                          -----------
          Chemicals - Other -- 0.0%
           American Vanguard Corp.#............... 15,479     253,082
                                                          -----------
          Chemicals - Plastics -- 0.1%
           A. Schulman, Inc....................... 22,941     494,608
           Landec Corp.+.......................... 18,481     242,840
           PolyOne Corp.+......................... 79,111     496,026
           Spartech Corp.......................... 27,199     371,539
                                                          -----------
                                                            1,605,013
                                                          -----------
          Chemicals - Specialty -- 1.3%
           Arch Chemicals, Inc.................... 20,680     850,982
           Balchem Corp.#......................... 15,177     324,484
           Ferro Corp............................. 36,917     782,271
           H.B. Fuller Co......................... 51,606   1,305,116
           Hercules, Inc.......................... 99,191   1,925,297
           Minerals Technologies, Inc............. 16,238   1,086,322
           NewMarket Corp.#....................... 12,169     652,989
           NL Industries, Inc.#...................  6,076      61,307
           OM Group, Inc.+........................ 25,361   1,427,571
           Sensient Technologies Corp............. 39,992   1,106,579
           Stepan Co.#............................  5,280     161,251
           Symyx Technologies, Inc.+#............. 28,270     216,548
           Terra Industries, Inc.+#............... 78,989   2,984,204
           Tronox, Inc., Class B.................. 35,265     285,647
           Valhi, Inc.#...........................  5,730     104,974
           WR Grace & Co.+#....................... 59,622   1,610,390
           Zep Inc+............................... 18,478     242,616
                                                          -----------
                                                           15,128,548
                                                          -----------

                                                                       Value
                   Security Description                      Shares   (Note 2)

-------------------------------------------------------------------------------
Circuit Boards -- 0.1%
 Multi - Fineline Electronix, Inc.+.........................   7,142 $  130,484
 Park Electrochemical Corp..................................  17,183    506,040
 TTM Technologies, Inc.+....................................  35,892    433,934
                                                                     ----------
                                                                      1,070,458
                                                                     ----------
Coal -- 0.3%
 Alpha Natural Resources, Inc.+.............................  55,758  1,566,800
 International Coal Group, Inc.+#........................... 108,097    541,566
 Walter Industries, Inc.....................................  44,292  1,536,489
                                                                     ----------
                                                                      3,644,855
                                                                     ----------
Coatings/Paint -- 0.0%
 Kronos Worldwide, Inc.#....................................   2,040     33,905
                                                                     ----------
Coffee -- 0.1%
 Farmer Brothers Co.#.......................................   5,730    131,733
 Green Mountain Coffee Roasters, Inc.+#.....................  14,642    477,622
 Peet's Coffee & Tea, Inc.+#................................  11,620    310,486
                                                                     ----------
                                                                        919,841
                                                                     ----------
Collectibles -- 0.0%
 RC2 Corp.+.................................................  16,126    468,944
                                                                     ----------
Commerce -- 0.1%
 Ariba, Inc.+...............................................  66,675    791,432
 Global Sources, Ltd.+#.....................................  13,363    406,636
 i2 Technologies, Inc.+#....................................  13,166    213,026
                                                                     ----------
                                                                      1,411,094
                                                                     ----------
Commercial Services -- 0.7%
 Arbitron, Inc.#............................................  24,019    957,157
 CoStar Group, Inc.+#.......................................  16,330    786,943
 CPI Corp.#.................................................   4,428    122,921
 DynCorp International, Inc., Class A+......................  21,240    443,916
 ExlService Holdings, Inc.+#................................  19,225    460,823
 First Advantage Corp., Class A+#...........................   6,320    115,024
 HMS Holdings Corp.+........................................  17,863    554,646
 ICT Group, Inc.+#..........................................   6,894     76,386
 Live Nation, Inc.+.........................................  62,400    837,408
 PeopleSupport, Inc.+#......................................  20,042    281,590
 PHH Corp.+.................................................  45,521  1,008,745
 Pre - Paid Legal Services, Inc.+...........................   7,659    383,027
 Source Interlink Cos., Inc.+#..............................  29,257     58,807
 Standard Parking Corp.+....................................   4,182    193,919
 Steiner Leisure, Ltd.+.....................................  13,705    585,204
 Team, Inc.+#...............................................  13,473    402,573
 TeleTech Holdings, Inc.+...................................  35,558    736,406
 The Providence Service Corp.+#.............................   9,847    275,519
                                                                     ----------
                                                                      8,281,014
                                                                     ----------
Commercial Services - Finance -- 1.0%
 Advance America Cash Advance Centers, Inc..................  56,777    517,806
 Bankrate, Inc.+#...........................................   9,574    374,726
 CBIZ, Inc.+#...............................................  40,372    373,037
 Clayton Holdings, Inc.+#...................................  10,202     40,094
 Coinstar, Inc.+#...........................................  23,659    618,210
 Deluxe Corp................................................  44,153  1,394,793
 Dollar Financial Corp.+#...................................  13,656    408,041
 Euronet Worldwide, Inc.+#..................................  39,004  1,277,771
 Global Cash Access Holdings, Inc.+.........................  37,582    130,785
 Heartland Payment Systems, Inc.#...........................  13,889    448,337
 Interactive Data Corp......................................  30,699    958,730
 Jackson Hewitt Tax Service, Inc.#..........................  25,571    824,665
 Morningstar, Inc.+#........................................  10,463    851,165
 Net 1 UEPS Technologies, Inc.+#............................  35,578  1,101,495

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                   Security Description            Shares  (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Commercial Services - Finance
           (continued)
           QC Holdings, Inc.#.....................  6,739 $    93,605
           TNS, Inc.#............................. 20,595     323,754
           Wright Express Corp.+.................. 33,976   1,289,389
                                                          -----------
                                                           11,026,403
                                                          -----------
          Communications Software -- 0.2%
           Avid Technology, Inc.+#................ 35,128     931,946
           Digi International, Inc.+.............. 21,482     330,393
           DivX, Inc.+#........................... 19,757     334,486
           InPhonic, Inc.+#....................... 21,042         297
           Seachange International, Inc.+......... 25,058     188,937
           Smith Micro Software, Inc.+#........... 25,209     201,924
                                                          -----------
                                                            1,987,983
                                                          -----------
          Computer Aided Design -- 0.5%
           Ansys, Inc.+........................... 65,955   2,563,011
           Aspen Technology, Inc.+................ 74,940   1,270,983
           MSC.Software Corp.+#................... 37,333     493,169
           Parametric Technology Corp.+........... 97,717   1,631,874
                                                          -----------
                                                            5,959,037
                                                          -----------
          Computer Graphics -- 0.0%
           Monotype Imaging Holdings, Inc.+#......  9,359     149,651
           Trident Microsystems, Inc.+#........... 48,580     305,082
                                                          -----------
                                                              454,733
                                                          -----------
          Computer Services -- 0.7%
           CACI International, Inc., Class A+..... 26,291   1,193,349
           CIBER, Inc.+........................... 46,187     314,995
           COMSYS IT Partners, Inc.+.............. 14,916     199,129
           iGate Corp.+........................... 18,580     157,187
           IHS, Inc.+............................. 26,760   1,876,946
           Limelight Networks, Inc.+#............. 15,704     124,847
           LivePerson, Inc.+...................... 34,390     171,950
           Manhattan Associates, Inc.+............ 21,741     589,833
           Ness Technologies, Inc.+............... 29,050     273,361
           Perot Systems Corp., Class A+.......... 74,272     976,677
           SI International, Inc.+................ 11,151     289,480
           SRA International, Inc.+............... 35,135     960,591
           SYKES Enterprises, Inc.+............... 27,983     516,566
           Syntel, Inc.#.......................... 10,711     385,917
           Tyler Technologies, Inc.+#............. 33,132     498,968
           Virtusa Corp.+.........................  3,748      66,227
                                                          -----------
                                                            8,596,023
                                                          -----------
          Computer Software -- 0.2%
           Blackbaud, Inc......................... 37,391   1,064,148
           Double - Take Software, Inc.+..........  7,137     176,998
           Guidance Software, Inc.+...............  2,794      34,394
           Omniture, Inc.+........................ 29,184     829,117
                                                          -----------
                                                            2,104,657
                                                          -----------
          Computers -- 0.1%
           Palm, Inc.#............................ 88,008     613,416
           Rackable Systems, Inc.+#............... 24,350     259,327
                                                          -----------
                                                              872,743
                                                          -----------
          Computers - Integrated Systems -- 0.7%
           3D Systems Corp.+#..................... 14,975     263,111
           Agilysys, Inc.......................... 22,452     311,858
           Cray, Inc.+............................ 27,618     161,013
           Echelon Corp.+#........................ 25,462     427,507
           Integral Systems, Inc#.................  7,980     198,941
           Jack Henry & Associates, Inc........... 66,976   1,792,278
           Mercury Computer Systems, Inc.+#....... 18,902     277,103
           MICROS Systems, Inc.+.................. 34,472   2,486,810

                                                             Value
                   Security Description            Shares   (Note 2)

          ------------------------------------------------------------
          Computers - Integrated Systems
           (continued)
           MTS Systems Corp.......................  15,088 $   618,457
           Radiant Systems, Inc.+.................  22,333     356,658
           Radisys Corp.+#........................  18,677     290,241
           Stratasys, Inc.+#......................  17,548     438,525
           Super Micro Computer, Inc.+#...........   7,851      64,849
                                                           -----------
                                                             7,687,351
                                                           -----------
          Computers - Memory Devices -- 0.3%
           Data Domain, Inc.+.....................   7,700     198,506
           Hutchinson Technology, Inc.+#..........  22,144     582,609
           Imation Corp.#.........................  29,935     600,795
           Isilon Systems, Inc.+#.................   7,243      40,923
           Netezza Corp+#.........................   8,613     114,122
           Quantum Corp.+#........................ 166,747     528,588
           Silicon Graphics, Inc.+#...............   5,546      94,338
           Silicon Storage Technology, Inc.+......  77,269     219,444
           Smart Modular Technologies WWH, Inc.+..  42,652     358,277
           STEC, Inc.+#...........................  27,529     256,570
                                                           -----------
                                                             2,994,172
                                                           -----------
          Computers - Periphery Equipment -- 0.4%
           Electronics for Imaging, Inc.+.........  48,340   1,108,920
           Immersion Corp.+.......................  25,642     336,679
           Rimage Corp.+..........................   8,593     214,223
           Sigma Designs, Inc.+#..................  23,895   1,553,653
           Synaptics, Inc.+.......................  21,829   1,212,383
                                                           -----------
                                                             4,425,858
                                                           -----------
          Computers - Voice Recognition -- 0.0%
           Intervoice, Inc.+......................  33,047     323,200
                                                           -----------
          Consulting Services -- 0.9%
           BearingPoint, Inc.+#................... 171,506     625,997
           CRA International, Inc.+...............   9,349     432,485
           Diamond Management & Technology
             Consultants, Inc.....................  24,027     178,520
           Forrester Research, Inc.+..............  12,854     336,518
           FTI Consulting, Inc.+#.................  40,321   2,298,297
           Gartner, Inc.+.........................  58,684   1,108,541
           Huron Consulting Group, Inc.+..........  15,864   1,162,355
           LECG Corp.+#...........................  21,484     340,736
           MAXIMUS, Inc...........................  18,611     725,829
           Navigant Consulting, Inc.+#............  40,390     524,262
           The Advisory Board Co.+#...............  15,367     999,009
           Watson Wyatt Worldwide, Inc., Class A..  36,381   1,675,345
                                                           -----------
                                                            10,407,894
                                                           -----------
          Consumer Products - Misc. -- 0.6%
           American Greetings Corp., Class A#.....  47,122   1,096,058
           Blyth, Inc.............................  21,627     425,403
           Central Garden and Pet Co. Class A+....  59,414     311,923
           CSS Industries, Inc.#..................   6,669     263,959
           Fossil, Inc.+..........................  37,128   1,609,127
           Helen of Troy, Ltd.+#..................  25,774     467,283
           Russ Berrie & Co., Inc.+#..............  14,146     234,824
           Spectrum Brands, Inc.+#................  33,293     172,125
           Tupperware Brands Corp.................  52,291   1,823,910
           WD - 40 Co.............................  14,963     593,582
                                                           -----------
                                                             6,998,194
                                                           -----------
          Containers - Metal/Glass -- 0.2%
           Greif, Inc., Class A...................  28,238   1,668,019
           Silgan Holdings, Inc...................  21,097   1,131,432
                                                           -----------
                                                             2,799,451
                                                           -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Containers - Paper/Plastic -- 0.0%
           AEP Industries, Inc.+..................   4,773 $  163,284
           Chesapeake Corp.#......................  16,948    103,383
           Graphic Packaging Corp.+#..............  58,461    239,690
                                                           ----------
                                                              506,357
                                                           ----------
          Cosmetics & Toiletries -- 0.2%
           Chattem, Inc.+.........................  14,432  1,023,373
           Elizabeth Arden, Inc.+.................  20,746    498,527
           Inter Parfums, Inc.#...................   7,319    133,718
           Revlon, Inc., Class A+#................ 167,309    187,386
                                                           ----------
                                                            1,843,004
                                                           ----------
          Data Processing/Management -- 0.2%
           BladeLogic, Inc.+......................   4,935    120,710
           Commvault Systems, Inc.+...............  30,188    672,287
           CSG Systems International, Inc.+.......  31,594    523,513
           FalconStor Software, Inc.+.............  27,226    329,707
           infoUSA, Inc...........................  27,658    238,688
           Pegasystems, Inc.......................  11,409    141,243
           Schawk, Inc.#..........................  12,524    179,970
                                                           ----------
                                                            2,206,118
                                                           ----------
          Decision Support Software -- 0.1%
           Interactive Intelligence, Inc.+........  11,084    289,071
           QAD, Inc.#.............................  12,292    104,605
           SPSS, Inc.+............................  15,648    565,518
           Wind River Systems, Inc.+..............  63,504    648,376
                                                           ----------
                                                            1,607,570
                                                           ----------
          Dental Supplies & Equipment -- 0.1%
           Align Technology, Inc.+................  50,351    850,428
           Sirona Dental Systems, Inc.+#..........  14,248    385,551
                                                           ----------
                                                            1,235,979
                                                           ----------
          Diagnostic Equipment -- 0.2%
           Hansen Medical, Inc.+#.................   8,145    240,196
           Immucor, Inc.+.........................  58,601  1,943,795
                                                           ----------
                                                            2,183,991
                                                           ----------
          Diagnostic Kits -- 0.4%
           Inverness Medical Innovations, Inc.+#..  54,801  3,215,723
           Meridian Bioscience, Inc...............  33,792  1,042,483
           OraSure Technologies, Inc.+#...........  39,284    372,412
           Quidel Corp.+..........................  24,420    461,538
                                                           ----------
                                                            5,092,156
                                                           ----------
          Direct Marketing -- 0.0%
           Gaiam, Inc.+...........................  14,723    346,727
           ValueVision Media, Inc., Class A+#.....  26,099    171,731
                                                           ----------
                                                              518,458
                                                           ----------
          Disposable Medical Products -- 0.1%
           ICU Medical, Inc.+#....................  10,988    407,874
           Medical Action Industries, Inc.+.......  11,838    236,878
           Merit Medical Systems, Inc.+...........  23,294    338,462
           Volcano Corp.+.........................  24,542    358,559
                                                           ----------
                                                            1,341,773
                                                           ----------
          Distribution/Wholesale -- 0.9%
           Beacon Roofing Supply, Inc.+#..........  37,660    346,848
           Beijing Med - Pharm Corp.+#............  25,980    262,918
           BlueLinx Holdings, Inc.#...............   9,798     40,172
           Brightpoint, Inc.+.....................  43,266    718,648
           Building Materials Holding Corp.#......  25,001    143,006
           Central European Distribution Corp.+#..  30,066  1,503,300
           Core - Mark Holding Co., Inc.+#........   7,800    209,274

                                                                      Value
                   Security Description                      Shares  (Note 2)

-------------------------------------------------------------------------------
Distribution/Wholesale (continued)
 Houston Wire & Cable Co.#.................................. 13,332 $   197,447
 LKQ Corp.+#................................................ 47,872   1,900,997
 MWI Veterinary Supply, Inc.+#..............................  7,246     304,912
 NuCo2, Inc.+#.............................................. 13,067     360,388
 Owens & Minor, Inc......................................... 34,461   1,353,283
 Scansource, Inc.+#......................................... 21,901     772,667
 United Stationers, Inc.+................................... 21,279   1,077,994
 Watsco, Inc.#.............................................. 19,475     705,969
                                                                    -----------
                                                                      9,897,823
                                                                    -----------
Diversified Financial Services -- 0.0%
 Newstar Financial Inc+#.................................... 11,753     107,893
                                                                    -----------
Diversified Manufacturing Operations -- 1.1%
 A.O. Smith Corp............................................ 17,503     619,431
 Actuant Corp., Class A#.................................... 46,636   1,476,962
 Acuity Brands, Inc......................................... 36,957   1,459,432
 Ameron International Corp.#................................  7,750     819,795
 AZZ, Inc.+#................................................  9,915     265,524
 Barnes Group, Inc.#........................................ 39,202   1,213,694
 Blount International, Inc.+................................ 32,378     397,278
 EnPro Industries, Inc.+.................................... 18,254     558,572
 ESCO Technologies, Inc.+#.................................. 22,072     816,222
 Federal Signal Corp.#...................................... 40,782     468,993
 GenTek, Inc.+#.............................................  7,366     220,980
 Griffon Corp.+#............................................ 25,373     327,819
 Koppers Holdings, Inc...................................... 14,920     573,525
 Lancaster Colony Corp...................................... 19,109     736,079
 LSB Industries, Inc.+...................................... 13,215     299,716
 Matthews International Corp., Class A...................... 26,879   1,186,439
 Park - Ohio Holdings Corp.+................................  6,820     160,543
 Raven Industries, Inc.#.................................... 13,615     472,849
 Standex International Corp................................. 10,576     201,790
 Tredegar Corp.............................................. 25,397     367,241
                                                                    -----------
                                                                     12,642,884
                                                                    -----------
Diversified Minerals -- 0.1%
 AMCOL International Corp.#................................. 21,828     829,027
 General Moly Inc+#......................................... 41,301     440,269
                                                                    -----------
                                                                      1,269,296
                                                                    -----------
Diversified Operations -- 0.0%
 Resource America, Inc., Class A#........................... 11,235     182,232
                                                                    -----------
Diversified Operations/Commerical Services -- 0.2%
 Chemed Corp................................................ 20,347   1,101,790
 Compass Diversified Trust.................................. 18,007     268,124
 Viad Corp.................................................. 17,929     555,978
 Volt Information Sciences, Inc.+#.......................... 12,065     153,467
                                                                    -----------
                                                                      2,079,359
                                                                    -----------
Drug Delivery Systems -- 0.2%
 Alkermes, Inc.+............................................ 85,550   1,219,943
 Bentley Pharmaceuticals, Inc.+#............................ 16,258     204,688
 I - Flow Corp.+#........................................... 17,451     290,908
 Nastech Pharmaceutical Co., Inc.+#......................... 21,677      82,373
 Noven Pharmaceuticals, Inc.+#.............................. 21,131     334,504
 Penwest Pharmaceuticals Co.+#.............................. 19,813     120,661
                                                                    -----------
                                                                      2,253,077
                                                                    -----------
E - Commerce/Products -- 0.2%
 1 - 800 - FLOWERS.COM, Inc., Class A+#..................... 20,572     215,389
 Blue Nile, Inc.+#.......................................... 11,409     842,098
 FTD Group, Inc............................................. 16,275     218,085
 Mercadolibre, Inc.+........................................ 13,686     580,423
 Overstock.com, Inc.+#...................................... 14,003     324,449

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     E - Commerce/Products (continued)
      Shutterfly, Inc.+................................  12,418 $   353,789
      Stamps.com, Inc.+#...............................  14,021     178,067
                                                                -----------
                                                                  2,712,300
                                                                -----------
     E - Commerce/Services -- 0.4%
      Move, Inc.+......................................  88,733     208,523
      Orbitz Worldwide, Inc.+..........................  28,920     231,360
      priceline.com, Inc.+#............................  32,235   3,668,343
                                                                -----------
                                                                  4,108,226
                                                                -----------
     E - Marketing/Info -- 0.3%
      Comscore Inc+#...................................   5,090     165,170
      Digital River, Inc.+.............................  35,179   1,360,372
      Liquidity Services, Inc.+#.......................   9,027     107,782
      ValueClick, Inc.+................................  84,926   2,007,651
                                                                -----------
                                                                  3,640,975
                                                                -----------
     E - Services/Consulting -- 0.2%
      GSI Commerce, Inc.+#.............................  17,001     444,066
      Keynote Systems, Inc.+...........................  13,348     183,669
      Perficient, Inc.+#...............................  24,925     417,992
      RightNow Technologies, Inc.+#....................  15,368     278,929
      Sapient Corp.+#..................................  69,351     502,101
      Websense, Inc.+..................................  38,261     625,185
                                                                -----------
                                                                  2,451,942
                                                                -----------
     Educational Software -- 0.2%
      Blackboard, Inc.+#...............................  24,303     947,817
      INVESTools, Inc.+................................  44,497     687,479
      Renaissance Learning, Inc.#......................   7,242      94,291
                                                                -----------
                                                                  1,729,587
                                                                -----------
     Electric Products - Misc. -- 0.2%
      GrafTech International, Ltd.+....................  88,713   1,425,618
      Littelfuse, Inc.+................................  18,912     630,715
                                                                -----------
                                                                  2,056,333
                                                                -----------
     Electric - Distribution -- 0.0%
      EnerNOC, Inc.+#..................................   3,487     159,600
                                                                -----------
     Electric - Integrated -- 1.6%
      Allete, Inc.#....................................  21,815     893,542
      Aquila, Inc.+.................................... 318,763   1,262,301
      Avista Corp......................................  44,881     959,556
      Black Hills Corp.................................  32,046   1,335,036
      Central Vermont Public Service Corp..............   8,664     239,646
      CH Energy Group, Inc.#...........................  13,410     594,331
      Cleco Corp.#.....................................  50,777   1,418,709
      El Paso Electric Co.+............................  38,950   1,001,405
      IDACORP, Inc.#...................................  37,421   1,315,722
      MGE Energy, Inc.#................................  18,050     633,014
      Northwestern Corp................................  30,549     850,790
      Osiris Therapeutics, Inc.+#......................  11,563     129,159
      Otter Tail Corp.#................................  25,291     847,501
      Pike Electric Corp.+#............................  15,115     240,329
      PNM Resources, Inc...............................  65,242   1,447,068
      Portland General Electric Co.....................  25,950     694,682
      The Empire District Electric Co.#................  25,831     595,146
      UIL Holdings Corp................................  21,401     766,584
      Unisource Energy Corp............................  30,009     928,178
      Westar Energy, Inc...............................  85,035   2,203,257
                                                                -----------
                                                                 18,355,956
                                                                -----------
     Electric - Transmission -- 0.2%
      ITC Holdings Corp................................  36,158   1,845,504
                                                                -----------

                                                                Value
                    Security Description              Shares   (Note 2)

       ------------------------------------------------------------------
       Electronic Components - Misc. -- 0.6%
         Bel Fuse, Inc., Class B.....................  10,112 $   302,551
         Benchmark Electronics, Inc.+................  61,791   1,109,149
         CTS Corp....................................  30,528     322,681
         Cubic Corp..................................  13,230     522,320
         Daktronics, Inc.#...........................  27,041     630,867
         Methode Electronics, Inc....................  31,103     374,791
         OSI Systems, Inc.+#.........................  12,885     319,419
         Plexus Corp.+...............................  39,418   1,173,080
         Rogers Corp.+#..............................  15,034     662,398
         Stoneridge, Inc.+...........................  12,076     100,472
         Technitrol, Inc.............................  34,703     928,999
                                                              -----------
                                                                6,446,727
                                                              -----------
       Electronic Components - Semiconductors -- 1.5%
         Actel Corp.+................................  22,161     242,885
         Advanced Analogic Technologies, Inc.+.......  32,459     349,583
         AMIS Holdings, Inc.+........................  56,866     436,162
         Amkor Technology, Inc.+#....................  88,992     733,294
         Applied Micro Circuits Corp................. 240,942     604,764
         Authentec Inc+..............................   6,603     112,911
         Cavium Network, Inc.+#......................   5,740     147,231
         Conexant Systems, Inc.+#.................... 417,283     463,184
         Diodes, Inc.+#..............................  25,337     745,415
         DSP Group, Inc.+............................  27,586     373,239
         IPG Photonics Corp.+........................   8,544     173,870
         IXYS Corp.+#................................  22,023     170,238
         Lattice Semiconductor Corp.+................  97,641     328,074
         Microsemi Corp.+#...........................  64,885   1,484,569
         Microtune, Inc.+#...........................  45,593     237,084
         MIPS Technologies, Inc.+#...................  36,905     209,620
         Monolithic Power Systems, Inc.+#............  20,178     384,996
         Netlogic Microsystems, Inc.+#...............  14,006     409,675
         OmniVision Technologies, Inc.+#.............  46,728     870,075
         ON Semiconductor Corp.+#.................... 206,500   1,897,735
         PLX Technology, Inc.+#......................  24,390     239,998
         PMC - Sierra, Inc.+#........................ 181,774   1,276,053
         Semtech Corp.+..............................  53,496     816,349
         Silicon Image, Inc.+........................  74,661     350,907
         SiRF Technology Holdings, Inc.+#............  51,056   1,229,939
         Skyworks Solutions, Inc.+................... 136,027   1,235,125
         Spansion, Inc. Class A+#....................  76,538     408,713
         Supertex, Inc.+#............................   9,704     329,451
         Syntax - Brillian Corp.+#...................  48,797     141,999
         Volterra Semiconductor Corp.+#..............  18,104     224,128
         Zoran Corp.+................................  42,196     920,717
                                                              -----------
                                                               17,547,983
                                                              -----------
       Electronic Design Automation -- 0.2%
         Ansoft Corp.+...............................  14,470     419,775
         Comtech Group, Inc.+#.......................  16,717     296,560
         Magma Design Automation, Inc.+#.............  34,576     461,935
         Mentor Graphics Corp.+......................  76,204     829,861
                                                              -----------
                                                                2,008,131
                                                              -----------
       Electronic Measurement Instruments -- 0.7%
         Analogic Corp...............................  11,263     606,175
         Badger Meter, Inc.#.........................  12,104     472,056
         Eagle Test Systems, Inc.+...................  10,430     114,208
         FARO Technologies, Inc.+....................  14,111     381,279
         FLIR Systems, Inc.+#........................  56,400   3,876,372
         Itron, Inc.+#...............................  25,534   1,980,162
         Measurement Specialties, Inc.+#.............  12,137     298,692
         Zygo Corp.+#................................  13,904     156,976
                                                              -----------
                                                                7,885,920
                                                              -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Electronic Security Devices -- 0.1%
         American Science and Engineering, Inc.#.....   7,807 $   451,635
         LoJack Corp.+...............................  15,942     279,144
         Taser International, Inc.+#.................  52,810     739,868
                                                              -----------
                                                                1,470,647
                                                              -----------
       Electronics - Military -- 0.1%
         EDO Corp.#..................................  15,000     837,300
                                                              -----------
       Energy - Alternate Sources -- 0.3%
         Aventine Renewable Energy Holdings, Inc.+#..  25,601     252,170
         Clean Energy Fuels Corp.+#..................   8,496     126,760
         Comverge, Inc.+#............................   5,028     158,282
         Evergreen Energy, Inc.+#....................  71,172     261,201
         Evergreen Solar, Inc.+#.....................  72,747     958,078
         FuelCell Energy, Inc.+#.....................  56,361     511,194
         Headwaters, Inc.+#..........................  33,530     402,360
         MGP Ingredients, Inc.#......................   8,417      69,188
         Nova Biosource Fuels, Inc.+#................  26,670      42,405
         Pacific Ethanol, Inc.+#.....................  30,263     184,907
         US BioEnergy Corp+#.........................  11,515     104,441
         Verasun Energy Corp.+#......................  33,901     400,371
         Verenium Corp.+#............................  34,615     126,345
                                                              -----------
                                                                3,597,702
                                                              -----------
       Engineering/R&D Services -- 0.5%
         Aecom Technology Corp.+.....................  36,475     969,870
         EMCOR Group, Inc.+..........................  54,259   1,445,460
         ENGlobal Corp.+.............................  14,232     153,848
         Michael Baker Corp.+........................   6,142     214,540
         SAIC, Inc.+#................................ 108,990   2,173,261
         Stanley, Inc.+..............................   6,803     233,343
                                                              -----------
                                                                5,190,322
                                                              -----------
       Engines - Internal Combustion -- 0.1%
         Briggs & Stratton Corp.#....................  42,076     959,333
                                                              -----------
       Enterprise Software/Service -- 1.0%
         Advent Software, Inc.+#.....................  14,763     749,370
         Concur Technologies, Inc.+..................  36,427   1,368,198
         Epicor Software Corp.+......................  49,430     534,833
         Informatica Corp.+..........................  74,448   1,276,783
         JDA Software Group, Inc.+#..................  21,844     457,413
         Lawson Software, Inc.+...................... 104,982   1,020,425
         ManTech International Corp., Class A+.......  16,613     642,757
         MicroStrategy, Inc., Class A+...............   8,135     820,415
         Omnicell, Inc.+.............................  28,611     754,472
         Packeteer, Inc.+#...........................  30,607     206,903
         PROS Holdings, Inc.+........................   6,668     114,690
         Sybase, Inc.+...............................  77,694   1,992,074
         SYNNEX Corp.+#..............................  13,859     286,327
         Taleo Corp., Class A+#......................  14,058     396,857
         The Ultimate Software Group, Inc.+#.........  20,992     685,809
                                                              -----------
                                                               11,307,326
                                                              -----------
       Entertainment Software -- 0.2%
         Glu Mobile, Inc.+...........................   6,300      34,398
         Midway Games, Inc.+#........................  19,670      47,798
         Take - Two Interactive Software, Inc.+#.....  62,043     929,404
         THQ, Inc.+..................................  56,926   1,391,841
                                                              -----------
                                                                2,403,441
                                                              -----------
       Environmental Consulting & Engineering -- 0.1%
         Tetra Tech, Inc.+...........................  49,425   1,024,086
                                                              -----------
       Environmental Monitoring & Detection -- 0.2%
         Clean Harbors, Inc.+........................  14,105     758,003
         Mine Safety Appliances Co.#.................  23,931   1,172,858
                                                              -----------
                                                                1,930,861
                                                              -----------

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Filtration/Separation Products -- 0.2%
 CLARCOR, Inc.#.............................................  43,627 $ 1,553,557
 Polypore International, Inc.+..............................  12,756     222,082
                                                                     -----------
                                                                       1,775,639
                                                                     -----------
Finance - Auto Loans -- 0.0%
 Credit Acceptance Corp.+#..................................   4,355      83,050
                                                                     -----------
Finance - Consumer Loans -- 0.2%
 ASTA Funding, Inc.#........................................   9,568     345,979
 Encore Capital Group, Inc.+#...............................  13,675     140,442
 Nelnet, Inc., Class A#.....................................  14,894     205,388
 Ocwen Financial Corp.+#....................................  30,214     169,199
 Portfolio Recovery Associates, Inc.#.......................  12,854     517,759
 World Acceptance Corp.+#...................................  14,903     470,488
                                                                     -----------
                                                                       1,849,255
                                                                     -----------
Finance - Credit Card -- 0.0%
 Advanta Corp., Class B#....................................  31,536     315,675
 CompuCredit Corp.+#........................................  17,307     224,299
                                                                     -----------
                                                                         539,974
                                                                     -----------
Finance - Investment Banker/Broker -- 0.9%
 Cowen Group, Inc.+#........................................  13,445     144,265
 Evercore Partners, Inc., Class A#..........................   7,839     164,384
 FBR Capital Markets Corp.+.................................  26,432     266,170
 Friedman Billings Ramsey Group, Inc., Class A#............. 119,401     357,009
 GFI Group, Inc.+#..........................................  13,634   1,327,679
 Greenhill & Co., Inc.#.....................................  15,213   1,099,748
 Interactive Brokers Group, Inc., Class A+#.................  34,029   1,000,453
 KBW, Inc.+#................................................  24,899     657,334
 Knight Capital Group, Inc., Class A+.......................  82,607   1,102,803
 LaBranche & Co., Inc.+#....................................  45,236     240,203
 Ladenburg Thalmann Financial Services, Inc.+#..............  83,323     160,813
 optionsXpress Holdings, Inc................................  37,162   1,130,096
 Penson Worldwide, Inc.+....................................  12,370     189,632
 Piper Jaffray Cos., Inc.+..................................  14,885     689,473
 Sanders Morris Harris Group, Inc.#.........................  15,812     153,851
 Stifel Financial Corp.+#...................................  12,720     592,116
 SWS Group, Inc.............................................  18,989     257,491
 Thomas Weisel Partners Group, Inc.+#.......................  18,347     252,088
 TradeStation Group, Inc.+#.................................  24,649     294,062
                                                                     -----------
                                                                      10,079,670
                                                                     -----------
Finance - Leasing Company -- 0.0%
 Financial Federal Corp.#...................................  22,885     505,530
                                                                     -----------
Finance - Mortgage Loan/Banker -- 0.1%
 Centerline Holding Co.#....................................  43,323     523,775
 Delta Financial Corp.#.....................................  14,063      25,876
 Federal Agricultural Mtg. Corp., Class C...................   8,779     238,877
                                                                     -----------
                                                                         788,528
                                                                     -----------
Finance - Other Services -- 0.3%
 Asset Acceptance Capital Corp.#............................  12,691     143,408
 eSPEED, Inc., Class A+ Class A#............................  16,563     167,286
 FCStone Group, Inc.+.......................................   7,493     316,280
 International Securities Exchange Holdings, Inc.#..........  33,081   2,222,712
 MarketAxess Holdings, Inc.+#...............................  26,410     379,248
                                                                     -----------
                                                                       3,228,934
                                                                     -----------
Financial Guarantee Insurance -- 0.2%
 ACA Capital Holdings, Inc.+#...............................   6,493       5,324
 Assured Guaranty, Ltd......................................  57,667   1,301,544
 Primus Guaranty, Ltd.+#....................................  38,304     244,763
 RAM Holdings, Ltd.+........................................  15,477      89,767
 Security Capital Assurance, Ltd.#..........................  20,276     143,554
 Triad Guaranty, Inc.+#.....................................   9,741      83,870
                                                                     -----------
                                                                       1,868,822
                                                                     -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                    Security Description                      Shares  (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Firearms & Ammunition -- 0.0%
  Smith & Wesson Holding Corp.+#............................. 25,229 $  251,281
  Sturm Ruger & Co., Inc.+#.................................. 19,260    178,155
                                                                     ----------
                                                                        429,436
                                                                     ----------
 Food - Baking -- 0.1%
  Flowers Foods, Inc......................................... 65,297  1,516,849
                                                                     ----------
 Food - Canned -- 0.1%
  Treehouse Foods, Inc.+..................................... 26,545    625,666
                                                                     ----------
 Food - Confectionery -- 0.1%
  Tootsie Roll Industries, Inc.#............................. 30,378    748,514
                                                                     ----------
 Food - Dairy Products -- 0.0%
  American Dairy, Inc.+#.....................................  5,823     97,535
                                                                     ----------
 Food - Misc. -- 0.5%
  Cal - Maine Foods, Inc.#................................... 10,722    264,083
  Chiquita Brands International, Inc.+#...................... 36,118    693,104
  Hain Celestial Group, Inc.+#............................... 33,760  1,116,781
  J & J Snack Foods Corp..................................... 11,915    385,808
  Lance, Inc................................................. 26,367    546,851
  M&F Worldwide Corp.+#...................................... 10,318    530,036
  Ralcorp Holdings, Inc.+.................................... 21,842  1,340,880
  Seaboard Corp..............................................    301    454,209
                                                                     ----------
                                                                      5,331,752
                                                                     ----------
 Food - Retail -- 0.3%
  Arden Group, Inc., Class A#................................    965    138,970
  Great Atlantic & Pacific Tea Co., Inc.+#................... 16,703    501,925
  Ingles Markets, Inc., Class A.............................. 10,550    250,984
  Pathmark Stores, Inc.+..................................... 27,301    352,183
  Ruddick Corp............................................... 34,963  1,251,326
  Village Super Market, Class A#.............................  2,608    139,763
  Weis Markets, Inc.......................................... 10,561    432,156
  Winn - Dixie Stores, Inc.+#................................ 29,119    550,640
                                                                     ----------
                                                                      3,617,947
                                                                     ----------
 Food - Wholesale/Distribution -- 0.3%
  Fresh Del Monte Produce, Inc.+#............................ 26,091    806,734
  Nash Finch Co.#............................................ 11,405    407,044
  Performance Food Group Co.+................................ 30,056    832,251
  Spartan Stores, Inc........................................ 18,437    414,832
  United Natural Foods, Inc.+#............................... 36,414  1,066,566
                                                                     ----------
                                                                      3,527,427
                                                                     ----------
 Footwear & Related Apparel -- 0.5%
  Deckers Outdoor Corp.+..................................... 10,878  1,568,281
  Heelys, Inc.+#.............................................  5,476     33,349
  Iconix Brand Group, Inc.+.................................. 43,137    983,092
  Skechers USA, Inc., Class A+............................... 17,348    392,932
  Steven Madden, Ltd.+....................................... 17,435    396,298
  Timberland Co., Class A+................................... 40,168    653,935
  Weyco Group, Inc.#.........................................  6,303    172,576
  Wolverine World Wide, Inc.................................. 46,333  1,147,669
                                                                     ----------
                                                                      5,348,132
                                                                     ----------
 Forestry -- 0.0%
  Deltic Timber Corp.#.......................................  8,927    429,835
                                                                     ----------
 Funeral Services & Related Items -- 0.1%
  Stewart Enterprises, Inc., Class A#........................ 80,816    662,691
                                                                     ----------
 Gambling (Non - Hotel) -- 0.2%
  Dover Downs Gaming & Entertainment, Inc.#.................. 13,302    146,987
  Isle of Capri Casinos, Inc.+#.............................. 13,671    238,969
  Lakes Entertainment, Inc.+#................................ 15,153    100,616
  Pinnacle Entertainment, Inc.+.............................. 50,778  1,393,856
                                                                     ----------
                                                                      1,880,428
                                                                     ----------

                                                                       Value
                    Security Description                      Shares  (Note 2)

 ------------------------------------------------------------------------------
 Gas - Distribution -- 0.9%
  EnergySouth, Inc.#.........................................  6,034 $  333,559
  Laclede Group, Inc.#....................................... 18,377    632,353
  New Jersey Resources Corp.#................................ 23,816  1,201,517
  Nicor, Inc.#............................................... 38,305  1,614,173
  Northwest Natural Gas Co................................... 22,960  1,101,391
  Piedmont Natural Gas, Inc.#................................ 63,466  1,652,655
  South Jersey Industries, Inc.#............................. 25,068    925,009
  Southwest Gas Corp......................................... 35,868  1,037,303
  WGL Holdings, Inc.......................................... 41,877  1,383,616
                                                                     ----------
                                                                      9,881,576
                                                                     ----------
 Golf -- 0.1%
  Callaway Golf Co.#......................................... 56,393    962,065
                                                                     ----------
 Hazardous Waste Disposal -- 0.0%
  American Ecology Corp...................................... 13,798    306,868
                                                                     ----------
 Health Care Cost Containment -- 0.1%
  Corvel Corp.+..............................................  6,478    150,613
  Healthspring, Inc.+........................................ 40,684    768,928
                                                                     ----------
                                                                        919,541
                                                                     ----------
 Home Furnishings -- 0.4%
  American Woodmark Corp.#...................................  9,256    179,289
  Ethan Allen Interiors, Inc.#............................... 22,517    643,085
  Furniture Brands International, Inc.#...................... 41,133    416,677
  Hooker Furniture Corp.#....................................  9,424    158,512
  Kimball International, Inc., Class B#...................... 22,378    298,523
  LA - Z - Boy, Inc.#........................................ 43,705    238,629
  Sealy Corp.#............................................... 38,043    496,081
  Tempur - Pedic International, Inc.#........................ 63,926  1,897,963
                                                                     ----------
                                                                      4,328,759
                                                                     ----------
 Hotels/Motels -- 0.2%
  Gaylord Entertainment Co.+................................. 34,849  1,465,749
  Lodgian, Inc.+............................................. 15,949    182,775
  Marcus Corp.#.............................................. 18,006    324,468
  Morgans Hotel Group Co.+................................... 18,791    347,446
                                                                     ----------
                                                                      2,320,438
                                                                     ----------
 Housewares -- 0.0%
  Libbey, Inc................................................ 12,247    189,951
  Lifetime Brands, Inc.#.....................................  8,751    112,188
  National Presto Industries, Inc.#..........................  3,793    205,429
                                                                     ----------
                                                                        507,568
                                                                     ----------
 Human Resources -- 0.7%
  Administaff, Inc........................................... 19,895    650,169
  AMN Healthcare Services, Inc.+............................. 29,513    498,179
  Barrett Business Services, Inc.#...........................  6,323    103,571
  CDI Corp.#................................................. 10,982    292,890
  Cross Country Healthcare, Inc.+............................ 27,279    397,182
  Emergency Medical Services Corp., Class A+#................  7,903    243,096
  Gevity HR, Inc............................................. 20,798     88,392
  Heidrick & Struggles International, Inc.................... 15,308    555,221
  Hudson Highland Group, Inc.+............................... 21,464    191,244
  Kelly Services, Inc., Class A.............................. 19,818    377,533
  Kenexa Corp.+#............................................. 21,497    416,397
  Kforce, Inc.+.............................................. 27,558    299,004
  Korn/Ferry International+.................................. 40,532    698,366
  Labor Ready, Inc.+......................................... 37,393    562,765
  MPS Group, Inc.+........................................... 87,228    968,231
  On Assignment, Inc.+....................................... 29,891    191,004
  Resources Connection, Inc.................................. 41,706    859,978
  Spherion Corp.+............................................ 47,976    373,253
                                                                     ----------
                                                                      7,766,475
                                                                     ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                    Security Description                      Shares  (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Identification Systems -- 0.3%
  Brady Corp., Class A....................................... 42,878 $1,716,406
  Checkpoint Systems, Inc.+.................................. 33,548    797,101
  Cogent, Inc.+#............................................. 37,043    411,177
  L - 1 Identity Solutions, Inc.+#........................... 50,382    936,098
                                                                     ----------
                                                                      3,860,782
                                                                     ----------
 Independent Power Producer -- 0.1%
  Ormat Technologies, Inc.#.................................. 11,676    589,638
                                                                     ----------
 Industrial Audio & Video Products -- 0.0%
  Sonic Solutions+#.......................................... 19,006    188,730
                                                                     ----------
 Industrial Automated/Robotic -- 0.3%
  Cognex Corp................................................ 37,637    762,902
  Gerber Scientific, Inc.+................................... 19,667    186,837
  Hurco Cos., Inc.+..........................................  4,751    196,074
  Intermec, Inc.+#........................................... 51,550  1,106,778
  iRobot Corp.+#............................................. 13,071    209,397
  Nordson Corp............................................... 28,657  1,513,090
                                                                     ----------
                                                                      3,975,078
                                                                     ----------
 Instruments - Controls -- 0.2%
  Watts Water Technologies, Inc., Class A#................... 26,730    782,120
  Woodward Governor Co....................................... 25,501  1,747,838
  X - Rite, Inc.+............................................ 24,730    307,394
                                                                     ----------
                                                                      2,837,352
                                                                     ----------
 Instruments - Scientific -- 0.4%
  Dionex Corp.+.............................................. 16,185  1,367,147
  FEI Co.+#.................................................. 33,317    829,927
  OYO Geospace Corp.+#.......................................  3,380    353,886
  Varian, Inc.+.............................................. 26,087  1,827,394
                                                                     ----------
                                                                      4,378,354
                                                                     ----------
 Insurance Brokers -- 0.2%
  Crawford & Co., Class B+#.................................. 21,596     86,384
  eHealth, Inc.+............................................. 11,353    351,830
  Hilb Rogal and Hobbs Co.................................... 31,283  1,337,348
                                                                     ----------
                                                                      1,775,562
                                                                     ----------
 Insurance - Life/Health -- 0.5%
  American Equity Investment Life Holding Co.#............... 48,359    435,715
  Delphi Financial Group, Inc., Class A...................... 36,948  1,420,281
  FBL Financial Group, Inc., Class A......................... 12,240    453,737
  Independence Holding Co.#..................................  5,376     72,899
  Kansas City Life Insurance Co..............................  3,955    178,291
  National Western Life Insurance Co., Class A...............  1,919    385,662
  Presidential Life Corp..................................... 18,375    316,785
  Scottish Re Group, Ltd.+................................... 57,847     66,524
  The Phoenix Cos., Inc...................................... 97,071  1,166,793
  Universal American Financial Corp.+........................ 41,504    989,455
                                                                     ----------
                                                                      5,486,142
                                                                     ----------
 Insurance - Multi - line -- 0.2%
  Alfa Corp.................................................. 27,880    602,487
  Citizens, Inc.+#........................................... 29,419    192,989
  Horace Mann Educators Corp................................. 36,747    718,771
  United Fire & Casualty Co.................................. 18,632    574,238
                                                                     ----------
                                                                      2,088,485
                                                                     ----------
 Insurance - Property/Casualty -- 1.4%
  American Physicians Capital, Inc...........................  7,704    323,260
  Amerisafe, Inc.+........................................... 15,991    244,023
  Amtrust Financial Services, Inc............................ 21,781    276,619
  Baldwin & Lyons, Inc., Class B.............................  6,916    186,317
  Castlepoint Holdings, Ltd.#................................  6,741     79,274
  CNA Surety Corp.+.......................................... 14,069    290,243

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Insurance - Property/Casualty (continued)
 Commerce Group, Inc........................................  41,587 $ 1,495,053
 Darwin Professional Underwriters, Inc.+....................   6,531     150,213
 Donegal Group, Inc., Class A...............................  11,303     190,908
 EMC Insurance Group, Inc.#.................................   5,081     123,722
 Employers Holdings, Inc....................................  42,212     750,952
 Enstar Group, Ltd.+#.......................................   5,958     646,443
 First Acceptance Corp.+#...................................  14,538      58,734
 First Mercury Financial Corp.+.............................  10,514     223,107
 FPIC Insurance Group, Inc.+#...............................   7,760     331,585
 Hallmark Financial Services+...............................   3,904      58,404
 Harleysville Group, Inc....................................  12,567     439,845
 Infinity Property & Casualty Corp..........................  13,917     544,016
 James River Group, Inc.#...................................   4,957     169,529
 LandAmerica Financial Group, Inc.#.........................  13,244     348,582
 Meadowbrook Insurance Group, Inc.+.........................  27,268     250,593
 Midland Co.................................................   8,388     536,496
 National Interstate Corp.#.................................   4,511     148,547
 Navigators Group, Inc.+....................................  11,164     655,327
 NYMAGIC, Inc...............................................   4,957     110,442
 PMA Capital Corp., Class A+#...............................  27,761     242,631
 ProAssurance Corp.+........................................  28,361   1,555,317
 RLI Corp...................................................  17,918   1,068,450
 Safety Insurance Group, Inc................................  13,804     503,984
 SeaBright Insurance Holdings, Inc.+........................  17,694     274,434
 Selective Insurance Group, Inc.............................  46,671   1,100,969
 State Auto Financial Corp..................................  12,277     342,283
 Stewart Information Services Corp..........................  14,632     396,088
 Tower Group, Inc...........................................  16,962     549,908
 United America Indemnity, Ltd. Class A+....................  20,983     415,463
 Zenith National Insurance Corp.............................  31,515   1,324,575
                                                                     -----------
                                                                      16,406,336
                                                                     -----------
Insurance - Reinsurance -- 1.0%
 Argo Group International Holdings, Ltd.+...................  24,965     986,367
 Aspen Insurance Holdings, Ltd..............................  74,983   2,159,510
 Flagstone Reinsurance Holdings, Ltd........................  11,683     165,315
 Greenlight Capital Re, Ltd. Class A+#......................   9,122     198,221
 IPC Holdings, Ltd..........................................  51,442   1,520,626
 Max Re Capital, Ltd........................................  51,305   1,452,445
 Montpelier Re Holdings, Ltd................................  87,507   1,515,621
 Odyssey Re Holdings Corp.#.................................  24,097     928,698
 Platinum Underwriters Holdings, Ltd........................  50,921   1,849,451
 Validus Holdings Ltd+......................................  13,448     334,855
                                                                     -----------
                                                                      11,111,109
                                                                     -----------
Internet Application Software -- 0.5%
 Art Technology Group, Inc.+#............................... 108,825     454,889
 CyberSource Corp.+#........................................  54,516     796,479
 DealerTrack Holdings, Inc.+................................  30,441   1,294,960
 eResearch Technology, Inc.+................................  33,320     395,175
 Interwoven, Inc.+..........................................  37,079     455,330
 Lionbridge Technologies, Inc.+#............................  51,482     156,505
 On2 Technologies, Inc.+#................................... 135,906     101,930
 RealNetworks, Inc.+#.......................................  81,826     504,866
 S1 Corp.+..................................................  43,916     325,857
 Vignette Corp.+............................................  22,651     348,372
 Vocus, Inc.+...............................................  11,026     346,216
                                                                     -----------
                                                                       5,180,579
                                                                     -----------
Internet Connectivity Services -- 0.1%
 Cogent Communications Group, Inc.+.........................  42,503     883,212
 Internap Network Services Corp.+#..........................  41,621     414,129
                                                                     -----------
                                                                       1,297,341
                                                                     -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Internet Content - Entertainment -- 0.1%
 NetFlix, Inc.+#............................................  39,953 $  922,914
                                                                     ----------
Internet Content - Information/News -- 0.3%
 CNET Networks, Inc.+#...................................... 128,648    975,152
 Dice Hldgs Inc+............................................  14,459    142,855
 Harris Interactive, Inc.+..................................  44,862    187,972
 HSW Intl Inc+#.............................................  11,163     59,164
 InfoSpace, Inc.............................................  28,068    499,891
 Loopnet, Inc.+#............................................  23,062    354,232
 TechTarget, Inc.+..........................................   6,546     89,418
 The Knot, Inc.+#...........................................  23,498    310,173
 TheStreet.com, Inc.#.......................................  18,589    228,645
 Travelzoo, Inc.+#..........................................   5,977     91,269
                                                                     ----------
                                                                      2,938,771
                                                                     ----------
Internet Financial Services -- 0.0%
 Online Resources Corp.+#...................................  24,521    230,497
                                                                     ----------
Internet Incubators -- 0.1%
 CMGI Inc+..................................................  41,447    429,805
 Internet Capital Group, Inc.+#.............................  32,881    367,281
 Safeguard Scientifics, Inc.+#.............................. 102,877    202,668
                                                                     ----------
                                                                        999,754
                                                                     ----------
Internet Infrastructure Equipment -- 0.1%
 Avocent Corp.+.............................................  42,928  1,068,907
                                                                     ----------
Internet Infrastructure Software -- 0.2%
 AsiaInfo Holdings, Inc.+...................................  26,948    317,986
 Chordiant Software, Inc.+..................................  27,859    279,426
 Imergent, Inc.#............................................  10,481    129,545
 Openwave Systems, Inc.#....................................  70,399    193,597
 TIBCO Software, Inc.+...................................... 162,121  1,269,408
                                                                     ----------
                                                                      2,189,962
                                                                     ----------
Internet Security -- 0.2%
 Blue Coat Systems, Inc.+...................................  23,675    857,272
 iPass, Inc.+#..............................................  42,939    187,643
 Secure Computing Corp.+#...................................  39,639    359,526
 SonicWALL, Inc.+...........................................  55,049    557,096
 Sourcefire, Inc.+..........................................   5,636     45,708
 Vasco Data Security International, Inc.+...................  22,258    499,469
                                                                     ----------
                                                                      2,506,714
                                                                     ----------
Internet Telephone -- 0.1%
 Ibasis, Inc.#..............................................  28,221    149,289
 j2 Global Communications, Inc.+#...........................  41,998  1,021,391
                                                                     ----------
                                                                      1,170,680
                                                                     ----------
Intimate Apparel -- 0.1%
 The Warnaco Group, Inc.+...................................  39,389  1,453,454
                                                                     ----------
Investment Companies -- 0.5%
 Ampal American Israel Class A+#............................  17,377    113,124
 Apollo Investment Corp..................................... 101,495  1,797,476
 Ares Capital Corp.#........................................  59,115    890,272
 Blackrock Kelso Capital Corp...............................   8,487    121,194
 Capital Southwest Corp.#...................................   2,588    311,181
 Gladstone Capital Corp.#...................................  12,123    237,490
 Hercules Technology Growth Capital, Inc.#..................  27,541    325,259
 Kohlberg Capital Corp......................................  12,150    127,454
 MCG Capital Corp...........................................  53,158    600,685
 MVC Capital, Inc...........................................  20,642    331,717
 NexCen Brands, Inc.+#......................................  38,889    175,001
 NGP Capital Resources Co.#.................................  14,841    217,717
 Patriot Capital Funding, Inc.#.............................  17,568    188,329
 PennantPark Investment Corp................................  17,008    195,422

                                                                       Value
                    Security Description                      Shares  (Note 2)

 ------------------------------------------------------------------------------
 Investment Companies (continued)
  Prospect Capital Corp.#.................................... 20,010 $  280,540
  Technology Investment Capital Corp.#....................... 18,159    189,762
                                                                     ----------
                                                                      6,102,623
                                                                     ----------
 Investment Management/Advisor Services -- 0.5%
  Calamos Asset Management, Inc., Class A.................... 18,141    537,155
  Cohen & Steers, Inc.#...................................... 14,876    422,032
  Epoch Holding Corp.#.......................................  7,398    103,498
  GAMCO Investors, Inc., Class A.............................  4,697    250,350
  National Financial Partners Corp.#......................... 32,042  1,454,707
  U.S. Global Investors, Inc., Class A#...................... 10,050    165,524
  Waddell & Reed Financial, Inc., Class A.................... 71,391  2,440,144
  WP Stewart & Co., Ltd.#.................................... 18,656    106,153
                                                                     ----------
                                                                      5,479,563
                                                                     ----------
 Lasers - System/Components -- 0.4%
  Coherent, Inc.+............................................ 26,723    768,821
  Cymer, Inc.+............................................... 27,185  1,116,488
  Electro Scientific Industries, Inc.+#...................... 24,860    503,415
  Excel Technology, Inc.+.................................... 10,349    279,113
  II - VI, Inc.+............................................. 20,160    676,166
  Ionatron, Inc.+#........................................... 27,142     93,911
  Newport Corp.+#............................................ 29,741    394,366
  Rofin - Sinar Technologies, Inc.+.......................... 13,225  1,204,004
                                                                     ----------
                                                                      5,036,284
                                                                     ----------
 Leisure Products -- 0.1%
  Marine Products Corp.#..................................... 10,085     74,226
  Multimedia Games, Inc.+#................................... 19,592    155,560
  WMS Industries, Inc.+...................................... 34,579  1,154,939
                                                                     ----------
                                                                      1,384,725
                                                                     ----------
 Lighting Products & Systems -- 0.0%
  Universal Display Corp.+#.................................. 22,987    380,665
                                                                     ----------
 Linen Supply & Related Items -- 0.1%
  G&K Services, Inc., Class A................................ 18,308    744,587
  UniFirst Corp.............................................. 12,179    455,129
                                                                     ----------
                                                                      1,199,716
                                                                     ----------
 Machine Tools & Related Products -- 0.0%
  Hardinge, Inc.#............................................  9,453    149,074
                                                                     ----------
 Machinery - Construction & Mining -- 0.3%
  Astec Industries, Inc.+.................................... 16,003    601,073
  Bucyrus International, Inc................................. 31,809  2,789,967
                                                                     ----------
                                                                      3,391,040
                                                                     ----------
 Machinery - Electrical -- 0.3%
  Baldor Electric Co......................................... 38,936  1,314,090
  Franklin Electric Co., Inc.#............................... 16,417    639,606
  Raser Technologies, Inc.+#................................. 26,442    329,732
  Regal - Beloit Corp........................................ 27,188  1,280,011
                                                                     ----------
                                                                      3,563,439
                                                                     ----------
 Machinery - Farming -- 0.1%
  Gehl Co.+#.................................................  8,911    144,447
  Lindsay Corp.#.............................................  9,900    523,908
                                                                     ----------
                                                                        668,355
                                                                     ----------
 Machinery - General Industrial -- 0.7%
  Albany International Corp., Class A#....................... 24,952    964,894
  Altra Holdings, Inc.+......................................  9,761    156,469
  Applied Industrial Technologies, Inc....................... 36,642  1,106,955
  Chart Industries, Inc.+.................................... 11,580    321,924
  Flow International Corp.+#................................. 31,704    250,462
  Intevac, Inc.+............................................. 18,201    285,756

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                      Value
                   Security Description                      Shares  (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Machinery - General Industrial (continued)
 Kadant, Inc.+.............................................. 11,855 $   349,248
 Middleby Corp.+#........................................... 11,640     883,360
 Robbins & Myers, Inc....................................... 11,979     820,561
 Sauer - Danfoss, Inc.......................................  9,334     226,816
 Tennant Co................................................. 14,324     627,821
 Twin Disc, Inc.............................................  3,886     241,437
 Wabtec Corp................................................ 41,429   1,406,100
                                                                    -----------
                                                                      7,641,803
                                                                    -----------
Machinery - Material Handling -- 0.1%
 Cascade Corp.#............................................. 10,048     606,196
 Columbus McKinnon Corp.+................................... 16,021     498,574
 NACCO, Industries, Inc., Class A...........................  4,951     502,031
                                                                    -----------
                                                                      1,606,801
                                                                    -----------
Machinery - Pumps -- 0.1%
 Gorman - Rupp Co.#.........................................  9,763     385,150
 Tecumseh Products Co., Class A+#........................... 13,159     312,790
                                                                    -----------
                                                                        697,940
                                                                    -----------
Machinery - Thermal Process -- 0.0%
 TurboChef Technologies, Inc.+#............................. 16,727     248,730
                                                                    -----------
Marine Services -- 0.0%
 Great Lakes Dredge & Dock Corp.............................  9,996      89,064
 Odyssey Marine Exploration, Inc.+#......................... 34,965     196,853
                                                                    -----------
                                                                        285,917
                                                                    -----------
Medical Imaging Systems -- 0.0%
 Vital Images, Inc.+#....................................... 14,521     261,959
                                                                    -----------
Medical Information Systems -- 0.3%
 Allscripts Healthcare Solutions, Inc.+#.................... 47,094     833,093
 Computer Programs & Systems, Inc.#.........................  7,724     172,014
 Eclipsys Corp.+............................................ 38,862     901,598
 Phase Forward, Inc.+....................................... 34,985     853,634
 Quality Systems, Inc.#..................................... 14,481     428,493
                                                                    -----------
                                                                      3,188,832
                                                                    -----------
Medical Instruments -- 1.1%
 Abaxis, Inc.+#............................................. 17,778     589,696
 AngioDynamics, Inc.+#...................................... 17,855     346,566
 ArthroCare Corp.+#......................................... 23,401   1,266,696
 Bruker BioSciences Corp.+.................................. 55,276     513,514
 Cepheid, Inc.+#............................................ 46,870   1,013,798
 Conceptus, Inc.+#.......................................... 25,016     502,572
 CONMED Corp.+.............................................. 24,067     598,787
 Datascope Corp............................................. 10,935     400,112
 ev3, Inc.+................................................. 62,855     920,197
 Kensey Nash Corp.+#........................................ 10,146     273,536
 Micrus Endovascular Corp.+#................................ 12,765     233,727
 Natus Medical, Inc.+....................................... 18,354     309,632
 NuVasive, Inc.+#........................................... 29,366   1,250,111
 Spectranetics Corp.+#...................................... 26,496     401,944
 Stereotaxis, Inc.+#........................................ 22,251     300,166
 SurModics, Inc.+#.......................................... 12,911     666,724
 Symmetry Medical, Inc.+#................................... 30,026     505,638
 Thoratec Corp.+#........................................... 45,263     886,702
 Ventana Medical Systems, Inc.+............................. 22,832   2,027,938
                                                                    -----------
                                                                     13,008,056
                                                                    -----------
Medical Labs & Testing Services -- 0.0%
 Bio - Reference Laboratories, Inc.+#.......................  9,440     315,957
                                                                    -----------
Medical Laser Systems -- 0.1%
 Cutera, Inc.+#............................................. 10,797     163,467
 Cynosure, Inc. Class A+....................................  6,833     202,872

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Medical Laser Systems (continued)
 LCA - Vision, Inc.#........................................  16,217 $   263,688
 Palomar Medical Technologies, Inc.+#.......................  15,597     273,571
                                                                     -----------
                                                                         903,598
                                                                     -----------
Medical Products -- 1.0%
 ABIOMED, Inc.+#............................................  24,587     315,943
 Accuray, Inc.+.............................................  14,000     232,540
 American Medical Systems Holdings, Inc.+#..................  61,303     838,012
 Cantel Medical Corp.+......................................   9,801     173,380
 Cyberonics, Inc.+#.........................................  18,887     257,619
 Haemonetics Corp.+.........................................  22,582   1,309,982
 Invacare Corp..............................................  24,484     636,584
 Luminex Corp.+#............................................  30,481     488,001
 Mentor Corp.#..............................................  28,759   1,081,051
 Metabolix, Inc.+#..........................................  12,287     264,416
 Minrad International, Inc.+#...............................  40,065     108,576
 Northstar Neuroscience, Inc.+#.............................  16,614     153,347
 NxStage Medical, Inc.+#....................................  17,183     220,973
 Orthofix International NV+.................................  14,071     821,887
 PSS World Medical, Inc.+...................................  57,168   1,096,482
 Sonic Innovations, Inc.+#..................................  22,439     186,917
 TomoTherapy, Inc.+#........................................   9,995     185,907
 Vital Signs, Inc...........................................   9,215     487,566
 West Pharmaceutical Services, Inc.#........................  28,069   1,054,552
 Wright Medical Group, Inc.+................................  30,144     813,285
 Zoll Medical Corp.+........................................  17,348     403,862
                                                                     -----------
                                                                      11,130,882
                                                                     -----------
Medical Sterilization Products -- 0.1%
 STERIS Corp................................................  55,443   1,550,186
                                                                     -----------
Medical - Biomedical/Gene -- 2.4%
 Acorda Therapeutics, Inc.+#................................  21,199     396,633
 Affymax, Inc.+#............................................   3,625      92,292
 Affymetrix, Inc.+#.........................................  58,369   1,216,994
 Alexion Pharmaceuticals, Inc.+.............................  30,982   2,253,011
 AMAG Pharmaceuticals, Inc.+#...............................  14,247     821,055
 American Oriental Bioengineering, Inc.+....................  45,479     532,104
 Applera Corp. - Celera Group+..............................  67,081   1,014,265
 Arena Pharmaceuticals, Inc.+#..............................  61,401     537,259
 ARIAD Pharmaceuticals, Inc.+#..............................  58,426     262,917
 Arqule, Inc.+#.............................................  33,122     214,962
 Bio - Rad Laboratories, Inc., Class A+.....................  15,893   1,603,763
 BioMimetic Therapeutics, Inc.+#............................   9,123     111,209
 Cambrex Corp...............................................  24,390     188,779
 Cell Genesys, Inc.+........................................  66,407     154,728
 CryoLife, Inc.+............................................  20,948     150,407
 Cytokinetics, Inc.+#.......................................  29,274     142,272
 Encysive Pharmaceuticals, Inc.+#...........................  57,957      38,831
 Enzo Biochem, Inc.+#.......................................  26,409     289,443
 Enzon Pharmaceuticals, Inc.+#..............................  37,486     354,618
 Exelixis, Inc.+#...........................................  88,711     774,447
 Genomic Health, Inc.+#.....................................  11,617     281,364
 GenVec, Inc.+#.............................................  56,362     103,706
 Geron Corp.+#..............................................  61,996     401,114
 GTx, Inc.+#................................................  14,334     205,980
 Halozyme Therapeutics, Inc.+#..............................  54,779     464,526
 Human Genome Sciences, Inc.+#.............................. 114,230   1,189,134
 Illumina, Inc.+#...........................................  45,605   2,635,513
 Immunomedics, Inc.+........................................  49,394     111,630
 Incyte Corp.+#.............................................  71,459     613,118
 Integra LifeSciences Holdings Corp.+#......................  15,315     634,807
 InterMune, Inc.+#..........................................  25,448     413,275
 Keryx Biopharmaceuticals, Inc.+#...........................  37,063     340,980
 Kosan Biosciences, Inc.+#..................................  36,178     172,569
 LifeCell Corp.+#...........................................  28,837   1,169,340

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
 Martek Biosciences Corp.+#.................................  27,438 $   709,547
 Maxygen, Inc.+.............................................  20,750     157,077
 Medivation, Inc.+#.........................................  18,153     246,881
 Molecular Insight Pharmaceuticals, Inc.+#..................   4,279      37,612
 Momenta Pharmaceuticals, Inc.+#............................  20,166     107,686
 Myriad Genetics, Inc.+#....................................  36,624   1,765,277
 Nektar Therapeutics+#......................................  77,999     520,253
 Novacea, Inc.+#............................................   6,077      17,319
 Omrix Biopharmaceuticals, Inc.+#...........................  11,654     389,127
 Orexigen Therapeutics, Inc.+#..............................   6,204      81,707
 Protalix BioTherapeutics, Inc.+............................   1,930       7,044
 Regeneration Technologies, Inc.+...........................  25,332     224,948
 Regeneron Pharmaceuticals, Inc.+...........................  54,150   1,179,387
 Savient Pharmaceuticals, Inc.+#............................  45,177     635,189
 Seattle Genetics, Inc.+#...................................  41,490     455,975
 SuperGen, Inc.+#...........................................  45,411     192,089
 Telik, Inc.+#..............................................  44,630     149,510
 Tercica, Inc.+#............................................  28,038     186,172
 XOMA, Ltd.+................................................ 112,036     403,330
                                                                     -----------
                                                                      27,353,175
                                                                     -----------
Medical - Drugs -- 1.5%
 Acadia Pharmaceuticals, Inc.+#.............................  26,349     298,798
 Adams Respiratory Therapeutics, Inc.+#.....................  30,304   1,307,315
 Akorn, Inc.+#..............................................  46,836     357,827
 Amicus Therapeutics, Inc.+#................................   4,255      65,102
 Array Biopharma, Inc.+.....................................  39,986     442,645
 Auxilium Pharmaceuticals, Inc.+#...........................  26,598     746,074
 Biodel, Inc.+#.............................................   4,261      74,866
 Bionovo, Inc.+#............................................  44,699      84,034
 Bradley Pharmaceuticals, Inc.+#............................  10,823     213,105
 Cadence Pharmaceuticals, Inc.+#............................  13,753     185,115
 Cubist Pharmaceuticals, Inc.+..............................  47,081   1,000,000
 Durect Corp.+#.............................................  63,004     365,423
 Emergent Biosolutions, Inc.+#..............................   5,059      28,280
 Idenix Pharmaceuticals, Inc.+#.............................  21,169      50,594
 Indevus Pharmaceuticals, Inc.+#............................  51,860     388,431
 Javelin Pharmaceuticals. Inc.+#............................  36,165     150,446
 Jazz Pharmaceuticals Inc+#.................................   5,096      79,039
 K - V Pharmaceutical Co., Class A+#........................  30,086     848,425
 Ligand Pharmaceuticals, Inc. Class B#......................  72,421     355,587
 Medicis Pharmaceutical Corp., Class A#.....................  47,509   1,277,992
 OSI Pharmaceuticals, Inc.+#................................  49,055   2,287,435
 Pain Therapeutics, Inc.+#..................................  30,615     321,151
 PharMerica Corp.+#.........................................  23,009     338,923
 Pharmion Corp.+............................................  22,137   1,413,226
 Poniard Pharmaceuticals, Inc.+#............................  19,783      89,024
 Pozen, Inc.+#..............................................  21,673     226,049
 Prestige Brands Holdings, Inc.+............................  28,832     241,900
 Rigel Pharmaceuticals, Inc.+#..............................  25,697     183,991
 Salix Pharmaceuticals, Ltd.+#..............................  40,123     455,797
 Santarus, Inc.+#...........................................  43,180     109,677
 Sciele Pharma, Inc.+.......................................  29,999     669,578
 Sirtris Pharmaceuticals, Inc.+#............................   5,154      82,928
 Somaxon Pharmaceuticals, Inc.+.............................   8,641      50,204
 Sucampo Pharmaceuticals, Inc. Class A+.....................   3,669      48,651
 Synta Pharmaceuticals Corp.+#..............................   4,257      31,715
 Valeant Pharmaceuticals International+.....................  80,842     933,725
 ViroPharma, Inc.+#.........................................  59,377     530,830
 XenoPort, Inc.+#...........................................  18,333     964,132
 Zymogenetics, Inc.+#.......................................  33,085     485,688
                                                                     -----------
                                                                      17,783,722
                                                                     -----------

                                                                       Value
                    Security Description                      Shares  (Note 2)

 ------------------------------------------------------------------------------
 Medical - Generic Drugs -- 0.3%
  Alpharma, Inc., Class A+................................... 36,884 $  774,564
  Caraco Pharmaceutical Laboratories, Ltd+#..................  9,031    133,297
  Par Pharmaceutical Cos., Inc.+#............................ 28,775    553,631
  Perrigo Co................................................. 65,382  2,020,304
                                                                     ----------
                                                                      3,481,796
                                                                     ----------
 Medical - HMO -- 0.4%
  AMERIGROUP Corp.+.......................................... 44,889  1,542,835
  Centene Corp.+............................................. 37,105    927,625
  Magellan Health Services, Inc.+............................ 33,269  1,512,076
  Molina Healthcare, Inc.+................................... 11,621    435,671
                                                                     ----------
                                                                      4,418,207
                                                                     ----------
 Medical - Hospitals -- 0.0%
  Medcath Corp.+.............................................  8,576    218,002
                                                                     ----------
 Medical - Nursing Homes -- 0.2%
  Assisted Living Concepts, Inc. Class A+#................... 51,214    352,352
  Kindred Healthcare, Inc.+.................................. 24,433    600,319
  National Healthcare Corp.#.................................  5,941    291,703
  Skilled Healthcare Group, Inc. Class A+.................... 19,054    288,668
  Sun Healthcare Group, Inc.+................................ 36,533    606,083
                                                                     ----------
                                                                      2,139,125
                                                                     ----------
 Medical - Outpatient/Home Medical -- 0.4%
  Air Methods Corp.+#........................................  8,878    467,427
  Amedisys, Inc.+#........................................... 22,081    941,975
  Amsurg Corp.+#............................................. 25,992    672,153
  Apria Healthcare Group, Inc.+.............................. 37,131    804,629
  Gentiva Health Services, Inc.+............................. 23,491    424,247
  Hythiam, Inc.+#............................................ 31,655    102,246
  LHC Group, Inc.+#.......................................... 12,341    315,930
  Odyssey HealthCare, Inc.+.................................. 28,734    287,340
  Radiation Therapy Services, Inc.+#......................... 11,044    344,462
  Res - Care, Inc.+.......................................... 20,724    472,093
                                                                     ----------
                                                                      4,832,502
                                                                     ----------
 Metal Processors & Fabrication -- 0.8%
  Ampco - Pittsburgh Corp....................................  6,153    216,709
  CIRCOR International, Inc.................................. 13,923    604,119
  Dynamic Materials Corp..................................... 10,292    653,233
  Haynes International, Inc.+................................  9,911    837,579
  Kaydon Corp.#.............................................. 24,064  1,217,879
  Ladish Co,. Inc.+#......................................... 12,342    545,023
  LB Foster Co., Class A+#...................................  8,992    411,924
  Mueller Industries, Inc.................................... 31,515    952,698
  Quanex Corp................................................ 31,561  1,579,312
  RBC Bearings, Inc.+........................................ 18,067    664,504
  Sun Hydraulics Corp.#......................................  9,488    275,626
  Trimas Corp.+.............................................. 11,995    133,145
  Worthington Industries, Inc.#.............................. 58,776  1,245,463
                                                                     ----------
                                                                      9,337,214
                                                                     ----------
 Metal Products - Distribution -- 0.0%
  A.M. Castle & Co........................................... 11,980    300,698
  Lawson Products, Inc.#.....................................  3,559    120,401
                                                                     ----------
                                                                        421,099
                                                                     ----------
 Metal - Aluminum -- 0.2%
  Century Aluminum Co.+...................................... 24,875  1,426,332
  Kaiser Aluminum Corp....................................... 12,848    914,007
                                                                     ----------
                                                                      2,340,339
                                                                     ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Metal - Diversified -- 0.2%
 Apex Silver Mines, Ltd.+#..................................  49,886 $   850,556
 Hecla Mining Co.+#......................................... 102,315   1,200,155
                                                                     -----------
                                                                       2,050,711
                                                                     -----------
Mining -- 0.1%
 Royal Gold, Inc.#..........................................  21,643     621,587
 US Gold Corp.+.............................................  43,836     150,357
                                                                     -----------
                                                                         771,944
                                                                     -----------
Miscellaneous Manufacturing -- 0.3%
 American Railcar Industries, Inc...........................   8,331     128,131
 AptarGroup, Inc............................................  58,886   2,485,578
 Freightcar America, Inc.#..................................  10,426     354,171
 Reddy Ice Holdings, Inc.#..................................  18,554     484,074
                                                                     -----------
                                                                       3,451,954
                                                                     -----------
Motion Pictures & Services -- 0.1%
 Macrovision Corp.+#........................................  45,118   1,124,341
                                                                     -----------
MRI/Medical Diagnostic Imaging -- 0.1%
 Alliance Imaging, Inc.+....................................  21,704     207,273
 Nighthawk Radiology Holdings, Inc.+#.......................  17,931     379,062
                                                                     -----------
                                                                         586,335
                                                                     -----------
Multilevel Direct Selling -- 0.1%
 Nu Skin Enterprises, Inc., Class A#........................  42,794     757,026
                                                                     -----------
Multimedia -- 0.3%
 Belo Corp., Class A........................................  72,027   1,192,767
 Entravision Communications Corp., Class A+.................  58,819     439,966
 Gemstar - TV Guide International, Inc.+#................... 213,027   1,256,860
 Journal Communications, Inc., Class A......................  37,171     338,256
 Martha Stewart Living Omnimedia, Inc., Class A+#...........  22,600     229,390
 Media General, Inc., Class A#..............................  18,808     465,874
                                                                     -----------
                                                                       3,923,113
                                                                     -----------
Music -- 0.0%
 Steinway Musical Instruments, Inc..........................   6,827     192,863
                                                                     -----------
Networking Products -- 1.1%
 3Com Corp.+................................................ 331,083   1,426,968
 Acme Packet, Inc.+#........................................  18,790     231,117
 Adaptec, Inc.+............................................. 100,681     337,281
 Anixter International, Inc.+#..............................  26,276   1,694,802
 Atheros Communications, Inc.+..............................  47,018   1,386,561
 BigBand Networks, Inc.+#...................................  10,490      62,835
 Black Box Corp.............................................  14,767     543,426
 Extreme Networks, Inc.+.................................... 100,772     366,810
 Foundry Networks, Inc.+.................................... 123,945   2,185,150
 Hypercom Corp.+............................................  45,304     242,376
 Infinera Corp.+............................................  14,528     316,856
 Ixia+#.....................................................  37,278     385,082
 Netgear, Inc.+.............................................  29,447     997,959
 Polycom, Inc.+.............................................  78,005   1,893,181
 Starent Networks Corp.+#...................................  11,041     230,757
 Switch & Data Facilities Co., Inc.+#.......................  10,851     206,061
 Veraz Networks, Inc.+#.....................................   7,706      36,526
                                                                     -----------
                                                                      12,543,748
                                                                     -----------
Non - Ferrous Metals -- 0.3%
 Brush Engineered Materials, Inc.+#.........................  17,270     772,487
 Horsehead Hldg Corp+#......................................   4,763      79,209
 RTI International Metals, Inc.+............................  19,622   1,441,039
 Uranium Resources, Inc.+#..................................  44,392     526,489
 USEC, Inc.+#...............................................  91,408     750,460
                                                                     -----------
                                                                       3,569,684
                                                                     -----------

                                                                       Value
                   Security Description                      Shares   (Note 2)

-------------------------------------------------------------------------------
Non - Hazardous Waste Disposal -- 0.2%
 Casella Waste Systems, Inc., Class A+......................  19,341 $  289,535
 Waste Connections, Inc.+#..................................  58,429  1,859,795
 Waste Industries USA, Inc..................................   4,305    145,509
 Waste Services, Inc.+#.....................................  16,544    152,866
                                                                     ----------
                                                                      2,447,705
                                                                     ----------
Office Automation & Equipment -- 0.1%
 IKON Office Solutions, Inc.................................  91,480  1,155,392
                                                                     ----------
Office Furnishings - Original -- 0.3%
 CompX International, Inc...................................   1,042     14,692
 Herman Miller, Inc.........................................  54,020  1,482,849
 Interface, Inc. Class A....................................  46,549    811,814
 Knoll, Inc.................................................  42,270    738,880
                                                                     ----------
                                                                      3,048,235
                                                                     ----------
Office Supplies & Forms -- 0.1%
 ACCO Brands Corp.+#........................................  45,910    767,156
 Ennis, Inc.................................................  21,766    399,624
 The Standard Register Co.#.................................  15,131    182,631
                                                                     ----------
                                                                      1,349,411
                                                                     ----------
Oil & Gas Drilling -- 0.5%
 Atlas America, Inc.........................................  19,439  1,103,746
 Atwood Oceanics, Inc.+.....................................  23,326  2,035,194
 Bronco Drilling Co., Inc.+#................................  22,136    317,873
 Grey Wolf, Inc.+#.......................................... 157,277    798,967
 Parker Drilling Co.+#......................................  94,967    679,014
 Pioneer Drilling Co.+#.....................................  42,221    502,852
                                                                     ----------
                                                                      5,437,646
                                                                     ----------
Oil Companies - Exploration & Production -- 2.5%
 APCO Argentina, Inc.#......................................   7,764    208,153
 Arena Resources, Inc.+.....................................  25,914    974,107
 ATP Oil & Gas Corp.+.......................................  18,166    809,840
 Berry Petroleum Co., Class A...............................  33,611  1,390,151
 Bill Barrett Corp.+#.......................................  26,264  1,013,790
 Bois d'Arc Energy, Inc.+#..................................  15,485    303,506
 BPZ Energy, Inc.+#.........................................  43,969    501,247
 Brigham Exploration Co.+#..................................  38,809    268,170
 Callon Petroleum Co.+#.....................................  17,653    263,912
 Carrizo Oil & Gas, Inc.+#..................................  20,749  1,005,289
 Clayton Williams Energy, Inc.+.............................   4,703    135,258
 Comstock Resources, Inc.+..................................  37,779  1,265,597
 Concho Resources, Inc.+#...................................  19,614    369,920
 Contango Oil & Gas Co.+#...................................  11,156    526,563
 Delta Petroleum Corp.+#....................................  55,883    858,922
 Edge Petroleum Corp.+#.....................................  24,212    142,851
 Encore Acquisition Co.+....................................  45,198  1,471,195
 Energy Partners, Ltd.+.....................................  24,037    297,578
 EXCO Resources, Inc.+#.....................................  52,445    733,181
 FX Energy, Inc.+#..........................................  32,144    239,151
 GeoGlobal Resources, Inc.+#................................  27,439     85,610
 GeoMet, Inc.+..............................................  15,382     74,757
 GMX Resources, Inc.+#......................................   9,808    313,758
 Goodrich Petroleum Corp.+#.................................  13,195    322,354
 Gulfport Energy Corp.+#....................................  16,805    349,880
 Harvest Natural Resources, Inc.+#..........................  29,678    386,704
 Mariner Energy, Inc.+......................................  74,127  1,607,073
 McMoRan Exploration Co.+#..................................  36,334    427,288
 Meridian Resource Corp.+...................................  76,020    132,275
 Oilsands Quest, Inc.+#..................................... 106,443    478,994
 Parallel Petroleum Corp.+..................................  32,072    614,179
 Penn Virginia Corp.........................................  31,980  1,331,008
 PetroHawk Energy Corp.+#................................... 144,276  2,351,699
 Petroleum Development Corp.+#..............................  12,666    641,786

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                      Value
                   Security Description                      Shares  (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
 Petroquest Energy, Inc.+#.................................. 35,329 $   469,522
 Rex Energy Corp+...........................................  8,174      80,841
 Rosetta Resources, Inc.+#.................................. 43,194     790,450
 Stone Energy Corp.+........................................ 23,847   1,077,884
 Swift Energy Co.+#......................................... 25,435   1,030,372
 Toreador Resources Corp.+#................................. 12,856      83,821
 TXCO Resources, Inc.+#..................................... 28,675     345,534
 Vaalco Energy, Inc.+#...................................... 50,286     219,247
 Venoco, Inc.+.............................................. 12,115     221,220
 Warren Resources, Inc.+#................................... 49,502     631,646
 Whiting Petroleum Corp.+................................... 35,777   1,886,163
                                                                    -----------
                                                                     28,732,446
                                                                    -----------
Oil Companies - Integrated -- 0.0%
 Delek US Holdings, Inc.#................................... 10,007     184,529
 PetroCorp, Inc.(2)(3)......................................  2,364           0
                                                                    -----------
                                                                        184,529
                                                                    -----------
Oil Field Machinery & Equipment -- 0.4%
 CARBO Ceramics, Inc.#...................................... 17,256     685,063
 Complete Production Services, Inc.+........................ 36,359     644,281
 Dril - Quip, Inc.+......................................... 22,670   1,279,041
 Flotek Industries, Inc.+#.................................. 15,453     569,598
 Gulf Island Fabrication, Inc...............................  9,122     290,171
 Lufkin Industries, Inc..................................... 12,800     665,728
 NATCO Group, Inc., Class A+................................ 15,685     745,665
 T - 3 Energy Services, Inc.+...............................  5,207     262,485
                                                                    -----------
                                                                      5,142,032
                                                                    -----------
Oil Refining & Marketing -- 0.1%
 Alon USA Energy, Inc.#..................................... 11,030     306,855
 Crosstex Energy, Inc.#..................................... 31,369   1,126,147
 Sulphco, Inc.+#............................................ 37,741     200,027
                                                                    -----------
                                                                      1,633,029
                                                                    -----------
Oil - Field Services -- 1.3%
 Allis - Chalmers Energy, Inc.+#............................ 21,368     323,725
 Basic Energy Services, Inc.+#.............................. 34,763     677,879
 Cal Dive International, Inc.+#............................. 19,010     235,914
 Exterran Holdings, Inc.+#.................................. 51,320   4,107,653
 Geokinetics, Inc.+#........................................  5,816     126,673
 Hercules Offshore, Inc.+................................... 70,646   1,766,856
 Horizon Offshore, Inc.+.................................... 27,803     470,983
 Hornbeck Offshore Services, Inc.+#......................... 19,551     804,915
 MarkWest Hydrocarbon, Inc.#................................  5,448     333,962
 Matrix Service Co.+........................................ 22,616     590,051
 Newpark Resources, Inc.+#.................................. 76,485     411,489
 Oil States International, Inc.+............................ 41,890   1,328,332
 RPC, Inc.#................................................. 27,404     304,184
 Superior Offshore International, Inc.+#....................  8,647      53,352
 Superior Well Services, Inc.+#............................. 13,336     258,585
 Trico Marine Services, Inc.+#.............................. 10,117     357,838
 Union Drilling, Inc.+...................................... 11,728     148,946
 W - H Energy Services, Inc.+............................... 25,880   1,306,940
 Willbros Group, Inc.+...................................... 31,510   1,180,680
                                                                    -----------
                                                                     14,788,957
                                                                    -----------
Paper & Related Products -- 0.5%
 AbitibiBowater, Inc.#...................................... 24,870     558,580
 Buckeye Technologies, Inc.+................................ 32,326     461,616
 Glatfelter#................................................ 38,306     575,739
 Mercer International, Inc. SBI+#........................... 27,111     214,719
 Neenah Paper, Inc.......................................... 12,601     380,298
 Potlatch Corp.#............................................ 33,198   1,524,120
 Rock - Tenn Co., Class A................................... 29,866     787,865
 Schweitzer - Mauduit International, Inc.................... 13,362     356,766

                                                                       Value
                   Security Description                      Shares   (Note 2)

-------------------------------------------------------------------------------
Paper & Related Products (continued)
 Wausau Paper Corp..........................................  37,819 $  356,633
 Xerium Technologies, Inc...................................  16,739     99,597
                                                                     ----------
                                                                      5,315,933
                                                                     ----------
Patient Monitoring Equipment -- 0.1%
 Aspect Medical Systems, Inc.+#.............................  13,157    195,513
 Insulet Corp.+#............................................   6,672    183,213
 Masimo Corp.+..............................................  11,660    430,954
 Visicu, Inc.+#.............................................  13,061    109,451
                                                                     ----------
                                                                        919,131
                                                                     ----------
Pharmacy Services -- 0.1%
 HealthExtras, Inc.+........................................  26,304    698,897
                                                                     ----------
Physical Therapy/Rehabilation Centers -- 0.3%
 Healthsouth Corp.+#........................................  66,985  1,328,313
 Psychiatric Solutions, Inc.+...............................  46,189  1,687,284
 RehabCare Group, Inc.+.....................................  14,863    343,335
                                                                     ----------
                                                                      3,358,932
                                                                     ----------
Physicians Practice Management -- 0.2%
 American Dental Partners, Inc.+............................  10,668    212,613
 Healthways, Inc.+#.........................................  29,824  1,740,827
 Matria Healthcare, Inc.+#..................................  18,142    412,186
                                                                     ----------
                                                                      2,365,626
                                                                     ----------
Platinum -- 0.0%
 Stillwater Mining Co.+#....................................  35,568    345,010
                                                                     ----------
Pollution Control -- 0.0%
 Fuel Tech, Inc.+#..........................................  14,731    359,584
                                                                     ----------
Poultry -- 0.1%
 Pilgrim's Pride Corp.#.....................................  34,370    896,370
 Sanderson Farms, Inc.#.....................................  14,386    446,829
                                                                     ----------
                                                                      1,343,199
                                                                     ----------
Power Converter/Supply Equipment -- 0.1%
 Advanced Energy Industries, Inc.+..........................  30,473    442,163
 Powell Industries, Inc.+...................................   6,855    280,027
 Power - One, Inc.+#........................................  59,728    278,930
 Vicor Corp.#...............................................  16,549    238,967
                                                                     ----------
                                                                      1,240,087
                                                                     ----------
Precious Metals -- 0.1%
 Coeur d'Alene Mines Corp.+#................................ 236,919    987,952
                                                                     ----------
Printing - Commercial -- 0.4%
 Bowne & Co., Inc...........................................  23,469    423,850
 Cenveo, Inc.+#.............................................  45,673    939,037
 Consolidated Graphics, Inc.+...............................   7,907    409,029
 Multi - Color Corp.........................................   6,932    165,675
 Valassis Communications, Inc.+#............................  40,734    502,250
 VistaPrint, Ltd.+#.........................................  36,703  1,629,613
                                                                     ----------
                                                                      4,069,454
                                                                     ----------
Private Corrections -- 0.1%
 Cornell Cos., Inc.+#.......................................   9,043    212,691
 Geo Group, Inc.+#..........................................  42,898  1,092,183
                                                                     ----------
                                                                      1,304,874
                                                                     ----------
Protection/Safety -- 0.0%
 Landauer, Inc.#............................................   7,819    392,592
 Protection One, Inc.+#.....................................   5,555     64,827
                                                                     ----------
                                                                        457,419
                                                                     ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Publishing - Books -- 0.1%
 Courier Corp...............................................   8,859 $  291,195
 Scholastic Corp.+..........................................  26,142    921,244
                                                                     ----------
                                                                      1,212,439
                                                                     ----------
Publishing - Newspapers -- 0.1%
 Dolan Media Co.+...........................................   9,485    251,353
 GateHouse Media, Inc.#.....................................  19,000    155,800
 Lee Enterprises, Inc.#.....................................  39,177    548,478
 Sun - Times Media Group, Inc., Class A+#...................  55,507     55,507
                                                                     ----------
                                                                      1,011,138
                                                                     ----------
Publishing - Periodicals -- 0.0%
 Playboy Enterprises, Inc., Class B+#.......................  18,751    176,447
 Primedia, Inc.#............................................  37,507    307,557
 Value Line, Inc.#..........................................   1,146     47,399
                                                                     ----------
                                                                        531,403
                                                                     ----------
Quarrying -- 0.1%
 Compass Minerals International, Inc.#......................  27,365  1,004,843
                                                                     ----------
Racetracks -- 0.1%
 Churchill Downs, Inc.......................................   8,040    421,939
 Magna Entertainment Corp., Class A+#.......................  34,258     50,017
 Speedway Motorsports, Inc..................................  11,846    399,802
                                                                     ----------
                                                                        871,758
                                                                     ----------
Radio -- 0.2%
 Citadel Broadcasting Corp.#................................ 154,989    356,475
 Cox Radio, Inc., Class A+#.................................  28,287    333,221
 Cumulus Media, Inc., Class A+#.............................  24,157    203,160
 Emmis Communications Corp., Class A+#......................  25,608    110,370
 Entercom Communications Corp., Class A#....................  27,844    453,579
 Radio One, Inc., Class D+..................................  65,082    132,767
 Salem Communications Corp., Class A........................   7,812     62,496
 Spanish Broadcasting System, Inc., Class A+#...............  34,280     65,818
 Westwood One, Inc..........................................  60,381    115,328
                                                                     ----------
                                                                      1,833,214
                                                                     ----------
Real Estate Investment Trusts -- 5.5%
 Acadia Realty Trust#.......................................  27,336    721,397
 Agree Reality Corp.#.......................................   6,593    198,120
 Alesco Financial, Inc.#....................................  51,869    192,953
 Alexander's, Inc.+#........................................   1,706    664,743
 Alexandria Real Estate Equities, Inc.......................  27,120  2,663,998
 American Campus Communities, Inc...........................  23,044    595,918
 American Financial Realty Trust............................ 110,831    894,406
 Anthracite Capital, Inc....................................  54,551    416,770
 Anworth Mortgage Asset Corp................................  38,808    272,432
 Arbor Realty Trust, Inc.#..................................  11,506    196,753
 Ashford Hospitality Trust, Inc.............................  90,116    697,498
 Associated Estates Realty Corp.............................  12,509    155,987
 BioMed Realty Trust, Inc.#.................................  55,684  1,257,345
 BRT Realty Trust#..........................................   5,972     90,177
 Capital Lease Funding, Inc.................................  37,011    325,697
 Capital Trust, Inc., Class A#..............................  11,609    357,093
 CBRE Realty Finance, Inc.#.................................  24,801    176,087
 Cedar Shopping Centers, Inc................................  37,593    439,838
 Corporate Office Properties Trust..........................  33,197  1,199,076
 Cousins Properties, Inc.#..................................  34,480    819,590
 Crystal River Capital, Inc.#...............................  21,270    300,545
 DCT Industrial Trust, Inc.................................. 143,281  1,445,705
 Deerfield Triarc Capital Corp.#............................  44,003    330,463
 DiamondRock Hospitality Co.................................  80,425  1,392,961
 Digital Realty Trust, Inc..................................  47,965  1,830,344
 EastGroup Properties, Inc..................................  20,204    932,010
 Education Realty Trust, Inc.#..............................  23,798    285,338

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Real Estate Investment Trusts (continued)
 Entertainment Properties Trust.............................  23,891 $ 1,273,151
 Equity Lifestyle Properties, Inc...........................  17,129     794,614
 Equity One, Inc.#..........................................  30,960     732,823
 Extra Space Storage, Inc...................................  54,768     780,992
 FelCor Lodging Trust, Inc..................................  53,077     929,378
 First Industrial Realty Trust, Inc.#.......................  38,616   1,410,256
 First Potomac Reality Trust#...............................  20,598     388,478
 Franklin Street Properties Corp.#..........................  50,632     837,960
 Getty Realty Corp..........................................  14,748     399,966
 Glimcher Realty Trust#.....................................  31,571     612,793
 GMH Communities Trust#.....................................  26,734     156,127
 Gramercy Capital Corp.#....................................  21,177     503,589
 Healthcare Realty Trust, Inc.#.............................  43,117   1,096,465
 Hersha Hospitality Trust...................................  34,687     353,114
 Highwoods Properties, Inc..................................  48,390   1,535,415
 Home Properties, Inc.......................................  28,282   1,278,064
 Impac Mtg. Holdings, Inc.#.................................  64,729      39,485
 Inland Real Estate Corp.#..................................  49,421     722,535
 Investors Real Estate Trust#...............................  41,025     412,711
 Jer Investors Trust, Inc.#.................................  22,017     215,326
 Kite Realty Group Trust....................................  17,741     277,647
 LaSalle Hotel Properties...................................  34,119   1,269,227
 Lexington Corporate Properties Trust.......................  56,293     995,823
 LTC Properties, Inc........................................  20,128     473,813
 Luminent Mtg. Capital, Inc.#...............................  36,840      37,945
 Maguire Properties, Inc....................................  31,867     805,598
 Medical Properties Trust, Inc.#............................  42,179     473,248
 MFA Mtg. Investments, Inc.................................. 103,703     910,512
 Mid - America Apartment Communities, Inc...................  21,652   1,045,575
 Mission West Properties#...................................  16,709     171,100
 National Health Investors, Inc.............................  19,808     562,943
 National Retail Properties, Inc............................  60,852   1,490,265
 Nationwide Health Properties, Inc..........................  75,926   2,374,965
 Newcastle Investment Corp.#................................  35,331     459,656
 NorthStar Realty Finance Corp.#............................  52,189     478,573
 Novastar Finl Inc Com New#.................................   8,060      15,878
 Omega Healthcare Investors, Inc............................  57,201     924,940
 Parkway Properties, Inc.#..................................  13,517     534,868
 Pennsylvania Real Estate Investment Trust..................  27,340     944,050
 Post Properties, Inc.#.....................................  37,127   1,348,081
 PS Business Parks, Inc.....................................  13,537     730,321
 Quadra Realty Trust, Inc.#.................................  14,179     102,514
 RAIT Investment Trust#.....................................  53,858     465,872
 Ramco - Gershenson Properties Trust........................  15,808     399,942
 Realty Income Corp.........................................  85,947   2,449,489
 Redwood Trust, Inc.#.......................................  17,969     548,594
 Resource Capital Corp.#....................................  18,734     178,910
 Saul Centers, Inc..........................................   9,118     520,547
 Senior Housing Properties Trust............................  71,162   1,571,969
 Sovran Self Storage, Inc...................................  18,424     805,313
 Strategic Hotels & Resorts, Inc............................  63,255   1,158,199
 Sun Communities, Inc.......................................  13,620     333,418
 Sunstone Hotel Investors, Inc..............................  53,132   1,232,662
 Tanger Factory Outlet Centers, Inc.#.......................  26,615   1,120,758
 U - Store - It Trust.......................................  39,414     396,111
 Universal Health Realty Income Trust#......................  10,035     330,151
 Urstadt Biddle Properties, Inc., Class A#..................  17,986     303,604
 Washington Real Estate Investment Trust#...................  38,322   1,227,837
 Winthrop Realty Trust......................................  43,027     229,764
                                                                     -----------
                                                                      63,027,168
                                                                     -----------
Real Estate Management/Services -- 0.0%
 Grubb & Ellis Co.+#........................................  13,444      69,371
 HFF, Inc., Class A+........................................  13,991      95,559
 Tarragon Corp.+#...........................................  11,812      20,080
                                                                     -----------
                                                                         185,010
                                                                     -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Real Estate Operations & Development -- 0.1%
 Avatar Holdings, Inc.+#....................................   4,868 $  212,050
 Consolidated - Tomoka Land Co.#............................   4,863    306,855
 Hilltop Holdings, Inc.+#...................................  40,353    437,427
 Meruelo Maddux Properties, Inc.+...........................  38,910    163,422
 Stratus Properties, Inc.+#.................................   4,210    132,194
 Thomas Properties Group, Inc...............................  20,200    210,484
                                                                     ----------
                                                                      1,462,432
                                                                     ----------
Recreational Centers -- 0.1%
 Life Time Fitness, Inc.+#..................................  28,475  1,546,762
 Town Sports International Holdings, Inc.+#.................  13,820    139,582
                                                                     ----------
                                                                      1,686,344
                                                                     ----------
Recreational Vehicles -- 0.1%
 Arctic Cat, Inc.#..........................................  10,216    109,005
 Polaris Industries, Inc.#..................................  30,425  1,386,163
                                                                     ----------
                                                                      1,495,168
                                                                     ----------
Recycling -- 0.1%
 Metal Management, Inc......................................  21,790  1,002,776
                                                                     ----------
Rental Auto/Equipment -- 0.3%
 Aaron Rents, Inc...........................................  39,320    790,725
 Dollar Thrifty Automotive Group, Inc.+#....................  18,264    473,768
 Electro Rent Corp.#........................................  14,737    201,602
 H&E Equipment Services, Inc.+..............................  15,135    261,382
 McGrath Rentcorp...........................................  21,427    569,744
 Rent - A - Center, Inc.+...................................  59,858    847,589
 RSC Holdings, Inc.+........................................  17,725    217,663
                                                                     ----------
                                                                      3,362,473
                                                                     ----------
Research & Development -- 0.3%
 Albany Molecular Research, Inc.+...........................  20,769    274,358
 Arrowhead Research Corp.+#.................................  28,800    117,504
 Exponent, Inc.+............................................  12,623    351,551
 Kendle International, Inc.+................................  10,800    466,236
 Parexel International Corp.+...............................  23,675  1,047,619
 PharmaNet Development Group, Inc.+.........................  15,877    627,141
 PRA International+.........................................  16,890    511,767
 Senomyx, Inc.+#............................................  25,801    180,607
                                                                     ----------
                                                                      3,576,783
                                                                     ----------
Resorts/Theme Parks -- 0.2%
 Bluegreen Corp.+#..........................................  18,056    129,642
 Great Wolf Resorts, Inc.+#.................................  26,102    282,424
 Six Flags, Inc.+#..........................................  60,012    140,428
 Vail Resorts, Inc.+#.......................................  26,726  1,483,560
                                                                     ----------
                                                                      2,036,054
                                                                     ----------
Retail - Apparel/Shoe -- 1.5%
 Aeropostale, Inc.+.........................................  65,953  1,685,099
 Bebe Stores, Inc.#.........................................  21,572    291,222
 Brown Shoe Co., Inc........................................  37,441    635,374
 Buckle, Inc................................................  11,945    421,778
 Cache, Inc.+#..............................................  10,481    140,341
 Casual Male Retail Group, Inc.+#...........................  30,727    190,507
 Cato Corp., Class A........................................  25,420    382,825
 Charlotte Russe Holding, Inc.+.............................  21,544    354,614
 Charming Shoppes, Inc.+#................................... 105,275    582,171
 Christopher & Banks Corp.#.................................  30,799    496,480
 Collective Brands, Inc.+#..................................  55,538    851,398
 Dress Barn, Inc.+..........................................  40,019    565,869
 DSW, Inc., Class A+#.......................................  13,786    310,047
 Eddie Bauer Holdings, Inc.+#...............................  25,911    173,345
 Genesco, Inc.+#............................................  19,367    600,377
 Hot Topic, Inc.+...........................................  37,643    237,527

                                                                      Value
                   Security Description                      Shares  (Note 2)

-------------------------------------------------------------------------------
Retail - Apparel/Shoe (continued)
 J Crew Group, Inc.+#....................................... 33,139 $ 1,592,329
 Jos. A. Bank Clothiers, Inc.+#............................. 15,383     398,266
 Kenneth Cole Productions, Inc. Class A.....................  8,455     159,461
 Lululemon Athletica, Inc.+#................................ 10,701     392,406
 Men's Wearhouse, Inc....................................... 46,118   1,591,993
 New York & Co., Inc.+...................................... 18,517     136,470
 Pacific Sunwear of California, Inc.+....................... 59,737     978,492
 Shoe Carnival, Inc.+.......................................  7,458      86,811
 Stage Stores, Inc.......................................... 36,929     624,839
 Stein Mart, Inc.#.......................................... 23,086     125,126
 Syms Corp.#................................................  5,840      94,608
 Talbots, Inc.#............................................. 19,714     305,764
 The Children's Place Retail Stores, Inc.+.................. 19,138     544,667
 The Finish Line, Inc., Class A............................. 36,169     135,634
 Tween Brands, Inc.+#....................................... 21,013     529,107
 Under Armour, Inc., Class A+#.............................. 21,063   1,046,410
 Wet Seal, Inc., Class A+#.................................. 71,744     152,815
                                                                    -----------
                                                                     16,814,172
                                                                    -----------
Retail - Appliances -- 0.0%
 Conn's, Inc.+#............................................. 10,365     187,607
                                                                    -----------
Retail - Arts & Crafts -- 0.0%
 A.C. Moore Arts & Crafts, Inc.+............................ 17,213     273,170
                                                                    -----------
Retail - Auto Parts -- 0.1%
 CSK Auto Corp.+#........................................... 37,391     364,562
 PEP Boys - Manny Moe & Jack#............................... 33,892     370,440
                                                                    -----------
                                                                        735,002
                                                                    -----------
Retail - Automobile -- 0.2%
 Asbury Automotive Group, Inc............................... 21,796     364,865
 Group 1 Automotive, Inc.#.................................. 19,378     520,880
 Lithia Motors, Inc., Class A#.............................. 13,503     210,647
 Rush Enterprises, Inc., Class A+#.......................... 28,239     445,047
 Sonic Automotive, Inc...................................... 26,370     609,411
                                                                    -----------
                                                                      2,150,850
                                                                    -----------
Retail - Bedding -- 0.0%
 Select Comfort Corp.+#..................................... 39,836     423,855
                                                                    -----------
Retail - Bookstore -- 0.1%
 Books - A - Million, Inc................................... 12,628     152,672
 Borders Group, Inc.#....................................... 49,827     623,336
                                                                    -----------
                                                                        776,008
                                                                    -----------
Retail - Computer Equipment -- 0.1%
 Insight Enterprises, Inc.+................................. 41,130     814,785
 PC Connection, Inc.+.......................................  7,911     101,182
 Systemax, Inc.#............................................  9,030     178,343
                                                                    -----------
                                                                      1,094,310
                                                                    -----------
Retail - Convenience Store -- 0.2%
 Casey's General Stores, Inc................................ 42,983   1,246,507
 The Pantry, Inc.+#......................................... 19,470     560,541
                                                                    -----------
                                                                      1,807,048
                                                                    -----------
Retail - Discount -- 0.1%
 99 Cents Only Stores+#..................................... 39,887     321,489
 Citi Trends, Inc.+#........................................ 11,797     182,264
 Fred's, Inc.#.............................................. 34,088     355,197
 Tuesday Morning Corp.#..................................... 25,523     189,891
                                                                    -----------
                                                                      1,048,841
                                                                    -----------
Retail - Drug Store -- 0.1%
 Longs Drug Stores Corp..................................... 28,031   1,483,401
                                                                    -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                    Security Description                      Shares  (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Retail - Fabric Store -- 0.0%
  Jo - Ann Stores, Inc.+..................................... 21,227 $  349,396
                                                                     ----------
 Retail - Hair Salons -- 0.1%
  Regis Corp................................................. 37,692  1,107,768
                                                                     ----------
 Retail - Home Furnishings -- 0.0%
  Haverty Furniture Cos., Inc.#.............................. 16,859    143,301
  Pier 1 Imports, Inc.+#..................................... 75,122    309,503
                                                                     ----------
                                                                        452,804
                                                                     ----------
 Retail - Jewelry -- 0.1%
  Movado Group, Inc.......................................... 14,639    405,500
  Zale Corp.+#............................................... 41,664    745,369
                                                                     ----------
                                                                      1,150,869
                                                                     ----------
 Retail - Leisure Products -- 0.0%
  MarineMax, Inc.+#.......................................... 13,904    227,330
  West Marine, Inc.+#........................................ 12,556    110,870
                                                                     ----------
                                                                        338,200
                                                                     ----------
 Retail - Misc./Diversified -- 0.0%
  Pricesmart, Inc.#.......................................... 11,389    339,734
                                                                     ----------
 Retail - Office Supplies -- 0.1%
  School Specialty, Inc.+#................................... 18,013    642,884
                                                                     ----------
 Retail - Pawn Shops -- 0.1%
  Cash America International, Inc............................ 25,266    909,070
  Ezcorp, Inc., Class A+..................................... 31,512    395,791
  First Cash Financial Services, Inc.+....................... 21,171    359,907
                                                                     ----------
                                                                      1,664,768
                                                                     ----------
 Retail - Perfume & Cosmetics -- 0.1%
  Sally Beauty Holdings Inc.+#............................... 79,619    725,329
                                                                     ----------
 Retail - Petroleum Products -- 0.1%
  World Fuel Services Corp................................... 24,276    768,093
                                                                     ----------
 Retail - Regional Department Stores -- 0.0%
  Bon - Ton Stores, Inc.#....................................  8,714    101,780
  Retail Ventures, Inc.+#.................................... 23,527    163,277
                                                                     ----------
                                                                        265,057
                                                                     ----------
 Retail - Restaurants -- 1.5%
  AFC Enterprises, Inc.+..................................... 23,600    257,476
  Benihana, Inc. Class A+.................................... 10,482    146,748
  BJ's Restaurants, Inc.+#................................... 14,470    257,421
  Bob Evans Farms, Inc.#..................................... 30,442    938,831
  Buffalo Wild Wings, Inc.+#................................. 13,035    376,842
  California Pizza Kitchen, Inc.+#........................... 24,736    393,550
  Carrols Restaurant Group, Inc.+#...........................  8,470     90,375
  CBRL Group, Inc............................................ 20,965    701,489
  CEC Entertainment, Inc.+................................... 22,049    628,397
  Chipotle Mexican Grill, Inc., Class B+..................... 27,896  3,222,546
  CKE Restaurants, Inc.#..................................... 48,679    711,687
  Denny's Corp.+............................................. 79,694    326,745
  Domino's Pizza, Inc.#...................................... 37,274    516,618
  IHOP Corp.#................................................ 14,831    752,525
  Jack in the Box, Inc.+..................................... 53,272  1,595,496
  Jamba, Inc.+#.............................................. 44,255    151,352
  Krispy Kreme Doughnuts, Inc.+#............................. 54,999    146,847
  Landry's Restaurants, Inc.#................................ 10,632    251,128
  Mccormick & Schmick's Seafood Restaurants, Inc.+#.......... 12,459    182,649
  Morton's Restaurant Group, Inc.+#..........................  9,047    103,860
  O'Charley's, Inc.#......................................... 18,885    281,575
  Papa John's International, Inc.+........................... 18,301    430,989
  PF Chang's China Bistro, Inc.+#............................ 21,938    561,393
  Red Robin Gourmet Burgers, Inc.+#.......................... 14,174    560,723
  Ruby Tuesday, Inc.#........................................ 46,200    605,682

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Retail - Restaurants (continued)
 Ruth's Chris Steak House, Inc.+#...........................  16,175 $   195,718
 Sonic Corp.+#..............................................  51,709   1,261,700
 Texas Roadhouse, Inc., Class A+#...........................  44,809     564,145
 The Steak n Shake Co.+#....................................  24,205     280,052
 Triarc Cos., Inc., Class B.................................  53,574     450,557
                                                                     -----------
                                                                      16,945,116
                                                                     -----------
Retail - Sporting Goods -- 0.2%
 Big 5 Sporting Goods Corp..................................  19,307     317,214
 Cabela's Inc., Class A+#...................................  33,071     546,994
 Gander Mountain Co.+#......................................   4,344      21,068
 Hibbett Sports, Inc.+#.....................................  26,895     576,091
 Zumiez, Inc.+#.............................................  14,681     408,132
                                                                     -----------
                                                                       1,869,499
                                                                     -----------
Retail - Toy Stores -- 0.0%
 Build - A - Bear Workshop, Inc.+...........................  13,341     210,388
                                                                     -----------
Retail - Video Rentals -- 0.1%
 Blockbuster, Inc., Class A+#............................... 163,378     583,259
                                                                     -----------
Retirement/Aged Care -- 0.1%
 Capital Senior Living Corp.+...............................  19,763     162,254
 Emeritus Corp.+#...........................................  10,391     261,853
 Sunrise Senior Living, Inc.+#..............................  38,037   1,193,982
                                                                     -----------
                                                                       1,618,089
                                                                     -----------
Rubber - Tires -- 0.1%
 Cooper Tire & Rubber Co....................................  52,473     807,035
                                                                     -----------
Rubber/Plastic Products -- 0.0%
 Myers Industries, Inc......................................  23,830     475,647
                                                                     -----------
Satellite Telecom -- 0.1%
 GeoEye, Inc.+..............................................  14,892     472,374
 Globalstar, Inc.+#.........................................  16,484     149,510
 Hughes Communications, Inc.+...............................   5,470     290,731
 ICO Global Communications Holdings, Ltd.+#.................  87,502     344,758
 Loral Space & Communications, Inc.+#.......................   9,747     333,737
                                                                     -----------
                                                                       1,591,110
                                                                     -----------
Savings & Loans/Thrifts -- 1.1%
 Abington Bancorp, Inc.#....................................   8,926      79,084
 Anchor BanCorp Wisconsin, Inc.#............................  16,656     423,395
 BankAtlantic Bancorp, Inc. Class A#........................  35,521     136,756
 BankUnited Financial Corp. Class A#........................  27,168     216,801
 Beneficial Mut Bancorp Inc+#...............................  31,004     302,289
 Berkshire Hills Bancorp, Inc.#.............................   9,097     220,784
 Brookline Bancorp, Inc.....................................  53,644     549,851
 Clifton Savings Bancorp, Inc.#.............................  10,153     107,622
 Dime Community Bancshares..................................  20,949     284,278
 Downey Financial Corp.#....................................  17,962     747,399
 First Financial Holdings, Inc.#............................  10,152     278,266
 First Niagara Financial Group, Inc.#.......................  86,230   1,071,839
 First Place Financial Corp.#...............................  14,833     214,189
 FirstFed Financial Corp.+#.................................  11,602     406,302
 Flagstar Bancorp, Inc.#....................................  37,848     238,442
 Flushing Financial Corp....................................  17,964     288,502
 Franklin Bank Corp.+#......................................  21,563      91,643
 Investors Bancorp, Inc.+...................................  43,432     637,147
 K - Fed Bancorp#...........................................   4,171      50,719
 Kearny Financial Corp.#....................................  18,213     230,577
 KNBT Bancorp, Inc.#........................................  23,468     372,202
 NASB Financial, Inc.#......................................   3,209      96,110
 NewAlliance Bancshares, Inc.#..............................  96,519   1,245,095
 Northwest Bancorp, Inc.#...................................  15,599     432,716
 Oritani Financial Corp.+#..................................  10,349     133,502
 Partners Trust Financial Group, Inc........................  37,088     472,872

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
 PFF BanCorp., Inc.#........................................  19,246 $   180,912
 Provident Financial Services, Inc.#........................  52,583     781,383
 Provident New York Bancorp, Inc.#..........................  36,065     439,993
 Rockville Financial, Inc.#.................................   7,561     103,359
 Roma Financial Corp.#......................................   8,632     138,544
 Sterling Financial Corp....................................  43,615     782,017
 TierOne Corp.#.............................................  15,359     359,401
 United Community Financial Corp.#..........................  22,816     129,367
 ViewPoint Financial Group..................................   9,873     176,036
 Wauwatosa Holdings, Inc.+#.................................   8,331     111,136
 Westfield Financial, Inc.#.................................   8,800      85,008
 WSFS Financial Corp........................................   5,349     298,902
                                                                     -----------
                                                                      12,914,440
                                                                     -----------
Schools -- 0.6%
 Capella Education Co.+.....................................   9,141     643,709
 Corinthian Colleges, Inc.+#................................  73,713   1,287,029
 DeVry, Inc.................................................  51,002   2,804,090
 Lincoln Educational Services Corp.+#.......................   3,987      55,340
 Strayer Education, Inc.....................................  12,361   2,235,611
 Universal Technical Institute, Inc.+#......................  20,015     352,864
                                                                     -----------
                                                                       7,378,643
                                                                     -----------
School - Day Care -- 0.1%
 Bright Horizons Family Solutions, Inc.+....................  22,255     841,016
                                                                     -----------
Seismic Data Collection -- 0.1%
 Dawson Geophysical Co.+#...................................   6,485     434,625
 ION Geophysical Corp.+#....................................  60,488     933,330
                                                                     -----------
                                                                       1,367,955
                                                                     -----------
Semiconductor Equipment -- 0.9%
 Asyst Technologies, Inc.+..................................  41,884     144,081
 ATMI, Inc.+................................................  29,363     883,533
 Axcelis Technologies, Inc.+................................  86,476     409,896
 Brooks Automation, Inc.+...................................  59,879     804,175
 Cabot Microelectronics Corp.+#.............................  20,243     757,088
 Cohu, Inc..................................................  19,342     302,702
 Credence Systems Corp.+#...................................  86,056     176,415
 Entegris, Inc.+............................................  98,514     853,131
 FormFactor, Inc.+#.........................................  40,645   1,542,071
 Kulicke and Soffa Industries, Inc.+........................  45,867     324,738
 LTX Corp.+#................................................  52,850     126,840
 Mattson Technology, Inc.+..................................  44,821     369,325
 MKS Instruments, Inc.+.....................................  43,039     782,019
 Photronics, Inc.+..........................................  35,555     365,861
 Rudolph Technologies, Inc.+#...............................  24,748     295,739
 Semitool, Inc.+#...........................................  18,857     174,239
 Tessera Technologies, Inc.+................................  40,771   1,574,576
 Ultra Clean Holdings, Inc.+#...............................  16,144     231,989
 Ultratech, Inc.+#..........................................  19,765     236,785
 Veeco Instruments, Inc.+#..................................  26,507     444,787
                                                                     -----------
                                                                      10,799,990
                                                                     -----------
Semiconductors Components - Intergrated Circuits -- 0.5%
 Anadigics, Inc.+#..........................................  50,068     551,249
 Cirrus Logic, Inc.+........................................  75,005     427,528
 Emulex Corp.+..............................................  72,612   1,216,251
 Exar Corp.+................................................  36,984     339,883
 Genesis Microchip, Inc.+#..................................  31,511     158,815
 Hitte Microwave Corp.+.....................................  13,929     601,594
 Micrel, Inc................................................  47,252     421,488
 Pericom Semiconductor Corp.+...............................  22,133     366,744
 Standard Microsystems Corp.+...............................  19,456     686,213
 Techwell, Inc.+#...........................................  12,725     155,372
 TriQuint Semiconductor, Inc.+#............................. 118,360     701,875
                                                                     -----------
                                                                       5,627,012
                                                                     -----------

                                                                       Value
                   Security Description                      Shares   (Note 2)

--------------------------------------------------------------------------------
Software Tools -- 0.0%
 Borland Software Corp.+#...................................  61,848 $   199,769
                                                                     -----------
Specified Purpose Acquisitions -- 0.1%
 Energy Infrastructure Acquisition Corp.+#..................  18,990     191,229
 Information Services Group Inc+#...........................  27,517     185,190
 Marathon Acquisition Corp.+#...............................  32,199     254,694
 NTR Acquisition Co+........................................  20,900     200,431
 Star Maritime Acquisition Corp.#...........................  16,051     237,876
                                                                     -----------
                                                                       1,069,420
                                                                     -----------
Steel Pipe & Tube -- 0.2%
 Mueller Water Products, Inc., Class A#.....................  97,637   1,022,260
 Northwest Pipe Co.+#.......................................   7,601     252,885
 Valmont Industries, Inc.#..................................  15,827   1,242,261
                                                                     -----------
                                                                       2,517,406
                                                                     -----------
Steel - Producers -- 0.2%
 Claymont Steel, Inc.+......................................   7,397     158,813
 Olympic Steel, Inc.#.......................................   7,434     194,325
 Schnitzer Steel Industries, Inc, Class A...................  18,612   1,161,761
 Wheeling - Pittsburgh Corp.#...............................  10,996     211,453
                                                                     -----------
                                                                       1,726,352
                                                                     -----------
Steel - Specialty -- 0.0%
 Universal Stainless & Alloy Products, Inc.+................   5,647     174,153
                                                                     -----------
Storage/Warehousing -- 0.1%
 Mobile Mini, Inc.+#........................................  30,545     587,075
                                                                     -----------
Sugar -- 0.0%
 Imperial Sugar Co.#........................................   9,997     228,132
                                                                     -----------
Superconductor Product & Systems -- 0.1%
 American Superconductor Corp.+#............................  34,543     833,868
                                                                     -----------
Telecom Equipment - Fiber Optics -- 0.3%
 Avanex Corp.+#............................................. 165,458     248,187
 C - COR, Inc.+.............................................  42,167     517,811
 Finisar Corp.+#............................................ 227,910     387,447
 Harmonic, Inc.+............................................  67,511     700,089
 MRV Communications, Inc.+#................................. 134,627     301,564
 Oplink Communications, Inc.+...............................  18,951     306,059
 Sycamore Networks, Inc.+................................... 156,795     603,661
                                                                     -----------
                                                                       3,064,818
                                                                     -----------
Telecom Services -- 0.9%
 Cbeyond, Inc.+.............................................  17,559     726,416
 Consolidated Commerce Holdings, Inc........................  16,784     269,887
 Fairpoint Communications, Inc.#............................  29,975     447,227
 FiberTower Corp.+#.........................................  87,580     199,682
 Global Crossing Ltd+#......................................  30,329     555,931
 Harris Stratex Networks, Inc.+#............................  21,489     370,041
 Hungarian Telephone & Cable+#..............................   3,060      53,428
 Iowa Telecommunications Services, Inc......................  26,978     459,705
 Knology, Inc.+#............................................  22,151     297,709
 MasTec, Inc.+..............................................  36,112     365,092
 NTELOS Holdings Corp.......................................  23,608     626,320
 Orbcomm, Inc.+#............................................  22,317     173,849
 PAETEC Holding Corp.+#.....................................  63,475     679,183
 Premiere Global Services, Inc.+............................  52,541     724,015
 RCN Corp.+#................................................  25,995     377,447
 SAVVIS, Inc.+#.............................................  23,370     748,775
 Time Warner Telecom, Inc., Class A+........................ 123,109   2,761,335
 USA Mobility, Inc.+........................................  19,637     259,012
 Vonage Holdings Corp.+#....................................  55,010     116,071
                                                                     -----------
                                                                      10,211,125
                                                                     -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunication Equipment -- 0.9%
 ADTRAN, Inc................................................  50,108 $ 1,086,843
 Anaren, Inc.+..............................................  13,572     209,009
 Andrew Corp.+.............................................. 132,482   1,942,186
 Arris Group, Inc.+.........................................  92,748     967,362
 Comtech Telecommunications Corp.+..........................  19,697     978,153
 CPI International, Inc.+...................................   6,107     102,537
 Ditech Networks, Inc.+#....................................  21,984      71,008
 Network Equipment Technologies, Inc.+......................  22,430     279,029
 North Pittsburgh Systems, Inc.#............................  12,766     301,533
 OpNext, Inc.+..............................................  15,879     128,620
 Optium Corp.+#.............................................  10,415      87,486
 Plantronics, Inc.#.........................................  40,895   1,098,031
 Preformed Line Products Co.#...............................   2,108     113,516
 ShoreTel, Inc.+............................................   7,727     119,923
 Sonus Networks, Inc.+#..................................... 227,406   1,496,331
 Symmetricom, Inc.+.........................................  39,488     170,193
 Tekelec+#..................................................  51,830     637,509
 UTStarcom, Inc.+#..........................................  90,365     262,058
                                                                     -----------
                                                                      10,051,327
                                                                     -----------
Telephone - Integrated -- 0.4%
 Alaska Communications Systems Group, Inc.#.................  36,340     545,100
 Atlantic Tele - Network, Inc...............................   8,012     305,578
 Cincinnati Bell, Inc.+..................................... 210,702   1,002,941
 General Communication, Inc., Class A+......................  45,623     404,220
 Golden Telecom, Inc.+......................................  13,379   1,357,433
 IDT Corp., Class B#........................................  42,114     341,545
 Shenandoah Telecom Co.#....................................  19,854     489,798
 SureWest Communications#...................................  12,307     222,880
                                                                     -----------
                                                                       4,669,495
                                                                     -----------
Television -- 0.1%
 Lin TV Corp., Class A+#....................................  23,196     260,259
 Sinclair Broadcast Group, Inc., Class A#...................  41,840     433,044
                                                                     -----------
                                                                         693,303
                                                                     -----------
Textile - Apparel -- 0.0%
 Cherokee, Inc.#............................................   6,379     201,002
 Perry Ellis International, Inc.+...........................   9,665     155,800
                                                                     -----------
                                                                         356,802
                                                                     -----------
Theaters -- 0.1%
 Carmike Cinemas, Inc.......................................  10,724     126,543
 Cinemark Holdings, Inc.#...................................  23,821     397,572
 National CineMedia, Inc.#..................................  35,732     989,062
                                                                     -----------
                                                                       1,513,177
                                                                     -----------
Therapeutics -- 1.5%
 Alexza Pharmaceuticals, Inc.+#.............................  17,264     151,233
 Allos Therapeutics, Inc.+#.................................  35,538     245,568
 Alnylam Pharmaceuticals, Inc.+#............................  29,779     971,391
 Altus Pharmaceuticals, Inc.+#..............................  18,057     191,224
 BioMarin Pharmaceuticals, Inc.+#...........................  81,504   2,241,360
 CV Therapeutics, Inc.+.....................................  50,508     440,430
 Cypress Bioscience, Inc.+..................................  31,474     383,983
 CytRx Corp.+#..............................................  73,856     246,679
 Dendreon Corp.+#...........................................  71,043     355,215
 Discovery Laboratories, Inc.+#.............................  71,968     210,146
 Isis Pharmaceuticals, Inc.+#...............................  73,973   1,308,582
 Mannkind Corp.+#...........................................  44,898     422,041
 Medarex, Inc.+#............................................ 107,150   1,360,805
 MGI Pharma, Inc.+..........................................  67,869   2,348,946
 Nabi Biopharmaceuticals+#..................................  51,605     170,296
 Neurocrine Biosciences, Inc.+#.............................  32,318     420,780
 Neurogen Corp.+#...........................................  26,922      88,843

                                                                      Value
                   Security Description                      Shares  (Note 2)

-------------------------------------------------------------------------------
Therapeutics (continued)
 Onyx Pharmaceuticals, Inc.+................................ 46,540 $ 2,538,292
 Progenics Pharmaceuticals, Inc.+#.......................... 21,729     421,543
 The Medicines Co.+#........................................ 44,005     778,008
 Trubion Pharmaceuticals, Inc.+#............................  7,387      73,796
 United Therapeutics Corp.+................................. 17,681   1,769,514
 Vanda Pharmaceuticals, Inc.+#.............................. 22,612     203,282
 Vivus, Inc.+............................................... 49,650     281,019
                                                                    -----------
                                                                     17,622,976
                                                                    -----------
Tobacco -- 0.2%
 Alliance One International, Inc.+.......................... 81,389     336,136
 Universal Corp.#........................................... 22,993   1,234,264
 Vector Group, Ltd.#........................................ 26,431     582,011
                                                                    -----------
                                                                      2,152,411
                                                                    -----------
Toys -- 0.2%
 JAKKS Pacific, Inc.+#...................................... 23,944     604,347
 Leapfrog Enterprises, Inc.+................................ 29,295     196,276
 Marvel Entertainment, Inc.+#............................... 42,176   1,168,275
                                                                    -----------
                                                                      1,968,898
                                                                    -----------
Transactional Software -- 0.2%
 ACI Worldwide, Inc+#....................................... 31,615     721,771
 Bottomline Technologies, Inc.+............................. 18,432     232,243
 Innerworkings, Inc.+#...................................... 19,827     314,258
 Solera Holdings, Inc.+..................................... 22,334     513,905
 Synchronoss Technologies, Inc.+#........................... 15,672     515,922
                                                                    -----------
                                                                      2,298,099
                                                                    -----------
Transport - Air Freight -- 0.1%
 ABX Air, Inc.+#............................................ 49,920     222,144
 Atlas Air Worldwide Holdings, Inc.+#....................... 11,352     597,683
                                                                    -----------
                                                                        819,827
                                                                    -----------
Transport - Equipment & Leasng -- 0.1%
 AMERCO+#...................................................  8,515     557,477
 Greenbrier Cos., Inc.#..................................... 13,600     301,648
 TAL International Group, Inc............................... 13,977     316,579
                                                                    -----------
                                                                      1,175,704
                                                                    -----------
Transport - Marine -- 0.7%
 American Commercial Lines, Inc.+#.......................... 42,661     741,875
 Arlington Tankers, Ltd.#................................... 11,288     242,240
 Double Hull Tankers, Inc.#................................. 18,078     239,714
 Eagle Bulk Shipping, Inc.#................................. 39,753   1,136,936
 Genco Shipping & Trading, Ltd.#............................ 17,095   1,082,113
 General Maritime Corp.#.................................... 24,351     650,172
 Golar LNG, Ltd.#........................................... 29,673     631,738
 Gulfmark Offshore, Inc.+................................... 19,458     864,714
 Horizon Lines, Inc. Class A#............................... 28,616     569,745
 Knightsbridge Tankers, Ltd.#............................... 14,548     366,755
 Nordic American Tanker Shipping#........................... 25,501     872,389
 Ship Finance International, Ltd. (New York)#............... 26,797     682,520
 TBS Intrenational, Ltd. Class A+#..........................  4,131     180,359
 Ultrapetrol Bahamas, Ltd.+#................................ 12,945     224,855
                                                                    -----------
                                                                      8,486,125
                                                                    -----------
Transport - Rail -- 0.1%
 Genesee & Wyoming, Inc., Class A+.......................... 26,582     696,448
                                                                    -----------
Transport - Services -- 0.3%
 Bristow Group, Inc.+#...................................... 17,215     946,825
 Dynamex, Inc.+#............................................  9,021     247,807
 Hub Group, Inc., Class A+.................................. 32,989     860,353
 Pacer International, Inc................................... 29,404     404,599

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Transport - Services (continued)
 PHI, Inc.+#................................................  11,580 $  369,286
 Universal Truckload Services, Inc.+#.......................   5,046     88,053
                                                                     ----------
                                                                      2,916,923
                                                                     ----------
Transport - Truck -- 0.4%
 Arkansas Best Corp.#.......................................  19,184    437,395
 Celadon Group, Inc.+.......................................  20,003    156,023
 Forward Air Corp.#.........................................  25,665    830,776
 Heartland Express, Inc.....................................  49,316    716,562
 Knight Transportation, Inc.#...............................  48,667    739,738
 Marten Transport, Ltd.+#...................................  13,005    142,535
 Old Dominion Freight Lines, Inc.+#.........................  25,249    568,860
 Patriot Transportation Holding, Inc.+#.....................   1,371    128,723
 Saia, Inc.+#...............................................  11,370    148,265
 Werner Enterprises, Inc.#..................................  39,569    694,436
                                                                     ----------
                                                                      4,563,313
                                                                     ----------
Travel Services -- 0.0%
 Ambassadors Group, Inc.#...................................  13,371    245,224
 Ambassadors International, Inc.#...........................   7,596     91,304
                                                                     ----------
                                                                        336,528
                                                                     ----------
Ultra Sound Imaging Systems -- 0.0%
 SonoSite, Inc.+#...........................................  14,120    469,066
                                                                     ----------
Veterinary Diagnostics -- 0.0%
 Animal Health International, Inc.+.........................  10,039    120,468
                                                                     ----------
Veterinary Products -- 0.0%
 PetMed Express, Inc.+#.....................................  18,178    231,588
                                                                     ----------
Vitamins & Nutrition Products -- 0.0%
 Mannatech, Inc.#...........................................  13,309     83,980
 Synutra International, Inc.+#..............................   3,675    137,371
 Tiens Biotech Group USA, Inc.+#............................   2,973      8,532
 USANA Health Sciences, Inc.+#..............................   7,176    299,096
                                                                     ----------
                                                                        528,979
                                                                     ----------
Water -- 0.2%
 American States Water Co...................................  14,515    604,550
 California Water Service Group#............................  16,649    650,476
 Consolidated Water Co., Inc.#..............................  12,218    372,405
 PICO Holdings, Inc.+#......................................  12,968    499,138
 SJW Corp.#.................................................  12,899    431,600
 Southwest Water Co.#.......................................  20,472    245,255
                                                                     ----------
                                                                      2,803,424
                                                                     ----------
Web Hosting/Design -- 0.3%
 Equinix, Inc.+#............................................  30,595  3,185,246
 NIC, Inc...................................................  33,363    260,231
 Terremark Worldwide, Inc.+#................................  43,087    241,718
                                                                     ----------
                                                                      3,687,195
                                                                     ----------
Web Portals/ISP -- 0.3%
 EarthLink, Inc.+#.......................................... 104,913    712,359
 Sohu.com, Inc.+#...........................................  23,374  1,341,200
 Trizetto Group, Inc.+......................................  38,495    593,978
 United Online, Inc.........................................  56,773    853,866
                                                                     ----------
                                                                      3,501,403
                                                                     ----------
Wire & Cable Products -- 0.2%
 Belden, Inc.#..............................................  38,323  1,764,774
 Coleman Cable, Inc.+#......................................   7,140     74,184
 Encore Wire Corp...........................................  19,868    339,743
 Insteel Industries, Inc.#..................................  15,553    176,838
 Superior Essex, Inc.+......................................  17,374    421,493
                                                                     ----------
                                                                      2,777,032
                                                                     ----------

                                                                Shares/
                                                               Principal       Value
                   Security Description                         Amount        (Note 2)

------------------------------------------------------------------------------------------
Wireless Equipment -- 0.4%
 Airvana Inc+#..............................................        7,241  $       45,763
 Aruba Networks, Inc.+#.....................................        7,120          99,253
 Audiovox Corp., Class A+#..................................       14,282         182,381
 EMS Technologies, Inc.+....................................       13,062         380,235
 InterDigital, Inc.+#.......................................       39,906         718,308
 Nextwave Wireless, Inc.+#..................................       25,277         151,915
 Novatel Wireless, Inc.+#...................................       27,447         426,526
 Powerwave Technologies, Inc.+#.............................      110,841         458,882
 RF Micro Devices, Inc.+#...................................      224,944       1,300,176
 ViaSat, Inc.+..............................................       20,613         687,444
                                                                           --------------
                                                                                4,450,883
                                                                           --------------
Wound, Burn & Skin Care -- 0.0%
 Obagi Medical Products, Inc.+..............................        4,544          83,610
                                                                           --------------
X - Ray Equipment -- 0.6%
 Hologic, Inc.+.............................................      103,818       6,892,477
                                                                           --------------
Total Common Stock
   (cost $1,017,968,035)....................................                1,093,019,666
                                                                           --------------
RIGHTS -- 0.0%
Batteries/Battery Systems -- 0.0%
 Medis Technologies Ltd Rts Expires 12/17/07................        1,947               0
                                                                           --------------
Medical - Drugs -- 0.0%
 OSI Pharmaceuticals, Inc.+ Expires 06/08/12................        1,002               0
                                                                           --------------
Total Rights
   (cost $0)................................................                            0
                                                                           --------------
WARRANTS -- 0.0%
Finance - Other Services -- 0.0%
 Imperial Credit Industries, Inc.(1)(3) Expires 01/31/08
   (Strike price $2.15)(2)--
   (cost $0)................................................          255               0
                                                                           --------------
EXCHANGE TRADED FUNDS -- 0.0%
Registered Investment Company -- 0.0%
 Kayne Anderson Energy Development Fund
   (cost $215,931)..........................................        8,508         196,875
                                                                           --------------
CORPORATE BONDS & NOTES -- 0.0%
Metal Processors & Fabrication -- 0.0%
 Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14#
   (cost $152,000)..........................................      152,000         137,180
                                                                           --------------
Total Long-Term Investment Securities
   (cost $1,018,335,966)(4).................................                1,093,353,721
                                                                           --------------
SHORT-TERM INVESTMENT SECURITIES -- 30.5%
Collective Investment Pool -- 25.2%
 Securities Lending Quality Trust(5)........................  291,517,614     291,517,614
                                                                           --------------
Commercial Paper -- 5.0%
 Erste Finance LLC 4.62% due 12/03/07....................... $ 50,000,000      49,987,167
 Societe Generale NA 4.60% due 12/03/07.....................    8,000,000       7,997,955
                                                                           --------------
                                                                               57,985,122
                                                                           --------------
U.S. Government Treasuries -- 0.3%
 United States Treasury Bill 2.87% due 02/07/08(6)..........    3,100,000       3,083,312
                                                                           --------------
Total Short-Term Investment Securities
   (cost $352,586,048)......................................                  352,586,048
                                                                           --------------
TOTAL INVESTMENTS
   (cost $1,370,922,014)(4).................................        125.2%  1,445,939,769
Liabilities in excess of other assets.......................        (25.2)   (291,220,280)
                                                             ------------  --------------
NET ASSETS --                                                       100.0% $1,154,719,489
                                                             ============  ==============

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Small Cap Index Fund held the following restricted securities:

                                                              Market
                     Acquisition        Acquisition  Market    Value      % of
       Name             Date     Shares    Cost      Value   Per Share Net Assets
-------------------  ----------- ------ ----------- -------- --------- ----------
Imperial Credit
 Industry Expires
 12/17/07...........  02/02/06      255  $     --   $     --  $   --      0.00%
iPCS, Inc...........  06/30/06   11,348   554,200          0    0.00      0.00
                      08/29/06      811    42,172
                      11/28/06      481    25,488
                      02/13/07      676    35,988
                      08/01/07      585    18,881
                      10/12/07      560    20,936    500,351   34.60      0.00
                                 ------  --------   --------              ----
                                 14,461  $697,665   $500,351              0.00%
                                 ======  ========   ========              ====

(2)Fair valued security; see Note 2
(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.
(5)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(6)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                       Expiration    Value at      Value as of     Appreciation
Contracts     Description          Date      Trade Date  November 30, 2007 (Depreciation)
-----------------------------------------------------------------------------------------
695 Long  NASDAQ 100 E Mini
           2000............... December 2007 $57,509,970    $55,627,620     $(1,882,350)
                                                                            -----------
                                                                            $(1,882,350)
                                                                            ===========

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool....................... 24.7%
            Banks -- Commercial..............................  5.2
            Oil Companies -- Exploration & Production........  5.2
            Metal Processors & Fabrication...................  3.7
            Insurance -- Property/Casualty...................  3.6
            Real Estate Investment Trusts....................  3.2
            Time Deposits....................................  3.2
            Electric -- Integrated...........................  3.0
            Retail -- Apparel/Shoe...........................  2.3
            Human Resources..................................  2.1
            Retail -- Restaurants............................  2.1
            Computers -- Memory Devices......................  2.0
            Diversified Manufacturing Operations.............  1.7
            Insurance -- Reinsurance.........................  1.7
            Paper & Related Products.........................  1.6
            Gas -- Distribution..............................  1.5
            Machinery -- General Industrial..................  1.5
            Semiconductor Equipment..........................  1.4
            Insurance -- Life/Health.........................  1.3
            Savings & Loans/Thrifts..........................  1.3
            Distribution/Wholesale...........................  1.2
            Semiconductors Components -- Intergrated Circuits  1.2
            Aerospace/Defense -- Equipment...................  1.1
            Building Products -- Light Fixtures..............  1.1
            Electronic Components -- Misc....................  1.1
            Transport -- Truck...............................  1.1
            Wire & Cable Products............................  1.1
            Consumer Products -- Misc........................  1.0
            Finance -- Investment Banker/Broker..............  1.0
            Index Fund -- Small Cap..........................  1.0
            Insurance Brokers................................  1.0
            Oil & Gas Drilling...............................  1.0
            Retail -- Convenience Store......................  1.0
            Transport -- Marine..............................  1.0
            Auto/Truck Parts & Equipment -- Original.........  0.9
            Containers -- Metal/Glass........................  0.9
            Electronic Components -- Semiconductors..........  0.9
            Home Furnishings.................................  0.9
            Medical Products.................................  0.9
            Networking Products..............................  0.9
            Chemicals -- Specialty...........................  0.8
            Food -- Retail...................................  0.8
            Medical -- Drugs.................................  0.8
            Building Products -- Air & Heating...............  0.7
            Diversified Operations/Commercial Services.......  0.7
            Multimedia.......................................  0.7
            Oil -- Field Services............................  0.7
            Web Portals/ISP..................................  0.7
            Apparel Manufacturers............................  0.6
            Chemicals -- Plastics............................  0.6
            Circuit Boards...................................  0.6
            Commercial Services -- Finance...................  0.6
            Health Care Cost Containment.....................  0.6
            Wireless Equipment...............................  0.6
            Airlines.........................................  0.5
            Computers -- Integrated Systems..................  0.5
            Engines -- Internal Combustion...................  0.5
            Financial Guarantee Insurance....................  0.5
            Food -- Wholesale/Distribution...................  0.5
            Medical Instruments..............................  0.5
            Rental Auto/Equipment............................  0.5
            Retail -- Jewelry................................  0.5
            Computer Graphics................................  0.4
            Containers -- Paper/Plastic......................  0.4
            Electric Products -- Misc........................  0.4
            Engineering/R&D Services.........................  0.4
            Industrial Gases.................................  0.4
            Investment Companies.............................  0.4
            Machinery -- Electrical..........................  0.4

               Medical -- HMO.............................   0.4
               Multilevel Direct Selling..................   0.4
               Office Furnishings -- Original.............   0.4
               Real Estate Operations & Development.......   0.4
               Repurchase Agreements......................   0.4
               Satellite Telecom..........................   0.4
               Steel -- Producers.........................   0.4
               Telephone -- Integrated....................   0.4
               Aerospace/Defense..........................   0.3
               Agricultural Chemicals.....................   0.3
               Applications Software......................   0.3
               Building & Construction Products -- Misc...   0.3
               Building -- MobileHome/Manufactured Housing   0.3
               Cellular Telecom...........................   0.3
               Chemicals -- Diversified...................   0.3
               Coatings/Paint.............................   0.3
               Computer Aided Design......................   0.3
               Computer Services..........................   0.3
               Data Processing/Management.................   0.3
               E-Commerce/Products........................   0.3
               Electronic Measurement Instruments.........   0.3
               Electronic Parts Distribution..............   0.3
               Enterprise Software/Service................   0.3
               Food -- Canned.............................   0.3
               Footwear & Related Apparel.................   0.3
               Garden Products............................   0.3
               Instruments -- Controls....................   0.3
               Medical -- Generic Drugs...................   0.3
               Non -- Ferrous Metals......................   0.3
               Office Supplies & Forms....................   0.3
               Physicians Practice Management.............   0.3
               Tools -- Hand Held.........................   0.3
               Athletic Equipment.........................   0.2
               Consulting Services........................   0.2
               Electronic Design Automation...............   0.2
               Finance -- Credit Card.....................   0.2
               Finance -- Leasing Companies...............   0.2
               Investment Management/Advisor Services.....   0.2
               Medical Laser Systems......................   0.2
               Medical -- Biomedical/Gene.................   0.2
               Publishing -- Newspapers...................   0.2
               Recreational Vehicles......................   0.2
               Retail -- Auto Parts.......................   0.2
               Retail -- Home Furnishings.................   0.2
               Retail -- Pawn Shops.......................   0.2
               Athletic Footwear..........................   0.1
               Batteries/Battery Systems..................   0.1
               Building Products -- Wood..................   0.1
               Building -- Residential/Commercial.........   0.1
               Capacitors.................................   0.1
               Energy -- Alternate Sources................   0.1
               Food -- Misc...............................   0.1
               Internet Infrastructure Equipment..........   0.1
               Internet Infrastructure Software...........   0.1
               Linen Supply & Related Items...............   0.1
               Machinery -- Farming.......................   0.1
               Retail -- Computer Equipment...............   0.1
               Software Tools.............................   0.1
               Telecom Services...........................   0.1
               Telecommunication Equipment................   0.1
               Textile -- Products........................   0.1
               Theaters...................................   0.1
                                                           -----
                                                           123.6%
                                                           =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 94.3%
      Aerospace/Defense -- 0.3%
        Teledyne Technologies, Inc.+..................  14,360 $   778,599
                                                               -----------
      Aerospace/Defense - Equipment -- 1.1%
        DRS Technologies, Inc.........................  17,500   1,036,175
        GenCorp, Inc.+#............................... 109,845   1,329,124
        Innovative Solutions and Support, Inc.+#......  57,160     813,387
                                                               -----------
                                                                 3,178,686
                                                               -----------
      Agricultural Chemicals -- 0.3%
        UAP Holding Corp..............................  26,330     787,530
                                                               -----------
      Airlines -- 0.5%
        Skywest, Inc..................................  50,550   1,329,970
                                                               -----------
      Apparel Manufacturers -- 0.6%
        Delta Apparel, Inc............................  11,326     111,334
        Kellwood Co.#.................................  43,939     658,646
        Oxford Industries, Inc.#......................  12,545     310,740
        Phillips - Van Heusen.........................  17,650     748,713
                                                               -----------
                                                                 1,829,433
                                                               -----------
      Applications Software -- 0.3%
        Corel Corp.+..................................  73,131     814,679
                                                               -----------
      Athletic Equipment -- 0.2%
        Nautilus, Inc.#...............................  83,926     482,575
                                                               -----------
      Athletic Footwear -- 0.1%
        K - Swiss, Inc., Class A#.....................  16,906     306,844
                                                               -----------
      Auto/Truck Parts & Equipment - Original -- 0.9%
        American Axle & Manufacturing Holdings, Inc.#.  30,770     711,402
        ArvinMeritor, Inc.#...........................  40,130     405,714
        Modine Manufacturing Co.#.....................  53,439   1,086,949
        Superior Industries International, Inc.#......  15,874     293,987
        Supreme Industries, Inc. Class A..............       1           6
                                                               -----------
                                                                 2,498,058
                                                               -----------
      Banks - Commercial -- 5.2%
        AMCORE Financial, Inc.#.......................  73,508   1,727,438
        BancorpSouth, Inc.............................  83,288   2,037,224
        Citizens Republic Bancorp.#...................  19,481     277,020
        City Holding Co.#.............................  23,520     846,250
        Colonial BancGroup, Inc.......................  45,930     731,206
        Columbia Banking System, Inc.#................  28,360     873,772
        East West Bancorp, Inc........................  24,910     671,325
        First Citizens BancShares, Inc., Class A......  21,622   3,387,951
        First State Bancorp.#.........................  17,398     254,359
        Hanmi Financial Corp.#........................  54,660     524,189
        Provident Bankshares Corp.#...................  28,790     675,125
        Renasant Corp.#...............................  20,742     404,676
        Sterling Bancshares, Inc......................  78,495     968,628
        UMB Financial Corp.#..........................  20,027     753,416
        Webster Financial Corp........................  21,960     739,832
                                                               -----------
                                                                14,872,411
                                                               -----------
      Batteries/Battery Systems -- 0.1%
        EnerSys+#.....................................  14,113     328,410
                                                               -----------
      Building & Construction Products - Misc. -- 0.3%
        Drew Industries, Inc.+........................  26,360     720,155
        Simpson Manufacturing Co., Inc................   4,305     114,556
                                                               -----------
                                                                   834,711
                                                               -----------
      Building Products - Air & Heating -- 0.7%
        Comfort Systems USA, Inc......................  94,890   1,114,958
        Lennox International, Inc.....................  28,541     965,827
                                                               -----------
                                                                 2,080,785
                                                               -----------

                                                                  Value
                    Security Description                Shares   (Note 2)

     ---------------------------------------------------------------------
     Building Products - Light Fixtures -- 1.1%
       Genlyte Group, Inc.+#...........................  32,833 $3,094,510
                                                                ----------
     Building Products - Wood -- 0.1%
       Universal Forest Products, Inc.#................  15,670    448,319
                                                                ----------
     Building - MobileHome/Manufactured Housing -- 0.3%
       Cavco Industries, Inc.+#........................  24,674    931,197
                                                                ----------
     Building - Residential/Commercial -- 0.1%
       M/I Homes, Inc.#................................  24,260    243,328
                                                                ----------
     Capacitors -- 0.1%
       KEMET Corp.+#...................................  57,051    353,716
                                                                ----------
     Cellular Telecom -- 0.3%
       Centennial Communications Corp.+................ 102,090    908,601
                                                                ----------
     Chemicals - Diversified -- 0.3%
       Olin Corp.......................................  44,690    935,809
                                                                ----------
     Chemicals - Plastics -- 0.6%
       A. Schulman, Inc.#..............................  50,412  1,086,883
       Spartech Corp...................................  40,760    556,781
                                                                ----------
                                                                 1,643,664
                                                                ----------
     Chemicals - Specialty -- 0.8%
       American Pacific Corp.+.........................  27,429    403,206
       Arch Chemicals, Inc.............................  26,085  1,073,398
       Omnova Solutions, Inc.+......................... 145,968    751,735
                                                                ----------
                                                                 2,228,339
                                                                ----------
     Circuit Boards -- 0.6%
       Park Electrochemical Corp.......................  34,063  1,003,155
       TTM Technologies, Inc.+.........................  67,850    820,307
                                                                ----------
                                                                 1,823,462
                                                                ----------
     Coatings/Paint -- 0.3%
       RPM International, Inc..........................  40,950    780,098
                                                                ----------
     Commercial Services - Finance -- 0.6%
       Advance America Cash Advance Centers, Inc.#.....  73,026    665,997
       CBIZ, Inc.+#....................................  54,720    505,613
       Deluxe Corp.....................................  16,935    534,977
                                                                ----------
                                                                 1,706,587
                                                                ----------
     Computer Aided Design -- 0.3%
       Parametric Technology Corp.+....................  54,070    902,969
                                                                ----------
     Computer Graphics -- 0.4%
       Monotype Imaging Holdings, Inc.+#...............  65,840  1,052,782
                                                                ----------
     Computer Services -- 0.3%
       CACI International, Inc., Class A+#.............  20,480    929,587
                                                                ----------
     Computers - Integrated Systems -- 0.5%
       Agilysys, Inc...................................  54,683    759,547
       BancTec, Inc.*(1)............................... 123,100    738,600
                                                                ----------
                                                                 1,498,147
                                                                ----------
     Computers - Memory Devices -- 2.0%
       Imation Corp.#.................................. 181,310  3,638,892
       Quantum Corp.+#................................. 281,982    893,883
       Silicon Graphics, Inc.+#........................  15,389    261,767
       Smart Modular Technologies WWH, Inc.+........... 111,610    937,524
                                                                ----------
                                                                 5,732,066
                                                                ----------
     Consulting Services -- 0.2%
       MAXIMUS, Inc....................................  15,660    610,740
                                                                ----------
     Consumer Products - Misc. -- 1.0%
       Blyth, Inc......................................  47,778    939,793
       Helen of Troy, Ltd.+#...........................  24,023    435,537

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Consumer Products - Misc. (continued)
       Tupperware Brands Corp..........................  16,831 $  587,065
       WD-40 Co........................................  20,577    816,290
                                                                ----------
                                                                 2,778,685
                                                                ----------
     Containers - Metal/Glass -- 0.9%
       Greif, Inc., Class A............................  14,960    883,687
       Owens - Illinois, Inc.+.........................  38,349  1,721,487
                                                                ----------
                                                                 2,605,174
                                                                ----------
     Containers - Paper/Plastic -- 0.4%
       Packaging Corp. of America......................  40,806  1,154,402
                                                                ----------
     Data Processing/Management -- 0.3%
       MoneyGram International, Inc.#..................  51,104    789,046
                                                                ----------
     Distribution/Wholesale -- 1.2%
       Brightpoint, Inc.+..............................  85,202  1,415,205
       NuCo2, Inc.+#...................................  24,165    666,471
       Owens & Minor, Inc..............................  14,230    558,812
       WESCO International, Inc.+#.....................  19,920    806,362
                                                                ----------
                                                                 3,446,850
                                                                ----------
     Diversified Manufacturing Operations -- 1.7%
       A.O. Smith Corp.#...............................  18,450    652,946
       Ameron International Corp.#.....................   6,770    716,131
       Crane Co........................................  44,925  2,018,929
       EnPro Industries, Inc.+#........................  47,850  1,464,210
                                                                ----------
                                                                 4,852,216
                                                                ----------
     Diversified Operations/Commercial Services -- 0.7%
       Viad Corp.......................................  63,593  1,972,019
                                                                ----------
     E-Commerce/Products -- 0.3%
       Stamps.com, Inc.+#..............................  60,550    768,985
                                                                ----------
     Electric Products - Misc. -- 0.4%
       AMETEK, Inc.....................................  29,205  1,285,020
                                                                ----------
     Electric - Integrated -- 3.0%
       Allete, Inc.#...................................  79,003  3,235,963
       Black Hills Corp.#..............................  18,512    771,210
       El Paso Electric Co.+...........................  69,917  1,797,566
       UIL Holdings Corp...............................  24,830    889,410
       Unisource Energy Corp...........................  22,570    698,090
       Westar Energy, Inc.#............................  44,890  1,163,100
                                                                ----------
                                                                 8,555,339
                                                                ----------
     Electronic Components - Misc. -- 1.1%
       AVX Corp.#......................................  59,842    857,536
       Benchmark Electronics, Inc.+....................  37,618    675,243
       Technitrol, Inc.................................  59,674  1,597,473
                                                                ----------
                                                                 3,130,252
                                                                ----------
     Electronic Components - Semiconductors -- 0.9%
       Conexant Systems, Inc.+#........................ 131,242    145,679
       DSP Group, Inc.+................................  40,090    542,418
       Lattice Semiconductor Corp.+#................... 148,797    499,958
       Microsemi Corp.+#...............................  35,330    808,350
       MoSys, Inc.+#...................................  69,949    408,502
       Zoran Corp.+....................................  10,229    223,197
                                                                ----------
                                                                 2,628,104
                                                                ----------
     Electronic Design Automation -- 0.2%
       Mentor Graphics Corp.+..........................  57,840    629,878
                                                                ----------
     Electronic Measurement Instruments -- 0.3%
       Orbotech, Ltd.+.................................  63,842    981,252
                                                                ----------

                                                              Value
                    Security Description            Shares   (Note 2)

         -------------------------------------------------------------
         Electronic Parts Distribution -- 0.3%
           Avnet, Inc.+............................  21,633 $  746,339
                                                            ----------
         Energy - Alternate Sources -- 0.1%
           BioFuel Energy Corp.+#..................  34,359    171,451
                                                            ----------
         Engineering/R&D Services -- 0.4%
           URS Corp.+#.............................  19,620  1,127,954
                                                            ----------
         Engines - Internal Combustion -- 0.5%
           Briggs & Stratton Corp.#................  68,966  1,572,425
                                                            ----------
         Enterprise Software/Service -- 0.3%
           Novell, Inc.+........................... 124,333    872,818
                                                            ----------
         Finance - Credit Card -- 0.2%
           Advanta Corp., Class B#.................  65,500    655,655
                                                            ----------
         Finance - Investment Banker/Broker -- 1.0%
           Knight Capital Group, Inc., Class A+.... 101,608  1,356,467
           SWS Group, Inc..........................  42,170    571,825
           TradeStation Group, Inc.+#..............  90,370  1,078,114
                                                            ----------
                                                             3,006,406
                                                            ----------
         Finance - Leasing Company -- 0.2%
           Financial Federal Corp.#................  27,640    610,568
                                                            ----------
         Financial Guarantee Insurance -- 0.5%
           ACA Capital Holdings, Inc.+#............  40,692     33,367
           Assured Guaranty, Ltd...................  61,312  1,383,812
                                                            ----------
                                                             1,417,179
                                                            ----------
         Food - Canned -- 0.3%
           Treehouse Foods, Inc.+..................  38,869    916,142
                                                            ----------
         Food - Misc. -- 0.1%
           American Italian Pasta Co.+ Class A#....  31,453    228,034
           Chiquita Brands International, Inc.+#...   7,870    151,026
                                                            ----------
                                                               379,060
                                                            ----------
         Food - Retail -- 0.8%
           Ruddick Corp............................  44,930  1,608,045
           Weis Markets, Inc.......................  16,620    680,090
                                                            ----------
                                                             2,288,135
                                                            ----------
         Food - Wholesale/Distribution -- 0.5%
           Nash Finch Co.#.........................   5,950    212,355
           Spartan Stores, Inc.....................  57,200  1,287,000
                                                            ----------
                                                             1,499,355
                                                            ----------
         Footwear & Related Apparel -- 0.3%
           Wolverine World Wide, Inc...............  37,270    923,178
                                                            ----------
         Garden Products -- 0.3%
           Toro Co.................................  16,230    903,199
                                                            ----------
         Gas - Distribution -- 1.5%
           Atmos Energy Corp.......................  43,666  1,143,612
           Energen Corp............................  17,100  1,089,954
           Laclede Group, Inc.#....................  25,470    876,423
           Southwest Gas Corp......................  38,130  1,102,720
                                                            ----------
                                                             4,212,709
                                                            ----------
         Health Care Cost Containment -- 0.6%
           Healthspring, Inc.+.....................  65,110  1,230,579
           Hooper Holmes, Inc.+.................... 301,420    491,315
                                                            ----------
                                                             1,721,894
                                                            ----------
         Home Furnishings -- 0.9%
           Ethan Allen Interiors, Inc.#............  38,268  1,092,934
           Furniture Brands International, Inc.#...  38,420    389,195

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Home Furnishings (continued)
        La-Z-Boy, Inc.#..............................       1 $         5
        Tempur - Pedic International, Inc.#..........  34,615   1,027,719
                                                              -----------
                                                                2,509,853
                                                              -----------
      Human Resources -- 2.1%
        AMN Healthcare Services, Inc.+#..............  82,936   1,399,960
        Cross Country Healthcare, Inc.+#.............  32,372     471,336
        Gevity HR, Inc.#.............................  77,264     328,372
        Heidrick & Struggles International, Inc......  29,152   1,057,343
        Kelly Services, Inc., Class A................  25,512     486,004
        Kforce, Inc.+................................  18,812     204,110
        Korn/Ferry International+#...................  65,754   1,132,941
        MPS Group, Inc.+.............................  79,990     887,889
                                                              -----------
                                                                5,967,955
                                                              -----------
      Industrial Gases -- 0.4%
        Airgas, Inc..................................  21,380   1,057,882
                                                              -----------
      Instruments - Controls -- 0.3%
        X-Rite, Inc.+................................  65,320     811,928
                                                              -----------
      Insurance Broker -- 1.0%
        Hilb Rogal and Hobbs Co......................  69,159   2,956,547
                                                              -----------
      Insurance - Life/Health -- 1.3%
        American Equity Investment Life Holding Co.#. 126,210   1,137,152
        FBL Financial Group, Inc., Class A...........  26,585     985,506
        Presidential Life Corp.......................  56,730     978,025
        The Phoenix Cos., Inc........................  63,680     765,434
                                                              -----------
                                                                3,866,117
                                                              -----------
      Insurance - Property/Casualty -- 3.6%
        Infinity Property & Casualty Corp.#..........  22,610     883,825
        LandAmerica Financial Group, Inc.#...........  13,711     360,873
        Navigators Group, Inc.+......................  22,310   1,309,597
        Philadelphia Consolidated Holding Corp.+.....  28,220   1,201,608
        Safety Insurance Group, Inc.#................  27,770   1,013,883
        Selective Insurance Group, Inc.#.............  52,628   1,241,494
        State Auto Financial Corp.#..................  31,560     879,893
        Stewart Information Services Corp.#..........  87,340   2,364,294
        Zenith National Insurance Corp...............  25,870   1,087,316
                                                              -----------
                                                               10,342,783
                                                              -----------
      Insurance - Reinsurance -- 1.7%
        Endurance Specialty Holdings, Ltd............  77,248   3,120,047
        IPC Holdings, Ltd............................  64,465   1,905,585
                                                              -----------
                                                                5,025,632
                                                              -----------
      Internet Infrastructure Equipment -- 0.1%
        Avocent Corp.+...............................  10,282     256,022
                                                              -----------
      Internet Infrastructure Software -- 0.1%
        Chordiant Software, Inc.+....................  38,010     381,240
                                                              -----------
      Investment Companies -- 0.4%
        Apollo Investment Corp.......................  19,753     349,826
        MCG Capital Corp.#...........................  69,960     790,548
                                                              -----------
                                                                1,140,374
                                                              -----------
      Investment Management/Advisor Services -- 0.2%
        Pzena Investment Management, Inc. Class A+#..  21,230     269,621
        Westwood Holdings Group, Inc.#...............   6,544     247,363
                                                              -----------
                                                                  516,984
                                                              -----------
      Linen Supply & Related Items -- 0.1%
        UniFirst Corp................................   4,887     182,627
                                                              -----------
      Machinery - Electrical -- 0.4%
        Franklin Electric Co., Inc.#.................  31,933   1,244,110
                                                              -----------

                                                             Value
                   Security Description            Shares   (Note 2)

          ------------------------------------------------------------
          Machinery - Farming -- 0.1%
            Gehl Co.+#............................  11,550 $   187,226
                                                           -----------
          Machinery - General Industrial -- 1.5%
            Applied Industrial Technologies, Inc..  24,940     753,438
            Gardner Denver, Inc.+.................  35,785   1,184,841
            Kadant, Inc.+.........................  81,883   2,412,273
                                                           -----------
                                                             4,350,552
                                                           -----------
          Medical Instruments -- 0.5%
            Datascope Corp........................  19,050     697,040
            Edwards Lifesciences Corp.+#..........  13,994     692,003
                                                           -----------
                                                             1,389,043
                                                           -----------
          Medical Laser Systems -- 0.2%
            Cutera, Inc.+#........................  42,810     648,143
                                                           -----------
          Medical Products -- 0.9%
            Hanger Orthopedic Group, Inc.+........  60,673     634,640
            PSS World Medical, Inc.+#.............  48,910     938,094
            Syneron Medical, Ltd.+................   8,838     129,653
            Vital Signs, Inc......................  16,323     863,650
                                                           -----------
                                                             2,566,037
                                                           -----------
          Medical - Biomedical/Gene -- 0.2%
            Cambrex Corp.#........................  93,141     720,911
                                                           -----------
          Medical - Drugs -- 0.8%
            Prestige Brands Holdings, Inc.+#...... 167,845   1,408,219
            Sciele Pharma, Inc.+#.................  38,490     859,097
                                                           -----------
                                                             2,267,316
                                                           -----------
          Medical - Generic Drugs -- 0.3%
            Alpharma, Inc., Class A+#.............  40,995     860,895
                                                           -----------
          Medical - HMO -- 0.4%
            AMERIGROUP Corp.+.....................  31,200   1,072,344
                                                           -----------
          Metal Processors & Fabrication -- 3.7%
            Haynes International, Inc.+...........  11,440     966,795
            Mueller Industries, Inc............... 157,440   4,759,411
            Quanex Corp.#......................... 101,575   5,082,813
                                                           -----------
                                                            10,809,019
                                                           -----------
          Multilevel Direct Selling -- 0.4%
            Nu Skin Enterprises, Inc., Class A#...  62,697   1,109,110
                                                           -----------
          Multimedia -- 0.7%
            Journal Communications, Inc., Class A. 229,196   2,085,684
                                                           -----------
          Networking Products -- 0.9%
            Adaptec, Inc.+#....................... 271,295     908,838
            Black Box Corp........................  42,867   1,577,506
                                                           -----------
                                                             2,486,344
                                                           -----------
          Non - Ferrous Metals -- 0.3%
            USEC, Inc.+#..........................  92,620     760,410
                                                           -----------
          Office Furnishings - Original -- 0.4%
            Interface, Inc. Class A...............  59,835   1,043,522
                                                           -----------
          Office Supplies & Forms -- 0.3%
            ACCO Brands Corp.+#...................   6,198     103,569
            Ennis, Inc.#..........................  40,870     750,373
                                                           -----------
                                                               853,942
                                                           -----------
          Oil & Gas Drilling -- 1.0%
            Atwood Oceanics, Inc.+................  21,608   1,885,298
            Pioneer Drilling Co.+.................  74,420     886,342
                                                           -----------
                                                             2,771,640
                                                           -----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Oil Companies - Exploration & Production -- 5.2%
        Cabot Oil & Gas Corp..........................  29,920 $ 1,029,846
        Energy Partners, Ltd.+........................  66,700     825,746
        Forest Oil Corp.+#............................  33,559   1,579,958
        Mariner Energy, Inc.+#........................ 113,966   2,470,783
        St. Mary Land & Exploration Co................  34,689   1,363,278
        Stone Energy Corp.+...........................  82,138   3,712,637
        Swift Energy Co.+#............................  28,170   1,141,167
        Venoco, Inc.+#................................  15,900     290,334
        Whiting Petroleum Corp.+......................  46,559   2,454,590
                                                               -----------
                                                                14,868,339
                                                               -----------
      Oil - Field Services -- 0.7%
        Exterran Holdings, Inc.+#.....................  10,890     871,636
        Tidewater, Inc................................  22,050   1,078,024
                                                               -----------
                                                                 1,949,660
                                                               -----------
      Paper & Related Products -- 1.6%
        Glatfelter#...................................  45,360     681,761
        Louisiana - Pacific Corp.#....................  14,280     219,626
        Neenah Paper, Inc.............................  72,843   2,198,402
        Schweitzer - Mauduit International, Inc.......  49,303   1,316,390
        Xerium Technologies, Inc......................  28,109     167,249
                                                               -----------
                                                                 4,583,428
                                                               -----------
      Physicians Practice Management -- 0.3%
        Pediatrix Medical Group, Inc.+................  15,050     973,133
                                                               -----------
      Publishing - Newspapers -- 0.2%
        GateHouse Media, Inc.#........................  56,860     466,252
                                                               -----------
      Real Estate Investment Trusts -- 3.2%
        Arbor Realty Trust, Inc.#.....................  55,810     954,351
        Capital Trust, Inc., Class A#.................  30,140     927,106
        Deerfield Triarc Capital Corp.#............... 189,153   1,420,539
        DiamondRock Hospitality Co....................  51,590     893,539
        Entertainment Properties Trust................  17,972     957,728
        Getty Realty Corp.#...........................  41,900   1,136,328
        Gramercy Capital Corp.#.......................  27,710     658,944
        Hersha Hospitality Trust#.....................  77,060     784,471
        National Health Investors, Inc.#..............  24,370     692,595
        NorthStar Realty Finance Corp.#...............  79,965     733,279
                                                               -----------
                                                                 9,158,880
                                                               -----------
      Real Estate Operations & Development -- 0.4%
        Forest City Enterprises, Inc., Class A#.......  23,174   1,161,944
                                                               -----------
      Recreational Vehicles -- 0.2%
        Arctic Cat, Inc.#.............................  43,620     465,425
                                                               -----------
      Rental Auto/Equipment -- 0.5%
        Aaron Rents, Inc..............................  32,628     656,149
        Dollar Thrifty Automotive Group, Inc.+#.......  34,743     901,233
                                                               -----------
                                                                 1,557,382
                                                               -----------
      Retail - Apparel/Shoe -- 2.3%
        Cache, Inc.+#.................................  50,140     671,375
        Charming Shoppes, Inc.+#......................  73,705     407,589
        Christopher & Banks Corp.#....................  38,402     619,040
        Foot Locker, Inc.............................. 143,794   1,876,512
        Jos. A. Bank Clothiers, Inc.+#................  31,940     826,927
        Kenneth Cole Productions, Inc. Class A#.......  49,163     927,214
        Stage Stores, Inc.#...........................  46,575     788,049
        The Children's Place Retail Stores, Inc.+#....  19,364     551,099
        The Finish Line, Inc., Class A#...............  24,190      90,712
                                                               -----------
                                                                 6,758,517
                                                               -----------
      Retail - Auto Parts -- 0.2%
        CSK Auto Corp.+#..............................  57,203     557,729
                                                               -----------

                                                                     Value
                    Security Description                   Shares   (Note 2)

  ---------------------------------------------------------------------------
  Retail - Computer Equipment -- 0.1%
    Insight Enterprises, Inc.+............................   8,840 $  175,120
                                                                   ----------
  Retail - Convenience Store -- 1.0%
    Casey's General Stores, Inc........................... 104,147  3,020,263
                                                                   ----------
  Retail - Home Furnishings -- 0.2%
    Haverty Furniture Cos., Inc.#.........................  61,330    521,305
    Pier 1 Imports, Inc.+#................................  29,927    123,299
                                                                   ----------
                                                                      644,604
                                                                   ----------
  Retail - Jewelry -- 0.5%
    Zale Corp.+#..........................................  80,210  1,434,957
                                                                   ----------
  Retail - Pawn Shops -- 0.2%
    Ezcorp, Inc., Class A+................................  46,968    589,918
                                                                   ----------
  Retail - Restaurants -- 2.1%
    IHOP Corp.#...........................................  24,559  1,246,124
    Ruby Tuesday, Inc.#................................... 162,079  2,124,856
    Triarc Cos., Inc. Class A.............................  87,904    742,789
    Triarc Cos., Inc., Class B#........................... 247,689  2,083,064
                                                                   ----------
                                                                    6,196,833
                                                                   ----------
  Satellite Telecom -- 0.4%
    GeoEye, Inc.+.........................................  41,250  1,308,450
                                                                   ----------
  Savings & Loans/Thrifts -- 1.3%
    BankAtlantic Bancorp, Inc. Class A#...................  76,522    294,610
    BankUnited Financial Corp. Class A#...................  45,500    363,090
    FirstFed Financial Corp.+#............................  15,580    545,611
    NewAlliance Bancshares, Inc.#......................... 153,639  1,981,943
    PFF BanCorp., Inc.#...................................  52,620    494,628
                                                                   ----------
                                                                    3,679,882
                                                                   ----------
  Semiconductor Equipment -- 1.4%
    Brooks Automation, Inc.+..............................  61,720    828,900
    Cabot Microelectronics Corp.+#........................  23,602    882,715
    Cohu, Inc.#...........................................  38,290    599,238
    GSI Group, Inc.+......................................  81,364    785,976
    Nextest Systems Corp.+#...............................   9,783    129,918
    Ultra Clean Holdings, Inc.+#..........................  56,130    806,588
                                                                   ----------
                                                                    4,033,335
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 1.2%
    Emulex Corp.+.........................................  51,140    856,595
    Exar Corp.+...........................................  54,765    503,290
    Pericom Semiconductor Corp.+..........................  34,190    566,528
    Standard Microsystems Corp.+..........................  41,303  1,456,757
                                                                   ----------
                                                                    3,383,170
                                                                   ----------
  Software Tools -- 0.1%
    Borland Software Corp.+#..............................  98,035    316,653
                                                                   ----------
  Steel - Producer -- 0.4%
    Steel Dynamics, Inc...................................  23,920  1,203,415
                                                                   ----------
  Telecom Services -- 0.1%
    Consolidated Commerce Holdings, Inc...................  25,610    411,809
                                                                   ----------
  Telecommunication Equipment -- 0.1%
    CommScope, Inc.+......................................   7,600    307,800
                                                                   ----------
  Telephone - Integrated -- 0.4%
    Alaska Communications Systems Group, Inc..............  51,710    775,650
    Citizens Communications Co............................  39,252    509,491
                                                                   ----------
                                                                    1,285,141
                                                                   ----------
  Textile - Products -- 0.1%
    Dixie Group, Inc.+....................................  46,099    414,891
                                                                   ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description            Shares    (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Theater -- 0.1%
           Carmike Cinemas, Inc.#.................  30,160 $    355,888
                                                           ------------
         Tools - Hand Held -- 0.3%
           Snap-on, Inc...........................  17,870      873,486
                                                           ------------
         Transport - Marine -- 1.0%
           Gulfmark Offshore, Inc.+#..............  33,480    1,487,851
           Horizon Lines, Inc. Class A#...........  68,253    1,358,917
           TBS International, Ltd. Class A+#......       1           44
                                                           ------------
                                                              2,846,812
                                                           ------------
         Transport - Truck -- 1.1%
           Arkansas Best Corp.#...................  95,692    2,181,777
           Werner Enterprises, Inc.#..............  53,976      947,279
                                                           ------------
                                                              3,129,056
                                                           ------------
         Web Portals/ISP -- 0.7%
           EarthLink, Inc.+#...................... 124,600      846,034
           United Online, Inc.#...................  78,940    1,187,258
                                                           ------------
                                                              2,033,292
                                                           ------------
         Wire & Cable Products -- 1.1%
           Belden, Inc.#..........................  20,131      927,033
           General Cable Corp.+#..................  14,882    1,106,923
           Superior Essex, Inc.+#.................  51,905    1,259,215
                                                           ------------
                                                              3,293,171
                                                           ------------
         Wireless Equipment -- 0.6%
           EMS Technologies, Inc.+................  21,970      639,547
           Gilat Satellite Networks, Ltd.+........  96,790    1,030,813
                                                           ------------
                                                              1,670,360
                                                           ------------
         Total Common Stock
            (cost $295,225,124)...................          271,899,488
                                                           ------------
         EXCHANGE TRADED FUNDS -- 1.0%
         Index Fund - Small Cap -- 1.0%
           ishares Russell 2000 Value Index Fund#
            (cost $3,279,303).....................  42,833    3,075,409
                                                           ------------
         Total Long-Term Investment Securities
            (cost $298,504,427)...................          274,974,897
                                                           ------------

                                                             Shares/
                                                            Principal      Value
                  Security Description                       Amount       (Note 2)

-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 27.9%
Collective Investment Pool -- 24.7%
  Securities Lending Quality Trust(2).....................  71,210,646  $ 71,210,646
                                                                        ------------
Time Deposit -- 3.2%
  Euro Time Deposit with State Street
   Bank & Trust Co.
   3.35% due 12/03/07..................................... $ 9,175,000     9,175,000
                                                                        ------------
Total Short-Term Investment Securities
   (cost $80,385,646).....................................                80,385,646
                                                                        ------------
REPURCHASE AGREEMENT -- 0.4%
  Agreement with Bank of America NA, bearing interest at
   4.48% dated 11/30/07 to be repurchased 12/03/07 in
   the amount of $1,101,411 and collateralized by Federal
   National Mtg. Assoc. Notes due 08/01/12 and having
   an approximate value of $1,123,020
   (cost $1,101,000)......................................   1,101,000     1,101,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $379,991,073)(3).................................       123.6%  356,461,543
Liabilities in excess of other assets.....................       (23.6)  (68,155,201)
                                                           -----------  ------------
NET ASSETS --                                                    100.0% $288,306,342
                                                           ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $738,600 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Fair valued security; (See Note 2)
(2)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financials Statements

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool............... 25.2%
                Medical -- Drugs.........................  3.7
                Medical -- Biomedical/Gene...............  3.5
                Time Deposits............................  3.1
                Oil Companies -- Exploration & Production  2.7
                Retail -- Restaurants....................  2.6
                Computer Services........................  2.3
                Commercial Services -- Finance...........  2.2
                Electronic Components -- Semiconductors..  2.2
                Retail -- Apparel/Shoe...................  2.0
                Schools..................................  1.9
                Telecommunication Equipment..............  1.7
                Therapeutics.............................  1.7
                Chemicals -- Specialty...................  1.6
                Computers -- Integrated Systems..........  1.6
                Lasers -- System/Components..............  1.6
                Applications Software....................  1.4
                Diagnostic Kits..........................  1.4
                Finance -- Investment Banker/Broker......  1.4
                Footwear & Related Apparel...............  1.4
                Oil & Gas Drilling.......................  1.4
                Diversified Manufacturing Operations.....  1.3
                E-Marketing/Info.........................  1.3
                Medical Products.........................  1.3
                Medical -- HMO...........................  1.3
                Networking Products......................  1.3
                Electronic Measurement Instruments.......  1.2
                Human Resources..........................  1.2
                Insurance -- Property/Casualty...........  1.2
                Enterprise Software/Service..............  1.1
                Finance -- Consumer Loans................  1.1
                Investment Management/Advisor Services...  1.1
                Machinery -- General Industrial..........  1.1
                Real Estate Investment Trusts............  1.1
                Computers -- Periphery Equipment.........  1.0
                Insurance-Life/Health....................  1.0
                Aerospace/Defense-Equipment..............  0.9
                Containers -- Metal/Glass................  0.9
                Diagnostic Equipment.....................  0.9
                Electronic Design Automation.............  0.9
                Research & Development...................  0.9
                Aerospace/Defense........................  0.8
                Auction Houses/Art Dealers...............  0.8
                Consumer Products -- Misc................  0.8
                Home Furnishings.........................  0.8
                Retail -- Drug Store.....................  0.8
                Toys.....................................  0.8
                Building & Construction -- Misc..........  0.7
                Building -- Heavy Construction...........  0.7
                Commercial Services......................  0.7
                Distribution/Wholesale...................  0.7
                E-Commerce/Services......................  0.7
                Electronic Security Devices..............  0.7
                Health Care Cost Containment.............  0.7
                Internet Application Software............  0.7
                Intimate Apparel.........................  0.7
                Medical Sterilization Products...........  0.7
                Office Furnishings -- Original...........  0.7
                Transport -- Services....................  0.7

            Advanced Materials..............................   0.6
            Educational Software............................   0.6
            Electronic Components -- Misc...................   0.6
            Electronic Connectors...........................   0.6
            Food -- Misc....................................   0.6
            Medical Instruments.............................   0.6
            Metal -- Iron...................................   0.6
            Oil Field Machinery & Equipment.................   0.6
            Physicians Practice Management..................   0.6
            Retail -- Petroleum Products....................   0.6
            Wire & Cable Products...........................   0.6
            Advertising Services............................   0.5
            Apparel Manufacturers...........................   0.5
            Batteries/Battery Systems.......................   0.5
            Commerce........................................   0.5
            Dental Supplies & Equipment.....................   0.5
            Entertainment Software..........................   0.5
            Medical -- Hospitals............................   0.5
            Medical -- Nursing Homes........................   0.5
            Oil Field Services..............................   0.5
            Seismic Data Collection.........................   0.5
            Wireless Equipment..............................   0.5
            X-Ray Equipment.................................   0.5
            Alternative Waste Technology....................   0.4
            Computer Aided Design...........................   0.4
            Decision Support Software.......................   0.4
            Direct Marketing................................   0.4
            E-Services/Consulting...........................   0.4
            Electric Products -- Misc.......................   0.4
            Energy -- Alternate Sources.....................   0.4
            Food -- Retail..................................   0.4
            Internet Content -- Information/News............   0.4
            Machinery -- Construction & Mining..............   0.4
            Metal Processors & Fabrication..................   0.4
            Oil Refining & Marketing........................   0.4
            Resorts/Theme Parks.............................   0.4
            Retail-Bedding..................................   0.4
            Satellite Telecom...............................   0.4
            Transport -- Marine.............................   0.4
            Vitamins & Nutrition Products...................   0.4
            Auto/Truck Parts & Equipment -- Original........   0.3
            Casino Services.................................   0.3
            Cellular Telecom................................   0.3
            Computers -- Memory Devices.....................   0.3
            E-Commerce/Products.............................   0.3
            Identification Systems..........................   0.3
            Industrial Automated/Robotic....................   0.3
            Internet Infrastructure Software................   0.3
            Medical Laser Systems...........................   0.3
            Semiconductor Equipment.........................   0.3
            Semiconductors Components -- Integrated Circuits   0.3
            Wound, Burn & Skin Care.........................   0.3
            Miscellaneous Manufacturing.....................   0.2
            U.S. Government Treasuries......................   0.1
                                                             -----
                                                             125.2%
                                                             =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                                                Value
                    Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 96.8%
        Advanced Materials -- 0.6%
          Ceradyne, Inc.+#...........................  15,838 $  783,031
                                                              ----------
        Advertising Services -- 0.5%
          Greenfield Online, Inc.+...................  43,038    647,292
                                                              ----------
        Aerospace/Defense -- 0.8%
          Teledyne Technologies, Inc.+...............  19,088  1,034,951
                                                              ----------
        Aerospace/Defense - Equipment -- 0.9%
          Curtiss-Wright Corp.#......................  21,112  1,138,781
                                                              ----------
        Alternative Waste Technology -- 0.4%
          Darling International, Inc.+...............  56,210    576,153
                                                              ----------
        Apparel Manufacturer -- 0.5%
          Gymboree Corp.+............................  20,214    674,339
                                                              ----------
        Applications Software -- 1.4%
          Actuate Corp.+............................. 100,321    759,430
          Nuance Communications, Inc.+...............  56,940  1,149,049
                                                              ----------
                                                               1,908,479
                                                              ----------
        Auction House/Art Dealer -- 0.8%
          Sotheby's#.................................  28,118  1,053,019
                                                              ----------
        Auto/Truck Parts & Equipment-Original -- 0.3%
          Accuride Corp.+............................  46,332    351,660
                                                              ----------
        Batteries/Battery Systems -- 0.5%
          Greatbatch, Inc.+#.........................  33,641    692,332
                                                              ----------
        Building & Construction - Misc. -- 0.7%
          Layne Christensen Co.+#....................  16,012    911,883
                                                              ----------
        Building - Heavy Construction -- 0.7%
          Perini Corp.+..............................  16,674    886,890
                                                              ----------
        Casino Services -- 0.3%
          Bally Technologies, Inc.+#.................  10,581    441,228
                                                              ----------
        Cellular Telecom -- 0.3%
          Syniverse Holdings, Inc.+..................  29,783    465,210
                                                              ----------
        Chemicals - Specialty -- 1.6%
          Arch Chemicals, Inc........................  20,406    839,707
          Terra Industries, Inc.+....................  31,993  1,208,695
          Zep Inc+#..................................  10,531    138,272
                                                              ----------
                                                               2,186,674
                                                              ----------
        Commerce -- 0.5%
          Global Sources, Ltd.+#.....................  22,237    676,672
                                                              ----------
        Commercial Services -- 0.7%
          TeleTech Holdings, Inc.+...................  29,259    605,954
          The Providence Service Corp.+..............  13,580    379,968
                                                              ----------
                                                                 985,922
                                                              ----------
        Commercial Services - Finance -- 2.2%
          Bankrate, Inc.+#...........................  14,647    573,284
          Heartland Payment Systems, Inc.#...........  22,564    728,366
          Jackson Hewitt Tax Service, Inc.#..........  28,318    913,255
          Morningstar, Inc.+#........................   9,657    785,597
                                                              ----------
                                                               3,000,502
                                                              ----------
        Computer Aided Design -- 0.4%
          Ansys, Inc.+...............................  12,659    491,929
                                                              ----------
        Computer Services -- 2.3%
          COMSYS IT Partners, Inc.+..................  33,976    453,580
          IHS, Inc.+.................................  16,408  1,150,857
          Manhattan Associates, Inc.+................  24,059    652,721
          SYKES Enterprises, Inc.+...................  41,046    757,709
                                                              ----------
                                                               3,014,867
                                                              ----------

                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       Computers - Integrated Systems -- 1.6%
         Jack Henry & Associates, Inc................  28,647 $  766,594
         MICROS Systems, Inc.+.......................  19,027  1,372,608
                                                              ----------
                                                               2,139,202
                                                              ----------
       Computers - Memory Devices -- 0.3%
         Silicon Storage Technology, Inc.+#.......... 122,646    348,315
                                                              ----------
       Computers - Periphery Equipment -- 1.0%
         Sigma Designs, Inc.+#.......................  21,192  1,377,904
                                                              ----------
       Consumer Products - Misc. -- 0.8%
         Fossil, Inc.+...............................  24,500  1,061,830
                                                              ----------
       Containers - Metal/Glass -- 0.9%
         Greif, Inc., Class A........................  20,534  1,212,943
                                                              ----------
       Decision Support Software -- 0.4%
         SPSS, Inc.+#................................  14,749    533,029
                                                              ----------
       Dental Supplies & Equipment -- 0.5%
         Align Technology, Inc.+.....................  37,630    635,571
                                                              ----------
       Diagnostic Equipment -- 0.9%
         Immucor, Inc.+..............................  35,232  1,168,645
                                                              ----------
       Diagnostic Kits -- 1.4%
         Meridian Bioscience, Inc....................  29,926    923,217
         Quidel Corp.+...............................  52,493    992,118
                                                              ----------
                                                               1,915,335
                                                              ----------
       Direct Marketing -- 0.4%
         Gaiam, Inc.+................................  25,402    598,217
                                                              ----------
       Distribution/Wholesale -- 0.7%
         United Stationers, Inc.+....................  19,164    970,848
                                                              ----------
       Diversified Manufacturing Operations -- 1.3%
         Actuant Corp., Class A......................  28,963    917,258
         Acuity Brands, Inc..........................  21,063    831,778
                                                              ----------
                                                               1,749,036
                                                              ----------
       E - Commerce/Products -- 0.3%
         Overstock.com, Inc.+#.......................  15,097    349,798
                                                              ----------
       E - Commerce/Services -- 0.7%
         priceline.com, Inc.+#.......................   7,681    874,098
                                                              ----------
       E - Marketing/Info -- 1.3%
         Digital River, Inc.+#.......................  18,834    728,311
         ValueClick, Inc.+...........................  41,000    969,240
                                                              ----------
                                                               1,697,551
                                                              ----------
       E - Services/Consulting -- 0.4%
         Websense, Inc.+#............................  32,922    537,945
                                                              ----------
       Educational Software -- 0.6%
         Blackboard, Inc.+...........................  18,836    734,604
                                                              ----------
       Electric Products - Misc. -- 0.4%
         Littelfuse, Inc.+...........................  16,686    556,478
                                                              ----------
       Electronic Components - Misc. -- 0.6%
         Cubic Corp.#................................  20,886    824,579
                                                              ----------
       Electronic Components - Semiconductors -- 2.2%
         Amkor Technology, Inc.+#....................  54,104    445,817
         Monolithic Power Systems, Inc.+.............  30,525    582,417
         ON Semiconductor Corp.+#....................  55,220    507,472
         Skyworks Solutions, Inc.+...................  61,611    559,428
         Zoran Corp.+................................  40,071    874,349
                                                              ----------
                                                               2,969,483
                                                              ----------
       Electronic Connectors -- 0.6%
         Thomas & Betts Corp.+.......................  14,152    769,303
                                                              ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                     Security Description            Shares  (Note 2)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Electronic Design Automation -- 0.9%
            Comtech Group, Inc.+.................... 35,776 $  634,666
            Magma Design Automation, Inc.+.......... 43,516    581,374
                                                            ----------
                                                             1,216,040
                                                            ----------
          Electronic Measurement Instruments -- 1.2%
            FLIR Systems, Inc.+#.................... 17,536  1,205,249
            Itron, Inc.+#...........................  5,978    463,594
                                                            ----------
                                                             1,668,843
                                                            ----------
          Electronic Security Devices -- 0.7%
            LoJack Corp.+#.......................... 33,281    582,751
            Taser International, Inc.+#............. 22,926    321,193
                                                            ----------
                                                               903,944
                                                            ----------
          Energy - Alternate Sources -- 0.4%
            Headwaters, Inc.+#...................... 45,044    540,528
                                                            ----------
          Enterprise Software/Service -- 1.1%
            Informatica Corp.+...................... 47,180    809,137
            MicroStrategy, Inc., Class A+...........  6,873    693,142
                                                            ----------
                                                             1,502,279
                                                            ----------
          Entertainment Software -- 0.5%
            THQ, Inc.+#............................. 27,485    672,008
                                                            ----------
          Finance - Consumer Loans -- 1.1%
            ASTA Funding, Inc.#..................... 19,919    720,271
            World Acceptance Corp.+#................ 23,863    753,355
                                                            ----------
                                                             1,473,626
                                                            ----------
          Finance - Investment Banker/Broker -- 1.4%
            Knight Capital Group, Inc., Class A+.... 42,520    567,642
            optionsXpress Holdings, Inc.#........... 28,796    875,687
            TradeStation Group, Inc.+#.............. 35,067    418,349
                                                            ----------
                                                             1,861,678
                                                            ----------
          Food - Misc. -- 0.6%
            Ralcorp Holdings, Inc.+................. 12,216    749,940
                                                            ----------
          Food - Retail -- 0.4%
            Pathmark Stores, Inc.+.................. 40,507    522,540
                                                            ----------
          Footwear & Related Apparel -- 1.4%
            Deckers Outdoor Corp.+#.................  8,584  1,237,555
            Skechers USA, Inc., Class A+............ 25,166    570,010
                                                            ----------
                                                             1,807,565
                                                            ----------
          Health Care Cost Containment -- 0.7%
            Healthspring, Inc.+..................... 49,266    931,127
                                                            ----------
          Home Furnishings -- 0.8%
            Kimball International, Inc., Class B#... 35,115    468,434
            Tempur-Pedic International, Inc.#....... 22,298    662,028
                                                            ----------
                                                             1,130,462
                                                            ----------
          Human Resources -- 1.2%
            Labor Ready, Inc.+#..................... 36,574    550,439
            MPS Group, Inc.+........................ 29,169    323,776
            Spherion Corp.+......................... 89,135    693,470
                                                            ----------
                                                             1,567,685
                                                            ----------
          Identification Systems -- 0.3%
            Cogent, Inc.+#.......................... 41,710    462,981
                                                            ----------
          Industrial Automated/Robotic -- 0.3%
            Hurco Cos., Inc.+.......................  8,801    363,217
                                                            ----------
          Insurance - Life/Health -- 1.0%
            Delphi Financial Group, Inc., Class A#.. 12,076    464,201

                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       Insurance - Life/Health -- 1.0% (continued)
         Reinsurance Group of America, Inc...........  16,053 $  868,628
                                                              ----------
                                                               1,332,829
                                                              ----------
       Insurance - Property/Casualty -- 1.2%
         National Interstate Corp.#..................  23,571    776,193
         Zenith National Insurance Corp..............  20,534    863,044
                                                              ----------
                                                               1,639,237
                                                              ----------
       Internet Application Software -- 0.7%
         DealerTrack Holdings, Inc.+.................   7,274    309,436
         Interwoven, Inc.+...........................  49,677    610,034
                                                              ----------
                                                                 919,470
                                                              ----------
       Internet Content - Information/News -- 0.4%
         Loopnet, Inc.+#.............................  30,440    467,558
                                                              ----------
       Internet Infrastructure Software -- 0.3%
         Chordiant Software, Inc.+...................  42,242    423,687
                                                              ----------
       Intimate Apparel -- 0.7%
         The Warnaco Group, Inc.+....................  24,617    908,367
                                                              ----------
       Investment Management/Advisor Services -- 1.1%
         Waddell & Reed Financial, Inc., Class A.....  44,119  1,507,987
                                                              ----------
       Lasers - System/Components -- 1.6%
         Coherent, Inc.+.............................  17,791    511,847
         Cymer, Inc.+................................  18,479    758,933
         II-VI, Inc.+................................  26,113    875,830
                                                              ----------
                                                               2,146,610
                                                              ----------
       Machinery - Construction & Mining -- 0.4%
         Astec Industries, Inc.+.....................  13,774    517,351
                                                              ----------
       Machinery - General Industrial -- 1.1%
         Applied Industrial Technologies, Inc........  22,406    676,885
         Wabtec Corp.................................  23,547    799,185
                                                              ----------
                                                               1,476,070
                                                              ----------
       Medical Instruments -- 0.6%
         ArthroCare Corp.+#..........................  15,497    838,853
                                                              ----------
       Medical Laser Systems -- 0.3%
         Cutera, Inc.+#..............................  23,564    356,759
                                                              ----------
       Medical Products -- 1.3%
         Mentor Corp.#...............................  22,575    848,594
         West Pharmaceutical Services, Inc.#.........  22,283    837,173
                                                              ----------
                                                               1,685,767
                                                              ----------
       Medical Sterilization Products -- 0.7%
         STERIS Corp.................................  34,172    955,449
                                                              ----------
       Medical - Biomedical/Gene -- 3.5%
         American Oriental Bioengineering, Inc.+.....  87,939  1,028,886
         Arena Pharmaceuticals, Inc.+#...............  47,521    415,809
         Arqule, Inc.+#..............................  53,571    347,676
         Cell Genesys, Inc.+......................... 156,984    365,773
         Enzon Pharmaceuticals, Inc.+#...............  46,339    438,367
         Incyte Corp.+#..............................  90,588    777,245
         InterMune, Inc.+#...........................  32,180    522,603
         Lexicon Genetics, Inc.+..................... 163,489    567,307
         Telik, Inc.+#...............................  79,310    265,688
                                                              ----------
                                                               4,729,354
                                                              ----------
       Medical - Drugs -- 3.7%
         Cubist Pharmaceuticals, Inc.+#..............  44,111    936,918
         K-V Pharmaceutical Co., Class A+#...........  36,047  1,016,525
         OSI Pharmaceuticals, Inc.+#.................  26,970  1,257,611

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - Drugs -- 3.7% (continued)
        Pain Therapeutics, Inc.+......................  27,994 $  293,657
        Sciele Pharma, Inc.+#.........................  38,850    867,132
        Valeant Pharmaceuticals International+........  54,403    628,355
                                                               ----------
                                                                5,000,198
                                                               ----------
      Medical - HMO -- 1.3%
        Centene Corp.+................................  33,123    828,075
        Molina Healthcare, Inc.+#.....................  24,898    933,426
                                                               ----------
                                                                1,761,501
                                                               ----------
      Medical - Hospitals -- 0.5%
        Medcath Corp.+................................  24,363    619,307
                                                               ----------
      Medical - Nursing Homes -- 0.5%
        Sun Healthcare Group, Inc.+...................  36,242    601,255
                                                               ----------
      Metal Processors & Fabrication -- 0.4%
        Mueller Industries, Inc.......................  19,470    588,578
                                                               ----------
      Metal - Iron -- 0.6%
        Cleveland-Cliffs, Inc.#.......................   9,526    859,245
                                                               ----------
      Miscellaneous Manufacturing -- 0.2%
        American Railcar Industries, Inc..............  14,814    227,839
                                                               ----------
      Networking Products -- 1.3%
        Anixter International, Inc.+#.................   8,542    550,959
        Foundry Networks, Inc.+.......................  42,878    755,939
        Polycom, Inc.+................................  18,872    458,024
                                                               ----------
                                                                1,764,922
                                                               ----------
      Office Furnishings - Original -- 0.7%
        Knoll, Inc....................................  51,710    903,891
                                                               ----------
      Oil & Gas Drilling -- 1.4%
        Atwood Oceanics, Inc.+........................   7,875    687,094
        Grey Wolf, Inc.+#............................. 100,138    508,701
        Parker Drilling Co.+#.........................  97,603    697,861
                                                               ----------
                                                                1,893,656
                                                               ----------
      Oil Companies - Exploration & Production -- 2.7%
        Bois d'Arc Energy, Inc.+......................  41,894    821,122
        Comstock Resources, Inc.+.....................  34,104  1,142,484
        Mariner Energy, Inc.+.........................  20,661    447,931
        Petroquest Energy, Inc.+#.....................  44,667    593,625
        Rosetta Resources, Inc.+......................  30,461    557,436
                                                               ----------
                                                                3,562,598
                                                               ----------
      Oil Field Machinery & Equipment -- 0.6%
        Gulf Island Fabrication, Inc..................  25,788    820,316
                                                               ----------
      Oil Refining & Marketing -- 0.4%
        Holly Corp....................................  11,223    543,754
                                                               ----------
      Oil - Field Services -- 0.5%
        Hornbeck Offshore Services, Inc.+#............  15,111    622,120
                                                               ----------
      Physicians Practice Management -- 0.6%
        Matria Healthcare, Inc.+#.....................  38,150    866,768
                                                               ----------
      Real Estate Investment Trusts -- 1.1%
        FelCor Lodging Trust, Inc.....................  40,219    704,235
        Getty Realty Corp.#...........................  27,209    737,908
                                                               ----------
                                                                1,442,143
                                                               ----------
      Research & Development -- 0.9%
        Parexel International Corp.+..................  26,767  1,184,440
                                                               ----------
      Resort/Theme Park -- 0.4%
        Vail Resorts, Inc.+#..........................   9,973    553,601
                                                               ----------

                                                                     Value
                    Security Description                   Shares   (Note 2)
  ---------------------------------------------------------------------------
  Retail - Apparel/Shoe -- 2.0%
    Aeropostale, Inc.+....................................  38,049 $  972,152
    Jos. A. Bank Clothiers, Inc.+#........................  28,618    740,920
    Men's Wearhouse, Inc..................................  23,609    814,983
    Under Armour, Inc., Class A+#.........................   3,064    152,219
                                                                   ----------
                                                                    2,680,274
                                                                   ----------
  Retail - Bedding -- 0.4%
    Select Comfort Corp.+#................................  47,488    505,272
                                                                   ----------
  Retail - Drug Store -- 0.8%
    Longs Drug Stores Corp................................  21,451  1,135,187
                                                                   ----------
  Retail - Petroleum Products -- 0.6%
    World Fuel Services Corp.#............................  24,800    784,672
                                                                   ----------
  Retail - Restaurants -- 2.6%
    Buffalo Wild Wings, Inc.+#............................  22,248    643,190
    Chipotle Mexican Grill, Inc., Class A+#...............  11,027  1,468,245
    Denny's Corp.+........................................ 193,597    793,748
    IHOP Corp.#...........................................  11,345    575,645
                                                                   ----------
                                                                    3,480,828
                                                                   ----------
  Satellite Telecom -- 0.4%
    GeoEye, Inc.+.........................................  18,522    587,518
                                                                   ----------
  Schools -- 1.9%
    DeVry, Inc............................................  32,053  1,762,274
    ITT Educational Services, Inc.+.......................   6,372    720,928
                                                                   ----------
                                                                    2,483,202
                                                                   ----------
  Seismic Data Collection -- 0.5%
    Dawson Geophysical Co.+#..............................   9,104    610,150
                                                                   ----------
  Semiconductor Equipment -- 0.3%
    Entegris, Inc.+.......................................  48,932    423,751
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 0.3%
    Exar Corp.+...........................................  41,766    383,830
                                                                   ----------
  Telecommunication Equipment -- 1.7%
    Arris Group, Inc.+#...................................  31,699    330,621
    Comtech Telecommunications Corp.+#....................  20,563  1,021,159
    Network Equipment Technologies, Inc.+.................  28,483    354,328
    Tekelec+#.............................................  48,837    600,695
                                                                   ----------
                                                                    2,306,803
                                                                   ----------
  Therapeutics -- 1.7%
    CV Therapeutics, Inc.+................................  65,983    575,372
    Neurocrine Biosciences, Inc.+#........................  46,411    604,271
    Renovis, Inc.+#....................................... 146,784    494,662
    The Medicines Co.+....................................  30,147    532,999
                                                                   ----------
                                                                    2,207,304
                                                                   ----------
  Toys -- 0.8%
    Marvel Entertainment, Inc.+#..........................  38,266  1,059,968
                                                                   ----------
  Transport - Marine -- 0.4%
    Horizon Lines, Inc. Class A#..........................  25,893    515,530
                                                                   ----------
  Transport - Services -- 0.7%
    Hub Group, Inc., Class A+.............................  38,081    993,152
                                                                   ----------
  Vitamins & Nutrition Products -- 0.4%
    NBTY, Inc.+...........................................  19,656    587,125
                                                                   ----------
  Wire & Cable Products -- 0.6%
    Belden, Inc.#.........................................   9,075    417,904
    General Cable Corp.+#.................................   5,375    399,792
                                                                   ----------
                                                                      817,696
                                                                   ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                    Shares/
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Wireless Equipment -- 0.5%
        InterDigital, Inc.+#.....................      12,141 $    218,538
        Novatel Wireless, Inc.+#.................      27,675      430,070
                                                              ------------
                                                                   648,608
                                                              ------------
      Wound, Burn & Skin Care -- 0.3%
        Obagi Medical Products, Inc.+............      20,032      368,589
                                                              ------------
      X-Ray Equipment -- 0.5%
        Hologic, Inc.+...........................      10,540      699,751
                                                              ------------
      Total Long - Term Investment Securities
         (cost $130,580,209).....................              129,321,681
                                                              ------------
      SHORT - TERM INVESTMENT SECURITIES -- 28.4%
      Collective Investment Pool -- 25.2%
        Securities Lending Quality Trust(1)......  33,591,927   33,591,927
                                                              ------------
      Time Deposit -- 3.1%
        Euro Time Deposit with State Street
         Bank & Trust Co.
         2.25% due 12/03/07...................... $ 4,103,000    4,103,000
                                                              ------------

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. Government Treasuries -- 0.1%
          United States Treasury Bills
           3.34% due 02/14/08@.................. $100,000  $     99,310
           3.80% due 01/24/08@..................   50,000        49,718
           3.99% due 01/10/08@..................   50,000        49,781
                                                           ------------
                                                                198,809
                                                           ------------
        Total Short - Term Investment Securities
           (cost $37,893,736)...................             37,893,736
                                                           ------------
        TOTAL INVESTMENTS
           (cost $168,473,945)(2)...............    125.2%  167,215,417
        Liabilities in excess of other assets...    (25.2)  (33,687,996)
                                                 --------  ------------
        NET ASSETS --                               100.0% $133,527,421
                                                 ========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                     Expiration    Value at     Value as of     Appreciation
Contracts    Description         Date      Trade Date November 30, 2007 (Depreciation)
--------------------------------------------------------------------------------------
 10 Long  Russell 2000 Index December 2007 $3,996,795    $3,847,000       $(149,795)
                                                                          =========

See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Oil Companies -- Integrated.............. 6.6%
                 Diversified Manufacturing Operations..... 5.0
                 Medical -- Drugs......................... 4.9
                 Finance -- Investment Banker/Broker...... 4.5
                 Banks -- Super Regional.................. 4.4
                 Computers................................ 3.9
                 Collective Investment Pool............... 3.6
                 Telephone -- Integrated.................. 3.3
                 Electric -- Integrated................... 3.2
                 Insurance -- Multi -- line............... 2.5
                 Medical Products......................... 2.4
                 Applications Software.................... 2.2
                 Cosmetics & Toiletries................... 2.2
                 Electronic Components -- Semiconductors.. 2.2
                 Beverages -- Non -- alcoholic............ 2.0
                 Oil Companies -- Exploration & Production 1.8
                 Multimedia............................... 1.7
                 Aerospace/Defense........................ 1.6
                 Oil -- Field Services.................... 1.6
                 Retail -- Discount....................... 1.6
                 Web Portals/ISP.......................... 1.5
                 Networking Products...................... 1.4
                 Tobacco.................................. 1.4
                 Medical -- HMO........................... 1.3
                 Food -- Misc............................. 1.1
                 Insurance -- Life/Health................. 1.1
                 Medical -- Biomedical/Gene............... 1.0
                 Real Estate Investment Trusts............ 1.0
                 Transport -- Services.................... 1.0
                 Retail -- Restaurants.................... 0.9
                 Wireless Equipment....................... 0.9
                 Banks -- Fiduciary....................... 0.8
                 Chemicals -- Diversified................. 0.8
                 Enterprise Software/Service.............. 0.8
                 Medical Instruments...................... 0.7
                 Retail -- Drug Store..................... 0.7
                 Transport -- Rail........................ 0.7
                 Aerospace/Defense -- Equipment........... 0.6
                 Banks -- Commercial...................... 0.6
                 Cable TV................................. 0.6
                 Finance -- Credit Card................... 0.6
                 Insurance -- Property/Casualty........... 0.6
                 Oil & Gas Drilling....................... 0.6
                 Retail -- Building Products.............. 0.6
                 Finance -- Mortgage Loan/Banker.......... 0.5
                 Finance -- Other Services................ 0.5
                 Investment Management/Advisor Services... 0.5
                 Agricultural Chemicals................... 0.4
                 Brewery.................................. 0.4
                 Computers -- Memory Devices.............. 0.4
                 Consumer Products -- Misc................ 0.4
                 Data Processing/Management............... 0.4
                 E-Commerce/Services...................... 0.4
                 Electric Products -- Misc................ 0.4
                 Industrial Gases......................... 0.4
                 Machinery -- Construction & Mining....... 0.4
                 Oil Refining & Marketing................. 0.4
                 Pipelines................................ 0.4
                 Auto -- Cars/Light Trucks................ 0.3
                 Commercial Paper......................... 0.3
                 Commercial Services -- Finance........... 0.3
                 Computer Services........................ 0.3
                 Food -- Retail........................... 0.3
                 Instruments -- Scientific................ 0.3
                 Machinery -- Farming..................... 0.3
                 Metal -- Diversified..................... 0.3
                 Pharmacy Services........................ 0.3
                 Semiconductor Equipment.................. 0.3
                 Telecom Equipment -- Fiber Optics........ 0.3

                 Therapeutics............................. 0.3
                 Advertising Agencies..................... 0.2
                 Agricultural Operations.................. 0.2
                 Apparel Manufacturers.................... 0.2
                 Athletic Footwear........................ 0.2
                 Auto/Truck Parts & Equipment -- Original. 0.2
                 Chemicals -- Specialty................... 0.2
                 Coal..................................... 0.2
                 Cruise Lines............................. 0.2
                 E -- Commerce/Products................... 0.2
                 Electronic Components -- Misc............ 0.2
                 Electronic Forms......................... 0.2
                 Engineering/R&D Services................. 0.2
                 Food -- Confectionery.................... 0.2
                 Food -- Wholesale/Distribution........... 0.2
                 Forestry................................. 0.2
                 Health Care Cost Containment............. 0.2
                 Hotels/Motels............................ 0.2
                 Insurance Brokers........................ 0.2
                 Internet Security........................ 0.2
                 Medical -- Wholesale Drug Distribution... 0.2
                 Metal Processors & Fabrication........... 0.2
                 Metal -- Aluminum........................ 0.2
                 Mining................................... 0.2
                 Non -- Hazardous Waste Disposal.......... 0.2
                 Office Automation & Equipment............ 0.2
                 Oil Field Machinery & Equipment.......... 0.2
                 Paper & Related Products................. 0.2
                 Retail -- Apparel/Shoe................... 0.2
                 Retail -- Consumer Electronics........... 0.2
                 Retail -- Office Supplies................ 0.2
                 Retail -- Regional Department Stores..... 0.2
                 Savings & Loans/Thrifts.................. 0.2
                 Steel -- Producers....................... 0.2
                 Airlines................................. 0.1
                 Appliances............................... 0.1
                 Auto -- Heavy Duty Trucks................ 0.1
                 Beverages -- Wine/Spirits................ 0.1
                 Broadcast Services/Program............... 0.1
                 Building & Construction Products -- Misc. 0.1
                 Building Products -- Air & Heating....... 0.1
                 Building -- Residential/Commerical....... 0.1
                 Casino Hotels............................ 0.1
                 Casino Services.......................... 0.1
                 Coatings/Paint........................... 0.1
                 Computer Aided Design.................... 0.1
                 Containers -- Paper/Plastic.............. 0.1
                 Disposable Medical Products.............. 0.1
                 Distribution/Wholesale................... 0.1
                 Diversified Operations................... 0.1
                 Drug Delivery Systems.................... 0.1
                 Electric -- Generation................... 0.1
                 Electronic Measurement Instruments....... 0.1
                 Electronics -- Military.................. 0.1
                 Engines -- Internal Combustion........... 0.1
                 Entertainment Software................... 0.1
                 Finance -- Consumer Loans................ 0.1
                 Financial Guarantee Insurance............ 0.1
                 Gas -- Distribution...................... 0.1
                 Home Decoration Products................. 0.1
                 Industrial Automated/Robotic............. 0.1
                 Internet Infrastructure Software......... 0.1
                 Investment Companies..................... 0.1
                 Medical Labs & Testing Services.......... 0.1
                 Medical -- Generic Drugs................. 0.1
                 Motorcycle/Motor Scooter................. 0.1
                 Photo Equipment & Supplies............... 0.1
                 Printing -- Commercial................... 0.1
                 Publishing -- Newspapers................. 0.1

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

            Repurchase Agreements............................   0.1%
            Retail -- Bedding................................   0.1
            Retail -- Jewelry................................   0.1
            Retail -- Major Department Stores................   0.1
            Rubber -- Tires..................................   0.1
            Schools..........................................   0.1
            Semiconductors Components -- Intergrated Circuits   0.1
            Steel -- Specialty...............................   0.1
            Telecom Services.................................   0.1
            Television.......................................   0.1
            Tools -- Hand Held...............................   0.1
            Toys.............................................   0.1
                                                              -----
                                                              103.3%
                                                              =====

*  Calculated as a percentage of net assets

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                Shares     (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 99.3%
     Advertising Agencies -- 0.2%
       Interpublic Group of Cos., Inc.+#............   181,900 $  1,726,231
       Omnicom Group, Inc...........................   126,700    6,176,625
                                                               ------------
                                                                  7,902,856
                                                               ------------
     Aerospace/Defense -- 1.6%
       Boeing Co....................................   302,500   27,993,350
       General Dynamics Corp........................   156,500   13,894,070
       Lockheed Martin Corp.........................   134,000   14,829,780
       Northrop Grumman Corp........................   132,600   10,447,554
       Raytheon Co..................................   168,800   10,440,280
       Rockwell Collins, Inc........................    64,300    4,637,316
                                                               ------------
                                                                 82,242,350
                                                               ------------
     Aerospace/Defense - Equipment -- 0.6%
       Goodrich Corp................................    48,300    3,443,307
       United Technologies Corp.....................   382,700   28,614,479
                                                               ------------
                                                                 32,057,786
                                                               ------------
     Agricultural Chemicals -- 0.4%
       Monsanto Co..................................   210,400   20,907,448
                                                               ------------
     Agricultural Operations -- 0.2%
       Archer - Daniels - Midland Co................   248,400    9,029,340
                                                               ------------
     Airlines -- 0.1%
       Southwest Airlines Co........................   288,400    4,080,860
                                                               ------------
     Apparel Manufacturers -- 0.2%
       Coach, Inc.+.................................   143,900    5,344,446
       Jones Apparel Group, Inc.#...................    32,900      613,256
       Liz Claiborne, Inc.#.........................    39,500      991,055
       Polo Ralph Lauren Corp.......................    23,200    1,600,336
       VF Corp......................................    34,300    2,565,297
                                                               ------------
                                                                 11,114,390
                                                               ------------
     Appliances -- 0.1%
       Whirlpool Corp.#.............................    30,200    2,444,992
                                                               ------------
     Applications Software -- 2.2%
       Citrix Systems, Inc.+........................    73,100    2,703,238
       Compuware Corp.+.............................   110,400      911,904
       Intuit, Inc.+................................   130,800    3,835,056
       Microsoft Corp............................... 3,111,500  104,546,400
                                                               ------------
                                                                111,996,598
                                                               ------------
     Athletic Footwear -- 0.2%
       NIKE, Inc., Class B..........................   149,200    9,794,980
                                                               ------------
     Audio/Video Products -- 0.0%
       Harman International Industries, Inc.........    23,300    1,714,880
                                                               ------------
     Auto - Cars/Light Trucks -- 0.3%
       Ford Motor Co.+#.............................   810,200    6,084,602
       General Motors Corp.#........................   218,300    6,511,889
                                                               ------------
                                                                 12,596,491
                                                               ------------
     Auto - Heavy Duty Trucks -- 0.1%
       PACCAR, Inc.#................................   143,850    7,280,248
                                                               ------------
     Auto/Truck Parts & Equipment - Original -- 0.2%
       Johnson Controls, Inc........................   229,200    8,851,704
       WABCO Holdings, Inc..........................         1           47
                                                               ------------
                                                                  8,851,751
                                                               ------------
     Banks - Commercial -- 0.6%
       BB&T Corp....................................   213,000    7,685,040
       Commerce Bancorp, Inc.#......................    74,100    2,950,662
       First Horizon National Corp.#................    48,700    1,075,296
       M&T Bank Corp................................    29,000    2,637,840
       Marshall & Ilsley Corp.#.....................   102,800    3,235,116

                                                                  Value
                  Security Description                Shares     (Note 2)

    -----------------------------------------------------------------------
    Banks - Commercial (continued)
      Regions Financial Corp........................   271,600 $  7,178,388
      Synovus Financial Corp.#......................   126,300    3,143,607
      Zions Bancorp.................................    41,600    2,270,112
                                                               ------------
                                                                 30,176,061
                                                               ------------
    Banks - Fiduciary -- 0.8%
      Northern Trust Corp...........................    73,900    5,985,161
      State Street Corp.............................   150,400   12,015,456
      The Bank of New York Mellon Corp..............   439,004   21,054,632
                                                               ------------
                                                                 39,055,249
                                                               ------------
    Banks - Super Regional -- 4.4%
      Bank of America Corp.......................... 1,712,300   78,988,399
      Capital One Financial Corp.#..................   161,100    8,588,241
      Comerica, Inc.................................    59,100    2,705,598
      Fifth Third Bancorp...........................   206,800    6,185,388
      Huntington Bancshares, Inc.#..................   141,200    2,215,428
      KeyCorp.......................................   150,300    3,958,902
      National City Corp.#..........................   244,400    4,829,344
      PNC Financial Services Group, Inc.............   132,000    9,663,720
      SunTrust Banks, Inc...........................   134,800    9,450,828
      US Bancorp....................................   666,300   22,047,867
      Wachovia Corp.................................   734,400   31,579,200
      Wells Fargo & Co.............................. 1,289,800   41,828,214
                                                               ------------
                                                                222,041,129
                                                               ------------
    Beverages - Non - alcoholic -- 2.0%
      Coca - Cola Enterprises, Inc..................   110,000    2,856,700
      Pepsi Bottling Group, Inc.....................    54,000    2,304,180
      PepsiCo, Inc..................................   623,600   48,129,448
      The Coca - Cola Co............................   767,900   47,686,590
                                                               ------------
                                                                100,976,918
                                                               ------------
    Beverages - Wine/Spirits -- 0.1%
      Brown - Forman Corp., Class B#................    33,300    2,352,312
      Constellation Brands, Inc., Class A+#.........    74,800    1,761,540
                                                               ------------
                                                                  4,113,852
                                                               ------------
    Brewery -- 0.4%
      Anheuser - Busch Cos., Inc....................   289,300   15,251,896
      Molson Coors Brewing Co., Class B.............    52,600    2,831,984
                                                               ------------
                                                                 18,083,880
                                                               ------------
    Broadcast Services/Program -- 0.1%
      Clear Channel Communications, Inc.#...........   192,100    6,896,390
                                                               ------------
    Building & Construction Products - Misc. -- 0.1%
      Masco Corp....................................   141,700    3,174,080
      Vulcan Materials Co.#.........................    41,700    3,702,960
                                                               ------------
                                                                  6,877,040
                                                               ------------
    Building Products - Air & Heating -- 0.1%
      Trane Inc.....................................    66,100    2,426,531
                                                               ------------
    Building - Residential/Commerical -- 0.1%
      Centex Corp.#.................................    46,300      965,818
      D.R. Horton, Inc.#............................   105,400    1,261,638
      KB Home#......................................    29,700      620,433
      Lennar Corp., Class A#........................    53,800      852,192
      Pulte Homes, Inc.#............................    81,900      837,018
                                                               ------------
                                                                  4,537,099
                                                               ------------
    Cable TV -- 0.6%
      Comcast Corp., Class A+....................... 1,192,700   24,498,058
      The DIRECTV Group, Inc.+......................   277,100    6,891,477
                                                               ------------
                                                                 31,389,535
                                                               ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                        Value
                   Security Description                      Shares    (Note 2)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
Casino Hotel -- 0.1%
 Harrah's Entertainment, Inc................................  72,200 $  6,358,654
                                                                     ------------
Casino Services -- 0.1%
 International Game Technology.............................. 129,500    5,653,970
                                                                     ------------
Chemicals - Diversified -- 0.8%
 E.I. du Pont de Nemours & Co............................... 355,200   16,392,480
 PPG Industries, Inc........................................  63,300    4,344,912
 Rohm & Haas Co.............................................  49,100    2,669,567
 The Dow Chemical Co........................................ 366,600   15,375,204
                                                                     ------------
                                                                       38,782,163
                                                                     ------------
Chemicals - Specialty -- 0.2%
 Ashland, Inc...............................................  21,500    1,058,660
 Eastman Chemical Co........................................  32,400    2,080,404
 Ecolab, Inc................................................  67,300    3,223,670
 Hercules, Inc..............................................  44,800      869,568
 International Flavors & Fragrances, Inc.#..................  31,300    1,569,382
 Sigma - Aldrich Corp.......................................  50,600    2,664,090
                                                                     ------------
                                                                       11,465,774
                                                                     ------------
Coal -- 0.2%
 CONSOL Energy, Inc.........................................  70,300    4,167,384
 Peabody Energy Corp........................................ 102,400    5,697,536
                                                                     ------------
                                                                        9,864,920
                                                                     ------------
Coatings/Paint -- 0.1%
 The Sherwin - Williams Co.#................................  42,000    2,638,860
                                                                     ------------
Commercial Services -- 0.0%
 Convergys Corp.+...........................................  52,400      854,644
                                                                     ------------
Commercial Services - Finance -- 0.3%
 Equifax, Inc.#.............................................  50,900    1,895,007
 H&R Block, Inc............................................. 125,200    2,463,936
 Moody's Corp.#.............................................  85,500    3,219,930
 The Western Union Co....................................... 298,100    6,737,060
                                                                     ------------
                                                                       14,315,933
                                                                     ------------
Computer Aided Design -- 0.1%
 Autodesk, Inc.+............................................  88,800    4,181,592
                                                                     ------------
Computer Services -- 0.3%
 Affiliated Computer Services, Inc., Class A+...............  38,400    1,611,264
 Cognizant Technology Solutions Corp., Class A+............. 111,600    3,470,760
 Computer Sciences Corp.+#..................................  67,100    3,544,222
 Electronic Data Systems Corp............................... 196,400    3,979,064
 Unisys Corp.+#............................................. 135,000      669,600
                                                                     ------------
                                                                       13,274,910
                                                                     ------------
Computers -- 3.9%
 Apple, Inc.+............................................... 335,500   61,134,810
 Dell, Inc.+................................................ 876,600   21,511,764
 Hewlett - Packard Co....................................... 994,900   50,899,084
 International Business Machines Corp....................... 524,900   55,208,982
 Sun Microsystems, Inc.+.................................... 319,800    6,645,444
                                                                     ------------
                                                                      195,400,084
                                                                     ------------
Computers - Integrated Systems -- 0.0%
 Teradata Corp.+............................................  69,600    1,806,816
                                                                     ------------
Computers - Memory Devices -- 0.4%
 EMC Corp.+................................................. 809,300   15,595,211
 Network Appliance, Inc.+................................... 137,400    3,395,154
 SanDisk Corp.+.............................................  87,900    3,290,976
                                                                     ------------
                                                                       22,281,341
                                                                     ------------

                                                                          Value
                   Security Description                       Shares     (Note 2)

-----------------------------------------------------------------------------------
Computers - Periphery Equipment -- 0.0%
 Lexmark International, Inc., Class A+#.....................    36,400 $  1,269,632
                                                                       ------------
Consumer Products - Misc. -- 0.4%
 Clorox Co..................................................    53,400    3,464,592
 Fortune Brands, Inc........................................    59,100    4,530,015
 Kimberly - Clark Corp......................................   164,200   11,462,802
                                                                       ------------
                                                                         19,457,409
                                                                       ------------
Containers - Metal/Glass -- 0.0%
 Ball Corp..................................................    39,500    1,826,875
                                                                       ------------
Containers - Paper/Plastic -- 0.1%
 Bemis Co., Inc.#...........................................    40,300    1,093,339
 Pactiv Corp.+..............................................    50,400    1,280,160
 Sealed Air Corp.#..........................................    62,300    1,455,951
                                                                       ------------
                                                                          3,829,450
                                                                       ------------
Cosmetics & Toiletries -- 2.2%
 Avon Products, Inc.........................................   167,000    6,855,350
 Colgate - Palmolive Co.....................................   196,700   15,751,736
 Procter & Gamble Co........................................ 1,204,300   89,118,200
 The Estee Lauder Cos., Inc., Class A.......................    44,300    1,988,184
                                                                       ------------
                                                                        113,713,470
                                                                       ------------
Cruise Lines -- 0.2%
 Carnival Corp..............................................   168,400    7,598,208
                                                                       ------------
Data Processing/Management -- 0.4%
 Automatic Data Processing, Inc.............................   205,000    9,237,300
 Fidelity National Information Services, Inc................    65,500    2,830,910
 Fiserv, Inc.+..............................................    64,500    3,310,785
 Paychex, Inc...............................................   131,200    5,116,800
                                                                       ------------
                                                                         20,495,795
                                                                       ------------
Dental Supplies & Equipment -- 0.0%
 Patterson Cos., Inc.+......................................    54,000    1,737,720
                                                                       ------------
Disposable Medical Products -- 0.1%
 C.R. Bard, Inc.............................................    39,800    3,364,294
                                                                       ------------
Distribution/Wholesale -- 0.1%
 Genuine Parts Co...........................................    65,500    3,147,275
 WW Grainger, Inc.#.........................................    25,900    2,286,970
                                                                       ------------
                                                                          5,434,245
                                                                       ------------
Diversified Manufacturing Operations -- 5.0%
 3M Co......................................................   276,300   23,004,738
 Cooper Industries, Ltd. Class A............................    70,800    3,555,576
 Danaher Corp...............................................    95,100    8,256,582
 Dover Corp.................................................    78,900    3,651,492
 Eaton Corp.................................................    56,300    5,028,153
 General Electric Co........................................ 3,953,900  151,394,831
 Honeywell International, Inc...............................   288,900   16,357,518
 Illinois Tool Works, Inc.#.................................   161,900    8,985,450
 Ingersoll - Rand Co., Ltd., Class A........................   110,700    5,716,548
 ITT, Inc...................................................    69,800    4,497,912
 Leggett & Platt, Inc.#.....................................    67,500    1,389,150
 Parker Hannifin Corp.......................................    67,200    5,337,696
 Textron, Inc...............................................    96,400    6,656,420
 Tyco International, Ltd....................................   191,799    7,696,894
                                                                       ------------
                                                                        251,528,960
                                                                       ------------
Diversified Operations -- 0.1%
 Leucadia National Corp.#...................................    63,500    2,981,960
                                                                       ------------
Drug Delivery Systems -- 0.1%
 Hospira, Inc.+.............................................    60,600    2,623,980
                                                                       ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description               Shares     (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     E - Commerce/Products -- 0.2%
       Amazon.com, Inc.+...........................   118,000 $ 10,686,080
                                                              ------------
     E - Commerce/Services -- 0.4%
       eBay, Inc.+.................................   440,200   14,759,906
       Expedia, Inc.+..............................    78,900    2,572,140
       IAC/InterActive Corp.+#.....................    73,800    2,053,854
       Monster Worldwide, Inc.+....................    51,000    1,722,270
                                                              ------------
                                                                21,108,170
                                                              ------------
     Electric Products - Misc. -- 0.4%
       Emerson Electric Co.........................   305,600   17,425,312
       Molex, Inc..................................    55,400    1,526,824
                                                              ------------
                                                                18,952,136
                                                              ------------
     Electric - Generation -- 0.1%
       The AES Corp.+..............................   258,000    5,637,300
                                                              ------------
     Electric - Integrated -- 3.2%
       Allegheny Energy, Inc.......................    64,000    3,888,000
       Ameren Corp.................................    80,100    4,313,385
       American Electric Power Co., Inc............   154,000    7,341,180
       CenterPoint Energy, Inc.#...................   123,900    2,211,615
       CMS Energy Corp.#...........................    86,600    1,509,438
       Consolidated Edison, Inc.#..................   104,500    5,063,025
       Constellation Energy Group, Inc.............    69,600    6,974,616
       Dominion Resources, Inc.....................   224,800   10,617,304
       DTE Energy Co...............................    65,900    3,232,395
       Duke Energy Corp............................   486,300    9,623,877
       Edison International........................   125,700    7,036,686
       Entergy Corp................................    75,600    9,037,224
       Exelon Corp.................................   260,100   21,086,307
       FirstEnergy Corp............................   117,600    8,062,656
       FPL Group, Inc..............................   157,000   10,952,320
       Integrys Energy Group, Inc.#................    29,300    1,494,593
       NiSource, Inc...............................   105,800    1,958,358
       Pepco Holdings, Inc.........................    74,700    2,099,070
       PG&E Corp...................................   136,300    6,306,601
       Pinnacle West Capital Corp..................    38,700    1,658,682
       PPL Corp....................................   147,900    7,536,984
       Progress Energy, Inc........................    99,900    4,877,118
       Public Service Enterprise Group, Inc........    98,100    9,392,094
       Southern Co.................................   291,900   10,981,278
       TECO Energy, Inc............................    81,200    1,406,384
       Xcel Energy, Inc.#..........................   162,000    3,743,820
                                                              ------------
                                                               162,405,010
                                                              ------------
     Electronic Components - Misc. -- 0.2%
       Jabil Circuit, Inc.#........................    80,100    1,357,695
       Tyco Electronics, Ltd.......................   191,799    7,171,365
                                                              ------------
                                                                 8,529,060
                                                              ------------
     Electronic Components - Semiconductors -- 2.2%
       Advanced Micro Devices, Inc.+#..............   231,100    2,255,536
       Altera Corp.................................   129,600    2,433,888
       Broadcom Corp., Class A+....................   181,000    4,839,940
       Intel Corp.................................. 2,253,600   58,773,888
       LSI Logic Corp.+#...........................   276,300    1,533,465
       MEMC Electronic Materials, Inc.+............    86,800    6,733,944
       Microchip Technology, Inc...................    84,000    2,418,360
       Micron Technology, Inc.+#...................   292,000    2,429,440
       National Semiconductor Corp.................    92,700    2,119,122
       NVIDIA Corp.+...............................   211,700    6,677,018
       QLogic Corp.+...............................    52,800      713,856
       Texas Instruments, Inc......................   551,400   17,407,698
       Xilinx, Inc.................................   114,200    2,500,980
                                                              ------------
                                                               110,837,135
                                                              ------------

                                                               Value
                  Security Description             Shares     (Note 2)

       -----------------------------------------------------------------
       Electronic Forms -- 0.2%
         Adobe Systems, Inc.+....................   227,000 $  9,565,780
                                                            ------------
       Electronic Measurement Instruments -- 0.1%
         Agilent Technologies, Inc.+.............   149,200    5,644,236
                                                            ------------
       Electronics - Military -- 0.1%
         L - 3 Communications Holdings, Inc......    48,600    5,377,590
                                                            ------------
       Engineering/R&D Services -- 0.2%
         Fluor Corp..............................    34,000    5,003,780
         Jacobs Engineering Group, Inc.+.........    46,300    3,878,551
                                                            ------------
                                                               8,882,331
                                                            ------------
       Engines - Internal Combustion -- 0.1%
         Cummins, Inc............................    40,100    4,687,690
                                                            ------------
       Enterprise Software/Service -- 0.8%
         BMC Software, Inc.+.....................    77,700    2,570,316
         CA, Inc.#...............................   150,000    3,673,500
         Novell, Inc.+...........................   135,000      947,700
         Oracle Corp.+........................... 1,519,300   30,659,474
                                                            ------------
                                                              37,850,990
                                                            ------------
       Entertainment Software -- 0.1%
         Electronic Arts, Inc.+..................   120,000    6,742,800
                                                            ------------
       Filtration/Separation Products -- 0.0%
         Pall Corp...............................    47,300    1,809,225
                                                            ------------
       Finance - Commercial -- 0.0%
         CIT Group, Inc..........................    73,700    1,960,420
                                                            ------------
       Finance - Consumer Loans -- 0.1%
         SLM Corp................................   159,200    6,062,336
                                                            ------------
       Finance - Credit Card -- 0.6%
         American Express Co.....................   456,500   26,924,370
         Discover Financial Services.............   184,250    3,200,422
                                                            ------------
                                                              30,124,792
                                                            ------------
       Finance - Investment Banker/Broker -- 4.5%
         Citigroup, Inc.......................... 1,919,600   63,922,680
         E*TRADE Financial Corp.+#...............   164,100      754,860
         JPMorgan Chase & Co..................... 1,305,900   59,575,158
         Lehman Brothers Holdings, Inc...........   204,800   12,826,624
         Merrill Lynch & Co., Inc................   332,700   19,942,038
         Morgan Stanley..........................   406,100   21,409,592
         The Bear Stearns Cos., Inc.#............    44,900    4,476,530
         The Charles Schwab Corp.................   365,700    8,890,167
         The Goldman Sachs Group, Inc............   156,600   35,491,824
                                                            ------------
                                                             227,289,473
                                                            ------------
       Finance - Mortgage Loan/Banker -- 0.5%
         Countrywide Financial Corp.#............   222,300    2,405,286
         Fannie Mae..............................   375,600   14,430,552
         Freddie Mac.............................   250,900    8,799,063
                                                            ------------
                                                              25,634,901
                                                            ------------
       Finance - Other Services -- 0.5%
         CME Group, Inc..........................    20,600   13,567,160
         IntercontinentalExchange, Inc.+.........    26,700    4,457,832
         NYSE Euronext...........................   101,900    8,824,540
                                                            ------------
                                                              26,849,532
                                                            ------------
       Financial Guarantee Insurance -- 0.1%
         Ambac Financial Group, Inc.#............    39,200    1,067,416
         MBIA, Inc.#.............................    48,900    1,785,339
         MGIC Investment Corp.#..................    31,700      745,584
                                                            ------------
                                                               3,598,339
                                                            ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Food - Confectionery -- 0.2%
      The Hershey Co.#.................................  65,300 $ 2,606,123
      WM Wrigley Jr. Co................................  83,800   5,363,200
                                                                -----------
                                                                  7,969,323
                                                                -----------
     Food - Dairy Products -- 0.0%
      Dean Foods Co.#..................................  49,900   1,244,506
                                                                -----------
     Food - Meat Products -- 0.0%
      Tyson Foods, Inc., Class A....................... 106,100   1,581,951
                                                                -----------
     Food - Misc. -- 1.1%
      Campbell Soup Co.................................  86,700   3,183,624
      ConAgra Foods, Inc............................... 189,100   4,731,282
      General Mills, Inc............................... 127,500   7,669,125
      H.J. Heinz Co.................................... 123,200   5,827,360
      Kellogg Co....................................... 102,300   5,528,292
      Kraft Foods, Inc., Class A....................... 608,500  21,023,675
      McCormick & Co., Inc.............................  50,000   1,910,500
      Sara Lee Corp.................................... 279,600   4,705,668
                                                                -----------
                                                                 54,579,526
                                                                -----------
     Food - Retail -- 0.3%
      Safeway, Inc..................................... 169,500   5,898,600
      The Kroger Co.................................... 273,000   7,848,750
      Whole Foods Market, Inc.#........................  53,700   2,309,637
                                                                -----------
                                                                 16,056,987
                                                                -----------
     Food - Wholesale/Distribution -- 0.2%
      SUPERVALU, Inc...................................  81,000   3,391,470
      Sysco Corp....................................... 235,400   7,652,854
                                                                -----------
                                                                 11,044,324
                                                                -----------
     Forestry -- 0.2%
      Plum Creek Timber Co., Inc.#.....................  67,400   3,125,338
      Weyerhaeuser Co..................................  83,300   6,095,894
                                                                -----------
                                                                  9,221,232
                                                                -----------
     Gas - Distribution -- 0.1%
      Nicor, Inc.#.....................................  17,400     733,236
      Sempra Energy.................................... 101,800   6,374,716
                                                                -----------
                                                                  7,107,952
                                                                -----------
     Health Care Cost Containment -- 0.2%
      McKesson Corp.................................... 114,200   7,620,566
                                                                -----------
     Home Decoration Products -- 0.1%
      Newell Rubbermaid, Inc........................... 106,700   2,857,426
                                                                -----------
     Hotels/Motels -- 0.2%
      Marriott International, Inc., Class A............ 123,400   4,627,500
      Starwood Hotels & Resorts Worldwide, Inc.........  76,900   4,127,992
      Wyndham Worldwide Corp...........................  69,000   2,012,730
                                                                -----------
                                                                 10,768,222
                                                                -----------
     Human Resources -- 0.0%
      Robert Half International, Inc.#.................  63,300   1,706,568
                                                                -----------
     Independent Power Producer -- 0.0%
      Dynegy, Inc., Class A+........................... 191,200   1,455,032
                                                                -----------
     Industrial Automated/Robotic -- 0.1%
      Rockwell Automation, Inc.........................  58,900   3,998,721
                                                                -----------
     Industrial Gases -- 0.4%
      Air Products & Chemicals, Inc....................  83,300   8,250,032
      Praxair, Inc..................................... 123,400  10,535,892
                                                                -----------
                                                                 18,785,924
                                                                -----------

                                                                Value
                   Security Description              Shares    (Note 2)

      -------------------------------------------------------------------
      Instruments - Scientific -- 0.3%
        Applera Corp. - Applied Biosystems Group....  70,700 $  2,415,112
        PerkinElmer, Inc............................  46,800    1,276,704
        Thermo Fisher Scientific, Inc.+............. 164,600    9,487,544
        Waters Corp.+...............................  38,600    3,012,344
                                                             ------------
                                                               16,191,704
                                                             ------------
      Insurance Brokers -- 0.2%
        AON Corp.................................... 112,900    5,641,613
        Marsh & McLennan Cos., Inc.................. 209,200    5,255,104
                                                             ------------
                                                               10,896,717
                                                             ------------
      Insurance - Life/Health -- 1.1%
        AFLAC, Inc.................................. 188,500   11,807,640
        CIGNA Corp.................................. 109,200    5,854,212
        Genworth Financial, Inc., Class A........... 170,800    4,481,792
        Lincoln National Corp....................... 104,400    6,427,908
        Principal Financial Group................... 102,600    6,719,274
        Prudential Financial, Inc................... 177,200   16,681,608
        Torchmark Corp..............................  36,900    2,275,992
        UnumProvident Corp.......................... 139,200    3,457,728
                                                             ------------
                                                               57,706,154
                                                             ------------
      Insurance - Multi - line -- 2.5%
        ACE, Ltd.................................... 126,900    7,592,427
        Allstate Corp............................... 225,800   11,542,896
        American International Group, Inc.(1)....... 989,600   57,525,448
        Assurant, Inc.#.............................  37,300    2,440,539
        Cincinnati Financial Corp...................  66,300    2,650,674
        Hartford Financial Services Group, Inc...... 122,600   11,686,232
        Loews Corp.................................. 171,500    8,195,985
        MetLife, Inc................................ 286,600   18,798,094
        XL Capital, Ltd., Class A...................  70,200    4,108,806
                                                             ------------
                                                              124,541,101
                                                             ------------
      Insurance - Property/Casualty -- 0.6%
        Chubb Corp.................................. 151,800    8,280,690
        SAFECO Corp.................................  38,000    2,192,980
        The Progressive Corp........................ 279,500    5,142,800
        The Travelers Cos., Inc..................... 253,400   13,458,074
                                                             ------------
                                                               29,074,544
                                                             ------------
      Internet Infrastructure Software -- 0.1%
        Akamai Technologies, Inc.+#.................  63,900    2,432,034
                                                             ------------
      Internet Security -- 0.2%
        Symantec Corp.+............................. 347,000    6,176,600
        VeriSign, Inc.+#............................  85,400    3,492,860
                                                             ------------
                                                                9,669,460
                                                             ------------
      Investment Companies -- 0.1%
        American Capital Strategies, Ltd.#..........  72,500    2,726,725
                                                             ------------
      Investment Management/Advisor Services -- 0.5%
        Ameriprise Financial, Inc...................  90,800    5,329,052
        Federated Investors, Inc., Class B..........  33,800    1,378,702
        Franklin Resources, Inc.....................  62,700    7,723,386
        Janus Capital Group, Inc.#..................  61,000    2,047,770
        Legg Mason, Inc.............................  51,200    3,907,072
        T. Rowe Price Group, Inc.................... 102,300    6,289,404
                                                             ------------
                                                               26,675,386
                                                             ------------
      Leisure Products -- 0.0%
        Brunswick Corp.#............................  34,400      701,416
                                                             ------------
      Linen Supply & Related Items -- 0.0%
        Cintas Corp.................................  52,000    1,663,480
                                                             ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description             Shares     (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Machinery - Construction & Mining -- 0.4%
          Caterpillar, Inc.......................   246,600 $ 17,730,540
          Terex Corp.+...........................    39,400    2,539,330
                                                            ------------
                                                              20,269,870
                                                            ------------
        Machinery - Farming -- 0.3%
          Deere & Co.............................    85,700   14,723,260
                                                            ------------
        Machinery - General Industrial -- 0.0%
          The Manitowoc Co., Inc.................    48,400    2,122,340
                                                            ------------
        Medical Information Systems -- 0.0%
          IMS Health, Inc........................    75,300    1,758,255
                                                            ------------
        Medical Instruments -- 0.7%
          Boston Scientific Corp.+...............   514,800    6,501,924
          Medtronic, Inc.........................   437,700   22,257,045
          St. Jude Medical, Inc.+................   131,500    5,227,125
                                                            ------------
                                                              33,986,094
                                                            ------------
        Medical Labs & Testing Services -- 0.1%
          Laboratory Corp. of America Holdings+..    45,200    3,284,684
          Quest Diagnostics, Inc.#...............    60,400    3,325,624
                                                            ------------
                                                               6,610,308
                                                            ------------
        Medical Products -- 2.4%
          Baxter International, Inc..............   248,900   14,901,643
          Becton Dickinson & Co..................    94,000    7,776,620
          Covidien, Ltd..........................   191,799    7,693,058
          Johnson & Johnson...................... 1,116,900   75,658,806
          Stryker Corp...........................    91,600    6,652,908
          Varian Medical Systems, Inc.+..........    48,800    2,438,048
          Zimmer Holdings, Inc.+.................    91,100    5,896,903
                                                            ------------
                                                             121,017,986
                                                            ------------
        Medical - Biomedical/Gene -- 1.0%
          Amgen, Inc.+...........................   419,300   23,166,325
          Biogen Idec, Inc.+.....................   111,100    8,234,732
          Celgene Corp.+#........................   147,700    9,090,935
          Genzyme Corp.+.........................   101,700    7,620,381
          Millipore Corp.+#......................    20,800    1,703,104
                                                            ------------
                                                              49,815,477
                                                            ------------
        Medical - Drugs -- 4.9%
          Abbott Laboratories....................   596,300   34,293,213
          Allergan, Inc..........................   118,600    7,950,944
          Bristol - Myers Squibb Co..............   763,200   22,613,616
          Eli Lilly & Co.........................   380,800   20,163,360
          Forest Laboratories, Inc.+.............   122,100    4,706,955
          King Pharmaceuticals, Inc.+............    94,200      997,578
          Merck & Co., Inc.......................   839,800   49,850,528
          Pfizer, Inc............................ 2,673,200   63,515,232
          Schering - Plough Corp.................   624,900   19,559,370
          Wyeth..................................   518,800   25,473,080
                                                            ------------
                                                             249,123,876
                                                            ------------
        Medical - Generic Drugs -- 0.1%
          Barr Pharmaceuticals, Inc.+............    41,400    2,223,180
          Mylan, Inc.#...........................   116,600    1,676,708
          Watson Pharmaceuticals, Inc.+..........    39,500    1,157,745
                                                            ------------
                                                               5,057,633
                                                            ------------
        Medical - HMO -- 1.3%
          Aetna, Inc.............................   197,400   11,030,712
          Coventry Health Care, Inc.+............    60,300    3,490,164
          Humana, Inc.+..........................    65,000    5,006,950
          UnitedHealth Group, Inc................   511,300   28,121,500
          WellPoint, Inc.+.......................   220,600   18,576,726
                                                            ------------
                                                              66,226,052
                                                            ------------

                                                                  Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - Hospitals -- 0.0%
       Tenet Healthcare Corp.+#......................   182,800 $ 1,007,228
                                                                -----------
     Medical - Nursing Homes -- 0.0%
       Manor Care, Inc...............................    28,200   1,822,284
                                                                -----------
     Medical - Wholesale Drug Distribution -- 0.2%
       AmerisourceBergen Corp........................    69,500   3,153,215
       Cardinal Health, Inc..........................   140,600   8,513,330
                                                                -----------
                                                                 11,666,545
                                                                -----------
     Metal Processors & Fabrication -- 0.2%
       Precision Castparts Corp......................    53,200   7,838,488
                                                                -----------
     Metal - Aluminum -- 0.2%
       Alcoa, Inc....................................   341,100  12,405,807
                                                                -----------
     Metal - Diversified -- 0.3%
       Freeport - McMoRan Copper & Gold, Inc.........   147,300  14,572,389
                                                                -----------
     Mining -- 0.2%
       Newmont Mining Corp...........................   174,200   8,655,998
                                                                -----------
     Motorcycle/Motor Scooter -- 0.1%
       Harley - Davidson, Inc........................    97,000   4,657,940
                                                                -----------
     Multimedia -- 1.7%
       Meredith Corp.................................    14,900     820,245
       News Corp., Class A...........................   893,400  18,823,938
       The E.W. Scripps Co., Class A#................    34,600   1,503,370
       The McGraw - Hill Cos., Inc...................   130,800   6,419,664
       The Walt Disney Co............................   749,000  24,829,350
       Time Warner, Inc.............................. 1,439,200  24,840,592
       Viacom, Inc., Class B+........................   264,900  11,131,098
                                                                -----------
                                                                 88,368,257
                                                                -----------
     Networking Products -- 1.4%
       Cisco Systems, Inc.+.......................... 2,350,400  65,858,208
       Juniper Networks, Inc.+#......................   198,300   5,893,476
                                                                -----------
                                                                 71,751,684
                                                                -----------
     Non - Ferrous Metals -- 0.0%
       Titanium Metals Corp.#........................    33,800   1,002,846
                                                                -----------
     Non - Hazardous Waste Disposal -- 0.2%
       Allied Waste Industries, Inc.+................   111,200   1,268,792
       Waste Management, Inc.........................   200,300   6,874,296
                                                                -----------
                                                                  8,143,088
                                                                -----------
     Office Automation & Equipment -- 0.2%
       Pitney Bowes, Inc.............................    84,800   3,264,800
       Xerox Corp.+..................................   361,100   6,095,368
                                                                -----------
                                                                  9,360,168
                                                                -----------
     Office Supplies & Forms -- 0.0%
       Avery Dennison Corp...........................    41,100   2,141,721
                                                                -----------
     Oil & Gas Drilling -- 0.6%
       ENSCO International, Inc......................    57,200   3,080,220
       Nabors Industries, Ltd.+#.....................   108,500   2,918,650
       Noble Corp....................................   103,600   5,400,668
       Rowan Cos., Inc...............................    42,600   1,508,040
       Transocean, Inc...............................   119,500  16,406,017
                                                                -----------
                                                                 29,313,733
                                                                -----------
     Oil Companies - Exploration & Production -- 1.8%
       Anadarko Petroleum Corp.......................   179,000  10,131,400
       Apache Corp...................................   128,100  12,398,799
       Chesapeake Energy Corp.#......................   170,800   6,464,780
       Devon Energy Corp.............................   172,100  14,251,601
       EOG Resources, Inc............................    94,400   7,814,432
       Murphy Oil Corp...............................    72,700   5,199,504

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                  Security Description                  Shares     (Note 2)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Oil Companies - Exploration & Production (continued)
    Noble Energy, Inc.................................    66,000 $  4,754,640
    Occidental Petroleum Corp.........................   320,500   22,361,285
    XTO Energy, Inc...................................   148,800    9,198,816
                                                                 ------------
                                                                   92,575,257
                                                                 ------------
  Oil Companies - Integrated -- 6.6%
    Chevron Corp......................................   822,700   72,208,379
    ConocoPhillips....................................   627,900   50,257,116
    ExxonMobil Corp................................... 2,140,300  190,829,148
    Hess Corp.........................................   106,700    7,599,174
    Marathon Oil Corp.................................   276,100   15,433,990
                                                                 ------------
                                                                  336,327,807
                                                                 ------------
  Oil Field Machinery & Equipment -- 0.2%
    National - Oilwell Varco, Inc.+...................   137,400    9,363,810
                                                                 ------------
  Oil Refining & Marketing -- 0.4%
    Sunoco, Inc.......................................    46,500    3,120,150
    Tesoro Corp.......................................    52,800    2,596,704
    Valero Energy Corp................................   213,700   13,905,459
                                                                 ------------
                                                                   19,622,313
                                                                 ------------
  Oil - Field Services -- 1.6%
    Baker Hughes, Inc.................................   123,300    9,897,291
    BJ Services Co....................................   112,600    2,767,708
    Halliburton Co....................................   343,600   12,579,196
    Schlumberger, Ltd.................................   460,000   42,987,000
    Smith International, Inc..........................    77,300    4,848,256
    Weatherford International, Ltd.+..................   130,000    8,140,600
                                                                 ------------
                                                                   81,220,051
                                                                 ------------
  Paper & Related Products -- 0.2%
    International Paper Co............................   165,900    5,599,125
    MeadWestvaco Corp.#...............................    70,800    2,327,196
    Temple - Inland, Inc.#............................    40,900    1,880,173
                                                                 ------------
                                                                    9,806,494
                                                                 ------------
  Pharmacy Services -- 0.3%
    Express Scripts, Inc.+............................    99,500    6,741,125
    Medco Health Solutions, Inc.+.....................   104,600   10,458,954
                                                                 ------------
                                                                   17,200,079
                                                                 ------------
  Photo Equipment & Supplies -- 0.1%
    Eastman Kodak Co.#................................   110,700    2,599,236
                                                                 ------------
  Pipelines -- 0.4%
    El Paso Corp......................................   270,300    4,346,424
    Questar Corp......................................    66,600    3,559,770
    Spectra Energy Corp...............................   243,900    6,009,696
    Williams Cos., Inc................................   231,600    8,038,836
                                                                 ------------
                                                                   21,954,726
                                                                 ------------
  Printing - Commercial -- 0.1%
    R.R. Donnelley & Sons Co..........................    85,700    3,141,762
                                                                 ------------
  Publishing - Newspapers -- 0.1%
    Dow Jones & Co., Inc..............................    25,100    1,499,725
    Gannett Co., Inc..................................    89,900    3,303,825
    The New York Times Co., Class A#..................    55,500      915,750
    Tribune Co.#......................................    29,800      924,992
                                                                 ------------
                                                                    6,644,292
                                                                 ------------
  Real Estate Investment Trusts -- 1.0%
    Apartment Investment & Management Co., Class A....    37,300    1,483,421
    AvalonBay Communities, Inc........................    30,700    3,052,808
    Boston Properties, Inc............................    45,900    4,517,478
    Developers Diversified Realty Corp................    48,000    2,131,680

                                                                  Value
                   Security Description                 Shares   (Note 2)

     ----------------------------------------------------------------------
     Real Estate Investment Trusts (continued)
      Equity Residential............................... 107,000 $ 3,981,470
      General Growth Properties, Inc...................  94,700   4,397,868
      Host Hotels & Resorts, Inc....................... 201,500   3,866,785
      Kimco Realty Corp................................  97,300   3,842,377
      ProLogis.........................................  99,100   6,483,122
      Public Storage, Inc..............................  48,000   3,712,320
      Simon Property Group, Inc........................  86,200   8,486,390
      Vornado Realty Trust.............................  51,600   4,644,000
                                                                -----------
                                                                 50,599,719
                                                                -----------
     Real Estate Management/Services -- 0.0%
      CB Richard Ellis Group, Inc., Class A+#..........  76,000   1,805,000
                                                                -----------
     Retail - Apparel/Shoe -- 0.2%
      Abercrombie & Fitch Co., Class A.................  33,500   2,748,340
      Limited Brands, Inc.............................. 123,100   2,471,848
      Nordstrom, Inc.#.................................  76,400   2,562,456
      The Gap, Inc..................................... 191,000   3,896,400
                                                                -----------
                                                                 11,679,044
                                                                -----------
     Retail - Auto Parts -- 0.0%
      AutoZone, Inc.+..................................  17,700   1,975,851
                                                                -----------
     Retail - Automobile -- 0.0%
      AutoNation, Inc.+#...............................  53,200     877,800
                                                                -----------
     Retail - Bedding -- 0.1%
      Bed Bath & Beyond, Inc.+......................... 104,800   3,295,960
                                                                -----------
     Retail - Building Products -- 0.6%
      Home Depot, Inc.................................. 651,600  18,609,696
      Lowe's Cos., Inc................................. 570,600  13,928,346
                                                                -----------
                                                                 32,538,042
                                                                -----------
     Retail - Consumer Electronics -- 0.2%
      Best Buy Co., Inc.#.............................. 135,500   6,917,275
      Circuit City Stores, Inc.#.......................  65,000     420,550
      RadioShack Corp.#................................  53,100     982,350
                                                                -----------
                                                                  8,320,175
                                                                -----------
     Retail - Discount -- 1.6%
      Big Lots, Inc.+#.................................  39,300     733,731
      Costco Wholesale Corp............................ 169,100  11,397,340
      Family Dollar Stores, Inc........................  56,200   1,323,510
      Target Corp...................................... 326,800  19,627,608
      TJX Cos., Inc.................................... 171,600   5,034,744
      Wal - Mart Stores, Inc........................... 926,300  44,369,770
                                                                -----------
                                                                 82,486,703
                                                                -----------
     Retail - Drug Store -- 0.7%
      CVS Caremark Corp................................ 571,500  22,911,435
      Walgreen Co...................................... 383,500  14,032,265
                                                                -----------
                                                                 36,943,700
                                                                -----------
     Retail - Jewelry -- 0.1%
      Tiffany & Co.....................................  52,700   2,446,861
                                                                -----------
     Retail - Major Department Stores -- 0.1%
      J.C. Penney Co., Inc.............................  85,600   3,776,672
      Sears Holdings Corp.+#...........................  29,300   3,091,443
                                                                -----------
                                                                  6,868,115
                                                                -----------
     Retail - Office Supplies -- 0.2%
      Office Depot, Inc.+.............................. 105,300   1,804,842
      OfficeMax, Inc...................................  29,000     722,970
      Staples, Inc..................................... 275,500   6,529,350
                                                                -----------
                                                                  9,057,162
                                                                -----------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                      Value
                  Security Description                    Shares     (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Retail - Regional Department Stores -- 0.2%
   Dillard's, Inc., Class A#............................    23,400 $    477,126
   Kohl's Corp.+........................................   122,700    6,046,656
   Macy's, Inc..........................................   167,400    4,963,410
                                                                   ------------
                                                                     11,487,192
                                                                   ------------
 Retail - Restaurants -- 0.9%
   Darden Restaurants, Inc..............................    54,600    2,172,534
   McDonald's Corp......................................   459,900   26,890,353
   Starbucks Corp.+.....................................   287,600    6,726,964
   Wendy's International, Inc...........................    33,700      944,611
   Yum! Brands, Inc.....................................   200,700    7,456,005
                                                                   ------------
                                                                     44,190,467
                                                                   ------------
 Rubber - Tires -- 0.1%
   The Goodyear Tire & Rubber Co.+#.....................    81,400    2,340,250
                                                                   ------------
 Savings & Loans/Thrifts -- 0.2%
   Hudson City Bancorp, Inc.#...........................   205,200    3,123,144
   Sovereign Bancorp, Inc...............................   138,700    1,632,499
   Washington Mutual, Inc.#.............................   338,000    6,591,000
                                                                   ------------
                                                                     11,346,643
                                                                   ------------
 School -- 0.1%
   Apollo Group, Inc., Class A+.........................    54,800    4,193,296
                                                                   ------------
 Semiconductor Equipment -- 0.3%
   Applied Materials, Inc...............................   531,800   10,013,794
   KLA - Tencor Corp.#..................................    70,300    3,380,024
   Novellus Systems, Inc.+#.............................    44,800    1,165,248
   Teradyne, Inc.+......................................    67,000      729,630
                                                                   ------------
                                                                     15,288,696
                                                                   ------------
 Semiconductors Components - Integrated Circuits -- 0.1%
   Analog Devices, Inc..................................   120,100    3,696,678
   Linear Technology Corp.#.............................    85,600    2,607,376
                                                                   ------------
                                                                      6,304,054
                                                                   ------------
 Steel - Producers -- 0.2%
   Nucor Corp...........................................   111,200    6,584,152
   United States Steel Corp.............................    45,600    4,455,120
                                                                   ------------
                                                                     11,039,272
                                                                   ------------
 Steel - Specialty -- 0.1%
   Allegheny Technologies, Inc..........................    39,400    3,851,350
                                                                   ------------
 Telecom Equipment - Fiber Optics -- 0.3%
   Ciena Corp.+#........................................    33,100    1,455,738
   Corning, Inc.........................................   607,000   14,744,030
   JDS Uniphase Corp.+#.................................    81,600    1,098,336
                                                                   ------------
                                                                     17,298,104
                                                                   ------------
 Telecom Services -- 0.1%
   Embarq Corp..........................................    58,800    2,995,860
                                                                   ------------
 Telecommunication Equipment -- 0.0%
   Tellabs, Inc.+.......................................   169,100    1,176,936
                                                                   ------------
 Telephone - Integrated -- 3.3%
   AT&T, Inc............................................ 2,353,600   89,931,056
   CenturyTel, Inc......................................    43,100    1,837,353
   Citizens Communications Co...........................   131,400    1,705,572
   Qwest Communications International, Inc.+#...........   616,500    4,087,395
   Sprint Nextel Corp................................... 1,098,500   17,048,720
   Verizon Communications, Inc.......................... 1,120,000   48,395,200
   Windstream Corp......................................   184,200    2,385,390
                                                                   ------------
                                                                    165,390,686
                                                                   ------------
 Television -- 0.1%
   CBS Corp., Class B...................................   264,400    7,252,492
                                                                   ------------

                                                               Shares/
                                                              Principal       Value
                   Security Description                        Amount        (Note 2)

-----------------------------------------------------------------------------------------
Therapeutics -- 0.3%
  Gilead Sciences, Inc.+...................................      357,500  $   16,638,050
                                                                          --------------
Tobacco -- 1.4%
  Altria Group, Inc........................................      812,300      63,001,988
  Reynolds American, Inc.#.................................       66,000       4,621,320
  UST, Inc.#...............................................       61,500       3,560,850
                                                                          --------------
                                                                              71,184,158
                                                                          --------------
Tools - Hand Held -- 0.1%
  Black & Decker Corp......................................       25,400       2,099,310
  Snap - on, Inc...........................................       22,300       1,090,024
  The Stanley Works#.......................................       31,700       1,653,155
                                                                          --------------
                                                                               4,842,489
                                                                          --------------
Toys -- 0.1%
  Hasbro, Inc.#............................................       56,700       1,574,559
  Mattel, Inc..............................................      141,500       2,827,170
                                                                          --------------
                                                                               4,401,729
                                                                          --------------
Transport - Rail -- 0.7%
  Burlington Northern Santa Fe Corp........................      116,000       9,688,320
  CSX Corp.................................................      169,400       7,114,800
  Norfolk Southern Corp....................................      151,800       7,773,678
  Union Pacific Corp.......................................      102,900      12,979,806
                                                                          --------------
                                                                              37,556,604
                                                                          --------------
Transport - Services -- 1.0%
  C.H. Robinson Worldwide, Inc.#...........................       66,600       3,433,230
  Expeditors International of Washington, Inc..............       82,200       3,856,824
  FedEx Corp...............................................      119,100      11,727,777
  Ryder System, Inc........................................       23,100       1,001,616
  United Parcel Service, Inc., Class B.....................      405,200      29,855,136
                                                                          --------------
                                                                              49,874,583
                                                                          --------------
Web Portals/ISP -- 1.5%
  Google, Inc., Class A+...................................       89,100      61,746,300
  Yahoo!, Inc.+............................................      519,800      13,935,838
                                                                          --------------
                                                                              75,682,138
                                                                          --------------
Wireless Equipment -- 0.9%
  American Tower Corp., Class A+...........................      158,500       7,218,090
  Motorola, Inc............................................      893,100      14,262,807
  QUALCOMM, Inc............................................      646,000      26,343,880
                                                                          --------------
                                                                              47,824,777
                                                                          --------------
Total Long-Term Investment Securities
   (cost $3,052,237,739)...................................                5,034,771,595
                                                                          --------------
SHORT-TERM INVESTMENT SECURITIES -- 3.9%
Collective Investment Pool(2) -- 3.6%
  Securities Lending Quality Trust(2)......................  180,863,755     180,863,755
                                                                          --------------
Commercial Paper -- 0.3%
  Erste Finance LLC
   4.62% due 12/03/07...................................... $ 16,000,000      15,995,894
                                                                          --------------
U.S. Government Treasuries -- 0.0%
  United States Treasury Bill
   2.87% due 02/07/08......................................    1,500,000       1,491,925
                                                                          --------------
Total Short-Term Investment Securities
   (cost $198,351,573).....................................                  198,351,573
                                                                          --------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Co., bearing interest
   at 4.06%, dated 11/30/07, to be repurchased
   12/03/07 in the amount of $2,657,899 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 3.75%, due 8/15/08 and having an
   approximate value of $2,737,424 (cost $2,657,000)
............................................................    2,657,000       2,657,000
                                                                          --------------
TOTAL INVESTMENTS
   (cost $3,253,246,312)(3)................................        103.3%  5,235,780,168
Liabilities in excess of other assets......................         (3.3)   (168,988,935)
                                                            ------------  --------------
NET ASSETS --                                                      100.0% $5,066,791,233
                                                            ============  ==============

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)Security represents an investment in an affiliated company; see Note 3
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                       Expiration    Value at      Value as of     Appreciation
Contracts     Description          Date      Trade Date  November 30, 2007 (Depreciation)
-----------------------------------------------------------------------------------------
 83 Long  S & P 500 Index..... December 2007 $31,378,735    $30,786,775      $(591,960)
                                                                             ---------
                                                                             $(591,960)
                                                                             =========

See Notes to Financial Statements

VALIC Company I VALIC Ultra Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Computers................................   8.4%
                Beverages -- Non -- alcoholic............   6.1
                Collective Investment Pool...............   5.7
                Electronic Components -- Semiconductors..   5.4
                Medical -- Drugs.........................   5.4
                Web Portals/ISP..........................   5.3
                Networking Products......................   3.3
                Pharmacy Services........................   2.9
                Oil -- Field Services....................   2.7
                Aerospace/Defense........................   2.6
                Instruments -- Scientific................   2.5
                Retail -- Restaurants....................   2.5
                Cosmetics & Toiletries...................   2.2
                Electric Products -- Misc................   2.0
                Finance -- Investment Banker/Broker......   2.0
                Retail -- Discount.......................   2.0
                Applications Software....................   1.9
                Oil Companies -- Exploration & Production   1.9
                Cellular Telecom.........................   1.8
                Finance -- Other Services................   1.8
                Agricultural Chemicals...................   1.7
                Food -- Misc.............................   1.7
                Toys.....................................   1.7
                Diversified Manufacturing Operations.....   1.6
                Investment Management/Advisor Services...   1.6
                Medical Products.........................   1.6
                Metal Processors & Fabrication...........   1.5
                Schools..................................   1.4
                Engineering/R&D Services.................   1.3
                Oil & Gas Drilling.......................   1.3
                Electronic Forms.........................   1.2
                Insurance -- Life/Health.................   1.2
                Therapeutics.............................   1.2
                Aerospace/Defense -- Equipment...........   1.0
                Index Fund -- Large Cap..................   1.0
                Oil Companies -- Integrated..............   1.0
                Data Processing/Management...............   0.9
                Enterprise Software/Service..............   0.9
                Tobacco..................................   0.9
                Athletic Footwear........................   0.8
                Banks -- Fiduciary.......................   0.8
                Retail -- Computer Equipment.............   0.8
                Telecom Equipment -- Fiber Optics........   0.8
                Cable TV.................................   0.7
                Chemicals -- Specialty...................   0.7
                Computer Services........................   0.7
                Consumer Products -- Misc................   0.5
                Diversified Minerals.....................   0.5
                Entertainment Software...................   0.5
                Medical -- Biomedical/Gene...............   0.5
                Batteries/Battery Systems................   0.4
                Time Deposits............................   0.4
                Computers -- Memory Devices..............   0.3
                E-Commerce/Products......................   0.3
                Medical Labs & Testing Services..........   0.3
                Software Tools...........................   0.2
                                                          -----
                                                          102.3%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 -- (unaudited)
--------------------------------------------------------------------------------



                                                                Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 95.2%
       Aerospace/Defense -- 2.6%
         Boeing Co.................................    76,544 $ 7,083,382
         Lockheed Martin Corp......................    96,554  10,685,631
         Raytheon Co...............................   141,277   8,737,982
                                                              -----------
                                                               26,506,995
                                                              -----------
       Aerospace/Defense-Equipment -- 1.0%
         United Technologies Corp..................   136,533  10,208,572
                                                              -----------
       Agricultural Chemicals -- 1.7%
         Monsanto Co...............................   182,749  18,159,768
                                                              -----------
       Applications Software -- 1.9%
         Microsoft Corp............................   592,345  19,902,792
                                                              -----------
       Athletic Footwear -- 0.8%
         NIKE, Inc., Class B#......................   128,863   8,459,856
                                                              -----------
       Banks-Fiduciary -- 0.8%
         The Bank of New York Mellon Corp..........   166,289   7,975,220
                                                              -----------
       Batteries/Battery Systems -- 0.4%
         Energizer Holdings, Inc.+#................    34,063   3,870,579
                                                              -----------
       Beverages-Non-alcoholic -- 6.1%
         PepsiCo, Inc..............................   424,745  32,781,819
         The Coca-Cola Co..........................   490,443  30,456,510
                                                              -----------
                                                               63,238,329
                                                              -----------
       Cable TV -- 0.7%
         Rogers Communications, Inc.#..............   176,547   7,337,660
                                                              -----------
       Cellular Telecom -- 1.8%
         America Movil SAB de CV, Series L ADR.....   165,636  10,213,116
         Vodafone Group PLC(2)..................... 2,217,937   8,299,668
                                                              -----------
                                                               18,512,784
                                                              -----------
       Chemicals-Specialty -- 0.7%
         The Mosaic Co.+#..........................   107,333   7,422,077
                                                              -----------
       Computer Services -- 0.7%
         DST Systems, Inc.+#.......................    90,655   7,683,011
                                                              -----------
       Computers -- 8.4%
         Apple, Inc.+..............................   191,030  34,809,486
         Hewlett-Packard Co........................   597,946  30,590,917
         International Business Machines Corp......    19,910   2,094,134
         Research In Motion, Ltd.+.................   175,080  19,927,606
                                                              -----------
                                                               87,422,143
                                                              -----------
       Computers-Memory Devices -- 0.3%
         EMC Corp.+................................   158,577   3,055,779
                                                              -----------
       Consumer Products-Misc. -- 0.5%
         Clorox Co.................................    86,122   5,587,595
                                                              -----------
       Cosmetics & Toiletries -- 2.2%
         Colgate-Palmolive Co......................   279,744  22,401,900
                                                              -----------
       Data Processing/Management -- 0.9%
         Mastercard, Inc., Class A#................    47,950   9,621,168
                                                              -----------
       Diversified Manufacturing Operations -- 1.6%
         Roper Industries, Inc.#...................    75,111   4,765,793
         Textron, Inc..............................   174,891  12,076,224
                                                              -----------
                                                               16,842,017
                                                              -----------
       Diversified Minerals -- 0.5%
         BHP Billiton, Ltd.#(2)....................   132,452   5,030,930
                                                              -----------
       E-Commerce/Products -- 0.3%
         Amazon.com, Inc.+.........................    29,190   2,621,665
                                                              -----------
       Electric Products-Misc. -- 2.0%
         Emerson Electric Co.......................   362,048  20,643,977
                                                              -----------

                                                                 Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Electronic Components-Semiconductors -- 5.4%
        Intel Corp.................................. 1,225,760 $31,967,821
        MEMC Electronic Materials, Inc.+............   157,896  12,249,571
        NVIDIA Corp.+...............................   365,170  11,517,462
                                                               -----------
                                                                55,734,854
                                                               -----------
      Electronic Forms -- 1.2%
        Adobe Systems, Inc.+........................   303,227  12,777,986
                                                               -----------
      Engineering/R&D Services -- 1.3%
        ABB, Ltd.(2)................................   449,140  13,192,830
                                                               -----------
      Enterprise Software/Service -- 0.9%
        Oracle Corp.................................   447,901   9,038,642
                                                               -----------
      Entertainment Software -- 0.5%
        Electronic Arts, Inc.+......................    96,737   5,435,652
                                                               -----------
      Finance-Investment Banker/Broker -- 2.0%
        The Charles Schwab Corp.....................   860,072  20,908,350
                                                               -----------
      Finance-Other Services -- 1.8%
        CME Group, Inc..............................    28,689  18,894,575
                                                               -----------
      Food-Misc. -- 1.7%
        Kellogg Co..................................   123,636   6,681,289
        Unilever NV(2)..............................   311,070  10,933,618
                                                               -----------
                                                                17,614,907
                                                               -----------
      Instruments-Scientific -- 2.5%
        Thermo Fisher Scientific, Inc.+.............   267,354  15,410,285
        Waters Corp.+...............................   135,581  10,580,741
                                                               -----------
                                                                25,991,026
                                                               -----------
      Insurance-Life/Health -- 1.2%
        AFLAC, Inc..................................   206,715  12,948,628
                                                               -----------
      Investment Management/Advisor Services -- 1.6%
        T. Rowe Price Group, Inc.#..................   265,597  16,328,904
                                                               -----------
      Medical Labs & Testing Services -- 0.3%
        Covance, Inc.+..............................    30,381   2,653,173
                                                               -----------
      Medical Products -- 1.6%
        Becton Dickinson & Co.......................    66,556   5,506,178
        Johnson & Johnson...........................   166,775  11,297,338
                                                               -----------
                                                                16,803,516
                                                               -----------
      Medical-Biomedical/Gene -- 0.5%
        Celgene Corp.+..............................    80,650   4,964,008
                                                               -----------
      Medical-Drugs -- 5.4%
        Abbott Laboratories.........................   165,611   9,524,288
        Allergan, Inc.#.............................   215,117  14,421,444
        Bristol-Myers Squibb Co.....................   350,246  10,377,789
        Merck & Co., Inc............................   227,405  13,498,761
        Schering-Plough Corp........................   270,591   8,469,498
                                                               -----------
                                                                56,291,780
                                                               -----------
      Metal Processors & Fabrication -- 1.5%
        Precision Castparts Corp....................   102,395  15,086,879
                                                               -----------
      Networking Products -- 3.3%
        Cisco Systems, Inc.+........................ 1,226,773  34,374,180
                                                               -----------
      Oil & Gas Drilling -- 1.3%
        Transocean, Inc.............................    99,086  13,603,517
                                                               -----------
      Oil Companies-Exploration & Production -- 1.9%
        Noble Energy, Inc...........................    58,475   4,212,539
        XTO Energy, Inc.............................   242,962  15,019,911
                                                               -----------
                                                                19,232,450
                                                               -----------

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 -- (unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                              Value
                  Security Description             Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Oil Companies-Integrated -- 1.0%
          ExxonMobil Corp......................... 118,200 $ 10,538,712
                                                           ------------
        Oil-Field Services -- 2.7%
          Baker Hughes, Inc.......................  87,086    6,990,393
          Halliburton Co.......................... 132,282    4,842,844
          Schlumberger, Ltd....................... 177,073   16,547,472
                                                           ------------
                                                             28,380,709
                                                           ------------
        Pharmacy Services -- 2.9%
          Express Scripts, Inc.+.................. 229,727   15,564,004
          Medco Health Solutions, Inc.+........... 143,944   14,392,961
                                                           ------------
                                                             29,956,965
                                                           ------------
        Retail-Computer Equipment -- 0.8%
          GameStop Corp., Class A+................ 146,687    8,427,168
                                                           ------------
        Retail-Discount -- 2.0%
          Costco Wholesale Corp.#................. 144,282    9,724,607
          Target Corp.............................  73,586    4,419,575
          TJX Cos., Inc........................... 236,555    6,940,524
                                                           ------------
                                                             21,084,706
                                                           ------------
        Retail-Restaurants -- 2.5%
          Chipotle Mexican Grill, Inc., Class A+#.  29,844    3,973,729
          McDonald's Corp......................... 218,313   12,764,761
          Yum! Brands, Inc........................ 251,545    9,344,897
                                                           ------------
                                                             26,083,387
                                                           ------------
        School -- 1.4%
          Apollo Group, Inc., Class A+............ 196,445   15,031,971
                                                           ------------
        Software Tools -- 0.2%
          VMware, Inc. Class A+#..................  26,314    2,404,310
                                                           ------------
        Telecom Equipment-Fiber Optics -- 0.8%
          Corning, Inc............................ 328,404    7,976,933
                                                           ------------
        Therapeutics -- 1.2%
          Gilead Sciences, Inc.+.................. 261,851   12,186,546
                                                           ------------
        Tobacco -- 0.9%
          Altria Group, Inc....................... 117,909    9,145,022
                                                           ------------
        Toys -- 1.7%
          Nintendo Co., Ltd.(2)...................  28,300   17,396,126
                                                           ------------
        Web Portals/ISP -- 5.3%
          Google, Inc., Class A+..................  66,698   46,221,714
          Yahoo!, Inc.+........................... 332,121    8,904,164
                                                           ------------
                                                             55,125,878
                                                           ------------
        Total Common Stock
           (cost $820,401,156)....................          988,119,107
                                                           ------------

                                               Shares/
                                              Principal       Value
               Security Description            Amount        (Note 2)

      -------------------------------------------------------------------
      EXCHANGE TRADED FUNDS -- 1.0%
      Index Fund-Large Cap -- 1.0%
        SPDR Trust, Series 1#
         (cost $10,243,905).................      70,372  $   10,461,502
                                                          --------------
      Total Long-Term Investment Securities
         (cost $830,645,061)................                 998,580,609
                                                          --------------
      SHORT-TERM INVESTMENT SECURITIES -- 6.1%
      Collective Investment Pool -- 5.7%
        Securities Lending Quality Trust(1).  59,242,601      59,242,601
                                                          --------------
      Time Deposit -- 0.4%
        Euro Time Deposit with State Street
         Bank & Trust Co.
         2.25% due 12/03/07................. $ 4,268,000       4,268,000
                                                          --------------
      Total Short-Term Investment Securities
         (cost $63,510,601).................                  63,510,601
                                                          --------------
      TOTAL INVESTMENTS
         (cost $894,155,662) (3)............       102.3%  1,062,091,210
      Liabilities in excess of other assets.        (2.3)    (23,973,505)
                                             -----------  --------------
      NET ASSETS --                                100.0% $1,038,117,705
                                             ===========  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)Security was valued using fair value procedures at November 30, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financials Statements

VALIC Company I Value Fund
PORTFOLIO PROFILE -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Finance -- Investment Banker/Broker......  9.2%
                Banks -- Super Regional..................  8.1
                Oil Companies -- Integrated..............  7.7
                Electric -- Integrated...................  7.1
                Telephone -- Integrated..................  4.9
                Semiconductor Equipment..................  4.7
                Diversified Manufactured Operations......  3.7
                Medical -- Products......................  3.7
                Tobacco..................................  3.4
                Aerospace/Defense........................  3.3
                Food -- Misc.............................  3.1
                Broadcast Services/Program...............  3.0
                Repurchase Agreements....................  2.9
                Oil Companies -- Exploration & Production  2.4
                Chemicals -- Diversified.................  2.1
                Multimedia...............................  2.0
                Networking Products......................  2.0
                Oil -- Field Services....................  2.0
                Retail -- Discount.......................  2.0
                Aerospace/Defense -- Equipment...........  1.9
                Investment Management/Advisor Services...  1.9
                Machinery -- Farming.....................  1.8
                Steel Producer...........................  1.7
                Auto -- Heavy Duty Trucks................  1.6
                Computers................................  1.6
                Finance -- Credit Card...................  1.6
                Insurance -- Reinsurance.................  1.6
                Entertainment Software...................  1.5
                Medical -- Drugs.........................  1.5
                Chemicals -- Specialty...................  1.3
                Pharmacy Services........................  1.1
                Theater..................................  1.0
                Retail -- Drug Store.....................  0.9
                Retail -- Office Supplies................  0.4
                Independent Power Producers..............  0.3
                Seismic Data Collection..................  0.1
                Therapeutics.............................  0.1
                                                          ----
                                                          99.2%
                                                          ====

*  Calculated as a percentage of net assets.

VALIC Company I Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 96.3%
       Aerospace/Defense -- 3.3%
         Boeing Co...................................  39,140 $ 3,622,016
                                                              -----------
       Aerospace/Defense - Equipment -- 1.9%
         Alliant Techsystems, Inc.+..................   9,155   1,069,579
         United Technologies Corp....................  14,481   1,082,744
                                                              -----------
                                                                2,152,323
                                                              -----------
       Auto - Heavy Duty Trucks -- 1.6%
         Navistar International Corp.+...............  34,174   1,775,339
                                                              -----------
       Banks - Super Regional -- 8.1%
         Bank of America Corp........................  71,922   3,317,762
         Wachovia Corp............................... 132,161   5,682,923
                                                              -----------
                                                                9,000,685
                                                              -----------
       Broadcast Services/Program -- 3.0%
         Liberty Global, Inc., Class C+..............  86,310   3,301,358
                                                              -----------
       Chemicals - Diversified -- 2.1%
         BASF AG ADR.................................   8,333   1,154,121
         FMC Corp....................................  20,800   1,138,176
                                                              -----------
                                                                2,292,297
                                                              -----------
       Chemicals - Specialty -- 1.3%
         Lubrizol Corp...............................  22,159   1,421,278
                                                              -----------
       Computers -- 1.6%
         Sun Microsystems, Inc. +....................  86,000   1,787,080
                                                              -----------
       Diversified Manufacturing Operations -- 3.7%
         General Electric Co.........................   4,100     156,989
         Siemens AG ADR..............................  26,195   3,975,615
                                                              -----------
                                                                4,132,604
                                                              -----------
       Electric - Integrated -- 7.1%
         Exelon Corp.................................  40,481   3,281,794
         FirstEnergy Corp............................  67,055   4,597,291
                                                              -----------
                                                                7,879,085
                                                              -----------
       Entertainment Software -- 1.5%
         Take - Two Interactive Software, Inc.+...... 109,760   1,644,205
                                                              -----------
       Finance - Credit Card -- 1.6%
         American Express Co.........................  30,900   1,822,482
                                                              -----------
       Finance - Investment Banker/Broker -- 9.2%
         Credit Suisse Group ADR.....................  90,600   5,464,992
         UBS AG......................................  94,052   4,747,745
                                                              -----------
                                                               10,212,737
                                                              -----------
       Food - Misc. -- 3.1%
         ConAgra Foods, Inc.......................... 139,555   3,491,666
                                                              -----------
       Independent Power Producer -- 0.3%
         Dynegy, Inc., Class A+......................  50,183     381,893
                                                              -----------
       Insurance - Reinsurance -- 1.6%
         Everest Re Group, Ltd.......................  17,400   1,825,782
                                                              -----------
       Investment Management/Advisor Services -- 1.9%
         National Financial Partners Corp............  45,543   2,067,652
                                                              -----------
       Machinery - Farming -- 1.8%
         Deere & Co..................................  11,890   2,042,702
                                                              -----------
       Medical Products -- 3.7%
         Johnson & Johnson...........................  60,948   4,128,618
                                                              -----------
       Medical - Drugs -- 1.5%
         Novartis AG ADR.............................  28,529   1,612,459
                                                              -----------
       Multimedia -- 2.0%
         News Corp., Class A......................... 105,960   2,232,577
                                                              -----------

                                                         Shares/
                                                        Principal     Value
                Security Description                     Amount      (Note 2)

-------------------------------------------------------------------------------
Networking Products -- 2.0%
  Cisco Systems, Inc.+................................     79,000  $  2,213,580
                                                                   ------------
Oil Companies - Exploration & Production -- 2.4%
  Murphy Oil Corp.....................................     38,088     2,724,054
                                                                   ------------
Oil Companies - Integrated -- 7.7%
  ExxonMobil Corp.....................................     62,455     5,568,488
  Hess Corp...........................................     16,800     1,196,496
  Total SA ADR........................................     21,645     1,751,513
                                                                   ------------
                                                                      8,516,497
                                                                   ------------
Oil - Field Services -- 2.0%
  Halliburton Co......................................     60,153     2,202,201
                                                                   ------------
Pharmacy Services -- 1.1%
  Medco Health Solutions, Inc.+.......................     11,994     1,199,280
                                                                   ------------
Retail - Discount -- 2.0%
  Costco Wholesale Corp...............................     33,705     2,271,717
                                                                   ------------
Retail - Drug Store -- 0.9%
  Walgreen Co.........................................     28,000     1,024,520
                                                                   ------------
Retail - Office Supplies -- 0.4%
  OfficeMax, Inc......................................     19,600       488,628
                                                                   ------------
Seismic Data Collection -- 0.1%
  ION Geophysical Corp.+..............................      8,600       132,698
                                                                   ------------
Semiconductor Equipment -- 4.7%
  KLA - Tencor Corp...................................     55,500     2,668,440
  Lam Research Corp.+.................................     56,420     2,586,857
                                                                   ------------
                                                                      5,255,297
                                                                   ------------
Steel - Producer -- 1.7%
  Carpenter Technology Corp...........................     25,416     1,917,637
                                                                   ------------
Telephone - Integrated -- 4.9%
  AT&T, Inc...........................................    113,778     4,347,457
  Sprint Nextel Corp..................................     71,700     1,112,784
                                                                   ------------
                                                                      5,460,241
                                                                   ------------
Theater -- 1.0%
  Cinemark Holdings, Inc..............................     65,348     1,090,658
                                                                   ------------
Therapeutics -- 0.1%
  Vanda Pharmaceuticals, Inc.+........................      9,300        83,607
                                                                   ------------
Tobacco -- 3.4%
  Altria Group, Inc...................................     48,058     3,727,379
                                                                   ------------
Total Long-Term Investment Securities
   (cost $101,717,087)................................              107,134,832
                                                                   ------------
REPURCHASE AGREEMENT -- 2.9%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.06%, dated 11/30/07, to be
   repurchased 12/03/07 in the amount of $3,189,079
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 4.25%, due 05/15/09 and
   having an approximate value of $3,252,878
   (cost $3,188,000).................................. $3,188,000     3,188,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $104,905,087)(1).............................       99.2%  110,322,832
Other assets less liabilities.........................        0.8       857,615
                                                       ----------  ------------
NET ASSETS --                                               100.0% $111,180,447
                                                       ==========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financials Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        ASSET          BLUE CHIP      BROAD CAP
                                                                      ALLOCATION        GROWTH       VALUE INCOME
                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  150,642,492  $  141,429,836  $   29,304,400
Long-term investment securities, at value (affiliated)*+...........              -               -               -
Short-term investment securities, at value (unaffiliated)*.........      8,968,959      11,732,365         543,000
Repurchase agreements (cost approximates market value).............      9,446,000               -               -
                                                                    --------------  --------------  --------------
Total Investments..................................................    169,057,451     153,162,201      29,847,400
                                                                    --------------  --------------  --------------
Cash...............................................................              -             534             191
Foreign cash*......................................................              -               9               -
Receivable for-
   Fund shares sold................................................         83,838         384,434          30,049
   Dividends and interest..........................................        722,172         161,139          72,912
   Investments sold................................................      2,496,023               -          40,447
   Options written.................................................              -               -               -
Prepaid expenses and other assets..................................         20,689           1,253           1,067
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -           8,713           6,352
Variation margin on futures contracts..............................         90,482               -               -
Collateral received for securities loaned..........................              -       2,687,825               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    172,470,655     156,406,108      29,998,418
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................         27,133         205,124           9,688
   Investments purchased...........................................      2,349,041         297,911               -
   Investment advisory and management fees.........................         69,133          84,747          17,057
   Administrative service fee......................................          9,679           7,910           1,706
   Transfer agent fees and expenses................................            468             468             411
   Directors' fees and expenses....................................         56,712          13,248           1,429
   Other accrued expenses..........................................        100,030          32,816          38,626
   Line of credit..................................................              -               -               -
Variation margin on futures contracts..............................              -               -               -
Collateral upon return of securities loaned........................              -      13,260,340               -
Due to custodian...................................................        203,799               -               -
Due to custodian for foreign cash*.................................              -               -               -
Call and put options written, at value@............................              -               -               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................      2,815,995      13,902,564          68,917
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  169,654,660  $  142,503,544  $   29,929,501
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      140,166  $      128,204  $       25,160
Additional paid-in capital.........................................    142,420,151     118,254,995      25,795,857
Accumulated undistributed net investment income (loss).............      7,018,912         501,688         418,318
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     14,618,016      (2,384,802)      1,077,243
Unrealized appreciation (depreciation) on investments..............      5,596,015      26,003,083       2,612,923
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................       (349,180)              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................        210,580             376               -
Accrued capital gains tax on unrealized appreciation (depreciation)              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  169,654,660  $  142,503,544  $   29,929,501
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     14,016,602      12,820,456       2,515,968
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        12.10  $        11.12  $        11.90
                                                                    ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  145,046,477  $  115,426,753  $   26,691,477
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities (unaffiliated)................. $    8,968,959  $   11,732,365  $      543,000
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $            -  $            9  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $            -  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $            -  $   13,041,566  $            -
                                                                    ==============  ==============  ==============

                                                                       CAPITAL
                                                                     CONSERVATION     CORE EQUITY     CORE VALUE
                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  169,207,143  $  392,989,164  $  207,976,525
Long-term investment securities, at value (affiliated)*+...........              -               -               -
Short-term investment securities, at value (unaffiliated)*.........     10,811,250      40,392,225       2,191,000
Repurchase agreements (cost approximates market value).............      9,234,000       3,533,000         797,000
                                                                    --------------  --------------  --------------
Total Investments..................................................    189,252,393     436,914,389     210,964,525
                                                                    --------------  --------------  --------------
Cash...............................................................              -         138,811           1,330
Foreign cash*......................................................              -               -               -
Receivable for-
   Fund shares sold................................................         89,464         269,965         150,720
   Dividends and interest..........................................      1,777,760         820,639         591,704
   Investments sold................................................      6,830,238         731,304          24,270
   Options written.................................................              -               -               -
Prepaid expenses and other assets..................................          5,544           5,596           3,087
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -          28,577          23,306
Variation margin on futures contracts..............................              -               -               -
Collateral received for securities loaned..........................        215,520       5,738,195               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    198,170,919     444,647,476     211,758,942
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................         43,456         349,697         226,362
   Investments purchased...........................................      9,240,141          84,458               -
   Investment advisory and management fees.........................         72,306         254,677         132,616
   Administrative service fee......................................         10,123          22,813          12,056
   Transfer agent fees and expenses................................            282             397             468
   Directors' fees and expenses....................................         48,423         232,344          74,419
   Other accrued expenses..........................................        104,844         113,974          64,197
   Line of credit..................................................              -               -               -
Variation margin on futures contracts..............................              -               -               -
Collateral upon return of securities loaned........................     11,026,770      46,130,420               -
Due to custodian...................................................        152,400               -               -
Due to custodian for foreign cash*.................................              -               -               -
Call and put options written, at value@............................              -          33,820               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................     20,698,745      47,222,600         510,118
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  177,472,174  $  397,424,876  $  211,248,824
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      175,705  $      271,561  $      176,428
Additional paid-in capital.........................................    166,006,282     474,844,597     173,579,589
Accumulated undistributed net investment income (loss).............     14,674,161       4,952,326       5,784,011
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     (1,883,827)   (109,534,408)     12,304,547
Unrealized appreciation (depreciation) on investments..............     (1,500,147)     26,862,708      19,404,249
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -          28,092               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  177,472,174  $  397,424,876  $  211,248,824
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     17,570,520      27,156,139      17,642,755
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        10.10  $        14.63  $        11.97
                                                                    ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  170,707,290  $  366,126,456  $  188,572,276
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities (unaffiliated)................. $   10,811,250  $   40,392,225  $    2,191,000
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $       61,912  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $   10,851,802  $   45,305,715  $            -
                                                                    ==============  ==============  ==============

                                                                     FOREIGN VALUE   GLOBAL EQUITY
                                                                         FUND            FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $1,099,084,805  $  451,306,331
Long-term investment securities, at value (affiliated)*+...........              -               -
Short-term investment securities, at value (unaffiliated)*.........    116,350,653      31,296,239
Repurchase agreements (cost approximates market value).............              -         376,000
                                                                    --------------  --------------
Total Investments..................................................  1,215,435,458     482,978,570
                                                                    --------------  --------------
Cash...............................................................         52,189              70
Foreign cash*......................................................        231,894         365,199
Receivable for-
   Fund shares sold................................................      1,756,775         233,456
   Dividends and interest..........................................      1,593,119         740,078
   Investments sold................................................      3,100,637       2,461,348
   Options written.................................................              -               -
Prepaid expenses and other assets..................................          2,154          23,127
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -               -
Variation margin on futures contracts..............................              -          18,450
Collateral received for securities loaned..........................              -       1,074,500
Unrealized appreciation on forward foreign currency contracts......              -       7,856,501
                                                                    --------------  --------------
TOTAL ASSETS.......................................................  1,222,172,226     495,751,299
                                                                    --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................      1,154,052         168,555
   Investments purchased...........................................      2,389,211               -
   Investment advisory and management fees.........................        601,566         294,039
   Administrative service fee......................................         63,947          26,139
   Transfer agent fees and expenses................................            411             556
   Directors' fees and expenses....................................         35,262          20,007
   Other accrued expenses..........................................        185,552         115,392
   Line of credit..................................................              -               -
Variation margin on futures contracts..............................              -               -
Collateral upon return of securities loaned........................     82,842,728      31,916,546
Due to custodian...................................................              -               -
Due to custodian for foreign cash*.................................              -               -
Call and put options written, at value@............................              -               -
Unrealized depreciation on forward foreign currency contracts......              -       9,506,216
                                                                    --------------  --------------
TOTAL LIABILITIES..................................................     87,272,729      42,047,450
                                                                    --------------  --------------
NET ASSETS......................................................... $1,134,899,497  $  453,703,849
                                                                    ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      832,287  $      337,430
Additional paid-in capital.........................................    934,372,765     361,758,417
Accumulated undistributed net investment income (loss).............     21,034,109       7,973,499
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     72,130,452      52,239,612
Unrealized appreciation (depreciation) on investments..............    106,552,645      33,013,233
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -          22,027
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................          5,510      (1,640,369)
Accrued capital gains tax on unrealized appreciation (depreciation)        (28,271)              -
                                                                    --------------  --------------
   NET ASSETS...................................................... $1,134,899,497  $  453,703,849
                                                                    ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000
   Outstanding.....................................................     83,228,669      33,742,997
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        13.64  $        13.45
                                                                    ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  992,532,160  $  418,293,098
                                                                    ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -
                                                                    ==============  ==============
   Short-term investment securities (unaffiliated).................    116,350,653  $   31,296,239
                                                                    ==============  ==============
   Foreign cash.................................................... $      232,824  $      363,227
                                                                    ==============  ==============
@Premiums received on options written.............................. $            -  $            -
                                                                    ==============  ==============
+Including securities on loan...................................... $   78,996,168  $   30,823,612
                                                                    ==============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                      GLOBAL SOCIAL      GLOBAL       GOVERNMENT       GROWTH &
                                                        AWARENESS       STRATEGY      SECURITIES        INCOME
                                                          FUND            FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+................................... $  441,742,448  $  451,475,606 $   91,143,113  $  136,697,278
Long-term investment securities, at value
 (affiliated)*+.....................................              -               -              -               -
Short-term investment securities, at value
 (unaffiliated)*....................................     28,324,311      81,645,415     17,392,464      14,633,909
Repurchase agreements (cost approximates market
 value).............................................      2,081,000               -     16,352,000       5,156,000
                                                     --------------  -------------- --------------  --------------
Total Investments...................................    472,147,759     533,121,021    124,887,577     156,487,187
                                                     --------------  -------------- --------------  --------------
Cash................................................          4,147               -            783             350
Foreign cash*.......................................        266,465      12,923,858              -               -
Receivable for-
   Fund shares sold.................................        400,756         497,835        156,482         268,986
   Dividends and interest...........................        906,197       2,999,449      1,040,173         289,585
   Investments sold.................................              -       5,617,866              -         277,278
   Options written..................................              -               -              -               -
Prepaid expenses and other assets...................         79,260           1,452          4,293          25,053
Due from investment adviser for expense
 reimbursements/fee waivers.........................              -               -              -          10,286
Variation margin on futures contracts...............         86,100               -              -               -
Collateral received for securities loaned...........      1,438,633       3,738,391        241,031         569,316
Unrealized appreciation on forward foreign
 currency contracts.................................              -       1,010,623              -               -
                                                     --------------  -------------- --------------  --------------
TOTAL ASSETS........................................    475,329,317     559,910,495    126,330,339     157,928,041
                                                     --------------  -------------- --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed.............................        175,189         518,746        393,426         154,850
   Investments purchased............................        192,153       2,800,527              -       1,558,746
   Investment advisory and management fees..........        184,230         209,251         43,286          85,943
   Administrative service fee.......................         25,792          29,295          6,060           8,022
   Transfer agent fees and expenses.................            468             411            396             468
   Directors' fees and expenses.....................        120,748          20,299         56,678          62,212
   Other accrued expenses...........................         36,639         179,442         54,921          45,179
   Line of credit...................................              -         177,482              -               -
Variation margin on futures contracts...............              -               -              -               -
Collateral upon return of securities loaned.........     21,267,689      42,264,807     17,633,495      15,203,225
Due to custodian....................................              -         375,078              -               -
Due to custodian for foreign cash*..................              -               -              -               -
Call and put options written, at value@.............              -               -              -               -
Unrealized depreciation on forward foreign
 currency contracts.................................              -         133,670              -               -
                                                     --------------  -------------- --------------  --------------
TOTAL LIABILITIES...................................     22,002,908      46,709,008     18,188,262      17,118,645
                                                     --------------  -------------- --------------  --------------
NET ASSETS.......................................... $  453,326,409  $  513,201,487 $  108,142,077  $  140,809,396
                                                     ==============  ============== ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share...... $      191,293  $      382,773 $      100,192  $       80,012
Additional paid-in capital..........................    368,703,192     421,589,618    102,837,955     121,190,671
Accumulated undistributed net investment income
 (loss).............................................      8,353,353      13,836,451      6,866,141       2,552,397
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts,
 options contracts, and foreign exchange
 transactions.......................................     75,592,207      19,773,774     (4,517,218)     11,668,372
Unrealized appreciation (depreciation) on
 investments........................................        661,815      56,377,273      2,855,007       5,317,944
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts............       (168,675)              -              -               -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................         (6,776)      1,241,598              -               -
Accrued capital gains tax on unrealized
 appreciation (depreciation)........................              -               -              -               -
                                                     --------------  -------------- --------------  --------------
   NET ASSETS....................................... $  453,326,409  $  513,201,487 $  108,142,077  $  140,809,396
                                                     ==============  ============== ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...........  1,000,000,000   1,000,000,000  1,000,000,000   1,000,000,000
   Outstanding......................................     19,129,304      38,277,283     10,019,155       8,001,178
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE....................................... $        23.70  $        13.41 $        10.79  $        17.60
                                                     ==============  ============== ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)... $  441,080,633  $  396,755,686 $   88,288,106  $  131,379,334
                                                     ==============  ============== ==============  ==============
   Long-term investment securities (affiliated)..... $            -  $            - $            -  $            -
                                                     ==============  ============== ==============  ==============
   Short-term investment securities (unaffiliated).. $   28,324,311  $   79,988,062 $   17,392,464  $   14,633,909
                                                     ==============  ============== ==============  ==============
   Foreign cash..................................... $      269,887  $   12,628,256 $            -  $            -
                                                     ==============  ============== ==============  ==============
@Premiums received on options written............... $            -  $            - $            -  $            -
                                                     ==============  ============== ==============  ==============
+Including securities on loan....................... $   21,308,192  $   41,144,144 $   17,272,460  $   14,931,851
                                                     ==============  ============== ==============  ==============

                                                         HEALTH         INFLATION     INTERNATIONAL   INTERNATIONAL
                                                        SCIENCES        PROTECTED       EQUITIES       GOVERNMENT
                                                          FUND            FUND            FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+................................... $  206,259,103  $   14,693,983  $1,107,452,405  $  137,140,576
Long-term investment securities, at value
 (affiliated)*+.....................................              -               -               -               -
Short-term investment securities, at value
 (unaffiliated)*....................................      3,297,618       3,221,000     106,088,941               -
Repurchase agreements (cost approximates market
 value).............................................              -               -      49,634,000       1,742,000
                                                     --------------  --------------  --------------  --------------
Total Investments...................................    209,556,721      17,914,983   1,263,175,346     138,882,576
                                                     --------------  --------------  --------------  --------------
Cash................................................              -             922               -             140
Foreign cash*.......................................            803               -      17,937,413               -
Receivable for-
   Fund shares sold.................................        411,847          76,249       1,275,654         545,463
   Dividends and interest...........................         84,051         109,494       3,698,293       2,471,841
   Investments sold.................................        480,065               -      20,209,245       4,044,524
   Options written..................................         16,476               -               -               -
Prepaid expenses and other assets...................          2,791             737           8,092           3,561
Due from investment adviser for expense
 reimbursements/fee waivers.........................              -           8,840               -               -
Variation margin on futures contracts...............              -               -         634,464               -
Collateral received for securities loaned...........              -               -      10,485,501               -
Unrealized appreciation on forward foreign
 currency contracts.................................              -               -               -         106,304
                                                     --------------  --------------  --------------  --------------
TOTAL ASSETS........................................    210,552,754      18,111,225   1,317,424,008     146,054,409
                                                     --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed.............................        190,803          30,385         183,505         363,822
   Investments purchased............................      1,642,506               -      23,726,956       3,997,497
   Investment advisory and management fees..........        162,861           7,018         277,475          57,452
   Administrative service fee.......................         11,400             982          66,218           8,043
   Transfer agent fees and expenses.................            468             547           1,184             208
   Directors' fees and expenses.....................         39,814           1,751          94,089          48,684
   Other accrued expenses...........................         70,066          32,868         331,842          74,213
   Line of credit...................................              -               -               -               -
Variation margin on futures contracts...............              -               -               -               -
Collateral upon return of securities loaned.........              -               -     113,723,977               -
Due to custodian....................................         39,360               -       5,353,865               -
Due to custodian for foreign cash*..................              -               -               -          38,480
Call and put options written, at value@.............      3,935,430               -               -               -
Unrealized depreciation on forward foreign
 currency contracts.................................              -               -               -          54,057
                                                     --------------  --------------  --------------  --------------
TOTAL LIABILITIES...................................      6,092,708          73,551     143,759,111       4,642,456
                                                     --------------  --------------  --------------  --------------
NET ASSETS.......................................... $  204,460,046  $   18,037,674  $1,173,664,897  $  141,411,953
                                                     ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share...... $      168,002  $       17,524  $    1,019,381  $      111,142
Additional paid-in capital..........................    145,793,803      17,583,132     827,788,410     126,969,725
Accumulated undistributed net investment income
 (loss).............................................     (1,114,284)        613,744      32,523,280       6,284,675
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts,
 options contracts, and foreign exchange
 transactions.......................................     27,148,736        (523,555)    137,469,641       3,328,270
Unrealized appreciation (depreciation) on
 investments........................................     32,556,381         346,829     173,809,047       4,655,289
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts............        (93,160)              -         (69,777)              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................            568               -       1,124,915          62,852
Accrued capital gains tax on unrealized
 appreciation (depreciation)........................              -               -               -               -
                                                     --------------  --------------  --------------  --------------
   NET ASSETS....................................... $  204,460,046  $   18,037,674  $1,173,664,897  $  141,411,953
                                                     ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...........  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding......................................     16,800,212       1,752,398     101,938,059      11,114,163
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE....................................... $        12.17  $        10.29  $        11.51  $        12.72
                                                     ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)... $  173,702,722  $   14,347,154  $  933,643,358  $  132,485,287
                                                     ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)..... $            -  $            -  $            -  $            -
                                                     ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated).. $    3,297,618  $    3,221,000  $  106,088,941  $            -
                                                     ==============  ==============  ==============  ==============
   Foreign cash..................................... $          785  $            -  $   17,819,769  $       (5,497)
                                                     ==============  ==============  ==============  ==============
@Premiums received on options written............... $    3,842,270  $            -  $            -  $            -
                                                     ==============  ==============  ==============  ==============
+Including securities on loan....................... $            -  $            -  $  108,556,736  $            -
                                                     ==============  ==============  ==============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                         INTERNATIONAL
                                                                           GROWTH I       LARGE CAP     LARGE CAPITAL
                                                                             FUND         CORE FUND      GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  698,332,732  $   68,281,003 $  565,624,382
Long-term investment securities, at value (affiliated)*+...............              -               -              -
Short-term investment securities, at value (unaffiliated)*.............    103,837,027       7,875,749     51,244,232
Repurchase agreements (cost approximates market value).................      1,852,000               -     10,477,000
                                                                        --------------  -------------- --------------
Total Investments......................................................    804,021,759      76,156,752    627,345,614
                                                                        --------------  -------------- --------------
Cash...................................................................          1,129               -          1,503
Foreign cash*..........................................................        893,370          51,457        968,397
Receivable for-
   Fund shares sold....................................................      1,105,502           8,140        293,513
   Dividends and interest..............................................      1,546,325          99,833        505,051
   Investments sold....................................................      2,764,601         504,371        502,795
   Options written.....................................................              -               -              -
Prepaid expenses and other assets......................................          5,142           6,623         11,232
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................         54,018           9,353              -
Variation margin on futures contracts..................................              -               -              -
Collateral received for securities loaned..............................      2,051,249       2,639,631      3,410,516
Unrealized appreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL ASSETS...........................................................    812,443,095      79,476,160    633,038,621
                                                                        --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        585,061          97,846        196,901
   Investments purchased...............................................      4,277,746         789,021      2,432,325
   Investment advisory and management fees.............................        522,744          39,866        299,651
   Administrative service fee..........................................         40,518           3,987         32,775
   Transfer agent fees and expenses....................................            540             411            356
   Directors' fees and expenses........................................        132,724           9,442         29,802
   Other accrued expenses..............................................        232,611          86,023        108,159
   Line of credit......................................................              -         180,239              -
Variation margin on futures contracts..................................              -               -              -
Collateral upon return of securities loaned............................     91,562,748      10,515,380     53,068,748
Due to custodian.......................................................              -               -              -
Due to custodian for foreign cash*.....................................              -               -              -
Call and put options written, at value@................................              -               -              -
Unrealized depreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL LIABILITIES......................................................     97,354,692      11,722,215     56,168,717
                                                                        --------------  -------------- --------------
NET ASSETS............................................................. $  715,088,403  $   67,753,945 $  576,869,904
                                                                        ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      522,829  $       56,401 $      443,903
Additional paid-in capital.............................................    582,330,144      51,923,602    457,506,131
Accumulated undistributed net investment income (loss).................      7,535,633         837,830      2,041,811
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................    (27,593,169)      6,248,046      9,286,664
Unrealized appreciation (depreciation) on investments..................    152,281,192       8,687,335    107,594,336
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................         21,547             731         (2,941)
Accrued capital gains tax on unrealized appreciation (depreciation)....         (9,773)              -              -
                                                                        --------------  -------------- --------------
   NET ASSETS.......................................................... $  715,088,403  $   67,753,945 $  576,869,904
                                                                        ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.........................................................     52,282,859       5,640,124     44,390,244
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        13.68  $        12.01 $        13.00
                                                                        ==============  ============== ==============
--------
* Cost
   Long-term investment securities (unaffiliated)...................... $  546,051,540  $   59,593,668 $  458,030,046
                                                                        ==============  ============== ==============
   Long-term investment securities (affiliated)........................ $            -  $            - $            -
                                                                        ==============  ============== ==============
   Short-term investment securities (unaffiliated)..................... $  103,837,027  $    7,875,749 $   51,244,232
                                                                        ==============  ============== ==============
   Foreign cash........................................................ $      898,573  $       50,725 $      971,338
                                                                        ==============  ============== ==============
@Premiums received on options written.................................. $            -  $            - $            -
                                                                        ==============  ============== ==============
+Including securities on loan.......................................... $   87,352,938  $   10,412,823 $   52,091,273
                                                                        ==============  ============== ==============

                                                                                            MID CAP         MONEY
                                                                         MID CAP INDEX     STRATEGIC       MARKET I
                                                                             FUND         GROWTH FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $2,905,056,088  $  368,776,550  $            -
Long-term investment securities, at value (affiliated)*+...............              -               -               -
Short-term investment securities, at value (unaffiliated)*.............    682,745,129      99,672,480     461,851,009
Repurchase agreements (cost approximates market value).................              -               -      69,597,000
                                                                        --------------  --------------  --------------
Total Investments......................................................  3,587,801,217     468,449,030     531,448,009
                                                                        --------------  --------------  --------------
Cash...................................................................      1,910,868       1,566,870          16,541
Foreign cash*..........................................................              -          14,506               -
Receivable for-
   Fund shares sold....................................................      2,362,493         783,223         544,980
   Dividends and interest..............................................      3,211,248         380,161       2,714,287
   Investments sold....................................................      3,554,074       6,207,864               -
   Options written.....................................................              -               -               -
Prepaid expenses and other assets......................................        108,721           4,899          10,814
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................              -               -               -
Variation margin on futures contracts..................................        392,000               -               -
Collateral received for securities loaned..............................     49,768,826       6,188,307               -
Unrealized appreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL ASSETS...........................................................  3,649,109,447     483,594,860     534,734,631
                                                                        --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................      1,337,017          15,778         460,991
   Investments purchased...............................................      7,376,436      11,179,707               -
   Investment advisory and management fees.............................        641,961         209,814         173,974
   Administrative service fee..........................................        168,375          21,492          30,446
   Transfer agent fees and expenses....................................          1,001             433           1,465
   Directors' fees and expenses........................................        482,194          17,142         159,160
   Other accrued expenses..............................................        401,278         102,052          76,727
   Line of credit......................................................      1,914,526               -               -
Variation margin on futures contracts..................................              -               -               -
Collateral upon return of securities loaned............................    687,635,220      88,586,787               -
Due to custodian.......................................................              -               -               -
Due to custodian for foreign cash*.....................................              -               -               -
Call and put options written, at value@................................              -               -               -
Unrealized depreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL LIABILITIES......................................................    699,958,008     100,133,205         902,763
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $2,949,151,439  $  383,461,655  $  533,831,868
                                                                        ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $    1,173,829  $      246,138  $    5,337,963
Additional paid-in capital.............................................  2,197,113,123     295,539,853     528,458,290
Accumulated undistributed net investment income (loss).................     49,670,066         399,348               -
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................    273,194,724      34,330,337          35,615
Unrealized appreciation (depreciation) on investments..................    429,146,248      52,946,719               -
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................     (1,146,551)              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................              -            (740)              -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -               -
                                                                        --------------  --------------  --------------
   NET ASSETS.......................................................... $2,949,151,439  $  383,461,655  $  533,831,868
                                                                        ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.........................................................    117,382,933      24,613,831     533,796,253
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        25.12  $        15.58  $         1.00
                                                                        ==============  ==============  ==============
--------
* Cost
   Long-term investment securities (unaffiliated)...................... $2,475,909,840  $  315,829,831  $            -
                                                                        ==============  ==============  ==============
   Long-term investment securities (affiliated)........................ $            -  $            -  $            -
                                                                        ==============  ==============  ==============
   Short-term investment securities (unaffiliated)..................... $  682,745,129  $   99,672,480  $  461,851,009
                                                                        ==============  ==============  ==============
   Foreign cash........................................................ $            -  $       15,098  $            -
                                                                        ==============  ==============  ==============
@Premiums received on options written.................................. $            -  $            -  $            -
                                                                        ==============  ==============  ==============
+Including securities on loan.......................................... $  678,091,226  $   87,531,740  $            -
                                                                        ==============  ==============  ==============

                                                                                           SCIENCE &
                                                                         NASDAQ-100(R)     TECHNOLOGY
                                                                          INDEX FUND          FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $   92,942,711  $   910,710,000
Long-term investment securities, at value (affiliated)*+...............              -                -
Short-term investment securities, at value (unaffiliated)*.............     24,310,970      224,253,242
Repurchase agreements (cost approximates market value).................      1,723,000                -
                                                                        --------------  ---------------
Total Investments......................................................    118,976,681    1,134,963,242
                                                                        --------------  ---------------
Cash...................................................................              -            2,272
Foreign cash*..........................................................              -          904,244
Receivable for-
   Fund shares sold....................................................        254,618          680,691
   Dividends and interest..............................................         85,312          706,067
   Investments sold....................................................        615,000       13,501,721
   Options written.....................................................              -                -
Prepaid expenses and other assets......................................          1,527           56,182
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................          8,277                -
Variation margin on futures contracts..................................              -                -
Collateral received for securities loaned..............................      1,256,755       13,522,888
Unrealized appreciation on forward foreign currency contracts..........              -                -
                                                                        --------------  ---------------
TOTAL ASSETS...........................................................    121,198,170    1,164,337,307
                                                                        --------------  ---------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................         58,371          925,866
   Investments purchased...............................................              -       11,547,564
   Investment advisory and management fees.............................         32,705          711,401
   Administrative service fee..........................................          5,724           56,898
   Transfer agent fees and expenses....................................            755              913
   Directors' fees and expenses........................................         23,684          386,128
   Other accrued expenses..............................................         51,541          443,769
   Line of credit......................................................              -                -
Variation margin on futures contracts..................................         21,858                -
Collateral upon return of securities loaned............................     19,171,485      170,574,539
Due to custodian.......................................................        614,491                -
Due to custodian for foreign cash*.....................................              -                -
Call and put options written, at value@................................              -                -
Unrealized depreciation on forward foreign currency contracts..........              -                -
                                                                        --------------  ---------------
TOTAL LIABILITIES......................................................     19,980,614      184,647,078
                                                                        --------------  ---------------
NET ASSETS............................................................. $  101,217,556  $   979,690,229
                                                                        ==============  ===============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      175,185  $       669,505
Additional paid-in capital.............................................     72,670,487    2,361,517,532
Accumulated undistributed net investment income (loss).................        148,785       (1,905,523)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................       (862,293)  (1,451,264,480)
Unrealized appreciation (depreciation) on investments..................     29,364,257       70,653,058
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................       (278,865)               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................              -           20,137
Accrued capital gains tax on unrealized appreciation (depreciation)....              -                -
                                                                        --------------  ---------------
   NET ASSETS.......................................................... $  101,217,556  $   979,690,229
                                                                        ==============  ===============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000    1,000,000,000
   Outstanding.........................................................     17,518,493       66,950,495
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $         5.78  $         14.63
                                                                        ==============  ===============
--------
* Cost
   Long-term investment securities (unaffiliated)...................... $   63,578,417  $   840,056,942
                                                                        ==============  ===============
   Long-term investment securities (affiliated)........................ $            -  $             -
                                                                        ==============  ===============
   Short-term investment securities (unaffiliated)..................... $   24,311,007  $   224,253,242
                                                                        ==============  ===============
   Foreign cash........................................................ $            -  $       904,728
                                                                        ==============  ===============
@Premiums received on options written.................................. $            -  $             -
                                                                        ==============  ===============
+Including securities on loan.......................................... $   18,856,064  $   166,074,152
                                                                        ==============  ===============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                           SMALL CAP
                                                                          AGGRESSIVE      SMALL CAP      SMALL CAP
                                                                          GROWTH FUND       FUND         INDEX FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $   65,226,406  $  431,121,020 $1,093,353,721
Long-term investment securities, at value (affiliated)*+...............              -               -              -
Short-term investment securities, at value (unaffiliated)*.............     18,941,368     103,215,118    352,586,048
Repurchase agreements (cost approximates market value).................              -         405,000              -
                                                                        --------------  -------------- --------------
Total Investments......................................................     84,167,774     534,741,138  1,445,939,769
                                                                        --------------  -------------- --------------
Cash...................................................................         51,965         656,895      1,619,505
Foreign cash*..........................................................              -               -              -
Receivable for-
   Fund shares sold....................................................        198,111         596,842      1,110,972
   Dividends and interest..............................................          8,300         237,628        821,644
   Investments sold....................................................      1,224,231       5,312,072      6,524,115
   Options written.....................................................              -               -              -
Prepaid expenses and other assets......................................          7,535           8,959          8,410
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................         13,956          44,367              -
Variation margin on futures contracts..................................              -               -        291,558
Collateral received for securities loaned..............................         86,870       9,505,618        762,152
Unrealized appreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL ASSETS...........................................................     85,758,742     551,103,519  1,457,078,125
                                                                        --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        219,875         643,833        259,432
   Investments purchased...............................................        886,397       4,831,806      8,073,668
   Investment advisory and management fees.............................         47,312         318,879        277,620
   Administrative service fee..........................................          3,896          25,417         66,258
   Transfer agent fees and expenses....................................            411             514            933
   Directors' fees and expenses........................................          3,198         198,491        156,017
   Other accrued expenses..............................................        114,608         124,184        357,331
   Line of credit......................................................              -               -        887,611
Variation margin on futures contracts..................................              -               -              -
Collateral upon return of securities loaned............................     17,137,238     109,193,832    292,279,766
Due to custodian.......................................................              -               -              -
Due to custodian for foreign cash*.....................................              -               -              -
Call and put options written, at value@................................              -               -              -
Unrealized depreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL LIABILITIES......................................................     18,412,935     115,336,956    302,358,636
                                                                        --------------  -------------- --------------
NET ASSETS............................................................. $   67,345,807  $  435,766,563 $1,154,719,489
                                                                        ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $       57,650  $      381,189 $      653,398
Additional paid-in capital.............................................     62,456,230     355,316,964    931,787,065
Accumulated undistributed net investment income (loss).................       (122,987)        958,222     21,566,461
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................      5,679,359      70,923,001    127,577,160
Unrealized appreciation (depreciation) on investments..................       (724,445)      8,187,187     75,017,755
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -               -     (1,882,350)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -              -
                                                                        --------------  -------------- --------------
   NET ASSETS.......................................................... $   67,345,807  $  435,766,563 $1,154,719,489
                                                                        ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.........................................................      5,764,958      38,118,885     65,339,786
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        11.68  $        11.43 $        17.67
                                                                        ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $   65,950,851  $  422,933,833 $1,018,335,966
                                                                        ==============  ============== ==============
   Long-term investment securities (affiliated)........................ $            -  $            - $            -
                                                                        ==============  ============== ==============
   Short-term investment securities (unaffiliated)..................... $   18,941,368  $  103,215,118 $  352,586,048
                                                                        ==============  ============== ==============
   Foreign cash........................................................ $            -  $            - $            -
                                                                        ==============  ============== ==============
@Premiums received on options written.................................. $            -  $            - $            -
                                                                        ==============  ============== ==============
+Including securities on loan.......................................... $   16,671,224  $  106,669,028 $  284,221,003
                                                                        ==============  ============== ==============

                                                                          SMALL CAP        SMALL CAP
                                                                        SPECIAL VALUES     STRATEGIC      STOCK INDEX
                                                                             FUND         GROWTH FUND        FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  274,974,897  $  129,321,681  $4,977,246,147
Long-term investment securities, at value (affiliated)*+...............              -               -      57,525,448
Short-term investment securities, at value (unaffiliated)*.............     80,385,646      37,893,736     198,351,573
Repurchase agreements (cost approximates market value).................      1,101,000               -       2,657,000
                                                                        --------------  --------------  --------------
Total Investments......................................................    356,461,543     167,215,417   5,235,780,168
                                                                        --------------  --------------  --------------
Cash...................................................................              -             256       6,971,591
Foreign cash*..........................................................              -               -               -
Receivable for-
   Fund shares sold....................................................        213,031         116,457       3,324,726
   Dividends and interest..............................................        401,203          32,365      10,483,672
   Investments sold....................................................      4,131,332               -       3,695,845
   Options written.....................................................              -               -               -
Prepaid expenses and other assets......................................         27,729           3,795         122,894
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................         10,734           8,188               -
Variation margin on futures contracts..................................              -          19,500         255,225
Collateral received for securities loaned..............................        355,713         519,962      24,925,866
Unrealized appreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL ASSETS...........................................................    361,601,285     167,915,940   5,285,559,987
                                                                        --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        493,249          92,301       2,117,750
   Investments purchased...............................................        888,667               -       7,538,365
   Investment advisory and management fees.............................        181,206          94,122         982,210
   Administrative service fee..........................................         16,913           7,751         287,115
   Transfer agent fees and expenses....................................            411             411           1,429
   Directors' fees and expenses........................................         17,987           9,581       1,317,531
   Other accrued expenses..............................................        120,148          72,464         734,733
   Line of credit......................................................              -               -               -
Variation margin on futures contracts..................................              -               -               -
Collateral upon return of securities loaned............................     71,566,359      34,111,889     205,789,621
Due to custodian.......................................................         10,003               -               -
Due to custodian for foreign cash*.....................................              -               -               -
Call and put options written, at value@................................              -               -               -
Unrealized depreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL LIABILITIES......................................................     73,294,943      34,388,519     218,768,754
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $  288,306,342  $  133,527,421  $5,066,791,233
                                                                        ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      274,977  $      127,279  $    1,305,448
Additional paid-in capital.............................................    290,152,320     131,835,063   2,657,939,655
Accumulated undistributed net investment income (loss).................      3,860,790        (227,182)    118,783,614
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................     17,547,785       3,200,584     306,820,620
Unrealized appreciation (depreciation) on investments..................    (23,529,530)     (1,258,528)  1,982,533,856
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -        (149,795)       (591,960)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................              -               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -               -
                                                                        --------------  --------------  --------------
   NET ASSETS.......................................................... $  288,306,342  $  133,527,421  $5,066,791,233
                                                                        ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.........................................................     27,497,692      12,727,907     130,544,819
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        10.48  $        10.49  $        38.81
                                                                        ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  298,504,427  $  130,580,209  $3,016,151,776
                                                                        ==============  ==============  ==============
   Long-term investment securities (affiliated)........................ $            -  $            -  $   36,085,963
                                                                        ==============  ==============  ==============
   Short-term investment securities (unaffiliated)..................... $   80,385,646  $   37,893,736  $  198,351,573
                                                                        ==============  ==============  ==============
   Foreign cash........................................................ $            -  $            -  $            -
                                                                        ==============  ==============  ==============
@Premiums received on options written.................................. $            -  $            -  $            -
                                                                        ==============  ==============  ==============
+Including securities on loan.......................................... $   69,989,917  $   33,395,209  $  203,967,042
                                                                        ==============  ==============  ==============

                                                                          VALIC ULTRA
                                                                             FUND         VALUE FUND
------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  998,580,609  $  107,134,832
Long-term investment securities, at value (affiliated)*+...............              -               -
Short-term investment securities, at value (unaffiliated)*.............     63,510,601               -
Repurchase agreements (cost approximates market value).................              -       3,188,000
                                                                        --------------  --------------
Total Investments......................................................  1,062,091,210     110,322,832
                                                                        --------------  --------------
Cash...................................................................            677         161,684
Foreign cash*..........................................................         93,394               -
Receivable for-
   Fund shares sold....................................................        534,991         336,341
   Dividends and interest..............................................      1,503,361         363,087
   Investments sold....................................................     37,135,937       5,455,291
   Options written.....................................................              -               -
Prepaid expenses and other assets......................................          6,155           1,130
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................          1,177          15,810
Variation margin on futures contracts..................................              -               -
Collateral received for securities loaned..............................      8,537,174               -
Unrealized appreciation on forward foreign currency contracts..........              -               -
                                                                        --------------  --------------
TOTAL ASSETS...........................................................  1,109,904,076     116,656,175
                                                                        --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        237,708         166,416
   Investments purchased...............................................      2,621,665       5,159,722
   Investment advisory and management fees.............................        692,594          69,521
   Administrative service fee..........................................         58,737           6,239
   Transfer agent fees and expenses....................................            556             384
   Directors' fees and expenses........................................         62,466          17,019
   Other accrued expenses..............................................        332,870          56,427
   Line of credit......................................................              -               -
Variation margin on futures contracts..................................              -               -
Collateral upon return of securities loaned............................     67,779,775               -
Due to custodian.......................................................              -               -
Due to custodian for foreign cash*.....................................              -               -
Call and put options written, at value@................................              -               -
Unrealized depreciation on forward foreign currency contracts..........              -               -
                                                                        --------------  --------------
TOTAL LIABILITIES......................................................     71,786,371       5,475,728
                                                                        --------------  --------------
NET ASSETS............................................................. $1,038,117,705  $  111,180,447
                                                                        ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      914,051  $       88,503
Additional paid-in capital.............................................  1,136,155,849      98,728,042
Accumulated undistributed net investment income (loss).................         64,255         919,863
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................   (266,960,258)      6,026,294
Unrealized appreciation (depreciation) on investments..................    167,935,548       5,417,745
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................          8,260               -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -
                                                                        --------------  --------------
   NET ASSETS.......................................................... $1,038,117,705  $  111,180,447
                                                                        ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000
   Outstanding.........................................................     91,405,147       8,850,281
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        11.36  $        12.56
                                                                        ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  830,645,061  $  101,717,087
                                                                        ==============  ==============
   Long-term investment securities (affiliated)........................ $            -  $            -
                                                                        ==============  ==============
   Short-term investment securities (unaffiliated)..................... $   63,510,601  $            -
                                                                        ==============  ==============
   Foreign cash........................................................ $       93,573  $            -
                                                                        ==============  ==============
@Premiums received on options written.................................. $            -  $            -
                                                                        ==============  ==============
+Including securities on loan.......................................... $   66,480,301  $            -
                                                                        ==============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2007
(Unaudited)
--------------------------------------------------------------------------------

                                                                        ASSET      BLUE CHIP   BROAD CAP     CAPITAL
                                                                      ALLOCATION    GROWTH    VALUE INCOME CONSERVATION
                                                                         FUND        FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $   896,672  $  762,561  $   359,344  $         -
Dividends (affiliated)..............................................           -           -            -            -
Securities lending income...........................................           -      11,052            -       18,497
Interest (unaffiliated).............................................   1,945,031         136        9,665    5,203,434
                                                                     -----------  ----------  -----------  -----------
   Total investment income*.........................................   2,841,703     773,749      369,009    5,221,931
                                                                     -----------  ----------  -----------  -----------
EXPENSES:
Investment advisory and management fees.............................     431,337     484,427      108,657      440,895
Administrative service fee..........................................      60,387      43,378       10,866       61,725
Transfer agent fees and expenses....................................         892         892          677          892
Custodian fees......................................................      58,275      15,021       14,553       46,231
Reports to shareholders.............................................      33,669      11,448        2,930       38,078
Audit and tax fees..................................................      13,152      10,821       14,151       11,736
Legal fees..........................................................       6,004       5,510        5,568        6,070
Directors' fees and expenses........................................       5,245       3,274          934        5,665
Interest expense....................................................           -           -            -            -
Other expenses......................................................       3,356       2,239        2,277        2,725
                                                                     -----------  ----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................     612,317     577,010      160,613      614,017
                                                                     -----------  ----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................           -     (12,115)     (28,673)           -
   Fees paid indirectly (Note 7)....................................      (3,997)       (199)        (333)           -
                                                                     -----------  ----------  -----------  -----------
   Net expenses.....................................................     608,320     564,696      131,607      614,017
                                                                     -----------  ----------  -----------  -----------
Net investment income (loss)........................................   2,233,383     209,053      237,402    4,607,914
                                                                     -----------  ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............   5,688,073     183,630      372,016     (975,943)
  Net realized gain (loss) on investments (affiliated)..............           -           -            -            -
  Net realized gain (loss) on securities sold short.................       1,240           -            -        4,453
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................    (439,173)          -            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................         (14)     (3,049)           -            -
  Net increase from payment by affiliates (Note 3)..................     259,662      29,725            -            -
                                                                     -----------  ----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies......   5,509,788     210,306      372,016     (971,490)
                                                                     -----------  ----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).......................................  (7,978,031)  3,029,715   (2,545,254)    (202,411)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).........................................           -           -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................    (725,818)          -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................     172,858        (199)           -            -
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -           -            -       (6,210)
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................           -           -            -            -
                                                                     -----------  ----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies.........................................................  (8,530,991)  3,029,516   (2,545,254)    (208,621)
                                                                     -----------  ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  (3,021,203)  3,239,822   (2,173,238)  (1,180,111)
                                                                     -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $  (787,820) $3,448,875  $(1,935,836) $ 3,427,803
                                                                     ===========  ==========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of...... $     1,728  $    4,027  $         8  $     9,219
                                                                     -----------  ----------  -----------  -----------

                                                                      CORE EQUITY   CORE VALUE   FOREIGN VALUE GLOBAL EQUITY
                                                                         FUND          FUND          FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $  2,909,405  $  2,969,762  $ 14,362,139  $  3,870,242
Dividends (affiliated)..............................................            -             -             -             -
Securities lending income...........................................       75,169             -       466,509       215,411
Interest (unaffiliated).............................................      112,942        36,401     1,584,429       231,284
                                                                     ------------  ------------  ------------  ------------
   Total investment income*.........................................    3,097,516     3,006,163    16,413,077     4,316,937
                                                                     ------------  ------------  ------------  ------------
EXPENSES:
Investment advisory and management fees.............................    1,643,085       881,184     3,543,165     1,827,181
Administrative service fee..........................................      147,521        80,108       374,853       162,536
Transfer agent fees and expenses....................................          927           892           677           912
Custodian fees......................................................       28,715        37,727       331,058       120,280
Reports to shareholders.............................................      100,419        22,970        91,109        45,136
Audit and tax fees..................................................        9,945         9,933        20,199        20,199
Legal fees..........................................................        7,615         6,325        11,976         8,491
Directors' fees and expenses........................................       13,360         7,227        29,339        13,705
Interest expense....................................................        3,544         1,001         1,625         2,141
Other expenses......................................................        4,288         3,786        15,133         9,204
                                                                     ------------  ------------  ------------  ------------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................    1,959,419     1,051,153     4,419,134     2,209,785
                                                                     ------------  ------------  ------------  ------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................     (168,231)     (100,440)            -             -
   Fees paid indirectly (Note 7)....................................            -             -             -       (33,480)
                                                                     ------------  ------------  ------------  ------------
   Net expenses.....................................................    1,791,188       950,713     4,419,134     2,176,305
                                                                     ------------  ------------  ------------  ------------
Net investment income (loss)........................................    1,306,328     2,055,450    11,993,943     2,140,632
                                                                     ------------  ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............    5,242,661     5,800,215    39,785,150    28,140,743
  Net realized gain (loss) on investments (affiliated)..............            -             -             -             -
  Net realized gain (loss) on securities sold short.................            -             -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................       13,087        59,369             -      (531,901)
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................            -             -       543,893     2,642,231
  Net increase from payment by affiliates (Note 3)..................    2,670,798       337,418             -             -
                                                                     ------------  ------------  ------------  ------------
Net realized gain (loss) on investments and foreign currencies......    7,926,546     6,197,002    40,329,043    30,251,073
                                                                     ------------  ------------  ------------  ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).......................................  (30,222,587)  (26,564,833)  (16,800,632)  (41,690,807)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).........................................            -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................       66,129       (10,366)            -      (119,030)
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................            -             -       (26,106)   (3,617,906)
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................            -             -             -             -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................            -             -          (312)            -
                                                                     ------------  ------------  ------------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies.........................................................  (30,156,458)  (26,575,199)  (16,827,050)  (45,427,743)
                                                                     ------------  ------------  ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  (22,229,912)  (20,378,197)   23,501,993   (15,176,670)
                                                                     ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $(20,923,584) $(18,322,747) $ 35,495,936  $(13,036,038)
                                                                     ============  ============  ============  ============
*Net of foreign withholding taxes on interest and dividends of...... $     15,243  $    950,712  $  1,209,180  $    117,735
                                                                     ------------  ------------  ------------  ------------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                     GLOBAL SOCIAL    GLOBAL    GOVERNMENT   GROWTH &
                                                                       AWARENESS     STRATEGY   SECURITIES    INCOME
                                                                         FUND          FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $  3,890,243  $ 4,733,659  $        - $ 1,310,962
Dividends (affiliated)..............................................            -            -           -           -
Securities lending income...........................................       60,981      166,294      28,282      13,141
Interest (unaffiliated).............................................      379,535    4,155,273   2,580,287     163,126
                                                                     ------------  -----------  ---------- -----------
   Total investment income*.........................................    4,330,759    9,055,226   2,608,569   1,487,229
                                                                     ------------  -----------  ---------- -----------
EXPENSES:
Investment advisory and management fees.............................    1,144,700    1,259,872     257,335     544,175
Administrative service fee..........................................      160,258      176,382      36,027      50,790
Transfer agent fees and expenses....................................          892          677         927         892
Registration fees...................................................            -            -           -           -
Custodian fees......................................................       22,812      214,401      13,003      10,306
Reports to shareholders.............................................       44,539       46,116      24,949      13,047
Audit and tax fees..................................................       11,237       20,199      11,735       9,929
Legal fees..........................................................        7,765        8,689       5,561       5,818
Directors' fees and expenses........................................       13,571       14,596       3,200       4,475
Interest expense....................................................            -        2,898       5,180           -
Other expenses......................................................        4,172       10,308       2,413       2,558
                                                                     ------------  -----------  ---------- -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................    1,409,946    1,754,138     360,330     641,990
                                                                     ------------  -----------  ---------- -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................            -            -           -     (25,257)
   Fees paid indirectly (Note 7)....................................      (35,194)           -           -     (13,367)
                                                                     ------------  -----------  ---------- -----------
   Net expenses.....................................................    1,374,752    1,754,138     360,330     603,366
                                                                     ------------  -----------  ---------- -----------
Net investment income (loss)........................................    2,956,007    7,301,088   2,248,238     883,863
                                                                     ------------  -----------  ---------- -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............   29,622,058   11,111,106     406,485   6,012,486
  Net realized gain (loss) on investments (affiliated)..............            -            -           -           -
  Net realized gain (loss) on securities sold short.................            -            -           -           -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................    1,503,549            -           -           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................      137,691      884,172           -           -
  Net increase from payment by affiliates (Note 3)..................      496,419            -           -     212,093
                                                                     ------------  -----------  ---------- -----------
Net realized gain (loss) on investments and foreign currencies......   31,759,717   11,995,278     406,485   6,224,579
                                                                     ------------  -----------  ---------- -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................  (42,958,786)  (7,238,903)  3,948,166  (8,165,749)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -            -           -           -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................   (2,341,975)           -           -           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..................................................       (6,776)     381,388           -           -
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................            -            -           -           -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................            -            -           -           -
                                                                     ------------  -----------  ---------- -----------
Net unrealized gain (loss) on investments and foreign currencies....  (45,307,537)  (6,857,515)  3,948,166  (8,165,749)
                                                                     ------------  -----------  ---------- -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  (13,547,820)   5,137,763   4,354,651  (1,941,170)
                                                                     ------------  -----------  ---------- -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $(10,591,813) $12,438,851  $6,602,889 $(1,057,307)
                                                                     ============  ===========  ========== ===========
*Net of foreign withholding taxes on interest and dividends of...... $     40,795  $   307,689  $        - $         -
                                                                     ------------  -----------  ---------- -----------

                                                                        HEALTH     INFLATION  INTERNATIONAL  INTERNATIONAL
                                                                       SCIENCES    PROTECTED    EQUITIES      GOVERNMENT
                                                                         FUND        FUND         FUND         BOND FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $   367,449  $        -  $  12,615,168   $    3,750
Dividends (affiliated)..............................................           -           -              -            -
Securities lending income...........................................           -           -        621,487            -
Interest (unaffiliated).............................................       5,718     364,545        925,020    3,361,254
                                                                     -----------  ----------  -------------   ----------
   Total investment income*.........................................     373,167     364,545     14,161,675    3,365,004
                                                                     -----------  ----------  -------------   ----------
EXPENSES:
Investment advisory and management fees.............................     967,026      40,499      1,651,014      336,426
Administrative service fee..........................................      67,692       5,670        392,284       47,100
Transfer agent fees and expenses....................................         892         862          4,404          383
Registration fees...................................................           -           -              -            -
Custodian fees......................................................      39,067      11,059        393,287       50,145
Reports to shareholders.............................................      18,511       1,669        119,181       11,790
Audit and tax fees..................................................      10,018      13,596         18,986       12,274
Legal fees..........................................................       6,009       5,015         11,761        5,756
Directors' fees and expenses........................................       5,770         615         31,939        4,093
Interest expense....................................................           -           -              -          488
Other expenses......................................................      18,081       2,040         25,830        2,512
                                                                     -----------  ----------  -------------   ----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................   1,133,066      81,025      2,648,686      470,967
                                                                     -----------  ----------  -------------   ----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................           -     (28,377)             -            -
   Fees paid indirectly (Note 7)....................................      (1,500)          -              -            -
                                                                     -----------  ----------  -------------   ----------
   Net expenses.....................................................   1,131,566      52,648      2,648,686      470,967
                                                                     -----------  ----------  -------------   ----------
Net investment income (loss)........................................    (758,399)    311,897     11,512,989    2,894,037
                                                                     -----------  ----------  -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............  11,285,707      28,509    118,840,734    1,725,151
  Net realized gain (loss) on investments (affiliated)..............           -           -              -            -
  Net realized gain (loss) on securities sold short.................           -           -              -            -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................   1,665,749           -       (732,216)           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................     (15,761)          -        637,039      (65,831)
  Net increase from payment by affiliates (Note 3)..................           -           -              -            -
                                                                     -----------  ----------  -------------   ----------
Net realized gain (loss) on investments and foreign currencies......  12,935,695      28,509    118,745,557    1,659,320
                                                                     -----------  ----------  -------------   ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................  (1,171,740)    826,233   (106,380,822)   2,661,011
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................           -           -              -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................    (450,438)          -     (3,064,175)           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..................................................       1,004           -        986,031       26,274
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -           -              -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................       2,710           -              -            -
                                                                     -----------  ----------  -------------   ----------
Net unrealized gain (loss) on investments and foreign currencies....  (1,618,464)    826,233   (108,458,966)   2,687,285
                                                                     -----------  ----------  -------------   ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  11,317,231     854,742     10,286,591    4,346,605
                                                                     -----------  ----------  -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $10,558,832  $1,166,639  $  21,799,580   $7,240,642
                                                                     ===========  ==========  =============   ==========
*Net of foreign withholding taxes on interest and dividends of...... $    10,003  $        -  $     723,989   $   14,254
                                                                     -----------  ----------  -------------   ----------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL
                                                                       GROWTH I     LARGE CAP   LARGE CAPITAL MID CAP INDEX
                                                                         FUND       CORE FUND    GROWTH FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................  $ 6,214,729  $   637,121   $ 2,810,844  $  17,865,749
Dividends (affiliated)..............................................            -            -             -              -
Securities lending income...........................................      235,857        9,448        44,592      1,076,856
Interest (unaffiliated).............................................      279,764       11,519       153,484      1,778,955
                                                                      -----------  -----------   -----------  -------------
   Total investment income*.........................................    6,730,350      658,088     3,008,920     20,721,560
                                                                      -----------  -----------   -----------  -------------
EXPENSES:
Investment advisory and management fees.............................    3,067,426      279,818     1,824,967      3,973,831
Administrative service fee..........................................      237,170       27,982       199,606      1,044,753
Transfer agent fees and expenses....................................          858          677           774          4,862
Registration fees...................................................            -            -             -              -
Custodian fees......................................................      305,544       35,930        47,682        111,625
Reports to shareholders.............................................       71,093        7,471        57,286        301,097
Audit and tax fees..................................................       17,534       14,151        14,650         11,620
Legal fees..........................................................        8,898        5,982         8,440         23,689
Directors' fees and expenses........................................       19,243        3,147        17,450         87,105
Interest expense....................................................        2,472        1,294         2,134            276
Other expenses......................................................        7,482        4,340        12,951         17,296
                                                                      -----------  -----------   -----------  -------------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................    3,737,720      380,792     2,185,940      5,576,154
                                                                      -----------  -----------   -----------  -------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................     (315,756)     (41,014)            -              -
   Fees paid indirectly (Note 7)....................................         (248)      (8,431)      (19,485)             -
                                                                      -----------  -----------   -----------  -------------
   Net expenses.....................................................    3,421,716      331,347     2,166,455      5,576,154
                                                                      -----------  -----------   -----------  -------------
Net investment income (loss)........................................    3,308,634      326,741       842,465     15,145,406
                                                                      -----------  -----------   -----------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............   28,954,771    4,207,654    11,540,157     99,445,850
  Net realized gain (loss) on investments (affiliated)..............            -            -             -              -
  Net realized gain/loss on securities sold short...................            -            -             -              -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................            -            -             -     (1,065,520)
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................      158,960          763         1,106              -
  Net increase from payment by affiliates (Note 3)..................            -            -             -              -
                                                                      -----------  -----------   -----------  -------------
Net realized gain (loss) on investments and foreign currencies......   29,113,731    4,208,417    11,541,263     98,380,330
                                                                      -----------  -----------   -----------  -------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................    6,430,488   (3,940,218)   14,945,601   (280,218,768)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................            -            -             -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................            -            -             -     (6,490,331)
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..................................................       28,408          766        (2,932)             -
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................            -            -             -              -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................       (7,176)           -             -              -
                                                                      -----------  -----------   -----------  -------------
Net unrealized gain (loss) on investments and foreign currencies....    6,451,720   (3,939,452)   14,942,669   (286,709,099)
                                                                      -----------  -----------   -----------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................   35,565,451      268,965    26,483,932   (188,328,769)
                                                                      -----------  -----------   -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $38,874,085  $   595,706   $27,326,397  $(173,183,363)
                                                                      ===========  ===========   ===========  =============
*Net of foreign withholding taxes on interest and dividends of......  $   303,221  $         -   $     1,492  $           -
                                                                      -----------  -----------   -----------  -------------

                                                                       MID CAP      MONEY                    SCIENCE &
                                                                      STRATEGIC    MARKET I   NASDAQ-100(R)  TECHNOLOGY
                                                                     GROWTH FUND     FUND      INDEX FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $ 1,451,527  $         -  $  193,367   $  3,450,871
Dividends (affiliated)..............................................           -            -           -              -
Securities lending income...........................................     108,453            -      16,604        162,318
Interest (unaffiliated).............................................     205,588   13,436,825     138,348        429,557
                                                                     -----------  -----------  ----------   ------------
   Total investment income*.........................................   1,765,568   13,436,825     348,319      4,042,746
                                                                     -----------  -----------  ----------   ------------
EXPENSES:
Investment advisory and management fees.............................   1,186,022    1,067,065     179,786      4,308,931
Administrative service fee..........................................     120,995      186,737      31,462        344,559
Transfer agent fees and expenses....................................         550        5,091       3,109          3,303
Registration fees...................................................           -       13,255           -              -
Custodian fees......................................................      48,184       19,154      10,394         87,290
Reports to shareholders.............................................      32,857       47,926       9,213        358,372
Audit and tax fees..................................................      11,433        9,982      10,013         11,549
Legal fees..........................................................       6,832           37       5,444         11,590
Directors' fees and expenses........................................      17,526       14,260       2,541         29,269
Interest expense....................................................           -            -           -            197
Other expenses......................................................       9,127        2,829      15,791          6,340
                                                                     -----------  -----------  ----------   ------------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................   1,433,526    1,366,336     267,753      5,161,400
                                                                     -----------  -----------  ----------   ------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................           -            -     (10,575)             -
   Fees paid indirectly (Note 7)....................................     (14,782)           -           -        (61,794)
                                                                     -----------  -----------  ----------   ------------
   Net expenses.....................................................   1,418,744    1,366,336     257,178      5,099,606
                                                                     -----------  -----------  ----------   ------------
Net investment income (loss)........................................     346,824   12,070,489      91,141     (1,056,860)
                                                                     -----------  -----------  ----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............  27,655,726       35,615     748,661     96,606,198
  Net realized gain (loss) on investments (affiliated)..............           -            -           -              -
  Net realized gain/loss on securities sold short...................           -            -           -              -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................           -            -     802,454        (33,186)
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................      17,459            -           -          1,302
  Net increase from payment by affiliates (Note 3)..................           -            -           -              -
                                                                     -----------  -----------  ----------   ------------
Net realized gain (loss) on investments and foreign currencies......  27,673,185       35,615   1,551,115     96,574,314
                                                                     -----------  -----------  ----------   ------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................   5,804,385            -   5,465,059    (29,549,669)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................           -            -           -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................           -            -    (366,608)        37,409
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..................................................      (1,127)           -           -         30,915
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -            -           -              -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................           -            -           -              -
                                                                     -----------  -----------  ----------   ------------
Net unrealized gain (loss) on investments and foreign currencies....   5,803,258            -   5,098,451    (29,481,345)
                                                                     -----------  -----------  ----------   ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  33,476,443       35,615   6,649,566     67,092,969
                                                                     -----------  -----------  ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $33,823,267  $12,106,104  $6,740,707   $ 66,036,109
                                                                     ===========  ===========  ==========   ============
*Net of foreign withholding taxes on interest and dividends of...... $    16,443  $         -  $    1,306   $    109,565
                                                                     -----------  -----------  ----------   ------------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                   SMALL CAP                                  SMALL CAP
                                                                  AGGRESSIVE     SMALL CAP     SMALL CAP    SPECIAL VALUES
                                                                  GROWTH FUND      FUND        INDEX FUND        FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)......................................... $    86,128  $  2,720,700  $   7,977,270   $  2,774,209
Dividends (affiliated)...........................................           -             -              -              -
Securities lending income........................................      30,636       306,628      1,193,314        217,621
Interest (unaffiliated)..........................................      38,322       108,631      1,618,974        175,655
                                                                  -----------  ------------  -------------   ------------
   Total investment income*......................................     155,086     3,135,959     10,789,558      3,167,485
                                                                  -----------  ------------  -------------   ------------
EXPENSES:
Investment advisory and management fees..........................     254,502     2,157,447      1,734,888      1,279,541
Administrative service fee.......................................      20,959       172,771        415,769        119,424
Transfer agent fees and expenses.................................         677           938          3,715            677
Registration fees................................................           -             -              -              -
Custodian fees...................................................      11,285       101,163        180,283         74,375
Reports to shareholders..........................................      44,519        69,260        139,244         39,549
Audit and tax fees...............................................      14,151         9,953         11,271         14,151
Legal fees.......................................................      51,251         8,156         12,417          7,929
Directors' fees and expenses.....................................       1,590        16,222         35,316         11,196
Interest expense.................................................           -         1,862            128          3,178
Other expenses...................................................       4,132         4,570          7,360          7,071
                                                                  -----------  ------------  -------------   ------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.....................     403,066     2,542,342      2,540,391      1,557,091
                                                                  -----------  ------------  -------------   ------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).............................................    (103,652)     (197,591)             -        (21,727)
   Fees paid indirectly (Note 7).................................      (9,891)       (8,098)             -        (49,501)
                                                                  -----------  ------------  -------------   ------------
   Net expenses..................................................     289,523     2,336,653      2,540,391      1,485,863
                                                                  -----------  ------------  -------------   ------------
Net investment income (loss).....................................    (134,437)      799,306      8,249,167      1,681,622
                                                                  -----------  ------------  -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated).........   5,752,310    19,480,257     48,708,201      3,211,797
  Net realized gain (loss) on investments (affiliated)...........           -             -              -              -
  Net realized gain (loss) on securities sold short..............           -             -              -              -
  Net realized gain (loss) on futures contracts and written
   options contracts.............................................           -             -     (1,881,983)             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities...................................................           -           (18)             -              -
  Net increase from payment by affiliates (Note 3)...............           -             -              -              -
                                                                  -----------  ------------  -------------   ------------
Net realized gain (loss) on investments and foreign currencies...   5,752,310    19,480,239     46,826,218      3,211,797
                                                                  -----------  ------------  -------------   ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)....................................  (6,297,497)  (91,355,938)  (161,815,243)   (67,026,209)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)......................................           -             -              -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.......................           -             -     (4,547,845)             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities........................................           -            39              -              -
  Change in unrealized appreciation (depreciation) on securities
   sold short....................................................           -             -              -              -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)................................................           -             -              -              -
                                                                  -----------  ------------  -------------   ------------
Net unrealized gain (loss) on investments and foreign
 currencies......................................................  (6,297,497)  (91,355,899)  (166,363,089)   (67,026,209)
                                                                  -----------  ------------  -------------   ------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..............................................    (545,187)  (71,875,660)  (119,536,871)   (63,814,412)
                                                                  -----------  ------------  -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................... $  (679,624) $(71,076,354) $(111,287,703)  $(62,132,790)
                                                                  ===========  ============  =============   ============
*Net of foreign withholding taxes on interest and dividends of... $         -  $      4,144  $       1,473   $          -
                                                                  -----------  ------------  -------------   ------------

                                                                    SMALL CAP
                                                                    STRATEGIC    STOCK INDEX    VALIC ULTRA
                                                                   GROWTH FUND      FUND           FUND       VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)......................................... $    322,074  $  48,034,531  $  4,898,119  $   916,102
Dividends (affiliated)...........................................            -        199,300             -            -
Securities lending income........................................      109,099        317,736       261,948            -
Interest (unaffiliated)..........................................       27,045        814,794       137,217      104,316
                                                                  ------------  -------------  ------------  -----------
   Total investment income*......................................      458,218     49,366,361     5,297,284    1,020,418
                                                                  ------------  -------------  ------------  -----------
EXPENSES:
Investment advisory and management fees..........................      622,891      6,114,247     4,159,972      401,095
Administrative service fee.......................................       51,297      1,804,724       352,356       35,996
Transfer agent fees and expenses.................................          677          5,865           912        1,358
Registration fees................................................            -              -             -            -
Custodian fees...................................................       32,991        216,169       104,588       25,682
Reports to shareholders..........................................       14,795        546,221        96,939        6,684
Audit and tax fees...............................................       14,151         10,762        14,169       14,747
Legal fees.......................................................        6,446         37,564        12,669        5,373
Directors' fees and expenses.....................................        4,796        156,631        31,001        3,049
Interest expense.................................................            -              -         1,822            -
Other expenses...................................................        5,484         57,406        19,214        3,195
                                                                  ------------  -------------  ------------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.....................      753,528      8,949,589     4,793,642      497,179
                                                                  ------------  -------------  ------------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).............................................      (20,715)             -       (19,484)     (24,337)
   Fees paid indirectly (Note 7).................................       (7,888)             -             -            -
                                                                  ------------  -------------  ------------  -----------
   Net expenses..................................................      724,925      8,949,589     4,774,158      472,842
                                                                  ------------  -------------  ------------  -----------
Net investment income (loss).....................................     (266,707)    40,416,772       523,126      547,576
                                                                  ------------  -------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated).........    3,976,743     85,552,228    81,336,198   (1,450,380)
  Net realized gain (loss) on investments (affiliated)...........            -        954,333             -            -
  Net realized gain (loss) on securities sold short..............            -              -             -            -
  Net realized gain (loss) on futures contracts and written
   options contracts.............................................      (95,258)    (1,359,952)            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities...................................................            -              -    (2,386,666)           -
  Net increase from payment by affiliates (Note 3)...............            -              -             -            -
                                                                  ------------  -------------  ------------  -----------
Net realized gain (loss) on investments and foreign currencies...    3,881,485     85,146,609    78,949,532   (1,450,380)
                                                                  ------------  -------------  ------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)....................................  (18,929,357)  (240,642,164)   23,191,438   (6,016,325)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)......................................            -    (15,087,756)            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.......................     (183,556)      (920,935)            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities........................................            -              -        36,657            -
  Change in unrealized appreciation (depreciation) on securities
   sold short....................................................            -              -             -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)................................................            -              -             -            -
                                                                  ------------  -------------  ------------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies......................................................  (19,112,913)  (256,650,855)   23,228,095   (6,016,325)
                                                                  ------------  -------------  ------------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..............................................  (15,231,428)  (171,504,245)  102,177,627   (7,466,705)
                                                                  ------------  -------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................... $(15,498,135) $(131,087,474) $102,700,753  $(6,919,129)
                                                                  ============  =============  ============  ===========
*Net of foreign withholding taxes on interest and dividends of... $          4  $           -  $     27,244  $    12,591
                                                                  ------------  -------------  ------------  -----------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ASSET ALLOCATION               BLUE CHIP
                                                                    FUND                    GROWTH FUND
                                                         --------------------------  -------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended       For the
                                                         November 30,   Year Ended   November 30,  Year Ended
                                                             2007        May 31,         2007       May 31,
                                                         (Unaudited)       2007      (Unaudited)      2007
                                                         ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  2,233,383  $  4,819,330  $    209,053 $    298,239
  Net realized gain (loss) on investments and foreign
   currencies...........................................    5,509,788     9,456,714       210,306    1,987,326
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................   (8,530,991)   13,795,374     3,029,516   15,398,240
                                                         ------------  ------------  ------------ ------------
Net increase (decrease) in net assets resulting from
 operations.............................................     (787,820)   28,071,418     3,448,875   17,683,805
                                                         ------------  ------------  ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................            -    (2,686,441)            -     (164,717)
  Net realized gain on securities.......................            -   (21,762,508)            -            -
                                                         ------------  ------------  ------------ ------------
Total distributions to shareholders.....................            -   (24,448,949)            -     (164,717)
                                                         ------------  ------------  ------------ ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   (6,652,404)    9,355,172    25,702,851   30,466,574
                                                         ------------  ------------  ------------ ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   (7,440,224)   12,977,641    29,151,726   47,985,662
NET ASSETS:
Beginning of period.....................................  177,094,884   164,117,243   113,351,818   65,366,156
                                                         ------------  ------------  ------------ ------------
End of period+.......................................... $169,654,660  $177,094,884  $142,503,544 $113,351,818
                                                         ============  ============  ============ ============
+Includes accumulated undistributed net investment
 income (loss).......................................... $  7,018,912  $  4,785,529  $    501,688 $    292,635
                                                         ============  ============  ============ ============

                                                                 BROAD CAP            CAPITAL CONSERVATION
                                                             VALUE INCOME FUND                FUND
                                                         ------------------------  --------------------------
                                                           For the                   For the
                                                          Six Months                Six Months
                                                            Ended       For the       Ended        For the
                                                         November 30,  Year Ended  November 30,   Year Ended
                                                             2007       May 31,        2007        May 31,
                                                         (Unaudited)      2007     (Unaudited)       2007
                                                         ------------ -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $   237,402  $   427,362  $  4,607,914  $ 10,049,178
  Net realized gain (loss) on investments and foreign
   currencies...........................................     372,016      841,937      (971,490)    1,256,977
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................  (2,545,254)   5,130,668      (208,621)    1,857,887
                                                         -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................  (1,935,836)   6,399,967     3,427,803    13,164,042
                                                         -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................           -     (271,979)            -    (3,178,375)
  Net realized gain on securities.......................           -            -             -             -
                                                         -----------  -----------  ------------  ------------
Total distributions to shareholders.....................           -     (271,979)            -    (3,178,375)
                                                         -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................    (781,008)    (684,949)   (3,245,719)  (42,437,136)
                                                         -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................  (2,716,844)   5,443,039       182,084   (32,451,469)
NET ASSETS:
Beginning of period.....................................  32,646,345   27,203,306   177,290,090   209,741,559
                                                         -----------  -----------  ------------  ------------
End of period+.......................................... $29,929,501  $32,646,345  $177,472,174  $177,290,090
                                                         ===========  ===========  ============  ============
+Includes accumulated undistributed net investment
 income (loss).......................................... $   418,318  $   180,916  $ 14,674,161  $ 10,066,247
                                                         ===========  ===========  ============  ============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                  CORE EQUITY FUND             CORE VALUE FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2007        May 31,         2007        May 31,
                                                             (Unaudited)       2007      (Unaudited)       2007
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,306,328  $  3,856,171  $  2,055,450  $  3,782,692
 Net realized gain (loss) on investments and foreign
   currencies...............................................    7,926,546    65,683,875     6,197,002    10,955,684
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (30,156,458)    8,730,639   (26,575,199)   39,133,375
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  (20,923,584)   78,270,685   (18,322,747)   53,871,751
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (3,049,676)            -    (1,900,003)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -    (3,049,676)            -    (1,900,003)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (34,798,888)  (91,843,284)  (18,139,190)  (35,488,752)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (55,722,472)  (16,622,275)  (36,461,937)   16,482,996
NET ASSETS:
Beginning of period.........................................  453,147,348   469,769,623   247,710,761   231,227,765
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $397,424,876  $453,147,348  $211,248,824  $247,710,761
                                                             ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  4,952,326  $  3,645,998  $  5,784,011  $  3,728,561
                                                             ============  ============  ============  ============

                                                                   FOREIGN VALUE FUND            GLOBAL EQUITY FUND
                                                             ------------------------------  --------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months
                                                                 Ended          For the         Ended        For the
                                                              November 30,     Year Ended    November 30,   Year Ended
                                                                  2007          May 31,          2007        May 31,
                                                              (Unaudited)         2007       (Unaudited)       2007
                                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   11,993,943  $   17,522,981  $  2,140,632  $  6,019,510
 Net realized gain (loss) on investments and foreign
   currencies...............................................     40,329,043      31,819,524    30,251,073    26,840,541
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    (16,827,050)    127,724,830   (45,427,743)   81,108,618
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     35,495,936     177,067,335   (13,036,038)  113,968,669
                                                             --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -      (8,750,042)            -    (5,395,008)
 Net realized gain on securities............................              -         (26,891)            -      (161,091)
                                                             --------------  --------------  ------------  ------------
Total distributions to shareholders.........................              -      (8,776,933)            -    (5,556,099)
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................     54,423,128     172,292,491    (5,901,937)  (48,045,512)
                                                             --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     89,919,064     340,582,893   (18,937,975)   60,367,058
NET ASSETS:
Beginning of period.........................................  1,044,980,433     704,397,540   472,641,824   412,274,766
                                                             --------------  --------------  ------------  ------------
End of period+.............................................. $1,134,899,497  $1,044,980,433  $453,703,849  $472,641,824
                                                             ==============  ==============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   21,034,109  $    9,040,166  $  7,973,499  $  5,832,867
                                                             ==============  ==============  ============  ============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                               GLOBAL SOCIAL AWARENESS         GLOBAL STRATEGY
                                                                        FUND                        FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2007        May 31,         2007        May 31,
                                                             (Unaudited)       2007      (Unaudited)       2007
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,956,007  $  5,498,185  $  7,301,088  $ 11,329,023
 Net realized gain (loss) on investments and foreign
   currencies...............................................   31,759,717    43,974,522    11,995,278    10,275,543
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (45,307,537)   35,045,883    (6,857,515)   65,666,735
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  (10,591,813)   84,518,590    12,438,851    87,271,301
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (2,907,560)            -    (5,948,788)
 Net realized gain on securities............................            -   (17,525,871)            -    (1,586,148)
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -   (20,433,431)            -    (7,534,936)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (4,241,038)   22,007,406    (9,122,385)   16,829,271
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (14,832,851)   86,092,565     3,316,466    96,565,636
NET ASSETS:
Beginning of period.........................................  468,159,260   382,066,695   509,885,021   413,319,385
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $453,326,409  $468,159,260  $513,201,487  $509,885,021
                                                             ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  8,353,353  $  5,397,346  $ 13,836,451  $  6,535,363
                                                             ============  ============  ============  ============

                                                                GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                        FUND                        FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2007        May 31,         2007        May 31,
                                                             (Unaudited)       2007      (Unaudited)       2007
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,248,238  $  4,642,147  $    883,863  $  1,721,691
 Net realized gain (loss) on investments and foreign
   currencies...............................................      406,485    (1,523,593)    6,224,579    16,609,063
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    3,948,166     2,562,455    (8,165,749)    9,689,330
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    6,602,889     5,681,009    (1,057,307)   28,020,084
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (2,583,720)            -      (952,162)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -    (2,583,720)            -      (952,162)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (1,944,041)  (15,697,933)   (7,416,191)  (22,664,757)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    4,658,848   (12,600,644)   (8,473,498)    4,403,165
NET ASSETS:
Beginning of period.........................................  103,483,229   116,083,873   149,282,894   144,879,729
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $108,142,077  $103,483,229  $140,809,396  $149,282,894
                                                             ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  6,866,141  $  4,617,903  $  2,552,397  $  1,668,534
                                                             ============  ============  ============  ============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                             HEALTH SCIENCES          INFLATION PROTECTED
                                                                  FUND                       FUND
                                                       --------------------------  ------------------------
                                                         For the                     For the
                                                        Six Months                  Six Months
                                                          Ended        For the        Ended       For the
                                                       November 30,   Year Ended   November 30,  Year Ended
                                                           2007        May 31,         2007       May 31,
                                                       (Unaudited)       2007      (Unaudited)      2007
                                                       ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).......................... $   (758,399) $ (1,042,169) $   311,897  $   646,783
  Net realized gain (loss) on investments and foreign
   currencies.........................................   12,935,695    17,856,506       28,509     (515,205)
  Net unrealized gain (loss) on investments and
   foreign currencies.................................   (1,618,464)   22,217,234      826,233      396,779
                                                       ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations...........................................   10,558,832    39,031,571    1,166,639      528,357
                                                       ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................            -             -            -     (545,426)
  Net realized gain on securities.....................            -   (22,523,320)           -            -
                                                       ------------  ------------  -----------  -----------
Total distributions to shareholders...................            -   (22,523,320)           -     (545,426)
                                                       ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)..................   (2,542,676)   (1,142,712)   1,149,212     (277,185)
                                                       ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............    8,016,156    15,365,539    2,315,851     (294,254)
NET ASSETS:
Beginning of period...................................  196,443,890   181,078,351   15,721,823   16,016,077
                                                       ------------  ------------  -----------  -----------
End of period+........................................ $204,460,046  $196,443,890  $18,037,674  $15,721,823
                                                       ============  ============  ===========  ===========
+Includes accumulated undistributed net investment
 income (loss)........................................ $ (1,114,284) $   (355,885) $   613,744  $   301,847
                                                       ============  ============  ===========  ===========

                                                           INTERNATIONAL EQUITIES       INTERNATIONAL GOVERNMENT
                                                                    FUND                        BOND FUND
                                                       ------------------------------  --------------------------
                                                          For the                        For the
                                                         Six Months                     Six Months
                                                           Ended          For the         Ended        For the
                                                        November 30,     Year Ended    November 30,   Year Ended
                                                            2007          May 31,          2007        May 31,
                                                        (Unaudited)         2007       (Unaudited)       2007
                                                       --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).......................... $   11,512,989  $   23,096,176  $  2,894,037  $  5,497,766
  Net realized gain (loss) on investments and foreign
   currencies.........................................    118,745,557      23,095,002     1,659,320     2,507,270
  Net unrealized gain (loss) on investments and
   foreign currencies.................................   (108,458,966)    163,349,008     2,687,285     2,004,479
                                                       --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations...........................................     21,799,580     209,540,186     7,240,642    10,009,515
                                                       --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................              -     (14,517,260)            -    (5,563,672)
  Net realized gain on securities.....................              -     (54,963,299)            -    (4,444,582)
                                                       --------------  --------------  ------------  ------------
Total distributions to shareholders...................              -     (69,480,559)            -   (10,008,254)
                                                       --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)..................     54,819,473     135,409,101    (1,605,305)   (1,629,803)
                                                       --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............     76,619,053     275,468,728     5,635,337    (1,628,542)
NET ASSETS:
Beginning of period...................................  1,097,045,844     821,577,116   135,776,616   137,405,158
                                                       --------------  --------------  ------------  ------------
End of period+........................................ $1,173,664,897  $1,097,045,844  $141,411,953  $135,776,616
                                                       ==============  ==============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................ $   32,523,280  $   21,010,291  $  6,284,675  $  3,390,638
                                                       ==============  ==============  ============  ============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL GROWTH I          LARGE CAP CORE
                                                                FUND                        FUND
                                                     -------------------------  ---------------------------
                                                       For the                    For the
                                                      Six Months                 Six Months
                                                        Ended       For the        Ended         For the
                                                     November 30,  Year Ended   November 30,    Year Ended
                                                         2007       May 31,         2007         May 31,
                                                     (Unaudited)      2007      (Unaudited)        2007
                                                     ------------ ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................ $  3,308,634 $  6,822,672  $    326,741  $   1,363,722
  Net realized gain (loss) on investments and
   foreign currencies...............................   29,113,731   71,029,095     4,208,417      2,048,222
  Net unrealized gain (loss) on investments and
   foreign currencies...............................    6,451,720   63,053,790    (3,939,452)    13,858,715
                                                     ------------ ------------  ------------  -------------
Net increase (decrease) in net assets resulting from
 operations.........................................   38,874,085  140,905,557       595,706     17,270,659
                                                     ------------ ------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................            -   (9,266,849)            -       (927,751)
  Net realized gain on securities...................            -            -             -              -
                                                     ------------ ------------  ------------  -------------
Total distributions to shareholders.................            -   (9,266,849)            -       (927,751)
                                                     ------------ ------------  ------------  -------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)...........    7,940,441   41,454,149   (21,027,916)  (104,194,933)
                                                     ------------ ------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............   46,814,526  173,092,857   (20,432,210)   (87,852,025)
NET ASSETS:
Beginning of period.................................  668,273,877  495,181,020    88,186,155    176,038,180
                                                     ------------ ------------  ------------  -------------
End of period+...................................... $715,088,403 $668,273,877  $ 67,753,945  $  88,186,155
                                                     ============ ============  ============  =============
+Includes accumulated undistributed net
 investment income (loss)........................... $  7,535,633 $  4,226,999  $    837,830  $     511,089
                                                     ============ ============  ============  =============

                                                         LARGE CAPITAL GROWTH              MID CAP INDEX
                                                                 FUND                          FUND
                                                     ---------------------------  ------------------------------
                                                       For the                       For the
                                                      Six Months                    Six Months
                                                        Ended         For the         Ended          For the
                                                     November 30,    Year Ended    November 30,     Year Ended
                                                         2007         May 31,          2007          May 31,
                                                     (Unaudited)        2007       (Unaudited)         2007
                                                     ------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................ $    842,465  $   2,492,058  $   15,145,406  $   32,905,409
  Net realized gain (loss) on investments and
   foreign currencies...............................   11,541,263      5,788,196      98,380,330     185,995,978
  Net unrealized gain (loss) on investments and
   foreign currencies...............................   14,942,669     91,850,752    (286,709,099)    299,369,487
                                                     ------------  -------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations.........................................   27,326,397    100,131,006    (173,183,363)    518,270,874
                                                     ------------  -------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................            -     (1,326,497)              -     (12,378,922)
  Net realized gain on securities...................            -              -               -    (172,406,792)
                                                     ------------  -------------  --------------  --------------
Total distributions to shareholders.................            -     (1,326,497)              -    (184,785,714)
                                                     ------------  -------------  --------------  --------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)...........  (37,331,204)  (120,228,996)     50,339,513     339,900,368
                                                     ------------  -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............  (10,004,807)   (21,424,487)   (122,843,850)    673,385,528
NET ASSETS:
Beginning of period.................................  586,874,711    608,299,198   3,071,995,289   2,398,609,761
                                                     ------------  -------------  --------------  --------------
End of period+...................................... $576,869,904  $ 586,874,711  $2,949,151,439  $3,071,995,289
                                                     ============  =============  ==============  ==============
+Includes accumulated undistributed net
 investment income (loss)........................... $  2,041,811  $   1,199,346  $   49,670,066  $   34,524,660
                                                     ============  =============  ==============  ==============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                          MID CAP STRATEGIC GROWTH        MONEY MARKET I
                                                                    FUND                       FUND
                                                         -------------------------  --------------------------
                                                           For the                    For the
                                                          Six Months                 Six Months
                                                            Ended       For the        Ended        For the
                                                         November 30,  Year Ended   November 30,   Year Ended
                                                             2007       May 31,         2007        May 31,
                                                         (Unaudited)      2007      (Unaudited)       2007
                                                         ------------ ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $    346,824 $     24,042  $ 12,070,489  $ 22,979,703
  Net realized gain (loss) on investments and foreign
   currencies...........................................   27,673,185   10,743,417        35,615             -
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................    5,803,258   45,146,545             -             -
                                                         ------------ ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................   33,823,267   55,914,004    12,106,104    22,979,703
                                                         ------------ ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................            -     (147,349)  (12,070,489)  (22,979,703)
  Net realized gain on securities.......................            -            -             -             -
                                                         ------------ ------------  ------------  ------------
Total distributions to shareholders.....................            -     (147,349)  (12,070,489)  (22,979,703)
                                                         ------------ ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   20,002,964  (86,744,648)   17,444,141    73,724,044
                                                         ------------ ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   53,826,231  (30,977,993)   17,479,756    73,724,044
NET ASSETS:
Beginning of period.....................................  329,635,424  360,613,417   516,352,112   442,628,068
                                                         ------------ ------------  ------------  ------------
End of period+.......................................... $383,461,655 $329,635,424  $533,831,868  $516,352,112
                                                         ============ ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss).......................................... $    399,348 $     52,524  $          -  $          -
                                                         ============ ============  ============  ============

                                                            NASDAQ-100(R) INDEX         SCIENCE & TECHNOLOGY
                                                                    FUND                        FUND
                                                         -------------------------  ----------------------------
                                                           For the                    For the
                                                          Six Months                 Six Months
                                                            Ended       For the        Ended         For the
                                                         November 30,  Year Ended   November 30,    Year Ended
                                                             2007       May 31,         2007         May 31,
                                                         (Unaudited)      2007      (Unaudited)        2007
                                                         ------------ ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $     91,141 $     65,022  $ (1,056,860) $   (3,623,642)
  Net realized gain (loss) on investments and foreign
   currencies...........................................    1,551,115    6,191,617    96,574,314      42,481,954
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................    5,098,451    9,963,275   (29,481,345)    125,737,552
                                                         ------------ ------------  ------------  --------------
Net increase (decrease) in net assets resulting from
 operations.............................................    6,740,707   16,219,914    66,036,109     164,595,864
                                                         ------------ ------------  ------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................            -      (64,720)            -               -
  Net realized gain on securities.......................            -            -             -               -
                                                         ------------ ------------  ------------  --------------
Total distributions to shareholders.....................            -      (64,720)            -               -
                                                         ------------ ------------  ------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   10,829,800  (15,027,106)  (51,995,878)   (227,589,161)
                                                         ------------ ------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   17,570,507    1,128,088    14,040,231     (62,993,297)
NET ASSETS:
Beginning of period.....................................   83,647,049   82,518,961   965,649,998   1,028,643,295
                                                         ------------ ------------  ------------  --------------
End of period+.......................................... $101,217,556 $ 83,647,049  $979,690,229  $  965,649,998
                                                         ============ ============  ============  ==============
+Includes accumulated undistributed net investment
 income (loss).......................................... $    148,785 $     57,644  $ (1,905,523) $     (843,940)
                                                         ============ ============  ============  ==============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                     SMALL CAP AGGRESSIVE GROWTH          SMALL CAP
                                                                FUND                         FUND
                                                     -------------------------   ---------------------------
                                                       For the                      For the
                                                      Six Months                   Six Months
                                                        Ended        For the         Ended        For the
                                                     November 30,   Year Ended    November 30,   Year Ended
                                                         2007        May 31,          2007        May 31,
                                                     (Unaudited)       2007       (Unaudited)       2007
                                                     ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................ $  (134,437)  $   (414,290) $     799,306  $    226,182
  Net realized gain (loss) on investments and
   foreign currencies...............................   5,752,310        353,098     19,480,239    52,656,778
  Net unrealized gain (loss) on investments and
   foreign currencies...............................  (6,297,497)     6,163,840    (91,355,899)   14,740,035
                                                     -----------   ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 operations.........................................    (679,624)     6,102,648    (71,076,354)   67,622,995
                                                     -----------   ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................           -              -              -             -
  Net realized gain on securities...................           -        (52,480)             -   (43,145,035)
                                                     -----------   ------------  -------------  ------------
Total distributions to shareholders.................           -        (52,480)             -   (43,145,035)
                                                     -----------   ------------  -------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)...........  16,114,207    (15,797,812)   (46,476,425)  (82,514,896)
                                                     -----------   ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............  15,434,583     (9,747,644)  (117,552,779)  (58,036,936)
NET ASSETS:
Beginning of period.................................  51,911,224     61,658,868    553,319,342   611,356,278
                                                     -----------   ------------  -------------  ------------
End of period+...................................... $67,345,807   $ 51,911,224  $ 435,766,563  $553,319,342
                                                     ===========   ============  =============  ============
+Includes accumulated undistributed net
 investment income (loss)........................... $  (122,987)  $     11,450  $     958,222  $    158,916
                                                     ===========   ============  =============  ============

                                                             SMALL CAP INDEX              SMALL CAP SPECIAL
                                                                  FUND                       VALUES FUND
                                                     ------------------------------  --------------------------
                                                        For the                        For the
                                                       Six Months                     Six Months
                                                         Ended          For the         Ended        For the
                                                      November 30,     Year Ended    November 30,   Year Ended
                                                          2007          May 31,          2007        May 31,
                                                      (Unaudited)         2007       (Unaudited)       2007
                                                     --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................ $    8,249,168  $   13,077,619  $  1,681,622  $  4,126,788
  Net realized gain (loss) on investments and
   foreign currencies...............................     46,826,218      85,384,371     3,211,797    17,590,197
  Net unrealized gain (loss) on investments and
   foreign currencies...............................   (166,363,089)     92,039,824   (67,026,209)   46,789,947
                                                     --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.........................................   (111,287,703     190,501,814   (62,132,790)   68,506,932
                                                     --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................              -      (4,001,468)            -    (2,077,094)
  Net realized gain on securities...................              -     (53,691,007)            -    (1,468,674)
                                                     --------------  --------------  ------------  ------------
Total distributions to shareholders.................              -     (57,692,475)            -    (3,545,768)
                                                     --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)...........     47,179,726     102,275,732   (36,378,310)  (51,434,226)
                                                     --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............    (64,107,977)    235,085,071   (98,511,100)   13,526,938
NET ASSETS:
Beginning of period.................................  1,218,827,466     983,742,395   386,817,442   373,290,504
                                                     --------------  --------------  ------------  ------------
End of period+...................................... $1,154,719,489  $1,218,827,466  $288,306,342  $386,817,442
                                                     ==============  ==============  ============  ============
+Includes accumulated undistributed net
 investment income (loss)........................... $   21,566,461  $   13,317,294  $  3,860,790  $  2,179,168
                                                     ==============  ==============  ============  ============

--------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                 SMALL CAP STRATEGIC GROWTH
                                                            FUND                    STOCK INDEX FUND
                                                 --------------------------  ------------------------------
                                                   For the                      For the
                                                  Six Months                   Six Months
                                                    Ended        For the         Ended          For the
                                                 November 30,   Year Ended    November 30,     Year Ended
                                                     2007        May 31,          2007          May 31,
                                                 (Unaudited)       2007       (Unaudited)         2007
                                                 ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).................... $   (266,707) $   (316,023) $   40,416,772  $   79,276,125
  Net realized gain (loss) on investments and
   foreign currencies...........................    3,881,485     1,479,304      85,146,609     251,501,605
  Net unrealized gain (loss) on investments and
   foreign currencies...........................  (19,112,913)   17,689,887    (256,650,855)    687,397,994
                                                 ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting
 from operations................................  (15,498,135)   18,853,168    (131,087,474)  1,018,175,724
                                                 ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................            -             -               -     (42,010,765)
  Net realized gain on securities...............            -             -               -    (162,614,517)
                                                 ------------  ------------  --------------  --------------
Total distributions to shareholders.............            -             -               -    (204,625,282)
                                                 ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).......  (13,919,952)  (49,244,620)   (119,042,974)   (240,918,181)
                                                 ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........  (29,418,087)  (30,391,452)   (250,130,448)    572,632,261
NET ASSETS:
Beginning of period.............................  162,945,508   193,336,960   5,316,921,681   4,744,289,420
                                                 ------------  ------------  --------------  --------------
End of period+.................................. $133,527,421  $162,945,508  $5,066,791,233  $5,316,921,681
                                                 ============  ============  ==============  ==============
+Includes accumulated undistributed net
 investment income (loss)....................... $   (227,182) $     39,525  $  118,783,614  $   78,366,842
                                                 ============  ============  ==============  ==============

                                                        VALIC ULTRA FUND                  VALUE FUND
                                                 ------------------------------  ---------------------------
                                                    For the                        For the
                                                   Six Months                     Six Months
                                                     Ended          For the         Ended         For the
                                                  November 30,     Year Ended    November 30,    Year Ended
                                                      2007          May 31,          2007         May 31,
                                                  (Unaudited)         2007       (Unaudited)        2007
                                                 --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).................... $      523,126  $     (925,461) $    547,576  $     694,625
  Net realized gain (loss) on investments and
   foreign currencies...........................     78,949,532     (48,737,473)   (1,450,380)    13,321,670
  Net unrealized gain (loss) on investments and
   foreign currencies...........................     23,228,095     157,656,169    (6,016,325)     7,121,683
                                                 --------------  --------------  ------------  -------------
Net increase (decrease) in net assets resulting
 from operations................................    102,700,753     107,993,235    (6,919,129)    21,137,978
                                                 --------------  --------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................              -        (127,665)            -     (1,399,963)
  Net realized gain on securities...............              -               -             -    (10,162,766)
                                                 --------------  --------------  ------------  -------------
Total distributions to shareholders.............              -        (127,665)            -    (11,562,729)
                                                 --------------  --------------  ------------  -------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).......    (90,084,106)   (259,920,608)   28,359,179   (117,482,444)
                                                 --------------  --------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........     12,616,647    (152,055,038)   21,440,050   (107,907,195)
NET ASSETS:
Beginning of period.............................  1,025,501,058   1,177,556,096    89,740,397    197,647,592
                                                 --------------  --------------  ------------  -------------
End of period+.................................. $1,038,117,705  $1,025,501,058  $111,180,447  $  89,740,397
                                                 ==============  ==============  ============  =============
+Includes accumulated undistributed net
 investment income (loss)....................... $       64,255  $     (458,871) $    919,863  $     372,287
                                                 ==============  ==============  ============  =============

--------

See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 32 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund              International Growth I Fund
Blue Chip Growth Fund              Large Cap Core Fund
Broad Cap Value Income Fund        Large Capital Growth Fund
Capital Conservation Fund          Mid Cap Index Fund
Core Equity Fund                   Mid Cap Strategic Growth Fund
Core Value Fund                    Money Market I Fund
Foreign Value Fund                 Nasdaq-100(R) Index Fund
Global Equity Fund                 Science & Technology Fund
Global Social Awareness Fund       Small Cap Aggressive Growth Fund
Global Strategy Fund               Small Cap Fund
Government Securities Fund         Small Cap Index Fund
Growth & Income Fund               Small Cap Special Values Fund
Health Sciences Fund               Small Cap Strategic Growth Fund
Inflation Protected Fund           Stock Index Fund
International Equities Fund        VALIC Ultra Fund
International Government Bond Fund Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended November 30, 2007 the following Funds had options written:

                                                                   Written Options
                                            ------------------------------------------------------------------
                                             Core Equity Fund   Health Sciences Fund  Science & Technology Fund
                                            ------------------ ---------------------  ------------------------
                                            Number of Premiums Number of   Premiums   Number of    Premiums
                                            Contracts Received Contracts   Received   Contracts    Received
                                            --------- -------- --------- -----------  ---------    --------
Options outstanding as of May 31, 2007.....     --    $    --     7,801  $ 3,067,572     103       $ 15,121
Options written............................    258     61,912    14,660    5,066,645      --             --
Options terminated in closing purchase
 transactions..............................     --         --   (12,601)  (3,751,235)   (103)       (15,121)
Options exercised..........................     --         --      (501)    (361,248)     --             --
Options expired............................     --         --      (880)    (179,464)     --             --
                                               ---    -------   -------  -----------    ----        --------
Options outstanding as of November 30, 2007    258    $61,912     8,479  $ 3,842,270      --       $     --
                                               ---    -------   -------  -----------    ----        --------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of November 30, 2007, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                        Percentage Principal
                   Fund                 Ownership   Amount
                   -------------------- ---------- ----------
                   Growth & Income.....    4.80%   $5,156,000
                   Large Capital Growth    2.30%    2,471,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2007, bearing interest at a rate of 2.70% per annum, with a principal amount of $107,380,000, a repurchase price of $107,404,161, and maturity date of December 3, 2007. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
          Type of Collateral   Rate     Date     Amount      Value
          ------------------ -------- -------- ----------- -----------
          U.S. Treasury Bond   4.38%  11/15/08 $14,490,000 $14,671,125
          U.S. Treasury Bill   7.57%   5/22/08  92,442,941  94,291,800
          U.S. Treasury Bill   7.76%    5/8/08     555,833     566,950

 As of November 30, 2007, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                        Percentage  Principal
                  Fund                  Ownership    Amount
                  --------------------- ---------- -----------
                  Government Securities    3.27%   $16,352,000
                  Large Capital Growth.    1.60%     8,006,000
                  Money Market I.......   13.92%    69,597,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC, dated November 30, 2007, bearing interest at a rate of 3.05% per annum, with a principal amount of $500,000,000, a repurchase price of $500,127,083 and maturity date of December 3, 2007. The repurchase agreement is collateralized by the following:

                                     Interest Maturity  Principal     Market
 Type of Collateral                    Rate     Date     Amount       Value
 ----------------------------------- -------- -------- ----------- ------------
 U.S. Treasury Inflation Index Bonds   2.00%  01/15/16 130,000,000 $141,700,000
 U.S. Treasury Inflation Index Bonds   2.38%  01/15/27 120,000,000  134,400,000
 U.S. Treasury Inflation Index Bonds   3.63%  01/15/08 100,000,000  131,250,000
 U.S. Treasury Inflation Index Bonds   3.63%  04/15/28  61,561,000  102,652,968

D. Mortgage-Backed Dollar Rolls

 Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the six months ended November 30, 2007, none of the portfolios entered into dollar roll transactions.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Short Sales

 All Funds, except for the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

I. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

    International Equities Fund        0.35% on the first $500 million;
                                       0.25% on the assets over $500 million
    ------------------------------------------------------------------------
    Mid Cap Index Fund                 0.35% on the first $500 million;
    Small Cap Index Fund               0.25% on $500 million to $3 billion
    Stock Index Fund                   0.20% on $3 billion to $5 billion
                                       0.15% on assets over $5 billion
    ------------------------------------------------------------------------
    Blue Chip Growth Fund              0.75%
    ------------------------------------------------------------------------
    Core Equity Fund                   0.80% on the first $250 million;
                                       0.75% on the next $250 million
                                       0.70% on $500 million to $1 billion
                                       0.65% on assets over $1 billion
    ------------------------------------------------------------------------
    Growth & Income Fund               0.75%
    ------------------------------------------------------------------------
    Science & Technology Fund          0.90% on first $500 million
                                       0.85% on assets over $500 million
    ------------------------------------------------------------------------
    Small Cap Fund                     0.90% on the first $250 million;
                                       0.85% on the next $250 million
                                       0.80% on $500 million to $1 billion
                                       0.75% on assets over $1 billion
    ------------------------------------------------------------------------
    Health Sciences Fund               1.00% on first $500 million
                                       0.95% on assets over $500 million
    ------------------------------------------------------------------------
    Inflation Protected Fund           0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------
    International Growth I Fund        0.95% on the first $250 million;
                                       0.90% on the next $250 million
                                       0.85% on $500 million to $1 billion
                                       0.80% on assets over $1 billion
    ------------------------------------------------------------------------
    Large Capital Growth Fund          0.64% on the first $750 million;
                                       0.59% on assets over $750 million
    ------------------------------------------------------------------------
    Mid Cap Strategic Growth Fund      0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------
    Asset Allocation Fund              0.50%
    Global Social Awareness Fund
    Global Strategy Fund
    ------------------------------------------------------------------------
    Capital Conservation Fund          0.50% on the first $250 million;
    Government Securities Fund         0.45% on the next $250 million
    International Government Bond Fund 0.40% on $500 million to $1 billion
                                       0.35% on assets over $1 billion
    ------------------------------------------------------------------------
    Money Market I Fund                0.40%
    Nasdaq-100(R) Index Fund
    ------------------------------------------------------------------------
    Core Value Fund                    0.77% on the first $250 million;
                                       0.72% on the next $250 million
                                       0.67% on $500 million to $1 billion
                                       0.62% on assets over $1 billion
    ------------------------------------------------------------------------

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

      Value Fund                       0.78% on the first $250 million;
                                       0.73% on the next $250 million
                                       0.68% on $500 million to $1 billion
                                       0.63% on assets over $1 billion
      --------------------------------------------------------------------
      Broad Cap Value Income Fund      0.70% on the first $250 million
      Large Cap Core Fund              0.65% on the next $250 million
                                       0.60% on $500 million to $1 billion
                                       0.55% on assets over $1 billion
      --------------------------------------------------------------------
      Foreign Value Fund               0.73% on the first $250 million
                                       0.68% on the next $250 million
                                       0.63% on $500 million to $1 billion
                                       0.58% on assets over $1 billion
      --------------------------------------------------------------------
      Global Equity Fund               0.81% on the first $250 million
                                       0.76% on the next $250 million
                                       0.71% on $500 million to $1 billion
                                       0.66% on assets over $1 billion
      --------------------------------------------------------------------
      Small Cap Aggressive Growth Fund 0.85% on the first $250 million Small Cap Strategic Growth Fund 0.75% on assets over $250 million
      --------------------------------------------------------------------
      Small Cap Special Values Fund    0.75% on the first $500 million
                                       0.70% on assets over $500 million
      --------------------------------------------------------------------
      VALIC Ultra Fund                 0.89% on the first $250 million
                                       0.84% on the next $250 million
                                       0.79% on $500 million to $1 billion
                                       0.74% on assets over $1 billion

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2008. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                              Maximum Expense
                  Fund                          Limitation
                  --------------------------- ---------------
                  Blue Chip Growth*..........      0.85%
                  Broad Cap Value Income.....      0.85%
                  Core Equity................      0.85%
                  Core Value.................      0.83%
                  Foreign Value..............      1.00%
                  Global Equity..............      1.09%
                  Global Strategy............      0.80%
                  Growth & Income............      0.85%
                  Inflation Protected........      0.65%
                  International Growth I.....      1.01%
                  Large Cap Core.............      0.85%
                  Large Capital Growth.......      0.80%
                  Mid Cap Strategic Growth...      0.85%
                  Money Market I.............      0.55%
                  NASDAQ-100(R) Index#.......      0.55%
                  Small Cap Aggressive Growth      1.00%
                  Small Cap..................      0.95%
                  Small Cap Special Values...      0.90%
                  Small Cap Strategic Growth.      1.00%
                  VALIC Ultra................      0.95%
                  Value*.....................      0.85%

--------
*Effective October 1, 2007, the expense limitations for the Blue Chip Growth
 Fund and Value Fund were changed from 0.95% and 1.10%, respectively, to 0.85%. #Effective October 1, 2007, the expense limitation for the NASDAQ-100(R) Index
 Fund is 0.55%.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Global Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo")--subadviser for the
        Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.
     A I M Capital Management, Inc.--subadviser for a portion of the Large
        Capital Growth Fund and a portion of the International Growth I Fund. American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--subadviser for the Core Value Fund, the VALIC Ultra Fund, a portion of the International Growth I Fund, and a portion of the Small Cap Fund.
     Barrow, Hanley, Mewhinney & Strauss, Inc.--subadviser for the Broad Cap
        Value Income Fund.
     BlackRock Financial Management, LLC ("BlackRock")--subadviser for the Core
        Equity Fund.
     Brazos Capital Management, LP--subadviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Bridgeway Capital Management, Inc.--subadviser for a portion of the Small
        Cap Fund.
     Evergreen Investment Management Company, LLC--subadviser for the Large Cap
        Core Fund, the Small Cap Strategic Growth Fund, and a portion of the Small Cap Special Values Fund.
     Franklin Advisers, Inc.--subadviser for a portion of the Global Strategy
        Fund.
     Franklin Portfolio Associates, LLC--subadviser for a portion of the Small
        Cap Fund.
     Massachusetts Financial Services Company ("MFS")--subadviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc.
        (d/b/a/"Van Kampen")--subadviser for a portion of the Mid Cap Strategic Growth Fund.
     OppenheimerFunds, Inc.--subadviser for the Value Fund.
     Putnam Investment Management, LLC--subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.
     RCM Capital Management, LLC--subadviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.
     Templeton Global Advisors, Ltd.--subadviser for the Foreign Value Fund. Templeton Investment Counsel, LLC--subadviser for a portion of the Global
        Strategy Fund.
     Wellington Management Company, LLP--subadviser for a portion of the
        Science & Technology Fund.
     Wells Capital Management, Inc.--subadviser for the Small Cap Aggressive
        Growth Fund.

The subadvisers are compensated for their services by VALIC.

 VC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SAAMCo. SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended November 30, 2007, the Series accrued $7,044,137 for accounting and administrative services.

 VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2007, the Series accrued $50,733 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2007, VC I has deferred $9,425 of director compensation.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director's death prior to complete distribution of benefits, the Director's beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:


                                               Retirement Plan Retirement Plan
                               Retirement Plan     Expense        Payments
                               Liability as of --------------- ---------------
                                November 30,        For the period ended
 Fund                               2007              November 30, 2007
 ----------------------------- --------------- -------------------------------
 Asset Allocation.............   $   54,819        $ 1,445         $   359
 Blue Chip Growth.............       12,760            732              --
 Broad Cap Value Income.......        1,383            243              --
 Capital Conservation.........       41,827          1,782             374
 Core Equity..................      225,035          3,887             894
 Core Value...................       72,090          2,030              --
 Foreign Value................       34,355          6,866              --
 Global Equity................       19,468          3,622              --
 Global Social Awareness......      116,839          3,569             944
 Global Strategy..............       19,760          3,709              --
 Government Securities........       54,880            946             216
 Growth & Income..............       60,120          1,242             302
 Health Sciences..............       38,487          1,597              --
 Inflation Protected..........        1,578            140              --
 International Equities.......       90,741          8,092           2,250
 International Government Bond       47,045          1,166             279
 International Growth I.......      128,624          4,904              --
 Large Cap Core...............        7,247            975              --
 Large Capital Growth.........       28,799          5,006              --
 Mid Cap Index................      465,785         22,174           6,088
 Mid Cap Strategic Growth.....        9,363          3,069              --
 Money Market I...............      162,304          4,136           1,097
 NASDAQ-100(R) Index..........       22,795            714              --
 Science & Technology.........      368,952          8,304           1,978
 Small Cap Aggressive Growth..        2,765            428              --
 Small Cap....................      190,111          4,816              --
 Small Cap Index..............      150,316          9,374           2,437
 Small Cap Special Values.....       17,477          3,179              --
 Small Cap Strategic Growth...        8,673          1,446              --
 Social Awareness.............      116,839          3,569             944
 Stock Index..................    1,274,733         43,203          10,705
 VALIC Ultra..................      173,628          9,155              --
 Value........................       13,881            854              --

 At November 30, 2007, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

                   Fund                     VALIC  AIGAIC AGL
                   ----------------------- ------  ------ ---
                   Asset Allocation.......  99.99%    --   *
                   Blue Chip Growth.......  99.90%    --   *
                   Broad Cap Value Income. 100.00%    --  --
                   Capital Conservation... 100.00%    --  --
                   Core Equity............ 100.00%    --  --
                   Core Value.............  99.97%    --   *
                   Foreign Value.......... 100.00%    --  --
                   Global Equity.......... 100.00%    --  --
                   Global Social Awareness 100.00%    --  --
                   Global Strategy........ 100.00%    --  --
                   Government Securities..  93.11%  6.89% --
                   Growth & Income........  94.84%  5.16% --
                   Health Sciences........  99.95%    --   *
                   Inflation Protected.... 100.00%    --  --
                   International Equities.  96.49%     *   *

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------  ------ -----
              International Government Bond 100.00%   --      --
              International Growth I....... 100.00%   --      --
              Large Cap Core............... 100.00%   --      --
              Large Capital Growth......... 100.00%   --      --
              Mid Cap Index................  98.59%   --       *
              Mid Cap Strategic Growth..... 100.00%   --      --
              Money Market I...............  85.10%    *   14.41%
              Nasdaq-100(R) Index..........  95.62%   --    4.22%
              Science & Technology.........  99.75%    *       *
              Small Cap Aggressive Growth.. 100.00%   --      --
              Small Cap.................... 100.00%   --      --
              Small Cap Index..............  99.26%   --       *
              Small Cap Special Value...... 100.00%   --      --
              Small Cap Strategic Growth... 100.00%   --      --
              Stock Index..................  96.84%    *       *
              VALIC Ultra.................. 100.00%   --      --
              Value........................ 100.00%   --      --

--------
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                        Change in
                                                        Market Value                       Realized    Unrealized   Market Value
Fund                     Security               Income   at 5/31/07  Purchases   Sales    Gain/(Loss)  Gain/(Loss)  at 11/30/07
----------- ---------------------------------- -------- ------------ --------- ---------- ----------- ------------  ------------
Stock Index American International Group, Inc. $199,300 $72,614,892  $166,831  $1,122,852  $954,333   $(15,087,756) $57,525,448

 During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:


                                                                                                        Small Cap
                                                      International  Large       Mid Cap                 Special
                                          Core Equity   Growth I    Cap Core Strategic Growth Small Cap  Values   Value
                                          ----------- ------------- -------- ---------------- --------- --------- -----
JP Morgan Securities (Asia Pacific), Ltd.   $4,698       $4,698       $ --        $   --       $   --      $--    $ --
B-Trade Services LLC.....................       --           --         --            --          341       --      --
J.P. Morgan Securities, Inc..............       --        4,390         --            --        1,501       --      --
J.P. Morgan Securities, Ltd..............       --        6,572         --            --           --       --      --
Merrill Lynch & Co., Inc.................    7,607           --         --            --           --       --      --
Morgan Stanley & Co., Inc................       --           --         --         5,942           --       --      --
Oppenheimer & Co., Inc...................       --           --         --            --           --       --     572
Wachovia Securities LLC..................       --           --        835            --           --       27      --

 On June 29, 2007, VALIC made the following payments to the funds set forth below, which represent the net difference between amounts realized by those funds upon the disposition of AIG stock and amounts those funds would have realized had they sold such AIG stock at the time that VALIC became an indirect wholly-owned subsidiary of AIG (based on the closing prices on August 29, 2001):

                       Fund                      Amount
                       ----------------------- ----------
                       Asset Allocation....... $  259,662
                       Blue Chip Growth.......     29,725
                       Core Equity............  2,670,798
                       Core Value.............    337,418
                       Global Social Awareness    496,419
                       Growth & Income........    212,093

Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2007, were as follows:

                  Purchases of      Sales of
                   Investment      Investment
                   Securities      Securities
                 (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                   Government      Government       Government     Government
Fund               Securities)     Securities)      Securities     Securities
---------------- --------------- --------------- ---------------- -------------
Asset Allocation   $83,884,846     $83,935,135     $10,692,513     $12,301,251
Blue Chip Growth    40,722,872      15,824,565              --              --

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                               Purchases of      Sales of
                                Investment      Investment
                                Securities      Securities
                              (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                                Government      Government       Government     Government
Fund                            Securities)     Securities)      Securities     Securities
----------------------------- --------------- --------------- ---------------- -------------
Broad Cap Value Income.......  $  4,243,526    $  3,708,718     $        --     $        --
Capital Conservation.........    61,700,885      57,102,718      38,694,181      41,250,800
Core Equity..................   145,472,875     176,805,055              --              --
Core Value...................    38,978,925      53,164,843              --              --
Foreign Value................   268,980,126     143,417,782              --              --
Global Equity................   204,417,654     190,122,472              --              --
Global Social Awareness......   580,945,214     547,406,866              --              --
Global Strategy..............    99,925,777      64,082,587              --              --
Government Securities........            --              --      27,320,898      32,043,213
Growth & Income..............   144,763,332     144,184,073              --              --
Health Sciences..............    51,635,231      49,982,399              --              --
Inflation Protected..........       198,824              --              --         423,286
International Equities.......   717,560,710     655,115,672              --              --
International Government Bond   104,096,635      98,284,561      19,003,515      18,102,996
International Growth I.......   208,936,704     197,223,353              --              --
Large Cap Core...............    14,054,223      32,228,310              --              --
Large Capital Growth.........   149,067,184     184,623,456              --              --
Mid Cap Index................   429,129,266     233,807,158              --              --
Mid Cap Strategic Growth.....   254,159,379     244,889,757              --              --
NASDAQ-100 Index.............     9,891,958       1,937,548         397,815              --
Science & Technology.........   684,630,223     777,260,028              --              --
Small Cap Aggressive Growth..    47,933,362      33,709,600              --              --
Small Cap....................   202,389,086     229,291,618              --              --
Small Cap Index..............   237,466,989     132,753,726              --              --
Small Cap Special Values.....    88,472,725     125,791,671              --              --
Small Cap Strategic Growth...    65,143,319      78,798,174              --              --
Stock Index..................   130,393,328     139,437,921              --              --
VALIC Ultra..................   812,159,843     928,424,271              --              --
Value........................   105,126,190      70,692,361              --              --

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2007.

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Asset Allocation.............. $  163,768,927  $ 11,363,322 $ 6,074,798   $  5,288,524
Blue Chip Growth..............    127,644,976    29,168,952   3,651,727     25,517,225
Broad Cap Value Income........     27,252,781     4,264,097   1,669,478      2,594,619
Capital Conservation..........    190,870,797     2,186,272   3,804,676     (1,618,404)
Core Equity...................    415,151,381    42,396,807  20,633,799     21,763,008
Core Value....................    192,570,209    32,913,709  14,519,393     18,394,316
Foreign Value.................  1,026,040,085   159,226,048  52,673,403    106,552,645
Global Equity.................    450,065,293    50,970,901  18,057,624     32,913,277
Global Social Awareness.......    472,283,321    22,266,811  22,402,373       (135,562)
Global Strategy...............    477,399,330    67,051,515  11,329,823     55,721,692
Government Securities.........    122,077,103     3,054,842     244,368      2,810,474
Growth & Income...............    151,911,035     9,393,552   4,817,400      4,576,152
Health Sciences...............    179,340,759    41,459,584  11,243,622     30,215,962
Inflation Protected...........     17,575,266       555,031     215,314        339,717
International Equities........  1,099,965,863   193,460,948  30,251,465    163,209,483
International Government Bond*    134,940,561     6,331,444   2,240,700      4,090,744
International Growth I........    654,239,762   158,224,187   8,442,190    149,781,997

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                            Identified Cost     Gross         Gross     Net Unrealized
                            of Investments    Unrealized    Unrealized   Appreciation
Fund                             Owned       Appreciation  Depreciation (Depreciation)
--------------------------- --------------- -------------- ------------ --------------
Large Cap Core............. $   68,186,295  $   10,840,893 $  2,870,436 $    7,970,457
Large Capital Growth.......    472,091,071     113,290,632    7,694,321    105,596,311
Mid Cap Index..............  3,173,458,453     674,647,681  260,304,917    414,342,764
Mid Cap Strategic Growth...    417,475,054      63,556,651   12,582,675     50,973,976
Money Market I.............    531,448,009              --           --             --
Nasdaq-100(R) Index........     91,304,470      32,866,131    5,193,920     27,672,211
Science & Technology.......  1,084,537,695     116,858,839   66,433,292     50,425,547
Small Cap Aggressive Growth     84,977,388       5,398,419    6,208,033       (809,614)
Small Cap..................    528,061,866      58,076,269   51,396,997      6,679,272
Small Cap Index............  1,377,175,959     214,627,474  145,863,664     68,775,206
Small Cap Special Values...    382,237,823      24,299,251   50,075,531    (25,776,280)
Small Cap Strategic Growth.    168,693,473      14,442,138   15,920,195     (1,478,057)
Stock Index................  3,278,096,074   2,242,066,979  284,382,885  1,957,684,094
VALIC Ultra................    895,954,631     174,078,799    7,942,220    166,136,579
Value......................    105,109,889       9,645,019    4,432,076      5,212,943

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2007.

 The tax basis distributable earnings at May 31, 2007 and the tax character of distributions paid during the year ended May 31, 2007 were as follows:

                                       Distributable Earnings               Tax Distributions
                            -------------------------------------------  ------------------------
                                        Long-Term Gains/
                                          Capital Loss     Unrealized                 Long-Term
                             Ordinary    Carryover And    Appreciation    Ordinary     Capital
Fund                          Income      Other Losses   (Depreciation)    Income       Gains
--------------------------- ----------- ---------------- --------------  ----------- ------------
Asset Allocation........... $ 8,778,111 $     5,699,888  $   13,469,225  $ 6,476,557 $ 17,972,392
Blue Chip Growth...........     304,930      (2,113,211)     22,488,085      164,717           --
Broad Cap Value Income.....     860,977          44,631       5,139,873      271,979           --
Capital Conservation.......  10,132,102        (794,079)     (1,409,783)   3,178,375           --
Core Equity................   3,867,555    (112,361,259)     51,947,558    3,049,676           --
Core Value.................   5,501,932       5,426,154      44,959,149    1,900,003           --
Foreign Value..............  40,789,613          53,124     123,356,933    8,776,933           --
Global Equity..............  28,846,004       1,052,150      74,704,139    5,556,099           --
Global Strategy............  14,176,508         742,071      63,820,804    7,534,936           --
Government Securities......   4,668,687      (4,879,170)     (1,137,692)   2,583,720           --
Growth & Income............   1,732,535       6,185,584      12,741,902      952,162           --
Health Sciences............   6,189,880      10,041,517      31,741,833    5,612,768   16,910,552
Inflation Protected........     303,317        (544,952)       (486,516)     545,426           --
International Equities.....  30,414,893      19,706,927     272,723,587   45,520,828   23,959,731
International Govt Bond*...   7,009,978         920,971       3,334,055    6,981,559    3,026,695
International Growth I.....   6,162,163     (56,137,482)    143,342,049    9,266,849           --
Large Cap Core.............   2,980,629         290,618      11,910,640      927,751           --
Large Capital Growth.......   1,208,447        (256,574)     90,650,701    1,326,497           --
Mid Cap Index..............  45,379,086     183,355,955     695,491,493   23,249,259  161,536,455
Mid Cap Strategic Growth...   7,823,997         805,898      45,169,978      147,349           --
Money Market I.............     163,603              --              --   22,979,703           --
Nasdaq-100(R) Index........      73,267        (633,619)     22,207,152       64,720           --
Science & Technology.......          --  (1,528,103,844)     79,927,030           --           --
Small Cap Aggressive Growth         737          11,480       5,487,884       52,480           --
Small Cap..................   2,645,970      50,467,105      98,035,172    9,571,664   33,573,371
Small Cap Index............  26,112,422      76,533,026     230,579,052   12,199,024   45,493,451
Small Cap Special Values...  18,791,884         115,801      41,249,929    3,489,088       56,680
Small Cap Strategic Growth.          --        (427,933)     17,451,299           --           --
Social Awareness...........  34,956,643      17,342,852      42,823,224    2,907,560   17,525,871
Stock Index................  82,922,103     243,456,912   2,213,414,015   42,619,498  162,005,784
VALIC Ultra................          --    (344,523,928)    142,940,499      127,665           --
Value......................   6,061,031       2,006,033      11,229,268   10,699,427      863,302

--------
*The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2007.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 As of May 31, 2007, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                                               Capital Loss Carryforward
                           -------------------------------------------------------------------------------------------------
Fund                           2008         2009         2010         2011        2012        2013       2014       2015
-------------------------- ------------ ------------ ------------ ------------ ----------- ---------- ---------- -----------
Blue Chip Growth*......... $         -- $  1,515,384 $    957,898 $    154,910 $        -- $       -- $       -- $        --
Capital Conservation......           --           --           --           --          --     50,164    374,523     241,747
Core Equity...............           --           --    1,521,544   78,196,502  32,639,490         --         --          --
Government Securities.....           --           --           --           --     858,141  1,300,788         --   2,207,762
Inflation Protected.......           --           --           --           --          --         --     17,841     478,150
International Growth I....           --           --           --   56,019,997          --         --         --          --
Large Capital Growth......           --           --           --           --          --    152,457    104,117          --
Nasdaq 100(R) Index.......           --           --           --           --          --    633,619         --          --
Science & Technology......           --  951,146,838  404,504,281  171,964,888          --         --         --          --
Small Cap Strategic Growth           --           --           --           --          --         --    427,610          --
Valic Ultra...............  114,078,854   77,415,024  102,053,141    1,573,371          --         --  1,130,162  47,815,438

--------
*The capital loss carryforward includes $2,628,192 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to Section 382(b)(1) of the Internal Revenue Code.

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                         Asset Allocation                                    Blue Chip Growth
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended                                For the period ended
                            November 30, 2007        For the year ended         November 30, 2007        For the year ended
                               (Unaudited)              May 31, 2007               (Unaudited)              May 31, 2007
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............    968,505  $ 11,686,848   1,736,448  $ 20,998,503   3,442,570  $ 37,900,936   5,614,926  $ 53,720,274
Reinvested dividends...         --            --   2,150,303    24,448,949          --            --      16,757       164,717
Shares redeemed........ (1,518,712)  (18,339,252) (2,985,737)  (36,092,280) (1,116,792)  (12,198,085) (2,461,992)  (23,418,417)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (550,207) $ (6,652,404)    901,014  $  9,355,172   2,325,778  $ 25,702,851   3,169,691  $ 30,466,574
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                      Broad Cap Value Income                               Capital Conservation
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended                                For the period ended
                            November 30, 2007        For the year ended         November 30, 2007        For the year ended
                               (Unaudited)              May 31, 2007               (Unaudited)              May 31, 2007
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............    287,478  $  3,500,515     710,583  $  8,062,600   1,983,826  $ 19,712,255   5,070,307  $ 49,530,279
Reinvested dividends...         --            --      23,733       271,979          --            --     323,334     3,178,375
Shares redeemed........   (353,229)   (4,281,523)   (815,745)   (9,019,528) (2,310,557)  (22,957,974) (9,696,084)  (95,145,790)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)    (65,751) $   (781,008)    (81,429) $   (684,949)   (326,731) $ (3,245,719) (4,302,443) $(42,437,136)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                              Core Equity
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............     900,910  $  13,404,419    3,624,615  $  50,076,092
Reinvested dividends...          --             --      214,012      3,049,676
Shares redeemed........  (3,228,272)   (48,203,307) (10,487,361)  (144,969,052)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (2,327,362) $ (34,798,888)  (6,648,734) $ (91,843,284)
                        ===========  =============  ===========  =============

                                             Foreign Value
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   8,993,315  $ 118,391,489   26,583,233  $ 321,777,078
Reinvested dividends...          --             --      725,966      8,776,933
Shares redeemed........  (4,846,159)   (63,968,361) (13,701,520)  (158,261,520)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   4,147,156  $  54,423,128   13,607,679  $ 172,292,491
                        ===========  =============  ===========  =============

                                        Global Social Awareness
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,353,999  $  32,151,199    4,239,537  $  94,681,655
Reinvested dividends...          --             --      916,297     20,433,431
Shares redeemed........  (1,533,022)   (36,392,237)  (4,196,696)   (93,107,680)
                        -----------  -------------  -----------  -------------
Net increase (decrease)    (179,023) $  (4,241,038)     959,138  $  22,007,406
                        ===========  =============  ===========  =============

                                         Government Securities
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,514,584  $  15,749,502    2,142,215  $  21,688,433
Reinvested dividends...          --             --      255,561      2,583,720
Shares redeemed........  (1,716,426)   (17,693,543)  (3,951,788)   (39,970,086)
                        -----------  -------------  -----------  -------------
Net increase (decrease)    (201,842) $  (1,944,041)  (1,554,012) $ (15,697,933)
                        ===========  =============  ===========  =============

                                            Health Sciences
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,379,367  $  15,992,634    3,064,209  $  33,517,036
Reinvested dividends...          --             --    2,165,704     22,523,320
Shares redeemed........  (1,614,426)   (18,535,310)  (5,220,853)   (57,183,068)
                        -----------  -------------  -----------  -------------
Net increase (decrease)    (235,059) $  (2,542,676)       9,060  $  (1,142,712)
                        ===========  =============  ===========  =============

                                        International Equities
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  14,951,253  $ 168,849,525   33,890,309  $ 349,648,402
Reinvested dividends...          --             --    6,771,984     69,480,559
Shares redeemed........ (10,176,709)  (114,030,052) (27,405,066)  (283,719,860)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   4,774,544  $  54,819,473   13,257,227  $ 135,409,101
                        ===========  =============  ===========  =============

                                             Core Value
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  1,028,491  $ 12,741,290    3,598,052  $  40,702,926
Reinvested dividends...         --            --      160,203      1,900,003
Shares redeemed........ (2,469,221)  (30,880,480)  (6,881,560)   (78,091,681)
                        ----------  ------------  -----------  -------------
Net increase (decrease) (1,440,730) $(18,139,190)  (3,123,305) $ (35,488,752)
                        ==========  ============  ===========  =============

                                            Global Equity
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,485,030  $ 34,118,315    5,898,307  $  69,188,209
Reinvested dividends...         --            --      459,562      5,556,099
Shares redeemed........ (2,939,733)  (40,020,252) (10,548,803)  (122,789,820)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (454,703) $ (5,901,937)  (4,190,934) $ (48,045,512)
                        ==========  ============  ===========  =============

                                           Global Strategy
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,590,249  $ 33,882,298    9,633,760  $ 115,200,164
Reinvested dividends...         --            --      626,867      7,534,936
Shares redeemed........ (3,301,425)  (43,004,683)  (9,115,231)  (105,905,829)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (711,176) $ (9,122,385)   1,145,396  $  16,829,271
                        ==========  ============  ===========  =============

                                           Growth & Income
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............    556,836  $  9,891,766    1,191,010  $  18,972,590
Reinvested dividends...         --            --       58,272        952,162
Shares redeemed........   (977,360)  (17,307,957)  (2,685,974)   (42,589,509)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (420,524) $ (7,416,191)  (1,436,692) $ (22,664,757)
                        ==========  ============  ===========  =============

                                         Inflation Protected
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............    405,189  $  4,000,237      555,192  $   5,405,525
Reinvested dividends...         --            --       56,756        545,426
Shares redeemed........   (292,392)   (2,851,025)    (640,305)    (6,228,136)
                        ----------  ------------  -----------  -------------
Net increase (decrease)    112,797  $  1,149,212      (28,357) $    (277,185)
                        ==========  ============  ===========  =============

                                    International Government Bond
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  1,231,224  $ 15,206,012    2,503,502  $  30,575,280
Reinvested dividends...         --            --      837,511     10,008,254
Shares redeemed........ (1,381,005)  (16,811,317)  (3,453,592)   (42,213,337)
                        ----------  ------------  -----------  -------------
Net increase (decrease)   (149,781) $ (1,605,305)    (112,579) $  (1,629,803)
                        ==========  ============  ===========  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                       International Growth I
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  4,924,950  $ 65,577,796   12,889,858  $ 146,398,496
Reinvested dividends...         --            --      797,491      9,266,849
Shares redeemed........ (4,407,529)  (57,637,355)  (9,987,276)  (114,211,196)
                        ----------  ------------  -----------  -------------
Net increase (decrease)    517,421  $  7,940,441    3,700,073  $  41,454,149
                        ==========  ============  ===========  =============

                                        Large Capital Growth
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  1,848,164  $ 22,966,202    7,010,134  $  76,436,903
Reinvested dividends...         --            --      117,493      1,326,497
Shares redeemed........ (4,852,162)  (60,297,406) (18,033,241)  (197,992,396)
                        ----------  ------------  -----------  -------------
Net increase (decrease) (3,003,998) $(37,331,204) (10,905,614) $(120,228,996)
                        ==========  ============  ===========  =============

                                      Mid Cap Strategic Growth
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  3,154,788  $ 46,988,472    3,862,905  $  46,050,165
Reinvested dividends...         --            --       12,188        147,349
Shares redeemed........ (1,858,105)  (26,985,508) (11,218,328)  (132,942,162)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  1,296,683  $ 20,002,964   (7,343,235) $ (86,744,648)
                        ==========  ============  ===========  =============

                                         NASDAQ-100(R) Index
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  4,319,949  $ 24,566,824    4,626,944  $  21,760,598
Reinvested dividends...         --            --       13,235         64,720
Shares redeemed........ (2,479,274)  (13,737,024)  (7,818,852)   (36,852,424)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  1,840,675  $ 10,829,800   (3,178,673) $ (15,027,106)
                        ==========  ============  ===========  =============

                                        Small Cap Aggressive
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007        For the period ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  1,940,919  $ 23,349,889    1,040,359  $  10,629,226
Reinvested dividends...         --            --        5,150         52,480
Shares redeemed........   (610,236)   (7,235,682)  (2,643,165)   (26,479,518)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  1,330,683  $ 16,114,207   (1,597,656) $ (15,797,812)
                        ==========  ============  ===========  =============

                                           Small Cap Index
                        ----------------------------------------------------
                          For the period ended
                            November 30, 2007         For the year ended
                               (Unaudited)               May 31, 2007
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  6,837,954  $126,245,086   15,380,903  $ 275,462,181
Reinvested dividends...         --            --    3,228,454     57,692,475
Shares redeemed........ (4,283,789)  (79,065,360) (12,874,623)  (230,878,924)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  2,554,165  $ 47,179,726    5,734,734  $ 102,275,732
                        ==========  ============  ===========  =============

                                             Large Cap Core
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............      543,882  $   6,468,900     3,798,534  $  39,844,767
Reinvested dividends...           --             --        84,495        927,751
Shares redeemed........   (2,308,757)   (27,496,816)  (13,909,030)  (144,967,451)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (1,764,875) $ (21,027,916)  (10,026,001) $(104,194,933)
                        ============  =============  ============  =============

                                              Mid Cap Index
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    9,201,169  $ 235,139,301    24,152,830  $ 584,033,063
Reinvested dividends...           --             --     7,927,315    184,785,714
Shares redeemed........   (7,234,811)  (184,799,788)  (17,779,999)  (428,918,409)
                        ------------  -------------  ------------  -------------
Net increase (decrease)    1,966,358  $  50,339,513    14,300,146  $ 339,900,368
                        ============  =============  ============  =============

                                             Money Market I
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............  281,945,446  $ 281,945,446   438,356,289  $ 438,356,289
Reinvested dividends...   12,070,489     12,070,489    22,979,703     22,979,703
Shares redeemed........ (276,571,794)  (276,571,794) (387,611,948)  (387,611,948)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   17,444,141  $  17,444,141    73,724,044  $  73,724,044
                        ============  =============  ============  =============

                                          Science & Technology
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    3,257,089  $  47,090,462     9,852,891  $ 115,784,060
Reinvested dividends...           --             --            --             --
Shares redeemed........   (6,936,470)   (99,086,340)  (28,656,097)  (343,373,221)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (3,679,381) $ (51,995,878)  (18,803,206) $(227,589,161)
                        ============  =============  ============  =============

                                                Small Cap
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    1,539,227  $  18,949,820     4,842,617  $  60,519,746
Reinvested dividends...           --             --     3,565,705     43,145,035
Shares redeemed........   (5,283,454)   (65,426,245)  (14,901,046)  (186,179,677)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (3,744,227) $ (46,476,425)   (6,492,724) $ (82,514,896)
                        ============  =============  ============  =============

                                        Small Cap Special Values
                        --------------------------------------------------------
                            For the period ended
                             November 30, 2007            For the year ended
                                (Unaudited)                  May 31, 2007
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    1,675,414  $  19,307,578     5,487,081  $  60,882,612
Reinvested dividends...           --             --       307,792      3,545,768
Shares redeemed........   (4,824,471)   (55,685,888)  (10,387,429)  (115,862,606)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (3,149,057) $ (36,378,310)   (4,592,556) $ (51,434,226)
                        ============  =============  ============  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                      Small Cap Strategic Growth
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............     734,726  $   8,001,278    2,436,339  $  25,217,945
Reinvested dividends...          --             --           --             --
Shares redeemed........  (1,993,546)   (21,921,230)  (7,169,306)   (74,462,565)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,258,820) $ (13,919,952)  (4,732,967) $ (49,244,620)
                        ===========  =============  ===========  =============

                                              VALIC Ultra
                        ------------------------------------------------------
                           For the period ended
                             November 30, 2007          For the year ended
                                (Unaudited)                May 31, 2007
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,758,075  $  39,526,505   16,108,702  $ 148,014,978
Reinvested dividends...          --             --       13,481        127,665
Shares redeemed........ (12,336,709)  (129,610,611) (43,880,879)  (408,063,251)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (8,578,634) $ (90,084,106) (27,758,696) $(259,920,608)
                        ===========  =============  ===========  =============

                                               Stock Index
                        --------------------------------------------------------
                           For the period ended
                             November 30, 2007           For the year ended
                                (Unaudited)                 May 31, 2007
                        --------------------------  ----------------------------
                           Shares        Amount        Shares         Amount
                        -----------  -------------  -----------  ---------------
Shares sold............   7,124,843  $ 277,749,418   19,339,031  $   698,752,150
Reinvested dividends...          --             --    5,584,751      204,625,282
Shares redeemed........ (10,155,622)  (396,792,392) (31,426,134)  (1,144,295,613)
                        -----------  -------------  -----------  ---------------
Net increase (decrease)  (3,030,779) $(119,042,974)  (6,502,352) $  (240,918,181)
                        ===========  =============  ===========  ===============

                                                  Value
                        --------------------------------------------------------
                           For the period ended
                             November 30, 2007           For the year ended
                                (Unaudited)                 May 31, 2007
                        --------------------------  ----------------------------
                           Shares        Amount        Shares         Amount
                        -----------  -------------  -----------  ---------------
Shares sold............   3,151,977  $  41,265,025    4,158,899  $    52,068,979
Reinvested dividends...          --             --      990,808       11,562,729
Shares redeemed........    (992,400)   (12,905,846) (14,673,117)    (181,114,152)
                        -----------  -------------  -----------  ---------------
Net increase (decrease)   2,159,577  $  28,359,179   (9,523,410) $  (117,482,444)
                        ===========  =============  ===========  ===============

Note 7 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended November 30, 2007, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                 Fund                        Expense Reductions
                 --------------------------- ------------------
                 Asset Allocation...........      $ 3,997
                 Blue Chip Growth...........          199
                 Broad Cap Value Income.....          333
                 Global Equity .............       33,480
                 Global Social Awareness....       35,194
                 Growth & Income............       13,367
                 Health Sciences............        1,500
                 International Growth I.....          248
                 Large Cap Core.............        8,431
                 Large Capital Growth.......       19,485
                 Mid Cap Strategic Growth...       14,782
                 Science & Technology.......       61,794
                 Small Cap Aggressive Growth        9,891
                 Small Cap..................        8,098
                 Small Cap Special Values...       49,501
                 Small Cap Strategic Growth.        7,888

Note 8 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 31.6%, 46.2%, and 18.3%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund and the Foreign Value Fund. The International Equities Fund had 19.7% and 17.9% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 14.1% and 14.6% of its net assets invested in equity securities domiciled in the United Kingdom and Japan. The Foreign Value had 21.9% of its net assets invested in equity securities domiciled in the United Kingdom.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest in companies within relatively more concentrated industry sectors, the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 9 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's shortfall exceeds $100,000. For the period ended November 30, 2007, the following funds had borrowings:

                                                      Average   Weighted
                                   Days     Interest    Debt    Average
       Fund                     Outstanding Charges   Utilized  Interest
       ------------------------ ----------- -------- ---------- --------
       Core Equity.............     63       $3,544  $  354,339   5.71%
       Core Value..............     12        1,001     557,791   5.55%
       Foreign Value...........      4        1,625   2,924,685   5.00%
       Global Equity...........      6        2,141   2,304,941   5.65%
       Global Strategy.........     15        2,898   1,277,105   5.66%
       Government Securities...     30        5,180   1,076,343   5.74%
       International Govt Bond.      1          488   3,057,171   5.75%
       International Growth I..     29        2,472     540,547   5.75%
       Large Cap Core..........     26        1,294     322,158   5.55%
       Large Capital Growth....     28        2,134     481,016   5.68%
       Mid Cap Index...........      1          276   1,914,526   5.19%
       Science & Technology....      2          197     609,632   5.81%
       Small Cap...............     30        1,862     393,811   5.61%
       Small Cap Index.........      1          128     887,611   5.19%
       Small Cap Special Values     34        3,178     611,171   5.56%
       Ultra...................      6        1,822   1,952,421   5.65%

 As of November 30, 2007, the following funds had outstanding borrowings:

                           Fund              Amount
                           --------------- ----------
                           Global Strategy $  177,482
                           Large Cap Core.    180,239
                           Mid Cap Index..  1,914,526
                           Small Cap Index    887,611

Note 10 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2007, none of the Funds participated in the program.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Note 11 -- Security Transactions with Affiliated Portfolios

 The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period ended November 30, 2007, the following Funds engaged in security transactions with affiliated Funds:

                                    Cost of    Proceeds   Realized
            Fund                   Purchases  from sales Gain/(Loss)
            ---------------------- ---------- ---------- -----------
            Blue Chip............. $   74,362 $  130,134 $   (8,888)
            Core Equity...........  3,847,740  3,159,840    473,237
            Core Value............        342    375,838     68,897
            Health Sciences.......     85,800         --         --
            International Growth I    918,214    776,808    236,072
            Mid Cap Index.........         --  7,400,064  1,587,013
            Small Cap.............    165,046    922,184      1,850
            Stock Index...........  7,116,063         --         --
            VALIC Ultra...........    511,964    268,544     62,820

Note 12 -- Other Matters

 The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., The Variable Annuity Life Insurance Company, American General Distributors, Inc., Brazos Capital Management, L.P. and AIG Global Investment Corp. The Order permits each entity to continue to provide advisory or distribution services to the Funds. There has been no adverse impact on the Funds or the Funds' shareholders.

Note 13 -- Subsequent Events

 On July 18, 2007, the Board of Directors (the "Board"), including a majority of the directors who are not "interested persons" of VC I ("Independent Directors"), as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), approved changes to the name, investment strategy and management fees of the VALIC Ultra Fund (the "Fund"). In addition, the Board, including a majority of the Independent Directors, approved the addition of American Century Global Investment Management, Inc. ("American Century Global") as a co-sub-adviser of the Fund, subject to the approval of the Fund's shareholders. On November 9, 2007, the shareholders of the Fund approved the addition of American Century Global as a co-sub-adviser of the Fund. Effective December 10, 2007, the Fund's name was changed to the Growth Fund, its investment strategy was changed and American Century Global began managing the Fund as a co-sub-adviser. American Century Investment Management, Inc., an affiliate of American Century Global, continues to serve as a sub-adviser of the Fund. In addition, the Fund's management fees were lowered effective December 10, 2007, which resulted in a reduction to the Fund's total expenses. The new management fees are as follows:

   0.83% on the first $250 million
   0.78% on the next $250 million
   0.73% on $500 million to $1 billion
   0.68% on assets over $1 billion

 On December 31, 2007, Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of VC I. The Board of Directors of VC I is in the process of selecting a new independent registered public accounting firm.

 E&Y's reports on VC I's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on VC I's financial statements.

VALIC Company I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Asset Allocation Fund
                                       -------------------------------------------------------------------------------
                                         Six Months
                                           Ended                                Year Ended May 31,
                                        November 30,   ---------------------------------------------------------------
                                         2007/(i)/       2007         2006           2005           2004           2003
                                       ------------    --------  --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of
 period............................... $  12.16        $  12.01  $  12.28       $  12.12       $  11.21       $  11.35
                                       -------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)/(d)/.......................     0.16            0.34      0.33           0.27           0.17           0.25
   Net realized and unrealized gain
    (loss) on investments and
    foreign currencies................    (0.22)           1.71      0.31           0.61           1.07          (0.12)
                                       -------------------------------------------------------------------------------
   Total income (loss) from
    investment operations.............    (0.06)           2.05      0.64           0.88           1.24           0.13
                                       -------------------------------------------------------------------------------
Distributions from:
   Net investment income..............        -           (0.21)    (0.16)         (0.27)         (0.19)         (0.26)
   Net realized gain on
    securities........................        -           (1.69)    (0.75)         (0.45)         (0.14)         (0.01)
                                       -------------------------------------------------------------------------------
   Total distributions................        -           (1.90)    (0.91)         (0.72)         (0.33)         (0.27)
                                       -------------------------------------------------------------------------------
Net asset value at end of period...... $  12.10        $  12.16  $  12.01       $  12.28       $  12.12       $  11.21
                                       -------------------------------------------------------------------------------
TOTAL RETURN/(a)/.....................    (0.49)%/(j)/    18.14%     5.36%/(e)/     7.31%         11.08%/(e)/     1.28%/(e)/
                                       -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/..........................     0.71%/(h)/      0.70%     0.72%          0.65%          0.68%          0.72%
Ratio of expenses to average net
 assets/(c)/..........................     0.71%/(h)/      0.70%     0.72%          0.65%          0.68%          0.72%
Ratio of expense reductions to average
 net assets...........................     0.00%           0.00%        -              -              -              -
Ratio of net investment income (loss)
 to average net assets/(b)/...........     2.58%/(h)/      2.87%     2.67%          2.18%          1.47%          2.36%
Ratio of net investment income (loss)
 to average net assets/(c)/...........     2.58%/(h)/      2.87%     2.67%          2.18%          1.47%          2.36%
Portfolio turnover rate...............       62%            129%      148%           107%/(g)/       79%/(g)/      112%/(g)/
Number of shares outstanding at end
 of period (000's)....................   14,017          14,567    13,666         15,256         15,869         14,704
Net assets at end of period (000's)... $169,655        $177,095  $164,117       $187,309       $192,301       $164,757

                                                              Blue Chip Growth Fund
                                       -----------------------------------------------------------------
                                         Six Months
                                           Ended                       Year Ended May 31,
                                        November 30,  --------------------------------------------------
                                         2007/(i)/      2007        2006        2005     2004      2003
                                       ------------   --------  -------       -------  -------   -------

PER SHARE DATA
Net asset value at beginning of
 period............................... $  10.80       $   8.92  $  8.32       $  7.89  $  6.79   $  7.26
                                       -----------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)/(d)/.......................     0.02           0.03     0.03          0.04    (0.00)    (0.01)
   Net realized and unrealized gain
    (loss) on investments and
    foreign currencies................     0.30           1.87     0.58          0.42     1.10     (0.46)
                                       -----------------------------------------------------------------
   Total income (loss) from
    investment operations.............     0.32           1.90     0.61          0.46     1.10     (0.47)
                                       -----------------------------------------------------------------
Distributions from:
   Net investment income..............        -          (0.02)   (0.01)        (0.03)       -         -
   Net realized gain on
    securities........................        -              -        -             -        -         -
                                       -----------------------------------------------------------------
   Total distributions................        -          (0.02)   (0.01)        (0.03)       -         -
                                       -----------------------------------------------------------------
Net asset value at end of period...... $  11.12       $  10.80  $  8.92       $  8.32  $  7.89   $  6.79
                                       -----------------------------------------------------------------
TOTAL RETURN/(a)/.....................     2.96%/(k)/    21.30%    7.35%/(f)/    5.81%   16.20%    (6.47)%
                                       -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/..........................     0.91%/(h)/     0.96%    1.01%         1.08%    1.07%     1.24%
Ratio of expenses to average net
 assets/(c)/..........................     0.93%/(h)/     0.99%    1.02%         1.10%    1.07%     1.24%
Ratio of expense reductions to average
 net assets...........................     0.00%          0.00%    0.00%         0.01%    0.01%     0.03%
Ratio of net investment income (loss)
 to average net assets/(b)/...........     0.34%/(h)/     0.35%    0.35%         0.47%   (0.02)%   (0.19)%
Ratio of net investment income (loss)
 to average net assets/(c)/...........     0.32%/(h)/     0.32%    0.34%         0.45%   (0.02)%   (0.19)%
Portfolio turnover rate...............       13%            25%      30%           42%      30%       44%
Number of shares outstanding at end
 of period (000's)....................   12,820         10,495    7,325         5,847    5,116     3,495
Net assets at end of period (000's)... $142,504       $113,352  $65,366       $48,638  $40,369   $23,728

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                            2005 2004 2003
                                            ---- ---- ----
                      Asset Allocation Fund 104%  75% 112%

/(h)/Annualized
/(i)/Unaudited
/(j)/The Fund's performance was increased by 0.17% from a reimbursement by an affiliate (see Note 3).
/(k)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate (see Note 3).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                       Broad Cap Value Income Fund
                                                ----------------------------------
                                                 Six Months               December 5,
                                                   Ended      Year Ended   2005* to
                                                November 30,   May 31,      May 31,
                                                 2007/(h)/       2007        2006
                                                ------------  ---------- -----------

PER SHARE DATA
Net asset value at beginning of period......... $ 12.65        $ 10.21     $ 10.00
                                                ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...........    0.09           0.17        0.05
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........   (0.84)          2.38        0.18
                                                ----------------------------------
   Total income (loss) from investment
    operations.................................   (0.75)          2.55        0.23
                                                ----------------------------------
Distributions from:
   Net investment income.......................       -          (0.11)      (0.02)
   Net realized gain on securities.............       -              -           -
                                                ----------------------------------
   Total distributions.........................       -          (0.11)      (0.02)
                                                ----------------------------------
Net asset value at end of period............... $ 11.90        $ 12.65     $ 10.21
                                                ----------------------------------
TOTAL RETURN/(a)/..............................   (5.93)%        25.09%       2.28%
                                                ----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...    0.85%/(b)/     0.85%       0.85%/(b)/
Ratio of expenses to average net assets/(d)/...    1.03%/(b)/     1.05%       3.41%/(b)/
Ratio of expense reductions to average net
 assets........................................    0.00%/(b)/        -           -
Ratio of net investment income (loss) to
 average net assets/(c)/.......................    1.53%/(b)/     1.50%       2.40%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.......................    1.34%/(b)/     1.30%      (0.16)%/(b)/
Portfolio turnover rate........................      12%            27%        194%
Number of shares outstanding at end of
 period (000's)................................   2,516          2,582       2,663
Net assets at end of period (000's)............ $29,930        $32,646     $27,203

                                                                          Capital Conservation Fund
                                                ------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                            Year Ended May 31,
                                                 November 30,  ---------------------------------------------------------
                                                  2007/(h)/      2007       2006        2005           2004          2003
                                                ------------   --------  --------   -------       -------        -------

PER SHARE DATA
Net asset value at beginning of period......... $   9.91       $   9.45  $   9.66   $  9.53       $ 10.04        $  9.38
                                                ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...........     0.26           0.48      0.41      0.37          0.28           0.36
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........    (0.07)          0.13     (0.41)     0.19         (0.37)          0.68
                                                ------------------------------------------------------------------------
   Total income (loss) from investment
    operations.................................     0.19           0.61         -      0.56         (0.09)          1.04
                                                ------------------------------------------------------------------------
Distributions from:
   Net investment income.......................        -          (0.15)    (0.21)    (0.38)        (0.31)         (0.38)
   Net realized gain on securities.............        -              -         -     (0.05)        (0.11)             -
                                                ------------------------------------------------------------------------
   Total distributions.........................        -          (0.15)    (0.21)    (0.43)        (0.42)         (0.38)
                                                ------------------------------------------------------------------------
Net asset value at end of period............... $  10.10       $   9.91  $   9.45   $  9.66       $  9.53        $ 10.04
                                                ------------------------------------------------------------------------
TOTAL RETURN/(a)/..............................     1.92%          6.46%    (0.02)%    5.99%        (0.82)%/(f)/   11.31%
                                                ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...     0.70%/(b)/     0.67%     0.70%     0.70%         0.68%          0.70%
Ratio of expenses to average net assets/(d)/...     0.70%/(b)/     0.67%     0.70%     0.70%         0.68%          0.70%
Ratio of expense reductions to average net
 assets........................................        -              -         -         -             -              -
Ratio of net investment income (loss) to
 average net assets/(c)/.......................     5.23%/(b)/     4.89%     4.65%     3.83%         2.89%          3.77%
Ratio of net investment income (loss) to
 average net assets/(d)/.......................     5.23%/(b)/     4.89%     4.65%     3.83%         2.89%          3.77%
Portfolio turnover rate........................       58%           203%      174%      205%/(g)/     182%/(g)/      233%/(g)/
Number of shares outstanding at end of
 period (000's)................................   17,571         17,897    22,200     8,997         8,167          8,954
Net assets at end of period (000's)............ $177,472       $177,290  $209,742   $86,903       $77,836        $89,866

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2005 2004 2003
                                                     ---- ---- ----
            Capital Conservation Fund............... 198% 171% 218%

/(h)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                    Core Equity Fund
                                                         ---------------------------------------------------------------------
                                                           Six Months
                                                             Ended                         Year Ended May 31,
                                                          November 30,   -----------------------------------------------------
                                                           2007/(g)/          2007        2006      2005      2004       2003
                                                         ------------    --------       --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................. $  15.37        $  13.00       $  12.37  $  11.77  $  10.12  $  11.10
                                                         ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.05            0.12           0.13      0.16      0.10      0.11
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (0.79)           2.35           0.56      0.60      1.65     (0.98)
                                                         ---------------------------------------------------------------------
   Total income (loss) from investment operations.......    (0.74)           2.47           0.69      0.76      1.75     (0.87)
                                                         ---------------------------------------------------------------------
Distributions from:
   Net investment income................................        -           (0.10)         (0.06)    (0.16)    (0.10)    (0.11)
   Net realized gain on securities......................        -               -              -         -         -         -
                                                         ---------------------------------------------------------------------
   Total distributions..................................        -           (0.10)         (0.06)    (0.16)    (0.10)    (0.11)
                                                         ---------------------------------------------------------------------
Net asset value at end of period........................ $  14.63        $  15.37       $  13.00  $  12.37  $  11.77  $  10.12
                                                         ---------------------------------------------------------------------
TOTAL RETURN/(a)/.......................................    (4.81)%/(h)/    19.02%/(e)/     5.62%     6.48%    17.36%    (7.79)%
                                                         ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.85%/(f)/      0.85%          0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/............     0.93%/(f)/      0.90%          0.90%     0.93%     0.95%     0.97%
Ratio of expense reductions to average net assets.......        -            0.00%          0.01%     0.01%     0.01%     0.05%
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     0.62%/(f)/      0.85%          1.03%     1.30%     0.88%     1.08%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     0.54%/(f)/      0.79%          0.99%     1.22%     0.79%     0.96%
Portfolio turnover rate.................................       35%            110%            39%       31%       28%       25%
Number of shares outstanding at end of period (000's)...   27,156          29,484         36,132    43,687    51,118    55,358
Net assets at end of period (000's)..................... $397,425        $453,147       $469,770  $540,620  $601,756  $560,038

                                                                                  Core Value Fund
                                                         ----------------------------------------------------------------
                                                           Six Months
                                                             Ended                       Year Ended May 31,
                                                          November 30,   ------------------------------------------------
                                                           2007/(g)/       2007      2006      2005      2004       2003
                                                         ------------    --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................. $  12.98        $  10.41  $   9.87  $   9.07  $   7.73  $   8.51
                                                         ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.11            0.19      0.17      0.20      0.13      0.11
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (1.12)           2.47      0.46      0.80      1.34     (0.79)
                                                         ----------------------------------------------------------------
   Total income (loss) from investment operations.......    (1.01)           2.66      0.63      1.00      1.47     (0.68)
                                                         ----------------------------------------------------------------
Distributions from:
   Net investment income................................        -           (0.09)    (0.09)    (0.20)    (0.13)    (0.10)
   Net realized gain on securities......................        -               -         -         -         -         -
                                                         ----------------------------------------------------------------
   Total distributions..................................        -           (0.09)    (0.09)    (0.20)    (0.13)    (0.10)
                                                         ----------------------------------------------------------------
Net asset value at end of period........................ $  11.97        $  12.98  $  10.41  $   9.87  $   9.07  $   7.73
                                                         ----------------------------------------------------------------
TOTAL RETURN/(a)/.......................................    (7.78)%/(i)/    25.67%     6.44%    11.07%    19.16%    (7.87)%
                                                         ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.83%/(f)/      0.83%     0.83%     0.83%     0.83%     0.83%
Ratio of expenses to average net assets/(c)/............     0.92%/(f)/      0.92%     0.92%     0.91%     0.91%     0.93%
Ratio of expense reductions to average net assets.......        -               -         -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     1.80%/(f)/      1.61%     1.67%     2.05%     1.50%     1.47%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     1.71%/(f)/      1.51%     1.58%     1.97%     1.43%     1.37%
Portfolio turnover rate.................................       17%             30%      109%       72%       71%       64%
Number of shares outstanding at end of period (000's)...   17,643          19,083    22,207    23,445    25,344    26,008
Net assets at end of period (000's)..................... $211,249        $247,711  $231,228  $231,351  $229,928  $200,919

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Annualized
/(g)/Unaudited
/(h)/The Fund's performance was increased by 0.66% from a reimbursement by an affiliate (see Note 3).
/(i)/The Fund's performance was increased by 0.16% from a reimbursement by an affiliate (see Note 3).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                      Foreign Value Fund
                                                         --------------------------------------
                                                            Six Months                 December 5,
                                                              Ended       Year Ended    2005* to
                                                           November 30,    May 31,       May 31,
                                                            2007/(f)/        2007         2006
                                                         ------------     ----------  -----------

PER SHARE DATA
Net asset value at beginning of period.................. $    13.21       $    10.76   $  10.00
                                                         --------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/....................       0.15             0.25       0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............       0.28             2.33       0.74
                                                         --------------------------------------
   Total income (loss) from investment operations.......       0.43             2.58       0.76
                                                         --------------------------------------
Distributions from:
   Net investment income................................          -            (0.13)      0.00
   Net realized gain on securities......................          -             0.00          -
                                                         --------------------------------------
   Total distributions..................................          -            (0.13)      0.00
                                                         --------------------------------------
Net asset value at end of period........................ $    13.64       $    13.21   $  10.76
                                                         --------------------------------------
TOTAL RETURN/(a)/.......................................       3.26%           24.08%      7.63%
                                                         --------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/............       0.83%/(b)/       0.86%      0.84%/(b)/
Ratio of expenses to average net assets/(d)/............       0.83%/(b)/       0.86%      1.65%/(b)/
Ratio of expense reductions to average net assets.......          -                -          -
Ratio of net investment income (loss) to average net
 assets/(c)/............................................       2.24%/(b)/       2.17%      5.06%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/............................................       2.24%/(b)/       2.17%      4.24%/(b)/
Portfolio turnover rate.................................         14%              31%         0%
Number of shares outstanding at end of period (000's)...     83,229           79,082     65,474
Net assets at end of period (000's)..................... $1,134,899       $1,044,980   $704,398

                                                                    Global Equity Fund
                                                         -----------------------------------
                                                           Six Months               December 5,
                                                             Ended      Year Ended   2005* to
                                                          November 30,   May 31,      May 31,
                                                           2007/(f)/       2007        2006
                                                         ------------   ---------- -----------

PER SHARE DATA
Net asset value at beginning of period.................. $  13.82        $  10.74   $  10.00
                                                         -----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/....................     0.06            0.17       0.06
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (0.43)           3.06       0.69
                                                         -----------------------------------
   Total income (loss) from investment operations.......    (0.37)           3.23       0.75
                                                         -----------------------------------
Distributions from:
   Net investment income................................        -           (0.15)     (0.01)
   Net realized gain on securities......................        -           (0.00)         -
                                                         -----------------------------------
   Total distributions..................................        -           (0.15)     (0.01)
                                                         -----------------------------------
Net asset value at end of period........................ $  13.45        $  13.82   $  10.74
                                                         -----------------------------------
TOTAL RETURN/(a)/.......................................    (2.68)%         30.35%      7.48%
                                                         -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/............     0.95%/(b)/      0.95%      0.98%/(b)/
Ratio of expenses to average net assets/(d)/............     0.95%/(b)/      0.95%      2.16%/(b)/
Ratio of expense reductions to average net assets.......     0.01%/(b)/      0.01%         -
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     0.91%/(b)/      1.41%     10.48%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/............................................     0.91%/(b)/      1.41%      9.30%/(b)/
Portfolio turnover rate.................................       41%             86%         3%
Number of shares outstanding at end of period (000's)...   33,743          34,198     38,389
Net assets at end of period (000's)..................... $453,704        $472,642   $412,275

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                               Global Social Awareness Fund
                                                            ----------------------------------------------------------------
                                                              Six Months
                                                                Ended                       Year Ended May 31,
                                                             November 30,   ------------------------------------------------
                                                              2007/(g)/       2007      2006      2005      2004       2003
                                                            ------------    --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period..................... $  24.25        $  20.82  $  19.38  $  18.28  $  15.73  $  17.66
                                                            ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................     0.15            0.30      0.26      0.27      0.16      0.16
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................    (0.70)           4.25      1.30      1.09      2.55     (1.60)
                                                            ----------------------------------------------------------------
   Total income (loss) from investment operations..........    (0.55)           4.55      1.56      1.36      2.71     (1.44)
                                                            ----------------------------------------------------------------
Distributions from:
   Net investment income...................................        -           (0.16)    (0.12)    (0.26)    (0.16)    (0.15)
   Net realized gain on securities.........................        -           (0.96)        -         -         -     (0.34)
                                                            ----------------------------------------------------------------
   Total distributions.....................................        -           (1.12)    (0.12)    (0.26)    (0.16)    (0.49)
                                                            ----------------------------------------------------------------
Net asset value at end of period........................... $  23.70        $  24.25  $  20.82  $  19.38  $  18.28  $  15.73
                                                            ----------------------------------------------------------------
TOTAL RETURN/(a)/..........................................    (2.27)%/(h)/    22.35%     8.09%     7.47%    17.27%    (7.89)%
                                                            ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............     0.62%/(b)/      0.62%     0.63%     0.63%     0.63%     0.65%
Ratio of expenses to average net assets/(d)/...............     0.62%/(b)/      0.62%     0.63%     0.63%     0.63%     0.65%
Ratio of expense reductions to average net assets..........     0.02%           0.02%        -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................     1.28%/(b)/      1.31%     1.30%     1.42%     0.89%     1.05%
Ratio of net investment income (loss) to average net
 assets/(d)/...............................................     1.28%/(b)/      1.31%     1.30%     1.42%     0.89%     1.05%
Portfolio turnover rate....................................      124%            153%      139%       53%       79%       58%
Number of shares outstanding at end of period (000's)......   19,129          19,308    18,349    20,461    21,814    22,221
Net assets at end of period (000's)........................ $453,326        $468,159  $382,067  $396,563  $398,820  $349,610

                                                                      Global Strategy Fund
                                                            -----------------------------------
                                                              Six Months               December 5,
                                                                Ended      Year Ended   2005* to
                                                             November 30,   May 31,      May 31,
                                                              2007/(g)/       2007        2006
                                                            ------------   ---------- -----------

PER SHARE DATA
Net asset value at beginning of period..................... $  13.08        $  10.92   $  10.00
                                                            -----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................     0.19            0.31       0.03
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................     0.14            2.05       0.90
                                                            -----------------------------------
   Total income (loss) from investment operations..........     0.33            2.36       0.93
                                                            -----------------------------------
Distributions from:
   Net investment income...................................        -           (0.16)     (0.01)
   Net realized gain on securities.........................        -           (0.04)         -
                                                            -----------------------------------
   Total distributions.....................................        -           (0.20)     (0.01)
                                                            -----------------------------------
Net asset value at end of period........................... $  13.41        $  13.08   $  10.92
                                                            -----------------------------------
TOTAL RETURN/(a)/..........................................     2.52%          21.86%      9.30%/(f)/
                                                            -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............     0.70%/(b)/      0.71%      0.72%/(b)/
Ratio of expenses to average net assets/(d)/...............     0.70%/(b)/      0.71%      1.57%/(b)/
Ratio of expense reductions to average net assets..........        -               -          -
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................     2.90%/(b)/      2.60%      3.80%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/...............................................     2.90%/(b)/      2.60%      2.94%/(b)/
Portfolio turnover rate....................................       13%             31%         1%
Number of shares outstanding at end of period (000's)......   38,277          38,988     37,843
Net assets at end of period (000's)........................ $513,201        $509,885   $413,319

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited
/(h)/The Fund's performance was increased by 0.12% from a reimbursement by an affiliate (see Note 3).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                     Government Securities Fund
                                          --------------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended May 31,
                                           November 30,  -----------------------------------------------------------
                                            2007/(h)/      2007       2006         2005           2004           2003
                                          ------------   --------  --------   --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period... $  10.12       $   9.86  $  10.14   $   9.82       $  11.24       $  10.37
                                          --------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(d)/.....     0.23           0.43      0.37       0.31           0.27           0.38
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................     0.44           0.07     (0.46)      0.33          (0.65)          0.95
                                          --------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................     0.67           0.50     (0.09)      0.64          (0.38)          1.33
                                          --------------------------------------------------------------------------
Distributions from:
   Net investment income.................        -          (0.24)    (0.19)     (0.32)         (0.29)         (0.39)
   Net realized gain on securities.......        -              -         -          -          (0.75)         (0.07)
                                          --------------------------------------------------------------------------
   Total distributions...................        -          (0.24)    (0.19)     (0.32)         (1.04)         (0.46)
                                          --------------------------------------------------------------------------
Net asset value at end of period......... $  10.79       $  10.12  $   9.86   $  10.14       $   9.82       $  11.24
                                          --------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     6.62%          5.12%    (0.94)%     6.54%/(e)/    (3.40)%        12.99%
                                          --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/.............................     0.70%/(g)/     0.67%     0.65%      0.66%          0.65%          0.66%
Ratio of expenses to average net
 assets/(c)/.............................     0.70%/(g)/     0.67%     0.65%      0.66%          0.65%          0.66%
Ratio of expense reductions to
 average net assets......................        -              -         -          -              -              -
Ratio of net investment income (loss)
 to average net assets/(b)/..............     4.37%/(g)/     4.22%     3.68%      3.03%          2.59%          3.54%
Ratio of net investment income (loss)
 to average net assets/(c)/..............     4.37%/(g)/     4.22%     3.68%      3.03%          2.59%          3.54%
Portfolio turnover rate..................       28%           141%       99%       216%/(f)/      169%/(f)/      209%/(f)/
Number of shares outstanding at end
 of period (000's).......................   10,019         10,221    11,775     13,361         14,904         17,836
Net assets at end of period (000's)...... $108,142       $103,483  $116,084   $135,549       $146,347       $200,412

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2005 2004 2003
                                              ---- ---- ----
                   Government Securities Fund 216% 169% 201%

/(g)/Annualized
/(h)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                 Growth & Income Fund
                                                      --------------------------------------------------------------------
                                                        Six Months
                                                          Ended                           Year Ended May 31,
                                                       November 30,   ----------------------------------------------------
                                                        2007/(g)/        2007       2006       2005       2004         2003
                                                      ------------    --------   --------   --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period............... $  17.73        $  14.70   $  14.02   $  12.87   $  11.32   $  12.87
                                                      --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................     0.11            0.19       0.15       0.19       0.07       0.09
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............    (0.24)           2.95       0.60       1.15       1.55      (1.55)
                                                      --------------------------------------------------------------------
   Total income (loss) from investment operations....    (0.13)           3.14       0.75       1.34       1.62      (1.46)
                                                      --------------------------------------------------------------------
Distributions from:
   Net investment income.............................        -           (0.11)     (0.07)     (0.19)     (0.07)     (0.09)
   Net realized gain on securities...................        -               -          -          -          -          -
                                                      --------------------------------------------------------------------
   Total distributions...............................        -           (0.11)     (0.07)     (0.19)     (0.07)     (0.09)
                                                      --------------------------------------------------------------------
Net asset value at end of period..................... $  17.60        $  17.73   $  14.70   $  14.02   $  12.87   $  11.32
                                                      --------------------------------------------------------------------
TOTAL RETURN/(a)/....................................    (0.73)%/(h)/    21.40%      5.36%     10.47%     14.33%    (11.31)%
                                                      --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     0.85%/(f)/      0.85%      0.85%      0.85%      0.85%      0.85%
Ratio of expenses to average net assets/(c)/.........     0.88%/(f)/      0.89%      0.89%      0.90%      0.89%      0.91%
Ratio of expense reductions to average net assets....     0.02%/(f)/      0.02%         -          -          -          -
Ratio of net investment income (loss) to
 average net assets/(b)/.............................     1.20%/(f)/      1.18%      1.04%      1.41%      0.55%      0.82%
Ratio of net investment income (loss) to
 average net assets/(c)/.............................     1.16%/(f)/      1.13%      1.00%      1.35%      0.51%      0.76%
Portfolio turnover rate..............................      105%            169%       148%        74%       168%        97%
Number of shares outstanding at end of period
 (000's).............................................    8,001           8,422      9,858     12,102     13,963     15,402
Net assets at end of period (000's).................. $140,809        $149,283   $144,880   $169,724   $179,737   $174,359

                                                                                 Health Sciences Fund
                                                      --------------------------------------------------------------------
                                                        Six Months
                                                          Ended                           Year Ended May 31,
                                                       November 30,   ----------------------------------------------------
                                                        2007/(g)/        2007       2006       2005       2004         2003
                                                      ------------    --------   --------   --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period............... $  11.53        $  10.64   $   9.49   $  10.06   $   7.98   $   7.76
                                                      --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................    (0.05)          (0.06)     (0.08)     (0.08)     (0.07)     (0.05)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............     0.69            2.37       1.70      (0.02)      2.15       0.27
                                                      --------------------------------------------------------------------
   Total income (loss) from investment operations....     0.64            2.31       1.62      (0.10)      2.08       0.22
                                                      --------------------------------------------------------------------
Distributions from:
   Net investment income.............................        -               -          -          -          -          -
   Net realized gain on securities...................        -           (1.42)     (0.47)     (0.47)         -          -
                                                      --------------------------------------------------------------------
   Total distributions...............................        -           (1.42)     (0.47)     (0.47)         -          -
                                                      --------------------------------------------------------------------
Net asset value at end of period..................... $  12.17        $  11.53   $  10.64   $   9.49   $  10.06   $   7.98
                                                      --------------------------------------------------------------------
TOTAL RETURN/(a)/....................................     5.55%          23.19%     16.94%     (1.23)%    26.07%      2.84%/(e)/
                                                      --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     1.17%/(f)/      1.17%      1.16%      1.17%      1.15%      1.24%
Ratio of expenses to average net assets/(c)/.........     1.17%/(f)/      1.17%      1.16%      1.17%      1.15%      1.24%
Ratio of expense reductions to average net assets....     0.00%/(f)/      0.01%      0.01%      0.01%      0.03%      0.03%
Ratio of net investment income (loss) to
 average net assets/(b)/.............................    (0.79)%/(f)/    (0.57)%    (0.76)%    (0.80)%    (0.77)%    (0.75)%
Ratio of net investment income (loss) to
 average net assets/(c)/.............................    (0.79)%/(f)/    (0.57)%    (0.76)%    (0.80)%    (0.77)%    (0.75)%
Portfolio turnover rate..............................       25%             47%        54%        49%        41%        48%
Number of shares outstanding at end of period
 (000's).............................................   16,800          17,035     17,026     15,856     15,312      9,732
Net assets at end of period (000's).................. $204,460        $196,444   $181,078   $150,541   $154,050   $ 77,673

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Annualized
/(g)/Unaudited
/(h)/The Fund's performance was increased by 0.17% from a reimbursement by an affiliate (see Note 3).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                Inflation Protected Fund
                                                    ------------------------------------------
                                                     Six Months       Year Ended     December 20,
                                                       Ended           May 31,         2004* to
                                                    November 30,  ----------------     May 31,
                                                     2007/(g)/      2007     2006        2005
                                                    ------------  -------  -------   ------------

PER SHARE DATA
Net asset value at beginning of period............. $  9.59       $  9.60  $ 10.17     $ 10.00
                                                    ------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............    0.19          0.39     0.43        0.20
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........    0.51         (0.07)   (0.68)       0.10
                                                    ------------------------------------------
   Total income (loss) from investment operations..    0.70          0.32    (0.25)       0.30
                                                    ------------------------------------------
Distributions from:
   Net investment income...........................       -         (0.33)   (0.32)      (0.13)
   Net realized gain on securities.................       -             -     0.00           -
                                                    ------------------------------------------
   Total distributions.............................       -         (0.33)   (0.32)      (0.13)
                                                    ------------------------------------------
Net asset value at end of period................... $ 10.29       $  9.59  $  9.60     $ 10.17
                                                    ------------------------------------------
TOTAL RETURN/(a)/..................................    7.30%         3.35%   (2.44)%      3.00%
                                                    ------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......    0.65%/(f)/    0.65%    0.65%       0.65%/(f)/
Ratio of expenses to average net assets/(c)/.......    1.00%/(f)/    1.05%    1.02%       2.27%/(f)/
Ratio of expense reductions to average net assets..       -             -        -           -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    3.85%/(f)/    4.00%    4.45%       4.67%/(f)/
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    3.50%/(f)/    3.61%    4.08%       3.05%/(f)/
Portfolio turnover rate............................       1%           37%      13%         39%
Number of shares outstanding at end of period
 (000's)...........................................   1,752         1,640    1,668       1,069
Net assets at end of period (000's)................ $18,038       $15,722  $16,016     $10,873

                                                                           International Equities Fund
                                                    -----------------------------------------------------------------------
                                                       Six Months
                                                         Ended                          Year Ended May 31,
                                                      November 30,   ------------------------------------------------------
                                                       2007/(g)/        2007       2006         2005        2004      2003
                                                    ------------     ----------  --------  --------       --------  -------

PER SHARE DATA
Net asset value at beginning of period............. $    11.29       $     9.79  $   7.56  $   6.80       $   5.50  $  6.67
                                                    -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............       0.12             0.25      0.19      0.16           0.12     0.09
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........       0.10             2.02      2.09      0.73           1.29    (1.20)
                                                    -----------------------------------------------------------------------
   Total income (loss) from investment operations..       0.22             2.27      2.28      0.89           1.41    (1.11)
                                                    -----------------------------------------------------------------------
Distributions from:
   Net investment income...........................          -            (0.16)    (0.05)    (0.13)         (0.11)   (0.06)
   Net realized gain on securities.................          -            (0.61)        -         -              -        -
                                                    -----------------------------------------------------------------------
   Total distributions.............................          -            (0.77)    (0.05)    (0.13)         (0.11)   (0.06)
                                                    -----------------------------------------------------------------------
Net asset value at end of period................... $    11.51       $    11.29  $   9.79  $   7.56       $   6.80  $  5.50
                                                    -----------------------------------------------------------------------
TOTAL RETURN/(a)/..................................       1.95%           24.05%    30.32%    13.10%/(e)/    25.78%  (16.64)%
                                                    -----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......       0.47%/(f)/       0.50%     0.56%     0.67%          0.61%    0.68%
Ratio of expenses to average net assets/(c)/.......       0.47%/(f)/       0.50%     0.56%     0.67%          0.61%    0.68%
Ratio of expense reductions to average net assets..          -                -         -         -              -        -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................       2.05%/(f)/       2.45%     2.19%     2.17%          1.96%    1.71%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................       2.05%/(f)/       2.45%     2.19%     2.17%          1.96%    1.71%
Portfolio turnover rate............................         60%              47%       98%       68%            12%       0%
Number of shares outstanding at end of period
 (000's)...........................................    101,938           97,164    83,906    65,340         29,964   16,491
Net assets at end of period (000's)................ $1,173,665       $1,097,046  $821,577  $493,945       $203,768  $90,680

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Annualized
/(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                         International Government Bond Fund
                              -----------------------------------------------------------------------------------
                                Six Months
                                  Ended                                  Year Ended May 31,
                               November 30,  --------------------------------------------------------------------
                                2007/(g)/         2007           2006           2005           2004           2003
                              ------------   --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at
 beginning of period......... $  12.05       $  12.08       $  13.04       $  13.40       $  13.83       $  11.04
                              -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
   Net investment income
    (loss)/(d)/..............     0.26           0.49           0.48           0.50           0.55           0.05
   Net realized and
    unrealized gain (loss)
    on investments and
    foreign currencies.......     0.41           0.42          (0.17)          1.08          (0.25)          2.81
                              -----------------------------------------------------------------------------------
   Total income (loss) from
    investment operations....     0.67           0.91           0.31           1.58           0.30           2.86
                              -----------------------------------------------------------------------------------
Distributions from:
   Net investment income.....        -          (0.52)         (0.28)         (0.76)         (0.52)             -
   Net realized gain on
    securities...............        -          (0.42)         (0.99)         (1.18)         (0.21)         (0.07)
                              -----------------------------------------------------------------------------------
   Total distributions.......        -          (0.94)         (1.27)         (1.94)         (0.73)         (0.07)
                              -----------------------------------------------------------------------------------
Net asset value at end of
 period...................... $  12.72       $  12.05       $  12.08       $  13.04       $  13.40       $  13.83
                              -----------------------------------------------------------------------------------
TOTAL RETURN/(a)/............     5.56%          7.60%/(e)/     2.65%/(e)/    12.30%          2.10%         25.96%
                              -----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(b)/.....     0.70%/(h)/     0.70%          0.71%          0.69%          0.72%          0.77%
Ratio of expenses to
 average net assets/(c)/.....     0.70%/(h)/     0.70%          0.71%          0.69%          0.72%          0.77%
Ratio of expense reductions
 to average net assets.......        -              -              -              -              -              -
Ratio of net investment
 income (loss) to average
 net assets/(b)/.............     4.30%/(h)/     4.04%          3.81%          3.77%          3.95%          4.81%
Ratio of net investment
 income (loss) to average
 net assets/(c)/.............     4.30%/(h)/     4.04%          3.81%          3.77%          3.95%          4.81%
Portfolio turnover rate......       90%           164%           198%           136%/(f)/      119%/(f)/       70%/(f)/
Number of shares
 outstanding at end of
 period (000's)..............   11,114         11,264         11,377         11,362         10,753         11,386
Net assets at end of period
 (000's)..................... $141,412       $135,777       $137,405       $148,171       $144,083       $157,478

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2005 2004 2003
                                                        ---- ---- ----
          International Government Bond Fund........... 136% 119%  70%

/(g)/Unaudited
/(h)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                               International Growth I Fund
                                                            ---------------------------------------------------------------
                                                              Six Months
                                                                Ended                      Year Ended May 31,
                                                             November 30,  ------------------------------------------------
                                                              2007/(g)/      2007      2006      2005      2004       2003
                                                            ------------   --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period..................... $  12.91       $  10.30  $   8.07  $   7.38  $   6.07  $   7.25
                                                            ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................     0.06           0.14      0.16      0.08      0.06      0.08
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................     0.71           2.65      2.12      0.69      1.31     (1.15)
                                                            ---------------------------------------------------------------
   Total income (loss) from investment operations..........     0.77           2.79      2.28      0.77      1.37     (1.07)
                                                            ---------------------------------------------------------------
Distributions from:
   Net investment income...................................        -          (0.18)    (0.05)    (0.08)    (0.06)    (0.11)
   Net realized gain on securities.........................        -              -         -         -         -         -
                                                            ---------------------------------------------------------------
   Total distributions.....................................        -          (0.18)    (0.05)    (0.08)    (0.06)    (0.11)
                                                            ---------------------------------------------------------------
Net asset value at end of period........................... $  13.68       $  12.91  $  10.30  $   8.07  $   7.38  $   6.07
                                                            ---------------------------------------------------------------
TOTAL RETURN/(a)/..........................................     5.96%         27.31%    28.35%    10.46%    22.57%   (14.76)%
                                                            ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............     1.01%/(b)/     1.01%     1.01%     1.03%     1.06%     1.06%
Ratio of expenses to average net assets/(d)/...............     1.10%/(b)/     1.11%     1.19%     1.29%     1.28%     1.36%
Ratio of expense reductions to average net assets..........     0.00%/(b)/     0.00%        -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................     0.98%/(b)/     1.19%     1.71%     0.99%     0.83%     1.25%
Ratio of net investment income (loss) to average net
 assets/(d)/...............................................     0.88%/(b)/     1.09%     1.53%     0.73%     0.61%     0.95%
Portfolio turnover rate....................................       29%            74%       97%       94%      164%      192%
Number of shares outstanding at end of period (000's)......   52,283         51,765    48,065    46,352    52,010    56,825
Net assets at end of period (000's)........................ $715,026       $668,274  $495,181  $374,189  $383,924  $345,213

                                                                      Large Cap Core Fund
                                                            ----------------------------------
                                                             Six Months               December 5,
                                                               Ended      Year Ended   2005* to
                                                            November 30,   May 31,      May 31,
                                                             2007/(g)/       2007        2006
                                                            ------------  ---------- -----------

PER SHARE DATA
Net asset value at beginning of period..................... $ 11.91        $ 10.10    $  10.00
                                                            ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................    0.05           0.13        0.02
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................    0.05           1.78        0.09
                                                            ----------------------------------
   Total income (loss) from investment operations..........    0.10           1.91        0.11
                                                            ----------------------------------
Distributions from:
   Net investment income...................................       -          (0.10)      (0.01)
   Net realized gain on securities.........................       -              -           -
                                                            ----------------------------------
   Total distributions.....................................       -          (0.10)      (0.01)
                                                            ----------------------------------
Net asset value at end of period........................... $ 12.01        $ 11.91    $  10.10
                                                            ----------------------------------
TOTAL RETURN/(a)/..........................................    0.84%         19.01%       1.10%/(f)/
                                                            ----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............    0.85%/(b)/     0.85%       0.85%/(b)/
Ratio of expenses to average net assets/(d)/...............    0.95%/(b)/     0.91%       2.43%/(b)/
Ratio of expense reductions to average net assets..........    0.02%/(b)/     0.01%          -
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................    0.80%/(b)/     1.15%       3.49%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/...............................................    0.69%/(b)/     1.09%       1.90%/(b)/
Portfolio turnover rate....................................      18%            24%          2%
Number of shares outstanding at end of period (000's)......   5,640          7,405      17,431
Net assets at end of period (000's)........................ $67,754        $88,186    $176,038

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                       Large Capital Growth Fund
                                          ---------------------------------------------
                                            Six Months        Year Ended      December 20,
                                              Ended            May 31,          2004* to
                                           November 30,  ------------------     May 31,
                                            2007/(g)/      2007       2006        2005
                                          ------------   --------  --------   ------------

PER SHARE DATA
Net asset value at beginning of period... $  12.38       $  10.43  $   9.85      $10.00
                                          ---------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/.....     0.02           0.05      0.01        0.01
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................     0.60           1.93      0.59       (0.16)
                                          ---------------------------------------------
   Total income (loss) from investment
    operations...........................     0.62           1.98      0.60       (0.15)
                                          ---------------------------------------------
Distributions from:
   Net investment income.................        -          (0.03)    (0.02)       0.00
   Net realized gain on securities.......        -              -         -           -
                                          ---------------------------------------------
   Total distributions...................        -          (0.03)    (0.02)       0.00
                                          ---------------------------------------------
Net asset value at end of period......... $  13.00       $  12.38  $  10.43      $ 9.85
                                          ---------------------------------------------
TOTAL RETURN/(a)/........................     5.01%         18.97%     6.08%      (1.49)%
                                          ---------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................     0.77%/(b)/     0.76%     0.79%       0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................     0.77%/(b)/     0.76%     1.33%       2.73%/(b)/
Ratio of expense reductions to average
 net assets..............................     0.01%/(b)/     0.01%        -           -
Ratio of net investment income (loss)
 to average net assets/(c)/..............     0.29%/(b)/     0.42%     0.30%       0.29%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............     0.29%/(b)/     0.42%    (0.24)%     (1.59)%/(b)/
Portfolio turnover rate..................       26%            78%      404%         45%
Number of shares outstanding at end of
 period (000's)..........................   44,390         47,394    58,300       1,000
Net assets at end of period (000's)...... $576,870       $586,875  $608,299      $9,849

                                                                          Mid Cap Index Fund
                                          --------------------------------------------------------------------------------
                                             Six Months
                                               Ended                              Year Ended May 31,
                                            November 30,   ---------------------------------------------------------------
                                             2007/(g)/        2007           2006          2005        2004         2003
                                          ------------     ----------  ----------       ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period... $    26.62       $    23.72  $    21.46       $    19.41  $    15.62  $    18.01
                                          --------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/.....       0.13             0.30        0.25             0.19        0.14        0.11
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................      (1.63)            4.38        3.00             2.42        3.94       (1.88)
                                          --------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................      (1.50)            4.68        3.25             2.61        4.08       (1.77)
                                          --------------------------------------------------------------------------------
Distributions from:
   Net investment income.................          -            (0.12)      (0.11)           (0.19)      (0.15)      (0.10)
   Net realized gain on securities.......          -            (1.66)      (0.88)           (0.37)      (0.14)      (0.52)
                                          --------------------------------------------------------------------------------
   Total distributions...................          -            (1.78)      (0.99)           (0.56)      (0.29)      (0.62)
                                          --------------------------------------------------------------------------------
Net asset value at end of period......... $    25.12       $    26.62  $    23.72       $    21.46  $    19.41  $    15.62
                                          --------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................      (5.63)%          20.77%      15.35%/(f)/      13.50%      26.22%      (9.50)%
                                          --------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................       0.37%/(b)/       0.38%       0.39%            0.40%       0.41%       0.45%
Ratio of expenses to average net
 assets/(d)/.............................       0.37%/(b)/       0.38%       0.39%            0.40%       0.41%       0.45%
Ratio of expense reductions to average
 net assets..............................          -                -           -                -           -           -
Ratio of net investment income (loss)
 to average net assets/(c)/..............       1.01%/(b)/       1.27%       1.09%            0.95%       0.80%       0.77%
Ratio of net investment income (loss)
 to average net assets/(d)/..............       1.01%/(b)/       1.27%       1.09%            0.95%       0.80%       0.77%
Portfolio turnover rate..................          8%              14%         19%              14%         11%         10%
Number of shares outstanding at end of
 period (000's)..........................    117,383          115,417     101,116           89,704      80,118      70,135
Net assets at end of period (000's)...... $2,949,151       $3,071,995  $2,398,610       $1,925,334  $1,554,815  $1,095,294

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                    Mid Cap Strategic Growth Fund
                                                         --------------------------------------------
                                                           Six Months       Year Ended      December 20,
                                                             Ended            May 31,         2004* to
                                                          November 30,  ------------------    May 31,
                                                           2007/(f)/      2007      2006        2005
                                                         ------------   --------  --------  ------------

PER SHARE DATA
Net asset value at beginning of period.................. $  14.14       $  11.76  $   9.97     $10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.01           0.00      0.02      (0.02)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............     1.43           2.39      1.77      (0.01)
                                                         --------------------------------------------
   Total income (loss) from investment operations.......     1.44           2.39      1.79      (0.03)
                                                         --------------------------------------------
Distributions from:
   Net investment income................................        -          (0.01)        -       0.00
   Net realized gain on securities......................        -              -         -          -
                                                         --------------------------------------------
   Total distributions..................................        -          (0.01)        -       0.00
                                                         --------------------------------------------
Net asset value at end of period........................ $  15.58       $  14.14  $  11.76     $ 9.97
                                                         --------------------------------------------
TOTAL RETURN/(a)/.......................................    10.18%         20.30%    17.95%     (0.28)%
                                                         --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.83%/(e)/     0.83%     0.84%      0.85%/(e)/
Ratio of expenses to average net assets/(c)/............     0.83%/(e)/     0.83%     1.39%      2.68%/(e)/
Ratio of expense reductions to average net assets.......     0.01%/(e)/     0.00%        -          -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     0.19%/(e)/     0.00%     0.60%     (0.37)%/(e)/
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     0.19%/(e)/     0.00%     0.05%     (2.20)%/(e)/
Portfolio turnover rate.................................       72%           242%      486%        72%
Number of shares outstanding at end of period (000's)...   24,614         23,317    30,660      1,000
Net assets at end of period (000's)..................... $383,462       $329,635  $360,613     $9,976

                                                                               Money Market I Fund
                                                         ---------------------------------------------------------------
                                                           Six Months
                                                             Ended                     Year Ended May 31,
                                                          November 30,  ------------------------------------------------
                                                           2007/(f)/      2007      2006      2005      2004      2003
                                                         ------------   --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................. $   1.00       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                         ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.02           0.05      0.04      0.01      0.01      0.01
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............        -              -         -         -         -         -
                                                         ---------------------------------------------------------------
   Total income (loss) from investment operations.......     0.02           0.05      0.04      0.01      0.01      0.01
                                                         ---------------------------------------------------------------
Distributions from:
   Net investment income................................    (0.02)         (0.05)    (0.04)    (0.01)    (0.01)    (0.01)
   Net realized gain on securities......................        -              -         -         -         -         -
                                                         ---------------------------------------------------------------
   Total distributions..................................    (0.02)         (0.05)    (0.04)    (0.01)    (0.01)    (0.01)
                                                         ---------------------------------------------------------------
Net asset value at end of period........................ $   1.00       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                         ---------------------------------------------------------------
TOTAL RETURN/(a)/.......................................     2.29%          4.90%     3.61%     1.46%     0.51%     1.00%
                                                         ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.51%/(e)/     0.52%     0.53%     0.57%     0.60%     0.59%
Ratio of expenses to average net assets/(c)/............     0.51%/(e)/     0.52%     0.56%     0.61%     0.64%     0.64%
Ratio of expense reductions to average net assets.......        -              -         -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     4.52%/(e)/     4.80%     3.56%     1.43%     0.51%     1.01%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     4.52%/(e)/     4.80%     3.54%     1.40%     0.47%     0.96%
Portfolio turnover rate.................................      N/A            N/A       N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...  533,796        516,352   442,628   407,934   453,707   524,446
Net assets at end of period (000's)..................... $533,832       $516,352  $442,628  $407,933  $453,707  $524,446

*  Date Fund commenced operations
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized
/(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                      Nasdaq-100(R) Index Fund
                                                    -----------------------------------------------------------
                                                      Six Months
                                                        Ended                    Year Ended May 31,
                                                     November 30,  --------------------------------------------
                                                      2007/(f)/      2007     2006     2005     2004      2003
                                                    ------------   -------  -------  -------  -------   -------

PER SHARE DATA
Net asset value at beginning of period............. $   5.34       $  4.38  $  4.28  $  4.11  $  3.36   $  3.40
                                                    -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.01          0.00     0.00     0.03    (0.01)    (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     0.43          0.96     0.10     0.17     0.76     (0.03)
                                                    -----------------------------------------------------------
   Total income (loss) from investment operations..     0.44          0.96     0.10     0.20     0.75     (0.04)
                                                    -----------------------------------------------------------
Distributions from:
   Net investment income...........................        -         (0.00)   (0.00)   (0.03)       -         -
   Net realized gain on securities.................        -             -        -        -        -         -
                                                    -----------------------------------------------------------
   Total distributions.............................        -         (0.00)       -    (0.03)       -         -
                                                    -----------------------------------------------------------
Net asset value at end of period................... $   5.78       $  5.34  $  4.38  $  4.28  $  4.11   $  3.36
                                                    -----------------------------------------------------------
TOTAL RETURN/(a)/..................................     8.24%        22.01%    2.36%    4.81%   22.32%    (1.18)%
                                                    -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.57%/(e)/    0.63%    0.61%    0.65%    0.63%     0.81%
Ratio of expenses to average net assets/(c)/.......     0.60%/(e)/    0.63%    0.61%    0.65%    0.63%     0.81%
Ratio of expense reductions to average net assets..        -             -        -        -        -         -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     0.20%/(e)/    0.08%    0.07%    0.73%   (0.32)%   (0.48)%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     0.18%/(e)/    0.08%    0.07%    0.73%   (0.32)%   (0.48)%
Portfolio turnover rate............................        2%            5%      14%       8%      14%        6%
Number of shares outstanding at end of period
 (000's)...........................................   17,518        15,678   18,856   21,147   22,672    15,570
Net assets at end of period (000's)................ $101,218       $83,647  $82,519  $90,520  $93,089   $52,306

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized
/(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                    Science & Technology Fund
                                          ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended May 31,
                                           November 30,   ------------------------------------------------------------
                                            2007/(f)/        2007        2006         2005         2004         2003
                                          ------------    --------   ----------   ----------   ----------   ----------

PER SHARE DATA
Net asset value at beginning of period... $  13.67        $  11.50   $    11.27   $    11.08   $     9.14   $     9.56
                                          ----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(d)/.....    (0.02)          (0.05)       (0.05)       (0.00)       (0.07)       (0.05)
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................     0.98            2.22         0.28         0.19         2.01        (0.37)
                                          ----------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................     0.96            2.17         0.23         0.19         1.94        (0.42)
                                          ----------------------------------------------------------------------------
Distributions from:
   Net investment income.................        -               -            -            -            -            -
   Net realized gain on securities.......        -               -            -            -            -            -
                                          ----------------------------------------------------------------------------
   Total distributions...................        -               -            -            -            -            -
                                          ----------------------------------------------------------------------------
Net asset value at end of period......... $  14.63        $  13.67   $    11.50   $    11.27   $    11.08   $     9.14
                                          ----------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     7.02%          18.87%        2.04%        1.71%       21.23%       (4.39)%
                                          ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/.............................     1.05%/(e)/      1.03%        1.01%        1.03%        1.01%        1.00%
Ratio of expenses to average net
 assets/(c)/.............................     1.05%/(e)/      1.03%        1.01%        1.03%        1.02%        1.04%
Ratio of expense reductions to average
 net assets..............................     0.01%/(e)/      0.02%        0.02%        0.01%        0.01%        0.02%
Ratio of net investment income (loss)
 to average net assets/(b)/..............    (0.23)%/(e)/    (0.39)%      (0.42)%      (0.02)%      (0.68)%      (0.66)%
Ratio of net investment income (loss)
 to average net assets/(c)/..............    (0.23)%/(e)/    (0.39)%      (0.42)%      (0.02)%      (0.69)%      (0.71)%
Portfolio turnover rate..................       72%            163%         117%          56%          56%          53%
Number of shares outstanding at end of
 period (000's)..........................   66,950          70,630       89,433      107,429      126,963      129,123
Net assets at end of period (000's)...... $979,690        $965,650   $1,028,643   $1,210,236   $1,406,766   $1,180,380

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized
/(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                         Small Cap Aggressive Growth Fund
                                                    -----------------------------------
                                                      Six Months               December 5,
                                                        Ended      Year Ended   2005* to
                                                     November 30,   May 31,      May 31,
                                                      2007/(g)/       2007        2006
                                                    ------------   ---------- -----------

PER SHARE DATA
Net asset value at beginning of period............. $ 11.71         $ 10.22     $ 10.00
                                                    -----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...............   (0.03)          (0.08)      (0.01)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............       -            1.58        0.23
                                                    -----------------------------------
   Total income (loss) from investment operations..   (0.03)           1.50        0.22
                                                    -----------------------------------
Distributions from:
   Net investment income...........................       -               -           -
   Net realized gain on securities.................       -           (0.01)          -
                                                    -----------------------------------
   Total distributions.............................       -           (0.01)          -
                                                    -----------------------------------
Net asset value at end of period................... $ 11.68         $ 11.71     $ 10.22
                                                    -----------------------------------
TOTAL RETURN/(a)/..................................   (0.26)%         14.70%       2.20%
                                                    -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......    1.00%/(b)/      1.00%       1.00%/(b)/
Ratio of expenses to average net assets/(d)/.......    1.35%/(b)/      1.15%       3.18%/(b)/
Ratio of expense reductions to average net assets..    0.03%/(b)/      0.02%          -
Ratio of net investment income (loss) to average
 net assets/(c)/...................................   (0.48)%/(b)/    (0.83)%     (0.80)%/(b)/
Ratio of net investment income (loss) to average
 net assets/(d)/...................................   (0.83)%/(b)/    (0.98)%     (2.98)%/(b)/
Portfolio turnover rate............................      59%            192%         28%
Number of shares outstanding at end of period
 (000's)...........................................   5,765           4,434       6,032
Net assets at end of period (000's)................ $67,346         $51,911     $61,659

                                                                                 Small Cap Fund
                                                    -----------------------------------------------------------------------
                                                      Six Months
                                                        Ended                          Year Ended May 31,
                                                     November 30,  --------------------------------------------------------
                                                      2007/(g)/       2007       2006         2005         2004       2003
                                                    ------------   --------   --------   --------       --------   --------

PER SHARE DATA
Net asset value at beginning of period............. $  13.22       $  12.64   $  11.01   $   9.75       $   7.67   $   8.75
                                                    -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...............     0.02           0.01       0.00      (0.02)         (0.04)     (0.02)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............    (1.81)          1.58       1.63       1.28           2.12      (1.06)
                                                    -----------------------------------------------------------------------
   Total income (loss) from investment operations..    (1.79)          1.59       1.63       1.26           2.08      (1.08)
                                                    -----------------------------------------------------------------------
Distributions from:
   Net investment income...........................        -              -          -          -              -          -
   Net realized gain on securities.................        -          (1.01)         -          -              -          -
                                                    -----------------------------------------------------------------------
   Total distributions.............................        -          (1.01)         -          -              -          -
                                                    -----------------------------------------------------------------------
Net asset value at end of period................... $  11.43       $  13.22   $  12.64   $  11.01       $   9.75   $   7.67
                                                    -----------------------------------------------------------------------
TOTAL RETURN/(a)/..................................   (13.54)%        13.29%     14.80%     12.92%/(f)/    27.12%    (12.34)%
                                                    -----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......     0.95%/(b)/     0.95%      0.95%      0.95%          0.95%      0.95%
Ratio of expenses to average net assets/(d)/.......     1.03%/(b)/     1.02%      1.02%      1.05%          1.04%      1.06%
Ratio of expense reductions to average net assets..     0.00%/(b)/     0.00%         -          -              -          -
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     0.32%/(b)/     0.04%     (0.02)%    (0.17)%        (0.39)%    (0.29)%
Ratio of net investment income (loss) to average
 net assets/(d)/...................................     0.24%/(b)/    (0.03)%    (0.09)%    (0.27)%        (0.48)%    (0.40)%
Portfolio turnover rate............................       41%            87%        83%       119%            66%        74%
Number of shares outstanding at end of period
 (000's)...........................................   38,119         41,863     48,356     55,101         62,391     69,895
Net assets at end of period (000's)................ $435,767       $553,319   $611,356   $606,923       $608,133   $535,870

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                 Small Cap Index Fund
                                         -------------------------------------------------------------------
                                            Six Months
                                              Ended                        Year Ended May 31,
                                           November 30,   --------------------------------------------------
                                            2007/(g)/        2007       2006      2005      2004       2003
                                         ------------     ----------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of
 period................................. $    19.41       $    17.24  $  15.16  $  13.97  $  10.86  $  11.97
                                         -------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(d)/....       0.13             0.21      0.15      0.11      0.08      0.09
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................      (1.87)            2.93      2.51      1.21      3.13     (1.12)
                                         -------------------------------------------------------------------
   Total income (loss) from
    investment operations...............      (1.74)            3.14      2.66      1.32      3.21     (1.03)
                                         -------------------------------------------------------------------
Distributions from:
   Net investment income................          -            (0.07)    (0.07)    (0.13)    (0.10)    (0.08)
   Net realized gain on securities......          -            (0.90)    (0.51)        -         -         -
                                         -------------------------------------------------------------------
   Total distributions..................          -            (0.97)    (0.58)    (0.13)    (0.10)    (0.08)
                                         -------------------------------------------------------------------
Net asset value at end of period........ $    17.67       $    19.41  $  17.24  $  15.16  $  13.97  $  10.86
                                         -------------------------------------------------------------------
TOTAL RETURN/(a)/.......................      (8.96)%          18.66%    17.84%     9.46%    29.62%    (8.55)%
                                         -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/............................       0.43%/(f)/       0.43%     0.45%     0.46%     0.48%     0.52%
Ratio of expenses to average net
 assets/(c)/............................       0.43%/(f)/       0.43%     0.45%     0.46%     0.48%     0.52%
Ratio of expense reductions to average
 net assets.............................          -                -         -         -         -         -
Ratio of net investment income (loss) to
 average net assets/(b)/................       1.39%/(f)/       1.20%     0.90%     0.78%     0.65%     0.93%
Ratio of net investment income (loss) to
 average net assets/(c)/................       1.39%/(f)/       1.20%     0.90%     0.78%     0.65%     0.93%
Portfolio turnover rate.................         12%              18%       22%       18%       15%       35%
Number of shares outstanding at end of
 period (000's).........................     65,340           62,786    57,051    45,300    34,417    24,411
Net assets at end of period (000's)..... $1,154,719       $1,218,827  $983,742  $686,567  $480,867  $265,018

                                               Small Cap Special Values Fund
                                         -----------------------------------
                                           Six Months               December 5,
                                             Ended      Year Ended   2005* to
                                          November 30,   May 31,      May 31,
                                           2007/(g)/       2007        2006
                                         ------------   ---------- -----------

PER SHARE DATA
Net asset value at beginning of
 period................................. $  12.62       $  10.59    $  10.00
                                         -----------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(d)/....     0.06           0.13        0.02
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................    (2.20)          2.01        0.58
                                         -----------------------------------
   Total income (loss) from
    investment operations...............    (2.14)          2.14        0.60
                                         -----------------------------------
Distributions from:
   Net investment income................        -          (0.06)      (0.01)
   Net realized gain on securities......        -          (0.05)          -
                                         -----------------------------------
   Total distributions..................        -          (0.11)      (0.01)
                                         -----------------------------------
Net asset value at end of period........ $  10.48       $  12.62    $  10.59
                                         -----------------------------------
TOTAL RETURN/(a)/.......................   (16.96)%        20.30%       6.02%/(e)/
                                         -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/............................     0.90%/(f)/     0.90%       0.90%/(f)/
Ratio of expenses to average net
 assets/(c)/............................     0.91%/(f)/     0.90%       2.30%/(f)/
Ratio of expense reductions to average
 net assets.............................     0.03%/(f)/     0.02%          -
Ratio of net investment income (loss) to
 average net assets/(b)/................     0.96%/(f)/     1.10%       2.91%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/................     0.94%/(f)/     1.10%       1.51%/(f)/
Portfolio turnover rate.................       27%            64%        132%
Number of shares outstanding at end of
 period (000's).........................   27,498         30,647      35,239
Net assets at end of period (000's)..... $288,306       $386,817    $373,291

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Annualized.
/(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                          Small Cap Strategic Growth Fund
                                                    ------------------------------------
                                                      Six Months                 December 5,
                                                        Ended       Year Ended    2005* to
                                                     November 30,    May 31,       May 31,
                                                      2007/(f)/        2007         2006
                                                    ------------    ---------- -----------

PER SHARE DATA
Net asset value at beginning of period............. $  11.65        $  10.33    $  10.00
                                                    ------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............    (0.02)          (0.02)       0.00
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............    (1.14)           1.34        0.33
                                                    ------------------------------------
   Total income (loss) from investment operations..    (1.16)           1.32        0.33
                                                    ------------------------------------
Distributions from:
   Net investment income...........................        -               -           -
   Net realized gain on securities.................        -               -           -
                                                    ------------------------------------
   Total distributions.............................        -               -           -
                                                    ------------------------------------
Net asset value at end of period................... $  10.49        $  11.65    $  10.33
                                                    ------------------------------------
TOTAL RETURN/(a)/..................................    (9.96)%         12.78%       3.30%
                                                    ------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     1.00%/(e)/      1.00%       1.00%/(e)/
Ratio of expenses to average net assets/(c)/.......     1.03%/(e)/      1.01%       2.49%/(e)/
Ratio of expense reductions to average net assets..     0.01%/(e)/      0.01%          -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    (0.37)%/(e)/    (0.20)%     (0.49)%/(e)/
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    (0.40)%/(e)/    (0.21)%     (1.98)%/(e)/
Portfolio turnover rate............................       45%             83%        277%
Number of shares outstanding at end of
 period (000's)....................................   12,728          13,987      18,720
Net assets at end of period (000's)................ $133,527        $162,946    $193,337

                                                                                  Stock Index Fund
                                                    ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended                            Year Ended May 31,
                                                      November 30,   ----------------------------------------------------------
                                                       2007/(f)/        2007        2006        2005        2004         2003
                                                    ------------     ----------  ----------  ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period............. $    39.80       $    33.87  $    32.17  $    30.74  $    26.51  $    30.11
                                                    ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............       0.31             0.58        0.53        0.54        0.39        0.35
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............      (1.30)            6.86        2.11        1.88        4.33       (2.97)
                                                    ---------------------------------------------------------------------------
   Total income (loss) from investment operations..      (0.99)            7.44        2.64        2.42        4.72       (2.62)
                                                    ---------------------------------------------------------------------------
Distributions from:
   Net investment income...........................          -            (0.31)      (0.25)      (0.54)      (0.39)      (0.34)
   Net realized gain on securities.................          -            (1.20)      (0.69)      (0.45)      (0.10)      (0.64)
                                                    ---------------------------------------------------------------------------
   Total distributions.............................          -            (1.51)      (0.94)      (0.99)      (0.49)      (0.98)
                                                    ---------------------------------------------------------------------------
Net asset value at end of period................... $    38.81       $    39.80  $    33.87  $    32.17  $    30.74  $    26.51
                                                    ---------------------------------------------------------------------------
TOTAL RETURN/(a)/..................................      (2.49)%          22.37%       8.27%       7.89%      17.90%      (8.44)%
                                                    ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......       0.35%/(e)/       0.35%       0.36%       0.38%       0.38%       0.40%
Ratio of expenses to average net assets/(c)/.......       0.35%/(e)/       0.35%       0.36%       0.38%       0.38%       0.40%
Ratio of expense reductions to average net assets..          -                -           -           -           -           -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................       1.57%/(e)/       1.58%       1.57%       1.72%       1.33%       1.39%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................       1.57%/(e)/       1.58%       1.57%       1.72%       1.33%       1.39%
Portfolio turnover rate............................          3%               4%          7%          5%          3%          6%
Number of shares outstanding at end of
 period (000's)....................................    130,545          133,576     140,078     138,996     137,616     136,800
Net assets at end of period (000's)................ $5,066,791       $5,316,922  $4,744,289  $4,471,146  $4,230,395  $3,627,137

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized
/(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                      VALIC Ultra Fund
                                                       ----------------------------------------
                                                          Six Months                   December 5,
                                                            Ended        Year Ended     2005* to
                                                         November 30,     May 31,        May 31,
                                                          2007/(g)/         2007          2006
                                                       ------------     ----------   -----------

PER SHARE DATA
Net asset value at beginning of period................ $    10.26       $     9.22   $    10.00
                                                       ----------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..................       0.01            (0.01)        0.01/(e)/
   Net realized and unrealized gain (loss) on
    investments and foreign currencies................       1.09             1.05        (0.79)
                                                       ----------------------------------------
   Total income (loss) from investment operations.....       1.10             1.04        (0.78)
                                                       ----------------------------------------
Distributions from:
   Net investment income..............................          -             0.00            -
   Net realized gain on securities....................          -                -            -
                                                       ----------------------------------------
   Total distributions................................          -             0.00            -
                                                       ----------------------------------------
Net asset value at end of period...................... $    11.36       $    10.26   $     9.22
                                                       ----------------------------------------
TOTAL RETURN/(a)/.....................................      10.72%           11.29%       (7.80)%
                                                       ----------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..........       0.95%/(b)/       0.94%        0.93%/(b)/
Ratio of expenses to average net assets/(d)/..........       0.95%/(b)/       0.94%        1.39%/(b)/
Ratio of expense reductions to average net assets.....          -                -            -
Ratio of net investment income (loss) to average net
 assets/(c)/..........................................       0.10%/(b)/      (0.09)%       1.55%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/..........................................       0.10%/(b)/      (0.09)%       1.09%/(b)/
Portfolio turnover rate...............................         81%             103%          38%
Number of shares outstanding at end of period (000's).     91,405           99,984      127,742
Net assets at end of period (000's)................... $1,038,118       $1,025,501   $1,177,556

                                                                                     Value Fund
                                                       ---------------------------------------------------------------------
                                                         Six Months
                                                           Ended                         Year Ended May 31,
                                                        November 30,  ------------------------------------------------------
                                                         2007/(g)/      2007        2006          2005        2004     2003
                                                       ------------   -------  --------       -------       -------  -------

PER SHARE DATA
Net asset value at beginning of period................ $  13.41       $ 12.19  $  11.15       $  9.99       $  8.62  $  9.69
                                                       ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..................     0.07          0.08      0.14          0.06          0.08     0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currencies................    (0.92)         3.10      1.07          1.42          1.38    (1.05)
                                                       ---------------------------------------------------------------------
   Total income (loss) from investment operations.....    (0.85)         3.18      1.21          1.48          1.46    (0.98)
                                                       ---------------------------------------------------------------------
Distributions from:
   Net investment income..............................        -         (0.24)    (0.05)        (0.01)        (0.09)   (0.06)
   Net realized gain on securities....................        -         (1.72)    (0.12)        (0.31)            -    (0.03)
                                                       ---------------------------------------------------------------------
   Total distributions................................        -         (1.96)    (0.17)        (0.32)        (0.09)   (0.09)
                                                       ---------------------------------------------------------------------
Net asset value at end of period...................... $  12.56       $ 13.41  $  12.19       $ 11.15       $  9.99  $  8.62
                                                       ---------------------------------------------------------------------
TOTAL RETURN/(a)/.....................................    (6.34)%       28.42%    10.92%/(f)/   14.83%/(f)/   17.01%  (10.01)%
                                                       ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..........     0.92%/(b)/    1.03%     0.92%         1.28%         1.32%    1.50%
Ratio of expenses to average net assets/(d)/..........     0.97%/(b)/    1.03%     0.92%         1.39%         1.32%    1.50%
Ratio of expense reductions to average net assets.....        -             -         -             -             -        -
Ratio of net investment income (loss) to average net
 assets/(c)/..........................................     1.06%/(b)/    0.65%     1.29%         0.60%         0.89%    0.94%
Ratio of net investment income (loss) to average net
 assets/(d)/..........................................     1.02%/(b)/    0.64%     1.29%         0.49%         0.89%    0.94%
Portfolio turnover rate...............................       72%          116%       76%          144%           36%      40%
Number of shares outstanding at end of period (000's).    8,850         6,691    16,214         2,053         1,448    1,291
Net assets at end of period (000's)................... $111,180       $89,740  $197,648       $22,890       $14,472  $11,134

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------


 At a meeting held on July 17-18, 2007, the Board of Directors (the "Board"), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), approved with respect to each Fund the continuation of the Investment Advisory Agreement between The Variable Annuity Life Insurance Company ("VALIC") and VC I (the "Advisory Agreement") and the investment subadvisory agreements between VALIC and each of the following sub-advisers of VC I (collectively, the "Subadvisory Agreements"): AIG Global Investment Corp. ("AIGGIC"); AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"); A I M Capital Management, Inc. ("AIM"); American Century Global Investment Management, Inc. ("American Century Global"); American Century Investment Management, Inc. ("American Century"); Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley"); Brazos Capital Management, L.P. ("Brazos Capital"); Evergreen Investment Management Company, LLC ("Evergreen"); Franklin Advisers, Inc. ("Franklin"); Franklin Portfolio Associates, LLC ("Franklin Portfolio"); Massachusetts Financial Services Company ("MFS"); Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen"); OppenheimerFunds, Inc. ("Oppenheimer"); Putnam Investment Management, LLC ("Putnam"); RCM Capital Management, LLC ("RCM"); T. Rowe Price Associates, Inc. ("T. Rowe Price"); Templeton Global Advisers, Ltd. ("Templeton Global") Templeton Investment Counsel, Inc. ("Templeton Investment"); and Wellington Management Company, LLP ("Wellington Management") (collectively referred to as the "Sub-advisers"). The Investment Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

 In addition, at a meeting held on October 29-30, 2007, the Board approved amendments to the Subadvisory Agreements. The Subadvisory Agreements were amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Funds can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.

 The Board was advised that the Sub-advisers completed detailed questionnaires and that their responses were reviewed by management and counsel to the Independent Directors. The Directors were advised of the various factors that they should consider in their review of the Advisory Contracts.

 In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against each Fund's benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Funds will benefit from possible economies of scale; (5) the profitability of VALIC and the Sub-advisers; (6) the advisory fee and subadvisory fees charged in connection with VALIC's and the Sub-advisers' management of the Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Sub-Advisor Expense Group/Universe"), as selected an independent third-party provider of investment company data; and (7) the terms of the Advisory Contracts.

 The Directors also took into account performance, fee and expense information regarding each Fund that is provided to them on a quarterly basis. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held at a special meeting held in June 2007 and the regular meeting held in July 2007, during which such independent counsel provided guidance to the Independent Directors.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC's management through Board meetings, discussions and reports during the preceding year. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC's and the Sub-advisers' management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectus and statement of additional information.

 The Board noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

 With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser's history and investment experience and received information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of the Sub-advisers (or the Sub-advisers' parent company). The Board also reviewed each Sub-adviser's brokerage practices.

 The Board reviewed VALIC's and the administrator's, AIG SAAMCo, an affiliate, compliance program and personnel. It also considered VALIC's and each Sub-adviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on VALIC's or the Sub-advisers' ability to provide services to the Funds.

 The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that each has the size and resources to attract and retain highly qualified investment professionals.

 Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund's total expenses, advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the subadvisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that subadvisory fees may vary widely within the

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Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also noted that VALIC was annually waiving a portion of its advisory fee and/or reimbursing expenses of the Funds.

 The total expense information, advisory fee information, and subadvisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was annualized based on information included in the VC I semi-annual report for the period ended November 30, 2006.

 The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds' investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2007 and that benchmark information presented by management was through the period June 30, 2007.

   . Asset Allocation Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund's actual sub-advisory fee was below the median of its Subadvisor Expense Universe.

     The Board considered that the Fund's performance was at the median of its Performance Group for the one-, three- and five-year periods and that it exceeded the median of its Performance Universe for the one- and five-periods and was slightly below the median for the three-year period. In addition, the Board noted that the Fund outperformed the Lipper VA Mixed-Asset Target Allocation Moderate Index for the one-, three, and five-year periods. The Board also noted that the Fund outperformed its custom blended benchmark for the one-, three- and five-year periods (S&P 500 Index: 55%; Lehman Brothers Aggregate Bond Index: 35%; and T-Bill 3-Month Index: 10%). The Board concluded that the Fund's performance has been satisfactory.

   . Blue Chip Growth Fund (subadvised by T. Rowe Price). The Board considered that the Fund's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board took into account management's discussion of the Fund's expenses. The Board considered that management had proposed that the Fund's advisory fee rate be reduced from 0.80% to 0.75% effective October 1, 2007. In addition, the Board considered that management agreed to reduce the Fund's total expense cap effective October 2007 to 0.85%, which would bring the Fund's total expenses below the median of its Expense Universe. In addition, the Board noted that the Fund's actual sub-advisory fees were at and below the medians of its Subadvisor Expense Group/Universe, respectively.

     The Board considered that for the one-, three- and five-year periods the Fund outperformed the median of its Performance Group/Universe and the Lipper VUF Large Cap Growth Index. The Board considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Broad Cap Value Income Fund (subadvised by Barrow Hanley). The Board considered that the Fund's actual advisory fees were at or slightly above the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and slightly below the median of its Expense Universe. Management reported that it would continue to limit the Fund's total expenses to 0.85%. Furthermore, the Board considered that the Fund's subadvisory fee was above the median of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Multi-Cap Value Index and the Russell 1000 Value Index (its benchmark) for the one-year period. The Board concluded that the Fund's performance has been satisfactory.

   . Capital Conservation Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were above the median of the Subadvisor Expense Group/Universe. The Board also took into account management's discussion of the Fund's expenses.

     The Board considered that the Fund's performance was slightly below the medians of its Performance Group/Universe for the three- and five-year periods and was slightly below the Performance Group for the one-year period and slightly above the Performance Universe for such period. In addition, the Board noted that the Fund slightly trailed the Lipper VUF A-Rated Corporate Index. The Board also considered that the Fund slightly trailed its benchmark, the Lehman Brothers Aggregate Bond Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that performance is being addressed.

   . Core Equity Fund (subadvised by BlackRock). The Board considered that the
     Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were slightly above the median of its Expense Group and below the median of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were below the median of its Subadvisor Expense Group/Universe. The Board took into account management's discussion of the Fund's expenses. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the medians of its Performance Group/Universe and the Lipper Large Cap Core Index for the one-, three- and five-year periods. It was noted that performance information presented was as of May 31, 2007 and that BlackRock had only begun to manage the Fund in March 2007, so that the performance represented the management of the prior sub-advisers. The Directors also noted the Fund's more recent short-term performance. The Board noted management's discussion of the Fund's performance and concluded that the underperformance has been addressed.

   . Core Value Fund (subadvised by American Century). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management's discussion of the Fund's expenses. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance exceeded the Performance Group/Universe for the one-year period, since the Fund had changed its investment strategy. It also noted that the Fund's performance trailed the median of the Performance Group for the three-year period and trailed for the five-year periods and that it trailed the median of its Performance Universe for the three- and five-year periods. In addition, the Board also considered that the Fund outperformed the Lipper VUF

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     Multi-Cap Value Index for the one-year period and trailed the Index for the three- and five-year periods. Finally, the Board considered that the Fund outperformed its benchmark, the S&P 500 Index, for the one-, three- and five-year periods. The Directors noted the recent changes made to the Fund's investment strategy and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Foreign Value Fund (subadvised by Templeton Global). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. Furthermore, the Board considered that the Fund's subadvisory fee was at the median of its Subadvisor Expense Universe.

     The Board considered that the Fund trailed the median of its Performance Group/Universe and underperformed the Lipper VUF International Value Index and its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, for the one-year period. The Board noted the Fund's absolute return performance. The Board noted management's discussion of the Fund's performance and concluded that the Fund's underperformance relative to its peers is being addressed.

   . Global Equity Fund (subadvised by Putnam). The Board considered that the
     Fund's actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, it noted that the Fund's total expenses were below the medians of its Expense Group/Universe. Furthermore, the Board considered that the Fund's subadvisory fee was above the median of its Subadvisor Expense Universe.

     The Board considered that the Fund exceeded the median of its Performance Group/Universe and outperformed the Lipper VUF Global Growth Index and its benchmark, the MSCI World Index, for the one-year period. The Board concluded that the Fund's performance has been satisfactory.

   . Global Social Awareness Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund exceeded the median of its Performance Group/Universe for the one-, three- and five-year periods and that it outperformed the Lipper VUF Large Cap Core Index the one- and three-year periods. It noted that it slightly underperformed the Index for the three-year period. In addition, the Board considered that the Fund underperformed its benchmark, the S&P 500 Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Global Strategy Fund (subadvised by Templeton Investment and Franklin).
     The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were at the median of its Subadvisor Expense Group Universe.

     The Board considered that the Fund exceeded the median of its Performance Group/Universe for the one-year period. The Board noted that management had indicated that there was no appropriate Lipper Index to compare the Fund, but that the Fund trailed its benchmark, the MSCI All-Country World Index, for the one-year period. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Government Securities Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees were at and below the medians of its Expense Group/Universe, respectively, and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Fund's sub-advisory fee was above the median of its Subadvisor Expense Universe. The Board took into account management's discussion of the Fund's expenses. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance was at or below the medians of its Performance Group/Universe for the one- and three-year periods and that it exceeded the medians for the five-year period. In addition, it noted that the Fund trailed the Lipper VUF General U.S. Government Index for the one- and three-year periods but slightly outperformed the Index for the five-year period. The Board also considered that the Fund slightly trailed its benchmark, the Lehman Brothers U.S. Government Bond Index, for the one- three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Growth & Income Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management's discussion of the Fund's expenses. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Core Index for the one-year period but trailed the medians and Index for the three- and five-year periods. The Board also considered that the Fund trailed the S&P 500 Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, including the steps taken to address such performance and its recent improvement, as well as management's continued monitoring of the Fund. The Board concluded that the Fund's underperformance is being addressed.

   . Health Sciences Fund (subadvised by T. Rowe Price). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's subadvisory fee was above the median of its Subadvisor Expense Universe, but that there were only four comparable funds included in the Universe.

     The Board considered that the Fund's performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Heath/Bio Index and its benchmark, the S&P 500 Healthcare Index, for the one-, three- and five-year periods. The Directors concluded that the Fund's performance has been satisfactory.

   . Inflation Protected Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees were below the median of its Expense Group/Universe and total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's subadvisory fee was above the median of its Subadvisor Expense Universe, but that there were only five comparable funds included in the Universe.

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     The Board noted that the Fund trailed the medians of its Performance
     Group/Universe and underperformed the Lipper VUF General US Government Bond Index and its benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index, for the one-year period. The Board noted the Fund's Morningstar ranking with respect to performance. The Directors noted management's discussion of the Fund's performance, including its continued monitoring of the Fund and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . International Equities Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees were slightly above the median of its Expense Group and below the median of its Expense Universe and that the Fund's total expenses were below the median of its Expense Universe and above the median of its Expense Group. The Board noted the relatively small number of funds included in the Expense Group. The Board noted that the Fund's sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board took into account management's discussion of the Fund's expenses, including the peer group used for comparison purposes.

     The Board considered that the Fund trailed the medians of its Performance Group/Universe for the one- and five-year periods. In addition, it noted that it outperformed the median of its Performance Universe for the three-year period but trailed the median of the Performance Group for such period. In addition, the Board considered that the Fund trailed the Lipper VUF International Core Index for the one- and five-year periods but slightly outperformed the Index for the three-year period. The Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index, for the one-, three- and five-year periods.

     The Directors noted management's discussion of the Fund's performance including changes being made to the Fund's investment strategy, as well as its continued monitoring of the Fund and concluded that the Fund's performance is being addressed.

   . International Government Bond Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, it was noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper Global Income Index and for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its custom blended benchmark for the one- and three-year periods and underperformed for the five-year period (JP Morgan Emerging Markets Bond Index Plus: 30% and the JP Morgan Government Bond Index Plus: 70%). The Board concluded that the Fund's performance was satisfactory.

   . International Growth I Fund (subadvised by American Century Global, AIM and MFS). The Board considered that the Fund's actual advisory fees were slightly below the median of its Expense Group and above the median of its Expense Universe. It also considered that the Fund's total expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance exceeded or equaled the medians of its Performance Group/Universe for the one- and three-year periods but trailed the medians for the five-year period. In addition, the Fund outperformed Lipper VUF International Growth Index and its benchmark, the MSCI EAFE Index, for the one-year period but trailed the indices for the three- and five-year periods. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance is satisfactory in light of all factors considered.

   . Large Cap Core Fund (subadvised by Evergreen). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board also noted that the Fund's total expenses were slightly above the median of it Expense Group and below the median of its Expense Universe. The Board considered that the Fund's sub-advisory fees were at or below the median of its Subadvisor Expense Group Universe.

     The Board considered that the Fund trailed the median of its Performance Group/Universe and underperformed the Lipper VUF Large Cap Core Index and its benchmark, the S&P 500 Index, for the one-year period. The Directors noted management's discussion of the Fund's improving performance including its continued monitoring of the Fund and concluded that appropriate action is being taken with respect to the Fund.

   . Large Capital Growth Fund (subadvised by AIG SAAMCo and AIM). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Growth Index for the one-year period. It additionally noted that the Fund underperformed its benchmark, the Russell 1000 Growth Index, for the one-year period. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

   . Mid Cap Index Fund (subadvised by AIGGIC). The Board considered that the
     Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Universe.

     The Board considered that the Fund's performance trailed the median of its Performance Universe and the Lipper VUF Mid Cap Core Index for the one- and three-year periods. In addition, the Fund's performance was at the median of its Performance Universe and trailed the Index for the five-year period. The Board also considered that the Fund slightly trailed its benchmark, the S&P MidCap 400 Index for the one-, three- and five-year periods. The Directors noted management's discussion of the Fund's performance, including its continued monitoring of the Fund, and concluded that the Fund's performance is satisfactory in light of all factors considered.

   . Mid Cap Strategic Growth Fund (subadvised by Brazos Capital and Van
     Kampen). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Subadvisory Expense Universe.

     The Board considered that the Fund trailed the medians of its Performance Group/Universe and the Lipper VUF Mid Cap Growth Index for the one-year period but outperformed its benchmark, the Russell Midcap Growth Index, for such period. The Directors noted management's discussion of the Fund's performance, including its continued monitoring of the Fund, and concluded that the Fund's performance is satisfactory in light of all factors considered.

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   . Money Market I Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board considered that the Fund's sub-advisory fees were slightly above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance was slightly below the median of its Performance Group and the Lipper UF Money Market Index for the one-, three- and five-year periods. The Board also noted that the Fund's performance was at or above the median of its Performance Universe for the one- and three-year periods and but below the median for the five-year period. In addition, it was reported that the Fund slightly underperformed its benchmark, the T-Bill 3 Month Index, for the three- and five-year periods but outperformed the Index for the one-year period. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and Indices. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Nasdaq-100 Index Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board considered management's discussion of the appropriateness of the peer group chosen for the Fund. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board considered that management proposed to lower the Fund's expense limitation to 0.55%.

     The Board considered that the Fund's performance exceeded the median of its Performance Universe for the one- and five-year periods but trailed the median for the three-year period. In addition, the Fund outperformed the Lipper Multi-Cap Growth for the one-year period but trailed for the three- and five-year periods. The Board noted that the Fund slightly underperformed its benchmark, the Nasdaq-100 Index for the one-, three- and five-year periods. The Board considered management's discussions of the Fund's performance, including the peer group in which the Fund was included, and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Science & Technology Fund (subadvised by T. Rowe Price, RCM and Wellington
     Management). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund's current sub-advisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion of the Fund's expenses.

     The Board considered that the Fund's performance exceeded the median of its Performance Group for the one- and five-year periods, but trailed for the three-year period. In addition, it noted that the Fund trailed its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed the Lipper VUF Science & Technology Index for the one- and three-year periods but trailed the Index for the five-year period. Finally, the Board noted that the Fund slightly outperformed its benchmark, the S&P 500 Information Technology Index, for the three- and five year periods but underperformed the Index for the one-year period. The Board considered management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Aggressive Growth Fund (subadvised by Wells Capital). The Board considered that the Fund's actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund's current sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance trailed its Performance Universe and Performance Group and the Lipper VUF Small Cap Growth Index for the one-year period but that it outperformed its benchmark, the Russell 2000 Growth Index, for such period. The Board noted that the Wells Capital assumed sub-advisory duties from Credit Suisse Asset Management, LLC in November 2006. The Board considered management's discussion of the Fund's recent performance by Wells Capital and concluded that the Fund's performance has been addressed.

   . Small Cap Fund (subadvised by American Century, Bridgeway, Franklin
     Portfolio and T. Rowe Price). The Board considered that the Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund's sub-advisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Core Index and its benchmark, the Russell 2000 Index, for the one-, three- and five-year periods. The Directors took into account management's discussion of the Fund's performance and its plans for the Fund and concluded that performance is being addressed.

   . Small Cap Index Fund (subadvised by AIGGIC). The Board considered that the actual advisory fees were below the medians of its Expense Group/Universe and that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's sub-advisory fee was below the median of its Subadvisor Expense Universe.

     The Board considered that the Fund's performance exceeded or equaled the Performance Group for the one- and five-year periods and slightly trailed the median for the three-year period. It also noted that the Fund's performance exceeded the Performance Universe for the three- and five-year periods but trailed the median for the one-year period. In addition, the Fund outperformed the Lipper VUF Small Cap Core Index for the one-, three- and five-year periods but underperformed its benchmark, the Russell 2000 Index, for such periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and the Indices. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Special Values Fund (subadvised by Evergreen and Putnam). The
     Board considered that the Fund's actual advisory fees and total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board noted that the Fund's performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Small Cap Value Index and its benchmark, the Russell 2000 Value Index, for the one-year period. The Board concluded that the Fund's performance has been satisfactory.

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


VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


   . Small Cap Strategic Growth Fund (subadvised by Evergreen). The Board considered that the Fund's actual advisory fees and total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board noted that the Fund's performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000 Growth Index, for the one-year period. The Directors took into account management's discussion of the Fund's performance and its continued monitoring of the Fund and concluded that management is taking appropriate action with respect to the Fund.

   . Stock Index Fund (subadvised by AIGGIC). The Board considered that the
     Fund's actual advisory fees were below the medians of its Expense Group/Universe and that the Fund's total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's sub-advisory fees were below the median of its Expense Group.

     The Board considered that the Fund's performance was no more than 0.04% above or below the medians of the Performance Group/Universe and the Lipper VUF S&P 500 Index for the one-, three- and five-year periods. It also noted that the Fund slightly trailed its benchmark, the S&P 500 Index, for the one-, three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and the Indices. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . VALIC Ultra Fund (subadvised by American Century). The Board considered that the Fund's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board approved changes to the Fund's investment strategy and the addition of American Century Global Investment Management, Inc., which is conditional upon approval of the Fund's shareholders. If the addition of American Century Global Investment Management, Inc. is approved by the Fund's shareholders and such changes are implemented, the advisory and subadvisory fee rates would decrease and would likely lower the Fund's total expenses. Furthermore, it was noted that if the advisory and subadvisory fee rates are reduced VALIC also will retain less of its advisory fees received from the Fund. On November 9, 2007, the shareholders of the Fund approved the changes and the reduced advisory and sub-advisory fees went into effect on December 10, 2007.

     The Board noted that the Fund's performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Large Cap Value Index and its benchmark, the Russell 1000 Growth Index, for the one-year period. In addition, the Board considered VALIC's presentation of quantitative analyses that reflected that the performance of proposed investment structure/strategy, which showed that the proposed strategy had stronger performance versus the Fund for the one-year period and stronger performance versus the American Century Ultra Fund for the one- and three-year periods. The Directors took into account management's discussions and continued monitoring of the Fund and concluded that management was addressing the Fund's performance by proposing the restructure of the Fund's investment strategy and the addition of a sub-adviser.

   . Value Fund (subadvised by Oppenheimer). The Board considered that the
     Fund's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also noted that management lowered the Fund's expense limitation to 0.90%. The Board also noted that the Fund's proposed sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Multi-Cap Value Index for the one-, three- and five-year periods. It was additionally noted that the Fund outperformed the Russell 1000 Value Index for the one- and three-year periods, which include the period for which Oppenheimer has served as subadviser. The Board concluded that the Fund's performance has been satisfactory.

 The Board concluded that the advisory fee and subadvisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

 Cost of Services, Indirect Benefits and Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Investment Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly, from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund. The Board reviewed the advisory and subadvisory fees of each Fund and noted that VALIC has agreed to cap expenses for certain Funds and is currently waiving a portion of its advisory fee or reimbursing expenses for the Funds.

 It was noted that VALIC reviews a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

 The Board considered that VALIC receives benefits in addition to the advisory fee paid by each Fund, as noted previously and which include (i) shareholder services fees paid by the Funds (except for the Lifestyle Funds) and (ii) transfer agency fees paid by the Funds. The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held in certain Funds that benefit VALIC.

 The Board considered that VC I pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that VALIC pays AIG SAAMCo, an annual fee of approximately 0.07% based on each Fund's average daily net assets, for the provision of certain accounting and administrative services to those Funds. Out of the fee AIG SAAMCo receives from the Funds, AIG SAAMCo reimburses VALIC for certain administrative and recordkeeping services and the Funds custodian, State Street Bank and Trust Company, for calculation of the daily net asset value.

 The Board concluded that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any other collateral benefits derived as a result of providing advisory services to the Funds are not material and do not impact upon the reasonableness of the advisory fees.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 As noted previously, the Board considered that the fees paid under the Subadvisory Agreements are paid by VALIC out of the advisory fees that it receives under the Advisory Agreements. In addition, with respect to the Sub-advisers not affiliated with VALIC, VALIC negotiated the Subadvisory Agreements and the fees thereunder at arm's length. For these reasons, the Board concluded that the cost of services to be provided by each unaffiliated Sub-adviser and the profitability to each such Sub-adviser from its relationship with a Fund are not material factors to its consideration.

 The Board received and reviewed information prepared by VALIC that reflect an allocation of costs that results in a reasonable determination of profitability of VALIC, as adviser, for each of the Funds. Furthermore, the Board noted that VALIC serves as a transfer agent to the Funds and AIG SAAMCo serves as the administrator to the Funds and that the fees for such services are paid for by the Funds. With respect to VALIC and its affiliates, the Board determined that VALIC's profitability was reasonable.

 With respect to the profitability of the Sub-advisers that are not affiliated with VALIC, it was noted that the subadvisory fees are paid by VALIC out of the advisory fees that VALIC receives from the Funds. The Board determined that the profitability to each Sub-adviser in connection with the Sub-advisers' relationship with the Funds is therefore not a material factor in their consideration of the Subadvisory Agreements.

 Economies of Scale. The Board noted that certain of the Funds currently have breakpoints in their advisory and subadvisory fees. The Board also noted that VALIC is currently waiving advisory fees or reimbursing expenses for certain of the Funds and that VALIC pays the subadvisory fees out of its advisory fees received from the Funds. The Board also took into account management's discussion of the Funds' advisory fee structure. The Board concluded that each Fund's existing advisory fee schedule reflect the economies of scale inherent in providing investment advice to a Fund in its particular asset category and asset size and that no changes to the advisory fee structure were necessary.

 For similar reasons as stated above with respect to the Sub-advisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers' management of the Funds are not a material factor to the approval of the Subadvisory Agreements and, additionally, it was noted that most of the Funds have breakpoints at the subadvisory fee level.

 Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by VALIC. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC compensates the Sub-advisers out of the fees it received from the Funds. The Board noted that the Subadvisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining staff and personnel as necessary for it to perform its obligations. The Board considered the termination and liability provisions of the Advisory Contracts as well as other provisions contained therein.

 Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributed different weight to the various factors. Based upon the materials the Board reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each of the Sub-advisers possess the capability and resources to perform the duties required of it under their respective Advisory Contract and that the terms of the respective Advisory Contracts were reasonable.

VALIC Company I
SPECIAL MEETING OF SHAREHOLDERS -- November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                             Proxy Voting Results

  A special Meeting of the Shareholders of VALIC Company I ("VC I") Broad Cap Value Income Fund, Capital Conservation Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid
 Cap Strategic Growth Fund, Small Cap Special Values Fund, Small Cap Strategic
  Growth Fund, and the VALIC Ultra Fund (the "Funds") was held on November 9,
        2007. Each Fund adopted the following proposals, as applicable.

 1. To approve a new investment sub-advisory agreement between the Variable Annuity Life Insurance Company ("VALIC") and American Century Global Investment Management, Inc. ("American Century Global"), which provides that American Century Global will manage a portion of the assets of the VALIC Ultra Fund; and

                 Votes in Favor of Proposal 1 80,359,784.343
                 Votes Against Proposal 1....  3,989,737.989
                 Votes Abstained Proposal 1..  4,792,289.476

 2. To approve an arrangement to permit VALIC, on behalf of the Funds, to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

  . Broad Cap Value Income

                 Votes in Favor of Proposal 2 2,016,744.234
                 Votes Against Proposal 2....   318,579.780
                 Votes Abstained Proposal 2..     2,294.934

  . Capital Conservation Fund

                 Votes in Favor of Proposal 2 12,370,724.919
                 Votes Against Proposal 2....  3,091,272.647
                 Votes Abstained Proposal 2..  1,269,987.445

  . Foreign Value Fund

                 Votes in Favor of Proposal 2 59,469,104.825
                 Votes Against Proposal 2.... 11,357,136.693
                 Votes Abstained Proposal 2..  2,797,138.856

  . Global Equity Fund

                 Votes in Favor of Proposal 2 24,966,617.341
                 Votes Against Proposal 2....  5,139,759.674
                 Votes Abstained Proposal 2..  1,756,361.077

  . Global Strategy Fund

                 Votes in Favor of Proposal 2 29,697,367.233
                 Votes Against Proposal 2....  5,003,014.296
                 Votes Abstained Proposal 2..  1,609,829.472

  . Large Cap Core Fund

                 Votes in Favor of Proposal 2 5,460,470.315
                 Votes Against Proposal 2....   646,918.506
                 Votes Abstained Proposal 2..   204,625.506

  . Large Capital Growth Fund

                 Votes in Favor of Proposal 2 33,429,288.892
                 Votes Against Proposal 2....  7,740,695.021
                 Votes Abstained Proposal 2..  1,846,119.216

  . Mid Cap Strategic Growth Fund

                 Votes in Favor of Proposal 2 17,694,454.975
                 Votes Against Proposal 2....  2,947,551.166
                 Votes Abstained Proposal 2..    959,705.101

  . Small Cap Special Values Fund

                 Votes in Favor of Proposal 2 20,297,263.364
                 Votes Against Proposal 2....  4,000,395.275
                 Votes Abstained Proposal 2..    968,429.186

  . Small Cap Strategic Growth Fund

                 Votes in Favor of Proposal 2 9,286,404.689
                 Votes Against Proposal 2.... 2,343,915.409
                 Votes Abstained Proposal 2..   632,885.848

  . VALIC Ultra Fund

                 Votes in Favor of Proposal 2 71,569,038.007
                 Votes Against Proposal 2.... 11,917,791.086
                 Votes Abstained Proposal 2..  5,654,982.716

VALIC Company I
Small Cap Fund
SUPPLEMENT TO PROSPECTUS
--------------------------------------------------------------------------------


                Supplement to Prospectus dated October 1, 2007

On January 23, 2008, the Board of Directors of VALIC Company I ("VC I") approved A I M Capital Management, Inc. ("AIM") as an investment sub-adviser of the Small Cap Fund (the "Fund") to replace American Century Investment Management, Inc. ("American Century") and Franklin Portfolio Associates, LLC ("FPA"), both current investment sub-advisers of the Fund. Effective March 10, 2008, AIM will assume its subadvisory duties for a portion of the Fund's portfolio. All references to American Century and FPA as sub-advisers of the Small Cap Fund are deleted in their entirety effective March 10, 2008.

T. Rowe Price Associates, Inc. and Bridgeway Capital Management, Inc. will continue to serve as co-sub-advisers of the Fund. Effective March 10, 2008, management expects each sub-adviser to manage a portion of the Fund's assets, as follows: AIM: 70%, T. Rowe Price: 20% and Bridgeway: 10%, which percentages may change over time as assets are invested in or redeemed from the Fund.

Effective March 10, 2008, the section of the Prospectus titled "About VC I's Management - Investment Sub-Advisers - A I M Capital Management, Inc. ("AIM")," the following information is added to reflect AIM's management of the Small Cap
Fund:

   Juliet S. Ellis (lead manager) and Juan R. Hartsfield are jointly and primarily responsible for the day-to-day management of a portion of the Small Cap Fund's portfolio. Ms. Ellis, Senior Portfolio Manager, has been responsible for the AIM Small Cap Equity Fund since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Hartsfield, Portfolio Manager, who has been responsible for the AIM Small Cap Equity Fund since 2006 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

   They are assisted by AIM's Small Cap Core/Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time.

The Board approved the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company and AIM with respect to the Fund without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VC I will mail to participants owning interests in the Fund an information statement that describes AIM, the factors the Board considered in its determination to hire AIM, and other information about the Fund.

Date: January 28, 2008

VALIC Company I
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, NY 10270

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc./
American Century Global Investment
Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201-2761

BlackRock, Inc./
BlackRock Investment Management, Inc.
800 Scudders Mill Rd.
Plainsboro, NJ 08536

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Bridgeway Capital Management, Inc.
5615 Kirby Drive
Suite 518
Houston, TX 77005-2448

Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, MA 02116-5034

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

Franklin Portfolio Associates, LLC
One Boston Place, 34th Floor
Boston, Massachusetts 02108

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

RCM Capital Management, LLC
4 Embarcadero Center
San Francisco, California 94111

Templeton Global Advisors, Ltd.,
Lyford Cay
Nassau, Bahamas

Templeton Investment Counsel, LLC
Broward Financial Centre, Suite 2100
Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.
d/b/a
Van Kampen
1221 Avenue of the Americas
New York, New York 10020

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market St.
10th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (resigned effective December 31, 2007)
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Diedre L. Shepherd,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering
Compliance Officer

VALIC Company I
--------------------------------------------------------------------------------


DISCLOSURE OF QUARTERLY FUND HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

                                                          AIG RETIREMENT ONLINE
                                                                 Account Access

        You must establish a Manage your account on the Web through AIG Retirement
     Personal Identification Online!
         Number (PIN) before
         using the automated Enjoy quick, easy and secure access -- now or anytime.
           account services. Go to www.aigretirement.com and click on Access Your
                             Account in the "Links to Login" section.
       Your PIN is valid for You'll find these exciting features:
both AIG Retirement by Phone
           at 1.800.448.2542 .  View your account portfolio including values and AIG Retirement Online. .  View, download or print account and transaction confirmation statements
                             .  View current and historical fund performance and
                                unit values
                             .  View or download transaction history
                             .  View your financial advisor's contact information
                             .  Update or reset your Personal Identification Number
                                (PIN)
                             .  Change your contact information such as telephone,
                                address or e-mail
                             .  Initiate account transactions including:
                             (greater than)Allocation changes
                             (greater than)Transfer money among investment options
                             (greater than)
                                           Rebalance account to your desired allocation mix
                             .  Loan modeling
                             .  Request forms for a variety of services
                             .  Ability to display information from other accounts
                             .  Enroll in the electronic document delivery service

                             Start exploring AIG Retirement Online today by establishing a Personal Identification Number (PIN)!

                             To set up a PIN through AIG Retirement Online:

                             .  Go to www.aigretirement.com
                             .  Click on Access Your Account in the "Links to
                                Login" section
                             .  Click "I am a new user"
                             .  Enter the information required to establish a new
                                PIN
                             . Click "I Agree" to accept AIG Retirement's access agreement (required)
                             . Verify and/or update your address, e-mail and telephone number information
                             . Click "Continue" to update your record and proceed to the Client Summary screen

                             Your PIN setup is complete when the Client Summary screen appears.

                             This PIN is valid for both AIG Retirement by Phone at 1-800-448-2542 and AIG Retirement Online.

                             AIG Retirement by Phone is AIG Retirement's toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company I              PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 4873 VER 11/07

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a)   (1) Not applicable.

              (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

              (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2008

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: February 7, 2008